UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Shareholders.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investment in State Street Disciplined Global Equity Portfolio	$4,631,159
Receivable from Adviser (Note 3)	13,314

Total assets	4,644,473

Liabilities
Advisory fee payable (Note 3)	2,797
Custodian fees payable (Note 3)	6,863
Administration fees payable (Note 3)	186
Trustees’ fees and expenses payable (Note 4)	48,100
Transfer agent fees payable (Note 3)	6,288
Registration and filing fees payable	42
Professional fees payable	22,956
Printing and postage fees payable	2,623
Accrued expenses and other liabilities	32

Total liabilities	89,887

Net Assets	$4,554,586

Net Assets Consist of:
Paid-in capital	$3,915,700
Undistributed (distribution in excess of) net investment income (loss)	(14,635)
Accumulated net realized gain (loss) on investments	14,144
Net unrealized appreciation (depreciation) on:
Investment in State Street Disciplined Global Equity Portfolio	639,377

Net Assets	$4,554,586

Net Asset Value Per Share
Class I
Net assets	$4,554,586
Shares outstanding	380,481

Net asset value, offering and redemption price per share	$11.97

Cost of Investments:
Investment in State Street Disciplined Global Equity Portfolio	$3,991,782

Shares of the State Street Disciplined Global Equity Portfolio	380,481

See accompanying notes to financial statements and financial statements of the Master Portfolio.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividend income from State Street Disciplined Global Equity Portfolio (Note 2)	$–

Expenses
Advisory fee (Note 3)	14,449
Administration fees (Note 3)	963
Custodian fees (Note 3)	6,900
Trustees’ fees and expenses (Note 4)	64,432
Transfer agent fees (Note 3)	2,698
Registration and filing fees	18,243
Professional fees	21,879
Printing and postage fees	17,123
Insurance expense	11
Miscellaneous expenses	1,854

Total expenses	148,552
Expenses waived/reimbursed by the Adviser (Note 3)	(133,902)

Net expenses	14,650

Net Investment Income (Loss)	(14,650)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment in State Street Disciplined Global Equity Portfolio	7,191

Net realized gain (loss)	7,191

Net change in unrealized appreciation/depreciation on:
Investment in State Street Disciplined Global Equity Portfolio	452,347

Net change in unrealized appreciation/depreciation	452,347

Net realized and unrealized gain (loss)	459,538

Net Increase (Decrease) in Net Assets from Operations	$444,888

See accompanying notes to financial statements and financial statements of the Master Portfolio.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	For the Period 2/18/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(14,650)	$63,303
Net realized gain (loss)	7,191	44,165
Net change in unrealized appreciation/depreciation	452,347	187,030

Net increase (decrease) in net assets resulting from operations	444,888	294,498

Distributions to Shareholders from:
Net investment income	–	(94,050)
Net realized gains	–	(6,450)

Total distributions to shareholders	–	(100,500)

Net Increase (Decrease) from Capital Share Transactions:
Class I
Shares sold	915,700	3,000,000

Net Increase (Decrease) in Net Assets from Capital Share Transactions	915,700	3,000,000

Net Increase (Decrease) in Net Assets During the Period	1,360,588	3,193,998

Net Assets at Beginning of Period	3,193,998	–

Net Assets at End of Period	$4,554,586	$3,193,998

Undistributed (distribution in excess of) net investment income (loss)	$(14,635)	$15

Shares of Beneficial Interest:
Class I
Shares sold	80,481	300,000

Net increase (decrease)	80,481	300,000

*	Inception date.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/17 (Unaudited)		For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$10.65		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	(0.04)		0.21
Net realized and unrealized gain (loss)	1.36		0.77

Total from investment operations	1.32		0.98

Distributions to Shareholders from:
Net investment income	–		(0.31)
Net realized gains	–		(0.02)

Total distributions to shareholders	–		(0.33)

Net asset value, end of period	$11.97		$10.65

Total return(b)	12.39%		9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,555		$3,194
Ratios to average net assets:
Total expenses	7.71	%(c)	5.37	%(c)
Net expenses	0.76	%(c)	0.75	%(c)
Net investment income (loss)	(0.76	)%(c)	2.26	%(c)
Portfolio turnover rate(e)	1	%(d)	38	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Portfolio turnover rate is from the State Street Disciplined Global Equity Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

The Fund is part of a master-feeder structure and invests substantially all of its assets in State Street Disciplined Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (100.00% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Security Valuation

The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

The investment in the Portfolio is categorized as Level 1 for financial reporting purposes.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.

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State Street Disciplined Global Equity Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Adviser is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board. For the period ended June 30, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $133,902.

Administrator, Custodian and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2017, based on management’s evaluation of the shareholder

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State Street Disciplined Global Equity Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Disciplined Global Equity Fund	1	78.84%

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify for as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Fund	$3,991,782	$639,377	$–	$639,377

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

6.	Risks

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

7.	New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Fund(b)	0.76%	$1,123.90	$4.00	$1,021.00	$3.81

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

(b)	Because the Fund invests all of its assets in its Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Disciplined Global Equity Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•	Comparisons of the Fund’s performance over the period since the Fund’s inception through December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge

[1]	Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year, since the Fund’s inception; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

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State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single

14

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the period since the Fund’s inception through December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on February 19, 2016. The Board took

15

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory while noting the Fund’s limited performance history.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of your Fund:

The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can

16

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

17

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator of the Fund

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Fund

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Annual Report

30 June 2017

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

ANNUAL REPORT

JUNE 30, 2017

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Disciplined Global Equity Fund Portfolio (the “Portfolio”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Portfolio’s benchmark is the MSCI World Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Portfolio was 14.43%, and the Index was 18.20% (Net). The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Global equity markets accelerated higher through the third quarter of 2016, while the VIX declined substantially from the post-Brexit high. Collectively, rising crude oil prices and incrementally positive economic releases drove risk sentiment higher. The Portfolio’s lower risk positioning faced a strong head wind on performance as the market reverted to favoring higher beta and higher risk securities. Overall stock selection performance was rather muted as shifts in sentiment and interest rates concerns dominated market dynamics. As a result, the portfolio’s allocation effect was negatively impacted as it was overweight the utilities sector and underweight the financials sector relative to the Index. Diminishing risk aversion saw investors rotating into riskier technology names at the expense of the more defensive health care and consumer staples stocks that were owned by the Portfolio. The health care sector also faced additional pressure from concerns on the rising regulatory and government pricing interference on the sector.

Portfolio positioning into the fourth quarter of 2016 continued to reflect the long term challenges in the global economic recovery, with low allocations to the cyclical industries and the financials sector. However, global equity investors accelerated their rotation into cyclicals after the U.S. elections. The Portfolio was negatively affected by the performance of the financials sector, relative to the Index, as this segment of the market rallied heavily on a more hawkish rate outlook and a sharp steepening in yield curves. Financials were also perceived to benefit from a more benign regulatory environment envisaged under the Trump administration. In addition, lower allocations to energy companies and an emphasis on telecommunication services hurt overall performance for the quarter relative to the Index.

Equity markets ushered in 2017 on a cautiously positive note. However, reflationary market trends and positive sentiment quickly picked up and drove global equity indices to new highs. The Portfolio added value in each of the months during the first quarter, but was particularly successful during February. An overweight in health care, an increase in exposure to banks, and a significant underweight in energy, relative to the Index, provided a boost to performance during the first quarter of 2017.

During April and May 2017, general market sentiment was helped by the unwinding of Eurozone political risk fears, however the materials and energy sectors performed poorly as commodities and oil slumped on China deleveraging and risks to oil production cuts. The Portfolio made relative gains during this period in the energy, health care, and financials sectors from both an allocation and stock selection effect. However performance was hurt by poor stock selection within the information technology and consumer discretionary sectors. As the second quarter of 2017 came to a close, enthusiasm for the current market environment was still positive, although a dip in oil and a rotation away from technology stocks did provide a slight setback. In June, the Portfolio made most of its gains from stock selection within the Information Technology and Industrials sectors, however the portfolio’s significant underweight in Information Technology also contributed to performance against the Index.

In summary, the “risk on” rally which was sustained through the second half of 2016 benefitted pro-cyclical, higher beta equities which negatively impacted the Portfolio’s performance as it was more defensively positioned, relative to the Index. Although, relative to the Index, the Portfolio’s positioning started to pay off during the first half of 2017, it was not enough to offset the losses incurred earlier on.

On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis were Quest Diagnostics Inc., Peugeot SA, and NetApp, Inc. The top negative contributors to the Fund’s performance on an absolute basis were DaVita, Inc.*, Astellas Pharma, Inc., and Express Scripts Holding Co.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*	The security was not held by the Portfolio as of June 30, 2017 and is therefore not included in the Schedule of Investments.

1

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio and the market return is based on the market price per share of the Portfolio. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Portfolio are listed for trading, as of the time that the Portfolio’s NAV is calculated. Since shares of the Portfolio did not trade in the secondary market until one day after the Portfolio’s inception, for the period from inception to the first day of secondary market trading in shares of the Portfolio (2/18/16, 2/19/16, respectively), the NAV of the Portfolio is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption or sale of Portfolio shares. The total expense ratio for State Street Disciplined Global Equity Portfolio as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2017

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI World Index (USD) (Net)	NET ASSET VALUE	MARKET VALUE	MSCI World Index (USD) (Net)
ONE YEAR	14.43%	N/A	18.20%	14.43%	N/A	18.20%
SINCE INCEPTION (1)	24.62%	N/A	27.88%	17.47%	N/A	19.77%

(1)	For the period February 18, 2016 to June 30, 2017.

MSCI World Index

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO — PERFORMANCE SUMMARY (UNAUDITED) (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

3

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO —

PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2017

DESCRIPTION	BAXTER INTERNATIONAL, INC.	QUEST DIAGNOSTICS, INC.	AGILENT TECHNOLOGIES, INC.	ENEL SpA	ABBOTT LABORATORIES
MARKET VALUE	$68,713	64,473	60,555	59,641	58,429
% OF NET ASSETS	1.5	1.4	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	8.2%
Health Care Providers & Services	7.1
Insurance	6.0
Health Care Equipment & Supplies	5.7
Diversified Telecommunication Services	5.6
Pharmaceuticals	5.6
Banks	5.2
Multi-Utilities	4.5
Food & Staples Retailing	3.5
Electronic Equipment, Instruments & Components	3.3
Automobiles	3.0
Commercial Services & Supplies	2.4
Household Products	2.3
Airlines	2.2
Beverages	2.2
Real Estate Investment Trusts (REITs)	2.2
Food Products	2.1
Electrical Equipment	2.0
Tobacco	1.9
Media	1.8
Construction & Engineering	1.7
Communications Equipment	1.6
Semiconductors & Semiconductor Equipment	1.5
Technology Hardware, Storage & Peripherals	1.4
Auto Components	1.3
IT Services	1.3
Life Sciences Tools & Services	1.3
Aerospace & Defense	1.1
Real Estate Management & Development	1.1
Road & Rail	1.1
Containers & Packaging	1.0
Industrial Conglomerates	1.0
Machinery	1.0
Metals & Mining	1.0
Consumer Finance	0.9
Household Durables	0.9
Mortgage Real Estate Investment	0.9
Trading Companies & Distributors	0.8
Building Products	0.6
Software	0.6
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

4

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 1.3%
Qantas Airways, Ltd.	6,574	$28,844
Telstra Corp., Ltd.	9,964	32,864

		61,708

CANADA — 3.3%
BCE, Inc.	859	38,627
Metro, Inc.	802	26,357
Shaw Communications, Inc. Class B	1,954	42,565
TELUS Corp.	1,279	44,091

		151,640

DENMARK — 1.4%
Danske Bank A/S	548	21,050
Vestas Wind Systems A/S	468	43,147

		64,197

FRANCE — 2.0%
Peugeot SA	1,992	39,680
Sanofi	544	51,970

		91,650

GERMANY — 2.7%
Fresenius SE & Co. KGaA	280	23,971
METRO AG	1,496	50,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	15,908
RWE AG (a)	1,673	33,287

		123,595

HONG KONG — 7.9%
BOC Hong Kong Holdings, Ltd.	12,000	57,414
CK Hutchison Holdings, Ltd.	1,500	18,831
CLP Holdings, Ltd.	5,000	52,905
Hang Seng Bank, Ltd.	2,100	43,929
Jardine Matheson Holdings, Ltd.	400	25,680
Link REIT	6,500	49,459
Power Assets Holdings, Ltd.	3,500	30,913
Sun Hung Kai Properties, Ltd.	2,000	29,386
WH Group, Ltd. (b)	57,000	57,537

		366,054

ITALY — 1.3%
Enel SpA	11,140	59,641

JAPAN — 14.4%
Asahi Glass Co., Ltd.	600	25,258
Astellas Pharma, Inc.	2,500	30,583
Bridgestone Corp.	700	30,153
Central Japan Railway Co.	300	48,887
Daiichi Sankyo Co., Ltd.	1,500	35,337
Fujitsu, Ltd.	5,000	36,837
Hitachi, Ltd.	9,000	55,221
Hoya Corp.	600	31,148
Kirin Holdings Co., Ltd.	2,400	48,893
Marubeni Corp.	5,900	38,112
Mitsubishi Materials Corp.	600	18,156
Nippon Telegraph & Telephone Corp.	1,100	51,985
Sekisui Chemical Co., Ltd.	2,300	41,165
Sumitomo Rubber Industries, Ltd.	1,900	32,061

Suzuki Motor Corp.	1,200	56,924
Taisei Corp.	5,000	45,657
Toyota Motor Corp.	800	41,958

		668,335

NETHERLANDS — 0.9%
Koninklijke Ahold Delhaize NV	2,135	40,763

NEW ZEALAND — 1.0%
Spark New Zealand, Ltd.	16,707	46,240

NORWAY — 0.6%
Norsk Hydro ASA	5,426	29,978

SINGAPORE — 1.1%
Ascendas REIT	6,500	12,322
Singapore Airlines, Ltd.	2,400	17,640
UOL Group, Ltd.	3,785	21,002

		50,964

SPAIN — 0.7%
ACS Actividades de Construccion y Servicios SA	791	30,516

SWEDEN — 1.1%
Swedish Match AB	1,444	50,795

SWITZERLAND — 2.8%
Sonova Holding AG	246	39,996
Swisscom AG	89	43,002
TE Connectivity, Ltd.	571	44,926

		127,924

UNITED KINGDOM — 0.8%
Direct Line Insurance Group PLC	8,421	38,875

UNITED STATES — 55.6%
Abbott Laboratories	1,202	58,429
Agilent Technologies, Inc.	1,021	60,555
AGNC Investment Corp. REIT	1,953	41,579
Allstate Corp.	556	49,173
Altria Group, Inc.	478	35,597
Ameren Corp.	768	41,987
American Electric Power Co., Inc.	520	36,124
American Express Co.	471	39,677
Annaly Capital Management, Inc. REIT	3,380	40,729
Anthem, Inc.	235	44,211
Avery Dennison Corp.	522	46,129
Axis Capital Holdings, Ltd.	669	43,258
Baxter International, Inc.	1,135	68,713
Cardinal Health, Inc.	391	30,467
CenterPoint Energy, Inc.	1,662	45,506
Cintas Corp.	366	46,131
Cisco Systems, Inc.	834	26,104
Colgate-Palmolive Co.	229	16,976
Comcast Corp. Class A	1,101	42,851
Corning, Inc.	1,700	51,085
Cummins, Inc.	293	47,530
Delta Air Lines, Inc.	481	25,849
DTE Energy Co.	492	52,049
Eaton Corp. PLC	659	51,290
Edison International	520	40,659
Eli Lilly & Co.	330	27,159
Entergy Corp.	494	37,924

See accompanying notes to financial statements.

5

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

Everest Re Group, Ltd.	202	$51,427
Exelon Corp.	1,239	44,691
Express Scripts Holding Co. (a)	534	34,091
General Dynamics Corp.	121	23,970
HCA Healthcare, Inc. (a)	522	45,518
Hologic, Inc. (a)	824	37,393
HP, Inc.	1,887	32,985
IDEXX Laboratories, Inc. (a)	175	28,248
International Business Machines Corp.	150	23,074
Johnson & Johnson	386	51,064
JPMorgan Chase & Co.	589	53,835
Kimberly-Clark Corp.	384	49,578
KLA-Tencor Corp.	207	18,943
Lincoln National Corp.	408	27,573
McKesson Corp.	123	20,238
Merck & Co., Inc.	809	51,849
Motorola Solutions, Inc.	535	46,406
NetApp, Inc.	800	32,040
PepsiCo, Inc.	473	54,627
Pfizer, Inc.	404	13,570
Pinnacle West Capital Corp.	614	52,288
PNC Financial Services Group, Inc.	196	24,474
PPL Corp.	624	24,124
Principal Financial Group, Inc.	667	42,735
Procter & Gamble Co.	421	36,690
Prudential Financial, Inc.	103	11,138
Public Service Enterprise Group, Inc.	846	36,386
Quest Diagnostics, Inc.	580	64,473
Raytheon Co.	155	25,029
Republic Services, Inc.	211	13,447
Southwest Airlines Co.	503	31,256
Synopsys, Inc. (a)	404	29,464
Sysco Corp.	659	33,167
Texas Instruments, Inc.	678	52,159
Tyson Foods, Inc. Class A	599	37,515
UnitedHealth Group, Inc.	266	49,322
Universal Health Services, Inc. Class B	141	17,213

US Bancorp	808	41,951
Wal-Mart Stores, Inc.	164	12,412
Waste Management, Inc.	713	52,299

		2,576,403

TOTAL COMMON STOCKS (Cost $4,039,203)		4,579,278

RIGHTS — 0.0%(c)
SPAIN — 0.0%(c)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (a) (Cost $665)	791	631

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d)(e) (Cost $23,785)	23,785	23,785

TOTAL INVESTMENTS — 99.4% (Cost $4,063,653)		4,603,694
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		27,212

NET ASSETS — 100.0%		$4,630,906

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.2% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$61,708	$—	$—	$61,708
Canada	151,640	—	—	151,640
Denmark	64,197	—	—	64,197
France	91,650	—	—	91,650
Germany	123,595	—	—	123,595
Hong Kong	366,054	—	—	366,054
Italy	59,641	—	—	59,641
Japan	668,335	—	—	668,335
Netherlands	40,763	—	—	40,763

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$46,240	$—	$—	$46,240
Norway	29,978	—	—	29,978
Singapore	50,964	—	—	50,964
Spain	30,516	—	—	30,516
Sweden	50,795	—	—	50,795
Switzerland	127,924	—	—	127,924
United Kingdom	38,875	—	—	38,875
United States	2,576,403	—	—	2,576,403
Rights
Spain	631	—	—	631
Short-Term Investment	23,785	—	—	23,785

TOTAL INVESTMENTS	$4,603,694	$—	$—	$4,603,694

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	34,046	$34,046	103,466	137,512	—	$—	$32	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	517,282	493,497	23,785	23,785	86	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	625,675	625,675	—	—	105	—

TOTAL		$34,046				$23,785	$223	$—

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$4,579,909
Investments in affiliated issuers, at value (Note 2)	23,785

Total Investments	4,603,694
Foreign currency, at value	14,680
Dividends receivable — unaffiliated issuers (Note 2)	9,445
Dividends receivable — affiliated issuers (Note 2)	36
Receivable from Adviser (Note 3)	1,197
Receivable for foreign taxes recoverable	2,804

TOTAL ASSETS	4,631,856

LIABILITIES
Advisory fee payable (Note 3)	948
Trustees’ fees and expenses payable (Note 4)	2

TOTAL LIABILITIES	950

NET ASSETS	$4,630,906

NET ASSETS CONSIST OF:
Paid-in Capital	$3,971,188
Undistributed (distribution in excess of) net investment income (loss)	60,327
Accumulated net realized gain (loss) on investments and foreign currency transactions	59,127
Net unrealized appreciation (depreciation) on:
Investments	540,041
Foreign currency transactions	223

NET ASSETS	$4,630,906

NET ASSET VALUE PER SHARE
Net asset value per share	$12.03

Shares outstanding (unlimited amount authorized, no par value)	384,967

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,039,868
Investments in affiliated issuers	23,785

Total cost of investments	$4,063,653

Foreign currency, at cost	$14,534

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2017

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$104,713
Dividend income — affiliated issuers (Note 2)	223
Foreign taxes withheld	(5,610)

TOTAL INVESTMENT INCOME (LOSS)	99,326

EXPENSES
Advisory fee (Note 3)	9,037
Trustees’ fee (Note 4)	62
Redemption facility fee	2,583
Miscellaneous expenses	398

TOTAL EXPENSES	12,080

Expenses waived/reimbursed by the Adviser (Note 3)	(12,049)

NET EXPENSES	31

NET INVESTMENT INCOME (LOSS)	99,295

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	74,426
Foreign currency transactions	(1,133)

Net realized gain (loss)	73,293

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	333,314
Foreign currency transactions	666

Net change in unrealized appreciation/depreciation	333,980

NET REALIZED AND UNREALIZED GAIN (LOSS)	407,273

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$506,568

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/17	For the Period 2/18/16* - 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$99,295	$45,676
Net realized gain (loss)	73,293	16,262
Net change in unrealized appreciation/depreciation	333,980	206,284

Net increase (decrease) in net assets resulting from operations	506,568	268,222

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(84,310)	—
Net realized gains	(30,762)	—

Total distributions to shareholders	(115,072)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,071,399	3,036,146
Reinvestment of distributions	115,072	—
Cost of shares redeemed	(217,386)	(34,043)

Net increase (decrease) in net assets from beneficial interest transactions	969,085	3,002,103

Net increase (decrease) in net assets during the period	1,360,581	3,270,325

Net assets at beginning of period	3,270,325	—

NET ASSETS AT END OF PERIOD	$4,630,906	$3,270,325

Undistributed (distribution in excess of) net investment income (loss)	$60,327	$46,475

SHARES OF BENEFICIAL INTEREST:
Shares sold	93,862	303,384
Reinvestment of distributions	10,805	—
Shares redeemed	(19,900)	(3,184)

Net increase (decrease)	84,767	300,200

*	Inception date.

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 6/30/17		For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.31		0.15
Net realized and unrealized gain (loss)	1.21		0.74

Total from investment operations	1.52		0.89

Distributions to shareholders from:
Net investment income	(0.28)		—
Net realized gains	(0.10)		—

Total distributions	(0.38)		—

Net asset value, end of period	$12.03		$10.89

Total return (b)	14.43%		8.90	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,631		$3,270
Ratios to average net assets:
Total expenses	0.33%		0.27	%(d)
Net expenses	0.00	%(e)	—	%(d)
Net investment income (loss)	2.75%		4.00	%(d)
Portfolio turnover rate	30%		21	%(c)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization

SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of twelve (12) series and corresponding classes, each of which have the same rights and privileges, including voting rights, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):

Fund	Inception Date	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Portfolio	February 18, 2016	February 19, 2016	Diversified

The Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017 is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed to waive the entire amount of this fee until the later of April 30, 2018 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Disciplined Global Equity Fund (the “Feeder Fund”). The waiver may be terminated only by the Portfolio’s Board. The Adviser pays all expenses of the Portfolio other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. For the period ended June 30, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $12,049.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2017, were:

	Purchases	Sales
State Street Disciplined Global Equity Portfolio	$2,064,436	$1,093,247

6.	Income Tax Information

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currency transactions, wash sales, REITs and passive foreign investment companies.

The tax character of distributions paid during the period ended June 30, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Disciplined Global Equity Portfolio	$115,072	$—	$—	$115,072

At June 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Qualified Late-Year Losses	Total
State Street Disciplined Global Equity Portfolio	$96,161	$—	$24,400	$539,157	$—	$659,718

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Portfolio	$4,064,760	$596,540	$57,606	$538,934

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

7.	Line of Credit

Effective October 13, 2016, the Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participant may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2017.

8.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9.	New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SSGA Active Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Disciplined Global Equity Portfolio (the “Portfolio”) (one of the portfolios constituting SSGA Active Trust) as of June 30, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian, brokers and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Disciplined Global Equity Portfolio (one of the portfolios constituting SSGA Active Trust) at June 30, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2017

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio		Ending Account Value	Expenses Paid During Period(a)		Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Portfolio	0.00	%(b)	$1,127.50	$0.00	(c)	$1,024.80	$0.00	(c)

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Amount is less than 0.005%.
(c)	Amount is less than $0.005.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2017.

Dividends Received Deduction

The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Portfolio during the fiscal year ended June 30, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the

18

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio’s investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the most recent 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.

19

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During The Past 5 Years
Independent Trustees
FRANK NESVET c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	179	None.
DAVID M. KELLY c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	179	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	179	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	179	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	179	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	255	None.

20

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Fund Management, Inc. serves as investment adviser.
*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company One Hundred Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 to present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Summer Street, SUM 0703 Boston, MA 02111 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,. **

21

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers: (continued)
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional information (SAI) includes additional information about Fund directors and is available, without charge, upon request and by calling 1-800-997-7327.

22

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SSIITDGBLEQSAR

IBG-24482

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Target Retirement Funds

Semi-Annual Report

June 30, 2017

(Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Portfolio Statistics (Unaudited)

Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Fund are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.

State Street Target Retirement Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Fixed Income	47.0%
Domestic Equity	19.9
Inflation Linked	18.0
International Equity	10.1
Real Estate	5.0
Short-Term Investment	0.3
Liabilities in Excess of Other Assets	(0.3)
100.0%

State Street Target Retirement 2015 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Fixed Income	38.1%
Domestic Equity	23.6
Inflation Linked	20.5
International Equity	12.5
Real Estate	5.0
Other Assets in Excess of Liabilities	0.2
Short-Term Investment	0.1
100.0%

See accompanying notes to financial statements.

1

State Street Institutional Investment Trust

Portfolio Statistics (Unaudited) — (continued)

State Street Target Retirement 2020 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Fixed Income	32.3%
Domestic Equity	31.7
Inflation Linked	13.8
International Equity	18.1
Real Estate	3.8
Other Assets in Excess of Liabilities	0.2
Short-Term Investment	0.1
100.0%

State Street Target Retirement 2025 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	40.1%
Domestic Fixed Income	27.7
International Equity	24.2
Inflation Linked	6.3
Real Estate	1.3
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.2
100.0%

State Street Target Retirement 2030 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	45.3%
International Equity	27.8
Domestic Fixed Income	24.6
Inflation Linked	1.9
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.2
100.0%

See accompanying notes to financial statements.

2

State Street Institutional Investment Trust

Portfolio Statistics (Unaudited) — (continued)

State Street Target Retirement 2035 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	49.6%
International Equity	30.7
Domestic Fixed Income	19.2
Other Assets in Excess of Liabilities	0.3
Short-Term Investment	0.2
100.0%

State Street Target Retirement 2040 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	52.6%
International Equity	32.6
Domestic Fixed Income	14.3
Other Assets in Excess of Liabilities	0.3
Short-Term Investment	0.2
100.0%

State Street Target Retirement 2045 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	55.3%
International Equity	34.4
Domestic Fixed Income	9.7
Other Assets in Excess of Liabilities	0.4
Short-Term Investment	0.2
100.0%

State Street Target Retirement 2050 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	55.2%
International Equity	34.4
Domestic Fixed Income	9.7
Other Assets in Excess of Liabilities	0.5
Short-Term Investment	0.2
100.0%

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

Portfolio Statistics (Unaudited) — (continued)

State Street Target Retirement 2055 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	55.0%
International Equity	34.2
Domestic Fixed Income	9.7
Other Assets in Excess of Liabilities	1.0
Short-Term Investment	0.1
100.0%

State Street Target Retirement 2060 Fund

Asset Allocation as of June 30, 2017 (as a percentage of Net Assets)

Domestic Equity	55.2%
International Equity	34.3
Domestic Fixed Income	9.7
Short-Term Investment	0.4
Other Assets in Excess of Liabilities	0.4
100.0%

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Target Retirement Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.0%(a)
Domestic Equity – 19.9%
State Street Equity 500 Index II Portfolio	1,189,291	$14,699,635
State Street Small/Mid Cap Equity Index Portfolio	241,315	2,758,232

		17,457,867

Domestic Fixed Income – 47.0%
SPDR Bloomberg Barclays High Yield Bond ETF	165,721	6,164,821
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	114,904	3,520,658
SPDR Bloomberg Barclays Short Term Treasury ETF	460,786	13,897,306
State Street Aggregate Bond Index Portfolio	1,754,056	17,558,102

		41,140,887

Inflation Linked – 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	812,432	15,785,554

International Equity – 10.1%
State Street Global Equity ex-U.S. Index Portfolio	884,771	8,821,163

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	91,523	4,364,732

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $85,446,750)		87,570,203

SHORT-TERM INVESTMENT – 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $281,145)	281,145	281,145

TOTAL INVESTMENTS – 100.3% (Cost $85,727,895)		87,851,348
Liabilities in Excess of Other Assets – (0.3)%		(233,786)

NET ASSETS – 100.0%		$87,617,562

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$17,457,867	$–	$–	$17,457,867
Domestic Fixed Income	41,140,887	–	–	41,140,887
Inflation Linked	15,785,554	–	–	15,785,554
International Equity	8,821,163	–	–	8,821,163
Real Estate	4,364,732	–	–	4,364,732
Short-Term Investment	281,145	–	–	281,145

Total Investments	$87,851,348	$–	$–	$87,851,348

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Target Retirement Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	522,357	$10,107,608	346,469	56,394	812,432	$15,785,554	$116,851	$8,768
SPDR Bloomberg Barclays High Yield Bond ETF	108,415	3,951,727	63,756	6,450	165,721	6,164,821	146,366	5,060
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	73,883	2,255,648	46,417	5,396	114,904	3,520,659	25,160	(505)
SPDR Bloomberg Barclays Short Term Treasury ETF	295,962	8,893,658	196,388	31,564	460,786	13,897,306	58,714	(5,532)
SPDR Dow Jones Global Real Estate ETF	60,746	2,846,557	35,921	5,144	91,523	4,364,732	61,278	419
State Street Aggregate Bond Index Portfolio	1,140,689	11,304,230	740,372	127,005	1,754,056	17,558,102	194,133	(28,905)
State Street Equity 500 Index II Portfolio	828,939	9,383,593	500,466	140,114	1,189,291	14,699,635	–	235,133
State Street Global Equity ex-U.S. Index Portfolio	659,493	5,763,966	392,443	167,165	884,771	8,821,162	–	168,385
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	3,324,716	3,043,571	281,145	281,145	329	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,318	106,318	21,061,084	21,167,402	–	–	983	–
State Street Small/Mid Cap Equity Index Portfolio	166,447	1,772,660	95,932	21,064	241,315	2,758,232	–	42,896

TOTAL		$56,385,965				$87,851,348	$603,814	$425,719

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street Target Retirement 2015 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 23.6%
State Street Equity 500 Index II Portfolio	2,457,280	$30,371,980
State Street Small/Mid Cap Equity Index Portfolio	446,831	5,107,275

		35,479,255

Domestic Fixed Income – 38.1%
SPDR Bloomberg Barclays High Yield Bond ETF	284,475	10,582,470
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	86,294	2,644,048
SPDR Bloomberg Barclays Short Term Treasury ETF	340,422	10,267,128
State Street Aggregate Bond Index Portfolio	3,387,280	33,906,674

		57,400,320

Inflation Linked – 20.5%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,588,310	30,860,863

International Equity – 12.5%
State Street Global Equity ex-U.S. Index Portfolio	1,889,868	18,841,987

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	157,107	7,492,433

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $146,065,775)		150,074,858

SHORT-TERM INVESTMENT – 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $229,894)	229,894	229,894

TOTAL INVESTMENTS – 99.8% (Cost $146,295,669)		150,304,752
Other Assets in Excess of Liabilities – 0.2%		245,587

NET ASSETS – 100.0%		$150,550,339

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$35,479,255	$–	$–	$35,479,255
Domestic Fixed Income	57,400,320	–	–	57,400,320
Inflation Linked	30,860,863	–	–	30,860,863
International Equity	18,841,987	–	–	18,841,987
Real Estate	7,492,433	–	–	7,492,433
Short-Term Investment	229,894	–	–	229,894

Total Investments	$150,304,752	$–	$–	$150,304,752

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street Target Retirement 2015 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	749,088	$14,494,853	1,045,781	206,559	1,588,310	$30,860,863	$222,612	$(83,013)
SPDR Bloomberg Barclays High Yield Bond ETF	139,926	5,100,303	178,156	33,607	284,475	10,582,470	248,086	20,663
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	35,759	1,091,722	59,362	8,827	86,294	2,644,048	16,766	(1,954)
SPDR Bloomberg Barclays Short Term Treasury ETF	139,454	4,190,593	237,187	36,219	340,422	10,267,128	38,593	(17,552)
SPDR Dow Jones Global Real Estate ETF	78,412	3,674,386	100,212	21,517	157,107	7,492,433	103,465	(78,537)
State Street Aggregate Bond Index Portfolio	1,693,129	16,778,907	2,133,766	439,615	3,387,280	33,906,674	375,439	(150,618)
State Street Equity 500 Index II Portfolio	1,327,710	15,029,680	1,621,947	492,377	2,457,280	30,371,980	–	431,871
State Street Global Equity ex-U.S. Index Portfolio	1,104,279	9,651,396	1,310,567	524,978	1,889,868	18,841,987	–	427,771
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	6,625,880	6,395,986	229,894	229,894	481	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	206,879	206,879	43,457,647	43,664,526	–	–	1,566	–
State Street Small/Mid Cap Equity Index Portfolio	246,404	2,624,201	288,924	88,497	446,831	5,107,275	–	105,854

TOTAL		$72,842,920				$150,304,752	$1,007,008	$654,485

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Target Retirement 2020 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 31.7%
State Street Equity 500 Index II Portfolio	11,242,732	$138,960,162
State Street Small/Mid Cap Equity Index Portfolio	2,653,601	30,330,658

		169,290,820

Domestic Fixed Income – 32.3%
SPDR Bloomberg Barclays High Yield Bond ETF	865,883	32,210,848
SPDR Bloomberg Barclays Long Term Treasury ETF	169,377	12,213,775
State Street Aggregate Bond Index Portfolio	12,812,277	128,250,897

		172,675,520

Inflation Linked – 13.8%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,544,987	49,449,097
SPDR Bloomberg Barclays TIPS ETF	427,085	23,989,365

		73,438,462

International Equity – 18.1%
State Street Global Equity ex-U.S. Index Portfolio	9,708,178	96,790,530

Real Estate – 3.8%
SPDR Dow Jones Global Real Estate ETF	418,428	19,954,831

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $509,910,611)		532,150,163

SHORT-TERM INVESTMENT – 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $682,299)	682,299	682,299

TOTAL INVESTMENTS – 99.8% (Cost $510,592,910)		532,832,462
Other Assets in Excess of Liabilities – 0.2%		1,298,812

NET ASSETS – 100.0%		$534,131,274

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$169,290,820	$–	$–	$169,290,820
Domestic Fixed Income	172,675,520	–	–	172,675,520
Inflation Linked	73,438,462	–	–	73,438,462
International Equity	96,790,530	–	–	96,790,530
Real Estate	19,954,831	–	–	19,954,831
Short-Term Investment	682,299	–	–	682,299

Total Investments	$532,832,462	$–	$–	$532,832,462

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street Target Retirement 2020 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	851,877	$16,483,820	1,732,953	39,843	2,544,987	$49,449,097	$308,869	$14,465
SPDR Bloomberg Barclays High Yield Bond ETF	389,698	14,204,492	485,175	8,990	865,883	32,210,848	727,911	(19,701)
SPDR Bloomberg Barclays Long Term Treasury ETF	94,754	6,527,603	107,724	33,101	169,377	12,213,775	137,007	(243,242)
SPDR Bloomberg Barclays TIPS ETF	253,001	14,216,430	288,303	114,219	427,085	23,989,365	258,107	(146,721)
SPDR Dow Jones Global Real Estate ETF	178,473	8,363,245	239,955	–	418,428	19,954,831	256,707	–
State Street Aggregate Bond Index Portfolio	5,500,578	54,510,728	7,601,993	290,294	12,812,277	128,250,897	1,314,470	(78,528)
State Street Equity 500 Index II Portfolio	5,538,453	62,695,292	6,562,673	858,394	11,242,732	138,960,162	–	1,396,345
State Street Global Equity ex-U.S. Index Portfolio	5,133,472	44,866,542	5,941,231	1,366,525	9,708,178	96,790,530	–	1,356,469
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	19,214,014	18,531,715	682,299	682,299	1,809	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	275,062	275,062	98,269,189	98,544,251	–	–	4,264	–
State Street Small/Mid Cap Equity Index Portfolio	1,320,755	14,066,036	1,495,473	162,627	2,653,601	30,330,658	–	351,418

TOTAL		$236,209,250				$532,832,462	$3,009,144	$2,630,505

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

State Street Target Retirement 2025 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.6%(a)
Domestic Equity – 40.1%
State Street Equity 500 Index II Portfolio	14,174,165	$175,192,677
State Street Small/Mid Cap Equity Index Portfolio	3,911,012	44,702,866

		219,895,543

Domestic Fixed Income – 27.7%
SPDR Bloomberg Barclays High Yield Bond ETF	836,520	31,118,544
SPDR Bloomberg Barclays Long Term Treasury ETF	551,529	39,770,756
State Street Aggregate Bond Index Portfolio	8,090,716	80,988,071

		151,877,371

Inflation Linked – 6.3%
SPDR Bloomberg Barclays TIPS ETF	618,294	34,729,574

International Equity – 24.2%
State Street Global Equity ex-U.S. Index Portfolio	13,268,766	132,289,599

Real Estate – 1.3%
SPDR Dow Jones Global Real Estate ETF	143,093	6,824,105

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $516,515,083)		545,616,192

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $1,018,441)	1,018,441	1,018,441

TOTAL INVESTMENTS – 99.8% (Cost $517,533,524)		546,634,633
Other Assets in Excess of Liabilities – 0.2%		1,220,115

NET ASSETS – 100.0%		$547,854,748

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$219,895,543	$–	$–	$219,895,543
Domestic Fixed Income	151,877,371	–	–	151,877,371
Inflation Linked	34,729,574	–	–	34,729,574
International Equity	132,289,599	–	–	132,289,599
Real Estate	6,824,105	–	–	6,824,105
Short-Term Investment	1,018,441	–	–	1,018,441

Total Investments	$546,634,633	$–	$–	$546,634,633

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

State Street Target Retirement 2025 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays High Yield Bond ETF	303,086	$11,047,485	534,526	1,092	836,520	$31,118,544	$633,410	$2,393
SPDR Bloomberg Barclays Long Term Treasury ETF	235,114	16,197,004	348,731	32,316	551,529	39,770,756	384,336	(186,887)
SPDR Bloomberg Barclays TIPS ETF	211,621	11,891,238	409,839	3,166	618,294	34,729,574	286,060	6,092
SPDR Dow Jones Global Real Estate ETF	44,954	2,106,544	98,139	–	143,093	6,824,105	76,555	–
State Street Aggregate Bond Index Portfolio	3,053,373	30,258,930	5,095,523	58,180	8,090,716	80,988,071	801,970	(7,195)
State Street Equity 500 Index II Portfolio	5,917,934	66,991,012	8,656,690	400,459	14,174,165	175,192,677	–	763,379
State Street Global Equity ex-U.S. Index Portfolio	5,955,335	52,049,631	8,515,069	1,201,638	13,268,766	132,289,599	–	1,291,405
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	25,649,916	24,631,475	1,018,441	1,018,441	2,552	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	476,724	476,724	93,121,478	93,598,202	–	–	4,428	–
State Street Small/Mid Cap Equity Index Portfolio	1,640,714	17,473,607	2,354,425	84,127	3,911,012	44,702,866	–	137,165

TOTAL		$208,492,175				$546,634,633	$2,189,311	$2,006,352

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

State Street Target Retirement 2030 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.6%(a)
Domestic Equity – 45.3%
State Street Equity 500 Index II Portfolio	15,007,853	$185,497,059
State Street Small/Mid Cap Equity Index Portfolio	4,832,169	55,231,696

		240,728,755

Domestic Fixed Income – 24.6%
SPDR Bloomberg Barclays High Yield Bond ETF	373,778	13,904,541
SPDR Bloomberg Barclays Long Term Treasury ETF	718,927	51,841,826
State Street Aggregate Bond Index Portfolio	6,524,543	65,310,672

		131,057,039

Inflation Linked – 1.9%
SPDR Bloomberg Barclays TIPS ETF	179,634	10,090,042

International Equity – 27.8%
State Street Global Equity ex-U.S. Index Portfolio	14,808,468	147,640,428

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $495,059,829)		529,516,264

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $898,540)	898,540	898,540

TOTAL INVESTMENTS – 99.8% (Cost $495,958,369)		530,414,804
Other Assets in Excess of Liabilities – 0.2%		1,287,382

NET ASSETS – 100.0%		$531,702,186

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$240,728,755	$–	$–	$240,728,755
Domestic Fixed Income	131,057,039	–	–	131,057,039
Inflation Linked	10,090,042	–	–	10,090,042
International Equity	147,640,428	–	–	147,640,428
Short-Term Investment	898,540	–	–	898,540

Total Investments	$530,414,804	$–	$–	$530,414,804

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street Target Retirement 2030 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays High Yield Bond ETF	142,960	$5,210,892	231,364	546	373,778	$13,904,541	$272,665	$1,366
SPDR Bloomberg Barclays Long Term Treasury ETF	321,497	22,147,928	409,038	11,608	718,927	51,841,826	481,278	11,534
SPDR Bloomberg Barclays TIPS ETF	68,601	3,854,773	111,033	–	179,634	10,090,042	83,454	–
State Street Aggregate Bond Index Portfolio	2,746,525	27,218,059	3,822,201	44,183	6,524,543	65,310,672	646,445	(12,430)
State Street Equity 500 Index II Portfolio	6,991,050	79,138,687	8,332,307	315,504	15,007,853	185,497,059	–	359,420
State Street Global Equity ex-U.S. Index Portfolio	7,389,682	64,585,823	8,576,442	1,157,656	14,808,468	147,640,428	–	447,623
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	25,794,833	24,896,293	898,540	898,540	2,111	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	519,504	519,504	72,129,689	72,649,193	–	–	3,652	–
State Street Small/Mid Cap Equity Index Portfolio	2,246,580	23,926,080	2,629,519	43,930	4,832,169	55,231,696	–	50,828

TOTAL		$226,601,746				$530,414,804	$1,489,605	$858,341

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

State Street Target Retirement 2035 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.5%(a)
Domestic Equity – 49.6%
State Street Equity 500 Index II Portfolio	11,705,228	$144,676,613
State Street Small/Mid Cap Equity Index Portfolio	4,293,450	49,074,134

		193,750,747

Domestic Fixed Income – 19.2%
SPDR Bloomberg Barclays Long Term Treasury ETF	527,963	38,071,412
State Street Aggregate Bond Index Portfolio	3,699,459	37,031,584

		75,102,996

International Equity – 30.7%
State Street Global Equity ex-U.S. Index Portfolio	12,006,040	119,700,220

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $361,633,861)		388,553,963

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $560,106)	560,106	560,106

TOTAL INVESTMENTS – 99.7% (Cost $362,193,967)		389,114,069
Other Assets in Excess of Liabilities – 0.3%		1,252,648

NET ASSETS – 100.0%		$390,366,717

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$193,750,747	$–	$–	$193,750,747
Domestic Fixed Income	75,102,996	–	–	75,102,996
International Equity	119,700,220	–	–	119,700,220
Short-Term Investment	560,106	–	–	560,106

Total Investments	$389,114,069	$–	$–	$389,114,069

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

State Street Target Retirement 2035 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	235,292	$16,209,266	302,170	9,499	527,963	$38,071,412	$347,037	$(38,565)
State Street Aggregate Bond Index Portfolio	1,507,436	14,938,693	2,227,586	35,563	3,699,459	37,031,584	355,138	(2,521)
State Street Equity 500 Index II Portfolio	5,409,606	61,236,743	6,465,331	169,709	11,705,228	144,676,613	–	240,121
State Street Global Equity ex-U.S. Index Portfolio	5,944,761	51,957,210	6,828,431	767,152	12,006,040	119,700,220	–	897,265
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	18,659,520	18,099,414	560,106	560,106	1,562	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	415,810	415,810	51,674,649	52,090,459	–	–	2,782	–
State Street Small/Mid Cap Equity Index Portfolio	1,982,769	21,116,491	2,345,274	34,593	4,293,450	49,074,134	–	87,588

TOTAL		$165,874,213				$389,114,069	$706,519	$1,183,888

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

State Street Target Retirement 2040 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.5%(a)
Domestic Equity – 52.6%
State Street Equity 500 Index II Portfolio	9,799,539	$121,122,307
State Street Small/Mid Cap Equity Index Portfolio	4,173,817	47,706,727

		168,829,034

Domestic Fixed Income – 14.3%
SPDR Bloomberg Barclays Long Term Treasury ETF	433,856	31,285,356
State Street Aggregate Bond Index Portfolio	1,446,600	14,480,461

		45,765,817

International Equity – 32.6%
State Street Global Equity ex-U.S. Index Portfolio	10,506,817	104,752,968

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $293,633,061)		319,347,819

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $540,360)	540,360	540,360

TOTAL INVESTMENTS – 99.7% (Cost $294,173,421)		319,888,179
Other Assets in Excess of Liabilities – 0.3%		1,048,379

NET ASSETS – 100.0%		$320,936,558

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$168,829,034	$–	$–	$168,829,034
Domestic Fixed Income	45,765,817	–	–	45,765,817
International Equity	104,752,968	–	–	104,752,968
Short-Term Investment	540,360	–	–	540,360

Total Investments	$319,888,179	$–	$–	$319,888,179

See accompanying notes to financial statements.

17

State Street Institutional Investment Trust

State Street Target Retirement 2040 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	204,304	$14,074,503	232,809	3,257	433,856	$31,285,356	$293,837	$10,298
State Street Aggregate Bond Index Portfolio	581,656	5,764,211	864,944	–	1,446,600	14,480,461	134,708	–
State Street Equity 500 Index II Portfolio	4,792,971	54,256,435	5,119,336	112,768	9,799,539	121,122,307	–	121,901
State Street Global Equity ex-U.S. Index Portfolio	5,494,710	48,023,763	5,672,182	660,075	10,506,817	104,752,968	–	55,708
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	11,475,138	10,934,778	540,360	540,360	1,065	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	383,493	383,493	41,014,703	41,398,196	–	–	2,231	–
State Street Small/Mid Cap Equity Index Portfolio	2,031,247	21,632,779	2,159,519	16,949	4,173,817	47,706,727	–	20,511

TOTAL		$144,135,184				$319,888,179	$431,841	$208,418

See accompanying notes to financial statements.

18

State Street Institutional Investment Trust

State Street Target Retirement 2045 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.4%(a)
Domestic Equity – 55.3%
State Street Equity 500 Index II Portfolio	6,329,949	$78,238,167
State Street Small/Mid Cap Equity Index Portfolio	3,051,570	34,879,448

		113,117,615

Domestic Fixed Income – 9.7%
SPDR Bloomberg Barclays Long Term Treasury ETF	276,512	19,939,280

International Equity – 34.4%
State Street Global Equity ex-U.S. Index Portfolio	7,064,178	70,429,852

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $187,670,388)		203,486,747

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $427,030)	427,030	427,030

TOTAL INVESTMENTS – 99.6% (Cost $188,097,418)		203,913,777
Other Assets in Excess of Liabilities – 0.4%		784,831

NET ASSETS – 100.0%		$204,698,608

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$113,117,615	$–	$–	$113,117,615
Domestic Fixed Income	19,939,280	–	–	19,939,280
International Equity	70,429,852	–	–	70,429,852
Short-Term Investment	427,030	–	–	427,030

Total Investments	$203,913,777	$–	$–	$203,913,777

See accompanying notes to financial statements.

19

State Street Institutional Investment Trust

State Street Target Retirement 2045 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	109,425	$7,538,288	169,432	2,345	276,512	$19,939,280	$178,798	$(5,225)
State Street Equity 500 Index II Portfolio	2,591,396	29,334,598	3,796,478	57,925	6,329,949	78,238,167	–	64,308
State Street Global Equity ex-U.S. Index Portfolio	3,085,449	26,966,824	4,332,118	353,389	7,064,178	70,429,852	–	385,560
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	10,929,468	10,502,438	427,030	427,030	884	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	186,283	186,283	32,484,163	32,670,446	–	–	1,552	–
State Street Small/Mid Cap Equity Index Portfolio	1,230,788	13,107,891	1,836,204	15,422	3,051,570	34,879,448	–	24,152

TOTAL		$77,133,884				$203,913,777	$181,234	$468,795

See accompanying notes to financial statements.

20

State Street Institutional Investment Trust

State Street Target Retirement 2050 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.3%(a)
Domestic Equity – 55.2%
State Street Equity 500 Index II Portfolio	4,637,270	$57,316,653
State Street Small/Mid Cap Equity Index Portfolio	2,235,556	25,552,403

		82,869,056

Domestic Fixed Income – 9.7%
SPDR Bloomberg Barclays Long Term Treasury ETF	202,571	14,607,395

International Equity – 34.4%
State Street Global Equity ex-U.S. Index Portfolio	5,175,163	51,596,371

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $137,384,926)		149,072,822

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $249,526)	249,526	249,526

TOTAL INVESTMENTS – 99.5% (Cost $137,634,452)		149,322,348
Other Assets in Excess of Liabilities – 0.5%		710,412

NET ASSETS – 100.0%		$150,032,760

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$82,869,056	$–	$–	$82,869,056
Domestic Fixed Income	14,607,395	–	–	14,607,395
International Equity	51,596,371	–	–	51,596,371
Short-Term Investment	249,526	–	–	249,526

Total Investments	$149,322,348	$–	$–	$149,322,348

See accompanying notes to financial statements.

21

State Street Institutional Investment Trust

State Street Target Retirement 2050 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	68,486	$4,718,001	136,137	2,052	202,571	$14,607,395	$134,477	$(4,624)
State Street Equity 500 Index II Portfolio	1,623,760	18,380,960	3,043,833	30,323	4,637,270	57,316,653	–	41,969
State Street Global Equity ex-U.S. Index Portfolio	1,931,105	16,877,862	3,496,628	252,570	5,175,163	51,596,371	–	229,572
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	6,752,866	6,503,340	249,526	249,526	503	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	151,225	151,225	26,241,646	26,392,871	–	–	1,227	–
State Street Small/Mid Cap Equity Index Portfolio	770,307	8,203,774	1,485,248	19,999	2,235,556	25,552,403	–	29,892

TOTAL		$48,331,822				$149,322,348	$136,207	$296,809

See accompanying notes to financial statements.

22

State Street Institutional Investment Trust

State Street Target Retirement 2055 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 98.9%(a)
Domestic Equity – 55.0%
State Street Equity 500 Index II Portfolio	1,562,204	$19,308,838
State Street Small/Mid Cap Equity Index Portfolio	752,281	8,598,570

		27,907,408

Domestic Fixed Income – 9.7%
SPDR Bloomberg Barclays Long Term Treasury ETF	68,277	4,923,454

International Equity – 34.2%
State Street Global Equity ex-U.S. Index Portfolio	1,741,840	17,366,144

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $46,550,683)		50,197,006

SHORT-TERM INVESTMENT – 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $59,597)	59,597	59,597

TOTAL INVESTMENTS – 99.0% (Cost $46,610,280)		50,256,603
Other Assets in Excess of Liabilities – 1.0%		482,573

NET ASSETS – 100.0%		$50,739,176

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$27,907,408	$–	$–	$27,907,408
Domestic Fixed Income	4,923,454	–	–	4,923,454
International Equity	17,366,144	–	–	17,366,144
Short-Term Investment	59,597	–	–	59,597

Total Investments	$50,256,603	$–	$–	$50,256,603

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	26,978	$1,858,515	42,209	910	68,277	$4,923,454	$41,291	$388
State Street Equity 500 Index II Portfolio	638,889	7,232,227	945,931	22,616	1,562,204	19,308,838	–	29,882
State Street Global Equity ex-U.S. Index Portfolio	760,683	6,648,369	1,076,235	95,078	1,741,840	17,366,144	–	31,965
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	3,849,379	3,789,782	59,597	59,597	227	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,625	40,625	12,707,173	12,747,798	–	–	559	–
State Street Small/Mid Cap Equity Index Portfolio	303,441	3,231,648	458,144	9,304	752,281	8,598,570	–	10,961

TOTAL		$19,011,384				$50,256,603	$42,077	$73,196

See accompanying notes to financial statements.

23

State Street Institutional Investment Trust

State Street Target Retirement 2060 Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.2%(a)
Domestic Equity – 55.2%
State Street Equity 500 Index II Portfolio	203,045	$2,509,639
State Street Small/Mid Cap Equity Index Portfolio	97,794	1,117,783

		3,627,422

Domestic Fixed Income – 9.7%
SPDR Bloomberg Barclays Long Term Treasury ETF	8,849	638,101

International Equity – 34.3%
State Street Global Equity ex-U.S. Index Portfolio	226,391	2,257,119

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $6,069,764)		6,522,642

SHORT-TERM INVESTMENT – 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $23,956)	23,956	23,956

TOTAL INVESTMENTS – 99.6% (Cost $6,093,720)		6,546,598
Other Assets in Excess of Liabilities – 0.4%		28,732

NET ASSETS – 100.0%		$6,575,330

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$3,627,422	$–	$–	$3,627,422
Domestic Fixed Income	638,101	–	–	638,101
International Equity	2,257,119	–	–	2,257,119
Short-Term Investment	23,956	–	–	23,956

Total Investments	$6,546,598	$–	$–	$6,546,598

See accompanying notes to financial statements.

24

State Street Institutional Investment Trust

State Street Target Retirement 2060 Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	5,203	$358,434	4,127	481	8,849	$638,101	$5,121	$(5,615)
State Street Equity 500 Index II Portfolio	123,213	1,394,774	87,819	7,987	203,045	2,509,639	–	9,204
State Street Global Equity ex-U.S. Index Portfolio	145,739	1,273,762	100,121	19,469	226,391	2,257,119	–	19,649
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	656,775	632,819	23,956	23,956	42	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	–	1,358,761	1,358,761	–	–	57	–
State Street Small/Mid Cap Equity Index Portfolio	58,520	623,241	42,771	3,497	97,794	1,117,783	–	4,697

TOTAL		$3,650,211				$6,546,598	$5,220	$27,935

See accompanying notes to financial statements.

25

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Assets
Investments in affiliated issuers, at value (Note 2)	$87,851,348	$150,304,752	$532,832,462	$546,634,633
Receivable for investments sold	699,584	2,360,129	13,203,965	7,499,239
Receivable for fund shares sold	63,399	208,220	975,686	1,243,869
Dividends receivable – affiliated issuers (Note 2)	36,712	70,973	258,433	164,710
Receivable from Adviser (Note 3)	37,832	60,254	83,665	70,902

Total assets	88,688,875	153,004,328	547,354,211	555,613,353

Liabilities
Due to custodian (Note 3)	2,237	2,228	2,783	2,222
Payable for investments purchased	841,311	2,373,281	13,095,588	7,640,634
Payable for fund shares repurchased	152,608	4,308	18,782	8,855
Advisory fee payable (Note 3)	3,622	6,192	21,878	22,126
Custodian fees payable (Note 3)	15,813	15,932	15,934	15,772
Administration fees payable (Note 3)	3,795	6,429	22,265	22,450
Distribution fees payable (Note 3)	95	163	41	39
Transfer agent fees payable (Note 3)	23,305	16,564	16,892	16,752
Sub-transfer agent fee payable (Note 3)	298	199	384	336
Professional fees payable	25,982	25,987	26,020	26,014
Accrued expenses and other liabilities	2,247	2,706	2,370	3,405

Total liabilities	1,071,313	2,453,989	13,222,937	7,758,605

Net Assets	$87,617,562	$150,550,339	$534,131,274	$547,854,748

Net Assets Consist of:
Paid-in Capital	$84,740,076	$144,781,023	$506,695,558	$514,260,299
Undistributed (distribution in excess of) net investment income (loss)	628,121	1,055,997	3,009,366	2,119,280
Accumulated net realized gain (loss) on investments	125,912	704,236	2,186,798	2,374,060
Net unrealized appreciation (depreciation) on:
Investments	2,123,453	4,009,083	22,239,552	29,101,109

Net Assets	$87,617,562	$150,550,339	$534,131,274	$547,854,748

Class A
Net assets	$460,573	$792,288	$197,734	$187,236
Shares outstanding	43,616	74,730	18,051	16,794

Net asset value, offering and redemption price per share	$10.56	$10.60	$10.95	$11.15

Maximum sales charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$11.06	$11.10	$11.47	$11.68

Class I
Net assets	$628,526	$847,893	$895,705	$2,229,626
Shares outstanding	59,450	79,879	81,776	199,823

Net asset value, offering and redemption price per share	$10.57	$10.61	$10.95	$11.16

Class K
Net assets	$86,528,463	$148,910,158	$533,037,835	$545,437,886
Shares outstanding	8,189,225	14,025,175	48,651,270	48,825,295

Net asset value, offering and redemption price per share	$10.57	$10.62	$10.96	$11.17

Cost of Investments:
Investments in affiliated issuers	85,727,895	146,295,669	510,592,910	517,533,524

See accompanying notes to financial statements.

26

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Assets
Investments in affiliated issuers, at value (Note 2)	$530,414,804	$389,114,069	$319,888,179	$203,913,777
Receivable for investments sold	5,111,805	3,336,105	2,586,409	1,411,104
Receivable for fund shares sold	1,112,166	1,121,972	1,080,144	808,618
Dividends receivable – affiliated issuers (Note 2)	132,161	73,967	28,187	555
Receivable from Adviser (Note 3)	56,063	47,291	42,127	40,456

Total assets	536,826,999	393,693,404	323,625,046	206,174,510

Liabilities
Due to custodian (Note 3)	2,214	2,230	2,227	2,227
Payable for investments purchased	4,999,479	3,186,044	2,586,419	1,372,281
Payable for fund shares repurchased	17,890	46,372	15,971	27,767
Advisory fee payable (Note 3)	21,474	15,782	13,045	8,250
Custodian fees payable (Note 3)	16,304	15,730	15,757	15,813
Administration fees payable (Note 3)	21,768	16,006	13,248	8,377
Distribution fees payable (Note 3)	39	136	43	90
Transfer agent fees payable (Note 3)	16,926	15,333	12,715	12,297
Sub-transfer agent fee payable (Note 3)	337	166	233	139
Professional fees payable	26,016	26,004	25,999	25,985
Accrued expenses and other liabilities	2,366	2,884	2,831	2,676

Total liabilities	5,124,813	3,326,687	2,688,488	1,475,902

Net Assets	$531,702,186	$390,366,717	$320,936,558	$204,698,608

Net Assets Consist of:
Paid-in Capital	$494,867,378	$361,180,065	$294,666,879	$188,149,247
Undistributed (distribution in excess of) net investment income (loss)	1,352,400	590,089	334,094	130,125
Accumulated net realized gain (loss) on investments	1,025,973	1,676,461	220,827	602,877
Net unrealized appreciation (depreciation) on:
Investments	34,456,435	26,920,102	25,714,758	15,816,359

Net Assets	$531,702,186	$390,366,717	$320,936,558	$204,698,608

Class A
Net assets	$188,773	$662,057	$209,007	$435,043
Shares outstanding	16,724	58,059	18,335	38,170

Net asset value, offering and redemption price per share	$11.29	$11.40	$11.40	$11.40

Maximum sales charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$11.82	$11.94	$11.94	$11.94

Class I
Net assets	$1,743,741	$889,687	$856,540	$942,665
Shares outstanding	154,478	78,026	75,053	82,643

Net asset value, offering and redemption price per share	$11.29	$11.40	$11.41	$11.41

Class K
Net assets	$529,769,672	$388,814,973	$319,871,011	$203,320,900
Shares outstanding	46,874,560	34,034,661	28,007,555	17,827,623

Net asset value, offering and redemption price per share	$11.30	$11.42	$11.42	$11.40

Cost of Investments:
Investments in affiliated issuers	495,958,369	362,193,967	294,173,421	188,097,418

See accompanying notes to financial statements.

27

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Assets
Investments in affiliated issuers, at value (Note 2)	$149,322,348	$50,256,603	$6,546,598
Receivable for investments sold	1,039,586	392,574	43,796
Receivable for fund shares sold	729,465	484,008	72,598
Dividends receivable – affiliated issuers (Note 2)	291	132	25
Receivable from Adviser (Note 3)	32,179	28,430	26,800

Total assets	151,123,869	51,161,747	6,689,817

Liabilities
Due to custodian (Note 3)	2,180	2,271	1,638
Payable for investments purchased	993,605	354,882	54,602
Payable for fund shares repurchased	25,051	3,895	122
Advisory fee payable (Note 3)	6,083	2,030	258
Custodian fees payable (Note 3)	15,666	15,762	15,826
Administration fees payable (Note 3)	6,147	2,093	321
Distribution fees payable (Note 3)	52	39	46
Transfer agent fees payable (Note 3)	12,240	12,293	12,207
Sub-transfer agent fee payable (Note 3)	51	121	155
Professional fees payable	25,979	25,973	25,970
Printing and postage fees payable	268	–	–
Accrued expenses and other liabilities	3,787	3,212	3,342

Total liabilities	1,091,109	422,571	114,487

Net Assets	$150,032,760	$50,739,176	$6,575,330

Net Assets Consist of:
Paid-in Capital	$137,857,240	$46,960,014	$6,091,725
Undistributed (distribution in excess of) net investment income (loss)	98,311	30,510	3,676
Accumulated net realized gain (loss) on investments	389,313	102,329	27,051
Net unrealized appreciation (depreciation) on:
Investments	11,687,896	3,646,323	452,878

Net Assets	$150,032,760	$50,739,176	$6,575,330

Class A
Net assets	$253,826	$189,228	$221,253
Shares outstanding	22,323	16,667	19,936

Net asset value, offering and redemption price per share	$11.37	$11.35	$11.10

Maximum sales charge	4.50%	4.50%	4.50%
Maximum offering price per share	$11.91	$11.88	$11.62

Class I
Net assets	$414,780	$304,529	$187,982
Shares outstanding	36,478	26,790	16,917

Net asset value, offering and redemption price per share	$11.37	$11.37	$11.11

Class K
Net assets	$149,364,154	$50,245,419	$6,166,095
Shares outstanding	13,134,724	4,424,027	555,103

Net asset value, offering and redemption price per share	$11.37	$11.36	$11.11

Cost of Investments:
Investments in affiliated issuers	137,634,452	46,610,280	6,093,720

See accompanying notes to financial statements.

28

State Street Institutional Investment Trust

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Investment Income
Interest income	$439	$450	$449	$462
Dividend income – affiliated issuers (Note 2)	603,814	1,007,008	3,009,144	2,189,311

Total investment income (loss)	604,253	1,007,458	3,009,593	2,189,773

Expenses
Advisory fees (Note 3)	20,863	35,327	120,742	117,114
Administration fees (Note 3)	20,863	35,327	120,742	117,114
Distribution fees (Note 3)
Class A	557	919	227	225
Custodian fees (Note 3)	13,408	13,551	13,542	13,353
Trustee’s fees and expenses (Note 4)	17,006	17,506	19,890	19,630
Transfer agent fees (Note 3)	29,749	27,009	27,044	27,125
Registration and filing fees	33,297	32,927	32,764	33,479
Professional fees	22,724	22,731	22,796	22,782
Printing and postage fees	4,652	8,113	9,477	9,015
Insurance expense	88	32	214	110
Miscellaneous expenses	4,576	4,599	5,694	6,917

Total expenses	167,783	198,041	373,132	366,864
Expenses waived/reimbursed by the Adviser (Note 3)	(188,089)	(246,580)	(372,905)	(296,371)

Net expenses	(20,306)	(48,539)	227	70,493

Net Investment Income (Loss)	624,559	1,055,997	3,009,366	2,119,280

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – affiliated issuers (Note 2)	425,719	654,485	2,630,505	2,006,352
Net change in unrealized appreciation/depreciation on:
Investments – affiliated issuers (Note 2)	2,407,381	4,917,114	23,057,428	29,336,630

Net realized and unrealized gain (loss)	2,833,100	5,571,599	25,687,933	31,342,982

Net Increase (Decrease) in Net Assets from Operations	$3,457,659	$6,627,596	$28,697,299	$33,462,262

See accompanying notes to financial statements.

29

State Street Institutional Investment Trust

Statements of Operations — (continued)

For the Six Months Ended June 30, 2017 (Unaudited)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Investment Income
Interest income	$465	$445	$449	$448
Dividend income – affiliated issuers (Note 2)	1,489,605	706,519	431,841	181,234

Total investment income (loss)	1,490,070	706,964	432,290	181,682

Expenses
Advisory fees (Note 3)	114,538	82,917	69,972	42,545
Administration fees (Note 3)	114,538	82,917	69,972	42,545
Distribution fees (Note 3)
Class A	224	792	236	503
Custodian fees (Note 3)	13,482	13,309	13,211	13,195
Trustee’s fees and expenses (Note 4)	19,659	18,718	18,378	17,496
Transfer agent fees (Note 3)	27,058	23,161	15,085	15,149
Registration and filing fees	33,440	34,349	34,092	34,003
Professional fees	22,788	22,764	22,756	22,730
Printing and postage fees	9,327	8,694	8,762	8,123
Insurance expense	201	86	154	49
Miscellaneous expenses	5,542	5,668	5,386	4,643

Total expenses	360,797	293,375	258,004	200,981
Expenses waived/reimbursed by the Adviser (Note 3)	(223,127)	(176,500)	(159,808)	(149,424)

Net expenses	137,670	116,875	98,196	51,557

Net Investment Income (Loss)	1,352,400	590,089	334,094	130,125

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – affiliated issuers (Note 2)	858,341	1,183,888	208,418	468,795
Net change in unrealized appreciation/depreciation on:
Investments – affiliated issuers (Note 2)	33,887,672	25,943,428	23,935,904	14,547,826

Net realized and unrealized gain (loss)	34,746,013	27,127,316	24,144,322	15,016,621

Net Increase (Decrease) in Net Assets from Operations	$36,098,413	$27,717,405	$24,478,416	$15,146,746

See accompanying notes to financial statements.

30

State Street Institutional Investment Trust

Statements of Operations — (continued)

For the Six Months Ended June 30, 2017 (Unaudited)

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Investment Income
Interest income	$496	$404	$437
Dividend income – affiliated issuers (Note 2)	136,207	42,077	5,220

Total investment income (loss)	136,703	42,481	5,657

Expenses
Advisory fees (Note 3)	31,754	9,787	1,233
Administration fees (Note 3)	31,754	9,787	1,233
Distribution fees (Note 3)
Class A	288	226	255
Custodian fees (Note 3)	13,196	13,245	13,325
Trustee’s fees and expenses (Note 4)	17,152	16,568	16,335
Transfer agent fees (Note 3)	15,111	15,110	14,981
Registration and filing fees	33,910	32,685	33,510
Professional fees	22,717	22,706	22,701
Printing and postage fees	6,760	6,324	6,075
Insurance expense	35	15	3
Miscellaneous expenses	5,918	4,797	4,540

Total expenses	178,595	131,250	114,191
Expenses waived/reimbursed by the Adviser (Note 3)	(140,203)	(119,279)	(112,210)

Net expenses	38,392	11,971	1,981

Net Investment Income (Loss)	98,311	30,510	3,676

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – affiliated issuers (Note 2)	296,809	73,196	27,935
Net change in unrealized appreciation/depreciation on:
Investments – affiliated issuers (Note 2)	10,833,265	3,377,738	423,995

Net realized and unrealized gain (loss)	11,130,074	3,450,934	451,930

Net Increase (Decrease) in Net Assets from Operations	$11,228,385	$3,481,444	$455,606

See accompanying notes to financial statements.

31

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$624,559	$926,160	$1,055,997	$1,092,386
Net realized gain (loss)	425,719	(148,979)	654,485	611,967
Net change in unrealized appreciation/depreciation	2,407,381	674,997	4,917,114	(706,029)

Net increase (decrease) in net assets resulting from operations	3,457,659	1,452,178	6,627,596	998,324

Distributions to Shareholders from:
Net investment income
Class A	–	(6,166)	–	(8,155)
Class I	–	(10,426)	–	(12,230)
Class K	–	(935,057)	–	(1,117,808)

Total distributions from net investment income	–	(951,649)	–	(1,138,193)

Net realized gain on investments
Class A	–	(513)	–	(4,222)
Class I	–	(738)	–	(5,318)
Class K	–	(66,213)	–	(486,094)

Total distributions from net realized gain on investments	–	(67,464)	–	(495,634)

Total distributions to shareholders	–	(1,019,113)	–	(1,633,827)

From Beneficial Interest Transactions:
Class A
Shares sold	20,000	–	149,000	–
Reinvestment of distributions	–	–	–	389
Shares redeemed	–	–	–	–

Net increase (decrease) from capital share transactions	20,000	–	149,000	389

Class I
Shares sold	12,056	41,463	5,735	102,889
Reinvestment of distributions	–	3,414	–	4,056
Shares redeemed	(23,065)	(110,725)	(19,381)	(362,937)

Net increase (decrease) from capital share transactions	(11,009)	(65,848)	(13,646)	(255,992)

Class K
Shares sold	36,941,164	46,143,254	94,484,088	84,189,586
Reinvestment of distributions	–	1,001,270	–	1,603,902
Shares redeemed	(9,322,878)	(14,304,713)	(23,610,084)	(17,311,502)

Net increase (decrease) from capital share transactions	27,618,286	32,839,811	70,874,004	68,481,986

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	27,627,277	32,773,963	71,009,358	68,226,383

Net Increase (Decrease) in Net Assets During the Period	31,084,936	33,207,028	77,636,954	67,590,880

Net Assets at Beginning of Period	56,532,626	23,325,598	72,913,385	5,322,505

Net Assets at End of Period	$87,617,562	$56,532,626	$150,550,339	$72,913,385

Undistributed (distribution in excess of) net investment income (loss)	$628,121	$3,562	$1,055,997	$–

See accompanying notes to financial statements.

32

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	1,949	–	14,466	–
Reinvestment of distributions	–	–	–	39
Shares redeemed	–	–	–	–

Net increase (decrease) from share transactions	1,949	–	14,466	39

Class I
Shares sold	1,161	4,126	548	10,254
Reinvestment of distributions	–	337	–	402
Shares redeemed	(2,197)	(10,716)	(1,889)	(35,371)

Net increase (decrease) from share transactions	(1,036)	(6,253)	(1,341)	(24,715)

Class K
Shares sold	3,598,442	4,510,309	9,213,564	8,231,250
Reinvestment of distributions	–	99,136	–	159,117
Shares redeemed	(895,785)	(1,398,704)	(2,274,791)	(1,685,474)

Net increase (decrease) from share transactions	2,702,657	3,210,741	6,938,773	6,704,893

See accompanying notes to financial statements.

33

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,009,366	$3,711,007	$2,119,280	$3,079,915
Net realized gain (loss)	2,630,505	307,846	2,006,352	1,142,261
Net change in unrealized appreciation/depreciation	23,057,428	2,463,278	29,336,630	1,078,686

Net increase (decrease) in net assets resulting from operations	28,697,299	6,482,131	33,462,262	5,300,862

Distributions to Shareholders from:
Net investment income
Class A	–	(2,347)	–	(2,252)
Class I	–	(13,020)	–	(32,761)
Class K	–	(3,873,680)	–	(3,211,224)

Total distributions from net investment income	–	(3,889,047)	–	(3,246,237)

Net realized gain on investments
Class A	–	(229)	–	(428)
Class I	–	(1,078)	–	(5,237)
Class K	–	(320,549)	–	(513,326)

Total distributions from net realized gain on investments	–	(321,856)	–	(518,991)

Total distributions to shareholders	–	(4,210,903)	–	(3,765,228)

From Beneficial Interest Transactions:
Class A
Shares sold	20,000	34,186	4,487	–
Reinvestment of distributions	–	525	–	–
Shares redeemed	–	–	–	–

Net increase (decrease) from capital share transactions	20,000	34,711	4,487	–

Class I
Shares sold	127,728	271,677	374,590	640,094
Reinvestment of distributions	–	13,553	–	36,777
Shares redeemed	(81,985)	(1,418,497)	(427,540)	(2,097,980)

Net increase (decrease) from capital share transactions	45,743	(1,133,267)	(52,950)	(1,421,109)

Class K
Shares sold	294,204,245	207,056,245	320,562,385	195,861,516
Reinvestment of distributions	–	4,194,229	–	3,724,550
Shares redeemed	(25,526,973)	(29,972,089)	(15,096,549)	(15,992,219)

Net increase (decrease) from capital share transactions	268,677,272	181,278,385	305,465,836	183,593,847

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	268,743,015	180,179,829	305,417,373	182,172,738

Net Increase (Decrease) in Net Assets During the Period	297,440,314	182,451,057	338,879,635	183,708,372

Net Assets at Beginning of Period	236,690,960	54,239,903	208,975,113	25,266,741

Net Assets at End of Period	$534,131,274	$236,690,960	$547,854,748	$208,975,113

Undistributed (distribution in excess of) net investment income (loss)	$3,009,366	$–	$2,119,280	$–

See accompanying notes to financial statements.

34

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	1,871	3,289	429	–
Reinvestment of distributions	–	51	–	–
Shares redeemed	–	–	–	–

Net increase (decrease) from share transactions	1,871	3,340	429	–

Class I
Shares sold	11,852	27,060	34,289	63,513
Reinvestment of distributions	–	1,317	–	3,557
Shares redeemed	(7,686)	(136,507)	(38,706)	(200,842)

Net increase (decrease) from share transactions	4,166	(108,130)	(4,417)	(133,772)

Class K
Shares sold	28,096,477	20,069,634	30,227,937	18,931,937
Reinvestment of distributions	–	408,396	–	360,208
Shares redeemed	(2,383,098)	(2,907,709)	(1,392,570)	(1,540,243)

Net increase (decrease) from share transactions	25,713,379	17,570,321	28,835,367	17,751,902

See accompanying notes to financial statements.

35

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,352,400	$3,264,776	$590,089	$2,263,146
Net realized gain (loss)	858,341	827,668	1,183,888	1,006,931
Net change in unrealized appreciation/depreciation	33,887,672	3,859,742	25,943,428	2,007,762

Net increase (decrease) in net assets resulting from operations	36,098,413	7,952,186	27,717,405	5,277,839

Distributions to Shareholders from:
Net investment income
Class A	–	(2,197)	–	(7,469)
Class I	–	(23,233)	–	(12,402)
Class K	–	(3,440,357)	–	(2,404,522)

Total distributions from net investment income	–	(3,465,787)	–	(2,424,393)

Net realized gain on investments
Class A	–	(319)	–	(1,501)
Class I	–	(2,820)	–	(2,067)
Class K	–	(417,529)	–	(400,753)

Total distributions from net realized gain on investments	–	(420,668)	–	(404,321)

Total distributions to shareholders	–	(3,886,455)	–	(2,828,714)

From Beneficial Interest Transactions:
Class A
Shares sold	5,000	–	–	83,713
Reinvestment of distributions	–	–	–	1,229
Shares redeemed	–	–	–	–

Net increase (decrease) from capital share transactions	5,000	–	–	84,942

Class I
Shares sold	268,781	493,232	72,832	267,595
Reinvestment of distributions	–	24,911	–	5,405
Shares redeemed	(178,567)	(1,219,672)	(106,582)	(966,070)

Net increase (decrease) from capital share transactions	90,214	(701,529)	(33,750)	(693,070)

Class K
Shares sold	282,436,133	186,539,670	206,767,597	153,466,291
Reinvestment of distributions	–	3,857,886	–	2,805,275
Shares redeemed	(14,167,520)	(16,861,337)	(10,539,417)	(10,785,680)

Net increase (decrease) from capital share transactions	268,268,613	173,536,219	196,228,180	145,485,886

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	268,363,827	172,834,690	196,194,430	144,877,758

Net Increase (Decrease) in Net Assets During the Period	304,462,240	176,900,421	223,911,835	147,326,883

Net Assets at Beginning of Period	227,239,946	50,339,525	166,454,882	19,127,999

Net Assets at End of Period	$531,702,186	$227,239,946	$390,366,717	$166,454,882

Undistributed (distribution in excess of) net investment income (loss)	$1,352,400	$–	$590,089	$–

See accompanying notes to financial statements.

36

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	460	–	–	7,941
Reinvestment of distributions	–	–	–	118
Shares redeemed	–	–	–	–

Net increase (decrease) from share transactions	460	–	–	8,059

Class I
Shares sold	24,363	48,914	6,715	27,102
Reinvestment of distributions	–	2,398	–	517
Shares redeemed	(16,598)	(116,399)	(9,303)	(91,943)

Net increase (decrease) from share transactions	7,765	(65,087)	(2,588)	(64,324)

Class K
Shares sold	26,455,875	18,046,002	19,190,143	14,807,074
Reinvestment of distributions	–	370,951	–	268,191
Shares redeemed	(1,300,278)	(1,628,102)	(955,236)	(1,036,398)

Net increase (decrease) from share transactions	25,155,597	16,788,851	18,234,907	14,038,867

See accompanying notes to financial statements.

37

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$334,094	$2,021,715	$130,125	$1,061,855
Net realized gain (loss)	208,418	542,330	468,795	343,038
Net change in unrealized appreciation/depreciation	23,935,904	4,289,308	14,547,826	1,861,271

Net increase (decrease) in net assets resulting from operations	24,478,416	6,853,353	15,146,746	3,266,164

Distributions to Shareholders from:
Net investment income
Class A	–	(1,958)	–	(4,699)
Class I	–	(10,651)	–	(12,694)
Class K	–	(2,158,308)	–	(1,126,768)

Total distributions from net investment income	–	(2,170,917)	–	(1,144,161)

Net realized gain on investments
Class A	–	(368)	–	(784)
Class I	–	(1,668)	–	(1,762)
Class K	–	(338,081)	–	(156,335)

Total distributions from net realized gain on investments	–	(340,117)	–	(158,881)

Total distributions to shareholders	–	(2,511,034)	–	(1,303,042)

From Beneficial Interest Transactions:
Class A
Shares sold	39,152	2,190	22,000	28,972
Reinvestment of distributions	–	33	–	427
Shares redeemed	–	–	–	–

Net increase (decrease) from capital share transactions	39,152	2,223	22,000	29,399

Class I
Shares sold	79,311	324,824	118,377	458,704
Reinvestment of distributions	–	10,563	–	8,519
Shares redeemed	(3,132)	(1,255,980)	(110,697)	(464,999)

Net increase (decrease) from capital share transactions	76,179	(920,593)	7,680	2,224

Class K
Shares sold	161,085,356	111,674,374	117,826,306	70,539,581
Reinvestment of distributions	–	2,496,389	–	1,283,103
Shares redeemed	(9,129,658)	(10,208,524)	(5,836,214)	(5,763,109)

Net increase (decrease) from capital share transactions	151,955,698	103,962,239	111,990,092	66,059,575

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	152,071,029	103,043,869	112,019,772	66,091,198

Net Increase (Decrease) in Net Assets During the Period	176,549,445	107,386,188	127,166,518	68,054,320

Net Assets at Beginning of Period	144,387,113	37,000,925	77,532,090	9,477,770

Net Assets at End of Period	$320,936,558	$144,387,113	$204,698,608	$77,532,090

Undistributed (distribution in excess of) net investment income (loss)	$334,094	$–	$130,125	$–

See accompanying notes to financial statements.

38

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	3,619	210	1,983	2,812
Reinvestment of distributions	–	3	–	41
Shares redeemed	–	–	–	–

Net increase (decrease) from share transactions	3,619	213	1,983	2,853

Class I
Shares sold	7,186	32,885	10,674	45,372
Reinvestment of distributions	–	1,013	–	820
Shares redeemed	(287)	(120,327)	(10,338)	(45,053)

Net increase (decrease) from share transactions	6,899	(86,429)	336	1,139

Class K
Shares sold	15,039,661	10,913,691	10,994,768	6,941,387
Reinvestment of distributions	–	239,347	–	123,494
Shares redeemed	(827,303)	(997,055)	(532,409)	(568,753)

Net increase (decrease) from share transactions	14,212,358	10,155,983	10,462,359	6,496,128

See accompanying notes to financial statements.

39

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$98,311	$660,945	$30,510	$259,110
Net realized gain (loss)	296,809	231,371	73,196	77,160
Net change in unrealized appreciation/depreciation	10,833,265	1,277,772	3,377,738	501,998

Net increase (decrease) in net assets resulting from operations	11,228,385	2,170,088	3,481,444	838,268

Distributions to Shareholders from:
Net investment income
Class A	–	(2,235)	–	(2,135)
Class I	–	(5,403)	–	(4,014)
Class K	–	(704,800)	–	(273,037)

Total distributions from net investment income	–	(712,438)	–	(279,186)

Net realized gain on investments
Class A	–	(419)	–	(362)
Class I	–	(841)	–	(565)
Class K	–	(109,655)	–	(38,398)

Total distributions from net realized gain on investments	–	(110,915)	–	(39,325)

Total distributions to shareholders	–	(823,353)	–	(318,511)

From Beneficial Interest Transactions:
Class A
Shares sold	53,384	7,400	–	–
Reinvestment of distributions	–	109	–	–
Shares redeemed	(450)	–	–	–

Net increase (decrease) from capital share transactions	52,934	7,509	–	–

Class I
Shares sold	27,809	290,721	19,223	55,860
Reinvestment of distributions	–	3,260	–	1,645
Shares redeemed	(17,081)	(796,279)	(13,706)	(27,906)

Net increase (decrease) from capital share transactions	10,728	(502,298)	5,517	29,599

Class K
Shares sold	94,742,449	43,363,547	29,854,630	16,085,979
Reinvestment of distributions	–	814,456	–	311,435
Shares redeemed	(4,563,368)	(3,160,116)	(1,763,785)	(1,212,086)

Net increase (decrease) from capital share transactions	90,179,081	41,017,887	28,090,845	15,185,328

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	90,242,743	40,523,098	28,096,362	15,214,927

Contribution by Affiliate (Note 3)	–	–	–	794

Net Increase (Decrease) in Net Assets During the Period	101,471,128	41,869,833	31,577,806	15,735,478

Net Assets at Beginning of Period	48,561,632	6,691,799	19,161,370	3,425,892

Net Assets at End of Period	$150,032,760	$48,561,632	$50,739,176	$19,161,370

Undistributed (distribution in excess of) net investment income (loss)	$98,311	$–	$30,510	$–

See accompanying notes to financial statements.

40

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	4,970	716	–	–
Reinvestment of distributions	–	11	–	–
Shares redeemed	(41)	–	–	–

Net increase (decrease) from share transactions	4,929	727	–	–

Class I
Shares sold	2,549	29,798	1,737	5,654
Reinvestment of distributions	–	315	–	159
Shares redeemed	(1,505)	(77,361)	(1,223)	(2,702)

Net increase (decrease) from share transactions	1,044	(47,248)	514	3,111

Class K
Shares sold	8,901,138	4,288,324	2,768,696	1,587,326
Reinvestment of distributions	–	78,615	–	30,119
Shares redeemed	(415,417)	(314,600)	(159,827)	(119,510)

Net increase (decrease) from share transactions	8,485,721	4,052,339	2,608,869	1,497,935

See accompanying notes to financial statements.

41

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,676	$46,747
Net realized gain (loss)	27,935	53,022
Net change in unrealized appreciation/depreciation	423,995	66,338

Net increase (decrease) in net assets resulting from operations	455,606	166,107

Distributions to Shareholders from:
Net investment income
Class A	–	(1,972)
Class I	–	(2,423)
Class K	–	(46,023)

Total distributions from net investment income	–	(50,418)

Net realized gain on investments
Class A	–	(2,158)
Class I	–	(2,176)
Class K	–	(41,332)

Total distributions from net realized gain on investments	–	(45,666)

Total distributions to shareholders	–	(96,084)

From Beneficial Interest Transactions:
Class A
Shares sold	33,890	–
Reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) from capital share transactions	33,890	–

Class I
Shares sold	1,098	11,520
Reinvestment of distributions	–	38
Shares redeemed	(4)	(14,264)

Net increase (decrease) from capital share transactions	1,094	(2,706)

Class K
Shares sold	2,848,299	3,713,026
Reinvestment of distributions	–	87,354
Shares redeemed	(445,335)	(774,907)

Net increase (decrease) from capital share transactions	2,402,964	3,025,473

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	2,437,948	3,022,767

Net Increase (Decrease) in Net Assets During the Period	2,893,554	3,092,790

Net Assets at Beginning of Period	3,681,776	588,986

Net Assets at End of Period	$6,575,330	$3,681,776

Undistributed (distribution in excess of) net investment income (loss)	$3,676	$–

See accompanying notes to financial statements.

42

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	3,269	–
Reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) from share transactions	3,269	–

Class I
Shares sold	102	1,180
Reinvestment of distributions	–	4
Shares redeemed	–	(1,393)

Net increase (decrease) from share transactions	102	(209)

Class K
Shares sold	265,499	371,243
Reinvestment of distributions	–	8,640
Shares redeemed	(42,091)	(76,528)

Net increase (decrease) from share transactions	223,408	303,355

See accompanying notes to financial statements.

43

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Target Retirement Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.12		$9.79	$10.03	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.06		0.17	0.15	0.05
Net realized and unrealized gain (loss)	0.38		0.32	(0.21)	0.01

Total from investment operations	0.44		0.49	(0.06)	0.06

Distributions to Shareholders from:
Net investment income	–		(0.15)	(0.17)	(0.03)
Net realized gains	–		(0.01)	(0.01)	(0.00	)(b)

Total distributions	–		(0.16)	(0.18)	(0.03)

Net asset value, end of period	$10.56		$10.12	$9.79	$10.03

Total return(c)	4.35%		5.01%	(0.64)%	0.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$461		$422	$408	$418
Ratios to average net assets:
Total expenses(d)	0.65	%(e)	0.91%	1.40%	21.65	%(e)
Net expenses(d)	0.20	%(e)	0.22%	0.26%	0.62	%(e)
Net investment income (loss)	1.23	%(e)	1.68%	1.48%	1.82	%(e)
Portfolio turnover rate	9	%(f)	37%	31%	8	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

44

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2015 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09		$9.72	$10.03	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.06		0.17	0.17	0.05
Net realized and unrealized gain (loss)	0.45		0.41	(0.27)	0.03

Total from investment operations	0.51		0.58	(0.10)	0.08

Distributions to Shareholders from:
Net investment income	–		(0.14)	(0.16)	(0.05)
Net realized gains	–		(0.07)	(0.05)	(0.00	)(b)

Total distributions	–		(0.21)	(0.21)	(0.05)

Net asset value, end of period	$10.60		$10.09	$9.72	$10.03

Total return(c)	5.05%		5.92%	(1.00)%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$792		$608	$585	$585
Ratios to average net assets:
Total expenses(d)	0.53	%(e)	0.83%	5.32%	15.05	%(e)
Net expenses(d)	0.18	%(e)	0.25%	0.27%	0.62	%(e)
Net investment income (loss)	1.26	%(e)	1.73%	1.65%	2.06	%(e)
Portfolio turnover rate	18	%(f)	49%	55%	39	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

45

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2020 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.29		$9.76	$10.14	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.05		0.19	0.24	0.05
Net realized and unrealized gain (loss)	0.61		0.50	(0.41)	0.12

Total from investment operations	0.66		0.69	(0.17)	0.17

Distributions to Shareholders from:
Net investment income	–		(0.15)	(0.20)	(0.03)
Net realized gains	–		(0.01)	(0.01)	(0.00	)(b)

Total distributions	–		(0.16)	(0.21)	(0.03)

Net asset value, end of period	$10.95		$10.29	$9.76	$10.14

Total return(c)	6.41%		7.07%	(1.71)%	1.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$198		$166	$125	$845
Ratios to average net assets:
Total expenses(d)	0.41	%(e)	0.49%	0.80%	9.36	%(e)
Net expenses(d)	0.25	%(e)	0.26%	0.26%	0.62	%(e)
Net investment income (loss)	0.99	%(e)	1.92%	2.30%	2.32	%(e)
Portfolio turnover rate	8	%(f)	28%	39%	5	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

46

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2025 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33		$9.74	$10.16	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.03		0.17	0.23	0.06
Net realized and unrealized gain (loss)	0.79		0.59	(0.44)	0.13

Total from investment operations	0.82		0.76	(0.21)	0.19

Distributions to Shareholders from:
Net investment income	–		(0.14)	(0.18)	(0.03)
Net realized gains	–		(0.03)	(0.03)	–

Total distributions	–		(0.17)	(0.21)	(0.03)

Net asset value, end of period	$11.15		$10.33	$9.74	$10.16

Total return(b)	7.94%		7.74%	(2.11)%	1.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$187		$169	$159	$677
Ratios to average net assets:
Total expenses(c)	0.41	%(d)	0.53%	1.56%	10.90	%(d)
Net expenses(c)	0.28	%(d)	0.29%	0.28%	0.62	%(d)
Net investment income (loss)	0.62	%(d)	1.65%	2.27%	2.38	%(d)
Portfolio turnover rate	5	%(e)	21%	51%	13	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

47

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2030 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.39		$9.76	$10.15		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.02		0.15	0.23		0.05
Net realized and unrealized gain (loss)	0.88		0.64	(0.44)		0.16

Total from investment operations	0.90		0.79	(0.21)		0.21

Distributions to Shareholders from:
Net investment income	–		(0.14)	(0.18)		(0.06)
Net realized gains	–		(0.02)	(0.00	)(b)	–

Total distributions	–		(0.16)	(0.18)		(0.06)

Net asset value, end of period	$11.29		$10.39	$9.76		$10.15

Total return(c)	8.66%		8.04%	(2.07)%		2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$189		$169	$159		$676
Ratios to average net assets:
Total expenses(d)	0.41	%(e)	0.51%	0.84%		12.85	%(e)
Net expenses(d)	0.31	%(e)	0.29%	0.28%		0.62	%(e)
Net investment income (loss)	0.33	%(e)	1.47%	2.21%		2.05	%(e)
Portfolio turnover rate	4	%(f)	18%	33%		18	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

48

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2035 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.44		$9.78	$10.17	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.01		0.15	0.17	0.06
Net realized and unrealized gain (loss)	0.95		0.67	(0.39)	0.15

Total from investment operations	0.96		0.82	(0.22)	0.21

Distributions to Shareholders from:
Net investment income	–		(0.13)	(0.15)	(0.04)
Net realized gains	–		(0.03)	(0.02)	–

Total distributions	–		(0.16)	(0.17)	(0.04)

Net asset value, end of period	$11.40		$10.44	$9.78	$10.17

Total return(b)	9.20%		8.33%	(2.15)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$662		$606	$489	$508
Ratios to average net assets:
Total expenses(c)	0.43	%(d)	0.58%	2.08%	17.04	%(d)
Net expenses(c)	0.32	%(d)	0.30%	0.28%	0.62	%(d)
Net investment income (loss)	0.09	%(d)	1.48%	1.65%	2.53	%(d)
Portfolio turnover rate	3	%(e)	18%	38%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

49

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2040 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.40		$9.71	$10.13		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.00	)(b)	0.13	0.21		0.06
Net realized and unrealized gain (loss)	1.00		0.72	(0.47)		0.16

Total from investment operations	1.00		0.85	(0.26)		0.22

Distributions to Shareholders from:
Net investment income	–		(0.13)	(0.16)		(0.09)
Net realized gains	–		(0.03)	(0.00	)(b)	–

Total distributions	–		(0.16)	(0.16)		(0.09)

Net asset value, end of period	$11.40		$10.40	$9.71		$10.13

Total return(c)	9.62%		8.73%	(2.53)%		2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$209		$153	$141		$506
Ratios to average net assets:
Total expenses(d)	0.43	%(e)	0.57%	1.04%		18.29	%(e)
Net expenses(d)	0.32	%(e)	0.29%	0.27%		0.62	%(e)
Net investment income (loss)	(0.01	)%(e)	1.34%	2.07%		2.28	%(e)
Portfolio turnover rate	3	%(f)	16%	38%		5	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

50

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2045 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.36		$9.64	$10.06	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.01)		0.14	0.17	0.05
Net realized and unrealized gain (loss)	1.05		0.73	(0.43)	0.17

Total from investment operations	1.04		0.87	(0.26)	0.22

Distributions to Shareholders from:
Net investment income	–		(0.13)	(0.15)	(0.16)
Net realized gains	–		(0.02)	(0.01)	–

Total distributions	–		(0.15)	(0.16)	(0.16)

Net asset value, end of period	$11.40		$10.36	$9.64	$10.06

Total return(b)	10.04%		9.04%	(2.64)%	2.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$435		$375	$321	$335
Ratios to average net assets:
Total expenses(c)	0.49	%(d)	0.82%	3.50%	30.47	%(d)
Net expenses(c)	0.31	%(d)	0.29%	0.26%	0.62	%(d)
Net investment income (loss)	(0.10	)%(d)	1.41%	1.63%	2.07	%(d)
Portfolio turnover rate	3	%(e)	17%	35%	5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

51

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2050 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.34		$9.62	$10.06		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.01)		0.13	0.16		0.05
Net realized and unrealized gain (loss)	1.04		0.74	(0.45)		0.16

Total from investment operations	1.03		0.87	(0.29)		0.21

Distributions to Shareholders from:
Net investment income	–		(0.13)	(0.15)		(0.15)
Net realized gains	–		(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	–		(0.15)	(0.15)		(0.15)

Net asset value, end of period	$11.37		$10.34	$9.62		$10.06

Total return(c)	9.96%		9.07%	(2.85)%		2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$254		$180	$160		$168
Ratios to average net assets:
Total expenses(d)	0.53	%(e)	1.15%	4.90%		59.96	%(e)
Net expenses(d)	0.31	%(e)	0.29%	0.27%		0.62	%(e)
Net investment income (loss)	(0.10	)%(e)	1.35%	1.61%		2.03	%(e)
Portfolio turnover rate	3	%(f)	16%	35%		7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

52

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2055 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.32		$9.60	$10.06	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.01)		0.13	0.16	0.05
Net realized and unrealized gain (loss)	1.04		0.74	(0.45)	0.16

Total from investment operations	1.03		0.87	(0.29)	0.21

Distributions to Shareholders from:
Net investment income	–		(0.13)	(0.16)	(0.15)
Net realized gains	–		(0.02)	(0.01)	(0.00	)(b)

Total distributions	–		(0.15)	(0.17)	(0.15)

Net asset value, end of period	$11.35		$10.32	$9.60	$10.06

Total return(c)	9.98%		9.06%	(2.90)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$189		$172	$160	$168
Ratios to average net assets:
Total expenses(d)	0.93	%(e)	2.34%	7.94%	59.87	%(e)
Net expenses(d)	0.31	%(e)	0.29%	0.27%	0.62	%(e)
Net investment income (loss)	(0.10	)%(e)	1.30%	1.62%	2.03	%(e)
Portfolio turnover rate	4	%(f)	14%	40%	7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

53

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2060 Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09		$9.50	$10.06	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.00	)(b)	0.13	0.17	0.05
Net realized and unrealized gain (loss)	1.01		0.71	(0.45)	0.16

Total from investment operations	1.01		0.84	(0.28)	0.21

Distributions to Shareholders from:
Net investment income	–		(0.12)	(0.17)	(0.15)
Net realized gains	–		(0.13)	(0.11)	(0.00	)(b)

Total distributions	–		(0.25)	(0.28)	(0.15)

Net asset value, end of period	$11.10		$10.09	$9.50	$10.06

Total return(c)	10.01%		8.81%	(2.78)%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$221		$168	$158	$168
Ratios to average net assets:
Total expenses(d)	4.87	%(e)	11.61%	30.01%	59.73	%(e)
Net expenses(d)	0.32	%(e)	0.30%	0.27%	0.62	%(e)
Net investment income (loss)	(0.09	)%(e)	1.30%	1.68%	2.04	%(e)
Portfolio turnover rate	7	%(f)	55%	73%	7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

54

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.12		$9.79		$10.03	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.08		0.19		0.19	0.05
Net realized and unrealized gain (loss)	0.37		0.32		(0.23)	0.02

Total from investment operations	0.45		0.51		(0.04)	0.07

Distributions to Shareholders from:
Net investment income	–		(0.17)		(0.19)	(0.04)
Net realized gains	–		(0.01)		(0.01)	(0.00	)(b)

Total distributions	–		(0.18)		(0.20)	(0.04)

Net asset value, end of period	$10.57		$10.12		$9.79	$10.03

Total return(c)	4.45%		5.27%		(0.39)%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$629		$612		$653	$418
Ratios to average net assets:
Total expenses(d)	0.40	%(e)	0.66%		1.15%	21.40	%(e)
Net expenses(d)	(0.05	)%(e)(f)	(0.03	)%(g)	0.01%	0.37	%(e)
Net investment income (loss)	1.47	%(e)	1.89%		1.94%	2.07	%(e)
Portfolio turnover rate	9	%(h)	37%		31%	8	%(h)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Due to the Fund waiving the acquired fund fees for the period ended June 30, 2017, the waiver exceeded the total fund expenses.

(g)	Due to the Fund waiving the acquired fund fees for the period ended December 31, 2016, the waiver exceeded the total fund expenses.

(h)	Not annualized.

See accompanying notes to financial statements.

55

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2015 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09		$9.72	$10.03	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.08		0.19	0.23	0.06
Net realized and unrealized gain (loss)	0.44		0.41	(0.31)	0.03

Total from investment operations	0.52		0.60	(0.08)	0.09

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.18)	(0.06)
Net realized gains	–		(0.07)	(0.05)	(0.00	)(b)

Total distributions	–		(0.23)	(0.23)	(0.06)

Net asset value, end of period	$10.61		$10.09	$9.72	$10.03

Total return(c)	5.15%		6.19%	(0.75)%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$848		$819	$1,030	$585
Ratios to average net assets:
Total expenses(d)	0.28	%(e)	0.58%	5.07%	14.80	%(e)
Net expenses(d)	(0.07	)%(e)(f)	0.01%	0.02%	0.37	%(e)
Net investment income (loss)	1.46	%(e)	1.85%	2.32%	2.31	%(e)
Portfolio turnover rate	18	%(g)	49%	55%	39	%(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Due to the Fund waiving the acquired fund fees for the period ended June 30, 2017, the waiver exceeded the total fund expenses.

(g)	Not annualized.

See accompanying notes to financial statements.

56

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2020 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.27		$9.75	$10.14	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.06		0.16	0.33	0.06
Net realized and unrealized gain (loss)	0.62		0.54	(0.49)	0.11

Total from investment operations	0.68		0.70	(0.16)	0.17

Distributions to Shareholders from:
Net investment income	–		(0.17)	(0.22)	(0.03)
Net realized gains	–		(0.01)	(0.01)	(0.00	)(b)

Total distributions	–		(0.18)	(0.23)	(0.03)

Net asset value, end of period	$10.95		$10.27	$9.75	$10.14

Total return(c)	6.52%		7.34%	(1.56)%	1.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$896		$797	$1,811	$845
Ratios to average net assets:
Total expenses(d)	0.16	%(e)	0.30%	0.55%	9.11	%(e)
Net expenses(d)	0.00	%(e)(f)	0.07%	0.01%	0.37	%(e)
Net investment income (loss)	1.21	%(e)	1.54%	3.28%	2.57	%(e)
Portfolio turnover rate	8	%(g)	28%	39%	5	%(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Amount is less than 0.005%.

(g)	Not annualized.

See accompanying notes to financial statements.

57

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2025 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33		$9.74	$10.16	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.05		0.15	0.37	0.06
Net realized and unrealized gain (loss)	0.78		0.63	(0.56)	0.14

Total from investment operations	0.83		0.78	(0.19)	0.20

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.20)	(0.04)
Net realized gains	–		(0.03)	(0.03)	–

Total distributions	–		(0.19)	(0.23)	(0.04)

Net asset value, end of period	$11.16		$10.33	$9.74	$10.16

Total return(b)	8.03%		8.01%	(1.87)%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,230		$2,110	$3,293	$677
Ratios to average net assets:
Total expenses(c)	0.16	%(d)	0.33%	1.31%	10.65	%(d)
Net expenses(c)	0.03	%(d)	0.08%	0.03%	0.37	%(d)
Net investment income (loss)	0.87	%(d)	1.53%	3.71%	5.10	%(d)
Portfolio turnover rate	5	%(e)	21%	51%	13	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

58

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2030 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.37		$9.76	$10.15		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.03		0.14	0.35		0.06
Net realized and unrealized gain (loss)	0.89		0.65	(0.54)		0.16

Total from investment operations	0.92		0.79	(0.19)		0.22

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.20)		(0.07)
Net realized gains	–		(0.02)	(0.00	)(b)	–

Total distributions	–		(0.18)	(0.20)		(0.07)

Net asset value, end of period	$11.29		$10.37	$9.76		$10.15

Total return(c)	8.87%		8.10%	(1.83)%		2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,744		$1,522	$2,066		$676
Ratios to average net assets:
Total expenses(d)	0.16	%(e)	0.30%	0.59%		12.59	%(e)
Net expenses(d)	0.06	%(e)	0.08%	0.03%		0.37	%(e)
Net investment income (loss)	0.56	%(e)	1.39%	3.52%		2.30	%(e)
Portfolio turnover rate	4	%(f)	18%	33%		18	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

59

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2035 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.43		$9.77	$10.17	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.02		0.11	0.31	0.07
Net realized and unrealized gain (loss)	0.95		0.74	(0.51)	0.15

Total from investment operations	0.97		0.85	(0.20)	0.22

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.18)	(0.05)
Net realized gains	–		(0.03)	(0.02)	–

Total distributions	–		(0.19)	(0.20)	(0.05)

Net asset value, end of period	$11.40		$10.43	$9.77	$10.17

Total return(b)	9.30%		8.61%	(2.00)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$890		$840	$1,416	$508
Ratios to average net assets:
Total expenses(c)	0.18	%(d)	0.36%	1.83%	16.79	%(d)
Net expenses(c)	0.07	%(d)	0.09%	0.03%	0.37	%(d)
Net investment income (loss)	0.35	%(d)	1.08%	3.07%	2.78	%(d)
Portfolio turnover rate	3	%(e)	18%	38%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

60

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2040 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.39		$9.71	$10.13		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.09	0.40		0.06
Net realized and unrealized gain (loss)	1.01		0.78	(0.63)		0.16

Total from investment operations	1.02		0.87	(0.23)		0.22

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.19)		(0.09)
Net realized gains	–		(0.03)	(0.00	)(b)	–

Total distributions	–		(0.19)	(0.19)		(0.09)

Net asset value, end of period	$11.41		$10.39	$9.71		$10.13

Total return(c)	9.71%		9.00%	(2.28)%		2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$857		$708	$1,501		$506
Ratios to average net assets:
Total expenses(d)	0.19	%(e)	0.38%	0.79%		18.04	%(e)
Net expenses(d)	0.07	%(e)	0.10%	0.02%		0.37	%(e)
Net investment income (loss)	0.23	%(e)	0.86%	4.02%		2.53	%(e)
Portfolio turnover rate	3	%(f)	16%	38%		5	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

61

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2045 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.36		$9.64	$10.06	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.15	0.30	0.06
Net realized and unrealized gain (loss)	1.04		0.75	(0.54)	0.16

Total from investment operations	1.05		0.90	(0.24)	0.22

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.17)	(0.16)
Net realized gains	–		(0.02)	(0.01)	–

Total distributions	–		(0.18)	(0.18)	(0.16)

Net asset value, end of period	$11.41		$10.36	$9.64	$10.06

Total return(b)	10.14%		9.31%	(2.40)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$943		$853	$782	$335
Ratios to average net assets:
Total expenses(c)	0.24	%(d)	0.59%	3.25%	30.22	%(d)
Net expenses(c)	0.06	%(d)	0.06%	0.01%	0.37	%(d)
Net investment income (loss)	0.15	%(d)	1.46%	2.97%	2.32	%(d)
Portfolio turnover rate	3	%(e)	17%	35%	5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

62

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2050 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33		$9.62	$10.06		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.08	0.43		0.06
Net realized and unrealized gain (loss)	1.03		0.80	(0.69)		0.16

Total from investment operations	1.04		0.88	(0.26)		0.22

Distributions to Shareholders from:
Net investment income	–		(0.15)	(0.18)		(0.16)
Net realized gains	–		(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	–		(0.17)	(0.18)		(0.16)

Net asset value, end of period	$11.37		$10.33	$9.62		$10.06

Total return(c)	9.96%		9.34%	(2.61)%		2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$415		$366	$795		$168
Ratios to average net assets:
Total expenses(d)	0.29	%(e)	0.97%	4.65%		59.71	%(e)
Net expenses(d)	0.06	%(e)	0.12%	0.02%		0.37	%(e)
Net investment income (loss)	0.15	%(e)	0.76%	4.40%		2.28	%(e)
Portfolio turnover rate	3	%(f)	16%	35%		7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

63

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2055 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.32		$9.60	$10.06	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.16	0.22	0.06
Net realized and unrealized gain (loss)	1.04		0.73	(0.49)	0.16

Total from investment operations	1.05		0.89	(0.27)	0.22

Distributions to Shareholders from:
Net investment income	–		(0.15)	(0.18)	(0.16)
Net realized gains	–		(0.02)	(0.01)	(0.00	)(b)

Total distributions	–		(0.17)	(0.19)	(0.16)

Net asset value, end of period	$11.37		$10.32	$9.60	$10.06

Total return(c)	10.17%		9.33%	(2.65)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$305		$271	$222	$168
Ratios to average net assets:
Total expenses(d)	0.68	%(e)	2.09%	7.69%	59.62	%(e)
Net expenses(d)	0.06	%(e)	0.04%	0.02%	0.37	%(e)
Net investment income (loss)	0.15	%(e)	1.58%	2.20%	2.28	%(e)
Portfolio turnover rate	4	%(f)	14%	40%	7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

64

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2060 Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09		$9.50	$10.06	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.15	0.20	0.06
Net realized and unrealized gain (loss)	1.01		0.71	(0.46)	0.16

Total from investment operations	1.02		0.86	(0.26)	0.22

Distributions to Shareholders from:
Net investment income	–		(0.14)	(0.19)	(0.16)
Net realized gains	–		(0.13)	(0.11)	(0.00	)(b)

Total distributions	–		(0.27)	(0.30)	(0.16)

Net asset value, end of period	$11.11		$10.09	$9.50	$10.06

Total return(c)	10.11%		9.09%	(2.53)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$188		$170	$162	$168
Ratios to average net assets:
Total expenses(d)	4.64	%(e)	11.36%	29.76%	59.48	%(e)
Net expenses(d)	0.07	%(e)	0.05%	0.02%	0.37	%(e)
Net investment income (loss)	0.15	%(e)	1.51%	1.96%	2.29	%(e)
Portfolio turnover rate	7	%(f)	55%	73%	7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

65

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.12		$9.78		$10.03	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.08		0.23		0.20	0.06
Net realized and unrealized gain (loss)	0.37		0.29		(0.25)	0.02

Total from investment operations	0.45		0.52		(0.05)	0.08

Distributions to Shareholders from:
Net investment income	–		(0.17)		(0.19)	(0.05)
Net realized gains	–		(0.01)		(0.01)	(0.00	)(b)

Total distributions	–		(0.18)		(0.20)	(0.05)

Net asset value, end of period	$10.57		$10.12		$9.78	$10.03

Total return(c)	4.55%		5.28%		(0.49)%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$86,528		$55,499		$22,265	$1,558
Ratios to average net assets:
Total expenses(d)	0.40	%(e)	0.66%		1.15%	25.06	%(e)
Net expenses(d)	(0.05	)%(e)(f)	(0.04	)%(g)	0.01%	0.17	%(e)
Net investment income (loss)	1.50	%(e)	2.23%		1.99%	2.59	%(e)
Portfolio turnover rate	9	%(h)	37%		31%	8	%(h)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Due to the Fund waiving the acquired fund fees for the period ended June 30, 2017, the waiver exceeded the total fund expenses.

(g)	Due to the Fund waiving the acquired fund fees for the period ended December 31, 2016, the waiver exceeded the total fund expenses.

(h)	Not annualized.

See accompanying notes to financial statements.

66

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2015 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09		$9.72		$10.03	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.08		0.28		0.22	0.06
Net realized and unrealized gain (loss)	0.45		0.32		(0.30)	0.03

Total from investment operations	0.53		0.60		(0.08)	0.09

Distributions to Shareholders from:
Net investment income	–		(0.16)		(0.18)	(0.06)
Net realized gains	–		(0.07)		(0.05)	(0.00	)(b)

Total distributions	–		(0.23)		(0.23)	(0.06)

Net asset value, end of period	$10.62		$10.09		$9.72	$10.03

Total return(c)	5.25%		6.19%		(0.74)%	0.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,910		$71,486		$3,707	$1,740
Ratios to average net assets:
Total expenses(d)	0.28	%(e)	0.58%		5.07%	18.68	%(e)
Net expenses(d)	(0.07	)%(e)(f)	(0.01	)%(g)	0.02%	0.17	%(e)
Net investment income (loss)	1.50	%(e)	2.72%		2.19%	2.50	%(e)
Portfolio turnover rate	18	%(h)	49%		55%	39	%(h)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Due to the Fund waiving the acquired fund fees for the period ended June 30, 2017, the waiver exceeded the total fund expenses.

(g)	Due to the Fund waiving the acquired fund fees for the period ended December 31, 2016, the waiver exceeded the total fund expenses.

(h)	Not annualized.

See accompanying notes to financial statements.

67

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2020 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.28		$9.74	$10.13	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.07		0.27	0.23	0.04
Net realized and unrealized gain (loss)	0.61		0.45	(0.39)	0.13

Total from investment operations	0.68		0.72	(0.16)	0.17

Distributions to Shareholders from:
Net investment income	–		(0.17)	(0.22)	(0.04)
Net realized gains	–		(0.01)	(0.01)	(0.00	)(b)

Total distributions	–		(0.18)	(0.23)	(0.04)

Net asset value, end of period	$10.96		$10.28	$9.74	$10.13

Total return(c)	6.61%		7.45%	(1.57)%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$533,038		$235,727	$52,303	$6,399
Ratios to average net assets:
Total expenses(d)	0.15	%(e)	0.24%	0.55%	11.13	%(e)
Net expenses(d)	0.00	%(e)(f)	0.01%	0.01%	0.17	%(e)
Net investment income (loss)	1.25	%(e)	2.60%	2.29%	1.62	%(e)
Portfolio turnover rate	8	%(g)	28%	39%	5	%(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Amount is less than 0.005%.

(g)	Not annualized.

See accompanying notes to financial statements.

68

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2025 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.34		$9.75	$10.16	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.05		0.29	0.29	0.05
Net realized and unrealized gain (loss)	0.78		0.49	(0.47)	0.15

Total from investment operations	0.83		0.78	(0.18)	0.20

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.20)	(0.04)
Net realized gains	–		(0.03)	(0.03)	–

Total distributions	–		(0.19)	(0.23)	(0.04)

Net asset value, end of period	$11.17		$10.34	$9.75	$10.16

Total return(b)	8.03%		8.00%	(1.77)%	2.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$545,438		$206,696	$21,815	$5,597
Ratios to average net assets:
Total expenses(c)	0.16	%(d)	0.28%	1.31%	11.75	%(d)
Net expenses(c)	0.03	%(d)	0.04%	0.03%	0.17	%(d)
Net investment income (loss)	0.91	%(d)	2.81%	2.86%	2.19	%(d)
Portfolio turnover rate	5	%(e)	21%	51%	13	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

69

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2030 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.38		$9.76	$10.15		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.03		0.25	0.25		0.07
Net realized and unrealized gain (loss)	0.89		0.55	(0.44)		0.15

Total from investment operations	0.92		0.80	(0.19)		0.22

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.20)		(0.07)
Net realized gains	–		(0.02)	(0.00	)(b)	–

Total distributions	–		(0.18)	(0.20)		(0.07)

Net asset value, end of period	$11.30		$10.38	$9.76		$10.15

Total return(c)	8.86%		8.20%	(1.83)%		2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$529,770		$225,549	$48,114		$3,243
Ratios to average net assets:
Total expenses(d)	0.16	%(e)	0.26%	0.59%		14.05	%(e)
Net expenses(d)	0.06	%(e)	0.05%	0.03%		0.17	%(e)
Net investment income (loss)	0.59	%(e)	2.48%	2.42%		2.64	%(e)
Portfolio turnover rate	4	%(f)	18%	33%		18	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

70

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2035 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.44		$9.78	$10.17	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.02		0.27	0.32	0.03
Net realized and unrealized gain (loss)	0.96		0.58	(0.51)	0.20

Total from investment operations	0.98		0.85	(0.19)	0.23

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.18)	(0.06)
Net realized gains	–		(0.03)	(0.02)	–

Total distributions	–		(0.19)	(0.20)	(0.06)

Net asset value, end of period	$11.42		$10.44	$9.78	$10.17

Total return(b)	9.39%		8.60%	(1.90)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$388,815		$165,008	$17,223	$3,208
Ratios to average net assets:
Total expenses(c)	0.18	%(d)	0.33%	1.83%	17.89	%(d)
Net expenses(c)	0.07	%(d)	0.06%	0.03%	0.17	%(d)
Net investment income (loss)	0.36	%(d)	2.64%	3.12%	1.28	%(d)
Portfolio turnover rate	3	%(e)	18%	38%	7	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

71

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2040 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.40		$9.72	$10.13		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.24	0.25		0.05
Net realized and unrealized gain (loss)	1.01		0.63	(0.47)		0.18

Total from investment operations	1.02		0.87	(0.22)		0.23

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.19)		(0.10)
Net realized gains	–		(0.03)	(0.00	)(b)	–

Total distributions	–		(0.19)	(0.19)		(0.10)

Net asset value, end of period	$11.42		$10.40	$9.72		$10.13

Total return(c)	9.81%		8.89%	(2.18)%		2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$319,871		$143,526	$35,359		$1,512
Ratios to average net assets:
Total expenses(d)	0.18	%(e)	0.32%	0.79%		20.53	%(e)
Net expenses(d)	0.07	%(e)	0.05%	0.02%		0.17	%(e)
Net investment income (loss)	0.24	%(e)	2.31%	2.47%		1.90	%(e)
Portfolio turnover rate	3	%(f)	16%	38%		5	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

72

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2045 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.36		$9.63	$10.06	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.27	0.30	0.06
Net realized and unrealized gain (loss)	1.03		0.64	(0.55)	0.17

Total from investment operations	1.04		0.91	(0.25)	0.23

Distributions to Shareholders from:
Net investment income	–		(0.16)	(0.17)	(0.17)
Net realized gains	–		(0.02)	(0.01)	–

Total distributions	–		(0.18)	(0.18)	(0.17)

Net asset value, end of period	$11.40		$10.36	$9.63	$10.06

Total return(b)	10.04%		9.31%	(2.40)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$203,321		$76,304	$8,374	$335
Ratios to average net assets:
Total expenses(c)	0.24	%(d)	0.57%	3.25%	30.02	%(d)
Net expenses(c)	0.06	%(d)	0.05%	0.01%	0.17	%(d)
Net investment income (loss)	0.15	%(d)	2.62%	2.99%	2.53	%(d)
Portfolio turnover rate	3	%(e)	17%	35%	5	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

73

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2050 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33		$9.61	$10.06		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.26	0.28		0.06
Net realized and unrealized gain (loss)	1.03		0.63	(0.55)		0.16

Total from investment operations	1.04		0.89	(0.27)		0.22

Distributions to Shareholders from:
Net investment income	–		(0.15)	(0.18)		(0.16)
Net realized gains	–		(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	–		(0.17)	(0.18)		(0.16)

Net asset value, end of period	$11.37		$10.33	$9.61		$10.06

Total return(c)	10.07%		9.35%	(2.71)%		2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$149,364		$48,016	$5,736		$168
Ratios to average net assets:
Total expenses(d)	0.28	%(e)	0.90%	4.65%		59.52	%(e)
Net expenses(d)	0.06	%(e)	0.05%	0.02%		0.17	%(e)
Net investment income (loss)	0.16	%(e)	2.61%	2.82%		2.48	%(e)
Portfolio turnover rate	3	%(f)	16%	35%		7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

74

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2055 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.31		$9.59	$10.06	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.26	0.27	0.06
Net realized and unrealized gain (loss)	1.04		0.63	(0.55)	0.16

Total from investment operations	1.05		0.89	(0.28)	0.22

Distributions to Shareholders from:
Net investment income	–		(0.15)	(0.18)	(0.16)
Net realized gains	–		(0.02)	(0.01)	(0.00	)(b)

Total distributions	–		(0.17)	(0.19)	(0.16)

Net asset value, end of period	$11.36		$10.31	$9.59	$10.06

Total return(c)	10.18%		9.34%	(2.75)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,245		$18,718	$3,043	$168
Ratios to average net assets:
Total expenses(d)	0.67	%(e)	2.09%	7.69%	59.42	%(e)
Net expenses(d)	0.06	%(e)	0.05%	0.02%	0.17	%(e)
Net investment income (loss)	0.16	%(e)	2.61%	2.64%	2.48	%(e)
Portfolio turnover rate	4	%(f)	14%	40%	7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

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State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Target Retirement 2060 Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.08		$9.49	$10.06	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.01		0.29	0.19	0.06
Net realized and unrealized gain (loss)	1.02		0.57	(0.45)	0.16

Total from investment operations	1.03		0.86	(0.26)	0.22

Distributions to Shareholders from:
Net investment income	–		(0.14)	(0.20)	(0.16)
Net realized gains	–		(0.13)	(0.11)	(0.00	)(b)

Total distributions	–		(0.27)	(0.31)	(0.16)

Net asset value, end of period	$11.11		$10.08	$9.49	$10.06

Total return(c)	10.22%		8.98%	(2.53)%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,166		$3,344	$269	$168
Ratios to average net assets:
Total expenses(d)	4.62	%(e)	11.36%	29.76%	59.28	%(e)
Net expenses(d)	0.07	%(e)	0.06%	0.02%	0.17	%(e)
Net investment income (loss)	0.16	%(e)	2.91%	1.88%	2.49	%(e)
Portfolio turnover rate	7	%(f)	55%	73%	7	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

76

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of 33 series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following series (each a “Fund” and collectively the “Funds”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2015	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2020	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2025	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2030	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2035	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2040	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2045	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2050	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2055	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement Fund 2060	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified

77

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

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State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

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State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.

The Funds’ investment adviser is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Funds and/or (ii) to reimburse the Funds to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.13% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets attributable to each class of shares of the Funds. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, BFDS was a joint

80

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, each Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Each Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the applicable Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

The Funds had a cash overdraft related to the expenses incurred during the period ended June 30, 2017.

Contribution by Affiliate

On August 1, 2016, the transfer agent made a reimbursement of $794 to the State Street Target Retirement 2050 Fund in connection with a trade related matter.

4. Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

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State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2017, were as follows:

	Other Securities
	Purchases	Sales
State Street Target Retirement Fund	$35,946,963	$7,489,508
State Street Target Retirement 2015 Fund	95,766,752	23,899,535
State Street Target Retirement 2020 Fund	308,680,246	38,152,203
State Street Target Retirement 2025 Fund	326,651,728	20,393,969
State Street Target Retirement 2030 Fund	285,349,530	16,661,522
State Street Target Retirement 2035 Fund	206,775,216	10,806,972
State Street Target Retirement 2040 Fund	159,558,316	8,106,509
State Street Target Retirement 2045 Fund	115,938,710	4,416,186
State Street Target Retirement 2050 Fund	92,926,399	3,164,248
State Street Target Retirement 2055 Fund	29,138,336	1,363,022
State Street Target Retirement 2060 Fund	2,768,899	348,399

6.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

82

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$86,139,105	$2,329,199	$616,956	$1,712,243
State Street Target Retirement 2015 Fund	146,428,487	4,680,824	804,559	3,876,265
State Street Target Retirement 2020 Fund	511,781,486	23,289,671	2,238,695	21,050,976
State Street Target Retirement 2025 Fund	518,078,651	30,106,576	1,550,594	28,555,982
State Street Target Retirement 2030 Fund	496,695,952	35,006,931	1,288,079	33,718,852
State Street Target Retirement 2035 Fund	362,491,300	27,552,812	930,043	26,622,769
State Street Target Retirement 2040 Fund	294,806,530	25,574,109	492,460	25,081,649
State Street Target Retirement 2045 Fund	188,335,148	15,814,136	235,507	15,578,629
State Street Target Retirement 2050 Fund	137,755,211	11,621,862	54,725	11,567,137
State Street Target Retirement 2055 Fund	46,660,376	3,630,573	34,346	3,596,227
State Street Target Retirement 2060 Fund	6,118,717	440,880	12,999	427,881

7.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of June 30, 2017.

8. Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

83

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Funds and concluded that it will be limited to additional disclosures.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Institutional Investment Trust

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class A	0.20%	$1,043.50	$1.01	$1,023.80	$1.00
Class I	(0.05)	1,044.50	(0.25)	1,025.00	(0.25)
Class K	(0.05)	1,045.50	(0.25)	1,025.00	(0.25)
State Street Target Retirement 2015 Fund
Class A	0.18	1,050.50	0.92	1,023.90	0.90
Class I	(0.07)	1,051.50	(0.36)	1,025.10	(0.35)
Class K	(0.07)	1,052.50	(0.36)	1,025.10	(0.35)

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Other Information — (continued)

June 30, 2017 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement 2020 Fund
Class A	0.25%	$1,064.10	$1.28	$1,023.60	$1.25
Class I	0.00	1,065.20	0.00	1,024.80	0.00
Class K	0.00	1,066.10	0.00	1,024.80	0.00
State Street Target Retirement 2025 Fund
Class A	0.28	1,079.40	1.44	1,023.40	1.40
Class I	0.03	1,080.30	0.15	1,024.60	0.15
Class K	0.03	1,080.30	0.15	1,024.60	0.15
State Street Target Retirement 2030 Fund
Class A	0.31	1,086.60	1.60	1,023.30	1.56
Class I	0.06	1,088.70	0.31	1,024.50	0.30
Class K	0.06	1,088.60	0.31	1,024.50	0.30
State Street Target Retirement 2035 Fund
Class A	0.32	1,092.00	1.66	1,023.20	1.61
Class I	0.07	1,093.00	0.36	1,024.40	0.35
Class K	0.07	1,093.90	0.36	1,024.40	0.35
State Street Target Retirement 2040 Fund
Class A	0.32	1,096.20	1.66	1,023.20	1.61
Class I	0.07	1,097.10	0.36	1,024.40	0.35
Class K	0.07	1,098.10	0.36	1,024.40	0.35
State Street Target Retirement 2045 Fund
Class A	0.31	1,100.40	1.61	1,023.30	1.56
Class I	0.06	1,101.40	0.31	1,024.50	0.30
Class K	0.06	1,100.40	0.31	1,024.50	0.30
State Street Target Retirement 2050 Fund
Class A	0.31	1,099.60	1.61	1,023.30	1.56
Class I	0.06	1,099.60	0.31	1,024.50	0.30
Class K	0.06	1,100.70	0.31	1,024.50	0.30
State Street Target Retirement 2055 Fund
Class A	0.31	1,099.80	1.61	1,023.30	1.56
Class I	0.06	1,101.70	0.31	1,024.50	0.30
Class K	0.06	1,101.80	0.31	1,024.50	0.30
State Street Target Retirement 2060 Fund
Class A	0.32	1,100.10	1.67	1,023.20	1.61
Class I	0.07	1,101.10	0.36	1,024.40	0.35
Class K	0.07	1,102.20	0.36	1,024.40	0.35

(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.

(b)

Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Record

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto

[1]

Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the one-year period ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2017, for an additional year with respect to the Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. With respect to those funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2016.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

State Street Target Retirement 2015 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe for the 1-year period and outperformed its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2020 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2025 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2030 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2035 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2040 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2045 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2050 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2055 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement 2060 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Target Retirement Fund. The Board considered that the Fund outperformed the median of its Performance Universe and underperformed the median of its Performance Group and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders of the Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Target Retirement 2015 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

95

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

North Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITTRETSAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investment in State Street Equity 500 Index II Portfolio	$697,346,710
Receivable for fund shares sold	376,773
Receivable from Adviser (Note 4)	83,349

Total assets	697,806,832

Liabilities
Payable for investments purchased	291,428
Payable for fund shares repurchased	84,641
Advisory fees payable (Note 4)	11,587
Custodian fees payable (Note 4)	8,149
Administration fees payable (Note 4)	26,775
Distribution fees payable (Note 4)	61,865
Transfer agent fees payable (Note 4)	39,624
Sub-transfer agent fee payable (Note 4)	3,759
Registration and filing fees payable	1,551
Professional fees payable	16,758
Printing and postage fees payable	37,056

Total liabilities	583,193

Net Assets	$697,223,639

Net Assets Consist of:
Paid-in Capital	$550,829,984
Undistributed (distribution in excess of) net investment income (loss)	(571,612)
Accumulated net realized gain (loss) on investment	23,437,871
Net unrealized appreciation (depreciation) on:
Investment in State Street Equity 500 Index II Portfolio	123,527,396

Net Assets	$697,223,639

Administrative Shares
Net assets	$255,317,985
Shares outstanding	12,431,094

Net asset value, offering and redemption price per share	$20.54

Service Shares
Net assets	$31,296,837
Shares outstanding	1,525,830

Net asset value, offering and redemption price per share	$20.51

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

1

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

Class R Shares
Net assets	$42,858,424
Shares outstanding	2,092,658

Net asset value, offering and redemption price per share	$20.48

Maximum sales charge	5.25%
Maximum offering price per share	$21.61

Class A Shares
Net assets	$11,107,418
Shares outstanding	541,423

Net asset value, offering and redemption price per share	$20.52

Maximum sales charge	5.25
Maximum offering price per share	$21.66

Class I Shares
Net assets	$5,521,017
Shares outstanding	268,745

Net asset value, offering and redemption price per share	$20.54

Class K Shares
Net assets	$351,121,958
Shares outstanding	17,079,347

Net asset value, offering and redemption price per share	$20.56

Cost of Investments:
Investment in State Street Equity 500 Index II Portfolio	$573,819,314

Shares of State Street Equity 500 Index II Portfolio	56,419,637

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

2

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income	$–

Expenses
Advisory fee (Note 4)	78,734
Administration fees (Note 4)	209,721
Distribution fees (Note 4)
Administrative Shares	208,275
Service Shares	97,375
Class R Shares	121,728
Class A Shares	11,815
Custodian fees (Note 4)	6,910
Trustees’ fees and expenses (Note 5)	16,448
Transfer agent fees (Note 4)	47,648
Sub-transfer agent fee (Note 4)
Class A Shares	9,452
Class I Shares	4,913
Registration and filing fees	67,727
Professional fees	13,665
Printing and postage fees	24,745
Insurance expense	1,878

Total expenses	921,034
Expenses waived/reimbursed by the Adviser (Note 4)	(349,422)

Net expenses	571,612

Net Investment Income (Loss)	(571,612)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment in State Street Equity 500 Index II Portfolio	19,297,872

Net change in unrealized appreciation/depreciation on:
Investment in State Street Equity 500 Index II Portfolio	51,644,377

Net realized and unrealized gain (loss)	70,942,249

Net Increase (Decrease) in Net Assets from Operations	$70,370,637

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

3

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(571,612)	$11,786,393
Net realized gain (loss)	19,297,872	4,935,469
Net change in unrealized appreciation/depreciation	51,644,377	62,316,120

Net increase (decrease) in net assets resulting from operations	70,370,637	79,037,982

Distributions to Shareholders from:
Net investment income
Administrative Shares	–	(4,106,875)
Service Shares	–	(1,701,356)
Class R Shares	–	(400,997)
Class A Shares	–	(88,337)
Class I Shares	–	(61,548)
Class K Shares	–	(5,971,211)

Total distributions from net investment income	–	(12,330,324)

Net realized gain on investments
Administrative Shares	–	(1,128,485)
Service Shares	–	(501,839)
Class R Shares	–	(159,133)
Class A Shares	–	(30,530)
Class I Shares	–	(17,511)
Class K Shares	–	(1,488,503)

Total distributions from net realized gain on investments	–	(3,326,001)

Total distributions to shareholders	–	(15,656,325)

From Beneficial Interest Transactions:
Administrative Shares
Shares sold	17,054,148	21,875,613
Reinvestment of distributions	–	5,235,360
Shares redeemed	(63,493,385)	(36,273,233)

Net increase (decrease) from capital share transactions	(46,439,237)	(9,162,260)

Service Shares
Shares sold	6,470,468	15,822,923
Reinvestment of distributions	–	2,203,195
Shares redeemed	(107,266,455)	(8,529,710)

Net increase (decrease) from capital share transactions	(100,795,987)	9,496,408

Class R Shares
Shares sold	5,404,680	7,132,413
Reinvestment of distributions	–	560,130
Shares redeemed	(5,045,534)	(9,967,450)

Net increase (decrease) from capital share transactions	359,146	(2,274,907)

Class A Shares
Shares sold	3,939,916	7,221,028
Reinvestment of distributions	–	117,809
Shares redeemed	(1,104,452)	(19,080)

Net increase (decrease) from capital share transactions	2,835,464	7,319,757

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

4

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Statements of Changes in Net Assets — (continued)

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Class I Shares
Shares sold	1,280,534	4,380,131
Reinvestment of distributions	–	78,024
Shares redeemed	(643,409)	(57,378)

Net increase (decrease) from capital share transactions	637,125	4,400,777

Class K Shares
Shares sold	27,412,093	308,312,508
Reinvestment of distributions	–	7,309,089
Shares redeemed	(79,865,414)	(31,860,973)

Net increase (decrease) from capital share transactions	(52,453,321)	283,760,624

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(195,856,810)	293,540,399

Net Increase (Decrease) in Net Assets During the Period	(125,486,173)	356,922,056

Net Assets at Beginning of Period	822,709,812	465,787,756

Net Assets at End of Period	$697,223,639	$822,709,812

Undistributed (distribution in excess of) net investment income (loss)	$(571,612)	$–

Shares of Beneficial Interest:
Administrative Shares
Shares sold	860,621	1,230,543
Reinvestment of distributions	–	275,111
Shares redeemed	(3,150,058)	(1,992,281)

Net increase (decrease) from share transactions	(2,289,437)	(486,627)

Service Shares
Shares sold	330,178	892,147
Reinvestment of distributions	–	115,896
Shares redeemed	(5,428,043)	(491,370)

Net increase (decrease) from share transactions	(5,097,865)	516,673

Class R Shares
Shares sold	272,081	406,522
Reinvestment of distributions	–	29,450
Shares redeemed	(256,815)	(564,687)

Net increase (decrease) from share transactions	15,266	(128,715)

Class A Shares
Shares sold	197,904	390,086
Reinvestment of distributions	–	6,191
Shares redeemed	(55,197)	(1,049)

Net increase (decrease) from share transactions	142,707	395,228

Class I Shares
Shares sold	64,252	233,255
Reinvestment of distributions	–	4,098
Shares redeemed	(32,766)	(3,035)

Net increase (decrease) from share transactions	31,486	234,318

Class K Shares
Shares sold	1,373,932	17,379,691
Reinvestment of distributions	–	384,082
Shares redeemed	(3,939,353)	(1,734,066)

Net increase (decrease) from share transactions	(2,565,421)	16,029,707

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

5

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$18.83		$17.17		$17.27		$15.50		$11.94		$10.51

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.02)		0.26		0.31		0.29		0.26		0.24
Net realized and unrealized gain (loss)	1.73		1.76		(0.12)		1.79		3.56		1.42

Total from investment operations	1.71		2.02		0.19		2.08		3.82		1.66

Distributions to Shareholders from:
Net investment income	–		(0.28)		(0.29)		(0.31)		(0.26)		(0.23)
Net realized gains	–		(0.08)		–		–		–		–

Total distributions	–		(0.36)		(0.29)		(0.31)		(0.26)		(0.23)

Net asset value, end of period	$20.54		$18.83		$17.17		$17.27		$15.50		$11.94

Total return(b)	9.08%		11.75%		1.08%		13.41%		31.97%		15.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$255,318		$277,141		$261,038		$248,180		$230,330		$185,918
Ratios to average net assets:(c)
Total expenses	0.27	%(d)(f)	0.27	%(f)	0.31	%(f)	0.30	%(e)	0.25%		0.25%
Net expenses	0.18	%(d)(f)	0.18	%(f)	0.18	%(f)	0.23	%(e)	0.25%		0.25%
Net investment income (loss)	(0.18	)%(d)	1.48%		1.76%		1.78%		1.84%		2.06%
Portfolio turnover rate	16	%(g)(h)	5	%(h)	5	%(h)	4	%(i)	4	%(j)	9	%(j)

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(d)	Annualized.

(e)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(g)	Not annualized.

(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(i)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(j)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

6

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$18.81		$17.15		$17.25		$15.49		$11.92		$10.50

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.03)		0.26		0.22		0.28		0.24		0.23
Net realized and unrealized gain (loss)	1.73		1.74		(0.05)		1.77		3.57		1.41

Total from investment operations	1.70		2.00		0.17		2.05		3.81		1.64

Distributions to Shareholders from:
Net investment income	–		(0.26)		(0.27)		(0.29)		(0.24)		(0.22)
Net realized gains	–		(0.08)		–		–		–		–

Total distributions	–		(0.34)		(0.27)		(0.29)		(0.24)		(0.22)

Net asset value, end of period	$20.51		$18.81		$17.15		$17.25		$15.49		$11.92

Total return(b)	9.04%		11.65%		0.98%		13.24%		31.97%		15.64%
Ratios and Supplemental Data:(c)
Net assets, end of period (in 000s)	$31,297		$124,591		$104,730		$126,412		$124,885		$88,416
Ratios to average net assets:
Total expenses	0.36	%(d)(f)	0.37	%(f)	0.41	%(f)	0.40	%(e)	0.35%		0.35%
Net expenses	0.28	%(d)(f)	0.27	%(f)	0.28	%(f)	0.33	%(e)	0.35%		0.35%
Net investment income (loss)	(0.28	)%(d)(f)	1.46%		1.25%		1.73%		1.74%		1.96%
Portfolio turnover rate	16	%(g)(h)	5	%(h)	5	%(h)	4	%(i)	4	%(j)	9	%(j)

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(d)	Annualized.

(e)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(g)	Not annualized.

(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(i)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(j)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

7

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$18.81		$17.15		$17.26		$15.49		$11.93		$10.51

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.06)		0.18		0.19		0.22		0.19		0.19
Net realized and unrealized gain (loss)	1.73		1.76		(0.09)		1.78		3.56		1.41

Total from investment operations	1.67		1.94		0.10		2.00		3.75		1.60

Distributions to Shareholders from:
Net investment income	–		(0.20)		(0.21)		(0.23)		(0.19)		(0.18)
Net realized gains	–		(0.08)		–		–		–		–

Total distributions	–		(0.28)		(0.21)		(0.23)		(0.19)		(0.18)

Net asset value, end of period	$20.48		$18.81		$17.15		$17.26		$15.49		$11.93

Total return(b)	8.88%		11.26%		0.58%		12.91%		31.40%		15.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,858		$39,086		$37,845		$41,148		$32,555		$21,954
Ratios to average net assets:(c)
Total expenses	0.72	%(d)(f)	0.72	%(f)	0.76	%(f)	0.75	%(e)	0.70%		0.70%
Net expenses	0.63	%(d)(f)	0.63	%(f)	0.63	%(f)	0.68	%(e)	0.70%		0.70%
Net investment income (loss)	(0.63	)%(d)	0.99%		1.09%		1.37%		1.40%		1.62%
Portfolio turnover rate	16	%(g)(h)	5	%(h)	5	%(h)	4	%(i)	4	%(j)	9	%(j)

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(d)	Annualized.

(e)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(g)	Not annualized.

(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(i)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(j)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

8

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$18.83		$17.17		$17.27		$17.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.05)		0.68		0.25		0.11
Net realized and unrealized gain (loss)	1.74		0.29		(0.11)		0.45

Total from investment operations	1.69		1.97		0.14		0.56

Distributions to Shareholders from:
Net investment income	–		(0.23)		(0.24)		(0.29)
Net realized gains	–		(0.08)		–		–

Total distributions	–		(0.31)		(0.24)		(0.29)

Net asset value, end of period	$20.52		$18.83		$17.17		$17.27

Total return(b)	8.98%		11.42%		0.78%		3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,107		$7,509		$60		$51
Ratios to average net assets:
Total expenses	0.57	%(c)(d)	0.57	%(d)	0.61	%(d)	0.70	%(c)(d)
Net expenses	0.48	%(c)(d)	0.48	%(d)	0.48	%(d)	0.51	%(c)(d)
Net investment income (loss)	(0.48	)%(c)	3.69%		1.43%		2.32	%(c)
Portfolio turnover rate	16	%(e)(f)	5	%(f)	5	%(f)	4	%(e)(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Not annualized.

(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

9

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$18.84		$17.17		$17.27		$17.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.02)		2.86		0.29		0.13
Net realized and unrealized gain (loss)	1.72		(0.84)		(0.11)		0.44

Total from investment operations	1.70		2.02		0.18		0.57

Distributions to Shareholders from:
Net investment income	–		(0.27)		(0.28)		(0.30)
Net realized gains	–		(0.08)		–		–

Total distributions	–		(0.35)		(0.28)		(0.30)

Net asset value, end of period	$20.54		$18.84		$17.17		$17.27

Total return(b)	9.02%		11.75%		1.03%		3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,521		$4,469		$50		$51
Ratios to average net assets:
Total expenses	0.32	%(c)(d)	0.32	%(d)	0.36	%(d)	0.45	%(c)(d)
Net expenses	0.23	%(c)(d)	0.23	%(d)	0.23	%(d)	0.26	%(c)(d)
Net investment income (loss)	(0.23	)%(c)	15.53	%(e)	1.66%		2.57	%(c)
Portfolio turnover rate	16	%(f)(g)	5	%(g)	5	%(g)	4	%(f)(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)

The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.

(f)	Not annualized.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

10

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$18.83		$17.17		$17.27		$17.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.00	)(b)	0.44		1.45		0.14
Net realized and unrealized gain (loss)	1.73		1.61		(1.23)		0.44

Total from investment operations	1.73		2.05		0.22		0.58

Distributions to Shareholders from:
Net investment income	–		(0.31)		(0.32)		(0.31)
Net realized gains	–		(0.08)		–		–

Total distributions	–		(0.39)		(0.32)		(0.31)

Net asset value, end of period	$20.56		$18.83		$17.17		$17.27

Total return(c)	9.19%		11.92%		1.23%		3.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$351,122		$369,915		$62,064		$51
Ratios to average net assets:
Total expenses	0.12	%(d)(e)	0.12	%(e)	0.16	%(e)	0.27	%(d)(e)
Net expenses	0.03	%(d)(e)	0.03	%(e)	0.03	%(e)	0.06	%(d)(e)
Net investment income (loss)	(0.03	)%(d)	2.42%		8.45	%(f)	2.78	%(d)
Portfolio turnover rate	16	%(g)(h)	5	%(h)	5	%(h)	4	%(g)(h)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(f)

The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.

(g)	Not annualized.

(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

See accompanying notes to financial statements and financial statements of corresponding Portfolio.

11

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	97.2%
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	2.2
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Information Technology	21.6%
Financials	14.1
Health Care	14.0
Consumer Discretionary	12.0
Industrials	10.0
Total	71.7%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

12

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.2%
Consumer Discretionary – 12.0%
Advance Auto Parts, Inc.	7,000	$816,130
Amazon.com, Inc.(a)	34,890	33,773,520
AutoNation, Inc.(a)	6,194	261,139
AutoZone, Inc.(a)	2,476	1,412,459
Bed Bath & Beyond, Inc.	14,415	438,216
Best Buy Co., Inc.	22,906	1,313,201
BorgWarner, Inc.	18,977	803,866
CarMax, Inc.(a)	14,903	939,783
Carnival Corp.	37,201	2,439,270
CBS Corp. Class B	33,142	2,113,797
Charter Communications, Inc. Class A(a)	19,100	6,433,835
Chipotle Mexican Grill, Inc.(a)	2,686	1,117,645
Coach, Inc.	22,828	1,080,678
Comcast Corp. Class A	415,266	16,162,153
D.R. Horton, Inc.	32,197	1,113,050
Darden Restaurants, Inc.	11,671	1,055,525
Delphi Automotive PLC	23,919	2,096,500
Discovery Communications, Inc. Class A(a)	14,403	372,029
Discovery Communications, Inc. Class C(a)	21,003	529,486
DISH Network Corp. Class A(a)	18,600	1,167,336
Dollar General Corp.	21,713	1,565,290
Dollar Tree, Inc.(a)	21,626	1,512,090
Expedia, Inc.	10,134	1,509,459
Foot Locker, Inc.	12,900	635,712
Ford Motor Co.	344,038	3,849,785
Gap, Inc.	20,834	458,140
Garmin, Ltd.	10,940	558,268
General Motors Co.	120,323	4,202,882
Genuine Parts Co.	11,989	1,112,100
Goodyear Tire & Rubber Co.	19,544	683,258
H&R Block, Inc.	19,664	607,814
Hanesbrands, Inc.	28,100	650,796
Harley-Davidson, Inc.	16,816	908,400
Hasbro, Inc.	9,097	1,014,406
Hilton Worldwide Holdings, Inc.	17,000	1,051,450
Home Depot, Inc.	104,902	16,091,967
Interpublic Group of Cos., Inc.	37,666	926,584
Kohl’s Corp.	16,745	647,529
L Brands, Inc.	22,821	1,229,824
Leggett & Platt, Inc.	12,654	664,715
Lennar Corp. Class A	18,706	997,404
LKQ Corp.(a)	29,200	962,140
Lowe’s Cos., Inc.	74,550	5,779,862
Macy’s, Inc.	29,062	675,401
Marriott International, Inc. Class A	27,555	2,764,042
Mattel, Inc.	32,533	700,435
McDonald’s Corp.	71,310	10,921,840
Michael Kors Holdings, Ltd.(a)	15,614	566,008
Mohawk Industries, Inc.(a)	5,231	1,264,280
Netflix, Inc.(a)	38,304	5,723,001
Newell Brands, Inc.	42,841	2,297,134
News Corp. Class A	36,288	497,146
News Corp. Class B	11,400	161,310
NIKE, Inc. Class B	117,906	6,956,454
Nordstrom, Inc.(b)	11,077	529,813
O’Reilly Automotive, Inc.(a)	8,180	1,789,293
Omnicom Group, Inc.	21,491	1,781,604
Priceline Group, Inc.(a)	4,375	8,183,525
PulteGroup, Inc.	28,262	693,267
PVH Corp.	7,549	864,361
Ralph Lauren Corp.	5,379	396,970
Ross Stores, Inc.	35,156	2,029,556
Royal Caribbean Cruises, Ltd.	14,300	1,561,989
Scripps Networks Interactive, Inc. Class A	9,072	619,708
Signet Jewelers, Ltd.	6,600	417,384
Staples, Inc.	61,799	622,316
Starbucks Corp.	126,230	7,360,471
Target Corp.	49,672	2,597,349
Tiffany & Co.	10,199	957,380
Time Warner, Inc.	69,011	6,929,395
TJX Cos., Inc.	56,637	4,087,492
Tractor Supply Co.	12,426	673,613
TripAdvisor, Inc.(a)	10,842	414,164
Twenty-First Century Fox, Inc. Class A	94,200	2,669,628
Twenty-First Century Fox, Inc. Class B	39,600	1,103,652
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,400	1,551,636
Under Armour, Inc. Class A(a)(b)	17,424	379,146
Under Armour, Inc. Class C(a)	17,575	354,312
VF Corp.	28,144	1,621,094
Viacom, Inc. Class B	32,981	1,107,172
Walt Disney Co.	127,552	13,552,400
Whirlpool Corp.	6,002	1,150,103
Wyndham Worldwide Corp.	8,353	838,725
Wynn Resorts, Ltd.	7,541	1,011,399
Yum! Brands, Inc.	29,802	2,198,196

		225,633,657

Consumer Staples – 8.8%
Altria Group, Inc.	169,229	12,602,484
Archer-Daniels-Midland Co.	50,832	2,103,428
Brown-Forman Corp. Class B	17,342	842,821
Campbell Soup Co.	18,382	958,621
Church & Dwight Co., Inc.	23,300	1,208,804
Clorox Co.	11,764	1,567,435
Coca-Cola Co.	337,300	15,127,905
Colgate-Palmolive Co.	78,523	5,820,910
Conagra Brands, Inc.	34,924	1,248,882
Constellation Brands, Inc. Class A	15,450	2,993,129
Costco Wholesale Corp.	39,155	6,262,059
Coty, Inc. Class A	44,678	838,159
CVS Health Corp.	90,605	7,290,078
Dr. Pepper Snapple Group, Inc.	16,797	1,530,375
Estee Lauder Cos., Inc. Class A	20,341	1,952,329
General Mills, Inc.	51,942	2,877,587
Hershey Co.	11,467	1,231,212
Hormel Foods Corp.	25,602	873,284
J.M. Smucker Co.	9,505	1,124,727
Kellogg Co.	21,528	1,495,335

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kimberly-Clark Corp.	31,427	$4,057,540
Kraft Heinz Co.	52,718	4,514,770
Kroger Co.	82,442	1,922,547
McCormick & Co., Inc.	9,092	886,561
Molson Coors Brewing Co. Class B	16,853	1,455,088
Mondelez International, Inc. Class A	135,815	5,865,850
Monster Beverage Corp.(a)	36,835	1,829,963
PepsiCo, Inc.	125,316	14,472,745
Philip Morris International, Inc.	136,312	16,009,844
Procter & Gamble Co.	224,626	19,576,156
Reynolds American, Inc.	73,108	4,754,944
Sysco Corp.	44,274	2,228,310
Tyson Foods, Inc. Class A	25,244	1,581,032
Wal-Mart Stores, Inc.	129,103	9,770,515
Walgreens Boots Alliance, Inc.	75,805	5,936,290
Whole Foods Market, Inc.	26,079	1,098,187

		165,909,906

Energy – 5.9%
Anadarko Petroleum Corp.	50,082	2,270,718
Apache Corp.	34,755	1,665,807
Baker Hughes, Inc.	38,979	2,124,745
Cabot Oil & Gas Corp.	44,178	1,107,984
Chesapeake Energy Corp.(a)	70,788	351,816
Chevron Corp.	166,312	17,351,331
Cimarex Energy Co.	9,058	851,543
Concho Resources, Inc.(a)	12,300	1,494,819
ConocoPhillips	107,127	4,709,303
Devon Energy Corp.	44,301	1,416,303
EOG Resources, Inc.	49,871	4,514,323
EQT Corp.	16,457	964,216
Exxon Mobil Corp.	372,775	30,094,126
Halliburton Co.	77,967	3,329,971
Helmerich & Payne, Inc.	10,226	555,681
Hess Corp.	25,357	1,112,412
Kinder Morgan, Inc.	172,550	3,306,058
Marathon Oil Corp.	80,488	953,783
Marathon Petroleum Corp.	46,974	2,458,149
Murphy Oil Corp.	15,379	394,164
National Oilwell Varco, Inc.	35,916	1,183,073
Newfield Exploration Co.(a)	18,715	532,629
Noble Energy, Inc.	40,725	1,152,517
Occidental Petroleum Corp.	65,909	3,945,972
ONEOK, Inc.	33,496	1,747,151
Phillips 66	39,573	3,272,291
Pioneer Natural Resources Co.	15,176	2,421,786
Range Resources Corp.	17,859	413,793
Schlumberger, Ltd.	123,750	8,147,700
TechnipFMC PLC(a)	37,791	1,027,915
Tesoro Corp.	12,516	1,171,498
Transocean, Ltd.(a)	37,010	304,592
Valero Energy Corp.	40,323	2,720,190
Williams Cos., Inc.	71,258	2,157,692

		111,226,051

Financials – 14.1%
Affiliated Managers Group, Inc.	5,224	866,453
Aflac, Inc.	35,853	2,785,061
Allstate Corp.	32,639	2,886,593
American Express Co.	66,412	5,594,547
American International Group, Inc.	76,201	4,764,087
Ameriprise Financial, Inc.	13,644	1,736,745
Aon PLC	22,965	3,053,197
Arthur J Gallagher & Co.	16,900	967,525
Assurant, Inc.	5,385	558,371
Bank of America Corp.	874,305	21,210,639
Bank of New York Mellon Corp.	89,894	4,586,392
BB&T Corp.	72,531	3,293,633
Berkshire Hathaway, Inc. Class B(a)	167,084	28,299,017
BlackRock, Inc.	10,516	4,442,064
Capital One Financial Corp.	43,195	3,568,771
CBOE Holdings, Inc.	8,700	795,180
Charles Schwab Corp.	105,204	4,519,564
Chubb, Ltd.	41,353	6,011,899
Cincinnati Financial Corp.	14,209	1,029,442
Citigroup, Inc.	241,527	16,153,326
Citizens Financial Group, Inc.	46,700	1,666,256
CME Group, Inc.	30,563	3,827,710
Comerica, Inc.	16,327	1,195,790
Discover Financial Services	34,328	2,134,858
E*TRADE Financial Corp.(a)	26,042	990,377
Everest Re Group, Ltd.	3,300	840,147
Fifth Third Bancorp	68,762	1,785,062
Franklin Resources, Inc.	28,189	1,262,585
Goldman Sachs Group, Inc.	31,846	7,066,627
Hartford Financial Services Group, Inc.	30,667	1,612,164
Huntington Bancshares, Inc.	88,891	1,201,806
Intercontinental Exchange, Inc.	53,385	3,519,139
Invesco, Ltd.	33,311	1,172,214
JPMorgan Chase & Co.	312,443	28,557,290
KeyCorp	98,296	1,842,067
Leucadia National Corp.	30,827	806,434
Lincoln National Corp.	20,682	1,397,690
Loews Corp.	22,419	1,049,433
M&T Bank Corp.	13,663	2,212,723
Marsh & McLennan Cos., Inc.	45,319	3,533,069
MetLife, Inc.	95,470	5,245,122
Moody’s Corp.	15,232	1,853,430
Morgan Stanley	126,175	5,622,358
Nasdaq, Inc.	10,875	777,454
Navient Corp.	28,813	479,736
Northern Trust Corp.	18,096	1,759,112
People’s United Financial, Inc.	29,566	522,136
PNC Financial Services Group, Inc.	42,775	5,341,314
Principal Financial Group, Inc.	22,165	1,420,112
Progressive Corp.	49,249	2,171,388
Prudential Financial, Inc.	37,902	4,098,722
Raymond James Financial, Inc.	11,700	938,574
Regions Financial Corp.	106,046	1,552,513

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
S&P Global, Inc.	23,168	$3,382,296
State Street Corp.(c)	32,078	2,878,359
SunTrust Banks, Inc.	43,836	2,486,378
Synchrony Financial	68,576	2,044,936
T Rowe Price Group, Inc.	20,555	1,525,387
Torchmark Corp.	10,512	804,168
Travelers Cos., Inc.	24,506	3,100,744
Unum Group	18,105	844,236
US Bancorp	140,822	7,311,478
Wells Fargo & Co.	395,203	21,898,198
Willis Towers Watson PLC	11,676	1,698,391
XL Group, Ltd.	20,948	917,522
Zions Bancorp	19,395	851,635

		266,321,646

Health Care – 14.0%
Abbott Laboratories	154,249	7,498,044
AbbVie, Inc.	139,143	10,089,259
Aetna, Inc.	29,244	4,440,117
Agilent Technologies, Inc.	29,493	1,749,230
Alexion Pharmaceuticals, Inc.(a)	20,073	2,442,282
Align Technology, Inc.(a)	6,100	915,732
Allergan PLC	29,806	7,245,541
AmerisourceBergen Corp.	15,134	1,430,617
Amgen, Inc.	64,454	11,100,912
Anthem, Inc.	22,919	4,311,751
Baxter International, Inc.	43,279	2,620,111
Becton Dickinson and Co.	19,636	3,831,180
Biogen, Inc.(a)	18,884	5,124,362
Boston Scientific Corp.(a)	119,657	3,316,892
Bristol-Myers Squibb Co.	146,604	8,168,775
C.R. Bard, Inc.	6,235	1,970,946
Cardinal Health, Inc.	28,133	2,192,123
Celgene Corp.(a)	68,171	8,853,368
Centene Corp.(a)	16,200	1,294,056
Cerner Corp.(a)	25,837	1,717,385
Cigna Corp.	22,585	3,780,503
Cooper Cos., Inc.	4,600	1,101,332
Danaher Corp.	52,794	4,455,286
DaVita, Inc.(a)	15,028	973,213
DENTSPLY SIRONA, Inc.	18,834	1,221,197
Edwards Lifesciences Corp.(a)	18,810	2,224,094
Eli Lilly & Co.	86,518	7,120,431
Envision Healthcare Corp.(a)	11,174	700,275
Express Scripts Holding Co.(a)	50,967	3,253,733
Gilead Sciences, Inc.	116,252	8,228,317
HCA Healthcare, Inc.(a)	25,700	2,241,040
Henry Schein, Inc.(a)	6,600	1,207,932
Hologic, Inc.(a)	26,400	1,198,032
Humana, Inc.	12,390	2,981,282
IDEXX Laboratories, Inc.(a)	8,100	1,307,502
Illumina, Inc.(a)	13,000	2,255,760
Incyte Corp.(a)	14,300	1,800,513
Intuitive Surgical, Inc.(a)	3,148	2,944,545
Johnson & Johnson	237,008	31,353,788
Laboratory Corp. of America Holdings(a)	8,375	1,290,922
Mallinckrodt PLC(a)	10,100	452,581
McKesson Corp.	18,524	3,047,939
Medtronic PLC	119,793	10,631,629
Merck & Co., Inc.	239,972	15,379,805
Mettler-Toledo International, Inc.(a)	2,400	1,412,496
Mylan NV(a)	39,202	1,521,822
Patterson Cos., Inc.	7,935	372,548
PerkinElmer, Inc.	10,386	707,702
Perrigo Co. PLC	13,586	1,026,015
Pfizer, Inc.	523,933	17,598,909
Quest Diagnostics, Inc.	11,242	1,249,661
Regeneron Pharmaceuticals, Inc.(a)	6,542	3,213,038
Stryker Corp.	27,294	3,787,861
Thermo Fisher Scientific, Inc.	34,712	6,056,203
UnitedHealth Group, Inc.	84,574	15,681,711
Universal Health Services, Inc. Class B	8,500	1,037,680
Varian Medical Systems, Inc.(a)	8,829	911,064
Vertex Pharmaceuticals, Inc.(a)	21,252	2,738,745
Waters Corp.(a)	6,550	1,204,152
Zimmer Biomet Holdings, Inc.	17,025	2,186,010
Zoetis, Inc.	42,920	2,677,350

		264,847,301

Industrials – 10.0%
3M Co.	52,329	10,894,375
Acuity Brands, Inc.	4,200	853,776
Alaska Air Group, Inc.	11,700	1,050,192
Allegion PLC	9,096	737,868
American Airlines Group, Inc.	44,700	2,249,304
AMETEK, Inc.	18,799	1,138,655
Arconic, Inc.	41,686	944,188
Boeing Co.	49,064	9,702,406
C.H. Robinson Worldwide, Inc.	13,479	925,738
Caterpillar, Inc.	51,124	5,493,785
Cintas Corp.	8,166	1,029,243
CSX Corp.	81,355	4,438,729
Cummins, Inc.	13,014	2,111,131
Deere & Co.	25,683	3,174,162
Delta Air Lines, Inc.	64,034	3,441,187
Dover Corp.	14,750	1,183,245
Eaton Corp. PLC	39,425	3,068,448
Emerson Electric Co.	56,679	3,379,202
Equifax, Inc.	9,988	1,372,551
Expeditors International of Washington, Inc.	17,176	970,100
Fastenal Co.	27,458	1,195,247
FedEx Corp.	21,250	4,618,262
Flowserve Corp.	12,345	573,178
Fluor Corp.	13,204	604,479
Fortive Corp.	27,597	1,748,270
Fortune Brands Home & Security, Inc.	14,700	959,028
General Dynamics Corp.	25,072	4,966,763
General Electric Co.	765,188	20,667,728
Honeywell International, Inc.	66,578	8,874,182
IHS Markit, Ltd.(a)	29,200	1,285,968
Illinois Tool Works, Inc.	26,800	3,839,100
Ingersoll-Rand PLC	21,584	1,972,562
Jacobs Engineering Group, Inc.	11,443	622,385

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
JB Hunt Transport Services, Inc.	8,300	$758,454
Johnson Controls International PLC	82,508	3,577,547
Kansas City Southern	8,496	889,106
L3 Technologies, Inc.	7,338	1,226,033
Lockheed Martin Corp.	22,071	6,127,130
Masco Corp.	29,384	1,122,763
Nielsen Holdings PLC	27,325	1,056,384
Norfolk Southern Corp.	25,987	3,162,618
Northrop Grumman Corp.	15,725	4,036,765
PACCAR, Inc.	31,239	2,063,024
Parker-Hannifin Corp.	12,189	1,948,046
Pentair PLC	15,904	1,058,252
Quanta Services, Inc.(a)	14,407	474,278
Raytheon Co.	25,646	4,141,316
Republic Services, Inc.	18,889	1,203,796
Robert Half International, Inc.	12,266	587,909
Rockwell Automation, Inc.	11,826	1,915,339
Rockwell Collins, Inc.	14,831	1,558,441
Roper Technologies, Inc.	9,365	2,168,278
Snap-on, Inc.	5,540	875,320
Southwest Airlines Co.	53,959	3,353,012
Stanley Black & Decker, Inc.	12,957	1,823,439
Stericycle, Inc.(a)	8,096	617,887
Textron, Inc.	21,633	1,018,914
TransDigm Group, Inc.	4,100	1,102,367
Union Pacific Corp.	71,898	7,830,411
United Continental Holdings, Inc.(a)	23,700	1,783,425
United Parcel Service, Inc. Class B	61,391	6,789,231
United Rentals, Inc.(a)	8,000	901,680
United Technologies Corp.	66,351	8,102,121
Verisk Analytics, Inc.(a)	12,500	1,054,625
W.W. Grainger, Inc.	5,157	930,993
Waste Management, Inc.	36,135	2,650,502
Xylem, Inc.	17,058	945,525

		188,940,368

Information Technology – 21.6%
Accenture PLC Class A	55,118	6,816,994
Activision Blizzard, Inc.	60,900	3,506,013
Adobe Systems, Inc.(a)	44,144	6,243,727
Advanced Micro Devices, Inc.(a)	66,400	828,672
Akamai Technologies, Inc.(a)	16,490	821,367
Alliance Data Systems Corp.	4,896	1,256,754
Alphabet, Inc. Class A(a)	26,167	24,326,937
Alphabet, Inc. Class C(a)	26,187	23,796,913
Amphenol Corp. Class A	27,320	2,016,762
Analog Devices, Inc.	32,552	2,532,546
ANSYS, Inc.(a)	6,900	839,592
Apple, Inc.	459,424	66,166,244
Applied Materials, Inc.	94,554	3,906,026
Autodesk, Inc.(a)	17,906	1,805,283
Automatic Data Processing, Inc.	38,552	3,950,038
Broadcom, Ltd.	34,991	8,154,653
CA, Inc.	29,740	1,025,138
Cars.com, Inc.(a)	1	27
Cisco Systems, Inc.	438,390	13,721,607
Citrix Systems, Inc.(a)	12,189	970,001
Cognizant Technology Solutions Corp. Class A	50,641	3,362,562
Corning, Inc.	82,626	2,482,911
CSRA, Inc.	13,812	438,531
DXC Technology Co.	25,838	1,982,291
eBay, Inc.(a)	90,545	3,161,831
Electronic Arts, Inc.(a)	26,979	2,852,220
F5 Networks, Inc.(a)	6,241	792,981
Facebook, Inc. Class A(a)	207,993	31,402,783
Fidelity National Information Services, Inc.	29,291	2,501,451
Fiserv, Inc.(a)	19,062	2,332,045
FLIR Systems, Inc.	12,961	449,228
Gartner, Inc.(a)	8,200	1,012,782
Global Payments, Inc.	12,476	1,126,832
Harris Corp.	9,902	1,080,110
Hewlett Packard Enterprise Co.	149,453	2,479,425
HP, Inc.	151,253	2,643,902
Intel Corp.	412,836	13,929,087
International Business Machines Corp.	74,895	11,521,098
Intuit, Inc.	21,737	2,886,891
Juniper Networks, Inc.	36,149	1,007,834
KLA-Tencor Corp.	12,832	1,174,256
Lam Research Corp.	13,577	1,920,195
Mastercard, Inc. Class A	82,051	9,965,094
Microchip Technology, Inc.	19,083	1,472,826
Micron Technology, Inc.(a)	92,434	2,760,079
Microsoft Corp.	679,958	46,869,505
Motorola Solutions, Inc.	13,372	1,159,887
NetApp, Inc.	21,614	865,641
NVIDIA Corp.	51,844	7,494,569
Oracle Corp.	263,235	13,198,603
Paychex, Inc.	28,207	1,606,107
PayPal Holdings, Inc.(a)	98,745	5,299,644
Qorvo, Inc.(a)	12,100	766,172
QUALCOMM, Inc.	131,426	7,257,344
Red Hat, Inc.(a)	16,370	1,567,428
salesforce.com, Inc.(a)	57,995	5,022,367
Seagate Technology PLC	28,024	1,085,930
Skyworks Solutions, Inc.	16,900	1,621,555
Symantec Corp.	50,460	1,425,495
Synopsys, Inc.(a)	12,000	875,160
TE Connectivity, Ltd.	31,651	2,490,301
Texas Instruments, Inc.	86,693	6,669,293
Total System Services, Inc.	15,676	913,127
VeriSign, Inc.(a)	8,601	799,549
Visa, Inc. Class A	161,960	15,188,609
Western Digital Corp.	26,353	2,334,876
Western Union Co.	46,045	877,157
Xerox Corp.	20,227	581,122
Xilinx, Inc.	22,860	1,470,355

		406,864,335

Materials – 2.8%
Air Products & Chemicals, Inc.	19,002	2,718,426
Albemarle Corp.	8,900	939,306

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Alcoa Corp.	1	$33
Avery Dennison Corp.	8,470	748,494
Ball Corp.	28,732	1,212,778
CF Industries Holdings, Inc.	22,120	618,475
Dow Chemical Co.	99,738	6,290,476
E.I. du Pont de Nemours & Co.	76,918	6,208,052
Eastman Chemical Co.	11,736	985,706
Ecolab, Inc.	23,501	3,119,758
FMC Corp.	12,678	926,128
Freeport-McMoRan, Inc.(a)	117,040	1,405,650
International Flavors & Fragrances, Inc.	7,551	1,019,385
International Paper Co.	37,703	2,134,367
LyondellBasell Industries NV Class A	29,448	2,485,117
Martin Marietta Materials, Inc.	5,745	1,278,722
Monsanto Co.	37,961	4,493,064
Mosaic Co.	33,284	759,874
Newmont Mining Corp.	45,233	1,465,097
Nucor Corp.	27,148	1,571,055
PPG Industries, Inc.	22,954	2,524,022
Praxair, Inc.	25,011	3,315,208
Sealed Air Corp.	18,323	820,137
Sherwin-Williams Co.	7,209	2,530,070
Vulcan Materials Co.	10,971	1,389,806
WestRock Co.	20,536	1,163,570

		52,122,776

Real Estate – 2.8%
Alexandria Real Estate Equities, Inc. REIT	7,600	915,572
American Tower Corp. REIT	37,518	4,964,382
Apartment Investment & Management Co. Class A REIT	14,887	639,694
AvalonBay Communities, Inc. REIT	12,269	2,357,734
Boston Properties, Inc. REIT	14,146	1,740,241
CBRE Group, Inc. Class A(a)	28,467	1,036,199
Crown Castle International Corp. REIT	31,658	3,171,498
Digital Realty Trust, Inc. REIT	13,600	1,536,120
Equinix, Inc. REIT	6,643	2,850,910
Equity Residential REIT	33,619	2,213,139
Essex Property Trust, Inc. REIT	5,545	1,426,562
Extra Space Storage, Inc. REIT	12,000	936,000
Federal Realty Investment Trust REIT	6,800	859,452
GGP, Inc. REIT	47,558	1,120,466
HCP, Inc. REIT	38,523	1,231,195
Host Hotels & Resorts, Inc. REIT	60,462	1,104,641
Iron Mountain, Inc. REIT	23,281	799,935
Kimco Realty Corp. REIT	40,353	740,478
Macerich Co. REIT	11,455	665,077
Mid-America Apartment Communities, Inc. REIT	10,800	1,138,104
Prologis, Inc. REIT	47,152	2,764,993
Public Storage REIT	13,035	2,718,189
Realty Income Corp. REIT	23,800	1,313,284
Regency Centers Corp. REIT	12,500	783,000
Simon Property Group, Inc. REIT	26,980	4,364,285
SL Green Realty Corp. REIT	9,600	1,015,680
UDR, Inc. REIT	25,400	989,838
Ventas, Inc. REIT	32,497	2,257,892
Vornado Realty Trust REIT	14,268	1,339,765
Welltower, Inc. REIT	32,319	2,419,077
Weyerhaeuser Co. REIT	66,687	2,234,014

		53,647,416

Telecommunication Services – 2.1%
AT&T, Inc.	540,087	20,377,482
CenturyLink, Inc.	44,692	1,067,245
Level 3 Communications, Inc.(a)	24,700	1,464,710
Verizon Communications, Inc.	357,915	15,984,484

		38,893,921

Utilities – 3.1%
AES Corp.	62,636	695,886
Alliant Energy Corp.	21,600	867,672
Ameren Corp.	19,804	1,082,685
American Electric Power Co., Inc.	44,009	3,057,305
American Water Works Co., Inc.	14,600	1,138,070
CenterPoint Energy, Inc.	40,876	1,119,185
CMS Energy Corp.	22,755	1,052,419
Consolidated Edison, Inc.	27,152	2,194,425
Dominion Energy, Inc.	54,294	4,160,549
DTE Energy Co.	16,445	1,739,717
Duke Energy Corp.	61,892	5,173,552
Edison International	29,014	2,268,605
Entergy Corp.	14,698	1,128,365
Eversource Energy	29,017	1,761,622
Exelon Corp.	82,984	2,993,233
FirstEnergy Corp.	40,393	1,177,860
NextEra Energy, Inc.	41,564	5,824,363
NiSource, Inc.	30,704	778,653
NRG Energy, Inc.	30,002	516,634
PG&E Corp.	45,414	3,014,127
Pinnacle West Capital Corp.	10,604	903,037
PPL Corp.	60,519	2,339,665
Public Service Enterprise Group, Inc.	46,388	1,995,148
SCANA Corp.	13,599	911,269
Sempra Energy	22,362	2,521,315
Southern Co.	85,959	4,115,717
WEC Energy Group, Inc.	28,882	1,772,777
Xcel Energy, Inc.	45,051	2,066,940

		58,370,795

TOTAL COMMON STOCKS (Cost $1,443,509,442)		1,832,778,172

See accompanying notes to financial statements.

17

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS – 0.6%
MONEY MARKET FUNDS – 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(d)(e)	10,610,144	$10,610,144
State Street Navigator Securities Lending Government Money Market Portfolio(d)(f)	332,209	332,209

		10,942,353

TOTAL SHORT-TERM INVESTMENTS (Cost $10,942,353)		10,942,353

TOTAL INVESTMENTS – 97.8% (Cost $1,454,451,795)		1,843,720,525
Other Assets in Excess of Liabilities – 2.2%		41,269,309

NET ASSETS – 100.0%		$1,884,989,834

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at June 30, 2017.

(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

(f)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$225,633,657	$–	$–	$225,633,657
Consumer Staples	165,909,906	–	–	165,909,906
Energy	111,226,051	–	–	111,226,051
Financials	266,321,646	–	–	266,321,646
Health Care	264,847,301	–	–	264,847,301
Industrials	188,940,368	–	–	188,940,368
Information Technology	406,864,335	–	–	406,864,335
Materials	52,122,776	–	–	52,122,776
Real Estate	53,647,416	–	–	53,647,416
Telecommunication Services	38,893,921	–	–	38,893,921
Utilities	58,370,795	–	–	58,370,795
Short-Term Investments	10,942,353	–	–	10,942,353

Total Investments	$1,843,720,525	$–	$–	$1,843,720,525

Liabilities:
Other Financial Instruments:
Futures Contracts (a)	$(195,951)	$–	$–	$(195,951)

Total Investments and Other Financial Instruments	$1,843,524,574	$–	$–	$1,843,524,574

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index (long)	09/15/2017	422	$51,080,990	$(195,951)

During the period ended June 30, 2017, average notional value related to futures contracts was $50,642,554 or 3% of net assets.

See accompanying notes to financial statements.

18

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
State Street Corp.	23,278	$1,809,166	11,200	2,400	32,078	$2,878,359	$24,379	$57,650
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	192,887,338	182,277,196	10,610,144	10,610,144	52,853	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,381,182	30,381,182	487,234,351	517,615,533	–	–	101,342	–
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	2,432,599	2,100,390	332,209	332,209	3,074	–

TOTAL		$32,190,348				$13,820,712	$181,648	$57,650

See accompanying notes to financial statements.

19

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in unaffiliated issuers, at value* (Note 2)	$1,829,899,813
Investments in affiliated issuers, at value (Note 2)	13,820,712

Total Investments	1,843,720,525
Cash at broker	1,772,400
Receivable from broker – variation margin on open futures contracts	103,410
Receivable for investments sold	37,515,980
Receivable for fund shares sold	4,953,559
Dividends receivable – unaffiliated issuers (Note 2)	1,879,388
Dividends receivable – affiliated issuers (Note 2)	31,437
Securities lending income receivable – affiliated issuers (Notes 4 and 8)	4,163
Receivable from Adviser (Note 4)	1,520
Receivable for foreign taxes recoverable	1,116

Total assets	1,889,983,498

Liabilities
Due to custodian (Note 4)	245
Payable upon return of securities loaned	332,209
Payable for investments purchased	703,985
Payable for fund shares repurchased	3,768,646
Custodian fees payable (Note 4)	105,667
Trustees’ fees and expenses payable (Note 5)	15,039
Professional fees payable	64,121
Printing and postage fees payable	3,752

Total liabilities	4,993,664

Net Assets	$1,884,989,834

Net Assets Consist of:
Paid-in Capital	$1,430,609,248
Undistributed (distribution in excess of) net investment income (loss)	18,838,872
Accumulated net realized gain (loss) on investments and futures contracts	46,467,935
Net unrealized appreciation (depreciation) on:
Investments	389,268,730
Futures contracts	(194,951)

Net Assets	$1,884,989,834

Net Asset Value Per Share
Net asset value per share	$12.36

Shares of beneficial interest (unlimited amount authorized, no par value)	152,458,841

Cost of Investments:
Investments in unaffiliated issuers	$1,441,592,495
Investments in affiliated issuers	12,859,300

Total cost of investments	$1,454,451,795

* Includes investments in securities on loan, at value	$15,660,569

See accompanying notes to financial statements.

20

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$3,074
Dividend income – unaffiliated issuers (Note 2)	18,894,455
Dividend income – affiliated issuers (Note 2)	178,574
Affiliated securities lending income – net (Notes 4 and 8)	7,148

Total investment income (loss)	19,083,251

Expenses
Administration and custody fees (Note 4)	110,730
Trustees’ fees and expenses (Note 5)	46,736
Registration and filing fees	6,040
Professional fees	59,665
Printing and postage fees	5,282
Insurance expense	2,192
Miscellaneous expenses	15,254

Total expenses	245,899
Expenses waived/reimbursed by the Adviser (Note 4)	(1,520)

Net expenses	244,379

Net Investment Income (Loss)	18,838,872

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	42,273,385
Investments – affiliated issuers	57,650
Futures contracts	3,953,980

Net realized gain (loss)	46,285,015

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers	95,702,712
Investments – affiliated issuers	293,269
Futures contracts	94,070

Net change in unrealized appreciation/depreciation	96,090,051

Net realized and unrealized gain (loss)	142,375,066

Net Increase (Decrease) in Net Assets from Operations	$161,213,938

See accompanying notes to financial statements.

21

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$18,838,872	$19,097,077
Net realized gain (loss)	46,285,015	8,694,706
Net change in unrealized appreciation/depreciation	96,090,051	77,846,081

Net increase (decrease) in net assets resulting from operations	161,213,938	105,637,864

Distributions to Shareholders from:
Net investment income	–	(19,477,482)
Net realized gains	–	(8,517,345)

Total distributions to shareholders	–	(27,994,827)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	832,477,631	690,372,400
Reinvestment of distributions	–	27,994,827
Cost of shares redeemed	(336,146,010)	(109,900,950)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	496,331,621	608,466,277

Net Increase (Decrease) in Net Assets During the Period	657,545,559	686,109,314

Net Assets at Beginning of Period	1,227,444,275	541,334,961

Net Assets at End of Period	$1,884,989,834	$1,227,444,275

Undistributed (distribution in excess of) net investment income (loss)	$18,838,872	$–

Shares of Beneficial Interest:
Shares sold	71,722,175	63,557,261
Reinvestment of distributions	–	2,455,687
Shares redeemed	(27,743,281)	(9,970,413)

Net increase (decrease)	43,978,894	56,042,535

See accompanying notes to financial statements.

22

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 8/11/14* - 12/31/14
Net asset value, beginning of period	$11.31		$10.32	$10.55	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.12		0.23	0.22	0.08
Net realized and unrealized gain (loss)	0.93		1.02	(0.09)	0.63

Total from investment operations	1.05		1.25	0.13	0.71

Distributions to Shareholders from:
Net investment income	–		(0.18)	(0.20)	(0.08)
Net realized gains	–		(0.08)	(0.16)	(0.08)

Total distributions	–		(0.26)	(0.36)	(0.16)

Net asset value, end of period	$12.36		$11.31	$10.32	$10.55

Total return(b)	9.19%		12.18%	1.29%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,884,990		$1,227,444	$541,335	$426,710
Ratios to average net assets:
Total expenses	0.03	%(c)	0.04%	0.04%	0.04	%(c)
Net expenses	0.03	%(c)	0.03%	0.03%	0.03	%(c)
Net investment income (loss)	2.01	%(c)	2.15%	2.05%	2.06	%(c)
Portfolio turnover rate	16	%(d)	5%	5%	4	%(d)(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

(e)	Portfolio turnover rate excludes in-kind security transactions.

See accompanying notes to financial statements.

23

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:

Fund	Classes	Commencement of Operations	Diversification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified

The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the master portfolio shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2017
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	36.99%

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

24

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

25

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Managment, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio

26

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the Portfolio entered into futures contracts for cash equitization, for return enhancement and to facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts(a)	$–	$–	$–	$(194,951)	$–	$(194,951)

(a)	Unrealized depreciation on open futures contracts. The Statement of Assets and Liabilities only reflect the current day’s net variation margin.

27

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$–	$–	$–	$3,953,980	$–	$3,953,980

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$–	$–	$–	$94,070	$–	$94,070

4.	Fees and Transactions with Affiliates

Advisory Fee

The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency, and administration expenses) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board.

SSGA FM is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.

For the period ended June 30, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.

28

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Administrator, Sub-Administrator, Custodian, and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its administration services, the Portfolio pays SSGA FM an annual fee. The fees are accrued daily and paid monthly. SSGA FM pays State Street for its services as custodian, sub-administrator and transfer agent to the Portfolio.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution and Shareholder Servicing Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Other Transactions with Affiliates – Securities Lending

State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.

29

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

Due to Custodian

In certain circumstances, the Portfolio may have a cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio. The State Street Equity 500 Index II Portfolio had a cash overdraft related to expense payments and dividend adjustments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2017, were as follows:

	Purchases	Sales
State Street Equity 500 Index II Portfolio	$765,534,143	$279,511,605

7.	Income Tax Information

The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016 SSGA FM has analyzed the Fund and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

30

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$1,457,331,201	$402,474,642	$16,085,318	$386,389,324

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$15,660,569	$332,209	$15,662,225	$15,994,434

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

31

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2017:

State Street Equity 500 Index II Portfolio

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$332,209	$–	$–	$–	$332,209
Total Borrowings	$332,209	$–	$–	$–	$332,209
Gross amount of recognized liabilities for securities lending transactions.					$332,209

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2017.

10.	Risks

Concentration of Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio and the Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio and the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

32

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

11.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and Portfolio and concluded that it will be limited to additional disclosures.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

33

State Street Institutional Investment Trust

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund/Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees to the extent applicable, distribution (12b-1) and or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s/Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s/Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s/Portfolio’s costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.18%	$1,090.80	$0.93	$1,023.90	$0.90
Service Shares	0.28%	$1,090.40	$1.45	$1,023.40	$1.40
Class R Shares	0.63%	$1,088.80	$3.26	$1,021.70	$3.16
Class A Shares	0.48%	$1,089.80	$2.49	$1,022.40	$2.41
Class I Shares	0.23%	$1,090.20	$1.19	$1,023.70	$1.15
Class K Shares	0.03%	$1,091.90	$0.16	$1,024.60	$0.15
State Street Equity 500 Index II Portfolio	0.03%	$1,091.90	$0.16	$1,024.60	$0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

(b)	Because the Fund invest all of its assets in its respective Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invest.

34

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund and Portfolio file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.

35

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:

•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]	Over the course of many years overseeing the Fund, the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

36

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio, and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

37

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plan and arrangement under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio, and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.

38

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2017, for an additional year with respect to the Fund and Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s and Portfolio’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. The Board

39

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

considered the Portfolio’s performance by evaluating the performance of the Fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund and Portfolio:

State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:

State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund and Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and

40

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s or Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to each of the Fund and the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio, and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and the fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

41

Trustees

Michael F. Holland

William L. Marshall

Michael A. Jessee

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator of the Fund and Portfolio, Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Fund

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITEQTY500SAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Aggregate Bond Index Fund

State Street Global Equity ex-U.S. Index Fund

State Street Small/Mid Cap Equity Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
Assets
Investment in corresponding Portfolio, at value (Note 1)*	$103,171,597	$455,893,099	$15,871,171
Receivable for fund shares sold	41,908	208,972,488	37,263
Dividends receivable – unaffiliated issuers (Note 2)	213,851	–	–
Receivable from Advisor (Note 5)	35,053	40,615	22,652
Prepaid expenses and other assets	–	2,550	–

Total assets	103,462,409	664,908,752	15,931,086

Liabilities
Due to custodian (Note 5)	2,084	2,082	7,106
Payable for investments purchased	255,759	208,952,442	37,263
Payable for fund shares repurchased	–	20,047	–
Advisory fee payable (Note 5)	2,553	12,178	388
Custodian fees payable (Note 5)	8,159	8,208	8,005
Administration fees payable (Note 5)	5,289	11,103	653
Distribution fees payable (Note 5)	20	379	34
Accrued Trustees’ fees and expenses (Note 6)	–	–	268
Transfer agent fees payable	12,388	12,570	9,791
Sub-transfer agent fee payable (Note 5)	829	–	–
Registration and filing fees payable	–	–	303
Professional fees payable	21,104	21,101	31,367

Total liabilities	308,185	209,040,110	95,178

Net Assets	$103,154,224	$455,868,642	$15,835,908

Net Assets Consist of:
Paid-in Capital	$103,651,490	$429,651,476	$13,950,496
Undistributed (distribution in excess of) net investment income (loss)	208,691	(86,236)	(2,653)
Accumulated net realized gain (loss) on investments and foreign currency transactions	122,818	(3,974,717)	606,891
Net unrealized appreciation (depreciation) on:
Investments	(828,775)	30,278,119	1,281,174

Net Assets	$103,154,224	$455,868,642	$15,835,908

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
Class A
Net assets	$97,211	$1,849,156	$164,727
Shares outstanding	9,859	185,907	14,406

Net asset value, offering and redemption price per share	$9.86	$9.95	$11.43

Maximum sales charge	3.75%	4.50%	4.50%
Maximum offering price per share	$10.24	$10.42	$11.97

Class I
Net assets	$12,895,236	$1,177,105	$982,976
Shares outstanding	1,305,292	118,181	85,880

Net asset value, offering and redemption price per share	$9.88	$9.96	$11.45

Class K
Net assets	$90,161,777	$452,842,381	$14,688,205
Shares outstanding	9,133,332	45,426,713	1,282,876

Net asset value, offering and redemption price per share	$9.87	$9.97	$11.45

Cost of Investments:
* Investment in corresponding Portfolio, at cost (Note 1)	$104,000,372	$425,614,980	$14,589,997

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
Investment Income
Interest income	$466	$468	$–
Dividend income from corresponding Portfolio (Note 2)	1,126,099	–	–

Total investment income (loss)	1,126,565	468	–

Expenses
Advisory fees (Note 5)	14,535	70,424	2,575
Administration fees (Note 5)	27,733	63,155	8,631
Distribution fees (Note 5)
Class A	161	2,138	171
Custodian fees (Note 5)	6,841	6,863	6,854
Trustees’ fees and expenses (Note 6)	16,302	16,307	16,564
Transfer agent fees (Note 5)	15,300	15,613	13,559
Sub-transfer agent fee (Note 5)
Class A	90	1,875	12
Class I	–	594	415
Registration and filing fees	34,257	35,222	27,721
Professional fees	18,537	18,537	18,466
Printing and postage fees	7,631	4,297	6,938
Insurance expense	199	295	14

Total expenses	141,586	235,320	101,920
Expenses waived/reimbursed by the Adviser (Note 5)	(112,277)	(148,616)	(97,020)

Net expenses	29,309	86,704	4,900

Net Investment Income (Loss)	1,097,256	(86,236)	(4,900)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment in corresponding Portfolio	(9,167)	(988,499)	570,869

Net change in unrealized appreciation/depreciation on:
Investment in corresponding Portfolio	985,538	31,931,702	524,537

Net realized and unrealized gain (loss)	976,371	30,943,203	1,095,406

Net Increase (Decrease) in Net Assets from Operations	$2,073,627	$30,856,967	$1,090,506

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,097,256	$1,277,712	$(86,236)	$2,975,353
Net realized gain (loss)	(9,167)	197,087	(988,499)	(2,955,156)
Net change in unrealized appreciation/depreciation	985,538	(741,648)	31,931,702	6,185,977

Net increase (decrease) in net assets resulting from operations	2,073,627	733,151	30,856,967	6,206,174

Distributions to Shareholders from:
Net investment income
Class A	(959)	(3,618)	–	(19,511)
Class I	(115,852)	(99,762)	–	(5,566)
Class K	(771,754)	(1,273,579)	–	(2,954,328)

Total distributions from net investment income	(888,565)	(1,376,959)	–	(2,979,405)

Net realized gain on investments
Class A	–	(143)	–	–
Class I	–	(8,369)	–	–
Class K	–	(51,264)	–	–

Total distributions from net realized gain on investments	–	(59,776)	–	–

Total distributions to shareholders	(888,565)	(1,436,735)	–	(2,979,405)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	34,897	25,519	166,050	1,529,865
Reinvestment of distributions	567	2,814	–	18,958
Shares redeemed	(150,629)	–	(99,681)	(3,212)

Net increase (decrease) from capital share transactions	(115,165)	28,333	66,369	1,545,611

Class I
Shares sold	1,075,205	8,726,563	558,654	461,922
Reinvestment of distributions	33,148	84,817	–	4,904
Shares redeemed	(739,937)	(1,036,767)	–	(43,088)

Net increase (decrease) from capital share transactions	368,416	7,774,613	558,654	423,738

Class K
Shares sold	12,936,337	34,423,585	215,566,185	179,462,524
Reinvestment of distributions	755,054	1,313,224	–	2,954,328
Shares redeemed	(985,804)	(8,159,404)	(15,540,640)	(20,555,137)

Net increase (decrease) from capital share transactions	12,705,587	27,577,405	200,025,545	161,861,715

Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,958,838	35,380,351	200,650,568	163,831,064

Net Increase (Decrease) in Net Assets During the Period	14,143,900	34,676,767	231,507,535	167,057,833

Net Assets at Beginning of Period	89,010,324	54,333,557	224,361,107	57,303,274

Net Assets at End of Period	$103,154,224	$89,010,324	$455,868,642	$224,361,107

Undistributed (distribution in excess of) net investment income (loss)	$208,691	$–	$(86,236)	$–

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	3,558	2,536	17,802	172,029
Reinvestment of distributions	58	282	–	2,189
Shares redeemed	(15,444)	–	(10,748)	(365)

Net increase (decrease) from share transactions	(11,828)	2,818	7,054	173,853

Class I
Shares sold	109,469	899,938	60,852	56,831
Reinvestment of distributions	3,377	8,500	–	567
Shares redeemed	(74,914)	(103,787)	–	(5,069)

Net increase (decrease) from share transactions	37,932	804,651	60,852	52,329

Class K
Shares sold	1,321,295	3,420,492	21,657,161	20,681,990
Reinvestment of distributions	76,978	131,785	–	341,541
Shares redeemed	(100,846)	(813,019)	(1,663,144)	(2,360,232)

Net increase (decrease) from share transactions	1,297,427	2,739,258	19,994,017	18,663,299

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,900)	$109,227
Net realized gain (loss)	570,869	95,812
Net change in unrealized appreciation/depreciation	524,537	1,057,970

Net increase (decrease) in net assets resulting from operations	1,090,506	1,263,009

Distributions to Shareholders from:
Net investment income
Class A	–	(1,186)
Class I	–	(2,663)
Class K	–	(163,533)

Total distributions from net investment income	–	(167,382)

Net realized gain on investments
Class A	–	(5)
Class I	–	(10)
Class K	–	(591)

Total distributions from net realized gain on investments	–	(606)

Total distributions to shareholders	–	(167,988)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	55,945	2,000
Reinvestment of distributions	–	23
Shares redeemed	(14,849)	–

Net increase (decrease) from capital share transactions	41,096	2,023

Class I
Shares sold	651,856	179,144
Reinvestment of distributions	–	1,219
Shares redeemed	(17,183)	–

Net increase (decrease) from capital share transactions	634,673	180,363

Class K
Shares sold	5,285,621	9,280,415
Reinvestment of distributions	–	164,124
Shares redeemed	(5,725,405)	(337,475)

Net increase (decrease) from capital share transactions	(439,784)	9,107,064

Net Increase (Decrease) in Net Assets from Capital Share Transactions	235,985	9,289,450

Net increase (Decrease) in Net Assets During the Period	1,326,491	10,384,471

Net Assets at Beginning of Period	14,509,417	4,124,946

Net Assets at End of Period	$15,835,908	$14,509,417

Undistributed (distribution in excess of) net investment income (loss)	$(2,653)	$2,247

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Shares of Beneficial Interest:
Class A
Shares sold	5,078	202
Reinvestment of distributions	–	2
Shares redeemed	(1,347)	–

Net increase (decrease) from share transactions	3,731	204

Class I
Shares sold	59,545	17,279
Reinvestment of distributions	–	113
Shares redeemed	(1,528)	–

Net increase (decrease) from share transactions	58,017	17,392

Class K
Shares sold	478,243	916,650
Reinvestment of distributions	–	15,239
Shares redeemed	(516,672)	(33,261)

Net increase (decrease) from share transactions	(38,429)	898,628

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.75		$9.75	$10.14		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.08		0.16	0.21		0.02
Net realized and unrealized gain (loss)	0.11		0.03	(0.18)		0.16

Total from investment operations	0.19		0.19	0.03		0.18

Distributions to Shareholders from:
Net investment income	(0.08)		(0.18)	(0.26)		(0.04)
Net realized gains	–		(0.01)	(0.14)		–
Return of capital	–		–	(0.02)		–

Total distributions	(0.08)		(0.19)	(0.42)		(0.04)

Net asset value, end of period	$9.86		$9.75	$9.75		$10.14

Total return(b)	2.04%		1.91%	0.35%		1.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$97		$211	$184		$51
Ratios to average net assets:
Total expenses(c)	0.67	%(d)	0.67%	0.66%		0.91	%(d)
Net expenses(c)	0.45	%(d)	0.40%	0.31%		0.52	%(d)
Net investment income (loss)	1.60	%(d)	1.65%	2.11%		0.58	%(d)
Portfolio turnover rate(e)	78	%(g)	190%	62	%(f)	16	%(f)(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Ratio does not include the expenses of the corresponding Portfolio.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.

(g)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.76		$9.74	$10.13		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.11		0.18	0.20		0.08
Net realized and unrealized gain (loss)	0.10		0.06	(0.14)		0.09

Total from investment operations	0.21		0.24	0.06		0.17

Distributions to Shareholders from:
Net investment income	(0.09)		(0.21)	(0.29)		(0.04)
Net realized gains	–		(0.01)	(0.14)		–
Return of capital	–		–	(0.02)		–

Total distributions	(0.09)		(0.22)	(0.45)		(0.04)

Net asset value, end of period	$9.88		$9.76	$9.74		$10.13

Total return(b)	2.15%		2.37%	0.60%		1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,895		$12,370	$4,508		$4,484
Ratios to average net assets:
Total expenses(c)	0.29	%(d)	0.33%	0.41%		0.88	%(d)
Net expenses(c)	0.06	%(d)	0.06%	0.06%		0.28	%(d)
Net investment income (loss)	2.24	%(d)	1.83%	1.95%		2.91	%(d)
Portfolio turnover rate(e)	78	%(g)	194%	62	%(f)	16	%(f)(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Ratio does not include the expenses of the corresponding Portfolio.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.

(g)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.75		$9.74	$10.14		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.11		0.20	0.20		0.04
Net realized and unrealized gain (loss)	0.10		0.03	(0.15)		0.15

Total from investment operations	0.21		0.23	0.05		0.19

Distributions to Shareholders from:
Net investment income	(0.09)		(0.21)	(0.29)		(0.05)
Net realized gains	–		(0.01)	(0.14)		–
Return of capital	–		–	(0.02)		–

Total distributions	(0.09)		(0.22)	(0.45)		(0.05)

Net asset value, end of period	$9.87		$9.75	$9.74		$10.14

Total return(b)	2.15%		2.27%	0.54%		1.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$90,162		$76,429	$49,641		$70,950
Ratios to average net assets:
Total expenses(c)	0.29	%(d)	0.33%	0.41%		0.50	%(d)
Net expenses(c)	0.06	%(d)	0.06%	0.06%		0.09	%(d)
Net investment income (loss)	2.27	%(d)	1.98%	1.88%		1.33	%(d)
Portfolio turnover rate(e)	78	%(g)	194%	62	%(f)	16	%(f)(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Ratio does not include the expenses of the corresponding Portfolio.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.

(g)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.74		$8.45	$9.17	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.01)		0.31	0.15	0.04
Net realized and unrealized gain (loss)	1.22		0.09	(0.71)	(0.83)

Total from investment operations	1.21		0.40	(0.56)	(0.79)

Distributions to Shareholders from:
Net investment income	–		(0.11)	(0.16)	(0.04)

Net asset value, end of period	$9.95		$8.74	$8.45	$9.17

Total return(b)	13.96%		4.75%	(6.17)%	(7.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,849		$1,564	$42	$46
Ratios to average net assets:
Total expenses(c)	0.67	%(d)	0.58%	0.70%	1.17	%(d)
Net expenses(c)	0.54	%(d)	0.42%	0.32%	0.60	%(d)
Net investment income (loss)	(0.32	)%(d)	3.51%	1.64%	1.55	%(d)
Portfolio turnover rate(e)	1	%(f)	8%	3%	0	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Ratio does not include the expenses of the corresponding Portfolio.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

(f)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.74		$8.45	$9.17	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	(0.01)		0.17	0.18	0.05
Net realized and unrealized gain (loss)	1.23		0.25	(0.72)	(0.83)

Total from investment operations	1.22		0.42	(0.54)	(0.78)

Distributions to Shareholders from:
Net investment income	–		(0.13)	(0.18)	(0.05)

Net asset value, end of period	$9.96		$8.74	$8.45	$9.17

Total return(b)	14.07%		5.02%	(5.94)%	(7.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,177		$501	$42	$46
Ratios to average net assets:
Total expenses(c)	0.33	%(d)	0.32%	0.45%	0.92	%(d)
Net expenses(c)	0.19	%(d)	0.16%	0.06%	0.35	%(d)
Net investment income (loss)	(0.19	)%(d)	2.01%	1.89%	1.81	%(d)
Portfolio turnover rate(e)	1	%(f)	8%	3%	0	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Ratio does not include the expenses of the corresponding Portfolio.

(d)	Annualized.

(e)	Portfolio turnover rate is from the corresponding Portfolio.

(f)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.74		$8.45	$9.17	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	(0.00	)(b)	0.20	0.24	0.05
Net realized and unrealized gain (loss)	1.23		0.22	(0.78)	(0.83)

Total from investment operations	1.23		0.42	(0.54)	(0.78)

Distributions to Shareholders from:
Net investment income	–		(0.13)	(0.18)	(0.05)

Net asset value, end of period	$9.97		$8.74	$8.45	$9.17

Total return(c)	14.07%		5.02%	(5.94)%	(7.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$452,842		$222,297	$57,219	$40,800
Ratios to average net assets:
Total expenses(d)	0.20	%(e)	0.23%	0.45%	0.73	%(e)
Net expenses(d)	0.07	%(e)	0.07%	0.06%	0.15	%(e)
Net investment income (loss)	(0.07	)%(e)	2.28%	2.59%	2.00	%(e)
Portfolio turnover rate(f)	1	%(f)	8%	3%	0	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Fund
	Class A
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$10.67		$9.30		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.02)		0.07		0.05
Net realized and unrealized gain (loss)	0.78		1.41		(0.69)

Total from investment operations	0.76		1.48		(0.64)

Distributions to Shareholders from:
Net investment income	–		(0.11)		(0.06)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.11)		(0.06)

Net asset value, end of period	$11.43		$10.67		$9.30

Total return(c)	7.12%		15.67%		(6.27)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$165		$114		$97
Ratios to average net assets:
Total expenses(d)	1.49	%(e)	2.48%		5.08	%(e)
Net expenses(d)	0.32	%(e)	0.30%		0.30	%(e)
Net investment income (loss)	(0.32	)%(e)	0.69%		2.55	%(e)
Portfolio turnover rate(f)	15	%(g)	21%		8	%(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

(g)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$10.67		$9.30		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	(0.01)		0.14		0.06
Net realized and unrealized gain (loss)	0.79		1.37		(0.70)

Total from investment operations	0.78		1.51		(0.64)

Distributions to Shareholders from:
Net investment income	–		(0.14)		(0.06)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.14)		(0.06)

Net asset value, end of period	$11.45		$10.67		$9.30

Total return(c)	7.31%		15.96%		(6.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$983		$297		$97
Ratios to average net assets:
Total expenses(d)	1.34	%(e)	2.22%		4.83	%(e)
Net expenses(d)	0.16	%(e)	0.05%		0.05	%(e)
Net investment income (loss)	(0.16	)%(e)	1.42%		2.80	%(e)
Portfolio turnover rate(f)	15	%(g)	21%		8	%(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

(g)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$10.67		$9.30		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	(0.00	)(b)	0.15		0.06
Net realized and unrealized gain (loss)	0.78		1.36		(0.70)

Total from investment operations	0.78		1.51		(0.64)

Distributions to Shareholders from:
Net investment income	–		(0.14)		(0.06)
Net realized gains	–		(0.00	)(b)	–

Total distributions	–		(0.14)		(0.06)

Net asset value, end of period	$11.45		$10.67		$9.30

Total return(c)	7.31%		16.21%		(6.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,688		$14,098		$3,930
Ratios to average net assets:
Total expenses(d)	1.18	%(e)	2.21%		4.71	%(e)
Net expenses(d)	0.05	%(e)	0.05%		0.05	%(e)
Net investment income (loss)	(0.05	)%(e)	1.51%		1.49	%(e)
Portfolio turnover rate(f)	15	%(g)	21%		8	%(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

(g)	Not annualized.

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
U.S. Treasury Obligations	35.5%
U.S. Government Agency Obligations	29.9
Corporate Bonds & Notes	26.7
Foreign Government Obligations	2.9
Short-Term Investment	2.4
Mortgage-Backed Securities	1.1
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.4
Other Assets in Excess of Liabilities	0.6
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Banks	6.1%
Oil & Gas	1.8
Electric	1.6
Telecommunications	1.4
Pharmaceuticals	1.3
Total	12.2%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – 26.7%
Advertising – 0.0%(a)
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$26,339
Omnicom Group, Inc. 3.60%, 4/15/2026	100,000	100,700
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,918

		152,957

Aerospace & Defense – 0.4%
Boeing Co.:
2.60%, 10/30/2025	35,000	34,458
3.38%, 6/15/2046	25,000	23,864
3.65%, 3/1/2047	100,000	99,891
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	52,164
General Dynamics Corp. 2.25%, 11/15/2022	25,000	24,800
Harris Corp. 3.83%, 4/27/2025	50,000	51,646
L3 Technologies, Inc.:
3.85%, 12/15/2026	50,000	51,375
4.95%, 2/15/2021	25,000	26,830
Lockheed Martin Corp.:
2.50%, 11/23/2020	100,000	101,375
3.55%, 1/15/2026	100,000	103,596
3.60%, 3/1/2035	50,000	49,347
4.70%, 5/15/2046	110,000	123,515
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	206,574
4.75%, 6/1/2043	25,000	28,144
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,894
4.20%, 12/15/2044	25,000	26,775
Rockwell Collins, Inc.:
2.80%, 3/15/2022	50,000	50,472
3.50%, 3/15/2027	36,000	36,516
4.35%, 4/15/2047	100,000	104,483
Textron, Inc. 4.00%, 3/15/2026	50,000	51,684
United Technologies Corp.:
1.95%, 11/1/2021	150,000	147,918
2.65%, 11/1/2026	50,000	48,577
4.50%, 6/1/2042	250,000	272,855
6.13%, 7/15/2038	50,000	65,534

		1,808,287

Agriculture – 0.2%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	152,214
4.00%, 1/31/2024	25,000	26,650
4.50%, 5/2/2043	25,000	26,597
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	50,000	51,757
Philip Morris International, Inc.:
1.63%, 2/21/2019	100,000	99,709
1.88%, 1/15/2019	50,000	50,069
2.13%, 5/10/2023	75,000	72,637
2.63%, 2/18/2022	25,000	25,179
2.75%, 2/25/2026	125,000	122,080
4.13%, 3/4/2043	25,000	25,261
4.50%, 3/26/2020	25,000	26,649
4.50%, 3/20/2042	50,000	53,126
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	53,046
5.70%, 8/15/2035	25,000	29,541
5.85%, 8/15/2045	175,000	214,210

		1,028,725

Airlines – 0.1%
American Airlines 2014-1 Class A Pass Through Trust Series A, 3.70%, 4/1/2028	21,446	21,968
Delta Air Lines, Inc.:
2.88%, 3/13/2020	100,000	101,126
3.63%, 3/15/2022	250,000	257,135
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,386
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	50,000	49,564

		455,179

Apparel – 0.0%(a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	47,412
3.88%, 11/1/2045	30,000	30,200

		77,612

Auto Manufacturers – 0.6%
American Honda Finance Corp.:
1.50%, 11/19/2018	50,000	49,839
Series MTN, 2.25%, 8/15/2019	25,000	25,215
Series MTN, 2.45%, 9/24/2020	75,000	75,994
Series MTN, 2.90%, 2/16/2024	50,000	50,643
Ford Motor Co.:
4.35%, 12/8/2026	100,000	102,900
4.75%, 1/15/2043	50,000	48,136
5.29%, 12/8/2046	100,000	102,565
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	150,000	149,571
2.68%, 1/9/2020	300,000	302,058
3.10%, 5/4/2023	100,000	98,719
3.34%, 3/18/2021	150,000	152,964
Series GMTN, 4.39%, 1/8/2026	100,000	103,049
General Motors Co.:
3.50%, 10/2/2018	25,000	25,431
6.60%, 4/1/2036	100,000	117,020
6.75%, 4/1/2046	25,000	29,591
General Motors Financial Co., Inc.:
2.40%, 5/9/2019	200,000	200,478
3.15%, 1/15/2020	35,000	35,574

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Auto Manufacturers – (continued)
3.20%, 7/13/2020	$25,000	$25,474
3.20%, 7/6/2021	100,000	101,004
3.45%, 1/14/2022	50,000	50,769
3.70%, 5/9/2023	100,000	101,590
4.00%, 1/15/2025	35,000	35,200
4.35%, 1/17/2027	35,000	35,429
5.25%, 3/1/2026	100,000	107,961
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	100,009
2.90%, 4/17/2024	50,000	50,306
Series GMTN, 1.90%, 4/8/2021	275,000	272,231
Series GMTN, 2.80%, 7/13/2022	25,000	25,407
Series MTN, 1.40%, 5/20/2019	75,000	74,515
Series MTN, 1.70%, 2/19/2019	25,000	25,006
Series MTN, 2.10%, 1/17/2019	50,000	50,311

		2,724,959

Auto Parts & Equipment – 0.0%(a)
Delphi Automotive PLC:
4.25%, 1/15/2026	25,000	26,477
4.40%, 10/1/2046	30,000	30,065
Lear Corp. 5.25%, 1/15/2025	20,000	21,081

		77,623

Banks – 6.1%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.30%, 6/1/2021	100,000	99,394
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,484
Bank of America Corp.:
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038(b)	100,000	103,953
5.70%, 1/24/2022	50,000	56,336
6.11%, 1/29/2037	75,000	91,740
Series GMTN, 2.63%, 4/19/2021	600,000	602,406
Series GMTN, 3.50%, 4/19/2026	130,000	130,447
Series L, 2.60%, 1/15/2019	50,000	50,456
Series L, 2.65%, 4/1/2019	300,000	303,324
Series L, 3.95%, 4/21/2025	50,000	50,668
Series MTN, 2.50%, 10/21/2022	50,000	49,311
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023(b)	200,000	202,552
Series MTN, 3.25%, 10/21/2027	400,000	387,320
Series MTN, 4.00%, 4/1/2024	50,000	52,361
Series MTN, 4.13%, 1/22/2024	25,000	26,388
Series MTN, 4.20%, 8/26/2024	50,000	51,907
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048(b)	50,000	53,025
Series MTN, 4.88%, 4/1/2044	50,000	55,898
Series MTN, 5.00%, 5/13/2021	50,000	54,546
Series MTN, 5.00%, 1/21/2044	100,000	113,467
Series MTN, 5.63%, 7/1/2020	50,000	54,746
Bank of Montreal:
Series MTN, 1.90%, 8/27/2021	300,000	294,381
Series MTN, 2.55%, 11/6/2022	30,000	29,936
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	100,000	100,522
Series G, 3.00%, 2/24/2025	100,000	99,897
Series MTN, 2.05%, 5/3/2021	50,000	49,538
Series MTN, 2.20%, 3/4/2019	25,000	25,182
Series MTN, 2.20%, 8/16/2023	200,000	193,918
Series MTN, 3.25%, 5/16/2027	100,000	100,790
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	100,382
2.70%, 3/7/2022	100,000	100,603
Series BKNT, 1.95%, 1/15/2019	100,000	100,195
Series BKNT, 2.45%, 3/22/2021	200,000	200,690
Barclays Bank PLC 5.14%, 10/14/2020	100,000	107,057
Barclays PLC:
3.20%, 8/10/2021	200,000	202,678
3.68%, 1/10/2023	200,000	205,090
4.38%, 1/12/2026	50,000	51,892
5.20%, 5/12/2026	75,000	78,853
5.25%, 8/17/2045	25,000	28,011
BB&T Corp.:
Series MTN, 2.25%, 2/1/2019	25,000	25,168
Series MTN, 2.63%, 6/29/2020	50,000	50,814
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	109,265
Series MTN, 2.70%, 8/20/2018	50,000	50,580
BPCE SA Series MTN, 2.50%, 7/15/2019	100,000	100,898
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	250,875
3.63%, 9/16/2025	25,000	25,912

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Series BKNT, 1.45%, 5/10/2019	$50,000	$49,651
Canadian Imperial Bank of Commerce 2.55%, 6/16/2022	50,000	49,935
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	50,282
3.75%, 7/28/2026	125,000	121,937
Capital One NA/Mclean:
2.35%, 8/17/2018	50,000	50,202
Series BKNT, 1.85%, 9/13/2019	250,000	247,827
Series BKNT, 2.95%, 7/23/2021	75,000	75,545
Citibank NA Series BKNT, 2.10%, 6/12/2020	250,000	250,195
Citigroup, Inc.:
2.05%, 6/7/2019	300,000	300,150
2.35%, 8/2/2021	50,000	49,536
2.50%, 9/26/2018	50,000	50,341
2.55%, 4/8/2019	50,000	50,469
2.70%, 3/30/2021	175,000	176,127
2.90%, 12/8/2021	250,000	252,245
3.20%, 10/21/2026	300,000	291,828
3.75%, 6/16/2024	25,000	25,824
4.13%, 7/25/2028	30,000	30,435
4.30%, 11/20/2026	50,000	51,427
4.45%, 9/29/2027	150,000	155,892
4.65%, 7/30/2045	25,000	27,216
5.30%, 5/6/2044	50,000	56,495
6.68%, 9/13/2043	175,000	233,196
Citizens Bank NA/Providence Series BKNT, 2.50%, 3/14/2019	50,000	50,351
Commonwealth Bank of Australia Series GMTN, 2.55%, 3/15/2021	100,000	100,375
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	50,000	50,325
3.88%, 2/8/2022	50,000	53,068
4.38%, 8/4/2025	250,000	261,973
4.50%, 1/11/2021	50,000	53,757
5.75%, 12/1/2043	50,000	61,551
Series GMTN, 2.50%, 1/19/2021	300,000	302,001
Credit Suisse AG 5.30%, 8/13/2019	100,000	106,768
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	450,000	458,131
3.80%, 6/9/2023	150,000	154,449
Deutsche Bank AG:
2.50%, 2/13/2019	75,000	75,271
2.95%, 8/20/2020	50,000	50,271
3.70%, 5/30/2024	50,000	49,986
4.25%, 10/14/2021	200,000	209,740
Discover Bank 3.45%, 7/27/2026	25,000	24,255
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	50,231
Fifth Third Bank:
2.25%, 6/14/2021	50,000	49,805
Series BKNT, 3.85%, 3/15/2026	225,000	228,989
FMS Wertmanagement AoeR 1.00%, 8/16/2019	200,000	197,432
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	50,000	49,984
2.30%, 12/13/2019	50,000	50,142
2.35%, 11/15/2021	175,000	172,664
2.55%, 10/23/2019	25,000	25,248
2.63%, 1/31/2019	200,000	201,934
2.63%, 4/25/2021	150,000	150,327
2.75%, 9/15/2020	250,000	252,943
2.88%, 2/25/2021	25,000	25,273
2.90%, 7/19/2018	50,000	50,538
3.00%, 4/26/2022	250,000	251,898
3.50%, 1/23/2025	50,000	50,536
3.50%, 11/16/2026	250,000	248,200
3.63%, 1/22/2023	25,000	25,794
3.75%, 2/25/2026	50,000	50,872
4.00%, 3/3/2024	50,000	52,293
4.75%, 10/21/2045	50,000	55,395
5.95%, 1/15/2027	50,000	58,242
6.25%, 2/1/2041	200,000	261,314
6.75%, 10/1/2037	150,000	194,703
Series MTN, 4.80%, 7/8/2044	50,000	55,488
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	324,236
2.95%, 5/25/2021	250,000	253,060
4.30%, 3/8/2026	250,000	265,352
5.10%, 4/5/2021	50,000	54,335
5.25%, 3/14/2044	200,000	227,828
6.50%, 9/15/2037	200,000	258,528
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,579
2.60%, 8/2/2018	50,000	50,343
Industrial & Commercial Bank of China, Ltd. 3.23%, 11/13/2019	50,000	50,854
International Finance Corp. 1.75%, 9/16/2019	25,000	25,106
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	55,248
JPMorgan Chase & Co.:
1.85%, 3/22/2019	350,000	349,681
2.25%, 1/23/2020	150,000	150,447
2.35%, 1/28/2019	50,000	50,375
2.40%, 6/7/2021	550,000	549,037
2.70%, 5/18/2023	125,000	123,619
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023(b)	38,000	38,081
2.95%, 10/1/2026	350,000	337,785
2.97%, 1/15/2023	50,000	50,488
3.38%, 5/1/2023	75,000	76,065

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028(b)	$200,000	$201,244
3.88%, 2/1/2024	50,000	52,406
4.13%, 12/15/2026	50,000	51,746
4.25%, 10/1/2027	80,000	83,354
4.85%, 2/1/2044	50,000	57,816
4.95%, 6/1/2045	50,000	55,624
5.40%, 1/6/2042	50,000	60,618
5.50%, 10/15/2040	150,000	183,012
KeyBank NA Series MTN, 3.40%, 5/20/2026	25,000	24,800
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	25,000	25,124
Series MTN, 2.90%, 9/15/2020	100,000	101,809
KFW 2.50%, 11/20/2024	50,000	50,613
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	100,000	55,217
1.00%, 7/15/2019	100,000	98,893
1.50%, 2/6/2019	750,000	749,985
1.50%, 6/15/2021	700,000	689,297
1.88%, 4/1/2019	25,000	25,152
2.00%, 5/2/2025	100,000	97,583
2.13%, 1/17/2023	100,000	99,875
2.63%, 1/25/2022	50,000	51,328
4.50%, 7/16/2018	75,000	77,364
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	24,373
2.25%, 10/1/2021	50,000	50,487
Series GMTN, 1.75%, 7/27/2026	50,000	46,987
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	201,536
4.65%, 3/24/2026	100,000	104,184
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	49,238
2.76%, 9/13/2026	25,000	24,016
3.00%, 2/22/2022	50,000	50,751
3.68%, 2/22/2027	50,000	51,667
3.85%, 3/1/2026	25,000	26,111
Mizuho Financial Group, Inc. 2.95%, 2/28/2022	200,000	201,550
Morgan Stanley:
2.75%, 5/19/2022	150,000	149,931
2.80%, 6/16/2020	50,000	50,711
3.63%, 1/20/2027	100,000	100,789
3.95%, 4/23/2027	25,000	25,216
4.30%, 1/27/2045	50,000	51,621
6.38%, 7/24/2042	65,000	86,872
Series GMTN, 2.38%, 7/23/2019	50,000	50,332
Series GMTN, 2.45%, 2/1/2019	550,000	553,889
Series GMTN, 2.50%, 4/21/2021	225,000	224,633
Series GMTN, 3.75%, 2/25/2023	50,000	52,008
Series GMTN, 3.88%, 1/27/2026	125,000	128,557
Series GMTN, 4.35%, 9/8/2026	50,000	51,940
Series MTN, 2.20%, 12/7/2018	50,000	50,215
Series MTN, 2.63%, 11/17/2021	250,000	249,433
Series MTN, 3.13%, 7/27/2026	225,000	218,452
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,387
1.88%, 7/12/2021	250,000	244,505
2.50%, 7/12/2026	50,000	47,180
Northern Trust Corp. 3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032(b)	63,000	62,946
Oesterreichische Kontrollbank AG:
1.13%, 4/26/2019	25,000	24,774
1.63%, 3/12/2019	25,000	25,007
PNC Bank NA:
Series MTN, 2.40%, 10/18/2019	200,000	201,746
Series MTN, 2.15%, 4/29/2021	250,000	248,522
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	99,674
3.30%, 3/8/2022	50,000	51,826
3.90%, 4/29/2024	50,000	52,287
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,574
Royal Bank of Canada:
1.88%, 2/5/2020	250,000	249,015
2.00%, 12/10/2018	50,000	50,157
2.30%, 3/22/2021	125,000	125,387
Series GMTN, 2.13%, 3/2/2020	100,000	100,129
Series GMTN, 2.50%, 1/19/2021	100,000	100,714
Series GMTN, 1.63%, 4/15/2019	50,000	49,747
Series GMTN, 4.65%, 1/27/2026	100,000	107,276
Royal Bank of Scotland Group PLC 3.88%, 9/12/2023	75,000	76,576
Santander Holdings USA, Inc.:
3.70%, 3/28/2022(c)	60,000	60,676
4.50%, 7/17/2025	50,000	51,473
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	101,378
3.57%, 1/10/2023	250,000	254,820

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Santander UK PLC 3.05%, 8/23/2018	$25,000	$25,336
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	48,883
Sumitomo Mitsui Banking Corp.:
1.97%, 1/11/2019	250,000	249,888
Series GMTN, 1.95%, 7/23/2018	100,000	100,240
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	69,668
2.93%, 3/9/2021	100,000	101,491
3.01%, 10/19/2026	50,000	49,000
3.78%, 3/9/2026	30,000	31,179
SunTrust Bank 2.25%, 1/31/2020	50,000	50,164
SunTrust Banks, Inc.:
2.35%, 11/1/2018	25,000	25,129
2.70%, 1/27/2022	50,000	50,135
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	75,000	75,454
Synchrony Bank 3.00%, 6/15/2022	250,000	248,998
Toronto-Dominion Bank:
1.45%, 8/13/2019	325,000	321,828
Series GMTN, 1.45%, 9/6/2018	50,000	49,865
Series GMTN, 1.75%, 7/23/2018	50,000	50,070
Series GMTN, 2.50%, 12/14/2020	50,000	50,514
Series MTN, 1.95%, 1/22/2019	50,000	50,151
UBS AG Series GMTN, 2.35%, 3/26/2020	100,000	100,616
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,206
Series MTN, 2.35%, 1/29/2021	100,000	100,474
Series MTN, 3.10%, 4/27/2026	50,000	49,452
Series MTN, 3.60%, 9/11/2024	25,000	25,952
US Bank NA Series BKNT, 1.40%, 4/26/2019	350,000	347,939
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	295,905
2.15%, 1/15/2019	25,000	25,117
2.50%, 3/4/2021	50,000	50,171
3.00%, 10/23/2026	250,000	243,467
4.13%, 8/15/2023	25,000	26,433
4.48%, 1/16/2024	25,000	26,745
5.61%, 1/15/2044	325,000	386,074
Series GMTN, 4.30%, 7/22/2027	50,000	52,419
Series MTN, 3.00%, 1/22/2021	50,000	51,056
Series MTN, 3.30%, 9/9/2024	150,000	152,012
Series MTN, 3.55%, 9/29/2025	50,000	50,842
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028(b)	100,000	101,196
Series MTN, 4.75%, 12/7/2046	150,000	160,242
Wells Fargo Bank NA Series MTN, 2.15%, 12/6/2019	300,000	301,080
Wells Fargo Capital 5.95%, 12/1/2086	25,000	28,208
Westpac Banking Corp.:
2.15%, 3/6/2020	200,000	200,368
2.25%, 1/17/2019	125,000	125,689
2.80%, 1/11/2022	100,000	101,369
2.85%, 5/13/2026	50,000	48,575
3.35%, 3/8/2027	150,000	150,909

		29,237,819

Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	350,000	350,773
2.15%, 2/1/2019	25,000	25,149
2.65%, 2/1/2021	155,000	156,917
3.30%, 2/1/2023	200,000	205,750
3.65%, 2/1/2026	250,000	257,493
4.70%, 2/1/2036	425,000	468,116
4.90%, 2/1/2046	175,000	197,493
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	49,905
3.75%, 1/15/2022	200,000	210,866
3.75%, 7/15/2042	50,000	47,901
Coca-Cola Co.:
1.38%, 5/30/2019	275,000	273,842
1.55%, 9/1/2021	200,000	196,110
1.65%, 11/1/2018	25,000	25,062
2.25%, 9/1/2026	25,000	23,680
2.88%, 10/27/2025	25,000	25,135
3.20%, 11/1/2023	25,000	25,876
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	100,000	100,577
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	49,956
3.75%, 5/1/2021	5,000	5,207
3.88%, 11/15/2019	5,000	5,194
4.25%, 5/1/2023	25,000	26,553
4.50%, 5/9/2047	50,000	51,376
6.00%, 5/1/2022	5,000	5,687
Diageo Capital PLC 2.63%, 4/29/2023	75,000	75,565

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Beverages – (continued)
Diageo Investment Corp. 4.25%, 5/11/2042	$25,000	$26,528
Dr Pepper Snapple Group, Inc. 3.13%, 12/15/2023	50,000	50,822
Molson Coors Brewing Co.:
2.10%, 7/15/2021	50,000	49,140
2.25%, 3/15/2020(c)	50,000	50,036
3.00%, 7/15/2026	50,000	48,229
4.20%, 7/15/2046	30,000	29,505
PepsiCo, Inc.:
1.50%, 2/22/2019	135,000	134,692
1.70%, 10/6/2021	150,000	146,970
1.85%, 4/30/2020	25,000	24,968
2.15%, 10/14/2020	50,000	50,316
2.85%, 2/24/2026	85,000	84,685
3.45%, 10/6/2046	150,000	140,658
3.60%, 3/1/2024	25,000	26,363
4.45%, 4/14/2046	75,000	81,682
4.60%, 7/17/2045	25,000	27,820

		3,832,597

Biotechnology – 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	195,732
2.20%, 5/22/2019	50,000	50,301
3.63%, 5/22/2024	100,000	104,308
4.40%, 5/1/2045	50,000	51,450
4.66%, 6/15/2051	225,000	238,556
6.38%, 6/1/2037	50,000	63,397
Biogen, Inc.:
2.90%, 9/15/2020	25,000	25,507
4.05%, 9/15/2025	50,000	52,867
5.20%, 9/15/2045	25,000	28,549
Celgene Corp.:
2.13%, 8/15/2018	50,000	50,189
2.88%, 8/15/2020	225,000	230,033
3.63%, 5/15/2024	25,000	25,890
3.88%, 8/15/2025	25,000	26,146
4.63%, 5/15/2044	50,000	52,839
Gilead Sciences, Inc.:
1.85%, 9/4/2018	50,000	50,097
1.95%, 3/1/2022	5,000	4,901
2.55%, 9/1/2020	250,000	253,440
2.95%, 3/1/2027	25,000	24,275
3.65%, 3/1/2026	85,000	87,425
4.15%, 3/1/2047	120,000	120,485
4.40%, 12/1/2021	25,000	26,945
4.50%, 2/1/2045	25,000	26,414
4.60%, 9/1/2035	100,000	108,042
4.75%, 3/1/2046	25,000	27,428
4.80%, 4/1/2044	25,000	27,454

		1,952,670

Chemicals – 0.4%
Agrium, Inc. 4.13%, 3/15/2035	25,000	24,870
Airgas, Inc. 3.05%, 8/1/2020	25,000	25,622
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,782
5.88%, 6/15/2021	10,000	11,215
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	280,189
4.25%, 11/15/2020	25,000	26,526
4.25%, 10/1/2034	50,000	51,678
4.38%, 11/15/2042	50,000	51,594
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	25,714
Ecolab, Inc. 4.35%, 12/8/2021	25,000	27,102
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	33,000	33,123
3.63%, 1/15/2021	25,000	26,155
4.63%, 1/15/2020	50,000	53,087
6.00%, 7/15/2018	25,000	26,105
HB Fuller Co. 4.00%, 2/15/2027	25,000	25,561
Lubrizol Corp. 8.88%, 2/1/2019	25,000	27,571
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	26,541
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	24,414
5.00%, 4/15/2019	100,000	104,539
5.75%, 4/15/2024	100,000	114,555
Monsanto Co.:
2.13%, 7/15/2019	200,000	200,420
2.75%, 7/15/2021	50,000	50,445
4.70%, 7/15/2064	25,000	25,146
Mosaic Co. 5.63%, 11/15/2043	25,000	25,516
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	48,559
4.00%, 12/15/2026	50,000	51,520
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	25,141
Praxair, Inc.:
1.25%, 11/7/2018	50,000	49,764
3.20%, 1/30/2026	25,000	25,532
3.55%, 11/7/2042	25,000	24,203
RPM International, Inc.:
3.75%, 3/15/2027	50,000	50,846
5.25%, 6/1/2045	25,000	27,989
Sherwin-Williams Co.:
2.25%, 5/15/2020	50,000	50,103
2.75%, 6/1/2022	50,000	49,997
3.45%, 6/1/2027	30,000	30,185
4.50%, 6/1/2047	50,000	52,402
Westlake Chemical Corp.:
4.63%, 2/15/2021	100,000	103,430
5.00%, 8/15/2046	100,000	106,310

		1,994,451

Commercial Services – 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	20,234

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Commercial Services – (continued)
Catholic Health Initiatives 4.35%, 11/1/2042	$25,000	$23,276
Ecolab, Inc. 2.70%, 11/1/2026	150,000	144,803
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	54,385
Moody’s Corp.:
2.75%, 7/15/2019	50,000	50,740
2.75%, 12/15/2021	200,000	201,518
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	213,437
S&P Global, Inc. 3.30%, 8/14/2020	50,000	51,183
University of Southern California 3.03%, 10/1/2039	25,000	23,294

		782,870

Construction Materials – 0.1%
Johnson Controls International PLC:
3.63%, 7/2/2024(d)	25,000	25,862
4.50%, 2/15/2047	70,000	74,453
Masco Corp.:
3.50%, 4/1/2021	30,000	30,825
4.38%, 4/1/2026	170,000	180,652
Owens Corning 4.30%, 7/15/2047	100,000	96,784
Vulcan Materials Co. 7.50%, 6/15/2021	25,000	29,438

		438,014

Distribution & Wholesale – 0.0%(a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	54,401

Diversified Financial Services – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 2/1/2022	150,000	156,222
4.50%, 5/15/2021	300,000	318,135
Air Lease Corp.:
3.00%, 9/15/2023	25,000	24,799
3.63%, 4/1/2027	70,000	70,016
4.25%, 9/15/2024	25,000	26,263
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	50,215
Series GMTN, 2.25%, 8/15/2019	50,000	50,392
Series MTN, 1.80%, 7/31/2018	50,000	49,995
Series MTN, 2.25%, 5/5/2021	350,000	349,395
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	52,166
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,779
3.50%, 3/18/2024	25,000	26,280
CBOE Holdings, Inc. 1.95%, 6/28/2019	30,000	30,009
Charles Schwab Corp. 3.45%, 2/13/2026	50,000	51,302
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	68,566
Discover Financial Services:
3.85%, 11/21/2022	50,000	51,270
4.10%, 2/9/2027	75,000	75,322
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	200,000	201,632
4.42%, 11/15/2035	350,000	380,912
General Electric Co.:
5.30%, 2/11/2021	25,000	27,634
Series GMTN, 2.20%, 1/9/2020	200,000	201,758
Series GMTN, 3.45%, 5/15/2024	50,000	52,501
Series GMTN, 2.30%, 1/14/2019	25,000	25,238
Series MTN, 4.65%, 10/17/2021	50,000	55,011
Series MTN, 5.88%, 1/14/2038	50,000	64,711
HSBC Finance Corp. 6.68%, 1/15/2021	25,000	28,205
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	50,942
3.75%, 12/1/2025	180,000	188,615
Invesco Finance PLC 3.75%, 1/15/2026	50,000	51,785
Jefferies Group LLC:
4.85%, 1/15/2027	90,000	94,090
6.50%, 1/20/2043	50,000	56,386
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	50,000	49,869
2.95%, 2/7/2024	100,000	100,545
4.02%, 11/1/2032	50,000	53,003
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043(b)	75,000	77,187
Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	200,000	201,638
Synchrony Financial:
2.60%, 1/15/2019	50,000	50,254
4.50%, 7/23/2025	50,000	51,405
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	150,000	153,198
5.60%, 12/1/2019	25,000	27,027
Visa, Inc.:
2.80%, 12/14/2022	75,000	76,384
3.15%, 12/14/2025	250,000	253,870
4.15%, 12/14/2035	50,000	54,118
4.30%, 12/14/2045	50,000	54,912

		4,189,956

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Electric – 1.6%
Alabama Power Co. 3.85%, 12/1/2042	$75,000	$74,223
Ameren Corp. 3.65%, 2/15/2026	50,000	50,900
Ameren Illinois Co. 4.15%, 3/15/2046	50,000	53,220
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	50,802
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	26,524
7.00%, 4/1/2038	25,000	34,348
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	24,523
4.35%, 11/15/2045	50,000	53,904
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	65,801
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	230,000	231,812
4.50%, 2/1/2045	50,000	54,232
5.15%, 11/15/2043	150,000	175,696
6.50%, 9/15/2037	80,000	107,110
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	50,000	50,664
Black Hills Corp. 3.15%, 1/15/2027	25,000	24,131
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	100,000	99,552
Series Z, 2.40%, 9/1/2026	50,000	47,478
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	21,343
CMS Energy Corp. 3.45%, 8/15/2027	50,000	50,166
Commonwealth Edison Co. 4.00%, 8/1/2020	100,000	105,107
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	49,959
4.45%, 3/15/2044	75,000	81,817
Series 06-B, 6.20%, 6/15/2036	25,000	31,948
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	177,266
Consumers Energy Co. 3.25%, 8/15/2046	50,000	45,719
Dominion Energy, Inc.:
4.10%, 4/1/2021(d)	150,000	157,427
4.70%, 12/1/2044	130,000	140,513
Series A, 1.88%, 1/15/2019	100,000	99,785
Series B, 2.75%, 1/15/2022	150,000	150,562
Series D, 2.85%, 8/15/2026	25,000	23,876
DTE Electric Co. 3.70%, 6/1/2046	75,000	73,787
DTE Energy Co.:
2.40%, 12/1/2019	25,000	25,108
Series B, 3.30%, 6/15/2022	175,000	178,423
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	152,972
4.25%, 12/15/2041	130,000	139,009
Duke Energy Corp.:
2.65%, 9/1/2026	50,000	47,527
3.75%, 9/1/2046	150,000	142,599
Duke Energy Florida LLC 6.40%, 6/15/2038	50,000	68,467
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	27,311
Duke Energy Progress LLC 2.80%, 5/15/2022	100,000	101,928
Edison International 2.95%, 3/15/2023	50,000	50,308
Emera US Finance L.P.:
2.15%, 6/15/2019	100,000	99,920
4.75%, 6/15/2046	30,000	31,560
Entergy Corp.:
2.95%, 9/1/2026	50,000	48,001
4.00%, 7/15/2022	50,000	52,823
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	24,116
3.25%, 4/1/2028	200,000	199,446
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	24,134
Eversource Energy Series K, 2.75%, 3/15/2022	50,000	50,269
Exelon Corp.:
3.40%, 4/15/2026	100,000	99,618
3.95%, 6/15/2025	50,000	51,774
5.10%, 6/15/2045	330,000	369,432
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	30,000	30,162
Series B, 4.25%, 3/15/2023	10,000	10,503
Series C, 4.85%, 7/15/2047	50,000	50,943
Series C, 7.38%, 11/15/2031	20,000	26,296
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	25,784
4.05%, 10/1/2044	50,000	52,687
Great Plains Energy, Inc.:
3.15%, 4/1/2022	50,000	50,534
3.90%, 4/1/2027	50,000	50,773
4.85%, 4/1/2047	29,000	29,625
Interstate Power & Light Co. 3.70%, 9/15/2046	50,000	48,242
Kansas City Power & Light Co. 4.20%, 6/15/2047	25,000	25,507
Midamerican Funding LLC 6.93%, 3/1/2029	50,000	65,881
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	100,000	100,462
3.55%, 5/1/2027	100,000	101,424
NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	32,584
6.80%, 1/15/2019	4,000	4,273
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	50,284

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Electric – (continued)
Oncor Electric Delivery Co. LLC 7.50%, 9/1/2038	$50,000	$72,611
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	49,589
3.25%, 6/15/2023	50,000	51,416
3.30%, 3/15/2027	150,000	151,730
4.75%, 2/15/2044	50,000	56,914
6.05%, 3/1/2034	50,000	64,518
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	76,657
5.00%, 3/15/2044	50,000	56,343
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	51,412
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	25,764
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	50,000	49,095
Series MTN, 1.90%, 3/15/2021	50,000	49,447
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	63,236
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	50,279
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	48,211
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	48,939
4.50%, 6/1/2064	35,000	34,927
Southern California Edison Co.:
4.00%, 4/1/2047	41,000	42,671
4.50%, 9/1/2040	25,000	27,527
Series 13-A, 3.90%, 3/15/2043	50,000	50,924
Series C, 3.60%, 2/1/2045	50,000	48,555
Southern Co.:
1.85%, 7/1/2019	250,000	248,930
2.35%, 7/1/2021	75,000	74,281
3.25%, 7/1/2026	50,000	49,019
4.25%, 7/1/2036	250,000	255,207
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057(b)	50,000	52,984
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	154,260
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	47,911
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	51,245
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	51,567
8.88%, 11/15/2038	50,000	83,840
Series B, 2.95%, 11/15/2026	30,000	29,585
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	25,780
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	31,272
Xcel Energy, Inc. 2.60%, 3/15/2022	200,000	201,042

		7,702,592

Electrical Components & Equipment – 0.0%(a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	50,880
2.63%, 2/15/2023	25,000	25,239
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,089

		126,208

Electronics – 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	25,000	24,922
Corning, Inc. 5.75%, 8/15/2040	25,000	29,232
Fortive Corp. 3.15%, 6/15/2026	50,000	49,960
Honeywell International, Inc.:
1.40%, 10/30/2019	150,000	148,768
2.50%, 11/1/2026	150,000	143,939
3.35%, 12/1/2023	50,000	51,898
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	31,556
Koninklijke Philips NV 3.75%, 3/15/2022	50,000	52,637
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/2022	50,000	51,563
4.15%, 2/1/2024	25,000	26,675

		611,150

Engineering & Construction – 0.0%(a)
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	51,118

Environmental Control – 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	44,062
3.55%, 6/1/2022	25,000	25,998
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	148,015
3.50%, 5/15/2024	25,000	25,999
3.90%, 3/1/2035	50,000	51,631

		295,705

Food – 0.4%
General Mills, Inc.:
2.20%, 10/21/2019	25,000	25,161
3.20%, 2/10/2027	100,000	99,442
3.65%, 2/15/2024	50,000	52,176
Hershey Co. 3.20%, 8/21/2025	25,000	25,357
JM Smucker Co.:
2.50%, 3/15/2020	25,000	25,216
4.25%, 3/15/2035	50,000	51,927
Kellogg Co. 4.15%, 11/15/2019	25,000	26,208

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Food – (continued)
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	$100,000	$101,407
3.00%, 6/1/2026	150,000	143,487
3.50%, 7/15/2022	50,000	51,556
3.95%, 7/15/2025	50,000	51,500
4.38%, 6/1/2046	50,000	48,878
5.20%, 7/15/2045	200,000	215,950
6.13%, 8/23/2018	25,000	26,181
6.88%, 1/26/2039	50,000	64,241
Kroger Co.:
2.65%, 10/15/2026	50,000	46,128
3.85%, 8/1/2023	75,000	78,131
4.45%, 2/1/2047	100,000	96,488
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	105,723
Sysco Corp.:
3.25%, 7/15/2027	50,000	49,413
3.30%, 7/15/2026	100,000	99,716
3.75%, 10/1/2025	5,000	5,195
4.85%, 10/1/2045	5,000	5,506
Tyson Foods, Inc.:
4.50%, 6/15/2022	30,000	32,485
4.55%, 6/2/2047	35,000	36,780
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	96,609
2.00%, 7/28/2026	100,000	92,044
3.10%, 7/30/2025	50,000	50,401
WhiteWave Foods Co. 5.38%, 10/1/2022	10,000	11,288
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	57,425

		1,872,019

Forest Products & Paper – 0.1%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	50,000	51,328
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	25,541
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	34,671
International Paper Co.:
3.00%, 2/15/2027	150,000	144,285
3.65%, 6/15/2024	25,000	25,786
4.40%, 8/15/2047	50,000	50,442
5.00%, 9/15/2035	100,000	110,238

		442,291

Gas – 0.1%
AGL Capital Corp. 5.25%, 8/15/2019	25,000	26,425
Atmos Energy Corp. 4.15%, 1/15/2043	25,000	25,950
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	50,594
3.60%, 12/15/2024	50,000	50,981
4.80%, 11/1/2043	25,000	26,452
Fortis, Inc. 3.06%, 10/4/2026	50,000	48,259
NiSource Finance Corp.:
3.49%, 5/15/2027	50,000	50,369
4.38%, 5/15/2047	50,000	51,408
Sempra Energy 3.25%, 6/15/2027	50,000	49,321
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,612
3.20%, 6/15/2025	50,000	50,996
3.75%, 9/15/2042	30,000	29,960
5.13%, 11/15/2040	25,000	29,491

		515,818

Hand & Machine Tools – 0.0%(a)
Stanley Black & Decker, Inc. 3 Month USD LIBOR + 4.30%, 5.75%, 12/15/2053(b)	50,000	52,559

Health Care Products – 0.5%
Abbott Laboratories:
2.35%, 11/22/2019	35,000	35,262
2.90%, 11/30/2021	50,000	50,555
3.40%, 11/30/2023	50,000	50,975
3.75%, 11/30/2026	150,000	153,034
4.75%, 11/30/2036	250,000	271,982
4.75%, 4/15/2043	25,000	26,510
4.90%, 11/30/2046	50,000	55,101
Baxter International, Inc. 3.50%, 8/15/2046	50,000	44,844
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	20,030
2.68%, 12/15/2019	44,000	44,526
2.89%, 6/6/2022	35,000	34,965
3.36%, 6/6/2024	50,000	50,104
3.70%, 6/6/2027	50,000	50,167
3.73%, 12/15/2024	50,000	50,840
4.67%, 6/6/2047	10,000	10,377
4.69%, 12/15/2044	25,000	25,938
Boston Scientific Corp.:
2.65%, 10/1/2018	25,000	25,190
3.38%, 5/15/2022	50,000	51,500
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,617
Danaher Corp. 2.40%, 9/15/2020	45,000	45,565
Medtronic Global Holdings SCA 1.70%, 3/28/2019	200,000	200,112
Medtronic, Inc.:
3.15%, 3/15/2022	150,000	155,199
3.50%, 3/15/2025	150,000	155,949
4.38%, 3/15/2035	75,000	81,913
4.63%, 3/15/2045	75,000	84,434
5.55%, 3/15/2040	25,000	30,361
Stryker Corp.:
2.00%, 3/8/2019	150,000	150,219
3.38%, 11/1/2025	25,000	25,470
3.50%, 3/15/2026	25,000	25,597
4.63%, 3/15/2046	25,000	27,304

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Health Care Products – (continued)
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	$250,000	$252,180
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	101,056

		2,438,876

Health Care Services – 0.3%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	25,147
2.80%, 6/15/2023	200,000	199,678
4.13%, 11/15/2042	25,000	25,641
Anthem, Inc.:
2.25%, 8/15/2019	50,000	50,242
3.30%, 1/15/2023	50,000	51,075
3.50%, 8/15/2024	25,000	25,565
4.65%, 1/15/2043	50,000	54,282
Ascension Health 3.95%, 11/15/2046	150,000	152,299
Cigna Corp. 5.38%, 2/15/2042	50,000	60,236
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	50,603
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	26,389
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,504
4.95%, 10/1/2044	50,000	56,086
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	52,070
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	25,000	25,186
4.70%, 2/1/2045	25,000	26,001
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	25,344
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	25,284
4.70%, 3/30/2045	25,000	26,087
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	25,000	24,978
1.90%, 7/16/2018	25,000	25,080
2.13%, 3/15/2021	150,000	149,632
2.70%, 7/15/2020	105,000	107,190
2.88%, 3/15/2022	25,000	25,544
3.10%, 3/15/2026	50,000	50,217
3.75%, 7/15/2025	5,000	5,281
4.63%, 7/15/2035	200,000	225,348
4.75%, 7/15/2045	30,000	34,475
6.88%, 2/15/2038	25,000	35,499

		1,690,963

Holding Companies-divers – 0.0%(a)
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	25,027

Home Builders – 0.0%(a)
DR Horton, Inc.:
3.75%, 3/1/2019	10,000	10,229
4.00%, 2/15/2020	15,000	15,563

		25,792

Home Furnishings – 0.0%(a)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	26,146

Household Products – 0.1%
Colgate-Palmolive Co. Series MTN, 1.75%, 3/15/2019	25,000	25,068
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	100,000
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	98,579
1.85%, 2/2/2021	50,000	49,777
2.45%, 11/3/2026	150,000	146,379

		419,803

Household Products & Wares – 0.0%(a)
Kimberly-Clark Corp.:
1.40%, 2/15/2019	25,000	24,943
2.75%, 2/15/2026	25,000	24,845
3.90%, 5/4/2047	50,000	50,908

		100,696

Housewares – 0.1%
Newell Brands, Inc.:
3.15%, 4/1/2021	50,000	51,212
3.85%, 4/1/2023	50,000	52,523
4.20%, 4/1/2026	50,000	53,101
5.38%, 4/1/2036	150,000	174,190
5.50%, 4/1/2046	50,000	60,152

		391,178

Insurance – 0.8%
Aflac, Inc. 3.63%, 6/15/2023	50,000	52,524
Alleghany Corp. 4.90%, 9/15/2044	50,000	52,534
Allstate Corp.:
4.20%, 12/15/2046	50,000	52,482
3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053(b)	25,000	27,381
American International Group, Inc.:
2.30%, 7/16/2019	50,000	50,276
3.30%, 3/1/2021	300,000	308,457
3.88%, 1/15/2035	200,000	193,676
3.90%, 4/1/2026	30,000	30,827
4.50%, 7/16/2044	50,000	51,057
4.88%, 6/1/2022	50,000	54,907
Aon PLC:
3.50%, 6/14/2024	50,000	50,915
3.88%, 12/15/2025	150,000	156,535
Berkshire Hathaway Finance Corp. 1.70%, 3/15/2019	255,000	255,518

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Insurance – (continued)
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	$155,000	$156,175
3.00%, 2/11/2023	25,000	25,628
3.13%, 3/15/2026	55,000	55,640
4.50%, 2/11/2043	180,000	198,619
Brighthouse Financial, Inc.:
3.70%, 6/22/2027(c)	50,000	49,470
4.70%, 6/22/2047(c)	50,000	49,543
Chubb INA Holdings, Inc.:
2.88%, 11/3/2022	50,000	50,808
3.35%, 5/3/2026	50,000	51,148
4.15%, 3/13/2043	25,000	26,491
4.35%, 11/3/2045	125,000	136,945
CNA Financial Corp. 4.50%, 3/1/2026	25,000	26,815
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,323
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	27,732
Lincoln National Corp. 6.30%, 10/9/2037	50,000	61,885
Loews Corp. 3.75%, 4/1/2026	50,000	51,874
Manulife Financial Corp. USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032(b)	50,000	50,404
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,271
3.30%, 3/14/2023	150,000	154,113
3.75%, 3/14/2026	25,000	26,013
Mercury General Corp. 4.40%, 3/15/2027	50,000	50,507
MetLife, Inc.:
3.60%, 4/10/2024	100,000	105,034
4.05%, 3/1/2045	150,000	151,014
6.40%, 12/15/2066	100,000	115,563
Series D, 4.37%, 9/15/2023	50,000	54,675
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055(b)	75,000	77,366
Progressive Corp. 3.75%, 8/23/2021	50,000	52,718
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043(b)	80,000	87,782
6.63%, 6/21/2040	25,000	33,811
Series MTN, 3.50%, 5/15/2024	50,000	52,025
Series MTN, 4.60%, 5/15/2044	75,000	82,209
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,578
Travelers Cos., Inc 4.00%, 5/30/2047	80,000	81,629
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,781
6.25%, 6/15/2037	25,000	33,307
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	26,967
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	50,076
Willis North America, Inc. 3.60%, 5/15/2024	50,000	50,572
XLIT, Ltd. 5.50%, 3/31/2045	125,000	133,570

		3,870,170

Internet – 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	200,000	201,802
3.13%, 11/28/2021	25,000	25,487
3.60%, 11/28/2024	75,000	77,188
Alphabet, Inc.:
2.00%, 8/15/2026	50,000	46,827
3.63%, 5/19/2021	50,000	53,057
Amazon.com, Inc.:
2.50%, 11/29/2022	25,000	25,195
2.60%, 12/5/2019	75,000	76,390
3.80%, 12/5/2024	30,000	31,968
4.95%, 12/5/2044	125,000	148,236
Baidu, Inc. 3.25%, 8/6/2018	100,000	101,186
eBay, Inc.:
2.75%, 1/30/2023	150,000	148,837
3.45%, 8/1/2024	25,000	25,260
3.80%, 3/9/2022	50,000	52,283

		1,013,716

Iron/Steel – 0.1%
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,536
5.20%, 8/1/2043	50,000	58,641
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	25,472
5.88%, 6/10/2021	300,000	322,557
8.25%, 1/17/2034	25,000	29,806
Vale SA 5.63%, 9/11/2042	50,000	47,641

		510,653

IT Services – 0.7%
Apple, Inc.:
1.55%, 2/8/2019	100,000	100,024
1.55%, 2/7/2020	25,000	24,865
1.55%, 8/4/2021	50,000	48,888
1.70%, 2/22/2019	35,000	35,092
2.25%, 2/23/2021	200,000	201,314
2.40%, 5/3/2023	25,000	24,798
2.45%, 8/4/2026	200,000	191,548
2.50%, 2/9/2022	100,000	100,853
2.85%, 5/6/2021	25,000	25,661
2.85%, 2/23/2023	250,000	254,127
3.00%, 2/9/2024	100,000	101,438
3.25%, 2/23/2026	150,000	152,718
3.85%, 5/4/2043	25,000	24,957
3.85%, 8/4/2046	150,000	149,770
4.38%, 5/13/2045	75,000	81,068

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
IT Services – (continued)
4.50%, 2/23/2036	$100,000	$112,126
4.65%, 2/23/2046	75,000	84,235
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019(c)	120,000	122,836
4.42%, 6/15/2021(c)	50,000	52,715
5.45%, 6/15/2023(c)	325,000	353,636
6.02%, 6/15/2026(c)	20,000	22,076
8.35%, 7/15/2046(c)	70,000	90,285
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	155,000	156,756
3.60%, 10/15/2020	10,000	10,303
4.90%, 10/15/2025	70,000	73,436
6.20%, 10/15/2035	10,000	10,809
6.35%, 10/15/2045	10,000	10,556
HP, Inc.:
4.05%, 9/15/2022	25,000	26,321
4.65%, 12/9/2021	50,000	53,954
International Business Machines Corp.:
1.80%, 5/17/2019	100,000	100,181
2.25%, 2/19/2021	200,000	200,862
2.88%, 11/9/2022	100,000	101,800
3.63%, 2/12/2024	50,000	52,285
4.70%, 2/19/2046	25,000	27,879
5.88%, 11/29/2032	25,000	31,569
Seagate HDD Cayman:
4.25%, 3/1/2022(c)	150,000	152,533
4.75%, 6/1/2023	50,000	51,950

		3,416,224

Lodging – 0.1%
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	147,876
2.88%, 3/1/2021	50,000	50,739
3.75%, 3/15/2025	25,000	25,669
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	30,000	30,849
4.50%, 4/1/2027	35,000	35,962

		291,095

Machinery, Construction & Mining – 0.1%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	146,397
Series MTN, 1.35%, 5/18/2019	100,000	99,138
Series MTN, 2.10%, 1/10/2020	150,000	150,425
Series MTN, 3.75%, 11/24/2023	25,000	26,512
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	125,216
4.75%, 5/15/2064	25,000	27,961

		575,649

Machinery-Diversified – 0.1%
Deere & Co.:
2.60%, 6/8/2022	25,000	25,303
3.90%, 6/9/2042	25,000	26,087
John Deere Capital Corp.:
Series MTN, 1.65%, 10/15/2018	250,000	250,078
Series MTN, 1.95%, 1/8/2019	50,000	50,204
Series MTN, 2.38%, 7/14/2020	25,000	25,295
Series MTN, 2.80%, 3/6/2023	150,000	151,638
Series MTN, 3.40%, 9/11/2025	25,000	26,041
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	50,395
3.80%, 12/15/2026	30,000	30,836

		635,877

Media – 0.9%
21st Century Fox America, Inc.:
3.70%, 10/15/2025	100,000	102,983
4.00%, 10/1/2023	100,000	105,883
5.40%, 10/1/2043	75,000	86,119
Series WI, 3.38%, 11/15/2026	100,000	100,011
CBS Corp.:
2.30%, 8/15/2019	75,000	75,282
2.50%, 2/15/2023(e)	50,000	49,534
2.90%, 1/15/2027	125,000	118,336
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	67,197
4.46%, 7/23/2022	150,000	160,016
4.91%, 7/23/2025	50,000	54,015
6.48%, 10/23/2045	185,000	222,609
Comcast Corp.:
2.75%, 3/1/2023	175,000	176,586
3.00%, 2/1/2024	150,000	152,109
3.15%, 3/1/2026	225,000	226,307
3.20%, 7/15/2036	250,000	233,353
3.30%, 2/1/2027	150,000	152,079
3.40%, 7/15/2046	100,000	90,944
3.60%, 3/1/2024	25,000	26,239
4.20%, 8/15/2034	100,000	105,924
4.25%, 1/15/2033	50,000	53,169
4.65%, 7/15/2042	75,000	82,165
Discovery Communications LLC:
3.25%, 4/1/2023	25,000	24,667
3.80%, 3/13/2024	100,000	101,045
4.95%, 5/15/2042	50,000	46,728
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	48,705
6.13%, 1/31/2046	100,000	111,977
NBCUniversal Media LLC:
5.15%, 4/30/2020	50,000	54,440
6.40%, 4/30/2040	50,000	67,206
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	49,891

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Media – (continued)
3.85%, 9/29/2024	$25,000	$25,954
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	26,147
5.00%, 2/1/2020	100,000	106,706
5.50%, 9/1/2041	25,000	26,888
5.88%, 11/15/2040	50,000	55,899
6.75%, 7/1/2018	25,000	26,162
6.75%, 6/15/2039	50,000	61,024
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	25,348
3.60%, 7/15/2025	300,000	300,645
3.80%, 2/15/2027	150,000	150,841
4.65%, 6/1/2044	25,000	24,928
4.85%, 7/15/2045	50,000	51,473
6.50%, 11/15/2036	50,000	61,582
Viacom, Inc.:
4.38%, 3/15/2043	25,000	22,223
5.85%, 9/1/2043	50,000	53,905
Walt Disney Co.:
2.30%, 2/12/2021	200,000	201,542
3.00%, 2/13/2026	50,000	50,128
Series GMTN, 3.15%, 9/17/2025	25,000	25,526
Series MTN, 0.88%, 7/12/2019	25,000	24,608
Series MTN, 3.00%, 7/30/2046	75,000	65,476
Series MTN, 5.50%, 3/15/2019	25,000	26,584

		4,359,108

Metal Fabricate & Hardware – 0.0%(a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	74,705

Mining – 0.2%
Barrick Gold Corp.:
4.10%, 5/1/2023	50,000	54,144
5.25%, 4/1/2042	25,000	28,292
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,541
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	128,068
5.00%, 9/30/2043	50,000	57,632
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	51,694
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,894
4.88%, 3/15/2042	50,000	52,857
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	25,000	25,622
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	262,875
Southern Copper Corp. 5.88%, 4/23/2045	207,000	221,761

		916,380

Miscellaneous Manufacturer – 0.2%
3M Co.:
Series MTN, 1.63%, 6/15/2019	25,000	25,014
Series MTN, 2.00%, 8/7/2020	100,000	100,623
Eaton Corp. 4.15%, 11/2/2042	25,000	25,672
General Electric Co.:
2.70%, 10/9/2022	250,000	253,990
4.13%, 10/9/2042	225,000	236,758
4.50%, 3/11/2044	50,000	55,555
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	25,000	25,119
3.90%, 9/1/2042	25,000	26,016
Ingersoll-Rand Global Holding Co., Ltd.:
5.75%, 6/15/2043	25,000	31,636
6.88%, 8/15/2018	25,000	26,381
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	51,573
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	51,670

		910,007

Multi-National – 0.8%
African Development Bank:
Series GDIF, 1.00%, 5/15/2019	50,000	49,490
Series GDIF, 1.25%, 7/26/2021	25,000	24,298
Asian Development Bank:
1.38%, 1/15/2019	375,000	374,460
1.63%, 3/16/2021	150,000	148,662
1.75%, 9/11/2018	50,000	50,183
2.13%, 11/24/2021	75,000	75,448
Series GMTN, 2.00%, 4/24/2026	100,000	96,587
Corp. Andina de Fomento 2.13%, 9/27/2021	50,000	49,672
Council of Europe Development Bank 1.63%, 3/16/2021	50,000	49,417
European Bank for Reconstruction & Development:
1.00%, 9/17/2018	50,000	49,727
1.63%, 11/15/2018	25,000	25,050
Series GMTN, 1.88%, 2/23/2022	75,000	74,419
European Investment Bank:
1.13%, 8/15/2018	175,000	174,407
1.38%, 9/15/2021	200,000	195,050
1.75%, 6/17/2019	25,000	25,100
1.88%, 3/15/2019	50,000	50,276
1.88%, 2/10/2025	100,000	96,508
2.00%, 3/15/2021	225,000	225,902
2.13%, 10/15/2021	50,000	50,268
2.50%, 4/15/2021	50,000	51,054
2.50%, 10/15/2024	25,000	25,312

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Multi-National – (continued)
Series MTN, 1.25%, 5/15/2019	$350,000	$348,089
Inter-American Development Bank:
1.13%, 8/28/2018	50,000	49,842
1.25%, 10/15/2019	100,000	99,259
1.88%, 6/16/2020	135,000	135,593
2.13%, 11/9/2020	25,000	25,267
3.00%, 2/21/2024	100,000	104,432
4.38%, 1/24/2044	75,000	90,343
International Bank for Reconstruction & Development:
0.88%, 7/19/2018	200,000	198,982
1.00%, 10/5/2018	100,000	99,497
2.13%, 11/1/2020	25,000	25,272
Series GDIF, 1.38%, 5/24/2021	275,000	270,091
Series GDIF, 2.50%, 11/25/2024	50,000	50,626
Series GDIF, 2.50%, 7/29/2025	200,000	201,466
Series GMTN, 0.88%, 8/15/2019	50,000	49,286
Series GMTN, 4.75%, 2/15/2035	25,000	31,386
International Finance Corp.:
1.75%, 9/4/2018	175,000	175,684
Series GMTN, 1.13%, 7/20/2021	125,000	121,156
Nordic Investment Bank 1.13%, 2/25/2019	50,000	49,700

		4,087,261

Office & Business Equipment – 0.0%(a)
Pitney Bowes, Inc. 3.88%, 5/15/2022	50,000	49,999
Xerox Corp. 3.50%, 8/20/2020	50,000	50,952

		100,951

Oil & Gas – 1.8%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	49,107
6.20%, 3/15/2040	25,000	28,566
6.60%, 3/15/2046	300,000	367,797
Apache Corp.:
4.75%, 4/15/2043	25,000	25,074
6.00%, 1/15/2037	50,000	57,747
BP Capital Markets PLC:
2.24%, 5/10/2019	25,000	25,168
2.32%, 2/13/2020	50,000	50,430
3.02%, 1/16/2027	200,000	194,790
3.06%, 3/17/2022	200,000	204,182
3.81%, 2/10/2024	150,000	156,649
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	247,887
3.45%, 11/15/2021	25,000	25,678
3.85%, 6/1/2027	50,000	49,603
3.90%, 2/1/2025	25,000	25,226
Series GMTN, 4.95%, 6/1/2047	100,000	101,430
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,194
4.25%, 4/15/2027(c)	50,000	47,743
4.45%, 9/15/2042	45,000	37,076
5.25%, 6/15/2037(c)	100,000	93,532
5.40%, 6/15/2047(c)	50,000	46,728
5.70%, 10/15/2019	30,000	31,650
Chevron Corp.:
1.56%, 5/16/2019	75,000	74,772
2.10%, 5/16/2021	250,000	249,030
2.42%, 11/17/2020	75,000	75,938
2.95%, 5/16/2026	50,000	49,666
3.19%, 6/24/2023	25,000	25,873
Cimarex Energy Co. 3.90%, 5/15/2027	50,000	50,274
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	50,133
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	299,619
ConocoPhillips:
5.75%, 2/1/2019	6,000	6,352
6.50%, 2/1/2039	75,000	97,951
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	50,122
4.20%, 3/15/2021	250,000	265,557
4.95%, 3/15/2026	200,000	222,390
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	64,409
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,783
5.00%, 6/15/2045	25,000	25,364
5.85%, 12/15/2025	50,000	56,976
Ecopetrol SA:
4.13%, 1/16/2025	100,000	98,051
5.88%, 5/28/2045	25,000	22,901
7.38%, 9/18/2043	50,000	54,001
Encana Corp. 3.90%, 11/15/2021	25,000	25,514
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	98,834
3.90%, 4/1/2035	25,000	24,327
Exxon Mobil Corp.:
1.71%, 3/1/2019	250,000	250,600
2.22%, 3/1/2021	200,000	201,270
2.73%, 3/1/2023	150,000	151,617
4.11%, 3/1/2046	125,000	131,744
Hess Corp. 5.60%, 2/15/2041	75,000	73,574
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	24,067
5.20%, 6/1/2045	50,000	48,047
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	50,440

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Oil & Gas – (continued)
Nabors Industries, Inc. 5.50%, 1/15/2023(c)	$210,000	$198,880
Nexen Energy ULC 5.88%, 3/10/2035	100,000	119,328
Noble Energy, Inc. 5.25%, 11/15/2043	50,000	51,838
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	100,328
4.40%, 4/15/2046	25,000	25,993
Series 1, 4.10%, 2/1/2021	25,000	26,421
Petro-Canada 5.35%, 7/15/2033	25,000	27,618
Petroleos Mexicanos:
2.46%, 12/15/2025	21,250	20,932
3.50%, 7/18/2018	25,000	25,287
3.50%, 7/23/2020	225,000	227,300
3.50%, 1/30/2023	25,000	23,980
4.25%, 1/15/2025	25,000	24,257
4.50%, 1/23/2026	75,000	72,837
4.63%, 9/21/2023	75,000	75,767
5.38%, 3/13/2022(c)	50,000	52,590
5.50%, 2/4/2019	50,000	52,208
6.38%, 1/23/2045	150,000	146,290
6.50%, 3/13/2027(c)	150,000	161,124
6.75%, 9/21/2047	298,000	300,569
Phillips 66:
4.30%, 4/1/2022	35,000	37,472
4.88%, 11/15/2044	50,000	53,547
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	53,063
Shell International Finance B.V.:
1.38%, 5/10/2019	25,000	24,847
1.88%, 5/10/2021	250,000	246,907
2.13%, 5/11/2020	100,000	100,478
3.25%, 5/11/2025	100,000	101,944
4.00%, 5/10/2046	50,000	49,549
4.13%, 5/11/2035	75,000	78,049
4.30%, 9/22/2019	25,000	26,312
4.38%, 5/11/2045	250,000	260,543
5.50%, 3/25/2040	25,000	30,200
Statoil ASA:
1.95%, 11/8/2018	25,000	25,066
2.65%, 1/15/2024	75,000	74,114
3.70%, 3/1/2024	100,000	104,982
3.95%, 5/15/2043	50,000	49,330
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	25,564
6.50%, 6/15/2038	50,000	63,920
Total Capital International SA:
2.10%, 6/19/2019	250,000	251,938
3.75%, 4/10/2024	25,000	26,354
Total Capital SA 2.13%, 8/10/2018	25,000	25,146
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	48,939
6.13%, 2/1/2020	25,000	27,415
6.63%, 6/15/2037	50,000	61,700

		8,435,379

Oil & Gas Services – 0.1%
Baker Hughes, Inc. 3.20%, 8/15/2021	8,000	8,211
Halliburton Co.:
4.85%, 11/15/2035	150,000	159,470
5.00%, 11/15/2045	35,000	37,300
7.45%, 9/15/2039	25,000	34,209
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	72,400

		311,590

Packaging & Containers – 0.0%(a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	48,715

Pharmaceuticals – 1.3%
Abbott Laboratories 2.95%, 3/15/2025	75,000	73,046
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	324,028
2.50%, 5/14/2020	25,000	25,274
2.90%, 11/6/2022	25,000	25,240
3.20%, 5/14/2026	200,000	197,850
4.30%, 5/14/2036	50,000	51,538
4.40%, 11/6/2042	50,000	51,316
4.45%, 5/14/2046	150,000	155,149
4.50%, 5/14/2035	50,000	52,690
Allergan Funding SCS:
3.00%, 3/12/2020	75,000	76,584
3.45%, 3/15/2022	200,000	206,402
3.80%, 3/15/2025	75,000	77,583
3.85%, 6/15/2024	50,000	52,084
4.55%, 3/15/2035	100,000	106,717
4.75%, 3/15/2045	75,000	80,907
AstraZeneca PLC:
1.75%, 11/16/2018	100,000	100,024
2.38%, 6/12/2022	100,000	99,905
3.38%, 11/16/2025	35,000	35,731
4.00%, 9/18/2042	25,000	25,365
6.45%, 9/15/2037	25,000	33,784
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	25,388
4.00%, 6/23/2025	25,000	26,081
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	25,000	25,060
3.25%, 8/1/2042	50,000	45,499
Cardinal Health, Inc.:
2.40%, 11/15/2019	50,000	50,292
2.62%, 6/15/2022	150,000	150,261
3.41%, 6/15/2027	50,000	50,139
4.90%, 9/15/2045	25,000	27,553
Eli Lilly & Co.:
2.35%, 5/15/2022	50,000	50,172
3.10%, 5/15/2027	24,000	24,193
5.55%, 3/15/2037	25,000	30,801
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	25,071
3.00%, 7/15/2023	150,000	149,730
3.30%, 2/25/2021	25,000	25,577
4.50%, 2/25/2026	75,000	79,541

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pharmaceuticals – (continued)
4.80%, 7/15/2046	$150,000	$153,326
6.13%, 11/15/2041	25,000	29,845
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,392
4.20%, 3/18/2043	25,000	26,793
6.38%, 5/15/2038	50,000	68,513
Johnson & Johnson:
1.65%, 3/1/2021	50,000	49,500
2.45%, 3/1/2026	30,000	29,258
3.38%, 12/5/2023	25,000	26,656
3.55%, 3/1/2036	150,000	154,796
3.63%, 3/3/2037	100,000	104,675
3.70%, 3/1/2046	50,000	51,331
3.75%, 3/3/2047	100,000	103,948
4.50%, 12/5/2043	50,000	57,546
McKesson Corp.:
2.28%, 3/15/2019	75,000	75,391
2.85%, 3/15/2023	25,000	24,952
4.88%, 3/15/2044	25,000	27,466
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	27,619
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	50,406
2.40%, 9/15/2022	25,000	25,209
2.75%, 2/10/2025	325,000	323,567
3.60%, 9/15/2042	25,000	24,403
3.70%, 2/10/2045	50,000	49,663
Mylan NV:
3.00%, 12/15/2018	100,000	101,369
3.15%, 6/15/2021	80,000	81,386
Novartis Capital Corp.:
1.80%, 2/14/2020	125,000	124,965
2.40%, 5/17/2022	50,000	50,390
3.00%, 11/20/2025	25,000	25,260
3.10%, 5/17/2027	30,000	30,386
3.40%, 5/6/2024	25,000	26,095
4.00%, 11/20/2045	50,000	52,258
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	25,000	26,315
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	51,563
Pfizer, Inc.:
1.45%, 6/3/2019	100,000	99,594
2.10%, 5/15/2019	25,000	25,223
2.20%, 12/15/2021	200,000	200,398
3.00%, 12/15/2026	150,000	150,531
3.40%, 5/15/2024	25,000	26,190
4.00%, 12/15/2036	150,000	159,022
7.20%, 3/15/2039	75,000	112,185
Sanofi 4.00%, 3/29/2021	25,000	26,592
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	150,000	149,308
2.40%, 9/23/2021	50,000	49,493
2.88%, 9/23/2023	100,000	99,023
3.20%, 9/23/2026	30,000	29,389
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	24,974
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	50,000	49,792
1.70%, 7/19/2019	200,000	198,184
2.20%, 7/21/2021	50,000	49,055
3.15%, 10/1/2026	25,000	23,755
4.10%, 10/1/2046	25,000	22,981
Wyeth LLC 6.00%, 2/15/2036	25,000	32,056
Zoetis, Inc. 4.70%, 2/1/2043	25,000	27,201

		6,271,763

Pipelines – 0.9%
Buckeye Partners L.P. 4.88%, 2/1/2021	25,000	26,497
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	153,640
Enable Midstream Partners L.P. 4.40%, 3/15/2027	50,000	50,330
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	26,166
Enbridge, Inc.:
2.90%, 7/15/2022(e)	50,000	50,021
3.70%, 7/15/2027(e)	50,000	49,993
4.25%, 12/1/2026	50,000	52,123
Energy Transfer L.P.:
4.20%, 4/15/2027	50,000	49,904
4.75%, 1/15/2026	225,000	234,463
5.15%, 2/1/2043	25,000	23,744
5.15%, 3/15/2045	225,000	217,885
5.20%, 2/1/2022	100,000	107,590
6.70%, 7/1/2018	50,000	52,150
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	25,000	25,905
5.45%, 6/1/2047	50,000	50,202
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	75,744
3.75%, 2/15/2025	75,000	77,200
3.95%, 2/15/2027	200,000	207,444
4.85%, 3/15/2044	50,000	52,941
4.90%, 5/15/2046	50,000	53,893
Series N, 6.50%, 1/31/2019	25,000	26,689
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	25,607
5.40%, 9/1/2044	25,000	25,487
Kinder Morgan, Inc.:
3.05%, 12/1/2019	225,000	228,728
4.30%, 6/1/2025	50,000	51,859
5.05%, 2/15/2046	50,000	50,186
5.30%, 12/1/2034	200,000	206,450
5.55%, 6/1/2045	150,000	159,011

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pipelines – (continued)
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	$50,000	$55,278
MPLX L.P.:
4.88%, 6/1/2025	50,000	53,091
5.20%, 3/1/2047	100,000	103,087
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,221
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,717
4.90%, 10/1/2046	10,000	9,874
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,376
4.50%, 12/15/2026	50,000	50,792
4.65%, 10/15/2025	50,000	51,304
4.70%, 6/15/2044	25,000	22,751
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028(c)	100,000	100,896
5.63%, 2/1/2021	95,000	103,477
5.63%, 3/1/2025	200,000	220,293
5.75%, 5/15/2024	75,000	83,573
Spectra Energy Partners L.P. 2.95%, 9/25/2018	25,000	25,284
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	25,000	24,534
5.35%, 5/15/2045	25,000	24,637
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	99,878
4.63%, 3/1/2034	250,000	273,962
7.63%, 1/15/2039	25,000	36,481
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	257,742
Western Gas Partners L.P. 5.45%, 4/1/2044	25,000	26,155
Williams Partners L.P.:
3.60%, 3/15/2022	100,000	102,192
3.90%, 1/15/2025	50,000	50,582
5.10%, 9/15/2045	125,000	129,502
5.25%, 3/15/2020	25,000	26,898
Williams Partners L.P./ACMP Finance Corp. 4.88%, 5/15/2023	50,000	51,914

		4,455,343

Real Estate – 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	53,373
Prologis L.P.:
3.75%, 11/1/2025	50,000	52,109
4.25%, 8/15/2023	150,000	162,091

		267,573

Real Estate Investment Trusts – 0.7%
American Tower Corp.:
2.25%, 1/15/2022	100,000	97,753
3.13%, 1/15/2027	100,000	95,924
3.38%, 10/15/2026	75,000	73,390
3.40%, 2/15/2019	25,000	25,515
3.50%, 1/31/2023	50,000	51,171
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,286
Series GMTN, 2.95%, 5/11/2026	50,000	48,759
Series MTN, 3.90%, 10/15/2046	50,000	48,236
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	141,532
3.65%, 2/1/2026	100,000	101,373
3.85%, 2/1/2023	75,000	78,737
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	49,332
4.13%, 6/15/2026	50,000	49,706
Care Capital Properties L.P. 5.13%, 8/15/2026	25,000	25,299
CBL & Associates L.P. 5.95%, 12/15/2026	50,000	49,454
Crown Castle International Corp.:
3.70%, 6/15/2026	15,000	15,123
4.00%, 3/1/2027	20,000	20,622
4.75%, 5/15/2047	100,000	102,310
5.25%, 1/15/2023	100,000	111,011
DDR Corp. 3.50%, 1/15/2021	25,000	25,284
Digital Realty Trust L.P. 3.95%, 7/1/2022	25,000	26,020
EPR Properties 4.50%, 6/1/2027	50,000	50,235
ERP Operating L.P. 2.38%, 7/1/2019	50,000	50,278
Essex Portfolio L.P. 3.63%, 5/1/2027	50,000	49,901
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	49,251
HCP, Inc.:
2.63%, 2/1/2020	25,000	25,152
3.88%, 8/15/2024	50,000	50,890
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	50,000	50,004
3.50%, 8/1/2026	25,000	24,371
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	49,900
Hospitality Properties Trust:
4.50%, 6/15/2023	25,000	26,198
4.95%, 2/15/2027	70,000	72,928
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	50,701
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	46,296
3.80%, 4/1/2027	25,000	25,013

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Real Estate Investment Trusts – (continued)
Mid-America Apartments L.P. 3.60%, 6/1/2027	$50,000	$49,884
National Retail Properties, Inc. 3.60%, 12/15/2026	50,000	49,438
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	153,799
Realty Income Corp. 4.13%, 10/15/2026	50,000	51,681
Regency Centers L.P. 4.40%, 2/1/2047	50,000	49,746
Select Income REIT 4.25%, 5/15/2024	50,000	49,610
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	350,885
2.63%, 6/15/2022	100,000	100,204
4.25%, 11/30/2046	50,000	49,726
Tanger Properties L.P. 3.88%, 7/15/2027(e)	50,000	49,699
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,635
Series MTN, 3.50%, 7/1/2027	50,000	49,504
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	50,074
4.38%, 2/1/2045	75,000	74,007
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	10,000	10,095
4.13%, 6/1/2021	5,000	5,208
4.60%, 2/6/2024	5,000	5,213
4.88%, 6/1/2026	10,000	10,565
Welltower, Inc.:
4.00%, 6/1/2025	175,000	181,198
5.25%, 1/15/2022	50,000	54,866
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	27,265

		3,329,257

Retail – 0.9%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,442
AutoZone, Inc. 3.75%, 6/1/2027	100,000	100,218
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	149,676
CVS Health Corp.:
2.13%, 6/1/2021	100,000	98,884
2.25%, 12/5/2018	50,000	50,310
2.80%, 7/20/2020	20,000	20,362
2.88%, 6/1/2026	210,000	203,448
3.38%, 8/12/2024	25,000	25,404
3.88%, 7/20/2025	20,000	20,839
4.00%, 12/5/2023	25,000	26,405
4.88%, 7/20/2035	45,000	50,115
5.13%, 7/20/2045	185,000	212,152
Darden Restaurants, Inc. 3.85%, 5/1/2027	15,000	15,236
Dollar General Corp. 4.15%, 11/1/2025	25,000	26,358
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,167
2.00%, 4/1/2021	100,000	99,779
2.25%, 9/10/2018	25,000	25,204
2.63%, 6/1/2022	150,000	152,271
3.00%, 4/1/2026	50,000	50,277
3.75%, 2/15/2024	25,000	26,617
3.90%, 6/15/2047	50,000	50,679
4.25%, 4/1/2046	35,000	37,587
5.95%, 4/1/2041	50,000	65,967
Kohl’s Corp. 5.55%, 7/17/2045	20,000	18,313
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	200,000	197,890
2.50%, 4/15/2026	50,000	48,039
3.38%, 9/15/2025	25,000	25,759
3.70%, 4/15/2046	50,000	48,142
4.25%, 9/15/2044	25,000	26,107
4.38%, 9/15/2045	25,000	26,532
4.65%, 4/15/2042	25,000	27,582
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	23,029
4.50%, 12/15/2034	50,000	41,429
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	25,000	24,999
Series MTN, 2.75%, 12/9/2020	25,000	25,475
Series MTN, 3.50%, 3/1/2027	50,000	50,815
Series MTN, 3.70%, 1/30/2026	75,000	77,761
Series MTN, 4.70%, 12/9/2035	150,000	165,280
Series MTN, 4.88%, 12/9/2045	100,000	111,174
QVC, Inc. 5.45%, 8/15/2034	50,000	47,930
Starbucks Corp. 3.85%, 10/1/2023	25,000	26,901
Target Corp.:
2.30%, 6/26/2019	275,000	278,116
2.50%, 4/15/2026	50,000	47,426
4.00%, 7/1/2042	50,000	49,462
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	46,480
Wal-Mart Stores, Inc.:
1.95%, 12/15/2018	25,000	25,157
3.30%, 4/22/2024	325,000	339,651
4.00%, 4/11/2043	275,000	290,161
4.30%, 4/22/2044	30,000	33,139
4.88%, 7/8/2040	50,000	58,980
5.00%, 10/25/2040	50,000	60,011
5.25%, 9/1/2035	25,000	30,568
6.20%, 4/15/2038	25,000	33,911
Walgreen Co. 3.10%, 9/15/2022	25,000	25,503

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Retail – (continued)
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	$200,000	$206,194
4.50%, 11/18/2034	25,000	26,152
4.65%, 6/1/2046	25,000	26,151

		4,148,616

Semiconductors – 0.4%
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	26,612
4.35%, 4/1/2047	100,000	106,318
5.10%, 10/1/2035	50,000	58,655
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020(c)	100,000	100,202
3.00%, 1/15/2022(c)	100,000	101,005
3.63%, 1/15/2024(c)	100,000	102,548
3.88%, 1/15/2027(c)	100,000	102,677
Intel Corp.:
2.35%, 5/11/2022	50,000	50,039
2.45%, 7/29/2020	100,000	101,606
2.60%, 5/19/2026	225,000	217,786
3.30%, 10/1/2021	25,000	26,106
4.10%, 5/19/2046	20,000	20,657
4.10%, 5/11/2047	100,000	103,855
4.80%, 10/1/2041	50,000	57,192
Lam Research Corp. 2.75%, 3/15/2020	25,000	25,364
NVIDIA Corp. 3.20%, 9/16/2026	50,000	49,561
QUALCOMM, Inc.:
2.10%, 5/20/2020	15,000	15,072
2.25%, 5/20/2020	150,000	151,159
2.60%, 1/30/2023	200,000	199,358
2.90%, 5/20/2024	50,000	49,866
3.25%, 5/20/2027	50,000	50,101
3.45%, 5/20/2025	50,000	51,387
4.30%, 5/20/2047	50,000	51,026
4.80%, 5/20/2045	25,000	27,450
Xilinx, Inc. 2.95%, 6/1/2024	50,000	50,130

		1,895,732

Software – 0.8%
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	25,619
Autodesk, Inc. 3.50%, 6/15/2027	50,000	49,270
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,993
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	193,898
3.63%, 10/15/2020	50,000	52,206
3.88%, 6/5/2024	25,000	26,211
Fiserv, Inc. 2.70%, 6/1/2020	100,000	101,119
Microsoft Corp.:
1.10%, 8/8/2019	100,000	98,888
1.55%, 8/8/2021	200,000	195,624
1.85%, 2/6/2020	250,000	250,625
2.00%, 11/3/2020	150,000	150,457
2.00%, 8/8/2023	50,000	48,720
2.40%, 2/6/2022	50,000	50,475
2.40%, 8/8/2026	200,000	192,382
3.13%, 11/3/2025	50,000	51,044
3.30%, 2/6/2027	30,000	30,893
3.45%, 8/8/2036	50,000	49,984
3.63%, 12/15/2023	25,000	26,527
3.70%, 8/8/2046	200,000	197,610
3.95%, 8/8/2056	75,000	74,700
4.00%, 2/12/2055	75,000	76,072
4.10%, 2/6/2037	250,000	269,865
4.20%, 11/3/2035	65,000	70,816
4.45%, 11/3/2045	25,000	27,774
5.20%, 6/1/2039	50,000	60,899
Series 30Y, 4.25%, 2/6/2047	150,000	161,979
Oracle Corp.:
1.90%, 9/15/2021	200,000	198,268
2.25%, 10/8/2019	75,000	75,920
2.38%, 1/15/2019	25,000	25,292
2.40%, 9/15/2023	200,000	197,382
2.50%, 5/15/2022	50,000	50,475
2.65%, 7/15/2026	45,000	43,491
2.95%, 5/15/2025	10,000	10,031
3.85%, 7/15/2036	150,000	154,600
3.90%, 5/15/2035	5,000	5,173
4.00%, 7/15/2046	180,000	181,985
4.30%, 7/8/2034	200,000	216,724
4.38%, 5/15/2055	10,000	10,486

		3,729,477

Telecommunications – 1.4%
America Movil SAB de CV 4.38%, 7/16/2042	50,000	50,434
AT&T, Inc.:
2.30%, 3/11/2019	25,000	25,146
2.45%, 6/30/2020	250,000	251,255
2.80%, 2/17/2021	325,000	327,698
3.60%, 2/17/2023	125,000	127,670
3.90%, 3/11/2024	25,000	25,633
4.13%, 2/17/2026	350,000	358,680
4.45%, 4/1/2024	25,000	26,337
4.50%, 5/15/2035	300,000	294,852
4.55%, 3/9/2049	208,000	196,500
4.75%, 5/15/2046	30,000	29,468
4.80%, 6/15/2044	50,000	49,483
5.25%, 3/1/2037	400,000	425,872
5.65%, 2/15/2047	150,000	166,210
6.30%, 1/15/2038	50,000	58,980
British Telecommunications PLC 2.35%, 2/14/2019	75,000	75,432
Cisco Systems, Inc.:
1.40%, 9/20/2019	200,000	198,480
1.85%, 9/20/2021	200,000	197,588
2.13%, 3/1/2019	25,000	25,189
2.20%, 2/28/2021	100,000	100,533

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Telecommunications – (continued)
3.00%, 6/15/2022	$25,000	$25,750
3.50%, 6/15/2025	25,000	26,183
3.63%, 3/4/2024	25,000	26,430
5.50%, 1/15/2040	50,000	62,447
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	100,000	107,719
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	25,151
Orange SA:
1.63%, 11/3/2019	150,000	148,546
2.75%, 2/6/2019	25,000	25,291
5.38%, 7/8/2019	100,000	106,471
5.50%, 2/6/2044	50,000	59,606
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	30,185
5.00%, 3/15/2044	50,000	56,851
Telefonica Emisiones SAU:
5.21%, 3/8/2047	300,000	323,700
7.05%, 6/20/2036	25,000	32,925
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,251
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	107,901
Verizon Communications, Inc.:
1.75%, 8/15/2021	350,000	338,667
2.63%, 8/15/2026	50,000	46,140
3.00%, 11/1/2021	50,000	50,680
3.13%, 3/16/2022	150,000	152,124
3.50%, 11/1/2024	50,000	50,467
4.27%, 1/15/2036	28,000	27,021
4.40%, 11/1/2034	250,000	248,388
4.50%, 9/15/2020	250,000	267,085
4.52%, 9/15/2048	25,000	23,693
4.67%, 3/15/2055	250,000	234,627
4.81%, 3/15/2039(c)	100,000	101,100
4.86%, 8/21/2046	250,000	249,748
5.01%, 4/15/2049(c)	53,000	53,638
5.05%, 3/15/2034	135,000	142,783
5.15%, 9/15/2023	50,000	55,567
5.25%, 3/16/2037	150,000	161,199
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	49,644
2.95%, 2/19/2023	125,000	125,881
4.38%, 2/19/2043	75,000	74,168

		6,664,467

Toys/Games/Hobbies – 0.0%(a)
Mattel, Inc. 2.35%, 5/6/2019	25,000	25,005

Transportation – 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	104,034
3.75%, 4/1/2024	25,000	26,509
3.90%, 8/1/2046	100,000	101,766
4.45%, 3/15/2043	50,000	54,404
4.55%, 9/1/2044	50,000	55,368
4.90%, 4/1/2044	125,000	144,816
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	99,061
2.95%, 11/21/2024	50,000	50,884
3.20%, 8/2/2046	25,000	22,845
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	33,381
CSX Corp.:
3.25%, 6/1/2027	50,000	50,448
3.40%, 8/1/2024	25,000	25,805
4.10%, 3/15/2044	75,000	76,837
FedEx Corp.:
3.90%, 2/1/2035	200,000	199,254
4.00%, 1/15/2024	25,000	26,733
4.55%, 4/1/2046	100,000	104,920
4.75%, 11/15/2045	25,000	27,112
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	147,648
3.00%, 4/1/2022	25,000	25,564
3.15%, 6/1/2027	50,000	49,894
4.45%, 6/15/2045	19,000	20,383
4.80%, 8/15/2043	25,000	28,150
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	25,000	25,172
Series MTN, 2.80%, 3/1/2022	100,000	100,730
Series MTN, 3.45%, 11/15/2021	100,000	103,086
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	49,350
3.80%, 10/1/2051	52,000	50,862
4.05%, 3/1/2046	175,000	180,941
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	50,172
2.40%, 11/15/2026	30,000	28,901
2.45%, 10/1/2022	125,000	126,144

		2,191,174

Trucking & Leasing – 0.0%(a)
GATX Corp.:
2.50%, 3/15/2019	50,000	50,351
3.85%, 3/30/2027	50,000	50,391

		100,742

Water – 0.0%(a)
American Water Capital Corp.:
3.40%, 3/1/2025	25,000	25,830
4.30%, 12/1/2042	25,000	27,011

		52,841

TOTAL CORPORATE BONDS & NOTES (Cost $127,674,845)		128,285,531

FOREIGN GOVERNMENT OBLIGATIONS – 2.8%
Austria – 0.0%(a)
Oesterreichische Kontrollbank AG 1.88%, 1/20/2021	100,000	99,749

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Canada – 0.5%
Canada Government International Bond 1.63%, 2/27/2019	$300,000	$301,095
Export Development Canada:
1.00%, 9/13/2019	150,000	148,185
1.38%, 10/21/2021	50,000	48,765
1.50%, 5/26/2021	50,000	49,271
2.00%, 5/17/2022	50,000	49,929
Province of Alberta Canada 1.90%, 12/6/2019	50,000	50,106
Province of British Columbia Canada:
2.25%, 6/2/2026	150,000	145,600
2.65%, 9/22/2021	50,000	51,248
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	237,522
Province of Ontario Canada:
1.25%, 6/17/2019	200,000	198,258
1.63%, 1/18/2019	100,000	99,982
1.88%, 5/21/2020	250,000	249,762
2.40%, 2/8/2022	100,000	100,819
2.50%, 9/10/2021	25,000	25,345
2.50%, 4/27/2026	100,000	98,384
4.40%, 4/14/2020	50,000	53,324
Province of Quebec Canada:
2.50%, 4/20/2026	250,000	245,842
2.63%, 2/13/2023	250,000	253,715
2.75%, 8/25/2021	50,000	51,241
2.75%, 4/12/2027	100,000	99,545

		2,557,938

Chile – 0.0%(a)
Chile Government International Bond:
3.13%, 1/21/2026	50,000	50,994
3.86%, 6/21/2047	50,000	50,277

		101,271

Colombia – 0.1%
Colombia Government International Bond:
4.00%, 2/26/2024	275,000	285,189
5.00%, 6/15/2045	200,000	201,342
5.63%, 2/26/2044	200,000	218,630

		705,161

Germany – 0.2%
FMS Wertmanagement AoeR 1.75%, 1/24/2020	200,000	200,220
Kreditanstalt fuer Wiederaufbau:
1.25%, 9/30/2019	200,000	198,404
1.63%, 5/29/2020	250,000	249,280
1.75%, 3/31/2020	150,000	150,141
2.13%, 3/7/2022	250,000	250,957
Landwirtschaftliche Rentenbank Series 36, 2.00%, 12/6/2021	150,000	149,889

		1,198,891

Hungary – 0.1%
Hungary Government International Bond:
5.38%, 3/25/2024	150,000	168,783
6.38%, 3/29/2021	150,000	168,618

		337,401

Israel – 0.0%(a)
Israel Government International Bond:
2.88%, 3/16/2026	100,000	99,454
4.00%, 6/30/2022	50,000	53,589

		153,043

Italy – 0.0%(a)
Italy Government International Bond 5.38%, 6/15/2033	50,000	57,001

Japan – 0.2%
Japan Bank for International Cooperation:
1.50%, 7/21/2021	25,000	24,159
1.75%, 7/31/2018	100,000	100,037
1.88%, 4/20/2021	225,000	221,281
2.38%, 4/20/2026	200,000	193,942
2.50%, 6/1/2022	200,000	200,806

		740,225

Mexico – 0.3%
Mexico Government International Bond:
3.63%, 3/15/2022	100,000	103,755
4.00%, 10/2/2023	80,000	83,697
4.13%, 1/21/2026	125,000	130,001
4.15%, 3/28/2027	200,000	207,132
5.55%, 1/21/2045	300,000	335,385
6.05%, 1/11/2040	30,000	35,368
Series GMTN, 3.50%, 1/21/2021	200,000	207,914
Series MTN, 4.75%, 3/8/2044	100,000	100,119

		1,203,371

Panama – 0.1%
Panama Government International Bond:
3.88%, 3/17/2028	200,000	205,022
6.70%, 1/26/2036	50,000	64,325

		269,347

Peru – 0.1%
Peruvian Government International Bond:
4.13%, 8/25/2027	150,000	163,155
5.63%, 11/18/2050	50,000	60,670
6.55%, 3/14/2037	25,000	32,864

		256,689

Philippines – 0.1%
Philippine Government International Bond:
3.95%, 1/20/2040	100,000	104,251

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Philippines – (continued)
4.00%, 1/15/2021	$100,000	$106,518
4.20%, 1/21/2024	100,000	109,360
5.00%, 1/13/2037	150,000	177,536
7.75%, 1/14/2031	100,000	144,234

		641,899

Poland – 0.1%
Poland Government International Bond:
3.00%, 3/17/2023	50,000	50,832
3.25%, 4/6/2026	25,000	25,419
4.00%, 1/22/2024	150,000	160,370
5.00%, 3/23/2022	50,000	55,511

		292,132

South Korea – 0.1%
Export-Import Bank of Korea:
2.13%, 2/11/2021	100,000	98,346
2.38%, 4/21/2027	25,000	23,427
3.25%, 11/10/2025	150,000	151,317
5.13%, 6/29/2020	100,000	107,597
Korea Development Bank 2.50%, 1/13/2021	100,000	99,612
Korea International Bond 7.13%, 4/16/2019	100,000	108,996

		589,295

Sweden – 0.1%
Svensk Exportkredit AB:
1.13%, 8/28/2019	150,000	148,149
1.25%, 4/12/2019	100,000	99,345

		247,494

Supranational – 0.8%
African Development Bank:
Series GDIC, 1.88%, 3/16/2020	200,000	200,924
Series GDIF, 1.00%, 11/2/2018	25,000	24,842
Asian Development Bank:
1.75%, 6/8/2021	100,000	99,464
2.00%, 2/16/2022	150,000	149,977
2.63%, 1/12/2027	50,000	50,729
Council Of Europe Development Bank 1.88%, 1/27/2020	100,000	100,494
European Bank for Reconstruction & Development 1.13%, 8/24/2020	100,000	97,995
European Investment Bank:
1.25%, 12/16/2019	375,000	371,437
1.63%, 6/15/2021	150,000	148,277
1.75%, 5/15/2020	400,000	400,032
2.13%, 4/13/2026	100,000	97,480
Inter-American Development Bank:
1.00%, 5/13/2019	125,000	123,848
1.63%, 5/12/2020	200,000	199,560
1.88%, 3/15/2021	250,000	250,270
2.13%, 1/18/2022	100,000	100,617
International Bank for Reconstruction & Development:
2.00%, 1/26/2022	300,000	300,024
Series GDIF, 1.13%, 11/27/2019	50,000	49,444
Series GDIF, 1.25%, 7/26/2019	350,000	347,945
Series GDIF, 1.38%, 9/20/2021	300,000	293,196
Series GDIF, 1.88%, 4/21/2020	200,000	201,000
International Finance Corp. 2.13%, 4/7/2026	100,000	97,491
Nordic Investment Bank 2.13%, 2/1/2022	200,000	201,100

		3,906,146

Uruguay – 0.0%(a)
Uruguay Government International Bond:
4.38%, 10/27/2027	25,000	26,552
5.10%, 6/18/2050	175,000	178,181

		204,733

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,554,370)		13,561,786

U.S. GOVERNMENT AGENCY OBLIGATIONS – 29.9%
Federal Farm Credit Banks:
1.50%, 12/19/2019	50,000	49,846
1.55%, 1/10/2020	300,000	299,676
3.50%, 12/20/2023	50,000	53,673
Federal Home Loan Bank:
0.88%, 10/1/2018	200,000	198,754
1.13%, 6/21/2019	225,000	223,659
1.13%, 7/14/2021	100,000	97,439
1.25%, 1/16/2019	250,000	249,415
1.38%, 11/15/2019	750,000	747,795
1.38%, 2/18/2021	100,000	98,844
1.88%, 3/8/2019	50,000	50,383
1.88%, 11/29/2021	200,000	200,340
2.25%, 6/11/2021	75,000	76,089
2.88%, 9/13/2024	50,000	51,804
5.50%, 7/15/2036	35,000	47,524
Federal Home Loan Mortgage Corp.:
0.88%, 10/12/2018	750,000	745,402
0.88%, 7/19/2019	50,000	49,427
1.05%, 7/27/2018	150,000	149,556
1.10%, 9/13/2018	25,000	24,903
1.25%, 7/26/2019	250,000	248,855
1.25%, 8/1/2019	100,000	99,587
1.25%, 10/2/2019	75,000	74,618
1.63%, 10/25/2019	50,000	49,977
1.75%, 6/29/2020	50,000	49,973
1.80%, 4/28/2020	50,000	49,990
2.38%, 1/13/2022	325,000	331,682

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
2.50%, 10/1/2029	$62,806	$63,461
2.50%, 1/1/2031	121,747	122,531
2.50%, 5/1/2031	196,168	197,387
2.50%, 6/1/2031	356,078	358,291
2.50%, 10/1/2031	325,522	327,545
2.50%, 12/1/2031	376,389	378,728
3.00%, 12/1/2030	159,666	164,063
3.00%, 5/1/2031	128,642	132,156
3.00%, 12/1/2031	611,603	628,314
3.00%, 2/1/2032	2,420,844	2,487,373
3.00%, 5/1/2032	983,516	1,010,346
3.00%, 5/1/2035	84,912	86,275
3.00%, 6/1/2036	366,936	372,109
3.00%, 6/1/2045	125,063	125,117
3.00%, 8/1/2045	254,332	254,444
3.00%, 4/1/2046	554,860	554,072
3.00%, 6/1/2046	185,991	185,726
3.00%, 8/1/2046	946,009	944,665
3.00%, 9/1/2046	309,810	309,370
3.00%, 10/1/2046	528,754	528,003
3.00%, 11/1/2046	1,674,961	1,672,583
3.00%, 12/1/2046	511,065	510,339
3.00%, 1/1/2047	1,075,899	1,074,371
3.00%, 2/1/2047	1,969,127	1,966,820
3.50%, 11/1/2034	372,576	388,393
3.50%, 3/1/2037	488,301	506,503
3.50%, 4/1/2042	399,087	412,235
3.50%, 8/1/2043	842,585	869,254
3.50%, 11/1/2044	73,250	75,421
3.50%, 1/1/2045	95,076	97,735
3.50%, 7/1/2045	161,216	166,039
3.50%, 10/1/2045	95,383	98,051
3.50%, 12/1/2045	1,088,124	1,118,558
3.50%, 1/1/2046	140,983	144,949
3.50%, 3/1/2046	291,079	299,226
3.50%, 4/1/2046	430,957	443,019
3.50%, 6/1/2046	495,213	509,074
3.50%, 12/1/2046	1,447,550	1,488,065
3.50%, 2/1/2047	979,802	1,007,364
3.50%, 3/1/2047	984,238	1,011,783
3.50%, 4/1/2047	642,249	660,223
3.50%, 6/1/2047	673,314	692,157
3.75%, 3/27/2019	150,000	156,007
4.00%, 4/1/2025	81,637	85,452
4.00%, 4/1/2042	57,776	61,038
4.00%, 6/1/2042	146,067	154,274
4.00%, 12/1/2044	77,250	81,321
4.00%, 4/1/2045	63,199	66,514
4.00%, 10/1/2045	141,545	148,971
4.00%, 12/1/2045	237,609	250,074
4.00%, 1/1/2046	966,000	1,017,089
4.00%, 2/1/2046	362,454	381,623
4.00%, 1/1/2047	960,784	1,011,597
4.00%, 2/1/2047	485,084	510,869
4.00%, 6/1/2047	996,935	1,049,928
4.50%, 5/1/2044	167,710	179,688
4.50%, 12/1/2045	854,986	916,049
4.50%, 9/1/2046	657,126	704,995
5.00%, 7/1/2041	244,518	266,230
5.50%, 8/1/2038	748,898	827,563
6.00%, 7/1/2040	271,134	303,151
6.25%, 7/15/2032	210,000	298,103
Series K005, Class A2, 4.32%, 11/25/2019	200,000	210,462
Series K025, Class A2, 2.68%, 10/25/2022	125,000	127,226
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,824
Series K040, Class A2, 3.24%, 9/25/2024	75,000	78,158
Series K049, Class A2, 3.01%, 7/25/2025	200,000	204,516
Series K054, Class A2, 2.75%, 1/25/2026	500,000	499,415
Series K062, Class A2, 3.41%, 12/25/2026	400,000	417,920
Series K716, Class A2, 3.13%, 6/25/2021	250,000	259,592
Series K718, Class A2, 2.79%, 1/25/2022	500,000	512,865
TBA, 3.00%, 7/1/2032(e)	300,000	308,062
TBA, 3.50%, 7/1/2047(e)	475,000	487,933
TBA, 4.00%, 7/1/2047(e)	1,100,000	1,156,719
Federal National Mortgage Association:
1.00%, 8/28/2019	200,000	198,020
1.00%, 10/24/2019	200,000	197,790
1.13%, 7/20/2018	600,000	598,518
1.25%, 5/6/2021	275,000	270,094
1.38%, 1/28/2019	750,000	749,692
1.38%, 10/7/2021	325,000	318,828
1.50%, 6/22/2020	100,000	99,743
1.75%, 9/12/2019	75,000	75,454
1.88%, 9/24/2026	500,000	474,565
2.00%, 1/5/2022	150,000	150,606
2.00%, 11/1/2031	190,138	186,415
2.13%, 4/24/2026	50,000	48,755
2.50%, 3/1/2029	367,973	371,995
2.50%, 2/1/2031	187,658	188,763
2.50%, 10/1/2031	305,736	307,491
2.50%, 12/1/2031	545,485	548,617
2.50%, 1/1/2032	183,370	184,450
3.00%, 10/1/2028	130,794	134,481
3.00%, 8/1/2029	66,196	68,028
3.00%, 5/1/2030	419,400	431,292
3.00%, 6/1/2030	88,555	90,942
3.00%, 9/1/2030	69,949	71,834
3.00%, 11/1/2030	145,141	149,053
3.00%, 12/1/2030	103,500	106,290
3.00%, 4/1/2031	361,063	370,703
3.00%, 12/1/2031	543,924	558,446
3.00%, 2/1/2032	2,216,536	2,275,671
3.00%, 5/1/2032	883,968	907,528
3.00%, 6/1/2036	112,267	113,932
3.00%, 8/1/2036	558,737	567,021
3.00%, 10/1/2036	285,566	289,800
3.00%, 12/1/2036	483,363	490,529

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
3.00%, 6/1/2043	$367,844	$369,392
3.00%, 7/1/2043	108,805	109,247
3.00%, 1/1/2045	1,542,386	1,548,663
3.00%, 9/1/2045	105,899	106,014
3.00%, 11/1/2045	822,414	823,309
3.00%, 12/1/2045	144,091	144,248
3.00%, 5/1/2046	1,021,844	1,021,133
3.00%, 7/1/2046	1,171,608	1,170,792
3.00%, 10/1/2046	289,216	289,014
3.00%, 11/1/2046	1,452,455	1,451,443
3.00%, 12/1/2046	1,146,034	1,145,236
3.00%, 1/1/2047	3,136,358	3,134,173
3.00%, 2/1/2047	983,122	982,438
3.50%, 11/1/2025	63,351	65,963
3.50%, 1/1/2027	72,970	75,979
3.50%, 5/1/2029	75,102	78,214
3.50%, 10/1/2029	58,522	60,947
3.50%, 2/1/2031	787,624	820,167
3.50%, 3/1/2032	536,627	559,356
3.50%, 4/1/2032	737,340	768,570
3.50%, 12/1/2035	78,853	81,958
3.50%, 1/1/2037	484,774	502,584
3.50%, 2/1/2037	732,630	760,028
3.50%, 2/1/2041	162,273	167,601
3.50%, 10/1/2044	59,350	61,087
3.50%, 1/1/2045	170,910	175,798
3.50%, 5/1/2045	71,979	73,975
3.50%, 8/1/2045	232,484	238,930
3.50%, 11/1/2045	94,992	97,626
3.50%, 12/1/2045	1,165,977	1,198,304
3.50%, 1/1/2046	877,798	902,135
3.50%, 2/1/2046	1,026,119	1,054,560
3.50%, 4/1/2046	717,952	737,852
3.50%, 5/1/2046	1,088,590	1,118,762
3.50%, 6/1/2046	293,569	301,706
3.50%, 7/1/2046	679,657	698,495
3.50%, 1/1/2047	928,069	953,792
3.50%, 2/1/2047	931,072	956,862
3.50%, 3/1/2047	984,212	1,011,538
3.50%, 4/1/2047	1,978,095	2,033,016
3.50%, 5/1/2047	743,102	763,733
3.50%, 6/1/2047	996,995	1,024,676
4.00%, 8/1/2018	29,638	30,682
4.00%, 1/1/2019	25,429	26,324
4.00%, 9/1/2019	59,014	61,093
4.00%, 3/1/2021	48,785	50,503
4.00%, 10/1/2033	241,394	256,009
4.00%, 12/1/2040	90,955	96,047
4.00%, 2/1/2043	525,741	555,214
4.00%, 10/1/2043	1,254,824	1,324,716
4.00%, 11/1/2043	431,292	454,333
4.00%, 12/1/2043	396,716	417,910
4.00%, 10/1/2044	98,324	103,472
4.00%, 3/1/2045	92,814	97,668
4.00%, 7/1/2045	87,968	92,569
4.00%, 9/1/2045	369,294	388,609
4.00%, 12/1/2045	189,248	199,147
4.00%, 4/1/2046	447,572	471,150
4.00%, 7/1/2046	558,052	587,450
4.00%, 11/1/2046	870,613	916,477
4.00%, 12/1/2046	945,451	995,257
4.00%, 4/1/2047	1,035,287	1,089,836
4.00%, 7/1/2047	1,100,000	1,157,959
4.50%, 4/1/2018	12,352	12,488
4.50%, 5/1/2020	20,328	20,552
4.50%, 12/1/2040	231,278	249,185
4.50%, 1/1/2042	104,466	112,518
4.50%, 9/1/2043	207,188	223,075
4.50%, 11/1/2043	106,650	114,560
4.50%, 5/1/2044	417,238	447,693
4.50%, 6/1/2044	122,964	131,939
4.50%, 2/1/2046	411,468	443,326
4.50%, 3/1/2046	1,402,833	1,505,230
4.50%, 7/1/2046	578,150	621,653
5.00%, 1/1/2039	888,795	973,670
5.00%, 6/1/2040	436,985	478,072
5.00%, 7/1/2041	75,341	82,605
5.00%, 5/1/2042	86,402	94,526
5.00%, 11/1/2044	1,113,298	1,220,631
5.00%, 1/1/2045	105,155	115,480
5.50%, 2/1/2037	47,619	52,928
5.50%, 4/1/2038	227,743	253,156
5.50%, 9/1/2040	70,065	77,940
5.50%, 9/1/2041	112,186	124,704
5.50%, 5/1/2044	1,262,795	1,404,114
5.63%, 7/15/2037	80,000	110,030
6.63%, 11/15/2030	115,000	164,141
7.25%, 5/15/2030	75,000	111,115
Series 2011-M5, Class A2, 2.94%, 7/25/2021	139,110	143,390
Series 2013-M12, Class APT, 2.47%, 3/25/2023(b)	38,276	38,356
Series 2013-M3, Class A2, 2.51%, 11/25/2022(b)	150,000	150,783
Series 2014-M3, Class A2, 3.50%, 1/25/2024(b)	50,000	52,677
Series 2015-M8, Class A2, 2.90%, 1/25/2025(b)	250,000	253,522
TBA, 2.50%, 7/1/2032(e)	1,000,000	1,005,312
TBA, 3.00%, 7/1/2032(e)	300,000	307,922
TBA, 3.00%, 7/1/2047(e)	1,000,000	998,828
TBA, 3.50%, 7/1/2047(e)	1,150,000	1,180,996
TBA, 4.00%, 7/1/2047(e)	600,000	630,703
Government National Mortgage Association:
3.00%, 1/20/2043	837,659	850,667
3.00%, 5/20/2043	423,919	430,278
3.00%, 12/20/2044	94,491	95,654
3.00%, 3/20/2045	52,532	53,152
3.00%, 4/20/2045	152,602	154,404
3.00%, 6/20/2045	76,796	77,702
3.00%, 7/20/2045	138,398	140,032
3.00%, 8/20/2045	122,411	123,856
3.00%, 4/20/2046	127,739	129,179
3.00%, 5/20/2046	219,596	222,072
3.00%, 7/20/2046	138,332	139,891
3.00%, 8/20/2046	445,659	450,683

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
3.00%, 9/20/2046	$310,179	$313,675
3.00%, 10/20/2046	313,485	317,019
3.00%, 11/20/2046	558,900	565,201
3.00%, 12/20/2046	2,178,048	2,202,602
3.00%, 2/20/2047	1,035,386	1,046,917
3.00%, 4/20/2047	1,491,051	1,507,657
3.00%, 5/20/2047	1,096,575	1,108,979
3.00%, 6/20/2047	500,000	505,656
3.50%, 10/20/2042	683,903	712,126
3.50%, 5/20/2043	101,724	105,774
3.50%, 9/20/2043	70,719	73,535
3.50%, 11/20/2043	543,642	565,286
3.50%, 10/20/2044	77,265	80,199
3.50%, 12/20/2044	53,334	55,359
3.50%, 3/20/2045	50,926	52,815
3.50%, 4/20/2045	151,476	157,094
3.50%, 6/20/2045	101,654	105,424
3.50%, 10/20/2045	108,812	112,848
3.50%, 1/20/2046	1,594,551	1,653,688
3.50%, 3/20/2046	347,330	360,059
3.50%, 4/20/2046	183,646	190,376
3.50%, 5/20/2046	191,493	198,510
3.50%, 6/20/2046	417,390	432,686
3.50%, 7/20/2046	469,886	487,106
3.50%, 10/20/2046	891,952	924,638
3.50%, 11/20/2046	573,560	594,578
3.50%, 1/20/2047	1,327,277	1,375,917
3.50%, 3/20/2047	1,982,683	2,055,787
3.50%, 5/20/2047	1,496,767	1,551,955
3.50%, 6/20/2047	1,000,000	1,036,871
4.00%, 4/15/2040	80,435	84,825
4.00%, 2/20/2042	34,507	36,612
4.00%, 7/20/2042	23,338	24,762
4.00%, 7/15/2044	81,404	85,951
4.00%, 8/20/2044	50,054	52,934
4.00%, 10/20/2044	452,701	478,748
4.00%, 5/15/2045	89,612	94,323
4.00%, 6/15/2045	186,915	196,741
4.00%, 8/20/2045	56,192	59,227
4.00%, 11/20/2045	187,915	198,064
4.00%, 2/20/2046	521,954	550,144
4.00%, 5/20/2046	553,898	583,619
4.00%, 6/20/2046	372,850	392,856
4.00%, 1/20/2047	1,319,800	1,390,617
4.00%, 4/20/2047	1,193,341	1,258,635
4.50%, 1/20/2044	214,444	228,834
4.50%, 11/20/2044	69,251	73,711
4.50%, 12/20/2044	56,269	59,893
4.50%, 4/20/2046	350,570	373,151
4.50%, 6/20/2046	258,439	275,086
4.50%, 7/20/2046	326,136	347,143
4.50%, 4/20/2047	1,490,447	1,588,031
5.00%, 6/15/2040	60,482	66,154
5.00%, 10/15/2041	106,136	115,730
5.00%, 3/20/2044	98,469	106,693
5.00%, 12/20/2045	365,541	396,072
5.50%, 10/20/2043	88,514	98,034
5.50%, 5/20/2045	1,031,432	1,141,618
TBA, 3.00%, 7/1/2047(e)	975,000	985,283
TBA, 3.50%, 7/1/2047(e)	1,400,000	1,450,094
TBA, 4.00%, 7/1/2047(e)	950,000	999,504
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	200,966
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	103,472
2.88%, 2/1/2027	50,000	51,160
3.50%, 12/15/2042	75,000	77,778
5.25%, 9/15/2039	150,000	196,188

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $145,040,686)		143,854,044

U.S. TREASURY OBLIGATIONS – 35.5%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,254,997
2.50%, 2/15/2045	840,000	784,274
2.50%, 2/15/2046	100,000	93,122
2.50%, 5/15/2046	700,000	651,497
2.75%, 8/15/2042	150,000	148,409
2.75%, 11/15/2042	500,000	494,300
2.88%, 5/15/2043	2,575,000	2,600,544
2.88%, 8/15/2045	80,000	80,465
2.88%, 11/15/2046	2,275,000	2,288,309
3.00%, 5/15/2042	325,000	336,694
3.00%, 11/15/2044	675,000	696,762
3.00%, 5/15/2045	375,000	386,595
3.00%, 2/15/2047	700,000	722,295
3.00%, 5/15/2047	700,000	722,715
3.13%, 11/15/2041	800,000	847,304
3.13%, 2/15/2042	125,000	132,403
3.13%, 8/15/2044	500,000	528,425
3.38%, 5/15/2044	850,000	939,420
3.63%, 8/15/2043	850,000	978,256
3.63%, 2/15/2044	475,000	547,442
3.75%, 8/15/2041	700,000	819,812
3.75%, 11/15/2043	2,525,000	2,969,274
4.38%, 2/15/2038	775,000	987,606
4.38%, 11/15/2039	350,000	446,187
4.38%, 5/15/2040	575,000	734,028
4.38%, 5/15/2041	800,000	1,025,784
4.63%, 2/15/2040	1,190,000	1,569,527
4.75%, 2/15/2037	2,325,000	3,098,062
5.25%, 11/15/2028	450,000	579,375
Treasury Notes:
0.75%, 7/31/2018	5,000,000	4,971,300
0.75%, 8/31/2018	3,750,000	3,725,963
0.88%, 7/15/2018	350,000	348,520
0.88%, 10/15/2018	500,000	497,160
0.88%, 4/15/2019	150,000	148,716
0.88%, 6/15/2019	4,500,000	4,456,710
0.88%, 9/15/2019	825,000	815,438
1.00%, 8/15/2018	300,000	299,004
1.00%, 9/15/2018	100,000	99,633
1.00%, 11/30/2018	1,500,000	1,492,980
1.00%, 8/31/2019	500,000	495,725
1.00%, 9/30/2019	750,000	743,130
1.00%, 10/15/2019	1,000,000	990,650
1.13%, 1/15/2019	2,050,000	2,042,927

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – (continued)
1.13%, 1/31/2019	$1,500,000	$1,494,675
1.13%, 2/28/2019	750,000	747,225
1.13%, 4/30/2020	100,000	98,915
1.13%, 2/28/2021	850,000	832,898
1.13%, 6/30/2021	2,250,000	2,196,225
1.13%, 7/31/2021	1,175,000	1,145,402
1.13%, 8/31/2021	2,350,000	2,288,501
1.13%, 9/30/2021	1,300,000	1,264,692
1.25%, 12/15/2018	750,000	749,002
1.25%, 12/31/2018	5,000,000	4,992,850
1.25%, 3/31/2019	600,000	598,806
1.25%, 4/30/2019	1,500,000	1,496,520
1.25%, 5/31/2019	1,775,000	1,770,935
1.25%, 1/31/2020	5,250,000	5,218,395
1.25%, 3/31/2021	200,000	196,718
1.25%, 10/31/2021	1,400,000	1,367,646
1.25%, 7/31/2023	250,000	238,710
1.38%, 9/30/2018	100,000	100,068
1.38%, 2/28/2019	500,000	500,175
1.38%, 12/15/2019	6,000,000	5,988,360
1.38%, 2/29/2020	500,000	498,305
1.38%, 4/30/2020	350,000	348,492
1.38%, 5/31/2020	500,000	497,665
1.38%, 8/31/2020	3,200,000	3,178,240
1.38%, 9/30/2020	550,000	545,936
1.38%, 10/31/2020	1,100,000	1,091,200
1.38%, 1/31/2021	5,500,000	5,442,800
1.38%, 4/30/2021	525,000	518,354
1.38%, 5/31/2021	275,000	271,224
1.38%, 6/30/2023	2,500,000	2,407,200
1.38%, 9/30/2023	550,000	527,852
1.50%, 12/31/2018	750,000	751,702
1.50%, 5/31/2020	300,000	299,604
1.50%, 1/31/2022	450,000	443,232
1.50%, 2/28/2023	5,000,000	4,867,850
1.50%, 8/15/2026	1,200,000	1,122,804
1.63%, 8/31/2019	800,000	803,664
1.63%, 12/31/2019	750,000	752,932
1.63%, 3/15/2020	3,500,000	3,511,340
1.63%, 6/30/2020	75,000	75,146
1.63%, 7/31/2020	5,600,000	5,607,672
1.63%, 5/31/2023	1,250,000	1,222,437
1.63%, 2/15/2026	1,925,000	1,829,597
1.63%, 5/15/2026	1,350,000	1,280,110
1.75%, 10/31/2018	500,000	502,835
1.75%, 10/31/2020	650,000	652,827
1.75%, 11/30/2021	1,500,000	1,496,145
1.75%, 2/28/2022	300,000	298,737
1.75%, 3/31/2022	250,000	248,750
1.75%, 4/30/2022	300,000	298,314
1.75%, 5/31/2022	1,000,000	994,150
1.75%, 1/31/2023	2,925,000	2,888,759
1.75%, 5/15/2023	250,000	246,285
1.88%, 3/31/2022	5,500,000	5,503,465
1.88%, 5/31/2022	100,000	100,007
1.88%, 8/31/2022	150,000	149,721
2.00%, 2/28/2021	750,000	758,415
2.00%, 5/31/2021	350,000	353,532
2.00%, 8/31/2021	300,000	302,637
2.00%, 11/15/2021	500,000	504,260
2.00%, 12/31/2021	6,000,000	6,043,920
2.00%, 7/31/2022	100,000	100,475
2.00%, 2/15/2023	500,000	500,255
2.00%, 5/31/2024	1,750,000	1,735,790
2.00%, 6/30/2024	350,000	346,909
2.00%, 2/15/2025	625,000	616,469
2.00%, 8/15/2025	1,500,000	1,474,680
2.00%, 11/15/2026	3,250,000	3,169,595
2.13%, 8/31/2020	1,650,000	1,676,846
2.13%, 6/30/2022	4,500,000	4,549,275
2.13%, 12/31/2022	650,000	655,297
2.13%, 11/30/2023	1,000,000	1,003,420
2.13%, 3/31/2024	975,000	975,663
2.13%, 5/15/2025	2,350,000	2,335,383
2.25%, 12/31/2023	3,600,000	3,635,892
2.25%, 1/31/2024	1,000,000	1,009,470
2.25%, 11/15/2024	1,675,000	1,684,481
2.25%, 11/15/2025	975,000	975,302
2.25%, 2/15/2027	2,000,000	1,991,100
2.38%, 5/15/2027	500,000	503,225
2.63%, 8/15/2020	150,000	154,734
2.63%, 11/15/2020	250,000	258,025
2.75%, 2/15/2024	100,000	104,045
4.00%, 8/15/2018	250,000	257,470

TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,972,734)		170,830,375

MUNICIPAL BONDS & NOTES – 0.5%
California – 0.2%
California, State General Obligation:
7.30%, 10/1/2039	125,000	182,601
7.50%, 4/1/2034	100,000	145,561
7.55%, 4/1/2039	100,000	152,672
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	128,183
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	31,577
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.91%, 10/1/2050	25,000	37,936
University of California Series AX, 3.06%, 7/1/2025	50,000	50,498
University of California, Revenue Series H, 6.55%, 5/15/2048	50,000	67,777

		796,805

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES – (continued)
Florida – 0.1%
State Board of Administration Finance Corp. Series A, 2.64%, 7/1/2021	$150,000	$150,330
State Board of Administration Finance Corp., Revenue Series A, 3.00%, 7/1/2020	100,000	102,084

		252,414

Georgia – 0.0%(a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	202,422

Illinois – 0.0%(a)
State of Illinois:
5.10%, 6/1/2033	50,000	46,806
7.35%, 7/1/2035	100,000	106,999

		153,805

Massachusetts – 0.0%(a)
Commonwealth of Massachusetts, State General Obligation Series E, 4.20%, 12/1/2021	100,000	106,693

New Jersey – 0.0%(a)
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	146,756

New York – 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.44%, 6/15/2043	25,000	31,920
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	250,000	273,585
5.65%, 11/1/2040	100,000	126,158
Series 192, 4.81%, 10/15/2065	25,000	28,971

		460,634

Ohio – 0.1%
American Municipal Power Inc 7.83%, 2/15/2041	150,000	221,193

Pennsylvania – 0.0%(a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	129,626

Texas – 0.0%(a)
Dallas, TX, Area Rapid Transit, Sales Tax Revenue 5.02%, 12/1/2048	100,000	118,672

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,572,168)		2,589,020

ASSET-BACKED SECURITIES – 0.5%
Automobile – 0.2%
CarMax Auto Owner Trust 2016-1 Series 2016-1, Class A3, ABS, 1.61%, 11/16/2020	211,000	210,839
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, ABS, 1.40%, 2/15/2022	200,000	197,599
Honda Auto Receivables 2015-3 Owner Trust Series 2015-3, Class A4, ABS, 1.56%, 10/18/2021	112,000	111,882
Nissan Auto Receivables 2016-B Owner Trust Series 2016-B, Class A3, ABS, 1.32%, 1/15/2021	169,000	168,196
Santander Drive Auto Receivables Trust 2015-3 Series 2015-3, Class C, ABS, 2.74%, 1/15/2021	200,000	201,733
Toyota Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, ABS, 1.76%, 7/15/2021	200,000	200,096

		1,090,345

Credit Card – 0.3%
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, ABS, 1.66%, 6/17/2024	200,000	196,468
Chase Issuance Trust Series 2015-A7, Class A7, ABS, 1.62%, 7/15/2020	400,000	400,290
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, ABS, 2.88%, 1/23/2023	100,000	102,970
Series 2017-A3, Class A3, ABS, 1.92%, 4/7/2022	300,000	300,379
Discover Card Execution Note Trust Series 2016-A1, Class A1, ABS, 1.64%, 7/15/2021	100,000	99,965

		1,100,072

TOTAL ASSET-BACKED SECURITIES (Cost $2,192,478)		2,190,417

MORTGAGE-BACKED SECURITIES – 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	104,784
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	76,441

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
Citigroup Commercial Mortgage Trust 2015-GC33 Series 2015-GC33, Class A4, 3.78%, 9/10/2058	$300,000	$314,139
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	66,953
COMM 2014-CCRE15 Mortgage Trust Series 2014-CR15, Class A2, 2.93%, 2/10/2047	300,000	304,344
COMM 2014-CCRE16 Mortgage Trust Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	106,507
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	103,218
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	52,157
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	425,432
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, VRN, 3.79%, 4/15/2050(b)	150,000	155,368
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.17%, 7/10/2046(b)	80,000	86,073
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	107,901
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	152,190
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	195,540
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,417
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, VRN, 4.44%, 2/15/2047(b)	50,000	53,407
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	103,448
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	104,280
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, VRN, 4.91%, 3/15/2049(b)	300,000	324,324
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	513,476
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	202,338
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	200,000	202,762
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	203,500
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	232,328
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	102,293
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	309,771
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	78,511
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	115,760
WFRBS Commercial Mortgage Trust 2014-C21 Series 2014-C21, Class A2, 2.92%, 8/15/2047	120,000	122,273
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	106,559

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,167,057)		5,090,494

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT – 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(f)(g) (Cost $11,393,878)	11,393,878	$11,393,878

TOTAL INVESTMENTS – 99.4% (Cost $479,568,216)		477,795,545
Other Assets in Excess of Liabilities – 0.6%		2,902,296

NET ASSETS – 100.0%		$480,697,841

(a)	Amount is less than 0.05% of net assets.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Step-up bond – Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.

(e)	When-issued security.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2017.

GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Corporate Bonds & Notes
Advertising	$–	$152,957	$–	$152,957
Aerospace & Defense	–	1,808,287	–	1,808,287
Agriculture	–	1,028,725	–	1,028,725
Airlines	–	455,179	–	455,179
Apparel	–	77,612	–	77,612
Auto Manufacturers	–	2,724,959	–	2,724,959
Auto Parts & Equipment	–	77,623	–	77,623
Banks	–	29,237,819	–	29,237,819
Beverages	–	3,832,597	–	3,832,597
Biotechnology	–	1,952,670	–	1,952,670
Chemicals	–	1,994,451	–	1,994,451
Commercial Services	–	782,870	–	782,870
Construction Materials	–	438,014	–	438,014
Distribution & Wholesale	–	54,401	–	54,401
Diversified Financial Services	–	4,189,956	–	4,189,956
Electric	–	7,702,592	–	7,702,592
Electrical Components & Equipment	–	126,208	–	126,208
Electronics	–	611,150	–	611,150
Engineering & Construction	–	51,118	–	51,118
Environmental Control	–	295,705	–	295,705
Food	–	1,872,019	–	1,872,019
Forest Products & Paper	–	442,291	–	442,291
Gas	–	515,818	–	515,818
Hand & Machine Tools	–	52,559	–	52,559
Health Care Products	–	2,438,876	–	2,438,876
Health Care Services	–	1,690,963	–	1,690,963
Holding Companies-Divers	–	25,027	–	25,027
Home Builders	–	25,792	–	25,792
Home Furnishings	–	26,146	–	26,146
Household Products	–	419,803	–	419,803

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Household Products & Wares	$–	$100,696	$–	$100,696
Housewares	–	391,178	–	391,178
Insurance	–	3,870,170	–	3,870,170
Internet	–	1,013,716	–	1,013,716
Iron/Steel	–	510,653	–	510,653
IT Services	–	3,416,224	–	3,416,224
Lodging	–	291,095	–	291,095
Machinery, Construction & Mining	–	575,649	–	575,649
Machinery-Diversified	–	635,877	–	635,877
Media	–	4,359,108	–	4,359,108
Metal Fabricate & Hardware	–	74,705	–	74,705
Mining	–	916,380	–	916,380
Miscellaneous Manufacturer	–	910,007	–	910,007
Multi-National	–	4,087,261	–	4,087,261
Office & Business Equipment	–	100,951	–	100,951
Oil & Gas	–	8,435,379	–	8,435,379
Oil & Gas Services	–	311,590	–	311,590
Packaging & Containers	–	48,715	–	48,715
Pharmaceuticals	–	6,271,763	–	6,271,763
Pipelines	–	4,455,343	–	4,455,343
Real Estate	–	267,573	–	267,573
Real Estate Investment Trusts	–	3,329,257	–	3,329,257
Retail	–	4,148,616	–	4,148,616
Semiconductors	–	1,895,732	–	1,895,732
Software	–	3,729,477	–	3,729,477
Telecommunications	–	6,664,467	–	6,664,467
Toys/Games/Hobbies	–	25,005	–	25,005
Transportation	–	2,191,174	–	2,191,174
Trucking & Leasing	–	100,742	–	100,742
Water	–	52,841	–	52,841
Foreign Government Obligations	–	13,561,786	–	13,561,786
U.S. Government Agency Obligations	–	143,854,044	–	143,854,044
U.S. Treasury Obligations	–	170,830,375	–	170,830,375
Municipal Bonds & Notes	–	2,589,020	–	2,589,020
Asset-Backed Securities
Automobile	–	1,090,345	–	1,090,345
Credit Card	–	1,100,072	–	1,100,072
Mortgage-Backed Securities	–	5,090,494	–	5,090,494
Short-Term Investment	11,393,878	–	–	11,393,878

Total Investments	$11,393,878	$466,401,667	$–	$477,795,545

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	36,682,035	25,288,157	11,393,878	$11,393,878	$17,982	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,977,648	11,977,648	146,578,397	158,556,045	–	–	64,268	–

TOTAL		$11,977,648				$11,393,878	$82,250	$–

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	97.6%
Short-Term Investments	3.0
Rights	0.0 **
Liabilities in Excess of Other Assets	(0.6)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Banks	15.2%
Pharmaceuticals	6.2
Oil, Gas & Consumable Fuels	6.2
Insurance	5.6
Chemicals	3.0
Total	36.2%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.6%
Australia – 4.9%
AGL Energy, Ltd.	44,820	$876,669
Alumina, Ltd.	181,849	267,816
Amcor, Ltd.	76,962	956,936
AMP, Ltd.	198,276	789,335
APA Group	76,362	537,119
Aristocrat Leisure, Ltd.	36,809	636,967
ASX, Ltd.	13,290	546,505
Aurizon Holdings, Ltd.	140,049	575,796
AusNet Services	78,881	104,977
Australia & New Zealand Banking Group, Ltd.	189,163	4,167,199
Bank of Queensland, Ltd.	29,099	255,568
Bendigo & Adelaide Bank, Ltd.	27,057	229,955
BHP Billiton PLC	137,297	2,097,300
BHP Billiton, Ltd.	207,176	3,699,526
BlueScope Steel, Ltd.	32,324	327,530
Boral, Ltd.	66,049	352,107
Brambles, Ltd.	106,444	794,434
Caltex Australia, Ltd.	14,220	344,784
Challenger, Ltd.	32,025	327,694
CIMIC Group, Ltd.	4,078	121,493
Coca-Cola Amatil, Ltd.	33,346	236,085
Cochlear, Ltd.	3,178	378,938
Commonwealth Bank of Australia	110,592	7,024,738
Computershare, Ltd.	26,548	287,942
Crown Resorts, Ltd.	24,360	229,456
CSL, Ltd.	29,424	3,115,293
Dexus REIT	69,882	508,156
Domino’s Pizza Enterprises, Ltd.(a)	4,890	195,346
Flight Centre Travel Group, Ltd.	4,796	140,897
Fortescue Metals Group, Ltd.	83,174	333,029
Goodman Group REIT	120,257	725,953
GPT Group REIT	124,761	458,393
Harvey Norman Holdings, Ltd.(a)	23,187	67,941
Healthscope, Ltd.	133,386	226,113
Incitec Pivot, Ltd.	89,468	234,016
Insurance Australia Group, Ltd.	158,263	823,062
LendLease Group	30,196	385,645
Macquarie Group, Ltd.	21,204	1,439,411
Medibank Pvt, Ltd.	150,495	323,224
Mirvac Group REIT	202,322	330,557
National Australia Bank, Ltd.	172,472	3,914,599
Newcrest Mining, Ltd.	51,378	794,495
Oil Search, Ltd.	95,019	497,071
Orica, Ltd.	20,923	331,893
Origin Energy, Ltd.(b)	119,356	628,047
Qantas Airways, Ltd.	37,496	164,515
QBE Insurance Group, Ltd.	91,743	831,087
Ramsay Health Care, Ltd.	9,693	547,217
REA Group, Ltd.	2,308	117,551
Santos, Ltd.(b)	100,733	234,120
Scentre Group REIT	351,847	1,093,031
SEEK, Ltd.	20,880	270,831
Sonic Healthcare, Ltd.	21,682	402,807
South32, Ltd.(c)	10,757	22,217
South32, Ltd.(c)	347,569	714,495
Stockland REIT(a)	164,916	554,065
Suncorp Group, Ltd.	85,648	973,619
Sydney Airport	61,787	336,021
Tabcorp Holdings, Ltd.	51,259	171,821
Tatts Group, Ltd.	82,061	263,110
Telstra Corp., Ltd.	277,122	914,036
TPG Telecom, Ltd.(a)	9,201	40,228
Transurban Group Stapled Security	135,015	1,227,225
Treasury Wine Estates, Ltd.	40,293	406,733
Vicinity Centres REIT	233,018	459,353
Wesfarmers, Ltd.	73,409	2,259,092
Westfield Corp. REIT	132,077	813,517
Westpac Banking Corp.	210,405	4,924,044
Woodside Petroleum, Ltd.	50,056	1,146,872
Woolworths, Ltd.	84,163	1,648,792

		62,176,409

Austria – 0.2%
ANDRITZ AG	4,639	279,048
Erste Group Bank AG(b)	17,079	653,049
OMV AG	8,177	423,739
Raiffeisen Bank International AG(b)	9,777	246,441
Voestalpine AG	6,042	281,161

		1,883,438

Belgium – 0.8%
Ageas	13,388	538,409
Anheuser-Busch InBev SA	48,968	5,401,297
Colruyt SA	4,570	240,418
Groupe Bruxelles Lambert SA	5,541	532,695
KBC Group NV	16,521	1,251,365
Proximus SADP	8,646	302,049
Solvay SA	5,011	671,547
Telenet Group Holding NV(b)	3,963	249,278
UCB SA	8,612	591,604
Umicore SA	6,623	460,030

		10,238,692

Brazil – 1.5%
Ambev SA	307,867	1,701,364
Banco Bradesco SA	48,285	402,223
Banco Bradesco SA Preference Shares	199,479	1,694,811
Banco do Brasil SA	45,400	367,229
Banco Santander Brasil SA	15,500	116,955
BB Seguridade Participacoes SA	37,700	325,996
BM&FBovespa SA	138,301	824,400
BR Malls Participacoes SA	53,082	191,453
Braskem SA Class A, Preference Shares	12,900	133,156
BRF SA	31,600	373,869
CCR SA	71,400	364,192
Centrais Eletricas Brasileiras SA(b)	16,300	61,250
Centrais Eletricas Brasileiras SA Class B, Preference Shares	6,800	33,679

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
Cia Brasileira de Distribuicao Preference Shares(b)	6,100	$119,947
Cia de Saneamento Basico do Estado de Sao Paulo	25,900	247,489
Cia Energetica de Minas Gerais Preference Shares	31,300	76,331
Cia Paranaense de Energia Preference Shares	1,300	9,625
Cia Siderurgica Nacional SA(b)	41,500	89,933
Cielo SA	83,039	616,544
Cosan SA Industria e Comercio	10,500	109,587
CPFL Energia SA	16,469	131,772
Duratex SA	4,428	10,919
EDP – Energias do Brasil SA	4,474	19,161
Embraer SA	44,700	204,123
Engie Brasil Energia SA	12,853	131,585
Equatorial Energia SA	15,000	245,288
Fibria Celulose SA	16,100	164,292
Gerdau SA Preference Shares	34,900	108,284
Hypermarcas SA	13,500	113,272
Itau Unibanco Holding SA Preference Shares	209,669	2,325,613
Itausa – Investimentos Itau SA	133	346
Itausa – Investimentos Itau SA Preference Shares	266,775	726,269
JBS SA	45,600	89,872
Klabin SA	21,528	105,455
Kroton Educacional SA	75,100	337,052
Localiza Rent a Car SA	11,340	154,531
Lojas Americanas SA	2,055	7,536
Lojas Americanas SA Preference Shares	44,081	186,262
Lojas Renner SA	39,710	328,155
M Dias Branco SA	7,900	117,549
Multiplan Empreendimentos Imobiliarios SA	5,238	103,266
Natura Cosmeticos SA	13,800	107,043
Odontoprev SA	3,400	11,955
Petroleo Brasileiro SA(b)	199,700	795,606
Petroleo Brasileiro SA Preference Shares(b)	260,700	973,322
Porto Seguro SA	900	8,315
Qualicorp SA	18,591	161,039
Raia Drogasil SA	13,100	277,202
Rumo SA(b)	59,338	154,916
Sul America SA	2,891	15,444
Suzano Papel e Celulose SA Class A, Preference Shares	8,200	35,292
Telefonica Brasil SA Preference Shares	24,185	327,747
Tim Participacoes SA	56,500	166,946
Ultrapar Participacoes SA	24,700	577,905
Vale SA	86,500	757,112
Vale SA Preference Shares	127,600	1,036,359
WEG SA	21,500	114,857

		18,991,695

Canada – 6.7%
Agnico Eagle Mines, Ltd.	15,200	684,451
Agrium, Inc.	9,200	832,583
Alimentation Couche-Tard, Inc. Class B	27,600	1,321,026
AltaGas, Ltd.	12,300	281,100
ARC Resources, Ltd.	25,500	333,010
Atco, Ltd. Class I	4,900	191,329
Bank of Montreal	41,900	3,072,086
Bank of Nova Scotia	77,700	4,667,265
Barrick Gold Corp.	76,800	1,219,977
BCE, Inc.	10,579	475,717
BlackBerry, Ltd.(b)	35,900	358,254
Bombardier, Inc. Class B(b)	151,000	274,397
Brookfield Asset Management, Inc. Class A	57,650	2,259,035
CAE, Inc.	19,300	332,292
Cameco Corp.	23,300	211,883
Canadian Imperial Bank of Commerce	27,900	2,264,096
Canadian National Railway Co.	49,000	3,969,955
Canadian Natural Resources, Ltd.	72,200	2,080,330
Canadian Pacific Railway, Ltd.	9,600	1,542,342
Canadian Tire Corp., Ltd. Class A	4,600	522,658
Canadian Utilities, Ltd. Class A	9,200	295,191
CCL Industries, Inc. Class B	9,700	490,042
Cenovus Energy, Inc.	62,400	459,339
CGI Group, Inc. Class A(b)	14,400	734,692
CI Financial Corp.(a)	18,800	400,117
Constellation Software, Inc.	1,400	731,327
Crescent Point Energy Corp.	39,500	301,717
Dollarama, Inc.	7,400	706,040
Element Fleet Management Corp.	30,500	209,017
Emera, Inc.	4,400	163,336
Empire Co., Ltd. Class A	13,400	228,234
Enbridge, Inc.	104,900	4,172,737
Encana Corp.	66,500	584,250
Fairfax Financial Holdings, Ltd.	1,600	692,397
Finning International, Inc.	10,000	195,734
First Capital Realty, Inc.	10,500	159,760
First Quantum Minerals, Ltd.	48,600	410,520
Fortis, Inc.	26,700	937,080
Franco-Nevada Corp.	11,900	857,383
George Weston, Ltd.	3,700	334,444
Gildan Activewear, Inc.	15,900	487,884
Goldcorp, Inc.	57,400	738,991
Great-West Lifeco, Inc.	20,300	549,430
H&R Real Estate Investment Trust REIT	7,500	127,166
Husky Energy, Inc.(b)	25,655	290,784
Hydro One, Ltd.(d)	21,100	377,418
IGM Financial, Inc.	6,600	204,398
Imperial Oil, Ltd.	20,200	587,942
Industrial Alliance Insurance & Financial Services, Inc.	7,700	333,566
Intact Financial Corp.	8,900	671,321
Inter Pipeline, Ltd.	25,500	498,729
Jean Coutu Group PJC, Inc. Class A	3,900	59,760

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
Keyera Corp.(a)	13,100	$411,752
Kinross Gold Corp.(b)	88,700	359,936
Linamar Corp.	3,900	191,952
Loblaw Cos., Ltd.	14,700	816,553
Magna International, Inc.	24,000	1,110,095
Manulife Financial Corp.	128,200	2,399,740
Methanex Corp.	5,200	229,229
Metro, Inc.	15,800	519,245
National Bank of Canada	22,700	953,131
Onex Corp.	5,700	455,623
Open Text Corp.	18,000	567,290
Pembina Pipeline Corp.	26,600	879,703
Peyto Exploration & Development Corp.(a)	12,600	228,191
Potash Corp. of Saskatchewan, Inc.	55,900	910,360
Power Corp. of Canada	24,200	551,194
Power Financial Corp.	17,400	445,752
PrairieSky Royalty, Ltd.	15,294	347,757
Restaurant Brands International, Inc.	14,846	927,546
RioCan Real Estate Investment Trust	12,200	226,114
Rogers Communications, Inc. Class B	23,900	1,127,185
Royal Bank of Canada	94,700	6,866,060
Saputo, Inc.	13,300	422,442
Seven Generations Energy, Ltd. Class A(b)	17,900	306,121
Shaw Communications, Inc. Class B(a)	28,400	618,646
Shopify, Inc. Class A(b)	5,500	476,861
Smart Real Estate Investment Trust REIT	5,700	140,975
SNC-Lavalin Group, Inc.	10,500	453,326
Sun Life Financial, Inc.	40,200	1,435,029
Suncor Energy, Inc.	107,764	3,144,050
Teck Resources, Ltd. Class B	38,400	664,689
TELUS Corp.	13,500	465,385
Thomson Reuters Corp.	19,400	896,878
Toronto-Dominion Bank	119,500	6,013,186
Tourmaline Oil Corp.(b)	16,400	352,069
TransCanada Corp.(a)	56,100	2,670,441
Turquoise Hill Resources, Ltd.(b)	78,900	209,598
Valeant Pharmaceuticals International, Inc.(b)	22,900	397,448
Veresen, Inc.	19,000	268,314
Vermilion Energy, Inc.	6,500	205,906
West Fraser Timber Co., Ltd.	5,700	269,397
Wheaton Precious Metals Corp.	30,000	595,057
Yamana Gold, Inc.	75,200	181,240

		85,595,998

Chile – 0.2%
AES Gener SA	22,037	7,756
Aguas Andinas SA Class A	220,856	129,226
Antofagasta PLC	28,888	300,005
Banco de Chile	935,556	121,349
Banco de Credito e Inversiones	1,591	88,793
Banco Santander Chile	4,206,222	267,285
Cencosud SA	81,884	217,199
Cia Cervecerias Unidas SA	7,183	94,081
Colbun SA	622,750	133,755
Embotelladora Andina SA Class B, Preference Shares	3,273	13,832
Empresa Nacional de Telecomunicaciones SA	7,195	78,315
Empresas CMPC SA	48,835	116,569
Empresas COPEC SA	24,157	263,438
Enel Americas SA	1,619,545	306,769
Enel Chile SA	898,435	98,396
Enel Generacion Chile SA	115,936	87,241
Itau CorpBanca	3,102,407	27,578
Latam Airlines Group SA	19,970	221,653
SACI Falabella	34,735	285,002
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	3,726	123,446

		2,981,688

China – 6.2%
3SBio, Inc.(b)(d)	24,500	32,514
58.com, Inc. ADR(b)	5,600	247,016
AAC Technologies Holdings, Inc.	39,500	493,848
Agricultural Bank of China, Ltd. Class H	1,749,000	826,728
Air China, Ltd. Class H	148,000	152,617
Alibaba Group Holding, Ltd. ADR(b)	72,500	10,215,250
Alibaba Health Information Technology, Ltd.(a)(b)	59,500	28,353
Aluminum Corp. of China, Ltd. Class H(b)	188,000	96,331
Anhui Conch Cement Co., Ltd. Class H	77,500	269,537
ANTA Sports Products, Ltd.	38,000	125,588
Autohome, Inc. ADR(b)	3,900	176,904
AviChina Industry & Technology Co., Ltd. Class H	188,000	110,299
Baidu, Inc. ADR(b)	17,700	3,165,822
Bank of China, Ltd. Class H	5,148,000	2,525,711
Bank of Communications Co., Ltd. Class H	472,000	333,150
Beijing Capital International Airport Co., Ltd. Class H	110,000	155,000
Beijing Enterprises Holdings, Ltd.	38,000	183,272
Beijing Enterprises Water Group, Ltd.(b)	324,000	251,515
Belle International Holdings, Ltd.	390,000	307,746
Brilliance China Automotive Holdings, Ltd.	170,000	309,667
Byd Co., Ltd. Class H(a)	41,000	251,574
CGN Power Co., Ltd. Class H(d)	401,600	112,149
China Cinda Asset Management Co., Ltd. Class H	317,592	118,388

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
China CITIC Bank Corp., Ltd. Class H	486,000	$297,585
China Coal Energy Co., Ltd. Class H	30,000	14,526
China Communications Construction Co., Ltd. Class H	246,000	317,015
China Communications Services Corp., Ltd. Class H	28,000	16,140
China Conch Venture Holdings, Ltd.	113,500	207,911
China Construction Bank Corp. Class H	5,420,000	4,200,501
China Everbright Bank Co., Ltd. Class H	42,300	19,778
China Everbright International, Ltd.	92,000	114,787
China Everbright, Ltd.	66,000	143,727
China Evergrande Group(a)(b)	243,000	436,416
China Galaxy Securities Co., Ltd. Class H	114,300	102,492
China Huarong Asset Management Co., Ltd.(d)	231,000	89,956
China Huishan Dairy Holdings Co., Ltd.(e)	66,000	–
China Jinmao Holdings Group, Ltd.	44,000	18,149
China Life Insurance Co., Ltd. Class H	487,000	1,487,866
China Longyuan Power Group Corp., Ltd. Class H	127,000	92,406
China Medical System Holdings, Ltd.	55,000	95,114
China Mengniu Dairy Co., Ltd.(b)	152,000	297,907
China Merchants Bank Co., Ltd. Class H	261,500	788,877
China Merchants Port Holdings Co., Ltd.	84,478	234,287
China Minsheng Banking Corp., Ltd. Class H	317,500	316,831
China Mobile, Ltd.	395,500	4,197,449
China National Building Material Co., Ltd. Class H	176,000	104,611
China Oilfield Services, Ltd. Class H	86,000	68,963
China Overseas Land & Investment, Ltd.	198,000	579,559
China Pacific Insurance Group Co., Ltd. Class H	136,800	559,015
China Petroleum & Chemical Corp. Class H	1,678,000	1,309,048
China Power International Development, Ltd.	40,000	14,193
China Railway Construction Corp., Ltd. Class H	78,500	102,368
China Railway Group, Ltd. Class H	239,000	188,287
China Resources Beer Holdings Co., Ltd.	64,721	163,327
China Resources Gas Group, Ltd.	34,000	116,071
China Resources Land, Ltd.	149,333	435,195
China Resources Power Holdings Co., Ltd.	126,055	247,380
China Shenhua Energy Co., Ltd. Class H	271,000	603,345
China Southern Airlines Co., Ltd. Class H	162,000	136,964
China State Construction International Holdings, Ltd.	70,000	119,798
China Taiping Insurance Holdings Co., Ltd.	96,400	244,259
China Telecom Corp., Ltd. Class H	746,000	354,535
China Unicom Hong Kong, Ltd.(b)	320,000	475,504
China Vanke Co., Ltd. Class H	47,400	134,189
Chongqing Changan Automobile Co., Ltd. Class B	10,700	14,118
Chongqing Rural Commercial Bank Co., Ltd. Class H	198,000	133,666
CITIC Securities Co., Ltd. Class H	123,000	254,305
CITIC, Ltd.	341,000	512,825
CNOOC, Ltd.	1,175,000	1,286,917
COSCO SHIPPING Ports, Ltd.	129,008	151,377
Country Garden Holdings Co., Ltd.	329,000	381,409
CRRC Corp., Ltd. Class H	263,350	236,819
CSPC Pharmaceutical Group, Ltd.	240,000	350,479
Ctrip.com International, Ltd. ADR(b)	24,500	1,319,570
Dongfeng Motor Group Co., Ltd. Class H	186,000	219,918
ENN Energy Holdings, Ltd.	48,000	289,607
Far East Horizon, Ltd.	121,000	105,555
Fosun International, Ltd.	168,500	263,334
Fuyao Glass Industry Group Co., Ltd. Class H(d)	23,600	90,392
Geely Automobile Holdings, Ltd.	295,000	636,371
GF Securities Co., Ltd. Class H	93,400	187,603
GOME Electrical Appliances Holding, Ltd.	972,000	119,532
Great Wall Motor Co., Ltd. Class H(a)	201,000	248,210
Guangdong Investment, Ltd.	176,000	242,589
Guangzhou Automobile Group Co., Ltd. Class H	142,000	249,204
Guangzhou R&F Properties Co., Ltd. Class H	77,600	120,678
Haitian International Holdings, Ltd.	53,000	148,685
Haitong Securities Co., Ltd. Class H	169,200	273,531

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Hengan International Group Co., Ltd.	40,000	$295,141
Huaneng Power International, Inc. Class H	166,000	115,253
Huaneng Renewables Corp., Ltd. Class H	418,629	129,239
Huatai Securities Co., Ltd. Class H(d)	115,000	220,971
Industrial & Commercial Bank of China, Ltd. Class H	4,766,000	3,217,445
JD.com, Inc. ADR(b)	42,800	1,678,616
Jiangsu Expressway Co., Ltd. Class H	98,000	138,342
Jiangxi Copper Co., Ltd. Class H	75,000	123,167
Kingsoft Corp., Ltd.	54,000	140,768
Kunlun Energy Co., Ltd.	130,000	110,242
Lenovo Group, Ltd.	384,000	242,507
Longfor Properties Co., Ltd.	66,500	142,942
Minth Group, Ltd.	48,000	203,524
Momo, Inc. ADR(b)	6,000	221,760
NetEase, Inc. ADR	5,200	1,563,276
New China Life Insurance Co., Ltd. Class H	50,100	254,785
New Oriental Education & Technology Group, Inc. ADR(b)	7,200	507,528
People’s Insurance Co. Group of China, Ltd. Class H	252,000	105,882
PetroChina Co., Ltd. Class H	1,408,000	862,138
PICC Property & Casualty Co., Ltd. Class H	243,800	407,247
Ping An Insurance Group Co. of China, Ltd. Class H	338,500	2,230,953
Semiconductor Manufacturing International Corp.(a)(b)	157,300	182,358
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	18,846
Shanghai Electric Group Co., Ltd. Class H(b)	24,000	11,529
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	129,813
Shanghai Industrial Holdings, Ltd.	7,000	20,714
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	46,620	74,592
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	50,200	149,511
Shenzhou International Group Holdings, Ltd.	33,000	216,859
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	136,556
SINA Corp.(b)	3,100	263,407
Sino-Ocean Group Holding, Ltd.	42,000	20,552
Sinopec Engineering Group Co., Ltd. Class H	15,000	13,527
Sinopec Shanghai Petrochemical Co., Ltd. Class H	210,000	112,445
Sinopharm Group Co., Ltd. Class H	66,400	300,254
Sinotrans, Ltd. Class H	16,000	8,198
SOHO China, Ltd.(b)	46,000	22,686
Sunac China Holdings, Ltd.(a)	92,000	192,333
Sunny Optical Technology Group Co., Ltd.	37,000	331,777
TAL Education Group ADR	2,600	318,006
Tencent Holdings, Ltd.	364,000	13,018,568
Tingyi Cayman Islands Holding Corp.	82,000	97,268
TravelSky Technology, Ltd. Class H	42,000	123,744
Tsingtao Brewery Co., Ltd. Class H	6,000	26,555
Vipshop Holdings, Ltd. ADR(b)	22,900	241,595
Want Want China Holdings, Ltd.	361,000	243,705
Weibo Corp. ADR(a)(b)	1,910	126,958
Weichai Power Co., Ltd. Class H	164,000	143,697
Yangzijiang Shipbuilding Holdings, Ltd.	155,200	134,138
Yanzhou Coal Mining Co., Ltd. Class H	150,000	134,504
Yum China Holdings, Inc.(b)	25,400	1,001,522
YY, Inc. ADR(b)	2,500	145,075
Zhejiang Expressway Co., Ltd. Class H	114,000	148,954
Zhuzhou CRRC Times Electric Co., Ltd. Class H	38,000	186,436
Zijin Mining Group Co., Ltd. Class H	346,000	114,352
ZTE Corp. Class H(b)	62,600	149,474

		79,244,238

Colombia – 0.1%
Bancolombia SA	13,000	135,231
Bancolombia SA ADR	500	22,275
Bancolombia SA Preference Shares	24,343	270,117
Cementos Argos SA	35,710	138,395
Ecopetrol SA	307,726	139,002
Ecopetrol SA ADR(a)	700	6,363
Grupo Argos SA	22,062	149,773
Grupo Aval Acciones y Valores SA Preference Shares	302,656	124,329
Grupo de Inversiones Suramericana SA	14,284	185,150
Grupo de Inversiones Suramericana SA Preference Shares	9,428	119,182
Interconexion Electrica SA ESP	32,243	140,790

		1,430,607

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Czech Republic – 0.0%(f)
CEZ A/S	11,088	$192,735
Komercni banka A/S	2,727	109,095
Moneta Money Bank A/S(d)	21,059	70,451
O2 Czech Republic A/S	227	2,690

		374,971

Denmark – 1.3%
AP Moeller – Maersk A/S Class A	260	495,766
AP Moeller – Maersk A/S Class B	436	875,505
Carlsberg A/S Class B	7,180	766,044
Chr Hansen Holding A/S	6,836	496,540
Coloplast A/S Class B	8,029	670,028
Danske Bank A/S	48,082	1,846,925
DONG Energy A/S(d)	10,235	461,445
DSV A/S	12,741	781,800
Genmab A/S(b)	3,837	817,573
H Lundbeck A/S	4,000	224,213
ISS A/S	11,626	456,030
Novo Nordisk A/S Class B	116,489	4,982,072
Novozymes A/S Class B	15,582	681,001
Pandora A/S	7,497	698,660
TDC A/S	48,200	279,937
Tryg A/S	8,961	195,749
Vestas Wind Systems A/S	14,565	1,342,818
William Demant Holding A/S(b)	9,101	235,246

		16,307,352

Egypt – 0.0%(f)
Commercial International Bank Egypt SAE	60,651	267,507
Global Telecom Holding SAE(b)	13,479	5,096
Talaat Moustafa Group	8,765	3,802

		276,405

Finland – 0.7%
Elisa Oyj	8,041	311,178
Fortum Oyj	30,718	481,036
Kone Oyj Class B	22,269	1,131,267
Metso Oyj	7,380	255,548
Neste Oyj	9,149	359,899
Nokia Oyj(c)	365,615	2,233,047
Nokia Oyj(c)	12,886	78,880
Nokian Renkaat Oyj	6,705	277,141
Orion Oyj Class B	7,170	457,136
Sampo Oyj Class A	29,268	1,497,833
Stora Enso Oyj Class R	38,044	490,753
UPM-Kymmene Oyj	35,381	1,007,231
Wartsila Oyj Abp	10,073	594,543

		9,175,492

France – 7.1%
Accor SA	12,624	590,978
Aeroports de Paris	1,897	305,720
Air Liquide SA	25,125	3,100,614
Airbus SE	37,453	3,075,625
Alstom SA(b)	8,766	306,041
Arkema SA	3,643	388,204
Atos SE	6,290	881,692
AXA SA	125,217	3,420,449
BNP Paribas SA	72,155	5,189,610
Bollore SA	57,415	260,694
Bouygues SA	14,460	608,898
Bureau Veritas SA	14,679	324,379
Capgemini SE	10,620	1,095,952
Carrefour SA	37,690	952,169
Casino Guichard Perrachon SA	3,845	227,428
Christian Dior SE(b)	3,610	1,030,787
Cie de Saint-Gobain	32,601	1,739,424
Cie Generale des Etablissements Michelin	11,198	1,486,647
CNP Assurances	12,637	283,290
Credit Agricole SA	74,996	1,204,784
Danone SA	38,172	2,865,175
Dassault Aviation SA	155	216,129
Dassault Systemes SE	8,626	772,215
Edenred	15,581	405,710
Eiffage SA	5,094	462,241
Electricite de France SA	34,247	370,371
Engie SA	111,253	1,676,846
Essilor International SA	13,537	1,719,974
Eurazeo SA	3,310	247,994
Eutelsat Communications SA	10,404	265,330
Fonciere Des Regions	2,253	208,708
Gecina SA REIT	2,251	352,629
Groupe Eurotunnel SE	26,483	282,056
Hermes International	1,352	667,156
ICADE REIT	2,406	201,696
Iliad SA	1,468	346,753
Imerys SA	2,719	236,153
Ingenico Group SA	3,208	290,845
Ipsen SA	2,134	291,707
JCDecaux SA	3,050	99,908
Kering	4,945	1,681,854
Klepierre REIT	14,963	612,415
L’Oreal SA	16,254	3,381,422
Lagardere SCA	7,117	224,443
Legrand SA	17,593	1,229,024
LVMH Moet Hennessy Louis Vuitton SE	17,945	4,467,983
Natixis SA(a)	53,114	356,024
Orange SA(a)	129,693	2,054,627
Pernod Ricard SA	13,831	1,849,612
Peugeot SA	32,888	655,119
Publicis Groupe SA	13,184	982,067
Remy Cointreau SA	1,546	180,296
Renault SA	11,740	1,061,162
Rexel SA	16,777	274,109
Safran SA	20,376	1,864,765
Sanofi	74,607	7,127,391
Schneider Electric SE(b)	36,411	2,793,627
SCOR SE	11,972	473,953
SEB SA	1,476	264,723
Societe BIC SA	1,850	219,231
Societe Generale SA	49,666	2,668,619
Sodexo SA	6,176	797,385
Suez Environment Co.	19,835	366,829
Thales SA	7,105	763,684
TOTAL SA	149,531	7,382,152

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
France – (continued)
Unibail-Rodamco SE REIT	6,492	$1,633,792
Valeo SA	15,820	1,064,386
Veolia Environnement SA	32,325	682,063
Vinci SA	32,441	2,765,053
Vivendi SA	67,367	1,497,523
Wendel SA	1,683	248,773
Zodiac Aerospace	11,499	311,486

		90,388,573

Germany – 6.5%
adidas AG	12,217	2,337,445
Allianz SE	29,361	5,773,277
Axel Springer SE	1,892	113,507
BASF SE	59,024	5,458,964
Bayer AG	53,058	6,850,332
Bayerische Motoren Werke AG	21,532	1,996,100
Bayerische Motoren Werke AG Preference Shares	3,130	257,677
Beiersdorf AG	6,785	712,264
Brenntag AG	10,515	607,799
Commerzbank AG(b)	71,198	846,967
Continental AG	7,194	1,550,357
Covestro AG(d)	8,331	600,616
Daimler AG	61,972	4,479,129
Deutsche Bank AG	134,177	2,375,877
Deutsche Boerse AG	12,674	1,335,962
Deutsche Lufthansa AG	14,806	336,473
Deutsche Post AG	64,367	2,409,440
Deutsche Telekom AG	211,021	3,783,490
Deutsche Wohnen AG	23,628	902,519
E.ON SE	144,385	1,358,267
Evonik Industries AG	9,133	291,510
Fraport AG Frankfurt Airport Services Worldwide	3,084	271,899
Fresenius Medical Care AG & Co. KGaA	14,114	1,354,945
Fresenius SE & Co. KGaA	26,931	2,305,554
Fuchs Petrolub SE Preference Shares	4,276	232,511
GEA Group AG	9,689	395,950
Hannover Rueck SE	3,232	386,873
HeidelbergCement AG	9,889	954,759
Henkel AG & Co. KGaA	6,940	838,243
Henkel AG & Co. KGaA Preference Shares	11,641	1,599,896
HOCHTIEF AG	802	146,721
HUGO BOSS AG	3,854	269,455
Infineon Technologies AG	74,136	1,563,014
Innogy SE(d)	7,933	311,839
KS AG	10,797	276,091
Lanxess AG	4,953	374,482
Linde AG	12,051	2,278,883
MAN SE	2,275	243,569
Merck KGaA	8,558	1,032,207
METRO AG	9,695	326,808
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,469	2,108,081
OSRAM Licht AG	5,023	399,597
Porsche Automobil Holding SE Preference Shares	10,437	585,554
ProSiebenSat.1 Media SE	15,759	658,565
QIAGEN NV(b)	11,555	383,840
RWE AG(b)	34,931	695,018
SAP SE	63,089	6,580,391
Schaeffler AG Preference Shares	6,635	94,897
Siemens AG	49,100	6,739,721
Symrise AG	8,403	594,402
Telefonica Deutschland Holding AG	44,734	223,116
ThyssenKrupp AG	24,779	703,009
TUI AG	26,523	385,518
United Internet AG	6,893	378,507
Volkswagen AG	1,817	281,325
Volkswagen AG Preference Shares	12,094	1,839,405
Vonovia SE	30,725	1,218,284
Zalando SE(b)(d)	5,202	237,385

		83,648,286

Greece – 0.1%
Alpha Bank AE(b)	56,803	139,939
Eurobank Ergasias SA(b)	144,579	161,602
FF Group(b)	122	2,978
Hellenic Telecommunications Organization SA	10,111	121,548
JUMBO SA	4,872	88,908
National Bank of Greece SA(b)	418,723	159,032
OPAP SA	10,008	113,005
Piraeus Bank SA(b)	524,473	128,610
Titan Cement Co. SA	393	11,103

		926,725

Hong Kong – 2.5%
AIA Group, Ltd.	774,800	5,662,284
Alibaba Pictures Group, Ltd.(b)	460,000	76,603
ASM Pacific Technology, Ltd.	19,700	266,235
Bank of East Asia, Ltd.	68,396	293,947
BOC Hong Kong Holdings, Ltd.	244,000	1,167,419
Cheung Kong Property Holdings, Ltd.	174,524	1,367,093
China Gas Holdings, Ltd.	64,000	129,206
CK Hutchison Holdings, Ltd.	175,524	2,203,479
CK Infrastructure Holdings, Ltd.	37,000	310,922
CLP Holdings, Ltd.	108,500	1,148,038
First Pacific Co., Ltd.	180,000	132,813
Fullshare Holdings, Ltd.(a)(b)	270,000	107,911
Galaxy Entertainment Group, Ltd.	156,000	947,217
GCL-Poly Energy Holdings, Ltd.(a)(b)	1,071,000	116,615
Haier Electronics Group Co., Ltd.(b)	56,000	145,623
Hanergy Thin Film Power Group, Ltd.(b)(e)	68,000	–
Hang Lung Group, Ltd.	53,000	219,293

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
Hang Lung Properties, Ltd.	126,000	$314,740
Hang Seng Bank, Ltd.	50,700	1,060,573
Henderson Land Development Co., Ltd.	65,006	362,650
HK Electric Investments & HK Electric Investments, Ltd.(d)	104,164	96,072
HKT Trust & HKT, Ltd.	215,000	282,574
Hong Kong & China Gas Co., Ltd.	555,500	1,044,616
Hong Kong Exchanges & Clearing, Ltd.	75,681	1,956,386
Hongkong Land Holdings, Ltd.	80,300	591,008
Hysan Development Co., Ltd.	48,000	229,041
Jardine Matheson Holdings, Ltd.	14,300	918,060
Jardine Strategic Holdings, Ltd.	15,000	625,350
Kerry Properties, Ltd.	30,000	101,839
Li & Fung, Ltd.	208,000	75,671
Link REIT	146,000	1,110,928
Melco Resorts & Entertainment, Ltd. ADR	17,430	391,304
MTR Corp., Ltd.	100,988	568,558
New World Development Co., Ltd.	400,499	508,419
Nine Dragons Paper Holdings, Ltd.	80,000	106,579
NWS Holdings, Ltd.	62,968	123,896
PCCW, Ltd.	337,000	191,672
Power Assets Holdings, Ltd.	93,000	821,417
Sands China, Ltd.	162,800	745,550
Shangri-La Asia, Ltd.	100,000	169,603
Shimao Property Holdings, Ltd.	90,500	154,882
Sino Biopharmaceutical, Ltd.	294,000	259,862
Sino Land Co., Ltd.	174,118	285,496
SJM Holdings, Ltd.	96,000	101,209
Sun Art Retail Group, Ltd.	104,000	82,865
Sun Hung Kai Properties, Ltd.	95,000	1,395,833
Swire Pacific, Ltd. Class A	30,000	293,027
Swire Properties, Ltd.	74,800	246,732
Techtronic Industries Co., Ltd.	76,500	351,805
WH Group, Ltd.(d)	552,500	557,706
Wharf Holdings, Ltd.	70,000	580,161
Wheelock & Co., Ltd.	46,000	347,072
Yue Yuen Industrial Holdings, Ltd.	56,500	234,498

		31,582,352

Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	2,275	178,174
OTP Bank PLC	12,692	423,832
Richter Gedeon Nyrt	5,326	138,884

		740,890

India – 2.0%
ACC, Ltd.	889	21,591
Adani Ports & Special Economic Zone, Ltd.(b)	52,116	294,212
Ambuja Cements, Ltd.	25,405	96,687
Apollo Hospitals Enterprise, Ltd.(b)	6,492	127,866
Ashok Leyland, Ltd.	96,463	140,133
Asian Paints, Ltd.	16,754	286,415
Aurobindo Pharma, Ltd.	9,217	97,535
Axis Bank, Ltd.	111,859	898,160
Bajaj Auto, Ltd.	5,404	233,257
Bajaj Finance, Ltd.	6,447	136,999
Bajaj Finserv, Ltd.(b)	1,830	116,281
Bharat Forge, Ltd.	8,168	138,257
Bharat Heavy Electricals, Ltd.	48,675	101,887
Bharat Petroleum Corp., Ltd.	30,292	299,042
Bharti Airtel, Ltd.	83,034	489,565
Bharti Infratel, Ltd.	21,353	123,551
Bosch, Ltd.	277	100,172
Cadila Healthcare, Ltd.	4,054	32,902
Cipla, Ltd.	12,709	109,635
Coal India, Ltd.	23,660	89,497
Container Corp. Of India, Ltd.	151	2,680
Dabur India, Ltd.	21,388	96,422
Dr Reddy’s Laboratories, Ltd.	6,332	263,566
Eicher Motors, Ltd.(b)	760	317,580
GAIL India, Ltd.	14,601	81,772
GAIL India, Ltd. GDR	533	17,589
Glenmark Pharmaceuticals, Ltd.	6,301	61,789
Godrej Consumer Products, Ltd.(c)	4,355	65,348
Godrej Consumer Products, Ltd.(c)(g)	4,355	65,227
Grasim Industries, Ltd.	19,909	383,165
Havells India, Ltd.	19,396	138,484
HCL Technologies, Ltd.	30,038	395,658
Hero MotoCorp, Ltd.	1,988	113,349
Hindalco Industries, Ltd.	79,663	235,523
Hindustan Petroleum Corp., Ltd.	16,902	133,255
Hindustan Unilever, Ltd.	43,689	729,981
Housing Development Finance Corp., Ltd.	97,670	2,435,649
ICICI Bank, Ltd.	151,814	681,120
ICICI Bank, Ltd. ADR	3,934	35,284
Idea Cellular, Ltd.	76,577	101,056
IDFC Bank, Ltd.	72,488	61,568
Indiabulls Housing Finance, Ltd.	18,344	307,141
Indian Oil Corp., Ltd.	33,593	199,544
Infosys, Ltd.	112,331	1,623,858
Infosys, Ltd. ADR	7,300	109,646
ITC, Ltd.	224,736	1,123,028
JSW Steel, Ltd.	50,000	157,107
Larsen & Toubro, Ltd.	14,953	390,218
Larsen & Toubro, Ltd. GDR	2,120	54,696
LIC Housing Finance, Ltd.	11,773	135,511
Lupin, Ltd.	12,371	202,520
Mahindra & Mahindra Financial Services, Ltd.	5,284	28,367
Mahindra & Mahindra, Ltd.	18,319	384,022
Mahindra & Mahindra, Ltd. GDR	1,651	35,331
Marico, Ltd.	31,723	153,664

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
Maruti Suzuki India, Ltd.	7,087	$789,561
Motherson Sumi Systems, Ltd.(b)	18,799	134,367
Nestle India, Ltd.	936	97,731
NTPC, Ltd.	103,864	255,573
Oil & Natural Gas Corp., Ltd.	84,461	205,542
Piramal Enterprises, Ltd.(b)	5,262	227,132
Power Finance Corp., Ltd.	49,755	94,872
Reliance Industries, Ltd.(b)	77,688	1,662,232
Reliance Industries, Ltd. GDR(b)(d)	3,442	145,941
Rural Electrification Corp., Ltd.	54,149	144,090
Shree Cement, Ltd.	574	150,965
Shriram Transport Finance Co., Ltd.	9,802	151,661
Siemens, Ltd.	6,013	124,097
State Bank of India	108,851	460,664
State Bank of India GDR	1,020	43,350
Sun Pharmaceutical Industries, Ltd.	50,044	430,469
Tata Consultancy Services, Ltd.	31,227	1,140,622
Tata Motors, Ltd.	101,056	676,886
Tata Motors, Ltd. ADR	1,078	35,585
Tata Motors, Ltd. Class A	32,277	131,830
Tata Power Co., Ltd.	19,125	23,818
Tata Steel, Ltd.	11,716	98,858
Tata Steel, Ltd. GDR	1,300	10,920
Tech Mahindra, Ltd.	28,497	168,855
Titan Co., Ltd.(b)	21,038	170,875
UltraTech Cement, Ltd.	5,259	321,785
United Spirits, Ltd.(b)	2,709	100,841
UPL, Ltd.	22,155	288,945
Vedanta, Ltd.	84,137	323,727
Vedanta, Ltd. ADR	1,433	22,240
Wipro, Ltd.	62,848	252,121
Wipro, Ltd. ADR	5,876	30,555
Yes Bank, Ltd.	23,230	526,828
Zee Entertainment Enterprises, Ltd.	33,339	253,508

		24,951,408

Indonesia – 0.4%
Adaro Energy Tbk PT	619,000	73,234
AKR Corporindo Tbk PT	22,500	11,016
Astra International Tbk PT	1,028,500	689,092
Bank Central Asia Tbk PT	619,500	844,885
Bank Danamon Indonesia Tbk PT	28,500	10,914
Bank Mandiri Persero Tbk PT	491,500	471,113
Bank Negara Indonesia Persero Tbk PT	493,000	242,406
Bank Rakyat Indonesia Persero Tbk PT	571,500	652,101
Bumi Serpong Damai Tbk PT	103,500	14,191
Charoen Pokphand Indonesia Tbk PT	573,000	136,228
Gudang Garam Tbk PT	20,500	120,542
Hanjaya Mandala Sampoerna Tbk PT	358,500	103,293
Indocement Tunggal Prakarsa Tbk PT	115,500	159,617
Indofood CBP Sukses Makmur Tbk PT	115,000	75,995
Indofood Sukses Makmur Tbk PT	169,000	109,120
Jasa Marga Persero Tbk PT	13,875	5,571
Kalbe Farma Tbk PT	817,000	99,457
Lippo Karawaci Tbk PT	368,500	18,244
Matahari Department Store Tbk PT	78,500	83,482
Media Nusantara Citra Tbk PT	105,000	14,475
Pakuwon Jati Tbk PT	1,357,000	62,566
Perusahaan Gas Negara Persero Tbk	473,000	79,777
Semen Indonesia Persero Tbk PT	112,000	83,996
Summarecon Agung Tbk PT	87,500	8,453
Surya Citra Media Tbk PT	50,000	9,717
Telekomunikasi Indonesia Persero Tbk PT	2,529,000	858,826
Tower Bersama Infrastructure Tbk PT	16,500	8,373
Unilever Indonesia Tbk PT	86,500	316,729
United Tractors Tbk PT	64,500	132,754
Waskita Karya Persero Tbk PT	124,000	21,548
XL Axiata Tbk PT(b)	78,125	19,983

		5,537,698

Ireland – 0.4%
Bank of Ireland(b)	1,455,128	381,719
CRH PLC	53,031	1,873,508
Experian PLC	62,021	1,268,854
James Hardie Industries PLC	30,562	480,573
Kerry Group PLC Class A	8,079	694,128
Paddy Power Betfair PLC	4,156	443,059
Ryanair Holdings PLC ADR(b)	1,263	135,911

		5,277,752

Israel – 0.4%
Azrieli Group, Ltd.	2,906	161,363
Bank Hapoalim BM	57,587	388,169
Bank Leumi Le-Israel BM	78,981	383,581
Bezeq The Israeli Telecommunication Corp., Ltd.	135,675	224,969
Check Point Software Technologies, Ltd.(b)	7,210	786,467
Elbit Systems, Ltd.	1,528	188,413
Frutarom Industries, Ltd.	2,616	182,559
Israel Chemicals, Ltd.	35,345	166,666
Mizrahi Tefahot Bank, Ltd.	9,263	168,356
Mobileye NV(b)	11,447	718,872
Nice, Ltd.	3,808	299,902
Taro Pharmaceutical Industries, Ltd.(b)	281	31,489
Teva Pharmaceutical Industries, Ltd.	26,075	859,384
Teva Pharmaceutical Industries, Ltd. ADR	32,053	1,064,801

		5,624,991

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Italy – 1.4%
Assicurazioni Generali SpA	81,949	$1,346,858
Atlantia SpA	30,323	852,172
Enel SpA	526,039	2,816,277
Eni SpA	164,838	2,474,159
Ferrari NV	8,270	708,841
Intesa Sanpaolo SpA(c)	821,720	2,601,703
Intesa Sanpaolo SpA(c)	72,222	213,840
Leonardo SpA	28,056	465,589
Luxottica Group SpA	11,461	662,089
Mediobanca SpA	31,711	312,491
Poste Italiane SpA(d)	34,001	232,485
Prysmian SpA	14,439	424,061
Recordati SpA	5,984	242,426
Saipem SpA(a)(b)	48,862	180,229
Snam SpA	153,615	668,585
Telecom Italia RSP/Milano	376,441	276,931
Telecom Italia SpA/Milano(b)	768,458	708,183
Terna Rete Elettrica Nazionale SpA	96,677	521,112
UniCredit SpA(b)	129,739	2,419,372
UnipolSai Assicurazioni SpA	47,138	102,742

		18,230,145

Japan – 16.1%
ABC-Mart, Inc.	1,500	88,243
Acom Co., Ltd.(b)	18,400	84,009
Aeon Co., Ltd.	41,400	628,959
AEON Financial Service Co., Ltd.	4,900	103,704
Aeon Mall Co., Ltd.	8,700	171,274
Air Water, Inc.	11,600	213,087
Aisin Seiki Co., Ltd.	10,000	511,748
Ajinomoto Co., Inc.	36,400	786,086
Alfresa Holdings Corp.	12,300	237,221
Alps Electric Co., Ltd.	14,000	403,702
Amada Holdings Co., Ltd.	21,700	250,682
ANA Holdings, Inc.	77,000	267,540
Aozora Bank, Ltd.	74,000	281,880
Asahi Glass Co., Ltd.	10,800	454,646
Asahi Group Holdings, Ltd.	25,700	967,067
Asahi Kasei Corp.	84,000	902,723
Asics Corp.	12,400	229,769
Astellas Pharma, Inc.	140,600	1,719,960
Bandai Namco Holdings, Inc.	11,000	374,955
Bank of Kyoto, Ltd.	22,000	207,547
Benesse Holdings, Inc.	3,000	113,208
Bridgestone Corp.	42,400	1,826,415
Brother Industries, Ltd.	13,500	311,548
Calbee, Inc.	6,100	239,689
Canon, Inc.	69,200	2,350,189
Casio Computer Co., Ltd.	8,700	133,721
Central Japan Railway Co.	9,400	1,531,808
Chiba Bank, Ltd.	40,000	289,783
Chubu Electric Power Co., Inc.	44,000	584,461
Chugai Pharmaceutical Co., Ltd.	15,300	572,593
Chugoku Bank, Ltd.	6,900	103,168
Chugoku Electric Power Co., Inc.	17,800	196,282
Coca-Cola Bottlers Japan, Inc.	9,200	266,109
Concordia Financial Group, Ltd.	86,500	436,195
Credit Saison Co., Ltd.	12,000	234,318
CYBERDYNE, Inc.(a)(b)	5,300	70,519
Dai Nippon Printing Co., Ltd.	29,000	322,108
Dai-ichi Life Holdings, Inc.	71,000	1,280,540
Daicel Corp.	16,900	210,122
Daiichi Sankyo Co., Ltd.	37,900	892,856
Daikin Industries, Ltd.	16,300	1,663,946
Daito Trust Construction Co., Ltd.	4,700	731,813
Daiwa House Industry Co., Ltd.	37,300	1,274,096
Daiwa House REIT Investment Corp.	87	206,660
Daiwa Securities Group, Inc.	112,000	663,667
DeNA Co., Ltd.	7,100	158,985
Denso Corp.	31,300	1,320,974
Dentsu, Inc.	14,600	697,775
Disco Corp.	1,600	255,180
Don Quijote Holdings Co., Ltd.	7,400	280,562
East Japan Railway Co.	21,500	2,056,048
Eisai Co., Ltd.	17,700	977,470
Electric Power Development Co., Ltd.	9,100	224,989
FamilyMart UNY Holdings Co., Ltd.	4,500	257,520
FANUC Corp.	12,600	2,428,382
Fast Retailing Co., Ltd.	3,500	1,165,628
Fuji Electric Co., Ltd.	43,000	226,557
FUJIFILM Holdings Corp.	27,300	981,595
Fujitsu, Ltd.	131,000	965,128
Fukuoka Financial Group, Inc.	52,000	247,134
Hachijuni Bank, Ltd.	16,800	106,607
Hakuhodo DY Holdings, Inc.	17,800	236,203
Hamamatsu Photonics KK	9,000	276,344
Hankyu Hanshin Holdings, Inc.	16,500	593,272
Hikari Tsushin, Inc.	1,000	105,198
Hino Motors, Ltd.	19,900	220,855
Hirose Electric Co., Ltd.	2,000	285,155
Hiroshima Bank, Ltd.	21,000	93,076
Hisamitsu Pharmaceutical Co., Inc.	4,000	191,527
Hitachi Chemical Co., Ltd.	7,900	235,538
Hitachi Construction Machinery Co., Ltd.	4,400	109,922
Hitachi High-Technologies Corp.	5,400	209,541
Hitachi Metals, Ltd.	16,600	230,769
Hitachi, Ltd.	315,000	1,932,725
Honda Motor Co., Ltd.	111,200	3,032,367
Hoshizaki Corp.	3,000	271,271
Hoya Corp.	25,600	1,328,985
Hulic Co., Ltd.	22,800	232,748
Idemitsu Kosan Co., Ltd.	3,700	105,046
IHI Corp.(b)	86,000	292,382
Iida Group Holdings Co., Ltd.	5,700	94,915
Inpex Corp.	64,600	621,508
Isetan Mitsukoshi Holdings, Ltd.	19,600	196,419

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Isuzu Motors, Ltd.	31,300	$386,096
ITOCHU Corp.	98,100	1,457,181
J Front Retailing Co., Ltd.	15,100	231,687
Japan Airlines Co., Ltd.	7,500	231,889
Japan Airport Terminal Co., Ltd.	2,000	76,451
Japan Exchange Group, Inc.	35,400	641,145
Japan Post Bank Co., Ltd.	22,600	289,238
Japan Post Holdings Co., Ltd.	24,600	305,201
Japan Prime Realty Investment Corp. REIT	53	183,726
Japan Real Estate Investment Corp. REIT	70	348,256
Japan Retail Fund Investment Corp. REIT	141	260,391
Japan Tobacco, Inc.	71,300	2,504,638
JFE Holdings, Inc.	35,600	617,994
JGC Corp.	12,100	196,210
JSR Corp.	14,500	249,969
JTEKT Corp.	14,200	207,515
JXTG Holdings, Inc.	205,400	897,025
Kajima Corp.	62,000	523,104
Kakaku.com, Inc.	5,100	73,214
Kamigumi Co., Ltd.	10,000	104,842
Kaneka Corp.	11,000	83,802
Kansai Electric Power Co., Inc.	47,600	655,368
Kansai Paint Co., Ltd.	12,700	292,181
Kao Corp.	32,200	1,912,054
Kawasaki Heavy Industries, Ltd.	90,000	265,931
KDDI Corp.	118,500	3,137,571
Keihan Holdings Co., Ltd.	35,000	222,410
Keikyu Corp.	26,000	313,083
Keio Corp.	32,000	267,711
Keisei Electric Railway Co., Ltd.	9,100	242,969
Keyence Corp.	6,300	2,766,483
Kikkoman Corp.	9,100	290,753
Kintetsu Group Holdings Co., Ltd.	125,000	481,711
Kirin Holdings Co., Ltd.	57,300	1,167,317
Kobe Steel, Ltd.(b)	23,600	242,385
Koito Manufacturing Co., Ltd.	6,100	313,795
Komatsu, Ltd.	60,500	1,536,999
Konami Holdings Corp.	6,000	333,215
Konica Minolta, Inc.	28,800	238,889
Kose Corp.	2,300	251,166
Kubota Corp.	69,600	1,169,188
Kuraray Co., Ltd.	19,500	353,693
Kurita Water Industries, Ltd.	4,100	111,659
Kyocera Corp.	21,100	1,221,757
Kyowa Hakko Kirin Co., Ltd.	15,300	284,186
Kyushu Electric Power Co., Inc.	24,900	302,275
Kyushu Financial Group, Inc.	14,200	89,603
Kyushu Railway Co.	9,000	291,963
Lawson, Inc.	3,700	258,829
LINE Corp.(a)(b)	2,000	68,975
Lion Corp.	14,000	289,818
LIXIL Group Corp.	14,400	360,000
M3, Inc.	14,800	407,672
Mabuchi Motor Co., Ltd.	1,900	94,527
Makita Corp.	15,300	565,784
Marubeni Corp.	111,300	718,953
Marui Group Co., Ltd.	15,200	224,023
Maruichi Steel Tube, Ltd.	2,600	75,552
Mazda Motor Corp.	39,100	545,646
McDonald’s Holdings Co., Japan, Ltd.	5,000	191,794
Mebuki Financial Group, Inc.	66,600	247,764
Medipal Holdings Corp.	13,000	240,424
MEIJI Holdings Co., Ltd.	8,300	672,953
MINEBEA MITSUMI, Inc.	21,900	351,811
Miraca Holdings, Inc.	2,200	98,879
MISUMI Group, Inc.	15,500	353,978
Mitsubishi Chemical Holdings Corp.	96,000	794,674
Mitsubishi Corp.	98,200	2,059,089
Mitsubishi Electric Corp.	126,000	1,811,614
Mitsubishi Estate Co., Ltd.	81,900	1,525,967
Mitsubishi Gas Chemical Co., Inc.	13,400	283,241
Mitsubishi Heavy Industries, Ltd.	214,000	875,732
Mitsubishi Materials Corp.	8,400	254,183
Mitsubishi Motors Corp.	41,800	275,294
Mitsubishi Tanabe Pharma Corp.	13,000	300,356
Mitsubishi UFJ Financial Group, Inc.	774,400	5,202,182
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,000	103,827
Mitsui & Co., Ltd.	111,600	1,594,640
Mitsui Chemicals, Inc.	57,000	301,842
Mitsui Fudosan Co., Ltd.	58,600	1,397,982
Mitsui OSK Lines, Ltd.	86,000	252,581
Mixi, Inc.	2,100	116,812
Mizuho Financial Group, Inc.	1,560,200	2,852,128
MS&AD Insurance Group Holdings, Inc.	31,400	1,054,678
Murata Manufacturing Co., Ltd.	12,500	1,899,030
Nabtesco Corp.(a)	8,500	246,996
Nagoya Railroad Co., Ltd.	52,000	242,506
NEC Corp.	181,000	480,046
Nexon Co., Ltd.(b)	13,100	258,829
NGK Insulators, Ltd.	14,500	288,942
NGK Spark Plug Co., Ltd.	11,400	242,387
NH Foods, Ltd.	10,000	303,934
Nidec Corp.	15,600	1,598,042
Nikon Corp.	18,800	300,506
Nintendo Co., Ltd.	7,300	2,448,060
Nippon Building Fund, Inc. REIT(a)	74	378,035
Nippon Electric Glass Co., Ltd.	3,400	123,612
Nippon Express Co., Ltd.	52,000	325,347
Nippon Paint Holdings Co., Ltd.	9,200	347,989
Nippon Prologis REIT, Inc.	106	225,849

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nippon Steel & Sumitomo Metal Corp.	50,200	$1,133,923
Nippon Telegraph & Telephone Corp.	44,900	2,121,921
Nippon Yusen KK(b)	124,000	230,651
Nissan Chemical Industries, Ltd.	7,000	231,132
Nissan Motor Co., Ltd.	152,000	1,512,424
Nisshin Seifun Group, Inc.	13,600	223,318
Nissin Foods Holdings Co., Ltd.	3,900	243,663
Nitori Holdings Co., Ltd.	5,400	722,820
Nitto Denko Corp.	11,000	904,592
NOK Corp.	4,000	84,514
Nomura Holdings, Inc.	238,100	1,426,989
Nomura Real Estate Holdings, Inc.	5,200	102,001
Nomura Real Estate Master Fund, Inc.	216	295,472
Nomura Research Institute, Ltd.	7,600	299,306
NSK, Ltd.	24,400	304,674
NTT Data Corp.	43,600	485,048
NTT DOCOMO, Inc.	90,000	2,124,243
Obayashi Corp.	44,700	525,531
Obic Co., Ltd.	4,200	257,921
Odakyu Electric Railway Co., Ltd.	16,000	322,677
Oji Holdings Corp.	53,000	273,585
Olympus Corp.	19,600	715,201
Omron Corp.	13,200	572,713
Ono Pharmaceutical Co., Ltd.	28,000	610,787
Oracle Corp. Japan	1,600	103,809
Oriental Land Co., Ltd.	14,500	981,808
ORIX Corp.	86,900	1,345,728
Osaka Gas Co., Ltd.	129,000	527,550
Otsuka Corp.	3,900	241,928
Otsuka Holdings Co., Ltd.	25,800	1,099,875
Panasonic Corp.	143,600	1,947,725
Park24 Co., Ltd.	7,900	200,805
Pola Orbis Holdings, Inc.	4,000	105,447
Rakuten, Inc.	62,600	736,536
Recruit Holdings Co., Ltd.	72,500	1,245,973
Resona Holdings, Inc.	148,000	814,685
Ricoh Co., Ltd.	49,600	437,907
Rinnai Corp.	2,300	214,320
Rohm Co., Ltd.	6,500	499,243
Ryohin Keikaku Co., Ltd.	1,400	349,751
Sankyo Co., Ltd.	3,800	128,854
Santen Pharmaceutical Co., Ltd.	21,100	286,191
SBI Holdings, Inc.	8,500	115,139
Secom Co., Ltd.	13,900	1,054,624
Sega Sammy Holdings, Inc.	7,300	98,234
Seibu Holdings, Inc.	12,700	234,762
Seiko Epson Corp.	15,100	335,839
Sekisui Chemical Co., Ltd.	28,200	504,719
Sekisui House, Ltd.	40,700	717,031
Seven & i Holdings Co., Ltd.	49,000	2,018,263
Seven Bank, Ltd.	42,900	153,487
Sharp Corp.(a)(b)	88,000	326,593
Shimadzu Corp.	15,100	287,325
Shimamura Co., Ltd.	1,700	208,188
Shimano, Inc.	5,000	791,207
Shimizu Corp.	31,000	328,596
Shin-Etsu Chemical Co., Ltd.	25,200	2,284,283
Shinsei Bank, Ltd.	66,000	115,130
Shionogi & Co., Ltd.	19,600	1,091,816
Shiseido Co., Ltd.	25,300	899,325
Shizuoka Bank, Ltd.	33,000	298,104
Showa Shell Sekiyu KK	8,600	79,754
SMC Corp.	3,800	1,154,948
SoftBank Group Corp.	53,200	4,307,230
Sohgo Security Services Co., Ltd.	4,800	216,162
Sompo Holdings, Inc.	23,500	907,498
Sony Corp.	81,600	3,112,652
Sony Financial Holdings, Inc.	13,400	228,263
Stanley Electric Co., Ltd.	9,500	286,623
Start Today Co., Ltd.	11,300	278,075
Subaru Corp.	40,400	1,361,289
Sumitomo Chemical Co., Ltd.	107,000	615,183
Sumitomo Corp.	78,700	1,024,025
Sumitomo Dainippon Pharma Co., Ltd.	5,700	77,769
Sumitomo Electric Industries, Ltd.	50,600	779,085
Sumitomo Heavy Industries, Ltd.	39,000	257,200
Sumitomo Metal Mining Co., Ltd.	27,000	360,569
Sumitomo Mitsui Financial Group, Inc.	86,700	3,378,954
Sumitomo Mitsui Trust Holdings, Inc.	22,300	797,648
Sumitomo Realty & Development Co., Ltd.	24,000	740,121
Sumitomo Rubber Industries, Ltd.(a)	14,000	236,241
Sundrug Co., Ltd.	5,700	212,558
Suntory Beverage & Food, Ltd.	7,600	353,079
Suruga Bank, Ltd.	11,300	273,750
Suzuken Co., Ltd.	2,900	96,271
Suzuki Motor Corp.	22,700	1,076,816
Sysmex Corp.	10,600	633,019
T&D Holdings, Inc.	30,400	462,520
Taiheiyo Cement Corp.	76,000	276,646
Taisei Corp.	70,000	639,195
Taisho Pharmaceutical Holdings Co., Ltd.	1,200	91,314
Taiyo Nippon Sanso Corp.	9,900	111,106
Takashimaya Co., Ltd.	23,000	218,823
Takeda Pharmaceutical Co., Ltd.	46,100	2,342,336
TDK Corp.	8,800	578,782
Teijin, Ltd.	12,200	234,640
Terumo Corp.	21,600	850,659
THK Co., Ltd.	9,000	254,717
Tobu Railway Co., Ltd.	54,000	294,607
Toho Co., Ltd.	7,500	230,954
Toho Gas Co., Ltd.	29,000	211,125

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Tohoku Electric Power Co., Inc.	24,700	$341,834
Tokio Marine Holdings, Inc.	44,400	1,837,882
Tokyo Electric Power Co. Holdings, Inc.(b)	78,400	323,062
Tokyo Electron, Ltd.	10,300	1,389,712
Tokyo Gas Co., Ltd.	132,000	686,433
Tokyo Tatemono Co., Ltd.	8,100	106,116
Tokyu Corp.	73,000	556,791
Tokyu Fudosan Holdings Corp.	35,300	208,608
Toppan Printing Co., Ltd.	29,000	317,978
Toray Industries, Inc.	98,200	821,800
Toshiba Corp.(a)(b)	272,000	657,971
Tosoh Corp.	33,000	338,047
TOTO, Ltd.	7,700	293,993
Toyo Seikan Group Holdings, Ltd.	12,700	214,304
Toyo Suisan Kaisha, Ltd.	5,900	226,055
Toyoda Gosei Co., Ltd.	5,300	126,368
Toyota Industries Corp.	11,100	583,847
Toyota Motor Corp.	167,300	8,774,465
Toyota Tsusho Corp.	11,600	347,401
Trend Micro, Inc.	6,500	334,950
Tsuruha Holdings, Inc.	2,400	254,824
Unicharm Corp.	27,200	683,147
United Urban Investment Corp. REIT	167	238,550
USS Co., Ltd.	14,000	278,231
West Japan Railway Co.	11,000	776,931
Yahoo! Japan Corp.	78,200	340,333
Yakult Honsha Co., Ltd.	5,100	347,232
Yamada Denki Co., Ltd.(a)	47,700	236,887
Yamaguchi Financial Group, Inc.	8,000	96,618
Yamaha Corp.	9,300	321,146
Yamaha Motor Co., Ltd.	19,300	497,787
Yamato Holdings Co., Ltd.	24,200	490,741
Yamazaki Baking Co., Ltd.	10,300	205,248
Yaskawa Electric Corp.	14,600	309,386
Yokogawa Electric Corp.	14,900	238,830
Yokohama Rubber Co., Ltd.	4,700	94,326

		206,193,065

Jordan – 0.0%(f)
Hikma Pharmaceuticals PLC	9,412	179,718

Luxembourg – 0.2%
ArcelorMittal(b)	44,721	1,012,990
Eurofins Scientific SE	616	346,477
Millicom International Cellular SA SDR	4,271	251,969
RTL Group SA(b)	2,437	183,754
SES SA	24,802	580,609
Tenaris SA	32,627	507,954

		2,883,753

Macau – 0.0%(f)
MGM China Holdings, Ltd.	43,200	96,068
Wynn Macau, Ltd.	116,000	271,038

		367,106

Malaysia – 0.5%
AirAsia Bhd	140,400	106,298
Alliance Financial Group Bhd	9,200	8,251
AMMB Holdings Bhd	132,400	150,516
Astro Malaysia Holdings Bhd	13,200	7,780
Axiata Group Bhd	180,119	202,666
Berjaya Sports Toto Bhd	2,500	1,473
British American Tobacco Malaysia Bhd	2,800	28,322
CIMB Group Holdings Bhd	196,904	301,825
Dialog Group Bhd	282,300	126,266
DiGi.Com Bhd	221,300	257,766
Felda Global Ventures Holdings Bhd	4,700	1,872
Gamuda Bhd	128,616	164,791
Genting Bhd	128,100	280,811
Genting Malaysia Bhd	188,600	241,646
Genting Plantations Bhd	900	2,315
HAP Seng Consolidated Bhd	9,700	20,857
Hartalega Holdings Bhd	2,400	4,126
Hong Leong Bank Bhd	49,032	178,873
Hong Leong Financial Group Bhd	4,800	18,786
IHH Healthcare Bhd	185,200	248,075
IJM Corp. Bhd	126,600	102,043
IOI Corp. Bhd	149,800	155,291
IOI Properties Group Bhd	38,750	19,860
Kuala Lumpur Kepong Bhd	18,300	106,066
Lafarge Malaysia Bhd	3,500	4,525
Malayan Banking Bhd	194,117	435,476
Malaysia Airports Holdings Bhd	66,124	131,858
Maxis Bhd	73,400	94,899
MISC Bhd	86,500	150,324
Petronas Chemicals Group Bhd	151,900	251,241
Petronas Dagangan Bhd	22,600	126,882
Petronas Gas Bhd	48,700	210,336
PPB Group Bhd	36,900	147,509
Public Bank Bhd	165,200	782,003
RHB Capital Bhd	9,259	10,914
Sapura Energy Bhd	192,900	71,450
Sime Darby Bhd	142,535	315,442
Telekom Malaysia Bhd	91,003	140,978
Tenaga Nasional Bhd	173,900	572,827
UMW Holdings Bhd(b)	4,900	6,815
Westports Holdings Bhd	8,800	7,462
YTL Corp. Bhd	80,400	27,345
YTL Power International Bhd	7,400	2,500

		6,227,361

Mexico – 0.8%
Alfa SAB de CV Class A	167,200	237,871
America Movil SAB de CV Series L	2,180,600	1,754,142
Arca Continental SAB de CV	16,700	125,971
Cemex SAB de CV Series CPO(b)	970,064	915,410
Coca-Cola Femsa SAB de CV Series L	32,200	273,793
El Puerto de Liverpool SAB de CV Series C1	3,000	23,753

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Mexico – (continued)
Fibra Uno Administracion SA de CV REIT	151,800	$288,005
Fomento Economico Mexicano SAB de CV	128,100	1,264,952
Fresnillo PLC	13,020	251,317
Gentera SAB de CV	17,100	25,735
Gruma SAB de CV Class B	14,700	192,305
Grupo Aeroportuario del Pacifico SAB de CV Class B	23,300	263,255
Grupo Aeroportuario del Sureste SAB de CV Class B	13,750	290,828
Grupo Bimbo SAB de CV Series A	97,500	246,393
Grupo Carso SAB de CV Series A1	23,000	97,440
Grupo Financiero Banorte SAB de CV Series O	165,300	1,051,633
Grupo Financiero Inbursa SAB de CV Series O	147,800	252,897
Grupo Financiero Santander Mexico SAB de CV Class B	69,000	133,885
Grupo Lala SAB de CV	5,300	9,742
Grupo Mexico SAB de CV Series B	196,000	552,164
Grupo Televisa SAB Series CPO	163,600	800,385
Industrias Penoles SAB de CV	9,730	220,670
Infraestructura Energetica Nova SAB de CV	22,700	121,315
Kimberly-Clark de Mexico SAB de CV Class A	103,300	219,216
Mexichem SAB de CV	43,357	116,443
OHL Mexico SAB de CV	6,700	9,691
Promotora y Operadora de Infraestructura SAB de CV	18,200	218,001
Wal-Mart de Mexico SAB de CV	271,700	631,674

		10,588,886

Netherlands – 3.1%
ABN AMRO Group NV(d)	25,454	673,823
Aegon NV	120,219	613,045
AerCap Holdings NV(b)	8,523	395,723
Akzo Nobel NV	16,528	1,434,373
Altice NV Class A(b)	26,397	608,163
Altice NV Class B(b)	4,735	109,117
ASML Holding NV	24,112	3,137,857
Boskalis Westminster	6,961	225,756
EXOR NV	7,596	410,569
Gemalto NV	4,546	272,469
Heineken Holding NV	6,844	626,425
Heineken NV	15,095	1,465,649
ING Groep NV	249,757	4,301,391
Koninklijke Ahold Delhaize NV	83,736	1,598,755
Koninklijke DSM NV	12,093	877,766
Koninklijke KPN NV	229,824	734,214
Koninklijke Philips NV	60,382	2,141,472
Koninklijke Vopak NV	4,863	225,188
NN Group NV	20,340	721,946
NXP Semiconductors NV(b)	22,454	2,457,590
Randstad Holding NV	8,264	481,832
Royal Dutch Shell PLC Class A	284,107	7,509,976
Royal Dutch Shell PLC Class B	240,459	6,442,096
Steinhoff International Holdings NV	197,420	1,010,266
Wolters Kluwer NV	20,150	851,831

		39,327,292

New Zealand – 0.1%
Auckland International Airport, Ltd.	51,728	270,050
Contact Energy, Ltd.	26,423	100,797
Fletcher Building, Ltd.	38,341	224,306
Mercury NZ, Ltd.	58,363	141,875
Meridian Energy, Ltd.	54,880	116,933
Ryman Healthcare, Ltd.	15,168	92,069
Spark New Zealand, Ltd.	103,936	287,665

		1,233,695

Norway – 0.4%
DNB ASA	64,656	1,096,041
Gjensidige Forsikring ASA	15,042	255,888
Marine Harvest ASA(b)	26,793	457,070
Norsk Hydro ASA	92,762	512,499
Orkla ASA	55,826	565,481
Schibsted ASA Class A	3,525	84,836
Schibsted ASA Class B	3,222	70,966
Statoil ASA	74,582	1,232,253
Telenor ASA	50,215	830,258
Yara International ASA	12,393	463,962

		5,569,254

Pakistan – 0.0%(f)
Habib Bank, Ltd.	53,000	136,065

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR	12,300	141,450
Credicorp, Ltd.	3,500	627,865
Southern Copper Corp.	3,500	121,205

		890,520

Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	73,760	111,312
Aboitiz Power Corp.	12,500	9,636
Alliance Global Group, Inc.	29,200	8,275
Ayala Corp.	14,580	245,601
Ayala Land, Inc.	410,500	323,373
Bank of the Philippine Islands	60,060	123,786
BDO Unibank, Inc.	113,683	279,364
DMCI Holdings, Inc.	33,730	9,425
Energy Development Corp.	79,600	9,544
Globe Telecom, Inc.	2,995	121,557
GT Capital Holdings, Inc.	5,280	126,611
International Container Terminal Services, Inc.	4,320	8,373
JG Summit Holdings, Inc.	167,600	269,037
Jollibee Foods Corp.	33,510	135,474
Megaworld Corp.	95,000	8,096

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Philippines – (continued)
Metro Pacific Investments Corp.	974,000	$123,342
Metropolitan Bank & Trust Co.	14,550	25,230
PLDT, Inc.	6,380	227,333
Robinsons Land Corp.	31,800	15,282
Security Bank Corp.	5,920	25,459
SM Investments Corp.	14,785	235,283
SM Prime Holdings, Inc.	462,500	302,467
Universal Robina Corp.	29,180	94,202

		2,838,062

Poland – 0.2%
Alior Bank SA(b)	7,214	120,126
Bank Handlowy w Warszawie SA	120	2,226
Bank Millennium SA(b)	5,244	10,535
Bank Pekao SA	8,784	295,619
Bank Zachodni WBK SA	1,284	118,521
CCC SA	2,236	135,669
Cyfrowy Polsat SA(b)	19,389	128,988
Eurocash SA	1,382	11,553
Grupa Azoty SA	626	10,686
Grupa Lotos SA(b)	8,131	111,825
KGHM Polska Miedz SA	5,578	166,439
LPP SA	90	173,530
mBank SA(b)	1,215	151,404
Orange Polska SA(b)	5,574	7,711
PGE Polska Grupa Energetyczna SA	36,848	120,332
Polski Koncern Naftowy ORLEN SA	17,200	519,019
Polskie Gornictwo Naftowe i Gazownictwo SA	74,980	127,787
Powszechna Kasa Oszczednosci Bank Polski SA(b)	47,152	438,168
Powszechny Zaklad Ubezpieczen SA	29,685	356,944
Synthos SA	1,938	2,535
Tauron Polska Energia SA(b)	21,367	20,628

		3,030,245

Portugal – 0.1%
EDP – Energias de Portugal SA	123,426	403,035
Galp Energia SGPS SA	26,538	401,201
Jeronimo Martins SGPS SA	14,746	287,429

		1,091,665

Qatar – 0.1%
Barwa Real Estate Co.	826	7,284
Commercial Bank QSC(b)	16,545	137,553
Doha Bank QSC	1,923	16,023
Ezdan Holding Group QSC	52,409	180,262
Industries Qatar QSC	9,460	246,183
Masraf Al Rayan QSC	21,475	231,741
Ooredoo QSC	5,832	146,421
Qatar Electricity & Water Co. QSC	2,273	117,922
Qatar Gas Transport Co., Ltd.	2,813	13,095
Qatar Insurance Co. SAQ	8,467	155,905
Qatar Islamic Bank SAQ	1,177	29,743
Qatar National Bank QPSC	12,014	416,834

		1,698,966

Romania – 0.0%(f)
New Europe Property Investments PLC	9,383	118,490

Russia – 0.7%
Alrosa PJSC(b)	161,438	235,747
Gazprom PAO(b)	678,420	1,360,073
Inter RAO UES PJSC(b)	2,290,000	147,481
LUKOIL PJSC(b)	26,663	1,298,763
LUKOIL PJSC ADR	420	20,454
Magnit PJSC GDR	15,486	526,524
MMC Norilsk Nickel PJSC(b)	2,871	390,817
Mobile TeleSystems PJSC ADR	26,400	221,232
Moscow Exchange MICEX-RTS PJSC(b)	52,245	92,610
Novatek PJSC GDR	4,638	516,673
Novolipetsk Steel PJSC	90,720	176,485
PhosAgro PJSC GDR	2,025	26,831
Rosneft Oil Co. PJSC(b)	61,450	336,080
Rostelecom PJSC	85,360	102,659
Rushhydro PJSC	8,993,000	120,245
Sberbank of Russia PJSC(b)	687,360	1,694,256
Severstal PAO(b)	8,250	107,543
Sistema PJSC FC GDR	2,473	10,337
Surgutneftegas OAO(b)	267,900	116,302
Surgutneftegas OJSC Preference Shares(b)	446,300	215,361
Tatneft PAO(b)	72,740	459,620
Transneft PJSC Preference Shares(b)	86	231,728
VTB Bank PJSC	280,070,000	301,355

		8,709,176

Singapore – 0.9%
Ascendas REIT	139,575	264,583
CapitaLand Commercial Trust	164,400	198,209
CapitaLand Mall Trust REIT	161,700	231,948
CapitaLand, Ltd.	178,700	454,261
City Developments, Ltd.	31,000	241,588
ComfortDelGro Corp., Ltd.	128,600	214,824
DBS Group Holdings, Ltd.	116,448	1,754,099
Genting Singapore PLC	352,300	277,623
Global Logistic Properties, Ltd.	188,300	391,138
Golden Agri-Resources, Ltd.	309,500	84,296
Hutchison Port Holdings Trust	421,800	181,374
Jardine Cycle & Carriage, Ltd.	6,211	200,064
Keppel Corp., Ltd.	101,200	462,322
Oversea-Chinese Banking Corp., Ltd.	205,650	1,611,623
SATS, Ltd.	53,300	197,816
Sembcorp Industries, Ltd.	66,700	149,207
Singapore Airlines, Ltd.	34,400	252,844
Singapore Exchange, Ltd.	47,300	252,157
Singapore Press Holdings, Ltd.	95,500	224,037
Singapore Technologies Engineering, Ltd.	98,400	263,000

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
Singapore Telecommunications, Ltd.	534,900	$1,511,247
StarHub, Ltd.(a)	57,700	113,988
Suntec Real Estate Investment Trust	182,700	248,138
United Overseas Bank, Ltd.	86,393	1,450,707
UOL Group, Ltd.	37,533	208,267
Wilmar International, Ltd.	107,500	261,557

		11,700,917

South Africa – 1.5%
Anglo American Platinum, Ltd.(b)	458	10,478
AngloGold Ashanti, Ltd.	23,021	224,895
Aspen Pharmacare Holdings, Ltd.	26,493	580,511
Barclays Africa Group, Ltd.	57,833	634,497
Bid Corp., Ltd.	18,173	415,014
Bidvest Group, Ltd.	20,421	245,598
Brait SE(b)	12,378	57,174
Capitec Bank Holdings, Ltd.	2,901	183,769
Coronation Fund Managers, Ltd.	1,931	9,607
Discovery, Ltd.	23,630	230,700
Exxaro Resources, Ltd.	13,613	96,623
FirstRand, Ltd.	225,110	810,070
Fortress Income Fund, Ltd.	34,720	91,951
Fortress Income Fund, Ltd. Class A	16,870	22,094
Foschini Group, Ltd.	8,805	92,253
Gold Fields, Ltd.	56,782	194,712
Growthpoint Properties, Ltd. REIT	134,524	251,337
Hyprop Investments, Ltd.	16,182	144,190
Impala Platinum Holdings, Ltd.(a)(b)	24,519	68,958
Imperial Holdings, Ltd.	12,323	151,422
Investec PLC	40,401	300,966
Investec, Ltd.	19,854	146,225
Liberty Holdings, Ltd.	972	8,346
Life Healthcare Group Holdings, Ltd.	49,385	96,678
Massmart Holdings, Ltd.	923	7,432
Mediclinic International PLC(a)(c)	21,434	206,446
Mediclinic International PLC(c)	2,421	23,381
MMI Holdings, Ltd.	83,371	128,787
Mondi PLC	24,890	651,143
Mondi, Ltd.	4,978	128,837
Mr. Price Group, Ltd.	8,235	98,047
MTN Group, Ltd.	112,601	980,559
Naspers, Ltd. Class N	28,165	5,470,706
Nedbank Group, Ltd.	14,950	238,230
Netcare, Ltd.	41,109	80,728
Pick n Pay Stores, Ltd.	16,148	72,726
Pioneer Foods Group, Ltd.	10,377	107,275
PSG Group, Ltd.	6,572	120,380
Rand Merchant Investment Holdings, Ltd.	49,784	148,146
Redefine Properties, Ltd. REIT	287,611	230,923
Remgro, Ltd.	36,115	588,369
Resilient REIT, Ltd. REIT	11,867	110,261
RMB Holdings, Ltd.	53,367	239,291
Sanlam, Ltd.	75,411	372,954
Sappi, Ltd.	37,361	248,332
Sasol, Ltd.	36,674	1,025,836
Shoprite Holdings, Ltd.	23,755	361,478
Sibanye Gold, Ltd.	45,415	52,165
SPAR Group, Ltd.	7,309	85,968
Standard Bank Group, Ltd.	86,049	945,964
Telkom SA SOC, Ltd.(a)	13,170	61,867
Tiger Brands, Ltd.	9,196	258,211
Truworths International, Ltd.	16,502	90,051
Tsogo Sun Holdings, Ltd.	1,344	2,299
Vodacom Group, Ltd.	36,259	454,590
Woolworths Holdings, Ltd.	55,053	259,036

		18,918,486

South Korea – 3.5%
Amorepacific Corp.	1,684	447,438
Amorepacific Corp. Preference Shares	740	120,299
AMOREPACIFIC Group	1,798	204,291
BGF retail Co., Ltd.	1,440	127,116
BNK Financial Group, Inc.	10,927	104,576
Celltrion, Inc.(b)	4,242	426,740
Cheil Worldwide, Inc.	680	10,936
CJ CheilJedang Corp.	320	101,106
CJ Corp.	610	101,031
CJ E&M Corp.	257	17,026
CJ Korea Express Corp.(b)	100	15,776
Coway Co., Ltd.	3,120	283,599
Daelim Industrial Co., Ltd.	2,118	164,753
Daewoo Engineering & Construction Co., Ltd.(b)	380	2,518
DGB Financial Group, Inc.	13,309	137,260
Dongbu Insurance Co., Ltd.	1,790	106,385
Dongsuh Cos., Inc.	874	23,375
Doosan Heavy Industries & Construction Co., Ltd.	457	8,368
E-MART, Inc.	1,356	277,920
GS Engineering & Construction Corp.(b)	422	11,231
GS Holdings Corp.	3,356	200,043
GS Retail Co., Ltd.	360	16,236
Hana Financial Group, Inc.	19,869	785,799
Hankook Tire Co., Ltd.	4,760	264,595
Hanmi Pharm Co., Ltd.(b)	435	141,813
Hanmi Science Co., Ltd.(b)	184	13,573
Hanon Systems	8,270	74,449
Hanssem Co., Ltd.	770	123,830
Hanwha Chemical Corp.	6,970	183,974
Hanwha Corp.	3,640	150,798
Hanwha Life Insurance Co., Ltd.	1,840	11,193
Hanwha Techwin Co., Ltd.(b)	2,840	110,458
Hotel Shilla Co., Ltd.	2,730	136,243
Hyosung Corp.	1,344	196,757
Hyundai Department Store Co., Ltd.	1,309	126,421

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Hyundai Development Co-Engineering & Construction	3,730	$153,060
Hyundai Electric & Energy System Co., Ltd.(b)	1	272
Hyundai Engineering & Construction Co., Ltd.	4,572	184,015
Hyundai Glovis Co., Ltd.	725	99,484
Hyundai Heavy Industries Co., Ltd.(b)	1,750	269,960
Hyundai Marine & Fire Insurance Co., Ltd.	2,670	91,828
Hyundai Mobis Co., Ltd.	4,520	987,633
Hyundai Motor Co.	10,113	1,409,801
Hyundai Motor Co. Preference Shares(c)	2,519	256,490
Hyundai Motor Co. Preference Shares(c)	1,762	174,021
Hyundai Robotics Co., Ltd.(b)	371	125,326
Hyundai Steel Co.	5,155	280,244
Hyundai Wia Corp.	139	8,480
Industrial Bank of Korea	15,890	197,905
Kakao Corp.	2,034	180,440
Kangwon Land, Inc.	7,520	229,054
KB Financial Group, Inc.	26,123	1,317,395
KCC Corp.	458	174,730
KEPCO Plant Service & Engineering Co., Ltd.	180	6,946
Kia Motors Corp.	17,963	599,735
Korea Aerospace Industries, Ltd.	3,940	196,285
Korea Electric Power Corp.	17,453	622,368
Korea Gas Corp.(b)	340	15,809
Korea Investment Holdings Co., Ltd.	2,958	181,231
Korea Zinc Co., Ltd.	577	229,963
Korean Air Lines Co., Ltd.(b)	4,004	135,432
KT Corp.	110	3,134
KT&G Corp.	7,826	800,281
Kumho Petrochemical Co., Ltd.	118	7,580
LG Chem, Ltd.	3,083	784,122
LG Chem, Ltd. Preference Shares	93	16,419
LG Corp.	5,333	360,303
LG Display Co., Ltd.	12,610	408,890
LG Electronics, Inc.	5,971	418,541
LG Household & Health Care, Ltd.	503	436,990
LG Household & Health Care, Ltd. Preference Shares	50	27,182
LG Innotek Co., Ltd.	1,061	153,009
LG Uplus Corp.	12,590	171,659
Lotte Chemical Corp.	866	260,371
Lotte Chilsung Beverage Co., Ltd.	9	13,482
Lotte Confectionery Co., Ltd.	60	10,383
Lotte Shopping Co., Ltd.	645	171,094
Medy-Tox, Inc.	329	161,028
Mirae Asset Daewoo Co., Ltd.	23,737	229,248
NAVER Corp.	1,839	1,346,923
NCSoft Corp.	1,010	335,004
Netmarble Games Corp.(b)(d)	1,313	177,874
NH Investment & Securities Co., Ltd.	11,490	149,129
OCI Co., Ltd.	142	11,133
Orion Corp.(g)	148	103,224
Ottogi Corp.	17	11,738
POSCO	4,883	1,224,858
Posco Daewoo Corp.	570	11,110
S-1 Corp.	1,546	131,068
S-Oil Corp.	2,869	237,715
Samsung Biologics Co., Ltd.(b)(d)	1,110	283,285
Samsung C&T Corp.	5,143	665,266
Samsung Card Co., Ltd.	501	17,099
Samsung Electro-Mechanics Co., Ltd.	3,673	327,445
Samsung Electronics Co., Ltd.	6,261	13,007,383
Samsung Electronics Co., Ltd. Preference Shares	1,154	1,878,030
Samsung Fire & Marine Insurance Co., Ltd.	1,756	432,036
Samsung Heavy Industries Co., Ltd.(b)	11,059	120,338
Samsung Life Insurance Co., Ltd.	3,760	384,495
Samsung SDI Co., Ltd.	3,068	459,872
Samsung SDS Co., Ltd.	2,060	332,185
Samsung Securities Co., Ltd.	4,928	177,884
Shinhan Financial Group Co., Ltd.	28,110	1,211,225
Shinsegae, Inc.	635	127,372
SK Holdings Co., Ltd.	2,387	579,982
SK Hynix, Inc.	37,819	2,227,855
SK Innovation Co., Ltd.	4,406	610,367
SK Networks Co., Ltd.	410	2,240
SK Telecom Co., Ltd.	1,180	274,335
Woori Bank	19,110	308,158
Yuhan Corp.	653	140,399

		45,096,576

Spain – 2.4%
Abertis Infraestructuras SA	46,304	856,611
ACS Actividades de Construccion y Servicios SA	16,326	629,842
Aena SA(d)	4,501	877,078
Amadeus IT Group SA	28,645	1,710,330
Banco Bilbao Vizcaya Argentaria SA	431,367	3,574,348
Banco de Sabadell SA	359,083	728,593
Banco Santander SA	936,345	6,185,556
Bankia SA	69,326	334,623
Bankinter SA(a)	37,198	342,167
CaixaBank SA	236,831	1,129,092
Distribuidora Internacional de Alimentacion SA(a)	41,148	255,823
Enagas SA	15,780	441,848
Endesa SA(a)	21,819	501,944
Ferrovial SA	32,574	722,055

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Spain – (continued)
Gamesa Corp. Tecnologica SA	13,355	$284,763
Gas Natural SDG SA	23,940	559,475
Grifols SA	20,358	566,203
Iberdrola SA	375,842	2,971,945
Industria de Diseno Textil SA	70,593	2,706,104
Mapfre SA	65,454	228,291
Red Electrica Corp. SA(a)	29,353	612,490
Repsol SA	79,411	1,213,668
Telefonica SA	293,025	3,020,587

		30,453,436

Sweden – 2.0%
Alfa Laval AB	16,412	335,457
Assa Abloy AB Class B	65,691	1,441,619
Atlas Copco AB Class A	43,838	1,678,771
Atlas Copco AB Class B	25,989	896,953
Boliden AB	18,846	513,684
Electrolux AB Series B	16,497	540,020
Essity AB Class B(b)	40,214	1,098,971
Getinge AB Class B	12,852	251,264
Hennes & Mauritz AB Class B	62,190	1,547,644
Hexagon AB Class B	17,303	821,603
Husqvarna AB Class B	23,027	228,508
ICA Gruppen AB	6,173	229,515
Industrivarden AB Class C	10,068	241,120
Investor AB Class B	29,852	1,436,936
Kinnevik AB Class B	16,200	495,341
L E Lundbergforetagen AB Class B	2,900	228,643
Lundin Petroleum AB(b)	12,340	237,157
Nordea Bank AB	196,841	2,501,776
Sandvik AB	74,461	1,169,722
Securitas AB Class B	17,559	295,615
Skandinaviska Enskilda Banken AB Class A	100,100	1,209,334
Skanska AB Class B	23,297	552,142
SKF AB Class B	25,941	524,999
Svenska Handelsbanken AB Class A	100,157	1,432,078
Swedbank AB Class A	59,376	1,445,233
Swedish Match AB	13,121	461,554
Tele2 AB Class B	26,718	279,390
Telefonaktiebolaget LM Ericsson Class B	201,133	1,436,741
Telia Co. AB	174,238	801,310
Volvo AB Class B	101,384	1,726,084

		26,059,184

Switzerland – 6.3%
ABB, Ltd.	128,741	3,183,404
Actelion, Ltd.(b)	539	150,699
Adecco Group AG(b)	10,873	827,695
Baloise Holding AG	3,437	531,889
Barry Callebaut AG(b)	139	191,304
Chocoladefabriken Lindt & Spruengli AG(c)	76	441,247
Chocoladefabriken Lindt & Spruengli AG(c)	6	418,838
Cie Financiere Richemont SA	33,774	2,786,139
Coca-Cola HBC AG(b)	10,544	309,258
Credit Suisse Group AG(b)	152,402	2,205,703
Dufry AG(b)	2,498	409,790
EMS-Chemie Holding AG	469	346,247
Geberit AG	2,445	1,141,757
Givaudan SA	608	1,217,714
Glencore PLC(b)	791,301	2,952,014
Julius Baer Group, Ltd.(b)	14,990	789,689
Kuehne + Nagel International AG	3,676	614,170
LafargeHolcim, Ltd.(b)(c)	28,848	1,653,793
LafargeHolcim, Ltd.(b)(c)	852	48,850
Lonza Group AG(b)	4,929	1,066,968
Nestle SA	199,074	17,347,387
Novartis AG	142,978	11,914,211
Pargesa Holding SA	2,959	225,405
Partners Group Holding AG	1,170	726,325
Roche Holding AG	44,989	11,472,160
Schindler Holding AG(c)	2,775	587,947
Schindler Holding AG(c)	1,281	265,925
SGS SA	365	885,010
Sika AG	146	939,132
Sonova Holding AG	3,569	580,268
STMicroelectronics NV(a)	43,287	620,593
Straumann Holding AG	535	304,749
Swatch Group AG(c)	2,070	765,402
Swatch Group AG(c)	3,666	268,160
Swiss Life Holding AG(b)	2,160	729,887
Swiss Prime Site AG(b)	4,981	453,031
Swiss Re AG	21,096	1,930,835
Swisscom AG	1,732	836,836
UBS Group AG(b)	235,748	3,997,857
Vifor Pharma AG	3,449	380,681
Wolseley PLC	16,760	1,026,038
Zurich Insurance Group AG	9,748	2,840,982

		80,385,989

Taiwan – 2.8%
Acer, Inc.(b)	255,000	133,703
Advanced Semiconductor Engineering, Inc.	351,650	451,411
Advantech Co., Ltd.	13,199	93,504
Asia Cement Corp.	140,000	120,118
Asia Pacific Telecom Co., Ltd.(b)	7,000	2,520
Asustek Computer, Inc.	38,000	359,139
AU Optronics Corp.	594,000	271,420
Catcher Technology Co., Ltd.	37,000	442,127
Cathay Financial Holding Co., Ltd.	544,000	895,937
Chailease Holding Co., Ltd.	68,480	190,898
Chang Hwa Commercial Bank, Ltd.	195,624	112,217
Cheng Shin Rubber Industry Co., Ltd.	124,000	263,734
Chicony Electronics Co., Ltd.	46,030	116,664
China Airlines, Ltd.	23,000	6,979
China Development Financial Holding Corp.	888,000	257,759
China Life Insurance Co., Ltd.	130,376	129,862
China Steel Corp.	850,000	691,568

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Chunghwa Telecom Co., Ltd.	253,000	$898,225
Compal Electronics, Inc.	169,000	113,889
CTBC Financial Holding Co., Ltd.	1,179,009	773,216
Delta Electronics, Inc.	131,630	720,460
E.Sun Financial Holding Co., Ltd.	473,738	291,220
Eclat Textile Co., Ltd.	8,022	97,836
Eva Airways Corp.	16,800	8,312
Evergreen Marine Corp. Taiwan, Ltd.(b)	23,170	11,768
Far Eastern New Century Corp.	128,620	104,646
Far EasTone Telecommunications Co., Ltd.	102,000	259,862
Feng TAY Enterprise Co., Ltd.	30,273	133,850
First Financial Holding Co., Ltd.	531,467	355,534
Formosa Chemicals & Fibre Corp.	166,000	521,137
Formosa Petrochemical Corp.	72,000	248,521
Formosa Plastics Corp.	277,000	844,112
Formosa Taffeta Co., Ltd.	3,000	3,013
Foxconn Technology Co., Ltd.	36,180	109,182
Fubon Financial Holding Co., Ltd.(b)	449,000	715,123
Giant Manufacturing Co., Ltd.	23,000	131,558
Highwealth Construction Corp.	72,900	120,781
Hiwin Technologies Corp.	18,070	122,071
Hon Hai Precision Industry Co., Ltd.	1,005,650	3,867,885
Hotai Motor Co., Ltd.	19,000	237,968
HTC Corp.(b)	13,000	31,026
Hua Nan Financial Holdings Co., Ltd.	466,235	270,514
Innolux Corp.	561,000	293,225
Inventec Corp.	197,000	160,605
Largan Precision Co., Ltd.	7,000	1,116,042
Lite-On Technology Corp.	145,419	239,019
MediaTek, Inc.	100,000	856,345
Mega Financial Holding Co., Ltd.	572,601	476,226
Merida Industry Co., Ltd.	2,000	10,717
Micro-Star International Co., Ltd.	33,000	76,696
Nan Ya Plastics Corp.	319,000	791,732
Nanya Technology Corp.	18,000	32,426
Nien Made Enterprise Co., Ltd.	3,000	33,284
Novatek Microelectronics Corp.	24,000	97,041
OBI Pharma, Inc.(b)	1,000	7,922
Pegatron Corp.	108,000	338,343
Phison Electronics Corp.	13,000	160,470
Pou Chen Corp.	80,000	110,717
Powertech Technology, Inc.(b)	51,000	157,426
President Chain Store Corp.	33,000	296,696
Quanta Computer, Inc.	150,000	355,030
Realtek Semiconductor Corp.	34,000	122,387
Ruentex Development Co., Ltd.(b)	8,280	9,336
Ruentex Industries, Ltd.	5,000	7,462
Shin Kong Financial Holding Co., Ltd.(b)	360,551	96,005
Siliconware Precision Industries Co., Ltd.	145,135	234,497
SinoPac Financial Holdings Co., Ltd.	636,641	194,634
Standard Foods Corp.	49,440	132,783
Synnex Technology International Corp.	70,550	79,085
TaiMed Biologics, Inc.(b)	4,000	24,260
Taishin Financial Holding Co., Ltd.	564,899	257,194
Taiwan Business Bank	64,119	17,916
Taiwan Cement Corp.	212,000	245,312
Taiwan Cooperative Financial Holding Co., Ltd.	493,084	261,779
Taiwan Fertilizer Co., Ltd.	7,000	9,308
Taiwan High Speed Rail Corp.	152,000	127,166
Taiwan Mobile Co., Ltd.(b)	89,000	334,993
Taiwan Semiconductor Manufacturing Co., Ltd.	1,578,000	10,815,680
Teco Electric and Machinery Co., Ltd.	90,000	86,538
Transcend Information, Inc.	1,000	3,353
Uni-President Enterprises Corp.	253,880	509,095
United Microelectronics Corp.	686,000	332,627
Vanguard International Semiconductor Corp.	39,000	76,923
Wistron Corp.	107,946	109,827
WPG Holdings, Ltd.	66,000	88,087
Yuanta Financial Holding Co., Ltd.	608,022	267,834
Yulon Motor Co., Ltd.	7,000	6,282
Zhen Ding Technology Holding, Ltd.	3,000	7,110

		35,598,704

Thailand – 0.5%
Advanced Info Service PCL(g)	59,300	309,854
Airports of Thailand PCL(g)	245,500	341,474
Bangkok Bank PCL NVDR	5,100	27,775
Bangkok Dusit Medical Services PCL(g)	148,200	83,763
Bangkok Expressway & Metro PCL(g)	649,000	142,333
BEC World PCL(g)	4,700	2,905
Berli Jucker PCL(g)	55,900	78,576
BTS Group Holdings PCL(g)	118,600	29,676
Bumrungrad Hospital PCL(g)	16,400	82,797
Central Pattana PCL(g)	56,000	114,160
Charoen Pokphand Foods PCL(g)	108,500	79,211
CP ALL PCL(g)	256,900	474,550
Delta Electronics Thailand PCL(g)	5,400	13,790
Energy Absolute PCL(g)	14,513	14,739
Glow Energy PCL(g)	11,100	25,732
Home Product Center PCL(g)	68,100	19,245
Indorama Ventures PCL(g)	32,500	36,356
IRPC PCL(g)	207,000	32,601

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thailand – (continued)
Kasikornbank PCL	87,100	$511,523
Kasikornbank PCL NVDR	39,800	232,567
Krung Thai Bank PCL(g)	265,400	146,880
Minor International PCL(g)	94,050	111,437
PTT Exploration & Production PCL(g)	88,800	225,464
PTT Global Chemical PCL(g)	129,000	260,127
PTT PCL(g)	51,300	558,758
Robinson PCL(g)	12,700	21,777
Siam Cement PCL	75,600	1,117,198
Siam Commercial Bank PCL(g)	93,200	426,629
Thai Oil PCL(g)	66,100	153,721
Thai Union Group PCL Class F(g)	43,700	27,144
TMB Bank PCL(g)	63,300	4,286
True Corp. PCL(b)(g)	216,512	39,516

		5,746,564

Turkey – 0.2%
Akbank TAS	124,014	345,016
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,760	10,912
Arcelik A/S	4,778	35,348
Aselsan Elektronik Sanayi Ve Ticaret A/S	18,895	117,257
BIM Birlesik Magazalar A/S	13,969	258,755
Coca-Cola Icecek A/S	648	7,428
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT(b)	30,919	25,806
Eregli Demir ve Celik Fabrikalari TAS	83,264	166,644
Ford Otomotiv Sanayi A/S	1,307	15,940
Haci Omer Sabanci Holding A/S	58,478	181,449
KOC Holding A/S	51,437	236,264
Petkim Petrokimya Holding A/S	11,722	20,166
TAV Havalimanlari Holding A/S	1,388	7,435
Tofas Turk Otomobil Fabrikasi A/S	2,262	18,558
Tupras Turkiye Petrol Rafinerileri A/S	7,975	229,115
Turk Hava Yollari AO(b)	4,688	10,713
Turk Telekomunikasyon A/S(b)	4,204	7,447
Turkcell Iletisim Hizmetleri A/S	56,047	184,249
Turkiye Garanti Bankasi A/S	129,411	359,664
Turkiye Halk Bankasi A/S	29,437	109,891
Turkiye Is Bankasi Class C	62,875	132,977
Turkiye Sise ve Cam Fabrikalari A/S	6,184	8,076
Turkiye Vakiflar Bankasi TAO Class D	68,469	125,760
Ulker Biskuvi Sanayi A/S	1,307	8,237
Yapi ve Kredi Bankasi A/S(b)	7,385	9,413

		2,632,520

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC	114,059	216,870
Aldar Properties PJSC	245,613	153,278
DAMAC Properties Dubai Co. PJSC	160,578	137,763
DP World, Ltd.	10,129	211,899
Dubai Islamic Bank PJSC	85,420	132,206
Emaar Malls PJSC	24,972	17,097
Emaar Properties PJSC	187,326	395,164
Emirates Telecommunications Group Co. PJSC	91,075	428,973
First Abu Dhabi Bank PJSC	115,574	330,396

		2,023,646

United Kingdom – 11.2%
3i Group PLC	65,293	765,431
Aberdeen Asset Management PLC	60,773	238,402
Admiral Group PLC	11,866	308,729
Anglo American PLC(b)	87,924	1,169,498
Ashtead Group PLC	33,711	695,805
Associated British Foods PLC	23,725	904,804
AstraZeneca PLC	81,321	5,424,196
Auto Trader Group PLC(d)	55,276	272,843
Aviva PLC	264,809	1,809,300
Babcock International Group PLC	17,191	196,618
BAE Systems PLC	207,368	1,706,399
Barclays PLC	1,097,297	2,889,863
Barratt Developments PLC	69,399	507,971
Berkeley Group Holdings PLC	7,388	309,684
BP PLC	1,254,959	7,218,207
British American Tobacco PLC	119,550	8,127,846
British Land Co. PLC REIT	67,293	529,269
BT Group PLC	550,365	2,107,157
Bunzl PLC	22,672	673,811
Burberry Group PLC	29,734	641,527
Capita PLC	38,049	341,765
Carnival PLC	12,627	833,213
Centrica PLC	364,752	948,536
CNH Industrial NV	68,463	774,217
Cobham PLC	152,270	256,337
Coca-Cola European Partners PLC	14,800	600,089
Compass Group PLC	102,694	2,160,990
ConvaTec Group PLC(b)(d)	66,099	274,063
Croda International PLC	7,261	366,420
DCC PLC	6,090	552,951
Diageo PLC	161,962	4,772,480
Direct Line Insurance Group PLC	74,196	342,523
Dixons Carphone PLC	62,166	229,008
easyJet PLC	7,064	124,699
Fiat Chrysler Automobiles NV(b)	71,731	755,132
G4S PLC	88,045	373,291
GKN PLC	118,262	500,789
GlaxoSmithKline PLC	315,189	6,695,975
Hammerson PLC REIT	43,494	324,572
Hargreaves Lansdown PLC	15,373	259,993

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
HSBC Holdings PLC	1,260,087	$11,649,028
IMI PLC	17,012	264,068
Imperial Brands PLC	62,024	2,778,320
Inmarsat PLC	26,188	261,760
InterContinental Hotels Group PLC	12,150	673,428
International Consolidated Airlines Group SA	47,696	378,023
Intertek Group PLC	10,977	601,284
Intu Properties PLC REIT(a)	56,723	198,274
ITV PLC	247,262	582,622
J Sainsbury PLC	86,275	282,072
Johnson Matthey PLC	13,358	498,158
Kingfisher PLC	152,628	596,156
Land Securities Group PLC REIT	53,385	702,459
Legal & General Group PLC	391,394	1,313,200
Lloyds Banking Group PLC	4,605,243	3,957,078
London Stock Exchange Group PLC	20,909	990,244
Marks & Spencer Group PLC	112,301	486,196
Meggitt PLC	44,303	274,443
Merlin Entertainments PLC(d)	42,079	262,634
National Grid PLC	222,399	2,749,608
Next PLC	10,128	507,286
Old Mutual PLC	329,539	827,857
Pearson PLC	56,672	509,041
Persimmon PLC	20,982	611,047
Petrofac, Ltd.	10,300	59,136
Provident Financial PLC	8,161	257,916
Prudential PLC	166,389	3,806,065
Randgold Resources, Ltd.	6,420	567,486
Reckitt Benckiser Group PLC	42,825	4,330,045
RELX NV	63,473	1,303,094
RELX PLC	70,719	1,524,883
Rio Tinto PLC	79,912	3,365,249
Rio Tinto, Ltd.	27,888	1,353,440
Rolls-Royce Holdings PLC(b)	108,853	1,259,825
Royal Bank of Scotland Group PLC(b)	238,017	764,273
Royal Mail PLC	49,923	273,137
RSA Insurance Group PLC	69,903	558,877
Sage Group PLC	73,122	653,475
Schroders PLC	7,543	304,129
Segro PLC REIT	56,836	361,162
Severn Trent PLC	12,700	359,957
Shire PLC	58,405	3,215,164
Sky PLC	68,897	889,567
Smith & Nephew PLC	58,028	998,724
Smiths Group PLC	27,065	561,442
SSE PLC	66,563	1,256,292
St James’s Place PLC	36,146	554,971
Standard Chartered PLC(b)	213,497	2,155,345
Standard Life PLC	133,720	693,219
Tate & Lyle PLC	27,005	232,217
Taylor Wimpey PLC	225,131	515,268
Tesco PLC(b)	538,858	1,181,514
Travis Perkins PLC	14,193	268,244
Unilever NV	104,650	5,767,405
Unilever PLC	82,608	4,458,465
United Utilities Group PLC	46,787	527,214
Vodafone Group PLC	1,712,408	4,843,481
Weir Group PLC	12,015	270,155
Whitbread PLC	12,434	640,716
Wm Morrison Supermarkets PLC	119,666	374,921
Worldpay Group PLC(d)	137,024	560,304
WPP PLC	83,532	1,751,252

		142,756,718

TOTAL COMMON STOCKS (Cost $1,152,079,464)		1,248,041,864

RIGHTS – 0.0%(f)
Spain – 0.0%(f)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17)(b)	13,468	10,752
Repsol SA (expiring 7/17/17)(b)	56,345	25,706

		36,458

TOTAL RIGHTS (Cost $38,175)		36,458

SHORT-TERM INVESTMENTS – 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(h)(i) (Cost $29,345,087)	29,345,087	29,345,087
State Street Navigator Securities Lending Government Money Market Portfolio(h)(j) (Cost $8,269,427)	8,269,427	8,269,427

TOTAL SHORT-TERM INVESTMENTS (Cost $37,614,514)		37,614,514

TOTAL INVESTMENTS – 100.6% (Cost $1,189,732,153)		1,285,692,836
Liabilities in Excess of Other Assets – (0.6)%		(7,098,431)

NET ASSETS – 100.0%		$1,278,594,405

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.

(b)	Non-income producing security.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio’s net assets.

(f)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $4,025,952 representing 0.3% of net assets.

(h)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(i)	The rate shown is the annualized seven-day yield at June 30, 2017.

(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	09/15/2017	214	$20,218,720	$(43,577)
Mini MSCI Emerging Markets Index (long)	09/15/2017	357	17,998,155	(57,948)

Total unrealized depreciation on open futures contracts purchased				$(101,525)

During the period ended June 30, 2017, average notional value related to futures contracts was $31,207,201 or 2% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Australia	$62,176,409	$–	$–		$62,176,409
Austria	1,883,438	–	–		1,883,438
Belgium	10,238,692	–	–		10,238,692
Brazil	18,991,695	–	–		18,991,695
Canada	85,595,998	–	–		85,595,998
Chile	2,981,688	–	–		2,981,688
China	79,244,238	–	0	(a)	79,244,238
Colombia	1,430,607	–	–		1,430,607
Czech Republic	374,971	–	–		374,971
Denmark	16,307,352	–	–		16,307,352
Egypt	276,405	–	–		276,405
Finland	9,175,492	–	–		9,175,492
France	90,388,573	–	–		90,388,573
Germany	83,648,286	–	–		83,648,286
Greece	926,725	–	–		926,725
Hong Kong	31,582,352	–	0	(a)	31,582,352
Hungary	740,890	–	–		740,890
India	24,886,181	65,227	–		24,951,408
Indonesia	5,537,698	–	–		5,537,698
Ireland	5,277,752	–	–		5,277,752
Israel	5,624,991	–	–		5,624,991
Italy	18,230,145	–	–		18,230,145
Japan	206,193,065	–	–		206,193,065
Jordan	179,718	–	–		179,718
Luxembourg	2,883,753	–	–		2,883,753
Macau	367,106	–	–		367,106
Malaysia	6,227,361	–	–		6,227,361
Mexico	10,588,886	–	–		10,588,886
Netherlands	39,327,292	–	–		39,327,292

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
New Zealand	$1,233,695	$–	$–	$1,233,695
Norway	5,569,254	–	–	5,569,254
Pakistan	136,065	–	–	136,065
Peru	890,520	–	–	890,520
Philippines	2,838,062	–	–	2,838,062
Poland	3,030,245	–	–	3,030,245
Portugal	1,091,665	–	–	1,091,665
Qatar	1,698,966	–	–	1,698,966
Romania	118,490	–	–	118,490
Russia	8,709,176	–	–	8,709,176
Singapore	11,700,917	–	–	11,700,917
South Africa	18,918,486	–	–	18,918,486
South Korea	44,993,352	103,224	–	45,096,576
Spain	30,453,436	–	–	30,453,436
Sweden	26,059,184	–	–	26,059,184
Switzerland	80,385,989	–	–	80,385,989
Taiwan	35,598,704	–	–	35,598,704
Thailand	1,889,063	3,857,501	–	5,746,564
Turkey	2,632,520	–	–	2,632,520
United Arab Emirates	2,023,646	–	–	2,023,646
United Kingdom	142,756,718	–	–	142,756,718
Rights
Spain	36,458	–	–	36,458
Short-Term Investments	37,614,514	–	–	37,614,514

Total Investments	$1,281,666,884	$4,025,952	$0	$1,285,692,836

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$(101,525)	$–	$–	$(101,525)

Total Other Financial Instruments	$(101,525)	$–	$–	$(101,525)

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	72,172,966	42,827,879	29,345,087	$29,345,087	$36,973	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,717,694	16,717,694	358,390,139	375,107,833	–	–	51,266	–
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	47,449,131	39,179,704	8,269,427	8,269,427	42,270	–

TOTAL		$16,717,694				$37,614,514	$130,509	$–

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	98.0%
Short-Term Investments	3.5
Rights	0.0 **
Liabilities in Excess of Other Assets	(1.5)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Real Estate Investment Trusts (REITs)	9.0%
Banks	7.1
Software	4.5
Biotechnology	4.0
Hotels, Restaurants & Leisure	4.0
Total	28.6%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.0%
Aerospace & Defense – 1.5%
AAR Corp.	2,360	$82,034
Aerojet Rocketdyne Holdings, Inc.(a)	4,700	97,760
Aerovironment, Inc.(a)	1,400	53,480
Astronics Corp.(a)	1,519	46,284
Axon Enterprise, Inc.(a)(b)	3,692	92,817
BWX Technologies, Inc.	6,790	331,012
Cubic Corp.	1,800	83,340
Curtiss-Wright Corp.	3,170	290,943
DigitalGlobe, Inc.(a)	4,400	146,520
Ducommun, Inc.(a)	900	28,422
Engility Holdings, Inc.(a)	1,300	36,920
Esterline Technologies Corp.(a)	1,800	170,640
HEICO Corp.	1,701	122,200
HEICO Corp. Class A	3,547	220,091
Hexcel Corp.	6,247	329,779
Huntington Ingalls Industries, Inc.	3,107	578,399
KeyW Holding Corp.(a)	3,400	31,790
KLX, Inc.(a)	3,743	187,150
Kratos Defense & Security Solutions, Inc.(a)	4,700	55,789
Mercury Systems, Inc.(a)	3,500	147,315
Moog, Inc. Class A(a)	2,254	161,657
National Presto Industries, Inc.	395	43,648
Orbital ATK, Inc.	3,994	392,850
Sparton Corp.(a)	600	13,194
Spirit AeroSystems Holdings, Inc. Class A	8,365	484,668
Teledyne Technologies, Inc.(a)	2,450	312,742
Triumph Group, Inc.	3,645	115,182
Vectrus, Inc.(a)	800	25,856

		4,682,482

Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.(a)	3,600	78,408
Atlas Air Worldwide Holdings, Inc.(a)	1,682	87,716
Echo Global Logistics, Inc.(a)	2,200	43,780
Forward Air Corp.	2,100	111,888
Hub Group, Inc. Class A(a)	2,417	92,692
Park-Ohio Holdings Corp.	546	20,803
Radiant Logistics, Inc.(a)	2,300	12,374
XPO Logistics, Inc.(a)	7,600	491,188

		938,849

Airlines – 0.5%
Allegiant Travel Co.	996	135,057
Copa Holdings SA Class A	2,109	246,753
Hawaiian Holdings, Inc.(a)	3,845	180,523
JetBlue Airways Corp.(a)	23,736	541,893
SkyWest, Inc.	3,500	122,850
Spirit Airlines, Inc.(a)	4,758	245,751

		1,472,827

Auto Components – 1.0%
Adient PLC	6,700	438,046
American Axle & Manufacturing Holdings, Inc.(a)	5,850	91,260
Cooper Tire & Rubber Co.	3,900	140,790
Cooper-Standard Holdings, Inc.(a)	1,190	120,035
Dana, Inc.	9,794	218,700
Dorman Products, Inc.(a)	1,899	157,180
Fox Factory Holding Corp.(a)	2,400	85,440
Gentex Corp.	19,366	367,373
Gentherm, Inc.(a)	2,554	99,095
Horizon Global Corp.(a)	1,674	24,039
LCI Industries	1,739	178,074
Lear Corp.	4,830	686,246
Modine Manufacturing Co.(a)	3,283	54,334
Motorcar Parts of America, Inc.(a)	1,300	36,712
Shiloh Industries, Inc.(a)	600	7,044
Spartan Motors, Inc.	2,000	17,700
Standard Motor Products, Inc.	1,508	78,748
Stoneridge, Inc.(a)	1,882	29,002
Superior Industries International, Inc.	1,888	38,798
Tenneco, Inc.	3,935	227,561
Tower International, Inc.	1,461	32,800
Visteon Corp.(a)	2,137	218,102

		3,347,079

Automobiles – 1.2%
Tesla, Inc.(a)	9,083	3,284,504
Thor Industries, Inc.	3,508	366,656
Winnebago Industries, Inc.	2,000	70,000

		3,721,160

Banks – 7.1%
1st Source Corp.	1,100	52,734
Access National Corp.	999	26,493
ACNB Corp.	500	15,250
Allegiance Bancshares, Inc.(a)	700	26,810
American National Bankshares, Inc.	500	18,475
Ameris Bancorp	2,600	125,320
Ames National Corp.	500	15,300
Arrow Financial Corp.	714	22,598
Associated Banc-Corp.	11,000	277,200
Atlantic Capital Bancshares, Inc.(a)	1,500	28,500
Banc of California, Inc.	3,400	73,100
BancFirst Corp.	576	55,642
Banco Latinoamericano de Comercio Exterior SA Class E	2,100	57,498
Bancorp, Inc.(a)	3,000	22,740
BancorpSouth, Inc.	5,755	175,528
Bank of Commerce Holdings	1,100	12,155
Bank of Hawaii Corp.	3,034	251,731
Bank of Marin Bancorp	372	22,897
Bank of NT Butterfield & Son, Ltd.	3,700	126,170
Bank of the Ozarks, Inc.	7,954	372,804
BankUnited, Inc.	7,272	245,139
Bankwell Financial Group, Inc.	300	9,369
Banner Corp.	2,300	129,973
Bar Harbor Bankshares	1,080	33,286
BCB Bancorp, Inc.	700	10,710
Berkshire Hills Bancorp, Inc.	2,300	80,845
Blue Hills Bancorp, Inc.	1,526	27,315

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
BOK Financial Corp.	1,684	$141,675
Boston Private Financial Holdings, Inc.	5,800	89,030
Bridge Bancorp, Inc.	1,400	46,620
Brookline Bancorp, Inc.	4,800	70,080
Bryn Mawr Bank Corp.	1,200	51,000
C&F Financial Corp.	200	9,380
Cadence BanCorp(a)	600	13,128
Camden National Corp.	982	42,138
Canadian Imperial Bank of Commerce	1	51
Capital Bank Financial Corp. Class A	1,865	71,057
Capital City Bank Group, Inc.	700	14,294
Capstar Financial Holdings, Inc.(a)	600	10,644
Carolina Financial Corp.	1,000	32,320
Cathay General Bancorp	5,454	206,979
CenterState Banks, Inc.	3,400	84,524
Central Pacific Financial Corp.	2,079	65,426
Central Valley Community Bancorp	500	11,080
Century Bancorp, Inc. Class A	236	15,010
Chemical Financial Corp.	4,745	229,705
Chemung Financial Corp.	200	8,176
Cherry Hill Mortgage Investment Corp. REIT	800	14,776
CIT Group, Inc.	13,986	681,118
Citizens & Northern Corp.	700	16,282
City Holding Co.	1,149	75,685
Civista Bancshares, Inc.	700	14,616
CNB Financial Corp.	1,000	23,970
CoBiz Financial, Inc.	2,800	48,720
Codorus Valley Bancorp, Inc.	520	14,768
Columbia Banking System, Inc.	4,100	163,385
Commerce Bancshares, Inc.	6,418	364,735
Commerce Union Bancshares, Inc.	500	11,935
Community Bank System, Inc.	3,539	197,370
Community Bankers Trust Corp.(a)	1,500	12,375
Community Financial Corp	300	11,550
Community Trust Bancorp, Inc.	1,100	48,125
ConnectOne Bancorp, Inc.	2,023	45,619
County Bancorp, Inc.	300	7,200
CU Bancorp(a)	1,100	39,765
Cullen/Frost Bankers, Inc.	3,875	363,901
Customers Bancorp, Inc.(a)	1,900	53,732
CVB Financial Corp.	7,100	159,253
DNB Financial Corp.	200	6,860
Eagle Bancorp, Inc.(a)	2,300	145,590
East West Bancorp, Inc.	9,985	584,921
Ellington Residential Mortgage REIT REIT	600	8,796
Enterprise Bancorp, Inc.	578	20,542
Enterprise Financial Services Corp.	1,600	65,280
Equity Bancshares, Inc. Class A(a)	700	21,448
Evans Bancorp, Inc.	300	11,985
Farmers Capital Bank Corp.	449	17,309
Farmers National Banc Corp.	1,500	21,750
FB Financial Corp.(a)	400	14,476
FCB Financial Holdings, Inc. Class A(a)	2,382	113,741
Fidelity Southern Corp.	1,400	32,004
Financial Institutions, Inc.	1,100	32,780
First BanCorp(a)	11,200	64,848
First Bancorp, Inc.	600	16,236
First Bancorp/Southern Pines	1,625	50,798
First Bancshares, Inc.	600	16,560
First Busey Corp.	2,133	62,540
First Business Financial Services, Inc.	500	11,540
First Citizens BancShares, Inc. Class A	539	200,885
First Commonwealth Financial Corp.	6,500	82,420
First Community Bancshares, Inc.	1,100	30,085
First Community Financial Partners, Inc.(a)	800	10,320
First Connecticut Bancorp, Inc.	1,000	25,650
First Financial Bancorp	4,600	127,420
First Financial Bankshares, Inc.(b)	4,251	187,894
First Financial Corp.	800	37,840
First Financial Northwest, Inc.	400	6,452
First Foundation, Inc.(a)	2,000	32,860
First Guaranty Bancshares, Inc.	300	8,172
First Hawaiian, Inc.	3,700	113,294
First Horizon National Corp.	16,915	294,659
First Internet Bancorp	300	8,415
First Interstate BancSystem, Inc. Class A	1,782	66,290
First Merchants Corp.	3,078	123,551
First Mid-Illinois Bancshares, Inc.	700	23,968
First Midwest Bancorp, Inc.	6,700	156,177
First Northwest Bancorp(a)	700	11,039
First of Long Island Corp.	1,650	47,190
First Republic Bank	10,834	1,084,483
Flushing Financial Corp.	2,100	59,199
FNB Bancorp	400	10,984
FNB Corp.	22,833	323,315
Franklin Financial Network, Inc.(a)	755	31,144
Fulton Financial Corp.	11,600	220,400
German American Bancorp, Inc.	1,564	53,317
Glacier Bancorp, Inc.	5,200	190,372
Great Southern Bancorp, Inc.	868	46,438
Great Western Bancorp, Inc.	4,203	171,524
Green Bancorp, Inc.(a)	1,500	29,100
Guaranty Bancorp	1,600	43,520
Hancock Holding Co.	5,700	279,300
Hanmi Financial Corp.	2,200	62,590
HarborOne Bancorp, Inc.(a)	900	17,964
Heartland Financial USA, Inc.	1,600	75,360
Heritage Commerce Corp.	2,500	34,450
Heritage Financial Corp.	2,000	53,000
Hilltop Holdings, Inc.	5,300	138,913
Home BancShares, Inc.	9,000	224,100

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
HomeTrust Bancshares, Inc.(a)	1,200	$29,280
Hope Bancorp, Inc.	9,188	171,356
Horizon Bancorp	1,400	36,890
Howard Bancorp, Inc.(a)	600	11,550
IBERIABANK Corp.	3,592	292,748
Independent Bank Corp.(c)	1,833	122,169
Independent Bank Corp.(c)	1,600	34,800
Independent Bank Group, Inc.	1,251	74,435
International Bancshares Corp.	4,052	142,023
Investar Holding Corp.	600	13,740
Investors Bancorp, Inc.	17,500	233,800
KKR Real Estate Finance Trust, Inc.	700	15,050
Lakeland Bancorp, Inc.	2,900	54,665
Lakeland Financial Corp.	1,828	83,869
LCNB Corp.	500	10,000
LegacyTexas Financial Group, Inc.	3,348	127,659
Live Oak Bancshares, Inc.	1,400	33,880
Macatawa Bank Corp.	1,600	15,264
MainSource Financial Group, Inc.	1,670	55,962
MB Financial, Inc.	5,600	246,624
MBT Financial Corp.	1,100	10,670
Mercantile Bank Corp.	1,000	31,480
Middlefield Banc Corp.(b)	200	10,080
Midland States Bancorp, Inc.	1,100	36,872
MidSouth Bancorp, Inc.	600	7,050
MidWestOne Financial Group, Inc.	751	25,451
MutualFirst Financial, Inc.	300	10,710
National Bank Holdings Corp. Class A	1,700	56,287
National Bankshares, Inc.	437	17,830
National Commerce Corp.(a)	663	26,222
NBT Bancorp, Inc.	3,000	110,850
Nicolet Bankshares, Inc.(a)	600	32,826
Northeast Bancorp	500	10,175
Northrim BanCorp, Inc.	400	12,160
Norwood Financial Corp.	300	12,675
OFG Bancorp	3,000	30,000
Ohio Valley Banc Corp.	300	10,815
Old Line Bancshares, Inc.	500	14,090
Old National Bancorp	9,361	161,477
Old Point Financial Corp.	300	9,864
Old Second Bancorp, Inc.	1,700	19,635
Opus Bank	1,400	33,880
Orrstown Financial Services, Inc.	400	9,140
Pacific Continental Corp.	1,400	35,770
Pacific Mercantile Bancorp(a)	900	7,920
Pacific Premier Bancorp, Inc.(a)	2,585	95,387
PacWest Bancorp	8,679	405,309
Paragon Commercial Corp.(a)	300	15,741
Park National Corp.	999	103,616
Park Sterling Corp.	4,000	47,520
Parke Bancorp, Inc.	400	8,960
Peapack Gladstone Financial Corp.	1,100	34,419
Penns Woods Bancorp, Inc.	247	10,171
People’s United Financial, Inc.	1,557	27,497
People’s Utah Bancorp	800	21,440
Peoples Bancorp of North Carolina, Inc.	300	9,480
Peoples Bancorp, Inc.	1,300	41,769
Peoples Financial Services Corp.	439	19,197
Pinnacle Financial Partners, Inc.	4,954	311,099
Popular, Inc.	6,900	287,799
Preferred Bank	900	48,123
Premier Financial Bancorp, Inc.	530	10,923
Prosperity Bancshares, Inc.	4,522	290,493
QCR Holdings, Inc.	900	42,660
Renasant Corp.	3,261	142,636
Republic Bancorp, Inc. Class A	600	21,420
Republic First Bancorp, Inc.(a)	3,900	36,075
S&T Bancorp, Inc.	2,353	84,379
Sandy Spring Bancorp, Inc.	1,600	65,056
Seacoast Banking Corp. of Florida(a)	2,400	57,840
ServisFirst Bancshares, Inc.	3,300	121,737
Shore Bancshares, Inc.	800	13,160
Sierra Bancorp	700	17,185
Signature Bank(a)	3,806	546,275
Simmons First National Corp. Class A	2,036	107,704
SmartFinancial, Inc.(a)	500	11,940
South State Corp.	1,885	161,545
Southern First Bancshares, Inc.(a)	500	18,525
Southern National Bancorp of Virginia, Inc.	1,300	22,880
Southside Bancshares, Inc.	2,005	70,051
Southwest Bancorp, Inc.	1,500	38,325
State Bank Financial Corp.	2,500	67,800
Sterling Bancorp	8,966	208,460
Stock Yards Bancorp, Inc.	1,600	62,240
Stonegate Bank	1,000	46,180
Summit Financial Group, Inc.	800	17,600
Sun Bancorp, Inc.	600	14,790
Sunshine Bancorp, Inc.(a)	500	10,655
Sutherland Asset Management Corp. REIT	1,200	17,820
SVB Financial Group(a)	3,630	638,118
Synovus Financial Corp.	8,360	369,846
TCF Financial Corp.	11,100	176,934
Texas Capital Bancshares, Inc.(a)	3,346	258,980
Tompkins Financial Corp.	993	78,169
Towne Bank	3,900	120,120
TriCo Bancshares	1,476	51,881
TriState Capital Holdings, Inc.(a)	1,500	37,800
Triumph Bancorp, Inc.(a)	1,300	31,915
Trustmark Corp.	5,077	163,276
Two River Bancorp	500	9,295
UMB Financial Corp.	3,060	229,072
Umpqua Holdings Corp.	16,087	295,357
Union Bankshares Corp.	3,200	108,480
Union Bankshares, Inc./Morrisville	200	9,500
United Bankshares, Inc.	6,913	270,990
United Community Banks, Inc.	5,061	140,696
United Security Bancshares	900	8,325

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Unity Bancorp, Inc.	500	$8,600
Univest Corp. of Pennsylvania	1,744	52,233
Valley National Bancorp	18,400	217,304
Veritex Holdings, Inc.(a)	1,000	26,330
Washington Trust Bancorp, Inc.	1,113	57,375
WashingtonFirst Bankshares, Inc.	715	24,689
Webster Financial Corp.	6,300	328,986
WesBanco, Inc.	3,042	120,281
West Bancorp, Inc.	1,000	23,650
Westamerica Bancorporation	1,885	105,635
Western Alliance Bancorp(a)	6,865	337,758
Wintrust Financial Corp.	3,828	292,612
Xenith Bankshares, Inc.(a)	450	13,977

		22,932,595

Beverages – 0.1%
Boston Beer Co., Inc. Class A(a)	632	83,519
Castle Brands, Inc.(a)	6,000	10,320
Coca-Cola Bottling Co. Consolidated	284	64,999
Craft Brew Alliance, Inc.(a)	800	13,480
MGP Ingredients, Inc.	900	46,053
National Beverage Corp.	800	74,848
Primo Water Corp.(a)	1,800	22,860

		316,079

Biotechnology – 4.0%
Abeona Therapeutics, Inc.(a)	1,700	10,880
ACADIA Pharmaceuticals, Inc.(a)	7,209	201,059
Acceleron Pharma, Inc.(a)	1,900	57,741
Achillion Pharmaceuticals, Inc.(a)	8,200	37,638
Acorda Therapeutics, Inc.(a)	3,200	63,040
Adamas Pharmaceuticals, Inc.(a)	1,000	17,490
Aduro Biotech, Inc.(a)	2,654	30,256
Advaxis, Inc.(a)(b)	2,200	14,278
Agenus, Inc.(a)	4,400	17,204
Agios Pharmaceuticals, Inc.(a)	2,868	147,559
Aimmune Therapeutics, Inc.(a)	2,400	49,344
Akebia Therapeutics, Inc.(a)	2,900	41,673
Alder Biopharmaceuticals, Inc.(a)	3,252	37,235
Alkermes PLC(a)	10,562	612,279
Alnylam Pharmaceuticals, Inc.(a)	5,209	415,470
AMAG Pharmaceuticals, Inc.(a)	2,600	47,840
Amicus Therapeutics, Inc.(a)	9,841	99,099
AnaptysBio, Inc.(a)	500	11,965
Anavex Life Sciences Corp.(a)	2,000	10,640
Ardelyx, Inc.(a)	1,900	9,690
Arena Pharmaceuticals, Inc.(a)	2,130	35,933
Array BioPharma, Inc.(a)	11,583	96,950
Asterias Biotherapeutics, Inc.(a)	1,400	4,970
Atara Biotherapeutics, Inc.(a)	1,800	25,200
Athersys, Inc.(a)	4,600	6,946
Audentes Therapeutics, Inc.(a)	1,000	19,130
Avexis, Inc.(a)	1,400	115,024
Axovant Sciences, Ltd.(a)	2,037	47,238
Bellicum Pharmaceuticals, Inc.(a)(b)	1,782	20,814
BioCryst Pharmaceuticals, Inc.(a)	6,000	33,360
Biohaven Pharmaceutical Holding Co., Ltd.(a)	700	17,500
BioMarin Pharmaceutical, Inc.(a)	12,111	1,099,921
BioSpecifics Technologies Corp.(a)	326	16,140
BioTime, Inc.(a)	4,200	13,230
Bioverativ, Inc.(a)	7,500	451,275
Bluebird Bio, Inc.(a)	2,948	309,687
Blueprint Medicines Corp.(a)	2,700	136,809
Calithera Biosciences, Inc.(a)	2,100	31,185
Cara Therapeutics, Inc.(a)(b)	1,700	26,163
Cascadian Therapeutics, Inc.(a)	2,400	8,916
Catalyst Pharmaceuticals, Inc.(a)	5,000	13,800
Celldex Therapeutics, Inc.(a)	8,400	20,748
ChemoCentryx, Inc.(a)	1,400	13,104
Chimerix, Inc.(a)	2,597	14,154
Clovis Oncology, Inc.(a)	2,780	260,291
Coherus Biosciences, Inc.(a)	2,400	34,440
Conatus Pharmaceuticals, Inc.(a)	1,800	10,368
Concert Pharmaceuticals, Inc.(a)	1,000	13,950
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,100	19,530
Corvus Pharmaceuticals, Inc.(a)	600	7,260
Curis, Inc.(a)	6,700	12,663
Cytokinetics, Inc.(a)	2,900	35,090
CytomX Therapeutics, Inc.(a)	1,976	30,628
Dynavax Technologies Corp.(a)	3,138	30,282
Eagle Pharmaceuticals, Inc.(a)(b)	605	47,729
Edge Therapeutics, Inc.(a)	1,000	10,260
Editas Medicine, Inc.(a)(b)	2,300	38,594
Emergent BioSolutions, Inc.(a)	2,400	81,384
Enanta Pharmaceuticals, Inc.(a)	1,100	39,578
Epizyme, Inc.(a)	2,738	41,344
Esperion Therapeutics, Inc.(a)	1,000	46,280
Exact Sciences Corp.(a)	7,805	276,063
Exelixis, Inc.(a)	20,180	497,033
Fate Therapeutics, Inc.(a)	2,600	8,424
FibroGen, Inc.(a)	4,400	142,120
Five Prime Therapeutics, Inc.(a)	1,947	58,624
Flexion Therapeutics, Inc.(a)	2,000	40,440
Fortress Biotech, Inc.(a)(b)	2,000	9,500
Foundation Medicine, Inc.(a)(b)	900	35,775
Genocea Biosciences, Inc.(a)	2,000	10,440
Genomic Health, Inc.(a)	1,300	42,315
Geron Corp.(a)(b)	10,583	29,315
Global Blood Therapeutics, Inc.(a)	2,538	69,414
Halozyme Therapeutics, Inc.(a)	8,252	105,791
Heron Therapeutics, Inc.(a)(b)	2,926	40,525
Idera Pharmaceuticals, Inc.(a)	6,200	10,664
Ignyta, Inc.(a)	3,400	35,190
Immune Design Corp.(a)	1,200	11,700
ImmunoGen, Inc.(a)(b)	7,000	49,770
Immunomedics, Inc.(a)(b)	6,772	59,797
Infinity Pharmaceuticals, Inc.(a)	900	1,413
Inovio Pharmaceuticals, Inc.(a)	4,711	36,934
Insmed, Inc.(a)	4,333	74,354
Insys Therapeutics, Inc.(a)	1,453	18,380
Intellia Therapeutics, Inc.(a)(b)	1,000	16,000
Intercept Pharmaceuticals, Inc.(a)	1,192	144,315
Intrexon Corp.(a)(b)	4,241	102,166

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Invitae Corp.(a)	2,700	$25,812
Ionis Pharmaceuticals, Inc.(a)	8,873	451,370
Iovance Biotherapeutics, Inc.(a)	3,400	24,990
Ironwood Pharmaceuticals, Inc.(a)	9,700	183,136
Jounce Therapeutics, Inc.(a)	400	5,612
Juno Therapeutics, Inc.(a)(b)	4,502	134,565
Karyopharm Therapeutics, Inc.(a)	2,300	20,815
Keryx Biopharmaceuticals, Inc.(a)(b)	5,503	39,787
Kindred Biosciences, Inc.(a)	1,500	12,900
Kite Pharma, Inc.(a)	3,373	349,679
Kura Oncology, Inc.(a)	1,000	9,300
La Jolla Pharmaceutical Co.(a)	1,200	35,724
Lexicon Pharmaceuticals, Inc.(a)	2,821	46,405
Ligand Pharmaceuticals, Inc.(a)	1,340	162,676
Loxo Oncology, Inc.(a)	1,377	110,422
MacroGenics, Inc.(a)	2,247	39,345
Matinas BioPharma Holdings, Inc.(a)	3,700	6,253
MediciNova, Inc.(a)	1,800	9,468
Merrimack Pharmaceuticals, Inc.	9,405	11,662
MiMedx Group, Inc.(a)	7,293	109,176
Minerva Neurosciences, Inc.(a)	1,580	13,983
Miragen Therapeutics, Inc.(a)	700	9,051
Momenta Pharmaceuticals, Inc.(a)	4,600	77,740
Myriad Genetics, Inc.(a)	4,251	109,846
NantKwest, Inc.(a)(b)	2,100	15,939
Natera, Inc.(a)	2,200	23,892
Neurocrine Biosciences, Inc.(a)	6,385	293,710
NewLink Genetics Corp.(a)	1,558	11,451
Novavax, Inc.(a)	16,200	18,630
Novelion Therapeutics, Inc.(a)	1,100	10,153
Nymox Pharmaceutical Corp.(a)	2,000	8,800
OPKO Health, Inc.(a)(b)	22,680	149,234
Organovo Holdings, Inc.(a)	5,800	15,254
Otonomy, Inc.(a)	2,000	37,700
PDL BioPharma, Inc.	9,955	24,589
Pieris Pharmaceuticals, Inc.(a)	2,400	12,144
Portola Pharmaceuticals, Inc.(a)	3,541	198,898
Progenics Pharmaceuticals, Inc.(a)	4,900	33,271
Protagonist Therapeutics, Inc.(a)	500	5,655
Prothena Corp. PLC(a)	2,700	146,124
PTC Therapeutics, Inc.(a)	2,300	42,159
Puma Biotechnology, Inc.(a)	1,962	171,479
Ra Pharmaceuticals, Inc.(a)	800	14,992
Radius Health, Inc.(a)	2,515	113,754
Recro Pharma, Inc.(a)	900	6,327
REGENXBIO, Inc.(a)	1,900	37,525
Repligen Corp.(a)	2,400	99,456
Retrophin, Inc.(a)	2,800	54,292
Rigel Pharmaceuticals, Inc.(a)	7,800	21,294
Sage Therapeutics, Inc.(a)	2,300	183,172
Sangamo Therapeutics, Inc.(a)	4,800	42,240
Sarepta Therapeutics, Inc.(a)	3,582	120,749
Seattle Genetics, Inc.(a)	6,592	341,070
Selecta Biosciences, Inc.(a)	800	15,888
Seres Therapeutics, Inc.(a)(b)	1,046	11,820
Spark Therapeutics, Inc.(a)	1,642	98,093
Spectrum Pharmaceuticals, Inc.(a)	5,400	40,230
Stemline Therapeutics, Inc.(a)	1,400	12,880
Strongbridge Biopharma PLC(a)	1,500	10,725
Syndax Pharmaceuticals, Inc.(a)	600	8,382
Synergy Pharmaceuticals, Inc.(a)(b)	13,800	61,410
Syros Pharmaceuticals, Inc.(a)	900	14,481
TESARO, Inc.(a)	2,627	367,412
TG Therapeutics, Inc.(a)(b)	3,400	34,170
Tocagen, Inc.(a)	600	7,218
Trevena, Inc.(a)	2,700	6,210
Ultragenyx Pharmaceutical, Inc.(a)	2,865	177,945
United Therapeutics Corp.(a)	3,186	413,320
Vanda Pharmaceuticals, Inc.(a)	3,100	50,530
VBI Vaccines, Inc.(a)	1,500	6,525
Versartis, Inc.(a)	2,400	41,880
Voyager Therapeutics, Inc.(a)	700	6,272
vTv Therapeutics, Inc. Class A(a)	500	2,485
XBiotech, Inc.(a)(b)	1,000	4,700
Xencor, Inc.(a)	2,685	56,680
ZIOPHARM Oncology, Inc.(a)	9,100	56,602

		12,956,238

Building Products – 1.1%
AAON, Inc.	3,000	110,550
Advanced Drainage Systems, Inc.	2,600	52,260
American Woodmark Corp.(a)	959	91,632
AO Smith Corp.	9,916	558,568
Apogee Enterprises, Inc.	2,009	114,192
Armstrong Flooring, Inc.(a)	1,577	28,339
Armstrong World Industries, Inc.(a)	2,955	135,930
Builders FirstSource, Inc.(a)	6,500	99,580
Caesarstone, Ltd.(a)	1,627	57,026
Continental Building Products, Inc.(a)	2,400	55,920
CSW Industrials, Inc.(a)	937	36,215
Gibraltar Industries, Inc.(a)	2,400	85,560
Griffon Corp.	2,300	50,485
Insteel Industries, Inc.	1,200	39,564
JELD-WEN Holding, Inc.(a)	1,700	55,182
Lennox International, Inc.	2,727	500,786
Masonite International Corp.(a)	1,993	150,472
NCI Building Systems, Inc.(a)	2,728	45,558
Owens Corning	7,636	511,001
Patrick Industries, Inc.(a)	1,100	80,135
PGT Innovations, Inc.(a)	3,300	42,240
Ply Gem Holdings, Inc.(a)	1,500	26,925
Quanex Building Products Corp.	2,368	50,083
Simpson Manufacturing Co., Inc.	3,000	131,130
Trex Co., Inc.(a)	2,100	142,086
Universal Forest Products, Inc.	1,403	122,496
USG Corp.(a)	6,500	188,630

		3,562,545

Capital Markets – 1.5%
Arlington Asset Investment Corp. Class A	1,400	19,138
Artisan Partners Asset Management, Inc. Class A	3,055	93,788
Associated Capital Group, Inc. Class A	233	7,922

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
B. Riley Financial, Inc.	1,034	$19,181
BGC Partners, Inc. Class A	16,000	202,240
Cohen & Steers, Inc.	1,409	57,121
Cowen, Inc.(a)	1,550	25,187
Diamond Hill Investment Group, Inc.	202	40,279
Donnelley Financial Solutions, Inc.(a)	2,012	46,196
Eaton Vance Corp.	7,962	376,762
Evercore Partners, Inc. Class A	2,843	200,431
Federated Investors, Inc. Class B	6,700	189,275
Fifth Street Asset Management, Inc.	300	1,455
Financial Engines, Inc.	3,795	138,897
GAMCO Investors, Inc. Class A	233	6,897
Greenhill & Co., Inc.	2,117	42,552
Hamilton Lane, Inc. Class A	1,000	21,990
Houlihan Lokey, Inc.	1,600	55,840
Interactive Brokers Group, Inc. Class A	4,700	175,874
INTL. FCStone, Inc.(a)	1,000	37,760
Investment Technology Group, Inc.	2,300	48,852
KCG Holdings, Inc. Class A(a)	3,100	61,814
Ladenburg Thalmann Financial Services, Inc.(a)	6,100	14,884
Lazard, Ltd. Class A	8,202	379,999
Legg Mason, Inc.	5,900	225,144
LPL Financial Holdings, Inc.	6,350	269,621
Medley Management, Inc. Class A	300	1,950
Moelis & Co. Class A	1,600	62,160
OM Asset Management PLC	3,800	56,468
Oppenheimer Holdings, Inc. Class A	600	9,840
Piper Jaffray Cos.	1,000	59,950
PJT Partners, Inc. Class A	1,169	47,017
Pzena Investment Management, Inc. Class A	900	9,144
Safeguard Scientifics, Inc.(a)	1,200	14,280
SEI Investments Co.	9,325	501,498
Silvercrest Asset Management Group, Inc. Class A	400	5,380
Stifel Financial Corp.(a)	4,754	218,589
TD Ameritrade Holding Corp.	17,984	773,132
Virtu Financial, Inc. Class A	2,100	37,065
Virtus Investment Partners, Inc.	448	49,706
Waddell & Reed Financial, Inc. Class A	5,739	108,352
Westwood Holdings Group, Inc.	580	32,880
WisdomTree Investments, Inc.(b)	8,000	81,360

		4,827,870

Chemicals – 2.5%
A Schulman, Inc.	1,990	63,680
Advanced Emissions Solutions, Inc.	1,500	13,740
AdvanSix, Inc.(a)	2,100	65,604
AgroFresh Solutions, Inc.(a)	1,500	10,770
American Vanguard Corp.	2,252	38,847
Ashland Global Holdings, Inc.	4,269	281,370
Axalta Coating Systems, Ltd.(a)	14,902	477,460
Balchem Corp.	2,244	174,381
Cabot Corp.	4,488	239,794
Calgon Carbon Corp.	3,800	57,380
Celanese Corp. Series A	9,719	922,722
Chase Corp.	533	56,871
Chemours Co.	13,200	500,544
Codexis, Inc.(a)	2,000	10,900
Core Molding Technologies, Inc.(a)	500	10,805
Ferro Corp.(a)	6,309	115,392
Flotek Industries, Inc.(a)	4,200	37,548
FutureFuel Corp.	1,500	22,635
GCP Applied Technologies, Inc.(a)	5,297	161,558
Hawkins, Inc.	600	27,810
HB Fuller Co.	3,699	189,056
Huntsman Corp.	14,500	374,680
Ingevity Corp.(a)	3,138	180,121
Innophos Holdings, Inc.	1,400	61,376
Innospec, Inc.	1,717	112,549
Intrepid Potash, Inc.(a)	6,600	14,916
KMG Chemicals, Inc.	700	34,069
Koppers Holdings, Inc.(a)	1,400	50,610
Kraton Corp.(a)	2,200	75,768
Kronos Worldwide, Inc.	1,500	27,330
LSB Industries, Inc.(a)	1,200	12,396
Minerals Technologies, Inc.	2,443	178,828
NewMarket Corp.	535	246,357
Olin Corp.	11,900	360,332
OMNOVA Solutions, Inc.(a)	3,000	29,250
Platform Specialty Products Corp.(a)	14,700	186,396
PolyOne Corp.	5,933	229,844
Quaker Chemical Corp.	926	134,483
Rayonier Advanced Materials, Inc.	3,000	47,160
RPM International, Inc.	9,085	495,587
Scotts Miracle-Gro Co.	3,008	269,096
Sensient Technologies Corp.	3,178	255,924
Stepan Co.	1,382	120,427
Trecora Resources(a)	1,200	13,500
Tredegar Corp.	1,807	27,557
Trinseo SA	3,074	211,184
Tronox, Ltd. Class A	4,369	66,059
Valhi, Inc.	1,500	4,470
Valvoline, Inc.	14,794	350,914
Westlake Chemical Corp.	2,680	177,443
WR Grace & Co.	4,676	336,719

		8,164,212

Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	3,900	161,928
ACCO Brands Corp.(a)	7,516	87,561
Advanced Disposal Services, Inc.(a)	1,600	36,368
Aqua Metals, Inc.(a)(b)	1,200	15,060

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
ARC Document Solutions, Inc.(a)	2,500	$10,400
Brady Corp. Class A	3,200	108,480
Brink’s Co.	3,354	224,718
Casella Waste Systems, Inc. Class A(a)	2,700	44,307
CECO Environmental Corp.	1,756	16,120
Clean Harbors, Inc.(a)	3,844	214,611
Copart, Inc.(a)	13,676	434,760
Covanta Holding Corp.(b)	8,500	112,200
Deluxe Corp.	3,281	227,111
Ennis, Inc.	2,000	38,200
Essendant, Inc.	2,549	37,802
Healthcare Services Group, Inc.	5,065	237,194
Heritage-Crystal Clean, Inc.(a)	800	12,720
Herman Miller, Inc.	4,200	127,680
HNI Corp.	3,189	127,145
Hudson Technologies, Inc.(a)	2,500	21,125
InnerWorkings, Inc.(a)	3,100	35,960
Interface, Inc.	4,000	78,600
KAR Auction Services, Inc.	9,473	397,582
Kimball International, Inc. Class B	2,800	46,732
Knoll, Inc.	3,290	65,964
LSC Communications, Inc.	2,312	49,477
Matthews International Corp. Class A	2,231	136,649
McGrath RentCorp	1,800	62,334
Mobile Mini, Inc.	3,200	95,520
MSA Safety, Inc.	2,279	184,986
Multi-Color Corp.	1,021	83,314
NL Industries, Inc.(a)	300	2,115
Pitney Bowes, Inc.	12,600	190,260
Quad/Graphics, Inc.	2,000	45,840
Rollins, Inc.	6,563	267,180
RR Donnelley & Sons Co.	5,133	64,368
SP Plus Corp.(a)	1,300	39,715
Steelcase, Inc. Class A	6,400	89,600
Team, Inc.(a)	2,200	51,590
Tetra Tech, Inc.	3,800	173,850
UniFirst Corp.	1,108	155,896
US Ecology, Inc.	1,496	75,548
Viad Corp.	1,354	63,976
VSE Corp.	580	26,088
West Corp.	2,973	69,330

		4,847,964

Communications Equipment – 2.0%
ADTRAN, Inc.	3,400	70,210
Aerohive Networks, Inc.(a)	1,400	7,000
Applied Optoelectronics, Inc.(a)(b)	1,300	80,327
Arista Networks, Inc.(a)	3,699	554,073
ARRIS International PLC(a)	12,430	348,289
Bel Fuse, Inc. Class B	600	14,820
Brocade Communications Systems, Inc.	28,881	364,189
CalAmp Corp.(a)	2,500	50,825
Calix, Inc.(a)	2,500	17,125
Ciena Corp.(a)	9,899	247,673
Clearfield, Inc.(a)	700	9,240
CommScope Holding Co., Inc.(a)	13,334	507,092
Comtech Telecommunications Corp.	1,400	26,558
Digi International, Inc.(a)	1,600	16,240
EchoStar Corp. Class A(a)	3,221	195,515
EMCORE Corp.	1,600	17,040
Extreme Networks, Inc.(a)	7,700	70,994
Finisar Corp.(a)	8,000	207,840
Harmonic, Inc.(a)	5,400	28,350
Infinera Corp.(a)	9,700	103,499
InterDigital, Inc.	2,538	196,187
KVH Industries, Inc.(a)	866	8,227
Lumentum Holdings, Inc.(a)	4,200	239,610
NETGEAR, Inc.(a)	2,500	107,750
NetScout Systems, Inc.(a)	6,000	206,400
Oclaro, Inc.(a)	11,400	106,476
Palo Alto Networks, Inc.(a)	6,293	842,066
Plantronics, Inc.	2,348	122,824
Quantenna Communications, Inc.(a)	1,400	26,600
SBA Communications Corp. REIT(a)	8,355	1,127,090
ShoreTel, Inc.(a)	4,690	27,202
Sonus Networks, Inc.(a)	2,900	21,576
Ubiquiti Networks, Inc.(a)	1,800	93,546
ViaSat, Inc.(a)	3,811	252,288
Viavi Solutions, Inc.(a)	15,300	161,109

		6,475,850

Construction & Engineering – 0.7%
AECOM(a)	11,110	359,186
Aegion Corp.(a)	2,600	56,888
Ameresco, Inc. Class A(a)	1,300	10,010
Argan, Inc.	944	56,640
Chicago Bridge & Iron Co. NV	7,257	143,180
Comfort Systems USA, Inc.	2,543	94,345
Dycom Industries, Inc.(a)	2,238	200,346
EMCOR Group, Inc.	4,007	261,978
Granite Construction, Inc.	2,811	135,603
Great Lakes Dredge & Dock Corp.(a)	3,500	15,050
HC2 Holdings, Inc.(a)	2,800	16,464
IES Holdings, Inc.(a)	500	9,075
KBR, Inc.	10,288	156,583
Layne Christensen Co.(a)	1,100	9,669
MasTec, Inc.(a)	4,900	221,235
MYR Group, Inc.(a)	1,200	37,224
Northwest Pipe Co.(a)	700	11,382
NV5 Global, Inc.(a)	700	29,750
Orion Group Holdings, Inc.(a)	1,600	11,952
Primoris Services Corp.	2,986	74,471
Sterling Construction Co., Inc.(a)	1,800	23,526
Tutor Perini Corp.(a)	2,600	74,750
Valmont Industries, Inc.	1,570	234,872

		2,244,179

Construction Materials – 0.2%
Eagle Materials, Inc.	3,227	298,239
Forterra, Inc.(a)(b)	1,100	9,053

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Summit Materials, Inc. Class A(a)	7,234	$208,846
United States Lime & Minerals, Inc.	100	7,847
US Concrete, Inc.(a)	1,040	81,692

		605,677

Consumer Finance – 0.7%
Ally Financial, Inc.	32,261	674,255
Credit Acceptance Corp.(a)(b)	784	201,598
Elevate Credit, Inc.(a)	1,000	7,920
Encore Capital Group, Inc.(a)	1,692	67,934
Enova International, Inc.(a)	2,300	34,155
EZCORP, Inc. Class A(a)	3,600	27,720
Firstcash, Inc.	3,478	202,767
Green Dot Corp. Class A(a)	3,200	123,296
LendingClub Corp.(a)	24,133	132,973
Nelnet, Inc. Class A	1,414	66,472
OneMain Holdings, Inc.(a)	4,062	99,884
PRA Group, Inc.(a)	3,314	125,601
Regional Management Corp.(a)	600	14,178
Santander Consumer USA Holdings, Inc.(a)	10,200	130,152
SLM Corp.(a)	31,200	358,800
World Acceptance Corp.(a)	385	28,840

		2,296,545

Containers & Packaging – 1.2%
AptarGroup, Inc.	4,231	367,504
Ardagh Group SA	1,300	29,393
Bemis Co., Inc.	6,240	288,600
Berry Global Group, Inc.(a)	9,217	525,461
Crown Holdings, Inc.(a)	9,079	541,653
Graphic Packaging Holding Co.	21,142	291,337
Greif, Inc. Class A	1,800	100,404
Greif, Inc. Class B	400	24,160
Myers Industries, Inc.	1,800	32,310
Owens-Illinois, Inc.(a)	11,028	263,790
Packaging Corp. of America	6,497	723,701
Silgan Holdings, Inc.	5,568	176,951
Sonoco Products Co.	6,748	346,982
UFP Technologies, Inc.(a)	400	11,320

		3,723,566

Distributors – 0.1%
Core-Mark Holding Co., Inc.	3,352	110,817
Pool Corp.	2,767	325,316
VOXX International Corp.(a)	1,400	11,480
Weyco Group, Inc.	343	9,563

		457,176

Diversified Consumer Services – 0.7%
Adtalem Global Education, Inc.	4,600	174,570
American Public Education, Inc.(a)	1,100	26,015
Ascent Capital Group, Inc. Class A(a)	600	9,216
Bridgepoint Education, Inc.(a)	1,100	16,236
Bright Horizons Family Solutions, Inc.(a)	3,442	265,757
Cambium Learning Group, Inc.(a)	500	2,535
Capella Education Co.	800	68,480
Career Education Corp.(a)	4,500	43,200
Carriage Services, Inc.	900	24,264
Chegg, Inc.(a)	5,600	68,824
Collectors Universe, Inc.	400	9,940
Graham Holdings Co. Class B	310	185,892
Grand Canyon Education, Inc.(a)	3,206	251,382
Houghton Mifflin Harcourt Co.(a)	6,700	82,410
K12, Inc.(a)	2,600	46,592
Laureate Education, Inc. Class A(a)	2,300	40,319
Liberty Tax, Inc.	400	5,180
Regis Corp.(a)	2,607	26,774
Service Corp. International	12,500	418,125
ServiceMaster Global Holdings, Inc.(a)	9,270	363,291
Sotheby’s(a)	2,486	133,424
Strayer Education, Inc.	714	66,559
Weight Watchers International, Inc.(a)(b)	1,900	63,498

		2,392,483

Diversified Financial Services – 0.7%
FactSet Research Systems, Inc.	2,637	438,217
FNFV Group(a)	4,700	74,260
GAIN Capital Holdings, Inc.	2,200	13,706
MarketAxess Holdings, Inc.	2,525	507,777
Marlin Business Services Corp.	500	12,575
Morningstar, Inc.	1,292	101,215
MSCI, Inc.	6,292	648,013
NewStar Financial, Inc.	2,100	22,050
On Deck Capital, Inc.(a)	2,900	13,514
PICO Holdings, Inc.(a)	1,500	26,250
Tiptree, Inc. Class A	1,400	9,870
Voya Financial, Inc.	12,850	474,037

		2,341,484

Diversified Telecommunication Services – 0.5%
8x8, Inc.(a)	6,600	96,030
ATN International, Inc.	699	47,839
Cincinnati Bell, Inc.(a)	3,113	60,859
Cogent Communications Holdings, Inc.	2,996	120,139
Consolidated Communications Holdings, Inc.	3,400	72,998
FairPoint Communications, Inc.(a)	1,300	20,345
Frontier Communications Corp.	81,874	94,974
General Communication, Inc. Class A(a)	2,000	73,280
Globalstar, Inc.(a)(b)	27,644	58,882
Hawaiian Telcom Holdco, Inc.(a)	400	9,996
IDT Corp. Class B	1,000	14,370
Intelsat SA(a)	1,847	5,652
Iridium Communications, Inc.(a)(b)	6,119	67,615
Lumos Networks Corp.(a)	1,300	23,231
Ooma, Inc.(a)	1,200	9,600
ORBCOMM, Inc.(a)	4,400	49,720
pdvWireless, Inc.(a)(b)	600	13,980
Straight Path Communications, Inc. Class B(a)	616	110,664

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Vonage Holdings Corp.(a)	14,000	$91,560
Windstream Holdings, Inc.	14,511	56,303
Zayo Group Holdings, Inc.(a)	12,853	397,158

		1,495,195

Electric Utilities – 1.0%
ALLETE, Inc.	3,682	263,926
Avangrid, Inc.	4,000	176,600
El Paso Electric Co.	2,863	148,017
Genie Energy, Ltd. Class B	800	6,096
Great Plains Energy, Inc.	14,863	435,189
Hawaiian Electric Industries, Inc.	7,755	251,107
IDACORP, Inc.	3,484	297,359
MGE Energy, Inc.	2,462	158,430
OGE Energy Corp.	13,783	479,510
Otter Tail Corp.	2,676	105,970
PNM Resources, Inc.	5,851	223,801
Portland General Electric Co.	6,083	277,932
Spark Energy, Inc. Class A	600	11,280
Westar Energy, Inc.	9,814	520,338

		3,355,555

Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	362	9,854
Atkore International Group, Inc.(a)	2,300	51,865
AZZ, Inc.	1,840	102,672
Babcock & Wilcox Enterprises, Inc.(a)	3,187	37,479
Encore Wire Corp.	1,454	62,086
Energous Corp.(a)(b)	1,300	21,138
EnerSys	3,141	227,565
Generac Holdings, Inc.(a)	4,549	164,355
General Cable Corp.	3,900	63,765
Hubbell, Inc.	3,800	430,046
LSI Industries, Inc.	1,400	12,670
Plug Power, Inc.(a)	15,500	31,620
Powell Industries, Inc.	500	15,995
Preformed Line Products Co.	200	9,284
Regal Beloit Corp.	3,233	263,651
Revolution Lighting Technologies, Inc.(a)	900	5,931
Sensata Technologies Holding NV(a)	11,800	504,096
Sunrun, Inc.(a)(b)	5,800	41,296
Thermon Group Holdings, Inc.(a)	2,400	46,008
TPI Composites, Inc.(a)	700	12,936
Vicor Corp.(a)	970	17,363

		2,131,675

Electronic Equipment, Instruments & Components – 2.9%
Agilysys, Inc.(a)	957	9,685
Akoustis Technologies, Inc.(a)	600	5,244
Anixter International, Inc.(a)	1,986	155,305
Arrow Electronics, Inc.(a)	6,112	479,303
Avnet, Inc.	8,530	331,646
AVX Corp.	3,500	57,190
Badger Meter, Inc.	1,976	78,744
Belden, Inc.	2,813	212,185
Benchmark Electronics, Inc.(a)	3,480	112,404
CDW Corp.	10,603	663,006
Cognex Corp.	5,868	498,193
Coherent, Inc.(a)	1,700	382,483
Control4 Corp.(a)	1,712	33,572
CTS Corp.	2,400	51,840
Daktronics, Inc.	2,245	21,619
Dolby Laboratories, Inc. Class A	3,779	185,020
Electro Scientific Industries, Inc.(a)	2,200	18,128
ePlus, Inc.(a)	924	68,468
Fabrinet(a)	2,500	106,650
FARO Technologies, Inc.(a)	1,200	45,360
Fitbit, Inc. Class A(a)(b)	12,009	63,768
II-VI, Inc.(a)	4,184	143,511
Insight Enterprises, Inc.(a)	2,652	106,053
IPG Photonics Corp.(a)	2,596	376,680
Iteris, Inc.(a)	1,600	9,952
Itron, Inc.(a)	2,350	159,213
Jabil, Inc.	12,200	356,118
KEMET Corp.(a)	3,200	40,960
Keysight Technologies, Inc.(a)	12,761	496,786
Kimball Electronics, Inc.(a)	1,944	35,089
Knowles Corp.(a)	6,368	107,747
Littelfuse, Inc.	1,632	269,280
Maxwell Technologies, Inc.(a)	1,900	11,381
Mesa Laboratories, Inc.	199	28,519
Methode Electronics, Inc.	2,649	109,139
MicroVision, Inc.(a)(b)	4,700	9,964
MTS Systems Corp.	1,243	64,387
Napco Security Technologies, Inc.(a)	800	7,520
National Instruments Corp.	7,493	301,368
Novanta, Inc.(a)	2,400	86,400
OSI Systems, Inc.(a)	1,275	95,816
Park Electrochemical Corp.	1,200	22,104
PC Connection, Inc.	700	18,942
PCM, Inc.(a)	700	13,125
Plexus Corp.(a)	2,400	126,168
Radisys Corp.(a)	2,100	7,896
Rogers Corp.(a)	1,321	143,487
Sanmina Corp.(a)	5,210	198,501
ScanSource, Inc.(a)	1,709	68,873
SYNNEX Corp.	2,067	247,957
Systemax, Inc.	700	13,160
Tech Data Corp.(a)	2,539	256,439
Trimble, Inc.(a)	17,381	619,980
TTM Technologies, Inc.(a)	6,300	109,368
Universal Display Corp.	2,984	326,002
VeriFone Systems, Inc.(a)	7,728	139,877
Vishay Intertechnology, Inc.	9,600	159,360
Vishay Precision Group, Inc.(a)	700	12,110
Zebra Technologies Corp. Class A(a)	3,578	359,661

		9,238,706

Energy Equipment & Services – 0.9%
Archrock, Inc.	4,600	52,440
Atwood Oceanics, Inc.(a)	5,800	47,270
Basic Energy Services, Inc.(a)	1,200	29,880
Bristow Group, Inc.	2,600	19,890

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
C&J Energy Services, Inc.(a)	1,200	$41,124
CARBO Ceramics, Inc.(a)(b)	1,331	9,117
Diamond Offshore Drilling, Inc.(a)(b)	4,500	48,735
Dril-Quip, Inc.(a)	2,675	130,540
Ensco PLC Class A	21,600	111,456
Era Group, Inc.(a)	1,200	11,352
Exterran Corp.(a)	2,200	58,740
Fairmount Santrol Holdings, Inc.(a)	10,600	41,340
Forum Energy Technologies, Inc.(a)	4,539	70,809
Frank’s International NV	3,400	28,186
Geospace Technologies Corp.(a)	800	11,064
Gulf Island Fabrication, Inc.	900	10,440
Helix Energy Solutions Group, Inc.(a)	11,109	62,655
Independence Contract Drilling, Inc.(a)	1,800	7,002
Keane Group, Inc.(a)(b)	2,000	32,000
Key Energy Services, Inc.(a)	700	13,468
Mammoth Energy Services, Inc.(a)	500	9,300
Matrix Service Co.(a)	1,600	14,960
McDermott International, Inc.(a)	19,400	139,098
Nabors Industries, Ltd.	20,687	168,392
Natural Gas Services Group, Inc.(a)	900	22,365
NCS Multistage Holdings, Inc.(a)	800	20,144
Newpark Resources, Inc.(a)	6,300	46,305
Noble Corp. PLC	17,800	64,436
Oceaneering International, Inc.	7,281	166,298
Oil States International, Inc.(a)	3,867	104,989
Parker Drilling Co.(a)	7,300	9,855
Patterson-UTI Energy, Inc.	14,500	292,755
PHI, Inc. NVDR(a)	700	6,832
Pioneer Energy Services Corp.(a)	4,500	9,225
ProPetro Holding Corp.(a)	1,800	25,128
RigNet, Inc.(a)	800	12,840
Rowan Cos. PLC Class A(a)	8,912	91,259
RPC, Inc.(b)	4,032	81,487
SEACOR Holdings, Inc.(a)	1,068	36,633
SEACOR Marine Holdings, Inc.(a)	1,073	21,846
Smart Sand, Inc.(a)	1,500	13,365
Solaris Oilfield Infrastructure, Inc. Class A(a)	700	8,071
Superior Energy Services, Inc.(a)	10,700	111,601
Tesco Corp.(a)	2,800	12,460
TETRA Technologies, Inc.(a)	6,918	19,301
Unit Corp.(a)	3,448	64,581
US Silica Holdings, Inc.	5,588	198,318
Weatherford International PLC(a)	60,136	232,726
Willbros Group, Inc.(a)	2,600	6,422

		2,848,500

Equity Real Estate Investment Trusts (Reits) – 0.5%
Colony NorthStar, Inc. Class A REIT	37,118	522,993
CoreCivic, Inc. REIT	8,325	229,603
Global Net Lease, Inc. REIT	4,841	107,664
Invitation Homes, Inc. REIT	6,400	138,432
MedEquities Realty Trust, Inc. REIT	2,000	25,240
Park Hotels & Resorts, Inc. REIT	8,906	240,106
Quality Care Properties, Inc. REIT(a)	6,700	122,677
Uniti Group, Inc. REIT(a)	11,600	291,624

		1,678,339

Food & Staples Retailing – 0.5%
Andersons, Inc.	1,985	67,788
Casey’s General Stores, Inc.	2,665	285,448
Chefs’ Warehouse, Inc.(a)	1,200	15,600
Ingles Markets, Inc. Class A	900	29,970
Natural Grocers by Vitamin Cottage, Inc.(a)	500	4,135
Performance Food Group Co.(a)	4,957	135,822
PriceSmart, Inc.	1,491	130,612
Rite Aid Corp.(a)	76,010	224,229
Smart & Final Stores, Inc.(a)	1,395	12,695
SpartanNash Co.	2,500	64,900
Sprouts Farmers Market, Inc.(a)	9,675	219,332
SUPERVALU, Inc.(a)	18,500	60,865
United Natural Foods, Inc.(a)	3,548	130,212
US Foods Holding Corp.(a)	9,328	253,908
Village Super Market, Inc. Class A	469	12,156
Weis Markets, Inc.	615	29,963

		1,677,635

Food Products – 1.7%
Alico, Inc.	200	6,260
Amplify Snack Brands, Inc.(a)(b)	2,347	22,625
B&G Foods, Inc.	4,900	174,440
Blue Buffalo Pet Products, Inc.(a)	6,492	148,083
Bunge, Ltd.	9,734	726,156
Cal-Maine Foods, Inc.(a)(b)	2,400	95,040
Calavo Growers, Inc.	1,142	78,855
Darling Ingredients, Inc.(a)	12,200	192,028
Dean Foods Co.	6,600	112,200
Farmer Brothers Co.(a)	650	19,662
Flowers Foods, Inc.	12,731	220,374
Fresh Del Monte Produce, Inc.	2,334	118,824
Freshpet, Inc.(a)	1,600	26,560
Hain Celestial Group, Inc.(a)	7,379	286,453
Hostess Brands, Inc.(a)	3,300	53,130
Ingredion, Inc.	4,901	584,248
J&J Snack Foods Corp.	1,105	145,937
John B Sanfilippo & Son, Inc.	578	36,478
Lamb Weston Holdings, Inc.	10,100	444,804
Lancaster Colony Corp.	1,332	163,330
Landec Corp.(a)	1,600	23,760
Lifeway Foods, Inc.(a)	200	1,868
Limoneira Co.	700	16,541
Omega Protein Corp.	1,571	28,121
Pilgrim’s Pride Corp.(a)	4,100	89,872
Pinnacle Foods, Inc.	8,200	487,080
Post Holdings, Inc.(a)	4,454	345,853
Sanderson Farms, Inc.	1,473	170,352
Seaboard Corp.	19	75,905

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Seneca Foods Corp. Class A(a)	349	$10,836
Snyder’s-Lance, Inc.	5,872	203,289
Tootsie Roll Industries, Inc.(b)	1,436	50,045
TreeHouse Foods, Inc.(a)	3,739	305,439

		5,464,448

Gas Utilities – 1.0%
Atmos Energy Corp.	7,298	605,369
Chesapeake Utilities Corp.	1,138	85,293
Delta Natural Gas Co., Inc.	400	12,188
National Fuel Gas Co.	5,563	310,638
New Jersey Resources Corp.	5,803	230,379
Northwest Natural Gas Co.	2,060	123,291
ONE Gas, Inc.	3,587	250,409
RGC Resources, Inc.	500	14,165
South Jersey Industries, Inc.	5,385	184,005
Southwest Gas Holdings, Inc.	3,216	234,961
Spire, Inc.	3,339	232,895
UGI Corp.	11,953	578,645
WGL Holdings, Inc.	3,583	298,930

		3,161,168

Health Care Equipment & Supplies – 2.8%
Abaxis, Inc.	1,600	84,832
ABIOMED, Inc.(a)	2,902	415,857
Accuray, Inc.(a)	4,800	22,800
Alere, Inc.(a)	5,899	296,071
Analogic Corp.	912	66,257
AngioDynamics, Inc.(a)	2,500	40,525
Anika Therapeutics, Inc.(a)	947	46,725
Antares Pharma, Inc.(a)	10,000	32,200
AtriCure, Inc.(a)	2,200	53,350
Atrion Corp.	108	69,476
AxoGen, Inc.(a)	1,600	26,800
Cantel Medical Corp.	2,589	201,709
Cardiovascular Systems, Inc.(a)	2,350	75,740
Cerus Corp.(a)	6,100	15,311
ConforMIS, Inc.(a)	2,100	9,009
CONMED Corp.	2,001	101,931
Corindus Vascular Robotics, Inc.(a)(b)	5,800	10,788
CryoLife, Inc.(a)	2,200	43,890
Cutera, Inc.(a)	900	23,310
DexCom, Inc.(a)	6,013	439,851
Endologix, Inc.(a)	5,523	26,842
Entellus Medical, Inc.(a)	800	13,248
Exactech, Inc.(a)	700	20,860
FONAR Corp.(a)	400	11,100
GenMark Diagnostics, Inc.(a)	3,000	35,490
Glaukos Corp.(a)	1,968	81,613
Globus Medical, Inc. Class A(a)	5,258	174,303
Haemonetics Corp.(a)	3,666	144,770
Halyard Health, Inc.(a)	3,500	137,480
Hill-Rom Holdings, Inc.	4,558	362,862
ICU Medical, Inc.(a)	1,094	188,715
Inogen, Inc.(a)	1,200	114,504
Insulet Corp.(a)	4,300	220,633
Integer Holdings Corp.(a)	2,383	103,065
Integra LifeSciences Holdings Corp.(a)	4,454	242,788
Invacare Corp.	2,200	29,040
InVivo Therapeutics Holdings Corp.(a)(b)	1,400	3,780
iRhythm Technologies, Inc.(a)	900	38,241
K2M Group Holdings, Inc.(a)	2,800	68,208
Lantheus Holdings, Inc.(a)	1,800	31,770
LeMaitre Vascular, Inc.	900	28,098
LivaNova PLC(a)	3,400	208,114
Masimo Corp.(a)	3,064	279,376
Meridian Bioscience, Inc.	2,900	45,675
Merit Medical Systems, Inc.(a)	3,600	137,340
Natus Medical, Inc.(a)	2,334	87,058
Neogen Corp.(a)	2,741	189,430
Nevro Corp.(a)	1,897	141,194
Novocure, Ltd.(a)	3,955	68,421
NuVasive, Inc.(a)	3,580	275,374
NxStage Medical, Inc.(a)	4,600	115,322
Obalon Therapeutics, Inc.(a)	300	2,973
OraSure Technologies, Inc.(a)	3,800	65,588
Orthofix International NV(a)	1,186	55,125
Oxford Immunotec Global PLC(a)	1,300	21,866
Penumbra, Inc.(a)	1,978	173,569
Pulse Biosciences, Inc.(a)	600	20,718
Quidel Corp.(a)	1,900	51,566
Quotient, Ltd.(a)	1,900	13,984
ResMed, Inc.	9,675	753,392
Rockwell Medical, Inc.(a)	2,900	22,997
RTI Surgical, Inc.(a)	3,400	19,890
Sientra, Inc.(a)	1,000	9,720
Spectranetics Corp.(a)	3,122	119,885
STAAR Surgical Co.(a)	2,800	30,240
STERIS PLC	5,900	480,850
Surmodics, Inc.(a)	800	22,520
Tactile Systems Technology, Inc.(a)(b)	600	17,148
Teleflex, Inc.	3,160	656,522
Utah Medical Products, Inc.	237	17,159
Varex Imaging Corp.(a)	2,700	91,260
Veracyte, Inc.(a)	1,600	13,328
ViewRay, Inc.(a)	2,000	12,940
Viveve Medical, Inc.(a)(b)	1,000	7,180
West Pharmaceutical Services, Inc.	5,187	490,275
Wright Medical Group NV(a)	7,609	209,171

		9,081,012

Health Care Providers & Services – 1.6%
AAC Holdings, Inc.(a)(b)	600	4,158
Acadia Healthcare Co., Inc.(a)	5,399	266,603
Aceto Corp.	2,300	35,535
Addus HomeCare Corp.(a)	467	17,372
Almost Family, Inc.(a)	885	54,560
Amedisys, Inc.(a)	2,105	132,215
American Renal Associates Holdings, Inc.(a)	500	9,275
AMN Healthcare Services, Inc.(a)	3,548	138,550
BioScrip, Inc.(a)(b)	10,000	27,150

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
BioTelemetry, Inc.(a)	1,800	$60,210
Brookdale Senior Living, Inc.(a)	13,162	193,613
Capital Senior Living Corp.(a)	1,700	25,857
Chemed Corp.	1,143	233,778
Civitas Solutions, Inc.(a)	900	15,750
Community Health Systems, Inc.(a)	7,667	76,363
CorVel Corp.(a)	694	32,930
Cross Country Healthcare, Inc.(a)	2,400	30,984
Diplomat Pharmacy, Inc.(a)	3,063	45,332
Ensign Group, Inc.	3,670	79,896
Genesis Healthcare, Inc.(a)	2,200	3,828
HealthEquity, Inc.(a)	3,463	172,561
HealthSouth Corp.	6,100	295,240
Kindred Healthcare, Inc.	5,700	66,405
Landauer, Inc.	600	31,380
LHC Group, Inc.(a)	1,200	81,468
LifePoint Health, Inc.(a)	2,512	168,681
Magellan Health, Inc.(a)	1,662	121,160
MEDNAX, Inc.(a)	6,279	379,063
Molina Healthcare, Inc.(a)	3,054	211,276
National HealthCare Corp.	800	56,112
National Research Corp. Class A	500	13,450
Owens & Minor, Inc.	4,038	129,983
PharMerica Corp.(a)	2,000	52,500
Premier, Inc. Class A(a)	3,545	127,620
Providence Service Corp.(a)	800	40,488
R1 RCM, Inc.(a)	7,000	26,250
RadNet, Inc.(a)	2,200	17,050
Select Medical Holdings Corp.(a)	7,600	116,660
Surgery Partners, Inc.(a)	1,300	29,575
Teladoc, Inc.(a)	3,692	128,112
Tenet Healthcare Corp.(a)	5,769	111,573
Tivity Health, Inc.(a)	2,500	99,625
Triple-S Management Corp. Class B(a)	1,589	26,870
US Physical Therapy, Inc.	800	48,320
VCA, Inc.(a)	5,391	497,643
WellCare Health Plans, Inc.(a)	3,080	553,045

		5,086,069

Health Care Technology – 0.6%
Allscripts Healthcare Solutions, Inc.(a)	12,100	154,396
athenahealth, Inc.(a)	2,764	388,480
Castlight Health, Inc. Class B(a)	4,400	18,260
Computer Programs & Systems, Inc.(b)	713	23,386
Cotiviti Holdings, Inc.(a)	1,800	66,852
Evolent Health, Inc. Class A(a)	2,600	65,910
HealthStream, Inc.(a)	1,700	44,744
HMS Holdings Corp.(a)	5,841	108,059
Inovalon Holdings, Inc. Class A(a)(b)	4,500	59,175
Medidata Solutions, Inc.(a)	4,069	318,196
NantHealth, Inc.(a)(b)	200	846
Omnicell, Inc.(a)	2,564	110,508
Quality Systems, Inc.(a)	3,800	65,398
Simulations Plus, Inc.	800	9,880
Tabula Rasa HealthCare, Inc.(a)	600	9,030
Veeva Systems, Inc. Class A(a)	7,421	454,982
Vocera Communications, Inc.(a)	1,934	51,096

		1,949,198

Hotels, Restaurants & Leisure – 4.0%
Aramark	16,825	689,489
Belmond, Ltd. Class A(a)	5,700	75,810
Biglari Holdings, Inc.(a)	66	26,383
BJ’s Restaurants, Inc.(a)	1,500	55,875
Bloomin’ Brands, Inc.	6,600	140,118
Bob Evans Farms, Inc.	1,400	100,562
Bojangles’, Inc.(a)	1,200	19,500
Boyd Gaming Corp.	5,900	146,379
Brinker International, Inc.	3,530	134,493
Buffalo Wild Wings, Inc.(a)	1,126	142,664
Caesars Acquisition Co. Class A(a)	3,600	68,580
Caesars Entertainment Corp.(a)(b)	3,900	46,800
Carrols Restaurant Group, Inc.(a)	2,100	25,725
Century Casinos, Inc.(a)	1,300	9,581
Cheesecake Factory, Inc.	3,355	168,757
Choice Hotels International, Inc.	2,349	150,923
Churchill Downs, Inc.	964	176,701
Chuy’s Holdings, Inc.(a)	1,100	25,740
ClubCorp Holdings, Inc.	4,500	58,950
Cracker Barrel Old Country Store, Inc.(b)	1,335	223,279
Dave & Buster’s Entertainment, Inc.(a)	2,848	189,421
Del Frisco’s Restaurant Group, Inc.(a)	1,400	22,540
Del Taco Restaurants, Inc.(a)	2,300	31,625
Denny’s Corp.(a)	5,200	61,204
DineEquity, Inc.	1,295	57,045
Domino’s Pizza, Inc.	3,369	712,645
Drive Shack, Inc.	4,300	13,545
Dunkin’ Brands Group, Inc.	6,280	346,154
El Pollo Loco Holdings, Inc.(a)	1,200	16,620
Eldorado Resorts, Inc.(a)	3,100	62,000
Empire Resorts, Inc.(a)	200	4,780
Extended Stay America, Inc.	11,600	224,576
Fiesta Restaurant Group, Inc.(a)	1,999	41,279
Fogo De Chao, Inc.(a)	700	9,730
Golden Entertainment, Inc.(a)	600	12,426
Habit Restaurants, Inc. Class A(a)	1,400	22,120
Hilton Grand Vacations, Inc.(a)	4,041	145,718
Hyatt Hotels Corp. Class A(a)	2,329	130,913
ILG, Inc.	7,199	197,901
International Game Technology PLC	7,200	131,760
International Speedway Corp. Class A	2,006	75,325
Intrawest Resorts Holdings, Inc.(a)	1,000	23,740
J Alexander’s Holdings, Inc.(a)	769	9,420
Jack in the Box, Inc.	2,180	214,730
La Quinta Holdings, Inc.(a)	5,800	85,666
Las Vegas Sands Corp.	25,164	1,607,728
Lindblad Expeditions Holdings, Inc.(a)	1,400	14,700

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Marcus Corp.	1,400	$42,280
Marriott Vacations Worldwide Corp.	1,468	172,857
MGM Resorts International	35,395	1,107,510
Monarch Casino & Resort, Inc.(a)	700	21,175
Nathan’s Famous, Inc.(a)	200	12,600
Noodles & Co.(a)	700	2,730
Norwegian Cruise Line Holdings, Ltd.(a)	11,126	604,031
Panera Bread Co. Class A(a)	1,488	468,184
Papa John’s International, Inc.	1,788	128,307
Penn National Gaming, Inc.(a)	5,900	126,260
Pinnacle Entertainment, Inc.(a)	4,000	79,040
Planet Fitness, Inc. Class A	5,900	137,706
Potbelly Corp.(a)	1,400	16,100
RCI Hospitality Holdings, Inc.	600	14,304
Red Lion Hotels Corp.(a)	900	6,615
Red Robin Gourmet Burgers, Inc.(a)	936	61,074
Red Rock Resorts, Inc. Class A	4,686	110,355
Ruby Tuesday, Inc.(a)	3,600	7,236
Ruth’s Hospitality Group, Inc.	2,100	45,675
Scientific Games Corp. Class A(a)	3,600	93,960
SeaWorld Entertainment, Inc.	4,790	77,933
Shake Shack, Inc. Class A(a)	1,530	53,366
Six Flags Entertainment Corp.	4,910	292,685
Sonic Corp.	2,870	76,026
Speedway Motorsports, Inc.	700	12,789
Texas Roadhouse, Inc.	4,555	232,077
Vail Resorts, Inc.	2,798	567,518
Wendy’s Co.	12,527	194,294
Wingstop, Inc.	1,970	60,873
Yum China Holdings, Inc.(a)	25,763	1,015,835
Zoe’s Kitchen, Inc.(a)	1,300	15,483

		12,808,498

Household Durables – 1.1%
Bassett Furniture Industries, Inc.	600	22,770
Beazer Homes USA, Inc.(a)	2,200	30,184
CalAtlantic Group, Inc.	4,766	168,478
Cavco Industries, Inc.(a)	588	76,234
Century Communities, Inc.(a)	1,100	27,280
CSS Industries, Inc.	500	13,080
Ethan Allen Interiors, Inc.	1,900	61,370
Flexsteel Industries, Inc.	500	27,055
GoPro, Inc. Class A(a)(b)	7,100	57,723
Green Brick Partners, Inc.(a)	1,400	16,030
Helen of Troy, Ltd.(a)	2,026	190,647
Hooker Furniture Corp.	800	32,920
Hovnanian Enterprises, Inc. Class A(a)	7,300	20,440
Installed Building Products, Inc.(a)	1,500	79,425
iRobot Corp.(a)	1,900	159,866
KB Home	5,800	139,026
La-Z-Boy, Inc.	3,433	111,572
LGI Homes, Inc.(a)(b)	1,100	44,198
Libbey, Inc.	1,342	10,816
Lifetime Brands, Inc.	700	12,705
M/I Homes, Inc.(a)	1,600	45,680
MDC Holdings, Inc.	2,965	104,753
Meritage Homes Corp.(a)	2,658	112,168
NACCO Industries, Inc. Class A	241	17,075
New Home Co., Inc.(a)	800	9,176
NVR, Inc.(a)	234	564,083
Taylor Morrison Home Corp. Class A(a)	4,200	100,842
Tempur Sealy International, Inc.(a)(b)	3,449	184,142
Toll Brothers, Inc.	10,383	410,232
TopBuild Corp.(a)	2,752	146,049
TRI Pointe Group, Inc.(a)	10,683	140,909
Tupperware Brands Corp.	3,581	251,494
UCP, Inc. Class A(a)	500	5,475
Universal Electronics, Inc.(a)	1,139	76,142
William Lyon Homes Class A(a)	1,700	41,038
ZAGG, Inc.(a)	1,700	14,705

		3,525,782

Household Products – 0.3%
Central Garden & Pet Co.(a)	600	19,074
Central Garden & Pet Co. Class A(a)	2,300	69,046
Energizer Holdings, Inc.	4,512	216,666
HRG Group, Inc.(a)	8,300	146,993
Oil-Dri Corp. of America	448	18,820
Orchids Paper Products Co.	560	7,252
Spectrum Brands Holdings, Inc.	1,718	214,819
WD-40 Co.	980	108,143

		800,813

Independent Power Producers & Energy Traders – 0.4%
Atlantic Power Corp.(a)	6,900	16,560
Calpine Corp.(a)	25,754	348,452
Dynegy, Inc.(a)	8,684	71,817
NRG Yield, Inc. Class A	2,400	40,944
NRG Yield, Inc. Class C	4,300	75,680
Ormat Technologies, Inc.	2,742	160,900
Pattern Energy Group, Inc.	5,000	119,200
TerraForm Global, Inc. Class A(a)	6,400	32,320
TerraForm Power, Inc. Class A(a)	6,000	72,000
Vistra Energy Corp.	16,900	283,751
Vivint Solar, Inc.(a)(b)	1,400	8,190

		1,229,814

Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	4,393	419,092
Raven Industries, Inc.	2,500	83,250

		502,342

Insurance – 3.9%
Alleghany Corp.(a)	1,081	642,979
Allied World Assurance Co. Holdings AG	5,869	310,470
Ambac Financial Group, Inc.(a)	3,200	55,520
American Equity Investment Life Holding Co.	6,068	159,467
American Financial Group, Inc.	4,959	492,776
American National Insurance Co.	586	68,263
AMERISAFE, Inc.	1,381	78,648

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
AmTrust Financial Services, Inc.	6,370	$96,442
Arch Capital Group, Ltd.(a)	7,946	741,282
Argo Group International Holdings, Ltd.	2,057	124,654
Aspen Insurance Holdings, Ltd.	3,988	198,802
Assured Guaranty, Ltd.	8,219	343,061
Athene Holding, Ltd. Class A(a)	2,900	143,869
Atlas Financial Holdings, Inc.(a)	600	8,940
Axis Capital Holdings, Ltd.	5,716	369,596
Baldwin & Lyons, Inc. Class B	500	12,250
Blue Capital Reinsurance Holdings, Ltd.	400	7,320
Brown & Brown, Inc.	8,466	364,631
Citizens, Inc.(a)(b)	2,800	20,664
CNA Financial Corp.	1,999	97,451
CNO Financial Group, Inc.	11,608	242,375
Crawford & Co. Class B	691	6,426
Donegal Group, Inc. Class A	500	7,950
eHealth, Inc.(a)	1,100	20,680
EMC Insurance Group, Inc.	500	13,890
Employers Holdings, Inc.	2,300	97,290
Enstar Group, Ltd.(a)	783	155,543
Erie Indemnity Co. Class A	1,738	217,372
FBL Financial Group, Inc. Class A	726	44,649
Federated National Holding Co.	800	12,800
Fidelity & Guaranty Life	1,000	31,050
First American Financial Corp.	7,648	341,789
FNF Group	18,122	812,409
Genworth Financial, Inc. Class A(a)	37,100	139,867
Global Indemnity, Ltd.(a)	554	21,479
Greenlight Capital Re, Ltd. Class A(a)	2,000	41,800
Hallmark Financial Services, Inc.(a)	841	9,478
Hanover Insurance Group, Inc.	3,026	268,194
HCI Group, Inc.	545	25,604
Health Insurance Innovations, Inc. Class A(a)	800	18,800
Heritage Insurance Holdings, Inc.	1,600	20,832
Horace Mann Educators Corp.	3,000	113,400
Independence Holding Co.	400	8,180
Infinity Property & Casualty Corp.	767	72,098
Investors Title Co.	86	16,636
James River Group Holdings, Ltd.	1,300	51,649
Kemper Corp.	2,883	111,284
Kingstone Cos., Inc.	600	9,180
Kinsale Capital Group, Inc.	1,000	37,310
Maiden Holdings, Ltd.	5,100	56,610
Markel Corp.(a)	993	969,029
MBIA, Inc.(a)	9,600	90,528
Mercury General Corp.	2,037	109,998
National General Holdings Corp.	3,299	69,609
National Western Life Group, Inc. Class A	177	56,573
Navigators Group, Inc.	1,592	87,401
NI Holdings, Inc.(a)	700	12,516
Old Republic International Corp.	16,722	326,581
OneBeacon Insurance Group, Ltd. Class A	1,200	21,876
Patriot National, Inc.(a)(b)	600	1,272
Primerica, Inc.	3,077	233,083
ProAssurance Corp.	3,742	227,514
Reinsurance Group of America, Inc.	4,478	574,930
RenaissanceRe Holdings, Ltd.	2,813	391,148
RLI Corp.	2,718	148,457
Safety Insurance Group, Inc.	1,138	77,725
Selective Insurance Group, Inc.	4,200	210,210
State Auto Financial Corp.	1,100	28,303
State National Cos., Inc.	2,100	38,598
Stewart Information Services Corp.	1,649	74,832
Third Point Reinsurance, Ltd.(a)	4,900	68,110
Trupanion, Inc.(a)(b)	1,569	35,114
United Fire Group, Inc.	1,498	66,002
United Insurance Holdings Corp.	1,000	15,730
Universal Insurance Holdings, Inc.	2,300	57,960
Validus Holdings, Ltd.	5,492	285,419
White Mountains Insurance Group, Ltd.	308	267,538
WMIH Corp.(a)	12,134	15,167
WR Berkley Corp.	6,567	454,239

		12,379,171

Internet & Catalog Retail – 0.7%
1-800-Flowers.com, Inc. Class A(a)	1,600	15,600
Duluth Holdings, Inc. Class B(a)	599	10,908
Etsy, Inc.(a)	7,600	114,000
FTD Cos., Inc.(a)	1,200	24,000
Gaia, Inc.(a)	400	4,480
Groupon, Inc.(a)	26,222	100,692
HSN, Inc.	2,210	70,499
Lands’ End, Inc.(a)	900	13,410
Liberty Expedia Holdings, Inc. Class A(a)	3,787	204,574
Liberty Interactive Corp. QVC Group Class A(a)	28,562	700,911
Liberty TripAdvisor Holdings, Inc. Class A(a)	5,300	61,480
Liberty Ventures Series A(a)	5,780	302,236
Nutrisystem, Inc.	2,051	106,755
Overstock.com, Inc.(a)	1,200	19,560
PetMed Express, Inc.	1,400	56,840
Shutterfly, Inc.(a)	2,551	121,173
Travelport Worldwide, Ltd.	8,400	115,584
Wayfair, Inc. Class A(a)	2,651	203,809

		2,246,511

Internet Software & Services – 2.2%
2U, Inc.(a)	3,005	140,995
Actua Corp.(a)	2,200	30,910
Alarm.com Holdings, Inc.(a)	1,400	52,682

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Alteryx, Inc. Class A(a)	600	$11,712
Amber Road, Inc.(a)	1,100	9,427
Angie’s List, Inc.(a)	3,235	41,376
Appfolio, Inc. Class A(a)	500	16,300
Apptio, Inc. Class A(a)	1,200	20,820
Bankrate, Inc.(a)	3,800	48,830
Bazaarvoice, Inc.(a)	7,000	34,650
Benefitfocus, Inc.(a)(b)	1,041	37,840
Blucora, Inc.(a)	2,700	57,240
Box, Inc. Class A(a)	5,365	97,858
Brightcove, Inc.(a)	1,826	11,321
Carbonite, Inc.(a)	1,700	37,060
Care.com, Inc.(a)	800	12,080
Cars.com, Inc.(a)	5,100	135,813
ChannelAdvisor Corp.(a)	1,400	16,170
Cimpress NV(a)(b)	1,830	172,990
Cloudera, Inc.(a)	1,000	16,020
CommerceHub, Inc. Series A(a)	846	14,737
CommerceHub, Inc. Series C(a)	2,193	38,246
Cornerstone OnDemand, Inc.(a)	3,751	134,098
CoStar Group, Inc.(a)	2,229	587,564
Coupa Software, Inc.(a)	2,100	60,858
DHI Group, Inc.(a)	3,000	8,550
Endurance International Group Holdings, Inc.(a)	4,235	35,362
Envestnet, Inc.(a)	3,152	124,819
Five9, Inc.(a)	3,527	75,901
Global Sources, Ltd.(a)	600	12,000
GoDaddy, Inc. Class A(a)	5,453	231,316
Gogo, Inc.(a)(b)	4,310	49,694
GrubHub, Inc.(a)	5,921	258,156
GTT Communications, Inc.(a)	2,095	66,307
Hortonworks, Inc.(a)	2,978	38,357
IAC/InterActiveCorp(a)	4,811	496,688
Instructure, Inc.(a)	1,500	44,250
Internap Corp.(a)	5,600	20,552
j2 Global, Inc.	3,164	269,225
Leaf Group, Ltd.(a)	800	6,240
Limelight Networks, Inc.(a)	4,300	12,427
Liquidity Services, Inc.(a)	1,500	9,525
LivePerson, Inc.(a)	3,700	40,700
LogMeIn, Inc.	3,560	372,020
Match Group, Inc.(a)	2,600	45,188
Meet Group, Inc.(a)	4,300	21,715
MINDBODY, Inc. Class A(a)	2,500	68,000
MuleSoft, Inc. Class A(a)	1,000	24,940
New Relic, Inc.(a)	2,031	87,353
NIC, Inc.	4,500	85,275
Nutanix, Inc. Class A(a)(b)	2,400	48,360
Okta, Inc.(a)	800	18,240
Ominto, Inc.(a)	731	11,148
Pandora Media, Inc.(a)(b)	16,835	150,168
Q2 Holdings, Inc.(a)	2,000	73,900
QuinStreet, Inc.(a)	2,200	9,174
Quotient Technology, Inc.(a)	4,900	56,350
RealNetworks, Inc.(a)	1,400	6,062
Reis, Inc.	500	10,625
Rightside Group, Ltd.(a)	700	7,434
Rocket Fuel, Inc.(a)	2,500	6,875
Shutterstock, Inc.(a)	1,350	59,508
SPS Commerce, Inc.(a)	1,151	73,388
Stamps.com, Inc.(a)	1,157	179,190
TechTarget, Inc.(a)	1,400	14,518
Trade Desk Inc Class A(a)	1,200	60,132
TrueCar, Inc.(a)	4,266	85,021
Tucows, Inc. Class A(a)(b)	600	32,100
Twilio, Inc. Class A(a)(b)	4,300	125,173
Twitter, Inc.(a)	46,775	835,869
Web.com Group, Inc.(a)	3,200	80,960
WebMD Health Corp.(a)	2,498	146,508
Xactly Corp.(a)	1,800	28,170
XO Group, Inc.(a)	1,811	31,910
Yelp, Inc.(a)	5,158	154,843
Yext, Inc.(a)	800	10,664
Zillow Group, Inc. Class A(a)	3,729	182,124
Zillow Group, Inc. Class C(a)	7,483	366,742

		7,207,313

IT Services – 3.1%
Acxiom Corp.(a)	5,800	150,684
Amdocs, Ltd.	10,021	645,954
Black Knight Financial Services, Inc. Class A(a)	1,997	81,777
Blackhawk Network Holdings, Inc.(a)	3,853	167,991
Booz Allen Hamilton Holding Corp.	10,200	331,908
Broadridge Financial Solutions, Inc.	8,140	615,058
CACI International, Inc. Class A(a)	1,766	220,838
CardConnect Corp.(a)(b)	1,100	16,555
Cardtronics PLC Class A(a)	3,228	106,072
Cass Information Systems, Inc.	764	50,149
Conduent, Inc.(a)	13,900	221,566
Convergys Corp.	6,442	153,191
CoreLogic, Inc.(a)	6,200	268,956
CSG Systems International, Inc.	2,300	93,334
DST Systems, Inc.	4,188	258,400
EPAM Systems, Inc.(a)	3,474	292,129
Euronet Worldwide, Inc.(a)	3,431	299,766
Everi Holdings, Inc.(a)	4,400	32,032
EVERTEC, Inc.	4,300	74,390
ExlService Holdings, Inc.(a)	2,337	129,890
First Data Corp. Class A(a)	25,747	468,595
FleetCor Technologies, Inc.(a)	6,371	918,762
Forrester Research, Inc.	600	23,490
Genpact, Ltd.	9,160	254,923
Hackett Group, Inc.	1,390	21,545
Information Services Group, Inc.(a)	1,900	7,809
Jack Henry & Associates, Inc.	5,332	553,835
Leidos Holdings, Inc.	9,811	507,131
ManTech International Corp. Class A	1,658	68,608
MAXIMUS, Inc.	4,634	290,227
MoneyGram International, Inc.(a)	2,053	35,414
NCI, Inc. Class A(a)	400	8,440

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
NeuStar, Inc. Class A(a)	3,800	$126,730
Perficient, Inc.(a)	2,400	44,736
Planet Payment, Inc.(a)	2,500	8,250
Presidio, Inc.(a)	1,300	18,603
Sabre Corp.	14,988	326,289
Science Applications International Corp.	3,047	211,523
ServiceSource International, Inc.(a)	5,300	20,564
Square, Inc. Class A(a)	15,541	364,592
StarTek, Inc.(a)	700	8,568
Sykes Enterprises, Inc.(a)	2,653	88,955
Syntel, Inc.	2,200	37,312
TeleTech Holdings, Inc.	1,100	44,880
Teradata Corp.(a)	8,800	259,512
Unisys Corp.(a)	3,800	48,640
Vantiv, Inc. Class A(a)	11,258	713,082
Virtusa Corp.(a)	1,900	55,860
WEX, Inc.(a)	2,841	296,231

		10,043,746

Leisure Equipment & Products – 0.4%
Acushnet Holdings Corp.	1,400	27,776
American Outdoor Brands Corp.(a)	4,188	92,806
Black Diamond, Inc.(a)	1,400	9,310
Brunswick Corp.	6,136	384,911
Callaway Golf Co.	6,512	83,223
Escalade, Inc.	600	7,860
Johnson Outdoors, Inc. Class A	300	14,463
Malibu Boats, Inc. Class A(a)	1,300	33,631
Marine Products Corp.	687	10,724
MCBC Holdings, Inc.(a)	1,300	25,415
Nautilus, Inc.(a)	2,400	45,960
Polaris Industries, Inc.	4,086	376,852
Sturm Ruger & Co., Inc.	1,265	78,620
Vista Outdoor, Inc.(a)	4,021	90,513

		1,282,064

Life Sciences Tools & Services – 1.2%
Accelerate Diagnostics, Inc.(a)(b)	1,800	49,230
Albany Molecular Research, Inc.(a)	1,796	38,973
Bio-Rad Laboratories, Inc. Class A(a)	1,491	337,428
Bio-Techne Corp.	2,523	296,453
Bruker Corp.	7,073	203,985
Cambrex Corp.(a)	2,300	137,425
Charles River Laboratories International, Inc.(a)	3,358	339,662
Enzo Biochem, Inc.(a)	2,900	32,016
Fluidigm Corp.(a)	1,744	7,046
INC Research Holdings, Inc. Class A(a)	3,794	221,949
Luminex Corp.	2,800	59,136
Medpace Holdings, Inc.(a)	500	14,500
NanoString Technologies, Inc.(a)	1,200	19,848
NeoGenomics, Inc.(a)	4,500	40,320
Pacific Biosciences of California, Inc.(a)	4,800	17,088
PAREXEL International Corp.(a)	3,425	297,667
Patheon NV(a)	2,400	83,712
PRA Health Sciences, Inc.(a)	2,694	202,077
QIAGEN NV(a)	16,181	542,549
Quintiles IMS Holdings, Inc.(a)	8,827	790,016
VWR Corp.(a)	5,848	193,042

		3,924,122

Machinery – 3.7%
Actuant Corp. Class A	4,100	100,860
AGCO Corp.	4,588	309,185
Alamo Group, Inc.	692	62,841
Albany International Corp. Class A	2,148	114,703
Allison Transmission Holdings, Inc.	9,157	343,479
Altra Industrial Motion Corp.	1,874	74,585
American Railcar Industries, Inc.	496	18,997
Astec Industries, Inc.	1,340	74,383
Barnes Group, Inc.	3,656	213,986
Blue Bird Corp.(a)	500	8,500
Briggs & Stratton Corp.	2,900	69,890
Chart Industries, Inc.(a)	2,200	76,406
CIRCOR International, Inc.	1,147	68,109
Colfax Corp.(a)	6,038	237,716
Columbus McKinnon Corp.	1,400	35,588
Commercial Vehicle Group, Inc.(a)	1,700	14,365
Crane Co.	3,648	289,578
DMC Global, Inc.	800	10,480
Donaldson Co., Inc.	9,379	427,120
Douglas Dynamics, Inc.	1,677	55,173
Eastern Co	400	12,020
Energy Recovery, Inc.(a)	2,100	17,409
EnPro Industries, Inc.	1,645	117,404
ESCO Technologies, Inc.	1,943	115,900
ExOne Co.(a)	700	8,015
Federal Signal Corp.	4,400	76,384
Franklin Electric Co., Inc.	3,449	142,789
FreightCar America, Inc.	700	12,173
Gardner Denver Holdings, Inc.(a)	2,900	62,669
Gencor Industries, Inc.(a)	500	8,100
Global Brass & Copper Holdings, Inc.	1,600	48,880
Gorman-Rupp Co.	1,100	28,017
Graco, Inc.	3,832	418,761
Graham Corp.	600	11,796
Greenbrier Cos., Inc.(b)	1,994	92,223
Hardinge, Inc.	700	8,694
Harsco Corp.(a)	5,600	90,160
Hillenbrand, Inc.	4,300	155,230
Hurco Cos., Inc.	366	12,719
Hyster-Yale Materials Handling, Inc.	689	48,402
IDEX Corp.	5,342	603,699
ITT, Inc.	6,060	243,491
John Bean Technologies Corp.	2,290	224,420
Kadant, Inc.	800	60,160

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Kennametal, Inc.	5,784	$216,437
LB Foster Co. Class A	600	12,870
Lincoln Electric Holdings, Inc.	4,086	376,280
Lindsay Corp.	752	67,116
Lydall, Inc.(a)	1,300	67,210
Manitowoc Co., Inc.(a)	9,500	57,095
Meritor, Inc.(a)	5,700	94,677
Middleby Corp.(a)	3,873	470,608
Milacron Holdings Corp.(a)	3,100	54,529
Miller Industries, Inc.	700	17,395
Mueller Industries, Inc.	4,084	124,358
Mueller Water Products, Inc. Class A	11,100	129,648
Navistar International Corp.(a)	3,600	94,428
NN, Inc.	1,816	49,849
Nordson Corp.	4,000	485,280
Omega Flex, Inc.	200	12,880
Oshkosh Corp.	5,308	365,615
Proto Labs, Inc.(a)	1,833	123,269
RBC Bearings, Inc.(a)	1,669	169,837
REV Group, Inc.	800	22,144
Rexnord Corp.(a)	7,190	167,167
SPX Corp.(a)	2,800	70,448
SPX FLOW, Inc.(a)	2,800	103,264
Standex International Corp.	915	82,991
Sun Hydraulics Corp.	1,648	70,320
Supreme Industries, Inc. Class A	800	13,160
Tennant Co.	1,376	101,549
Terex Corp.	6,090	228,375
Timken Co.	4,700	217,375
Titan International, Inc.	3,700	44,437
Toro Co.	7,274	504,015
TriMas Corp.(a)	3,100	64,635
Trinity Industries, Inc.	10,969	307,461
Twin Disc, Inc.(a)	600	9,684
Wabash National Corp.	4,300	94,514
WABCO Holdings, Inc.(a)	3,466	441,950
Wabtec Corp.	5,901	539,941
Watts Water Technologies, Inc. Class A	1,983	125,326
Welbilt, Inc.(a)	9,100	171,535
Woodward, Inc.	3,604	243,558

		11,838,689

Marine – 0.1%
Costamare, Inc.	2,500	18,275
Eagle Bulk Shipping, Inc.(a)	2,700	12,771
Genco Shipping & Trading, Ltd.(a)	500	4,735
Kirby Corp.(a)	3,840	256,704
Matson, Inc.	2,982	89,579
Navios Maritime Holdings, Inc.(a)	6,200	8,494
Safe Bulkers, Inc.(a)	3,300	7,557
Scorpio Bulkers, Inc.(a)	4,033	28,635

		426,750

Media – 2.1%
AMC Entertainment Holdings, Inc. Class A	3,884	88,361
AMC Networks, Inc. Class A(a)	3,586	191,528
Cable One, Inc.	341	242,417
Central European Media Enterprises, Ltd. Class A(a)	4,600	18,400
Cinemark Holdings, Inc.	7,316	284,227
Clear Channel Outdoor Holdings, Inc. Class A	2,100	10,185
Daily Journal Corp.(a)	67	13,821
Emerald Expositions Events, Inc.	1,100	24,090
Entercom Communications Corp. Class A	1,600	16,560
Entravision Communications Corp. Class A	3,900	25,740
Eros International PLC(a)	1,747	20,003
EW Scripps Co. Class A(a)	4,600	81,926
Gannett Co., Inc.	8,300	72,376
Global Eagle Entertainment, Inc.(a)	2,800	9,968
Gray Television, Inc.(a)	4,500	61,650
Hemisphere Media Group, Inc.(a)	1,100	13,035
IMAX Corp.(a)	4,100	90,200
John Wiley & Sons, Inc. Class A	3,150	166,162
Liberty Broadband Corp. Class A(a)	1,826	156,653
Liberty Broadband Corp. Class C(a)	7,178	622,691
Liberty Media Corp.-Liberty Braves Class A(a)	594	14,191
Liberty Media Corp.-Liberty Braves Class C(a)	2,210	52,974
Liberty Media Corp.-Liberty Formula One Class C(a)	7,450	272,819
Liberty Media Corp.-Liberty Formula One Class A(a)	1,736	60,812
Liberty Media Corp.-Liberty SiriusXM Class A(a)	6,072	254,903
Liberty Media Corp.-Liberty SiriusXM Class C(a)	12,359	515,370
Lions Gate Entertainment Corp. Class A	3,524	99,447
Lions Gate Entertainment Corp. Class B(a)	6,658	174,972
Live Nation Entertainment, Inc.(a)	9,459	329,646
Loral Space & Communications, Inc.(a)	900	37,395
Madison Square Garden Co. Class A(a)	1,275	251,047
MDC Partners, Inc. Class A	4,300	42,570
Meredith Corp.	2,647	157,364
MSG Networks, Inc. Class A(a)	4,321	97,006
National CineMedia, Inc.	4,600	34,132
New Media Investment Group, Inc.	3,500	47,180
New York Times Co. Class A	8,900	157,530
Nexstar Media Group, Inc. Class A	3,211	192,018
Reading International, Inc. Class A(a)	1,000	16,130
Regal Entertainment Group Class A	7,800	159,588

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Saga Communications, Inc. Class A	244	$11,163
Salem Media Group, Inc.	400	2,840
Scholastic Corp.	1,995	86,962
Sinclair Broadcast Group, Inc. Class A	4,862	159,960
Sirius XM Holdings, Inc.	101,899	557,388
TEGNA, Inc.	14,600	210,386
Time, Inc.	7,300	104,755
Townsquare Media, Inc. Class A(a)	500	5,120
Tribune Media Co. Class A	5,232	213,309
tronc, Inc.(a)	1,600	20,624
World Wrestling Entertainment, Inc. Class A	2,527	51,475

		6,601,069

Metals & Mining – 1.3%
AK Steel Holding Corp.(a)	22,500	147,825
Alcoa Corp.	12,892	420,924
Allegheny Technologies, Inc.(b)	7,800	132,678
Ampco-Pittsburgh Corp.	500	7,375
Carpenter Technology Corp.	3,455	129,321
Century Aluminum Co.(a)	3,500	54,530
Cliffs Natural Resources, Inc.(a)	19,742	136,615
Coeur Mining, Inc.(a)	12,500	107,250
Commercial Metals Co.	8,200	159,326
Compass Minerals International, Inc.	2,414	157,634
Ferroglobe Representation & Warranty Insurance Trust(d)	2,200	–
Gold Resource Corp.	3,000	12,240
Handy & Harman, Ltd.(a)	100	3,140
Haynes International, Inc.	800	29,048
Hecla Mining Co.	27,264	139,046
Kaiser Aluminum Corp.	1,311	116,050
Klondex Mines, Ltd.(a)	12,200	41,114
Materion Corp.	1,455	54,417
Olympic Steel, Inc.	600	11,688
Reliance Steel & Aluminum Co.	5,109	371,986
Royal Gold, Inc.	4,458	348,482
Ryerson Holding Corp.(a)	800	7,920
Schnitzer Steel Industries, Inc. Class A	1,872	47,174
Southern Copper Corp.	6,003	207,884
Steel Dynamics, Inc.	16,023	573,783
SunCoke Energy, Inc.(a)	4,900	53,410
Tahoe Resources, Inc.	21,584	186,054
TimkenSteel Corp.(a)	3,000	46,110
United States Steel Corp.	12,000	265,680
Warrior Met Coal, Inc.	1,200	20,556
Worthington Industries, Inc.	3,300	165,726

		4,154,986

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
AGNC Investment Corp. REIT	24,493	521,456

Multi-Utilities – 0.4%
Avista Corp.	4,700	199,562
Black Hills Corp.	3,793	255,914
MDU Resources Group, Inc.	13,300	348,460
NorthWestern Corp.	3,555	216,926
Unitil Corp.	900	43,479
Vectren Corp.	5,992	350,172

		1,414,513

Multiline Retail – 0.2%
Big Lots, Inc.	3,120	150,696
Dillard’s, Inc. Class A(b)	1,205	69,517
Fred’s, Inc. Class A(b)	2,800	25,844
JC Penney Co., Inc.(a)(b)	22,000	102,300
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,302	140,665
Sears Holdings Corp.(a)(b)	700	6,202

		495,224

Oil, Gas & Consumable Fuels – 2.8%
Abraxas Petroleum Corp.(a)	9,000	14,580
Adams Resources & Energy, Inc.	66	2,711
Alon USA Energy, Inc.	2,200	29,304
Antero Resources Corp.(a)	16,174	349,520
Approach Resources, Inc.(a)(b)	2,800	9,436
Arch Coal, Inc. Class A	600	40,980
Ardmore Shipping Corp.	1,700	13,855
Bill Barrett Corp.(a)	3,800	11,666
Bonanza Creek Energy, Inc.(a)	1,300	41,223
California Resources Corp.(a)(b)	2,902	24,812
Callon Petroleum Co.(a)	14,004	148,582
Carrizo Oil & Gas, Inc.(a)	4,500	78,390
Centennial Resource Development, Inc. Class A(a)(b)	7,700	121,814
Cheniere Energy, Inc.(a)	14,468	704,736
Clean Energy Fuels Corp.(a)	9,500	24,130
Cloud Peak Energy, Inc.(a)	5,100	18,003
Cobalt International Energy, Inc.(a)	–	1
CONSOL Energy, Inc.(a)	16,700	249,498
Contango Oil & Gas Co.(a)	1,300	8,632
Continental Resources, Inc.(a)	6,447	208,432
CVR Energy, Inc.(b)	1,100	23,936
Delek US Holdings, Inc.	4,400	116,336
Denbury Resources, Inc.(a)	27,615	42,251
DHT Holdings, Inc.	6,396	26,543
Diamondback Energy, Inc.(a)	6,800	603,908
Dorian LPG, Ltd.(a)	1,500	12,270
Earthstone Energy, Inc. Class A(a)	700	7,007
Eclipse Resources Corp.(a)	6,100	17,446
Energen Corp.(a)	6,612	326,434
Energy XXI Gulf Coast, Inc.(a)	2,100	38,997
EP Energy Corp. Class A(a)(b)	2,300	8,418
Evolution Petroleum Corp.	1,500	12,150
Extraction Oil & Gas, Inc.(a)	8,400	112,980
Frontline, Ltd.(b)	5,320	30,484
GasLog, Ltd.	3,100	47,275
Gastar Exploration, Inc.(a)	12,100	11,205
Gener8 Maritime, Inc.(a)	3,300	18,777
Golar LNG, Ltd.	7,100	157,975
Green Plains, Inc.	2,547	52,341
Gulfport Energy Corp.(a)	12,000	177,000

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Halcon Resources Corp.(a)	4,200	$19,068
Hallador Energy Co.	1,100	8,547
HollyFrontier Corp.	12,255	336,645
International Seaways, Inc.(a)	1,999	43,318
Isramco, Inc.(a)	44	5,034
Jagged Peak Energy, Inc.(a)	2,100	28,035
Jones Energy, Inc. Class A(a)	3,697	5,915
Kosmos Energy, Ltd.(a)	13,100	83,971
Laredo Petroleum, Inc.(a)	11,200	117,824
Lilis Energy, Inc.(a)	3,000	14,700
Matador Resources Co.(a)	6,600	141,042
Midstates Petroleum Co., Inc.(a)	800	10,136
Navios Maritime Acquisition Corp.	4,800	7,056
Nordic American Tankers, Ltd.(b)	7,340	46,536
Oasis Petroleum, Inc.(a)	17,500	140,875
Overseas Shipholding Group, Inc. Class A(a)	2,300	6,118
Pacific Ethanol, Inc.(a)	2,900	18,125
Panhandle Oil and Gas, Inc. Class A	900	20,790
Par Pacific Holdings, Inc.(a)	2,189	39,490
Parsley Energy, Inc. Class A(a)	16,249	450,910
PBF Energy, Inc. Class A	7,349	163,589
PDC Energy, Inc.(a)	4,548	196,064
Peabody Energy Corp.(a)	600	14,670
Penn Virginia Corp.(a)	1,000	36,750
QEP Resources, Inc.(a)	17,823	180,012
Renewable Energy Group, Inc.(a)	2,700	34,965
Resolute Energy Corp.(a)(b)	800	23,816
REX American Resources Corp.(a)	387	37,369
Rice Energy, Inc.(a)	11,742	312,689
Ring Energy, Inc.(a)	2,900	37,700
RSP Permian, Inc.(a)	9,161	295,625
Sanchez Energy Corp.(a)	4,800	34,464
SandRidge Energy, Inc.(a)	2,400	41,304
Scorpio Tankers, Inc.	12,300	48,831
SemGroup Corp. Class A	4,629	124,983
Ship Finance International, Ltd.(b)	4,200	57,120
SilverBow Resources, Inc.(a)	500	13,080
SM Energy Co.	7,356	121,595
Southwestern Energy Co.(a)	36,200	220,096
SRC Energy, Inc.(a)	12,800	86,144
Stone Energy Corp.(a)	1,400	25,732
Targa Resources Corp.	13,510	610,652
Teekay Corp.(b)	3,743	24,966
Teekay Tankers, Ltd. Class A	7,000	13,160
Tellurian, Inc.(a)	3,900	39,117
Ultra Petroleum Corp.(a)	7,800	84,630
Uranium Energy Corp.(a)(b)	9,500	15,105
W&T Offshore, Inc.(a)(b)	6,500	12,740
Westmoreland Coal Co.(a)	1,100	5,357
Whiting Petroleum Corp.(a)	25,200	138,852
WildHorse Resource Development Corp.(a)	1,800	22,266
World Fuel Services Corp.	4,949	190,289
WPX Energy, Inc.(a)	28,200	272,412

		9,024,317

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	2,800	85,120
Clearwater Paper Corp.(a)	1,279	59,793
Deltic Timber Corp.	752	56,144
Domtar Corp.	4,414	169,586
KapStone Paper and Packaging Corp.	6,098	125,802
Louisiana-Pacific Corp.(a)	10,526	253,782
Neenah Paper, Inc.	1,146	91,966
PH Glatfelter Co.	3,100	60,574
Schweitzer-Mauduit International, Inc.	2,200	81,906
Verso Corp. Class A(a)	2,300	10,787

		995,460

Personal Products – 0.3%
Edgewell Personal Care Co.(a)	3,879	294,882
elf Beauty, Inc.(a)	1,400	38,094
Herbalife, Ltd.(a)	4,665	332,754
Inter Parfums, Inc.	1,300	47,645
Medifast, Inc.	800	33,176
Natural Health Trends Corp.	451	12,560
Nature’s Sunshine Products, Inc.	500	6,625
Nu Skin Enterprises, Inc. Class A	3,458	217,301
Nutraceutical International Corp.	500	20,825
Revlon, Inc. Class A(a)	700	16,590
USANA Health Sciences, Inc.(a)	808	51,793

		1,072,245

Pharmaceuticals – 1.0%
AcelRx Pharmaceuticals, Inc.(a)	1,200	2,580
Achaogen, Inc.(a)	2,000	43,460
Aclaris Therapeutics, Inc.(a)	1,358	36,829
Aerie Pharmaceuticals, Inc.(a)	2,100	110,355
Akorn, Inc.(a)	6,244	209,424
Amphastar Pharmaceuticals, Inc.(a)	2,400	42,864
ANI Pharmaceuticals, Inc.(a)	486	22,745
Aratana Therapeutics, Inc.(a)	2,800	20,244
Assembly Biosciences, Inc.(a)	1,000	20,650
Catalent, Inc.(a)	8,682	304,738
Cempra, Inc.(a)	4,200	19,320
Clearside Biomedical, Inc.(a)	1,400	12,754
Collegium Pharmaceutical, Inc.(a)(b)	1,567	19,603
Corcept Therapeutics, Inc.(a)	5,700	67,260
Corium International, Inc.(a)	1,400	10,444
Depomed, Inc.(a)	4,600	49,404
Dermira, Inc.(a)	2,600	75,764
Durect Corp.(a)	7,600	11,856
Endo International PLC(a)	14,700	164,199
Heska Corp.(a)	402	41,032
Horizon Pharma PLC(a)	12,037	142,879
Impax Laboratories, Inc.(a)	5,066	81,563
Innoviva, Inc.(a)	5,700	72,960
Intersect ENT, Inc.(a)	1,800	50,310
Intra-Cellular Therapies, Inc.(a)	2,056	25,535
Lannett Co., Inc.(a)(b)	1,897	38,699
Medicines Co.(a)	4,959	188,492
MyoKardia, Inc.(a)	1,200	15,720
Nektar Therapeutics(a)	10,500	205,275

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Neos Therapeutics, Inc.(a)	1,300	$9,490
Ocular Therapeutix, Inc.(a)(b)	1,100	10,197
Omeros Corp.(a)	3,100	61,705
Pacira Pharmaceuticals, Inc.(a)	2,537	121,015
Paratek Pharmaceuticals, Inc.(a)	1,600	38,560
Phibro Animal Health Corp. Class A	1,300	48,165
Prestige Brands Holdings, Inc.(a)	3,916	206,804
Reata Pharmaceuticals, Inc. Class A(a)	600	18,984
Revance Therapeutics, Inc.(a)	1,400	36,960
SciClone Pharmaceuticals, Inc.(a)	3,800	41,800
Sucampo Pharmaceuticals, Inc. Class A(a)	1,362	14,301
Supernus Pharmaceuticals, Inc.(a)	3,500	150,850
Teligent, Inc.(a)(b)	2,500	22,875
Tetraphase Pharmaceuticals, Inc.(a)	2,200	15,686
TherapeuticsMD, Inc.(a)	10,900	57,443
Theravance Biopharma, Inc.(a)	3,004	119,679
Titan Pharmaceuticals, Inc.(a)	900	1,710
WaVe Life Sciences, Ltd.(a)	600	11,160
Zogenix, Inc.(a)	1,500	21,750
Zynerba Pharmaceuticals, Inc.(a)	800	13,576

		3,129,668

Professional Services – 0.9%
Acacia Research Corp.(a)	3,000	12,300
Advisory Board Co.(a)	2,728	140,492
Barrett Business Services, Inc.	439	25,150
BG Staffing, Inc.	500	8,690
CBIZ, Inc.(a)	3,400	51,000
Cogint, Inc.(a)(b)	900	4,545
CRA International, Inc.	500	18,160
Dun & Bradstreet Corp.	2,600	281,190
Exponent, Inc.	1,831	106,747
Franklin Covey Co.(a)	583	11,252
FTI Consulting, Inc.(a)	3,100	108,376
GP Strategies Corp.(a)	800	21,120
Heidrick & Struggles International, Inc.	1,500	32,625
Hill International, Inc.(a)	1,900	9,880
Huron Consulting Group, Inc.(a)	1,620	69,984
ICF International, Inc.(a)	1,302	61,324
Insperity, Inc.	1,143	81,153
Kelly Services, Inc. Class A	2,000	44,900
Kforce, Inc.	1,700	33,320
Korn/Ferry International	3,355	115,848
ManpowerGroup, Inc.	4,667	521,071
Mistras Group, Inc.(a)	1,187	26,079
Navigant Consulting, Inc.(a)	3,500	69,160
On Assignment, Inc.(a)	3,760	203,604
Pendrell Corp.(a)	800	5,784
Resources Connection, Inc.	2,100	28,770
RPX Corp.(a)	3,400	47,430
TransUnion(a)	8,926	386,585
TriNet Group, Inc.(a)	2,900	94,946
TrueBlue, Inc.(a)	3,000	79,500
WageWorks, Inc.(a)	2,744	184,397
Willdan Group, Inc.(a)	500	15,275

		2,900,657

Real Estate Investment Trusts (REITs) – 9.0%
Acadia Realty Trust REIT	5,947	165,327
AG Mortgage Investment Trust, Inc. REIT	2,000	36,600
Agree Realty Corp. REIT	1,856	85,135
Alexander’s, Inc. REIT	173	72,913
Altisource Residential Corp. REIT	3,427	44,345
American Assets Trust, Inc. REIT	2,942	115,885
American Campus Communities, Inc. REIT	9,472	448,026
American Homes 4 Rent Class A REIT	15,797	356,538
Annaly Capital Management, Inc. REIT	70,671	851,586
Anworth Mortgage Asset Corp. REIT	6,600	39,666
Apollo Commercial Real Estate Finance, Inc. REIT	5,940	110,187
Apple Hospitality REIT, Inc.	14,600	273,166
Ares Commercial Real Estate Corp. REIT	1,600	20,944
Armada Hoffler Properties, Inc. REIT	2,800	36,260
ARMOUR Residential REIT, Inc.	2,800	70,000
Ashford Hospitality Prime, Inc.	2,423	24,933
Ashford Hospitality Trust, Inc. REtT	6,051	36,790
Bluerock Residential Growth REIT, Inc.	1,400	18,046
Brandywine Realty Trust	12,700	222,631
Brixmor Property Group, Inc. REIT	21,373	382,149
Camden Property Trust REIT	5,952	508,956
Capstead Mortgage Corp. REIT	7,110	74,157
Care Capital Properties, Inc. REIT	5,652	150,908
CareTrust REIT, Inc.	4,900	90,846
CatchMark Timber Trust, Inc. Class A, REIT	3,000	34,110
CBL & Associates Properties, Inc. REIT	12,300	103,689
Cedar Realty Trust, Inc. REIT	6,953	33,722
Chatham Lodging Trust REIT	2,583	51,892
Chesapeake Lodging Trust REIT	4,400	107,668
Chimera Investment Corp. REIT	12,758	237,682
City Office REIT, Inc.	2,100	26,670
Clipper Realty, Inc. REIT	1,000	12,340
Colony Starwood Homes	7,019	240,822
Columbia Property Trust, Inc. REIT	8,308	185,933
Community Healthcare Trust, Inc. REIT	800	20,472
CorEnergy Infrastructure Trust, Inc.	760	25,528
CoreSite Realty Corp. REIT	2,441	252,717

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Corporate Office Properties Trust REIT	7,000	$245,210
Cousins Properties, Inc. REIT	28,665	251,965
CubeSmart REIT	13,042	313,530
CyrusOne, Inc. REIT	5,946	331,490
CYS Investments, Inc. REIT	11,700	98,397
DCT Industrial Trust, Inc. REIT	6,484	346,505
DDR Corp. REIT	22,803	206,823
DiamondRock Hospitality Co. REIT	15,000	164,250
Douglas Emmett, Inc. REIT	10,237	391,156
Duke Realty Corp. REIT	25,141	702,691
DuPont Fabros Technology, Inc. REIT	5,353	327,389
Dynex Capital, Inc. REIT	2,700	19,170
Easterly Government Properties, Inc.	2,600	54,470
EastGroup Properties, Inc. REIT	2,228	186,706
Education Realty Trust, Inc. REIT	5,196	201,345
Empire State Realty Trust, Inc. Class A	9,024	187,428
EPR Properties REIT	4,305	309,400
Equity Commonwealth REIT(a)	8,243	260,479
Equity LifeStyle Properties, Inc. REIT	5,637	486,699
Farmland Partners, Inc. REIT(b)	2,100	18,774
FelCor Lodging Trust, Inc.	10,100	72,821
First Industrial Realty Trust, Inc. REIT	8,473	242,497
First Potomac Realty Trust	4,446	49,395
Forest City Realty Trust, Inc. Class A	16,401	396,412
Four Corners Property Trust, Inc. REIT	4,309	108,199
Franklin Street Properties Corp. REIT	7,461	82,668
Gaming and Leisure Properties, Inc. REIT	13,796	519,695
GEO Group, Inc. REIT	8,900	263,173
Getty Realty Corp. REIT	1,805	45,306
Gladstone Commercial Corp.	2,000	43,580
Global Medical REIT, Inc.(b)	900	8,046
Government Properties Income Trust REIT	5,257	96,256
Gramercy Property Trust REIT	10,280	305,419
Great Ajax Corp. REIT	900	12,582
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,497	79,976
Healthcare Realty Trust, Inc. REIT	8,354	285,289
Healthcare Trust of America, Inc. Class A	13,766	428,260
Hersha Hospitality Trust REIT	2,800	51,828
Highwoods Properties, Inc. REIT	6,970	353,449
Hospitality Properties Trust REIT	11,600	338,140
Hudson Pacific Properties, Inc. REIT	10,937	373,936
Independence Realty Trust, Inc. REIT	4,873	48,097
InfraREIT, Inc.(a)	3,000	57,450
Invesco Mortgage Capital, Inc. REIT	8,100	135,351
Investors Real Estate Trust	9,100	56,511
iStar, Inc.(a)	5,500	66,220
Jernigan Capital, Inc. REIT	600	13,200
Kilroy Realty Corp. REIT	6,651	499,823
Kite Realty Group Trust REIT	6,183	117,044
Ladder Capital Corp. REIT	4,828	64,743
Lamar Advertising Co. Class A, REIT	5,701	419,423
LaSalle Hotel Properties REIT	7,576	225,765
Lexington Realty Trust REIT	14,400	142,704
Liberty Property Trust REIT	10,127	412,270
Life Storage, Inc. REIT	3,138	232,526
LTC Properties, Inc. REIT	2,654	136,389
Mack-Cali Realty Corp. REIT	6,700	181,838
Maui Land & Pineapple Co., Inc.(a)	500	10,150
Medical Properties Trust, Inc. REIT	25,177	324,028
MFA Financial, Inc. REIT	27,591	231,488
Monmouth Real Estate Investment Corp.	4,879	73,429
Monogram Residential Trust, Inc.	12,200	118,462
MTGE Investment Corp.	3,400	63,920
National Health Investors, Inc. REIT	2,662	210,830
National Retail Properties, Inc. REIT	10,400	406,640
National Storage Affiliates Trust REIT	3,100	71,641
New Residential Investment Corp. REIT	21,400	332,984
New Senior Investment Group, Inc. REIT	5,700	57,285
New York Mortgage Trust, Inc. REIT	8,300	51,626
NexPoint Residential Trust, Inc.	1,500	37,335
NorthStar Realty Europe Corp. REIT	3,700	46,916
Omega Healthcare Investors, Inc. REIT	13,432	443,525
One Liberty Properties, Inc.	1,000	23,430
Orchid Island Capital, Inc.	1,900	18,734
Outfront Media, Inc. REIT	10,067	232,749
Owens Realty Mortgage, Inc. REIT	600	10,176
Paramount Group, Inc. REIT	13,500	216,000
Parkway, Inc. REIT	3,112	71,234
Pebblebrook Hotel Trust	5,119	165,037
Pennsylvania Real Estate Investment Trust	4,692	53,113
PennyMac Mortgage Investment Trust REIT	4,941	90,371
Physicians Realty Trust REIT	11,300	227,582
Piedmont Office Realty Trust, Inc. Class A REIT	10,305	217,229

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Potlatch Corp. REIT	2,700	$123,390
Preferred Apartment Communities, Inc. Class A	2,100	33,075
PS Business Parks, Inc. REIT	1,452	192,230
QTS Realty Trust, Inc. Class A, REIT	3,448	180,434
RAIT Financial Trust	5,493	12,030
Ramco-Gershenson Properties Trust REIT	5,700	73,530
Rayonier, Inc. REIT	9,062	260,714
Redwood Trust, Inc. REIT	5,900	100,536
Resource Capital Corp. REIT	1,775	18,052
Retail Opportunity Investments Corp. REIT	8,100	155,439
Retail Properties of America, Inc. Class A REIT	17,500	213,675
Rexford Industrial Realty, Inc.	5,007	137,392
RLJ Lodging Trust REIT	9,112	181,055
Ryman Hospitality Properties, Inc. REIT	3,227	206,560
Sabra Health Care REIT, Inc.	4,500	108,450
Saul Centers, Inc. REIT	812	47,080
Select Income REIT REIT	4,600	110,538
Senior Housing Properties Trust REIT	16,977	347,010
Seritage Growth Properties Class A REIT(b)	1,838	77,104
Spirit Realty Capital, Inc. REIT	34,777	257,698
STAG Industrial, Inc. REIT	5,900	162,840
Starwood Property Trust, Inc. REIT	18,300	409,737
STORE Capital Corp. REIT	11,647	261,475
Summit Hotel Properties, Inc. REIT	6,600	123,090
Sun Communities, Inc. REIT	4,899	429,593
Sunstone Hotel Investors, Inc. REIT	15,843	255,389
Tanger Factory Outlet Centers, Inc. REIT	6,258	162,583
Taubman Centers, Inc. REIT	4,248	252,968
Terreno Realty Corp.	3,500	117,810
Tier REIT, Inc. REIT	3,155	58,304
Two Harbors Investment Corp. REIT	23,600	233,876
UMH Properties, Inc.	2,000	34,100
Universal Health Realty Income Trust REIT	900	71,586
Urban Edge Properties REIT	6,400	151,872
Urstadt Biddle Properties, Inc. Class A, REIT	2,100	41,580
VEREIT, Inc. REIT	67,519	549,605
Washington Prime Group, Inc. REIT	12,900	107,973
Washington Real Estate Investment Trust	5,502	175,514
Weingarten Realty Investors REIT	8,517	256,362
Western Asset Mortgage Capital Corp.	2,500	25,750
Whitestone REIT	2,500	30,625
WP Carey, Inc. REIT	7,302	482,005
Xenia Hotels & Resorts, Inc. REIT	7,400	143,338

		28,819,278

Real Estate Management & Development – 0.5%
Alexander & Baldwin, Inc.	3,318	137,299
Altisource Portfolio Solutions SA(a)(b)	700	15,274
AV Homes, Inc.(a)	700	14,035
Consolidated-Tomoka Land Co.	223	12,700
Forestar Group, Inc.(a)	3,200	54,880
FRP Holdings, Inc.(a)	545	25,152
HFF, Inc. Class A	2,446	85,047
Howard Hughes Corp.(a)	2,304	283,023
Jones Lang LaSalle, Inc.	3,105	388,125
Kennedy-Wilson Holdings, Inc.	5,900	112,395
Marcus & Millichap, Inc.(a)	1,100	28,996
RE/MAX Holdings, Inc. Class A	1,300	72,865
Realogy Holdings Corp.	9,325	302,596
RMR Group, Inc. Class A	446	21,698
St. Joe Co.(a)	3,500	65,625
Stratus Properties, Inc.	400	11,760
Tejon Ranch Co.(a)	1,000	20,640
Trinity Place Holdings, Inc.(a)	1,500	10,665

		1,662,775

Road & Rail – 0.7%
AMERCO	345	126,291
ArcBest Corp.	2,000	41,200
Avis Budget Group, Inc.(a)	4,902	133,678
Covenant Transportation Group, Inc. Class A(a)	700	12,271
Daseke, Inc.(a)	1,400	15,582
Genesee & Wyoming, Inc. Class A(a)	4,166	284,913
Heartland Express, Inc.	3,400	70,788
Hertz Global Holdings, Inc.(a)	4,766	54,809
Knight Transportation, Inc.	5,093	188,696
Landstar System, Inc.	2,883	246,785
Marten Transport, Ltd.	1,593	43,648
Old Dominion Freight Line, Inc.	4,223	402,198
Roadrunner Transportation Systems, Inc.(a)	1,800	13,086
Ryder System, Inc.	3,900	280,722
Saia, Inc.(a)	1,900	97,470
Schneider National, Inc. Class B	100	2,237
Swift Transportation Co.(a)	5,231	138,621
Universal Logistics Holdings, Inc.	500	7,500
Werner Enterprises, Inc.	3,400	99,790
YRC Worldwide, Inc.(a)	2,000	22,240

		2,282,525

Semiconductors & Semiconductor Equipment – 3.2%
Acacia Communications, Inc.(a)(b)	1,300	53,911
Advanced Energy Industries, Inc.(a)	2,800	181,132

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Alpha & Omega Semiconductor, Ltd.(a)	1,387	$23,121
Ambarella, Inc.(a)	2,300	111,665
Amkor Technology, Inc.(a)	6,952	67,921
Axcelis Technologies, Inc.(a)	1,975	41,376
AXT, Inc.(a)	2,600	16,510
Brooks Automation, Inc.	4,800	104,112
Cabot Microelectronics Corp.	1,681	124,108
Cavium, Inc.(a)	4,701	292,073
CEVA, Inc.(a)	1,400	63,630
Cirrus Logic, Inc.(a)	4,540	284,749
Cohu, Inc.	1,900	29,906
Cree, Inc.(a)	6,500	160,225
CyberOptics Corp.(a)	500	10,325
Cypress Semiconductor Corp.	22,539	307,657
Diodes, Inc.(a)	2,692	64,689
DSP Group, Inc.(a)	1,300	15,080
Entegris, Inc.(a)	9,559	209,820
First Solar, Inc.(a)	5,665	225,920
FormFactor, Inc.(a)	5,065	62,806
GSI Technology, Inc.(a)	1,000	7,860
Ichor Holdings, Ltd.(a)	700	14,112
Impinj, Inc.(a)(b)	1,200	58,380
Inphi Corp.(a)	2,849	97,721
Integrated Device Technology, Inc.(a)	9,711	250,447
IXYS Corp.	1,530	25,169
Kopin Corp.(a)	3,700	13,727
Lattice Semiconductor Corp.(a)	8,480	56,477
MACOM Technology Solutions Holdings, Inc.(a)	2,752	153,479
Marvell Technology Group, Ltd.	27,762	458,628
Maxim Integrated Products, Inc.	19,525	876,673
MaxLinear, Inc.(a)	4,200	117,138
Microsemi Corp.(a)	8,118	379,922
MKS Instruments, Inc.	3,647	245,443
Monolithic Power Systems, Inc.	2,823	272,137
Nanometrics, Inc.(a)	1,600	40,464
NeoPhotonics Corp.(a)	1,800	13,896
NVE Corp.	326	25,102
NXP Semiconductors NV(a)	23,300	2,550,185
ON Semiconductor Corp.(a)	28,707	403,046
PDF Solutions, Inc.(a)	2,100	34,545
Photronics, Inc.(a)	4,900	46,060
Pixelworks, Inc.(a)	2,000	9,180
Power Integrations, Inc.	2,100	153,090
Rambus, Inc.(a)	7,700	88,011
Rudolph Technologies, Inc.(a)	2,153	49,196
Semtech Corp.(a)	4,532	162,019
Sigma Designs, Inc.(a)	2,200	12,870
Silicon Laboratories, Inc.(a)	2,929	200,197
SunPower Corp.(a)(b)	4,055	37,874
Synaptics, Inc.(a)	2,438	126,069
Teradyne, Inc.	13,668	410,450
Ultra Clean Holdings, Inc.(a)	2,200	41,250
Veeco Instruments, Inc.(a)	3,308	92,128
Versum Materials, Inc.	7,500	243,750
Xcerra Corp.(a)	3,700	36,149
Xperi Corp.	3,742	111,512

		10,365,092

Software – 4.5%
A10 Networks, Inc.(a)	3,100	26,164
ACI Worldwide, Inc.(a)	8,500	190,145
American Software, Inc. Class A	1,500	15,435
Aspen Technology, Inc.(a)	5,055	279,339
Atlassian Corp. PLC Class A(a)	5,100	179,418
Barracuda Networks, Inc.(a)	1,700	39,202
Blackbaud, Inc.	3,443	295,237
Blackline, Inc.(a)	800	28,592
Bottomline Technologies de, Inc.(a)	3,000	77,070
BroadSoft, Inc.(a)	2,212	95,227
Cadence Design Systems, Inc.(a)	19,202	643,075
Callidus Software, Inc.(a)	4,203	101,713
CDK Global, Inc.	9,335	579,330
CommVault Systems, Inc.(a)	2,742	154,786
Dell Technologies, Inc. Class V(a)	14,274	872,284
Digimarc Corp.(a)(b)	640	25,696
Ebix, Inc.	1,900	102,410
Ellie Mae, Inc.(a)	2,358	259,168
EnerNOC, Inc.(a)	1,600	12,400
Everbridge, Inc.(a)	1,200	29,232
Exa Corp.(a)	800	11,040
Fair Isaac Corp.	2,228	310,606
FireEye, Inc.(a)	12,078	183,706
Fortinet, Inc.(a)	10,582	396,190
Gigamon, Inc.(a)	2,300	90,505
Glu Mobile, Inc.(a)	6,200	15,500
Guidance Software, Inc.(a)	1,400	9,254
Guidewire Software, Inc.(a)	5,306	364,575
HubSpot, Inc.(a)	2,275	149,581
Imperva, Inc.(a)	2,273	108,763
Manhattan Associates, Inc.(a)	4,706	226,170
MicroStrategy, Inc. Class A(a)	721	138,194
Mitek Systems, Inc.(a)	1,800	15,120
MobileIron, Inc.(a)	3,804	23,014
Model N, Inc.(a)	1,300	17,290
Monotype Imaging Holdings, Inc.	2,993	54,772
Nuance Communications, Inc.(a)	20,045	348,983
Park City Group, Inc.(a)(b)	800	9,720
Paycom Software, Inc.(a)	3,400	232,594
Paylocity Holding Corp.(a)	1,600	72,288
Pegasystems, Inc.	2,661	155,269
Progress Software Corp.	3,500	108,115
Proofpoint, Inc.(a)	2,950	256,149
PROS Holdings, Inc.(a)	1,700	46,563
PTC, Inc.(a)	7,893	435,062
QAD, Inc. Class A	600	19,230
Qualys, Inc.(a)	1,964	80,131
Rapid7, Inc.(a)	1,200	20,196
RealPage, Inc.(a)	3,884	139,630
RingCentral, Inc. Class A(a)	4,385	160,272
Rosetta Stone, Inc.(a)	1,200	12,936
Rubicon Project, Inc.(a)	3,107	15,970
SecureWorks Corp. Class A(a)(b)	200	1,858
ServiceNow, Inc.(a)	11,673	1,237,338
Silver Spring Networks, Inc.(a)	2,900	32,712
Splunk, Inc.(a)	9,584	545,234
SS&C Technologies Holdings, Inc.	12,252	470,599
Synchronoss Technologies, Inc.(a)	2,797	46,011

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Tableau Software, Inc. Class A(a)	4,085	$250,288
Take-Two Interactive Software, Inc.(a)	7,050	517,329
Telenav, Inc.(a)	1,952	15,811
TiVo Corp.	8,369	156,082
Tyler Technologies, Inc.(a)	2,419	424,946
Ultimate Software Group, Inc.(a)	1,965	412,768
Upland Software, Inc.(a)	500	10,995
Varonis Systems, Inc.(a)	1,290	47,988
VASCO Data Security International, Inc.(a)	2,100	30,135
Verint Systems, Inc.(a)	4,429	180,260
VirnetX Holding Corp.(a)(b)	2,900	13,195
VMware, Inc. Class A(a)	4,883	426,921
Workday, Inc. Class A(a)	9,097	882,409
Workiva, Inc.(a)	1,500	28,575
Zendesk, Inc.(a)	6,687	185,765
Zix Corp.(a)	3,200	18,208
Zynga, Inc. Class A(a)	51,700	188,188

		14,356,926

Specialty Retail – 1.6%
Aaron’s, Inc.	4,238	164,858
Abercrombie & Fitch Co. Class A	4,996	62,150
America’s Car-Mart, Inc.(a)	744	28,942
American Eagle Outfitters, Inc.	11,950	143,997
Asbury Automotive Group, Inc.(a)	1,422	80,414
Ascena Retail Group, Inc.(a)	12,963	27,870
At Home Group, Inc.(a)	500	11,645
Barnes & Noble Education, Inc.(a)	2,800	29,764
Barnes & Noble, Inc.	4,254	32,330
Big 5 Sporting Goods Corp.	1,500	19,575
Boot Barn Holdings, Inc.(a)	800	5,664
Buckle, Inc.	1,984	35,315
Build-A-Bear Workshop, Inc.(a)	800	8,360
Burlington Stores, Inc.(a)	4,735	435,573
Cabela’s, Inc.(a)	3,553	211,119
Caleres, Inc.	3,100	86,118
Camping World Holdings, Inc. Class A	800	24,680
Carvana Co.(a)(b)	1,100	22,517
Cato Corp. Class A	1,700	29,903
Chico’s FAS, Inc.	9,400	88,548
Children’s Place, Inc.	1,222	124,766
Citi Trends, Inc.	900	19,098
Conn’s, Inc.(a)(b)	1,243	23,741
Container Store Group, Inc.(a)	1,000	5,920
Dick’s Sporting Goods, Inc.	5,944	236,750
DSW, Inc. Class A	5,200	92,040
Express, Inc.(a)	5,749	38,806
Finish Line, Inc. Class A	2,800	39,676
Five Below, Inc.(a)	3,954	195,209
Floor & Decor Holdings, Inc. Class A(a)	700	27,482
Francesca’s Holdings Corp.(a)	2,975	32,547
GameStop Corp. Class A	7,200	155,592
Genesco, Inc.(a)	1,305	44,240
GNC Holdings, Inc. Class A(b)	5,478	46,180
Group 1 Automotive, Inc.	1,452	91,941
Guess?, Inc.	4,200	53,676
Haverty Furniture Cos., Inc.	1,300	32,630
Hibbett Sports, Inc.(a)	1,434	29,756
J. Jill, Inc.(a)	800	9,832
Kirkland’s, Inc.(a)	900	9,252
Lithia Motors, Inc. Class A	1,685	158,778
Lumber Liquidators Holdings, Inc.(a)(b)	1,876	47,013
MarineMax, Inc.(a)	1,778	34,760
Michaels Cos., Inc.(a)	7,991	147,993
Monro Muffler Brake, Inc.	2,198	91,766
Murphy USA, Inc.(a)	2,294	170,008
Office Depot, Inc.	34,400	194,016
Party City Holdco, Inc.(a)	1,900	29,735
Penske Automotive Group, Inc.	2,677	117,547
Pier 1 Imports, Inc.	5,700	29,583
Rent-A-Center, Inc.	3,600	42,192
RH(a)(b)	2,529	163,171
Sally Beauty Holdings, Inc.(a)	9,307	188,467
Select Comfort Corp.(a)	3,176	112,716
Shoe Carnival, Inc.	800	16,704
Sonic Automotive, Inc. Class A	2,000	38,900
Sportsman’s Warehouse Holdings, Inc.(a)	2,500	13,500
Tailored Brands, Inc.	3,152	35,176
Tile Shop Holdings, Inc.	2,219	45,822
Tilly’s, Inc. Class A	700	7,105
Urban Outfitters, Inc.(a)	6,414	118,916
Vitamin Shoppe, Inc.(a)	1,500	17,475
West Marine, Inc.	1,082	13,904
Williams-Sonoma, Inc.	5,948	288,478
Winmark Corp.	174	22,437
Zumiez, Inc.(a)	1,100	13,585

		5,018,223

Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)	8,000	149,600
Avid Technology, Inc.(a)	1,900	9,994
CPI Card Group, Inc.	1,269	3,617
Cray, Inc.(a)	2,766	50,894
Diebold Nixdorf, Inc.	5,151	144,228
Eastman Kodak Co.(a)	1,000	9,100
Electronics For Imaging, Inc.(a)	3,305	156,591
Immersion Corp.(a)	1,735	15,754
Intevac, Inc.(a)	1,400	15,540
NCR Corp.(a)	8,267	337,624
Pure Storage, Inc. Class A(a)	6,400	81,984
Quantum Corp.(a)	1,900	14,839
Stratasys, Ltd.(a)	3,582	83,496
Super Micro Computer, Inc.(a)	2,772	68,330
USA Technologies, Inc.(a)	2,200	11,440

		1,153,031

Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	3,239	288,109
Columbia Sportswear Co.	1,887	109,559
Crocs, Inc.(a)	5,100	39,321
Culp, Inc.	900	29,250
Deckers Outdoor Corp.(a)	2,338	159,592
Delta Apparel, Inc.(a)	400	8,872

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Fossil Group, Inc.(a)	3,100	$32,085
G-III Apparel Group, Ltd.(a)	3,381	84,356
Iconix Brand Group, Inc.(a)	3,500	24,185
Kate Spade & Co.(a)	9,200	170,108
lululemon athletica, Inc.(a)	6,632	395,731
Movado Group, Inc.	1,400	35,350
Oxford Industries, Inc.	1,130	70,614
Perry Ellis International, Inc.(a)	800	15,568
Sequential Brands Group, Inc.(a)	2,310	9,217
Skechers U.S.A., Inc. Class A(a)	9,447	278,687
Steven Madden, Ltd.(a)	3,900	155,805
Superior Uniform Group, Inc.	500	11,175
Unifi, Inc.(a)	1,100	33,880
Vera Bradley, Inc.(a)	1,200	11,736
Wolverine World Wide, Inc.	6,900	193,269

		2,156,469

Thrifts & Mortgage Finance – 1.1%
ASB Bancorp, Inc.(a)	200	8,790
Astoria Financial Corp.	6,600	132,990
Bank Mutual Corp.	2,900	26,535
BankFinancial Corp.	900	13,428
Bear State Financial, Inc.	1,100	10,406
Beneficial Bancorp, Inc.	5,100	76,500
BofI Holding, Inc.(a)(b)	4,300	101,996
BSB Bancorp, Inc.(a)	479	14,011
Capitol Federal Financial, Inc.	9,100	129,311
Charter Financial Corp.	800	14,400
Clifton Bancorp, Inc.	1,320	21,820
Dime Community Bancshares, Inc.	2,200	43,120
Entegra Financial Corp.(a)	400	9,100
ESSA Bancorp, Inc.	500	7,360
Essent Group, Ltd.(a)	5,600	207,984
Federal Agricultural Mortgage Corp. Class C	600	38,820
First Defiance Financial Corp.	648	34,137
Flagstar Bancorp, Inc.(a)	1,600	49,312
Greene County Bancorp, Inc.	200	5,440
Hingham Institution for Savings	81	14,736
Home Bancorp, Inc.	400	17,008
HomeStreet, Inc.(a)	1,874	51,863
Impac Mortgage Holdings, Inc.(a)	589	8,911
Kearny Financial Corp.	6,200	92,070
LendingTree, Inc.(a)	510	87,822
Malvern Bancorp, Inc.(a)	400	9,580
Meridian Bancorp, Inc.	3,400	57,460
Meta Financial Group, Inc.	581	51,709
MGIC Investment Corp.(a)	24,900	278,880
Nationstar Mortgage Holdings, Inc.(a)	2,200	39,358
New York Community Bancorp, Inc.	32,723	429,653
NMI Holdings, Inc. Class A(a)	3,800	43,510
Northfield Bancorp, Inc.	3,000	51,450
Northwest Bancshares, Inc.	7,000	109,270
OceanFirst Financial Corp.	2,200	59,664
Ocwen Financial Corp.(a)	6,000	16,140
Oritani Financial Corp.	2,900	49,445
PCSB Financial Corp.(a)	1,300	22,178
PennyMac Financial Services, Inc. Class A(a)	1,100	18,370
PHH Corp.(a)	3,700	50,949
Provident Bancorp, Inc.(a)	200	4,500
Provident Financial Holdings, Inc.	400	7,700
Provident Financial Services, Inc.	4,700	119,286
Prudential Bancorp, Inc.	600	10,896
Radian Group, Inc.	15,700	256,695
Riverview Bancorp, Inc.	1,300	8,632
SI Financial Group, Inc.	700	11,270
Southern Missouri Bancorp, Inc.	400	12,904
Territorial Bancorp, Inc.	455	14,191
TFS Financial Corp.	4,029	62,329
Timberland Bancorp, Inc.	400	10,108
TrustCo Bank Corp. NY	6,900	53,475
United Community Financial Corp.	3,400	28,254
United Financial Bancorp, Inc.	3,600	60,084
Walker & Dunlop, Inc.(a)	1,900	92,777
Washington Federal, Inc.	6,000	199,200
Waterstone Financial, Inc.	1,800	33,930
Western New England Bancorp, Inc.	1,500	15,225
WSFS Financial Corp.	2,100	95,235

		3,602,177

Tobacco – 0.1%
Turning Point Brands, Inc.(a)	400	6,136
Universal Corp.	1,741	112,643
Vector Group, Ltd.	6,950	148,174

		266,953

Trading Companies & Distributors – 1.1%
Air Lease Corp.	7,000	261,520
Aircastle, Ltd.	3,300	71,775
Applied Industrial Technologies, Inc.	2,661	157,132
Beacon Roofing Supply, Inc.(a)	4,349	213,101
BMC Stock Holdings, Inc.(a)	4,525	98,871
CAI International, Inc.(a)	1,100	25,960
DXP Enterprises, Inc.(a)	1,200	41,400
EnviroStar, Inc.(b)	200	5,410
Foundation Building Materials, Inc.(a)	1,200	15,432
GATX Corp.	2,885	185,419
GMS, Inc.(a)	1,600	44,960
H&E Equipment Services, Inc.	2,400	48,984
HD Supply Holdings, Inc.(a)	13,930	426,676
Herc Holdings, Inc.(a)	1,738	68,338
Huttig Building Products, Inc.(a)	1,700	11,917
Kaman Corp.	1,999	99,690
Lawson Products, Inc.(a)	400	8,860
MRC Global, Inc.(a)	5,800	95,816
MSC Industrial Direct Co., Inc. Class A	3,005	258,310
Neff Corp. Class A(a)	600	11,400
Nexeo Solutions, Inc.(a)	1,800	14,940
NOW, Inc.(a)	7,700	123,816

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Rush Enterprises, Inc. Class A(a)	2,100	$78,078
Rush Enterprises, Inc. Class B(a)	400	14,564
SiteOne Landscape Supply, Inc.(a)	2,400	124,944
Textainer Group Holdings, Ltd.	1,900	27,550
Titan Machinery, Inc.(a)	1,100	19,778
Triton International, Ltd.	2,800	93,632
Univar, Inc.(a)	7,201	210,269
Veritiv Corp.(a)	791	35,595
Watsco, Inc.	2,090	322,278
WESCO International, Inc.(a)	3,628	207,885
Willis Lease Finance Corp.(a)	200	5,346

		3,429,646

Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	5,520	432,768
Wesco Aircraft Holdings, Inc.(a)	4,200	45,570

		478,338

Water Utilities – 0.3%
American States Water Co.	2,646	125,447
Aqua America, Inc.	12,215	406,759
AquaVenture Holdings, Ltd.(a)	800	12,184
Artesian Resources Corp. Class A	451	16,976
Cadiz, Inc.(a)	1,500	20,250
California Water Service Group	3,576	131,597
Connecticut Water Service, Inc.	700	38,857
Consolidated Water Co., Ltd.	900	11,160
Global Water Resources, Inc.	300	2,970
Middlesex Water Co.	1,100	43,560
Pure Cycle Corp.(a)	1,200	9,300
SJW Group	1,200	59,016
York Water Co.	800	27,880

		905,956

Wireless Telecommunication Services – 0.6%
Boingo Wireless, Inc.(a)	2,500	37,400
Shenandoah Telecommunications Co.	3,250	99,775
Spok Holdings, Inc.	1,400	24,780
Sprint Corp.(a)	43,174	354,459
T-Mobile US, Inc.(a)	20,483	1,241,679
Telephone & Data Systems, Inc.	7,200	199,800
United States Cellular Corp.(a)	900	34,488

		1,992,381

TOTAL COMMON STOCKS (Cost $292,155,442)		314,489,340

RIGHTS – 0.0%(e)
Biotechnology – 0.0%(e)
Dyax Corp. (CVR) (expiring 12/31/19)(a)(f)	1,009	1,120
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28)(a)(f)	200	2,748

		3,868

Media – 0.0%(e)
Media General, Inc. (CVR)(a)(f)	6,500	12,350

TOTAL RIGHTS (Cost $3,868)		16,218

SHORT-TERM INVESTMENTS – 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(g)(h)	7,101,154	7,101,154
State Street Navigator Securities Lending Government Money Market Portfolio(g)(i)	4,255,844	4,255,844

TOTAL SHORT-TERM INVESTMENTS (Cost $11,356,998)		11,356,998

TOTAL INVESTMENTS – 101.5% (Cost $303,516,308)		325,862,556
Liabilities in Excess of Other Assets – (1.5)%		(4,835,973)

NET ASSETS – 100.0%		$321,026,583

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at June 30, 2017.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio’s net assets.

(e)	Amount is less than 0.05% of net assets.

(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $16,218 representing less than 0.05% of net assets.

(g)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at June 30, 2017.

(i)	Investment of cash collateral for securities loaned.

CVR	Contingent Value Rights
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index (long)	09/15/2017	22	$3,841,420	$(9,994)
Russell 2000 Mini Index (long)	09/15/2017	39	2,757,885	(10,646)

Total unrealized depreciation on open futures contracts purchased				$(20,640)

During the period ended June 30, 2017, average notional value related to futures contracts was $5,187,544 or 2% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$4,682,482	$–	$–	$4,682,482
Air Freight & Logistics	938,849	–	–	938,849
Airlines	1,472,827	–	–	1,472,827
Auto Components	3,347,079	–	–	3,347,079
Automobiles	3,721,160	–	–	3,721,160
Banks	22,932,595	–	–	22,932,595
Beverages	316,079	–	–	316,079
Biotechnology	12,956,238	–	–	12,956,238
Building Products	3,562,545	–	–	3,562,545
Capital Markets	4,827,870	–	–	4,827,870
Chemicals	8,164,212	–	–	8,164,212
Commercial Services & Supplies	4,847,964	–	–	4,847,964
Communications Equipment	6,475,850	–	–	6,475,850
Construction & Engineering	2,244,179	–	–	2,244,179
Construction Materials	605,677	–	–	605,677
Consumer Finance	2,296,545	–	–	2,296,545
Containers & Packaging	3,723,566	–	–	3,723,566
Distributors	457,176	–	–	457,176
Diversified Consumer Services	2,392,483	–	–	2,392,483
Diversified Financial Services	2,341,484	–	–	2,341,484
Diversified Telecommunication Services	1,495,195	–	–	1,495,195
Electric Utilities	3,355,555	–	–	3,355,555
Electrical Equipment	2,131,675	–	–	2,131,675
Electronic Equipment, Instruments & Components	9,238,706	–	–	9,238,706
Energy Equipment & Services	2,848,500	–	–	2,848,500
Equity Real Estate Investment Trusts (REITs)	1,678,339	–	–	1,678,339
Food & Staples Retailing	1,677,635	–	–	1,677,635
Food Products	5,464,448	–	–	5,464,448
Gas Utilities	3,161,168	–	–	3,161,168
Health Care Equipment & Supplies	9,081,012	–	–	9,081,012
Health Care Providers & Services	5,086,069	–	–	5,086,069
Health Care Technology	1,949,198	–	–	1,949,198
Hotels, Restaurants & Leisure	12,808,498	–	–	12,808,498
Household Durables	3,525,782	–	–	3,525,782

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Household Products	$800,813	$–	$–		$800,813
Independent Power Producers & Energy Traders	1,229,814	–	–		1,229,814
Industrial Conglomerates	502,342	–	–		502,342
Insurance	12,379,171	–	–		12,379,171
Internet & Catalog Retail	2,246,511	–	–		2,246,511
Internet Software & Services	7,207,313	–	–		7,207,313
IT Services	10,043,746	–	–		10,043,746
Leisure Equipment & Products	1,282,064	–	–		1,282,064
Life Sciences Tools & Services	3,924,122	–	–		3,924,122
Machinery	11,838,689	–	–		11,838,689
Marine	426,750	–	–		426,750
Media	6,601,069	–	–		6,601,069
Metals & Mining	4,154,986	–	0	(a)	4,154,986
Mortgage Real Estate Investment Trusts (REITs)	521,456	–	–		521,456
Multi-Utilities	1,414,513	–	–		1,414,513
Multiline Retail	495,224	–	–		495,224
Oil, Gas & Consumable Fuels	9,024,317	–	–		9,024,317
Paper & Forest Products	995,460	–	–		995,460
Personal Products	1,072,245	–	–		1,072,245
Pharmaceuticals	3,129,668	–	–		3,129,668
Professional Services	2,900,657	–	–		2,900,657
Real Estate Investment Trusts (REITs)	28,819,278	–	–		28,819,278
Real Estate Management & Development	1,662,775	–	–		1,662,775
Road & Rail	2,282,525	–	–		2,282,525
Semiconductors & Semiconductor Equipment	10,365,092	–	–		10,365,092
Software	14,356,926	–	–		14,356,926
Specialty Retail	5,018,223	–	–		5,018,223
Technology Hardware, Storage & Peripherals	1,153,031	–	–		1,153,031
Textiles, Apparel & Luxury Goods	2,156,469	–	–		2,156,469
Thrifts & Mortgage Finance	3,602,177	–	–		3,602,177
Tobacco	266,953	–	–		266,953
Trading Companies & Distributors	3,429,646	–	–		3,429,646
Transportation Infrastructure	478,338	–	–		478,338
Water Utilities	905,956	–	–		905,956
Wireless Telecommunication Services	1,992,381	–	–		1,992,381
Rights
Biotechnology	–	3,868	–		3,868
Media	–	12,350	–		12,350
Short-Term Investments	11,356,998	–	–		11,356,998

Total Investments	$325,846,338	$16,218	$0		$325,862,556

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$(20,640)	$–	$–		$(20,640)

Total Other Financial Instruments	$(20,640)	$–	$–		$(20,640)

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2017.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	30,689,224	23,588,070	7,101,154	$7,101,154	$8,489	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,020,616	3,020,616	147,489,916	150,510,532	–	–	14,477	–
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	7,201,107	2,945,263	4,255,844	4,255,844	22,718	–

TOTAL		$3,020,616				$11,356,998	$45,682	$–

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
Assets
Investments in unaffiliated issuers, at value* (Note 2)	$466,401,667	$1,248,078,322	$314,505,558
Investments in affiliated issuers, at value (Notes 2 and 5)	11,393,878	37,614,514	11,356,998

Total investments	477,795,545	1,285,692,836	325,862,556
Foreign currency, at value	–	3,634,481	–
Cash at broker	–	1,463,000	262,650
Cash	604	1	260
Receivable from broker – variation margin on open futures contracts	–	406,331	4,267
Receivable for investments sold	–	12,947	20,125
Receivable for fund shares sold	12,156,600	208,976,742	1,350,124
Dividends receivable – unaffiliated issuers (Note 2)	–	2,627,313	390,088
Interest receivable – unaffiliated issuers (Note 2)	2,399,198	–	–
Dividends receivable – affiliated issuers (Note 2)	9,461	23,179	5,613
Securities lending income receivable – affiliated issuers (Notes 5 and 9)	–	28,766	18,266
Receivable from Advisor (Note 5)	19,376	9,402	–
Receivable for foreign taxes recoverable	342	1,089,669	–

Total assets	492,381,126	1,503,964,667	327,913,949

Liabilities
Payable upon return of securities loaned	–	8,269,427	4,255,844
Payable for investments purchased	11,062,261	192,674,231	765,822
Payable for fund shares repurchased	531,959	23,844,993	1,785,236
Deferred foreign taxes payable	–	216,496	–
Advisory fee payable (Note 5)	23,095	51,094	18,618
Custodian fees payable (Note 5)	–	247,246	–
Accrued Trustees’ fees and expenses (Note 6)	–	1,986	–
Professional fees payable	65,970	64,789	61,846

Total liabilities	11,683,285	225,370,262	6,887,366

Net Assets	$480,697,841	$1,278,594,405	$321,026,583

Net Assets Consist of:
Paid-in Capital	$482,946,473	$1,167,228,878	$291,756,929
Undistributed (distribution in excess of) net investment income (loss)	(320,147)	16,031,891	2,229,035
Accumulated net realized gain (loss) on investments and foreign currency transactions	(155,814)	(318,818)	4,715,009
Net unrealized appreciation (depreciation) on:
Investments**	(1,772,671)	95,744,187	22,346,248
Foreign currency transactions	–	9,792	2
Futures contracts	–	(101,525)	(20,640)

Net Assets	$480,697,841	$1,278,594,405	$321,026,583

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
Net Asset Value per Share
Net asset value per share	$10.01	$9.97	$11.43

Shares of beneficial interest	48,021,784	128,250,998	28,077,950

Cost of Investments:
Investments in unaffiliated issuers	$468,174,338	$1,152,117,639	$292,159,310
Investments in affiliated issuers	11,393,878	37,614,514	11,356,998

Total cost of investments	$479,568,216	$1,189,732,153	$303,516,308

Foreign currency, at cost	$–	$3,626,751	$–

* Includes investments in securities on loan, at value	$–	$15,664,803	$25,767,635

** Includes deferred foreign taxes	$–	$216,496	$–

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
Investment Income
Interest income – unaffiliated issuers (Note 2)	$4,678,464	$5,736	$556
Dividend income – unaffiliated issuers (Note 2)	–	18,384,987	2,221,243
Dividend income – affiliated issuers (Note 2)	82,250	88,239	22,966
Affiliated securities lending income – net (Notes 5 and 9)	–	45,816	33,815
Foreign taxes withheld	(9)	(1,751,270)	(3,124)

Total investment income (loss)	4,760,705	16,773,508	2,275,456

Expenses
Advisory fee (Note 4)	24,775	46,189	16,671
Custodian fees (Note 5)	–	170,672	–
Trustees’ fees and expenses (Note 6)	19,516	25,393	18,395
Registration and filing fees	1,014	–	260
Professional fees	50,482	60,680	47,088
Printing and postage fees	4,404	4,934	4,184
Insurance expense	323	546	114
Miscellaneous expenses	6,362	13,178	4,610

Total expenses	106,876	321,592	91,322
Expenses waived/reimbursed by the Adviser (Note 5)	(101,430)	(9,402)	(48,855)

Net expenses	5,446	312,190	42,467

Net Investment Income (Loss)	4,755,259	16,461,318	2,232,989

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers*	130,163	612,581	4,371,334
Foreign currency transactions	–	381,975	–
Futures contracts	–	4,012,360	231,928

Net realized gain (loss)	130,163	5,006,916	4,603,262

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers**	4,003,039	96,320,659	11,368,079
Foreign currency transactions	–	85,223	2
Futures contracts	–	(25,885)	17,000

Net change in unrealized appreciation/depreciation	4,003,039	96,379,997	11,385,081

Net realized and unrealized gain (loss)	4,133,202	101,386,913	15,988,343

Net Increase (Decrease) in Net Assets from Operations	$8,888,461	$117,848,231	$18,221,332

* Includes foreign capital gain taxes	$–	$(602)	$–

** Includes foreign deferred taxes	$–	$(216,496)	$–

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,755,259	$3,485,523	$16,461,318	$7,946,745
Net realized gain (loss)	130,163	(287,487)	5,006,916	(4,607,168)
Net change in unrealized appreciation/depreciation	4,003,039	(4,935,390)	96,379,997	13,134,706

Net increase (decrease) in net assets resulting from operations	8,888,461	(1,737,354)	117,848,231	16,474,283

Distributions to Shareholders from:
Net investment income	(4,948,402)	(3,169,215)	–	(8,017,668)
Net realized gains	–	(287,585)	–	–

Total distributions to shareholders	(4,948,402)	(3,456,800)	–	(8,017,668)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	233,701,072	189,555,151	684,581,394	473,015,931
Reinvestment of distributions	4,948,402	3,456,799	–	8,017,668
Cost of shares redeemed	(11,797,200)	(21,754,269)	(76,535,064)	(54,251,622)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	226,852,274	171,257,681	608,046,330	426,781,977

Net Increase (Decrease) in Net Assets During the Period	230,792,333	166,063,527	725,894,561	435,238,592

Net Assets at Beginning of Period	249,905,508	83,841,981	552,699,844	117,461,252

Net Assets at End of Period	$480,697,841	$249,905,508	$1,278,594,405	$552,699,844

Undistributed (distribution in excess of) net investment income (loss)	$(320,147)	$(127,004)	$16,031,891	$(429,427)

Shares of Beneficial Interest:
Shares sold	23,501,273	18,529,423	72,987,507	54,609,188
Reinvestment of distributions	495,842	341,605	–	925,828
Shares redeemed	(1,183,843)	(2,139,740)	(8,016,247)	(6,157,992)

Net increase (decrease)	22,813,272	16,731,288	64,971,260	49,377,024

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,232,989	$1,275,800
Net realized gain (loss)	4,603,262	1,442,520
Net change in unrealized appreciation/depreciation	11,385,081	12,658,138

Net increase (decrease) in net assets resulting from operations	18,221,332	15,376,458

Distributions to Shareholders from:
Net investment income	–	(1,296,402)
Net realized gains	–	(1,204,195)

Total distributions to shareholders	–	(2,500,597)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	171,835,314	120,269,317
Reinvestment of distributions	–	2,500,596
Cost of shares redeemed	(11,298,684)	(21,528,449)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	160,536,630	101,241,464

Net Increase (Decrease) in Net Assets During the Period	178,757,962	114,117,325

Net Assets at Beginning of Period	142,268,621	28,151,296

Net Assets at End of Period	$321,026,583	$142,268,621

Undistributed (distribution in excess of) net investment income (loss)	$2,229,035	$(3,954)

Shares of Beneficial Interest:
Shares sold	15,734,046	12,187,686
Reinvestment of distributions	–	233,482
Shares redeemed	(1,015,738)	(2,089,826)

Net increase (decrease)	14,718,308	10,331,342

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Aggregate Bond Index Portfolio
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.91		$9.89	$10.14		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.11		0.23	0.20		0.04
Net realized and unrealized gain (loss)	0.10		0.01	(0.13)		0.16

Total from investment operations	0.21		0.24	0.07		0.20

Voluntary contribution from Adviser	–		–	0.00	(b)	0.00	(b)

Distributions to Shareholders from:
Net investment income	(0.11)		(0.21)	(0.19)		(0.04)
Net realized gains	–		(0.01)	(0.11)		(0.02)
Return of capital	–		–	(0.02)		–

Total distributions	(0.11)		(0.22)	(0.32)		(0.06)

Net asset value, end of period	$10.01		$9.91	$9.89		$10.14

Total return(c)	2.16%		2.39%	0.65	%(e)	2.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$480,698		$249,906	$83,842		$80,044
Ratios to average net assets:
Total expenses	0.05	%(f)	0.14%	0.17%		0.25	%(f)
Net expenses	0.00	%(f)(g)	0.01%	0.03%		0.04	%(f)
Net investment income (loss)	2.27	%(f)	2.24%	2.00%		1.52	%(f)
Portfolio turnover rate	78	%(i)	194%	62	%(h)	16	%(h)(i)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.

(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.

(f)	Annualized.

(g)	Amount is less than 0.005%.

(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.

(i)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Equity ex-U.S. Index Portfolio
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.73		$8.45	$9.17		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.16		0.22	0.25		0.05
Net realized and unrealized gain (loss)	1.08		0.20	(0.79)		(0.82)

Total from investment operations	1.24		0.42	(0.54)		(0.77)

Voluntary contribution from Adviser	–		–	0.00	(b)	0.00	(b)

Distributions to Shareholders from:
Net investment income	–		(0.14)	(0.18)		(0.06)

Net asset value, end of period	$9.97		$8.73	$8.45		$9.17

Total return(c)	14.07%		5.06%	(5.84	)%(d)	(7.72	)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,278,594		$552,700	$117,461		$49,460
Ratios to average net assets:
Total expenses	0.07	%(f)	0.23%	0.48%		0.73	%(f)
Net expenses	0.07	%(f)	0.08%	0.08%		0.31	%(f)
Net investment income (loss)	3.52	%(f)	2.51%	2.73%		1.77	%(f)
Portfolio turnover rate	1	%(g)	8%	3%		0	%(g)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.

(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$10.65		$9.30	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.09		0.15	0.06
Net realized and unrealized gain (loss)	0.69		1.38	(0.69)

Total from investment operations	0.78		1.53	(0.63)

Distributions to Shareholders from:
Net investment income	–		(0.09)	(0.06)
Net realized gains	–		(0.09)	(0.01)

Total distributions	–		(0.18)	(0.07)

Net asset value, end of period	$11.43		$10.65	$9.30

Total return(b)	7.32%		16.46%	6.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$321,027		$142,269	$28,151
Ratios to average net assets:
Total expenses	0.07	%(c)	0.22%	0.41	%(c)
Net expenses	0.03	%(c)	0.03%	0.03	%(c)
Net investment income (loss)	1.59	%(c)	1.55%	1.61	%(c)
Portfolio turnover rate	15	%(d)	21%	8	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” or “Portfolio” and collectively, the “Funds and Portfolios”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the “Fund”)	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global Equity ex-U.S. Index Fund (the “Fund”)	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the “Fund”)	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the “Portfolio”)		September 19, 2014	Diversified
State Street Global Equity ex-U.S. Index Portfolio (the “Portfolio”)		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the “Portfolio”)		August 12, 2015	Diversified

Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedule of Investments are attached to this report and should be used in conjunction with the corresponding Fund’s financial statements.

Feeder Fund	Portfolio Name	Fund Ownership Interest in Portfolio at 6/30/17
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	35.6%
State Street Global Equity ex-U.S. Index Fund	State Street Global Equity ex-U.S. Index Portfolio	40.6%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	10.2%

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no material transfers between levels for the six months ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Portfolios invest in Real Estate Investment Trusts “REITs”. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Foreign Taxes

The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Portfolios’ Statements of Assets and Liabilities.

Distributions

The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:

Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

4.	Derivative Financial Instruments

Futures Contracts

Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the following Portfolios entered into futures contracts for the strategies listed below:

Portfolio	Strategies
State Street Global Equity ex-U.S. Index Portfolio	Cash equitization, return enhancement and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, return enhancement and to facilitate daily liquidity

The following tables summarize the value of the Portfolios’ derivative instruments as of June 30, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Equity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts(a)	$(101,525)	$(101,525)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts(a)	$(20,640)	$(20,640)

(a)	Unrealized depreciation on open futures contracts.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Net Realized Gain (Loss)

	Equity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$4,012,360	$4,012,360
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$231,928	$231,928

Net Change in Unrealized Appreciation (Depreciation)

	Equity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$(25,885)	$(25,885)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$17,000	$17,000

5.	Fees and Transactions with Affiliates

Advisory Fee

The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Fund
State Street Aggregate Bond Index Fund	0.03%
State Street Global Equity ex-U.S. Index Fund	0.06%
State Street Small/Mid Cap Equity Index Fund	0.03%

The Portfolios pay no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2018 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund, the State Street Global Equity ex-U.S. Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.04%, 0.10% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2018 except with the approval of the Funds’ Board.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

SSGA FM is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency expenses) exceed 0.04% and 0.08%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios’ Board.

SSGA FM is contractually obligated until April 30, 2018 to waive its management fee and/or to reimburse the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.03% of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2018 except with the approval of the Funds’ Board.

With respect to the State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.

For the period ended June 30, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

Administrator, Sub-Administrator, Custodian, and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its administration services, each Portfolio pays SSGA FM an annual fee. The fees are accrued daily and paid monthly. SSGA FM pays State Street for its services as custodian, sub-administrator and transfer agent to the Portfolios.

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, BFDS was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor” ), an affiliate of the Adviser, serves as the distributor of the Funds. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates – Securities Lending

State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of a Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the applicable Schedules of Investments.

Due to Custodian

In certain circumstances, the Portfolios or Funds may have a cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. The Funds had a cash overdraft related to investment related expenses.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$465,327,395	$314,211,831	$79,561,001	$992,411
State Street Global Equity ex-U.S. Index Portfolio	–	–	620,730,644	6,370,776
State Street Small/Mid Cap Equity Index Portfolio	–	–	192,155,696	40,452,317

8.	Income Tax Information

The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$103,924,459	$–	$752,862	$($752,862)
State Street Global Equity ex-U.S. Index Fund	428,601,197	27,291,902	–	27,291,902
State Street Small/Mid Cap Equity Index Fund	14,594,642	1,276,529	–	1,276,529
State Street Aggregate Bond Index Portfolio	479,574,816	2,540,278	4,319,549	(1,779,271)

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Global Equity ex-U.S. Index Portfolio	$1,194,185,060	$113,185,483	$21,677,707	$91,507,776
State Street Small/Mid Cap Equity Index Portfolio	303,939,648	33,724,954	11,802,046	21,922,908

9.	Securities Lending

Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017, and the value of the invested cash collateral are disclosed in the Portfolios’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received
State Street Global Equity ex-U.S. Index Portfolio	$15,664,803	$8,269,427	$8,292,186	$16,561,613
State Street Small/Mid Cap Equity Index Portfolio	25,767,635	4,255,844	22,177,930	26,433,774

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2017:

State Street Global Equity ex-U.S. Index Portfolio

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,269,427	$–	$–	$–	$8,269,427
Total Borrowings	$8,269,427	$–	$–	$–	$8,269,427
Gross amount of recognized liabilities for securities lending transactions.					$8,269,427

State Street Small/Mid Cap Equity Index Portfolio

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,255,844	$–	$–	$–	$4,255,844
Total Borrowings	$4,255,844	$–	$–	$–	$4,255,844
Gross amount of recognized liabilities for securities lending transactions.					$4,255,844

10.	Line of Credit

The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolios had no outstanding loans as of June 30, 2017.

11.	Risks

Concentration Risk

As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

12.	New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Funds and Portfolios and concluded that it will be limited to additional disclosures.

13.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Institutional Investment Trust

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund or Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s or Portfolio’s cost in two ways:

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s or Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Aggregate Bond Index Fund
Class A	0.45%	$1,020.40	$2.25	$1,022.60	$2.26
Class I	0.06	1,021.50	0.30	1,024.50	0.30
Class K	0.06	1,021.50	0.30	1,024.50	0.30
State Street Global Equity ex-U.S. Index Fund
Class A	0.54	1,139.60	2.86	1,023.20	1.61
Class I	0.19	1,140.70	1.01	1,023.90	0.95
Class K	0.07	1,140.70	0.37	1,024.40	0.35

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.32%	$1,071.20	$1.64	$1,023.20	$1.61
Class I	0.16	1,073.10	0.82	1,024.00	0.80
Class K	0.05	1,073.10	0.26	1,024.50	0.25

(a)

Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.

			Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio		Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Aggregate Bond Index Portfolio	0.00	%(b)	$1,021.60	$0.02	$1,024.80	$0.02
State Street Global Equity ex-U.S. Index Portfolio	0.07		1,140.70	0.37	1,024.40	0.35
State Street Small/Mid Cap Equity Index Portfolio	0.03		1,073.20	0.15	1,024.60	0.15

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

(b)	Amount is less than 0.005%.

Proxy Voting Policies and Procedures and Records

The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ and Portfolios’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds and Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations In Approving Continuation Of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Global Equity ex-U.S. Index Fund, State Street Aggregate Bond Index Fund and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Global Equity ex-U.S. Index Portfolio, State Street Aggregate Bond Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are the feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:

[1]

Over the course of many years overseeing the Funds, Portfolios and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

•

Comparisons of the Fund’s performance over the past one-year period ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past one or two calendar years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios, and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and the Portfolios’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Funds and Portfolios, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios, and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2017, for an additional year with respect to the Funds and Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s and Portfolio’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding Fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:

State Street Global Equity ex-U.S. Index Fund and State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund outperformed the median of its Performance Group and underperformed the median of its Performance Universe and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance.

State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-year period and underperformed the median of its Performance Group for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and its limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds and the corresponding Portfolios.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:

State Street Global Equity ex-U.S. Index Fund and State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ or Portfolios’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2016 (Unaudited)

Conclusions

In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator of the Funds and the Portfolios and Transfer Agent of the Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITCORESAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Mutual Funds and Exchange Traded Products	97.9%
Short-Term Investment	2.3
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

1

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUND AND EXCHANGE TRADED PRODUCTS – 97.9%
United States – 97.9%
State Street International Developed Equity Index Portfolio(a) (Cost $2,258,079,448)		$2,465,273,145

SHORT-TERM INVESTMENT – 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $57,419,753)	57,419,753	57,419,753

TOTAL INVESTMENTS – 100.2% (Cost $2,315,499,201)		2,522,692,898
Liabilities in Excess of Other Assets – (0.2)%		(4,616,320)

NET ASSETS – 100.0%		$2,518,076,578

(a)	Affiliated fund managed by SSGA Funds Management, Inc.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

At June 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	288,549,820	JPY	32,421,457,805	07/05/2017	$–
BNP Paribas SA	USD	75,181,904	SEK	634,125,531	07/05/2017	–
BNP Paribas SA	USD	44,745,132	DKK	291,684,566	07/05/2017	–
BNP Paribas SA	USD	32,484,511	SGD	44,726,299	07/05/2017	–
BNP Paribas SA	USD	16,134,388	ILS	56,304,174	07/05/2017	–
BNP Paribas SA	USD	15,543,149	NOK	130,199,520	07/05/2017	–
BNP Paribas SA	USD	4,102,942	NZD	5,603,581	07/05/2017	–
BNP Paribas SA	AUD	746,000	USD	560,181	07/05/2017	(12,038)
BNP Paribas SA	NZD	5,603,581	USD	3,974,340	07/05/2017	(128,602)
BNP Paribas SA	NOK	127,971,520	USD	15,201,948	07/05/2017	(75,223)
BNP Paribas SA	ILS	57,670,174	USD	16,310,361	07/05/2017	(215,465)
BNP Paribas SA	SGD	43,594,299	USD	31,519,268	07/05/2017	(143,077)
BNP Paribas SA	DKK	282,872,566	USD	42,834,817	07/05/2017	(558,532)
BNP Paribas SA	SEK	620,992,531	USD	71,717,668	07/05/2017	(1,907,188)
BNP Paribas SA	JPY	31,065,290,305	USD	281,329,889	07/05/2017	4,849,911
BNP Paribas SA	NZD	5,603,581	USD	4,100,896	08/02/2017	(58)
BNP Paribas SA	NOK	130,199,520	USD	15,551,504	08/02/2017	(588)
BNP Paribas SA	SGD	44,726,299	USD	32,495,132	08/02/2017	(3,224)
BNP Paribas SA	DKK	291,684,566	USD	44,812,501	08/02/2017	(572)
BNP Paribas SA	SEK	634,125,531	USD	75,293,489	08/02/2017	(5,165)
BNP Paribas SA	JPY	32,421,457,805	USD	288,877,623	08/02/2017	(9,410)
BNP Paribas SA	ILS	56,304,174	USD	16,150,123	08/03/2017	(1,354)
Bank of Montreal	USD	1,000,513	GBP	776,000	07/05/2017	7,472
Bank of Montreal	HKD	2,569,000	USD	329,612	07/05/2017	525
Bank of Montreal	AUD	498,000	USD	375,758	07/05/2017	(6,234)
Bank of Montreal	CHF	472,000	USD	484,766	07/05/2017	(8,107)
Bank of Montreal	CHF	483,000	USD	495,828	07/05/2017	(8,532)
Bank of Montreal	CHF	486,000	USD	500,436	07/05/2017	(7,057)
Bank of Montreal	AUD	861,000	USD	655,687	07/05/2017	(4,744)
Bank of Montreal	CHF	816,000	USD	845,562	07/05/2017	(6,524)
Bank of Montreal	GBP	758,000	USD	960,159	07/05/2017	(24,444)
Bank of Montreal	EUR	2,724,000	USD	3,074,603	07/05/2017	(32,255)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

2

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD	379,132	AUD	510,000	07/05/2017	$12,064
Barclays Capital	GBP	1,310,000	USD	1,677,936	07/05/2017	(23,688)
Citibank N.A.	USD	228,544,114	GBP	175,945,274	07/05/2017	(127)
Citibank N.A.	USD	87,977,126	HKD	686,789,035	07/05/2017	–
Citibank N.A.	EUR	1,577,000	USD	1,758,589	07/05/2017	(40,058)
Citibank N.A.	HKD	660,557,035	USD	84,831,993	07/05/2017	215,165
Citibank N.A.	GBP	165,790,773	USD	214,247,603	07/05/2017	(1,106,202)
Citibank N.A.	HKD	686,789,035	USD	88,047,957	08/02/2017	(2,505)
Citibank N.A.	GBP	175,945,274	USD	228,741,172	08/02/2017	(4,790)
Credit Suisse International	GBP	780,000	USD	992,378	07/05/2017	(20,803)
Deutsche Bank AG	CHF	707,000	USD	735,741	07/05/2017	(2,525)
Deutsche Bank AG	EUR	1,612,000	USD	1,799,468	07/05/2017	(39,099)
Deutsche Bank AG	JPY	209,349,000	USD	1,914,904	07/05/2017	51,705
Deutsche Bank AG	EUR	2,361,000	USD	2,664,181	07/05/2017	(28,658)
JP Morgan Chase Bank, N.A.	USD	1,821,589	EUR	1,614,000	07/05/2017	19,258
JP Morgan Chase Bank, N.A.	GBP	775,000	USD	987,691	07/05/2017	(18,995)
JP Morgan Chase Bank, N.A.	JPY	139,838,000	USD	1,254,426	07/05/2017	9,873
JP Morgan Chase Bank, N.A.	JPY	143,771,000	USD	1,288,310	07/05/2017	8,753
JP Morgan Chase Bank, N.A.	EUR	1,621,000	USD	1,814,557	07/05/2017	(34,274)
Morgan Stanley Bank, N.A.	USD	177,415,635	AUD	231,296,050	07/05/2017	(3)
Morgan Stanley Bank, N.A.	NOK	2,228,000	USD	263,439	07/05/2017	(2,538)
Morgan Stanley Bank, N.A.	AUD	512,000	USD	388,428	07/05/2017	(4,302)
Morgan Stanley Bank, N.A.	DKK	4,945,000	USD	748,804	07/05/2017	(9,771)
Morgan Stanley Bank, N.A.	SEK	10,746,000	USD	1,242,111	07/05/2017	(31,934)
Morgan Stanley Bank, N.A.	JPY	241,520,000	USD	2,215,406	07/05/2017	65,887
Morgan Stanley Bank, N.A.	AUD	237,446,050	USD	176,672,921	07/05/2017	(5,460,069)
Morgan Stanley Bank, N.A.	AUD	231,296,050	USD	177,353,185	08/02/2017	(1,279)
Royal Bank of Canada	USD	417,073,652	EUR	365,677,657	07/05/2017	(10)
Royal Bank of Canada	USD	9,409,022	AUD	12,643,000	07/05/2017	288,791
Royal Bank of Canada	USD	656,348	ILS	2,320,000	07/05/2017	8,466
Royal Bank of Canada	SGD	374,000	USD	270,431	07/05/2017	(1,204)
Royal Bank of Canada	SEK	2,387,000	USD	276,528	07/05/2017	(6,475)
Royal Bank of Canada	DKK	3,867,000	USD	585,547	07/05/2017	(7,660)
Royal Bank of Canada	HKD	9,873,000	USD	1,267,907	07/05/2017	3,183
Royal Bank of Canada	GBP	1,136,000	USD	1,464,967	07/05/2017	(10,639)
Royal Bank of Canada	EUR	1,504,000	USD	1,694,149	07/05/2017	(21,238)
Royal Bank of Canada	CHF	2,953,000	USD	3,058,611	07/05/2017	(24,979)
Royal Bank of Canada	JPY	891,133,000	USD	8,069,772	07/05/2017	138,720
Royal Bank of Canada	GBP	10,428,000	USD	13,475,427	07/05/2017	(70,017)
Royal Bank of Canada	EUR	354,655,657	USD	399,512,505	07/05/2017	(4,989,996)
Royal Bank of Canada	USD	19,780,309	EUR	17,317,000	08/02/2017	(1,050)
Royal Bank of Canada	USD	12,158,039	GBP	9,351,000	08/02/2017	(830)
Royal Bank of Canada	USD	1,493,297	SEK	12,575,000	08/02/2017	(90)
Royal Bank of Canada	NZD	409,000	USD	299,300	08/02/2017	(24)
Royal Bank of Canada	SGD	935,000	USD	679,269	08/02/2017	(106)
Royal Bank of Canada	AUD	3,132,000	USD	2,401,458	08/02/2017	(114)
Royal Bank of Canada	JPY	1,683,608,000	USD	15,000,683	08/02/2017	(879)
Royal Bank of Canada	EUR	365,677,657	USD	417,667,147	08/02/2017	(5,248)
Royal Bank of Canada	USD	15,094,324	CHF	14,428,000	08/03/2017	(986)
Royal Bank of Canada	ILS	3,542,000	USD	1,015,875	08/03/2017	(187)
Societe Generale	USD	417,073,652	EUR	365,677,657	07/05/2017	(10)
Societe Generale	CHF	3,675,000	USD	3,812,320	07/05/2017	(25,199)
Societe Generale	GBP	5,898,000	USD	7,627,624	07/05/2017	(33,579)
Societe Generale	EUR	12,259,000	USD	13,810,475	07/05/2017	(171,528)
Societe Generale	EUR	354,655,657	USD	399,505,412	07/05/2017	(4,997,089)
Societe Generale	EUR	365,677,657	USD	417,658,736	08/02/2017	(13,658)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

3

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	1,297,310	JPY	143,175,000	07/05/2017	$(23,057)
Standard Chartered Bank	JPY	142,928,000	USD	1,283,055	07/05/2017	11,001
Toronto Dominion Bank	USD	228,947,498	CHF	219,251,571	07/05/2017	–
Toronto Dominion Bank	HKD	2,227,000	USD	285,914	07/05/2017	637
Toronto Dominion Bank	AUD	509,000	USD	386,578	07/05/2017	(3,850)
Toronto Dominion Bank	CHF	210,143,571	USD	217,652,811	07/05/2017	(1,783,905)
Toronto Dominion Bank	CHF	219,251,571	USD	229,345,047	08/03/2017	(17,163)
UBS AG	USD	288,549,820	JPY	32,421,457,805	07/05/2017	–
UBS AG	USD	502,687	CHF	484,000	07/05/2017	2,716
UBS AG	ILS	954,000	USD	269,264	07/05/2017	(4,112)
UBS AG	SGD	758,000	USD	548,675	07/05/2017	(1,857)
UBS AG	HKD	11,563,000	USD	1,484,851	07/05/2017	3,640
UBS AG	JPY	1,086,971,000	USD	9,846,555	07/05/2017	172,551
UBS AG	JPY	31,065,290,305	USD	281,326,831	07/05/2017	4,846,854
UBS AG	JPY	32,421,457,805	USD	288,871,446	08/02/2017	(15,587)
Westpac Banking Corp.	USD	228,544,112	GBP	175,945,273	07/05/2017	(127)
Westpac Banking Corp.	AUD	3,877,000	USD	2,898,271	07/05/2017	(75,582)
Westpac Banking Corp.	GBP	165,790,774	USD	214,251,417	07/05/2017	(1,102,389)
Westpac Banking Corp.	GBP	175,945,273	USD	228,742,579	08/02/2017	(3,383)

Total						$(12,686,648)

During the period ended June 30, 2017, average notional value related to foreign currency exchange contracts was $7,020,527,449 or 279% of net assets.

Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	09/15/2017	568	$53,664,640	$(121,403)

During the period ended June 30, 2017, average notional value related to futures contracts was $55,938,702 or 2% of net assets.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

4

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Fund and Exchange Traded Products	$2,465,273,145	$–	$–	$2,465,273,145
Short-Term Investment	57,419,753	–	–	57,419,753

Total Investments	$2,522,692,898	$–	$–	$2,522,692,898

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	–	10,717,171	–	10,717,171

Total Investments and Other Financial Instruments	$2,522,692,898	$10,717,171	$–	$2,533,410,069

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(23,403,819)	$–	$(23,403,819)
Futures Contracts(b)	(121,403)	–	–	(121,403)

Total Other Financial Instruments	$(121,403)	$(23,403,819)	$–	$(23,525,222)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	97,519,866	40,100,113	57,419,753	$57,419,753	$49,203
State Street Institutional U.S. Government Money Market Fund, Premier Class	90,100,871	90,100,871	34,380,468	124,481,339	–	–	99,571

TOTAL		$90,100,871				$57,419,753	$148,774

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

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State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 2)	$2,465,273,145
Investments in affiliated issuers, at value (Note 2)	57,419,753

Total investments	2,522,692,898
Foreign currency, at value	7,154
Cash at broker	1,988,000
Cash	25
Receivable from broker – variation margin on open futures contracts	4,392,473
Receivable for fund shares sold	3,449,607
Unrealized appreciation on forward foreign currency exchange contracts	10,717,172
Interest receivable – unaffiliated issuers (Note 2)	35,921
Receivable from Adviser (Note 4)	78,034
Receivable for foreign taxes recoverable	1,030,520
Prepaid expenses and other assets	227,779

Total assets	2,544,619,583

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	23,403,820
Payable for fund shares repurchased	2,605,142
Advisory fee payable (Note 4)	289,903
Custodian fees payable (Note 4)	97,058
Administration fees payable (Note 4)	103,547
Transfer agent fees payable (Note 4)	6,601
Registration and filing fees payable	6,898
Professional fees payable	30,036

Total liabilities	26,543,005

Net Assets	$2,518,076,578

Net Assets Consist of:
Paid-in Capital	$2,287,705,795
Undistributed (distribution in excess of) net investment income (loss)	42,329,371
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency exchange contract transactions	(6,356,791)
Net unrealized appreciation (depreciation) on:
Investments	207,128,155
Foreign currency transactions	12,557
Forward foreign currency exchange transactions	(12,686,648)
Foreign currency transactions allocated from Portfolio	165,559
Futures contracts	(121,403)
Futures contracts allocated from Portfolio	(100,017)

Net Assets	$2,518,076,578

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

6

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

Class K
Net assets	$2,518,076,578
Shares outstanding	253,095,824

Net asset value, offering and redemption price per share	$9.95

Cost of Investments:
Investments in Portfolio	$2,258,079,448
Investments in affiliated issuers	57,419,753

Total cost of investments	$2,315,499,201

Foreign currency, at cost	$7,205

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

7

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividend income allocated from the Portfolio (Note 2)	$50,637,995
Expenses allocated from Portfolio (Note 2)	(1,587,979)
Dividend Income – unaffiliated issuers (Note 2)	28,054
Dividend income – affiliated issuers (Note 2)	148,774
Foreign taxes withheld	(4,396,037)

Total investment income (loss)	44,830,807

Expenses
Advisory fee (Note 4)	1,623,090
Administration fees (Note 4)	579,675
Custodian fees (Note 4)	14,634
Trustees’ fees and expenses (Note 5)	16,431
Transfer agent fees (Note 4)	7,078
Registration and filing fees	23,587
Professional fees	19,504
Printing and postage fees	20,005
Insurance expense	4,020
Miscellaneous expenses	35,554

Total expenses	2,343,578
Expenses waived/reimbursed by the Adviser (Note 4)	(1,634,800)

Net expenses	708,778

Net Investment Income (Loss)	44,122,029

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions allocated from Portfolio	(381,223)
Foreign currency transactions allocated from the Portfolio	243,026
Foreign currency transactions and forward foreign currency exchange contract transactions	(83,085,841)
Futures contracts allocated from the Portfolio	5,768,068
Futures contracts	7,824,900

Net realized gain (loss)	(69,631,070)

Net change in unrealized appreciation/depreciation on:
Investment transactions allocated from the Portfolio	244,560,329
Foreign currency transactions allocated from the Portfolio	262,357
Foreign currency transactions and forward foreign currency exchange contract transactions	(36,225,982)
Futures contracts allocated from the Portfolio	103,725
Futures contracts	377,272

Net change in unrealized appreciation/depreciation	209,077,701

Net realized and unrealized gain (loss)	139,446,631

Net Increase (Decrease) in Net Assets from Operations	$183,568,660

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

8

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$44,122,029	$41,474,167
Net realized gain (loss)	(69,631,070)	85,562,051
Net change in unrealized appreciation/depreciation	209,077,701	40,757,308

Net increase (decrease) in net assets resulting from operations	183,568,660	167,793,526

Distributions to Shareholders from:
Net investment income
Class K	–	(43,018,705)
Net realized gain on investments
Class K	–	(42,866,234)

Total distributions to shareholders	–	(85,884,939)

From Beneficial Interest Transactions:
Class K
Shares sold	425,899,171	1,160,698,056
Reinvestment of distributions	–	82,901,472
Shares redeemed	(204,785,420)	(170,657,622)

Net increase (decrease) from capital share transactions	221,113,751	–

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	221,113,751	1,072,941,906

Net Increase (Decrease) in Net Assets During the Period	404,682,411	1,154,850,493

Net Assets at Beginning of Period	2,113,394,167	958,543,674

Net Assets at End of Period	$2,518,076,578	$2,113,394,167

Undistributed (distribution in excess of) net investment income (loss)	$42,329,371	$(1,622,041)

Shares of Beneficial Interest:
Class K
Shares sold	43,935,766	134,135,836
Reinvestment of distributions	–	9,040,510
Shares redeemed	(21,016,630)	(19,448,178)

Net increase (decrease) from share transactions	22,919,136	123,728,168

(a)	Effective April 29, 2016, the fund substantially invested its assets in the State Street International Developed Equity Portfolio (Note 1).

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

9

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16(a)		For the Period 5/29/15* - 12/31/15
Net asset value, beginning of period	$9.18		$9.00		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(b)	0.18		0.24		0.09
Net realized and unrealized gain (loss)	0.59		0.34		(1.00)

Total from investment operations	0.77		0.58		(0.91)

Distributions to Shareholders from:
Net investment income	–		(0.20)		(0.06)
Net realized gains	–		(0.20)		(0.03)

Total distributions	–		(0.40)		(0.09)

Net asset value, end of period	$9.95		$9.18		$9.00

Total return(c)	8.39%		6.27%		(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,518,077		$2,113,394		$958,544
Ratios to average net assets:
Total expenses	0.34	%(d)	0.34%		0.38	%(d)
Net expenses	0.20	%(d)	0.20%		0.20	%(d)
Net investment income (loss)	3.81	%(d)	2.79%		1.60	%(d)
Portfolio turnover rate	3	%(e)(f)	1	%(e)	1	%(f)

*	Commencement of operations.

(a)

Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Portfolio turnover rate is from the Portfolio.

(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

10

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	5/29/15	Diversified

Effective April 29, 2016, the Fund invests substantially all of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”). The Fund made an in-kind contribution of 929 equity securities totaling $1,275,794,840 at market value into the Portfolio. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at June 30, 2017). The performance of the Fund was directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

11

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

12

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no material transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined are determined using the identified cost method.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to

13

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended June 30, 2017, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

Futures Contracts

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as

14

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the Fund entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

The following summarizes the value of the Fund’s derivative instruments as of June 30, 2017 and the related location in the accompanying Statement of Assets, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$10,717,171	$–	$–	$–	$10,717,171

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts(a)	$–	$23,403,819	$–	$–	$–	$23,403,819
Futures Contracts(b)	$–	$–	$–	$(121,403)	$–	$(121,403)

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

(b)	Unrealized depreciation on open futures contracts.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$–	$(36,301,743)	$–	$–	$–	$(36,301,743)
Futures Contracts	$–	$–	$–	$377,272	$–	$377,272

15

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on its Statement of Assets and Liabilities. The following tables set forth the Fund’s net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2017.

State Street Hedged International Developed Equity Index Fund

Offsetting of Financial Assets and Derivative Assets

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of Montreal	$7,997	(7,997)	$–	$–
Barclays Capital	12,064	(12,064)	–	–
BNP Paribas SA	4,849,911	(3,060,496)	–	1,789,415
Citibank N.A.	215,165	(215,165)	–	–
Deutsche Bank AG	51,705	(51,705)	–	–
JP Morgan Chase Bank, N.A.	37,884	(37,884)	–	–
Morgan Stanley Bank, N.A.	65,887	(65,887)	–	–
Royal Bank of Canada	439,160	(439,160)	–	–
Standard Chartered Bank	11,001	(11,001)	–	–
Toronto Dominion Bank	637	(637)	–	–
UBS AG	5,025,761	(21,556)	–	5,004,205
	$10,717,172	$(3,923,552)	$–	$6,793,620

Offsetting of Financial Liabilities and Derivative Liabilities

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of Montreal	$(97,897)	$7,997	$–	$(89,900)
Barclays Capital	(23,688)	12,064	–	(11,624)
BNP Paribas SA	(3,060,496)	3,060,496	–	–
Citibank N.A.	(1,153,682)	215,165	–	(938,517)
Credit Suisse International	(20,803)	–	–	(20,803)
Deutsche Bank AG	(70,282)	51,705	–	(18,577)
JP Morgan Chase Bank, N.A.	(53,269)	37,884	–	(15,385)

16

State Street Institutional Investment Trust

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Morgan Stanley Bank, N.A.	$(5,509,896)	$65,887	$–	$(5,444,009)
Royal Bank of Canada	(5,141,732)	439,160	–	(4,702,572)
Societe Generale	(5,241,063)	–	–	(5,241,063)
Standard Chartered Bank	(23,057)	11,001	–	(12,056)
Toronto Dominion Bank	(1,804,918)	637	–	(1,804,281)
UBS AG	(21,556)	21,556	–	–
Westpac Banking Corp.	(1,181,481)	–	–	(1,181,481)
	$(23,403,820)	$3,923,552	$–	$(19,480,268)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Fund, has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.

The Fund’s investment adviser, SSGA FM, has agreed to reduce its advisory fee by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Fund’s Board of Trustees.

The Adviser is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses other than fees of the Portfolio, and any class specific expenses, such as distribution, shareholder servicing, administration, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the six months ended June 30, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.

Administrator, Sub-Administrator Fees and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

17

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Fund has qualified and intends to continue to qualify for as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016 SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

18

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,319,313,202	$203,379,696	$–	$203,379,696

7.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

8.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,083.90	$1.03	$1,023.80	$1.00

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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State Street Institutional Investment Trust

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

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State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•	Comparisons of the Fund’s performance over the one-year period ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions,

[1]

Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

22

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

23

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement,

24

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance

25

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the one-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of your Fund:

The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below or near the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

26

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

27

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Micheal A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Portfolio Statistics (Unaudited)

Top Five Holdings as of June 30, 2017

Description	Market Value	% of Net Assets
Nestle SA	$48,066,555	2.0%
Novartis AG	32,995,527	1.3
HSBC Holdings PLC	32,160,080	1.3
Roche Holding AG	31,767,802	1.3
Toyota Motor Corp.	24,209,761	1.0

(The ten largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Banks	13.1%
Pharmaceuticals	8.3
Insurance	5.5
Telecommunications	4.5
Food	4.5
Total	35.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.9%
Australia – 7.0%
AGL Energy, Ltd.	118,543	$2,318,674
Alumina, Ltd.	419,565	617,908
Amcor, Ltd.	202,130	2,513,260
AMP, Ltd.	532,462	2,119,726
APA Group	191,268	1,345,350
Aristocrat Leisure, Ltd.	98,993	1,713,039
ASX, Ltd.	34,158	1,404,630
Aurizon Holdings, Ltd.	353,698	1,454,190
AusNet Services	348,352	463,598
Australia & New Zealand Banking Group, Ltd.	519,187	11,437,521
Bank of Queensland, Ltd.	68,403	600,765
Bendigo & Adelaide Bank, Ltd.	79,115	672,392
BHP Billiton PLC	378,677	5,784,535
BHP Billiton, Ltd.	568,453	10,150,822
BlueScope Steel, Ltd.	91,385	925,980
Boral, Ltd.	205,051	1,093,126
Brambles, Ltd.	288,250	2,151,324
Caltex Australia, Ltd.	45,538	1,104,135
Challenger, Ltd.	108,660	1,111,858
CIMIC Group, Ltd.	18,465	550,113
Coca-Cola Amatil, Ltd.	110,525	782,503
Cochlear, Ltd.	10,235	1,220,400
Commonwealth Bank of Australia	303,858	19,300,881
Computershare, Ltd.	77,865	844,530
Crown Resorts, Ltd.	72,799	685,721
CSL, Ltd.	80,679	8,541,962
Dexus REIT	167,364	1,217,010
Domino’s Pizza Enterprises, Ltd.	10,034	400,838
Flight Centre Travel Group, Ltd.	12,119	356,032
Fortescue Metals Group, Ltd.	278,858	1,116,548
Goodman Group REIT	316,961	1,913,393
GPT Group REIT	317,230	1,165,557
Harvey Norman Holdings, Ltd.(a)	107,605	315,297
Healthscope, Ltd.	281,376	476,983
Incitec Pivot, Ltd.	297,683	778,632
Insurance Australia Group, Ltd.	411,703	2,141,102
LendLease Group	98,023	1,251,889
Macquarie Group, Ltd.	57,262	3,887,169
Medibank Pvt, Ltd.	489,758	1,051,873
Mirvac Group REIT	650,968	1,063,562
National Australia Bank, Ltd.	473,223	10,740,747
Newcrest Mining, Ltd.	138,138	2,136,128
Oil Search, Ltd.	241,796	1,264,903
Orica, Ltd.	67,209	1,066,109
Origin Energy, Ltd.(b)	319,729	1,682,402
Qantas Airways, Ltd.	81,530	357,715
QBE Insurance Group, Ltd.	247,370	2,240,890
Ramsay Health Care, Ltd.	24,959	1,409,057
REA Group, Ltd.	9,620	489,967
Santos, Ltd.(b)	314,465	730,867
Scentre Group REIT	929,908	2,888,808
SEEK, Ltd.	54,873	711,748
Sonic Healthcare, Ltd.	68,047	1,264,174
South32, Ltd.	965,547	1,984,869
Stockland REIT(a)	424,343	1,425,656
Suncorp Group, Ltd.	224,319	2,549,987
Sydney Airport	197,974	1,076,659
Tabcorp Holdings, Ltd.	144,764	485,250
Tatts Group, Ltd.	259,104	830,757
Telstra Corp., Ltd.	737,554	2,432,685
TPG Telecom, Ltd.(a)	56,237	245,879
Transurban Group Stapled Security	362,178	3,292,032
Treasury Wine Estates, Ltd.	134,469	1,357,381
Vicinity Centres REIT	576,936	1,137,325
Wesfarmers, Ltd.	200,216	6,161,456
Westfield Corp. REIT	355,897	2,192,116
Westpac Banking Corp.	581,907	13,618,192
Woodside Petroleum, Ltd.	132,221	3,029,419
Woolworths, Ltd.	226,901	4,445,094

		171,293,100

Austria – 0.2%
ANDRITZ AG	14,225	855,671
Erste Group Bank AG(b)	54,596	2,087,584
OMV AG	24,339	1,261,269
Raiffeisen Bank International AG(b)	23,935	603,309
Voestalpine AG	21,677	1,008,727

		5,816,560

Belgium – 1.1%
Ageas	35,808	1,440,047
Anheuser-Busch InBev SA	134,471	14,832,499
Colruyt SA	11,037	580,633
Groupe Bruxelles Lambert SA	14,003	1,346,206
KBC Group NV	44,207	3,348,412
Proximus SADP	27,216	950,792
Solvay SA	13,514	1,811,074
Telenet Group Holding NV(b)	9,109	572,968
UCB SA	22,934	1,575,459
Umicore SA	16,732	1,162,196

		27,620,286

Chile – 0.0%(c)
Antofagasta PLC	67,870	704,837

China – 0.0%(c)
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	333,703

Denmark – 1.8%
AP Moeller – Maersk A/S Class A	701	1,336,662
AP Moeller – Maersk A/S Class B	1,116	2,240,971
Carlsberg A/S Class B	18,366	1,959,494
Chr Hansen Holding A/S	17,535	1,273,673
Coloplast A/S Class B	20,207	1,686,293
Danske Bank A/S	132,079	5,073,416
DONG Energy A/S(d)	26,007	1,172,525
DSV A/S	33,781	2,072,835
Genmab A/S(b)	9,759	2,079,409
H Lundbeck A/S	13,897	778,972
ISS A/S	29,588	1,160,590

See accompanying notes to financial statements.

2

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Novo Nordisk A/S Class B	320,246	$13,696,476
Novozymes A/S Class B	41,998	1,835,496
Pandora A/S	19,146	1,784,254
TDC A/S	156,700	910,085
Tryg A/S	20,264	442,657
Vestas Wind Systems A/S	39,042	3,599,473
William Demant Holding A/S(b)	21,003	542,892

		43,646,173

Finland – 1.0%
Elisa Oyj	25,700	994,561
Fortum Oyj	75,813	1,187,213
Kone Oyj Class B	60,477	3,072,237
Metso Oyj	21,684	750,854
Neste Oyj	23,194	912,396
Nokia Oyj	1,027,133	6,273,364
Nokian Renkaat Oyj	20,335	840,517
Orion Oyj Class B	18,821	1,199,966
Sampo Oyj Class A	78,781	4,031,734
Stora Enso Oyj Class R	94,838	1,223,374
UPM-Kymmene Oyj	90,876	2,587,069
Wartsila Oyj Abp	25,644	1,513,598

		24,586,883

France – 10.0%
Accor SA	32,025	1,499,214
Aeroports de Paris	5,090	820,303
Air Liquide SA	68,694	8,477,355
Airbus SE	101,946	8,371,764
Alstom SA(b)	24,765	864,601
Arkema SA	11,794	1,256,787
Atos SE	16,883	2,366,551
AXA SA	342,303	9,350,408
BNP Paribas SA	197,328	14,192,438
Bollore SA	145,930	662,599
Bouygues SA	35,739	1,504,937
Bureau Veritas SA	49,249	1,088,312
Capgemini SE	28,341	2,924,705
Carrefour SA	98,517	2,488,853
Casino Guichard Perrachon SA	9,801	579,719
Christian Dior SE	9,822	2,804,541
Cie de Saint-Gobain	89,119	4,754,938
Cie Generale des Etablissements Michelin	30,581	4,059,934
CNP Assurances	29,292	656,654
Credit Agricole SA	195,157	3,135,128
Danone SA	104,344	7,832,018
Dassault Aviation SA	387	539,625
Dassault Systemes SE	23,023	2,061,060
Edenred	40,723	1,060,376
Eiffage SA	13,560	1,230,464
Electricite de France SA	88,916	961,599
Engie SA	300,737	4,532,819
Essilor International SA	36,799	4,675,580
Eurazeo SA	7,558	566,266
Eutelsat Communications SA	29,017	740,012
Fonciere Des Regions	5,920	548,402
Gecina SA REIT	7,428	1,163,630
Groupe Eurotunnel SE	75,339	802,395
Hermes International	3,535	1,744,377
ICADE REIT	6,016	504,324
Iliad SA	4,881	1,152,931
Imerys SA	6,262	543,873
Ingenico Group SA	9,998	906,442
Ipsen SA	7,077	967,390
JCDecaux SA	12,680	415,354
Kering	13,519	4,597,974
Klepierre REIT	37,613	1,539,449
L’Oreal SA	44,434	9,243,886
Lagardere SCA	20,176	636,274
Legrand SA	47,237	3,299,915
LVMH Moet Hennessy Louis Vuitton SE	49,061	12,215,309
Natixis SA(a)	153,539	1,029,174
Orange SA(a)	349,807	5,541,726
Pernod Ricard SA	37,780	5,052,300
Peugeot SA	88,239	1,757,695
Publicis Groupe SA	36,351	2,707,761
Remy Cointreau SA	4,070	474,648
Renault SA	30,172	2,727,204
Rexel SA	57,244	935,274
Safran SA	55,732	5,100,466
Sanofi	206,385	19,716,468
Schneider Electric SE(b)	99,553	7,638,184
SCOR SE	30,300	1,199,531
SEB SA	3,738	670,416
Societe BIC SA	4,605	545,707
Societe Generale SA	136,173	7,316,754
Sodexo SA	16,316	2,106,563
Suez Environment Co.	69,418	1,283,818
Thales SA	18,723	2,012,450
TOTAL SA	412,482	20,363,702
Unibail-Rodamco SE REIT	17,738	4,463,987
Valeo SA	42,633	2,868,393
Veolia Environnement SA	83,809	1,768,384
Vinci SA	88,645	7,555,506
Vivendi SA	179,432	3,988,651
Wendel SA	4,850	716,904
Zodiac Aerospace	35,769	968,913

		246,852,064

Germany – 9.3%
adidas AG	32,799	6,275,343
Allianz SE	81,162	15,958,950
Axel Springer SE	8,400	503,941
BASF SE	163,126	15,087,067
Bayer AG	146,772	18,949,771
Bayerische Motoren Werke AG	58,931	5,463,134
Bayerische Motoren Werke AG Preference Shares	8,795	724,047
Beiersdorf AG	17,230	1,808,740
Brenntag AG	28,112	1,624,960
Commerzbank AG(b)	193,105	2,297,165
Continental AG	19,649	4,234,495
Covestro AG(d)	20,724	1,494,079
Daimler AG	169,095	12,221,620
Deutsche Bank AG	367,661	6,510,187
Deutsche Boerse AG	33,629	3,544,820
Deutsche Lufthansa AG	40,148	912,382

See accompanying notes to financial statements.

3

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Deutsche Post AG	177,538	$6,645,753
Deutsche Telekom AG	576,800	10,341,704
Deutsche Wohnen AG	61,166	2,336,359
E.ON SE	391,093	3,679,112
Evonik Industries AG	27,051	863,422
Fraport AG Frankfurt Airport Services Worldwide	6,934	611,333
Fresenius Medical Care AG & Co. KGaA	38,517	3,697,635
Fresenius SE & Co. KGaA	73,565	6,297,876
Fuchs Petrolub SE Preference Shares	11,891	646,582
GEA Group AG	30,765	1,257,240
Hannover Rueck SE	10,426	1,248,000
HeidelbergCement AG	25,834	2,494,210
Henkel AG & Co. KGaA	17,691	2,136,794
Henkel AG & Co. KGaA Preference Shares	31,784	4,368,274
HOCHTIEF AG	3,385	619,266
HUGO BOSS AG	10,084	705,030
Infineon Technologies AG	202,483	4,268,962
Innogy SE(d)	24,532	964,330
KS AG	35,264	901,740
Lanxess AG	16,645	1,258,479
Linde AG	32,911	6,223,575
MAN SE	5,739	614,437
Merck KGaA	23,098	2,785,923
METRO AG	33,622	1,133,362
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,604	5,759,819
OSRAM Licht AG	15,483	1,231,725
Porsche Automobil Holding SE Preference Shares	26,200	1,469,916
ProSiebenSat.1 Media SE	39,704	1,659,220
RWE AG(b)	93,356	1,857,494
SAP SE	174,466	18,197,379
Schaeffler AG Preference Shares	27,293	390,358
Siemens AG	135,796	18,640,064
Symrise AG	20,503	1,450,319
Telefonica Deutschland Holding AG	123,988	618,406
ThyssenKrupp AG	65,285	1,852,212
TUI AG	71,954	1,045,869
United Internet AG	23,007	1,263,355
Volkswagen AG	5,948	920,927
Volkswagen AG Preference Shares	32,620	4,961,252
Vonovia SE	83,908	3,327,055
Zalando SE(b)(d)	20,797	949,038

		229,304,507

Hong Kong – 3.4%
AIA Group, Ltd.	2,127,400	15,547,166
ASM Pacific Technology, Ltd.	41,900	566,256
Bank of East Asia, Ltd.	215,545	926,354
BOC Hong Kong Holdings, Ltd.	652,000	3,119,497
Cheung Kong Property Holdings, Ltd.	470,179	3,683,037
CK Hutchison Holdings, Ltd.	477,000	5,988,125
CK Infrastructure Holdings, Ltd.	115,000	966,380
CLP Holdings, Ltd.	287,500	3,042,036
First Pacific Co., Ltd.	314,000	231,685
Galaxy Entertainment Group, Ltd.	398,000	2,416,617
Hang Lung Group, Ltd.	145,000	599,953
Hang Lung Properties, Ltd.	325,000	811,829
Hang Seng Bank, Ltd.	136,400	2,853,297
Henderson Land Development Co., Ltd.	213,254	1,189,684
HK Electric Investments & HK Electric Investments, Ltd.(a)(d)	455,490	420,105
HKT Trust & HKT, Ltd.	679,000	892,408
Hong Kong & China Gas Co., Ltd.	1,479,500	2,782,194
Hong Kong Exchanges & Clearing, Ltd.	207,664	5,368,201
Hongkong Land Holdings, Ltd.	207,000	1,523,520
Hysan Development Co., Ltd.	105,000	501,028
Jardine Matheson Holdings, Ltd.	36,400	2,336,880
Jardine Strategic Holdings, Ltd.	38,500	1,605,065
Kerry Properties, Ltd.	118,000	400,566
Li & Fung, Ltd.	1,090,000	396,544
Link REIT	400,000	3,043,637
Melco Resorts & Entertainment, Ltd. ADR	45,923	1,030,971
MTR Corp., Ltd.	272,645	1,534,980
New World Development Co., Ltd.	979,221	1,243,085
NWS Holdings, Ltd.	274,810	540,717
PCCW, Ltd.	748,000	425,433
Power Assets Holdings, Ltd.	252,000	2,225,775
Sands China, Ltd.	414,000	1,895,932
Shangri-La Asia, Ltd.	264,000	447,753
Sino Land Co., Ltd.	578,256	948,149
SJM Holdings, Ltd.	434,000	457,547
Sun Hung Kai Properties, Ltd.	252,000	3,702,631
Swire Pacific, Ltd. Class A	79,500	776,521
Swire Properties, Ltd.	193,600	638,600
Techtronic Industries Co., Ltd.	258,000	1,186,481
WH Group, Ltd.(d)	1,383,309	1,396,342
Wharf Holdings, Ltd.	203,000	1,682,468
Wheelock & Co., Ltd.	151,000	1,139,302
Yue Yuen Industrial Holdings, Ltd.	111,000	460,696

		82,945,447

Ireland – 0.6%
Bank of Ireland(b)	5,121,610	1,343,534
CRH PLC	146,705	5,182,873
Experian PLC	167,229	3,421,246
James Hardie Industries PLC	75,134	1,181,446
Kerry Group PLC Class A	27,239	2,340,310

See accompanying notes to financial statements.

4

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Ireland – (continued)
Paddy Power Betfair PLC	14,637	$1,560,410
Ryanair Holdings PLC ADR(b)	4,490	483,169

		15,512,988

Israel – 0.6%
Azrieli Group, Ltd.	7,782	432,116
Bank Hapoalim BM	186,339	1,256,029
Bank Leumi Le-Israel BM	253,799	1,232,607
Bezeq The Israeli Telecommunication Corp., Ltd.	319,597	529,939
Check Point Software Technologies, Ltd.(b)	22,510	2,455,391
Elbit Systems, Ltd.	3,969	489,405
Frutarom Industries, Ltd.	6,562	457,933
Israel Chemicals, Ltd.	90,984	429,027
Mizrahi Tefahot Bank, Ltd.	25,993	472,427
Nice, Ltd.	10,564	831,975
Teva Pharmaceutical Industries, Ltd.	129,045	4,253,086
Teva Pharmaceutical Industries, Ltd. ADR	32,428	1,077,258

		13,917,193

Italy – 2.0%
Assicurazioni Generali SpA	221,359	3,638,107
Atlantia SpA	81,362	2,286,529
Enel SpA	1,441,611	7,718,013
Eni SpA	443,638	6,658,846
Ferrari NV	20,902	1,791,559
Intesa Sanpaolo SpA(e)	2,234,876	7,075,990
Intesa Sanpaolo SpA(e)	196,041	580,451
Leonardo SpA	71,372	1,184,418
Luxottica Group SpA	29,864	1,725,209
Mediobanca SpA	91,509	901,762
Poste Italiane SpA(d)	85,106	581,920
Prysmian SpA	37,010	1,086,953
Recordati SpA	19,949	808,181
Saipem SpA(a)(b)	109,611	404,304
Snam SpA	411,255	1,789,921
Telecom Italia RSP/Milano	963,350	708,693
Telecom Italia SpA/Milano(b)	1,980,406	1,825,072
Terna Rete Elettrica Nazionale SpA	257,268	1,386,736
UniCredit SpA(b)	351,751	6,559,450
UnipolSai Assicurazioni SpA	194,056	422,963

		49,135,077

Japan – 22.9%
ABC-Mart, Inc.	5,800	341,207
Acom Co., Ltd.(b)	91,400	417,303
Aeon Co., Ltd.	101,600	1,543,532
AEON Financial Service Co., Ltd.	20,500	433,864
Aeon Mall Co., Ltd.	16,200	318,925
Air Water, Inc.	25,000	459,238
Aisin Seiki Co., Ltd.	29,400	1,504,539
Ajinomoto Co., Inc.	95,100	2,053,757
Alfresa Holdings Corp.	29,300	565,086
Alps Electric Co., Ltd.	34,700	1,000,605
Amada Holdings Co., Ltd.	56,400	651,541
ANA Holdings, Inc.	198,000	687,960
Aozora Bank, Ltd.	228,000	868,494
Asahi Glass Co., Ltd.	35,000	1,473,389
Asahi Group Holdings, Ltd.	68,000	2,558,775
Asahi Kasei Corp.	222,000	2,385,769
Asics Corp.	27,100	502,156
Astellas Pharma, Inc.	381,800	4,670,560
Bandai Namco Holdings, Inc.	36,000	1,227,127
Bank of Kyoto, Ltd.	63,000	594,340
Benesse Holdings, Inc.	13,600	513,208
Bridgestone Corp.	115,500	4,975,258
Brother Industries, Ltd.	38,300	883,872
Calbee, Inc.	15,100	593,329
Canon, Inc.	188,700	6,408,679
Casio Computer Co., Ltd.	37,900	582,532
Central Japan Railway Co.	25,800	4,204,325
Chiba Bank, Ltd.	134,000	970,773
Chubu Electric Power Co., Inc.	117,800	1,564,761
Chugai Pharmaceutical Co., Ltd.	39,000	1,459,550
Chugoku Bank, Ltd.	30,400	454,539
Chugoku Electric Power Co., Inc.	44,000	485,190
Coca-Cola Bottlers Japan, Inc.	24,100	697,090
Concordia Financial Group, Ltd.	206,100	1,039,305
Credit Saison Co., Ltd.	28,200	550,648
CYBERDYNE, Inc.(a)(b)	22,800	303,364
Dai Nippon Printing Co., Ltd.	100,000	1,110,716
Dai-ichi Life Holdings, Inc.	187,300	3,378,101
Daicel Corp.	51,500	640,312
Daiichi Sankyo Co., Ltd.	95,600	2,252,164
Daikin Industries, Ltd.	44,400	4,532,467
Daito Trust Construction Co., Ltd.	12,200	1,899,600
Daiwa House Industry Co., Ltd.	100,200	3,422,638
Daiwa House REIT Investment Corp.	270	641,358
Daiwa Securities Group, Inc.	285,000	1,688,795
DeNA Co., Ltd.	17,400	389,626
Denso Corp.	84,000	3,545,105
Dentsu, Inc.	37,900	1,811,347
Disco Corp.	4,600	733,642
Don Quijote Holdings Co., Ltd.	19,000	720,363
East Japan Railway Co.	58,000	5,546,547
Eisai Co., Ltd.	45,400	2,507,182
Electric Power Development Co., Ltd.	23,900	590,906
FamilyMart UNY Holdings Co., Ltd.	14,500	829,788
FANUC Corp.	34,200	6,591,323
Fast Retailing Co., Ltd.	9,400	3,130,545
Fuji Electric Co., Ltd.	96,000	505,803
FUJIFILM Holdings Corp.	69,800	2,509,719
Fujitsu, Ltd.	356,000	2,622,791
Fukuoka Financial Group, Inc.	134,000	636,846
Hachijuni Bank, Ltd.	78,600	498,770
Hakuhodo DY Holdings, Inc.	41,000	544,064

See accompanying notes to financial statements.

5

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hamamatsu Photonics KK	27,400	$841,314
Hankyu Hanshin Holdings, Inc.	42,700	1,535,315
Hikari Tsushin, Inc.	3,900	410,271
Hino Motors, Ltd.	49,600	550,473
Hirose Electric Co., Ltd.	5,100	727,145
Hiroshima Bank, Ltd.	90,000	398,896
Hisamitsu Pharmaceutical Co., Inc.	10,400	497,971
Hitachi Chemical Co., Ltd.	19,900	593,316
Hitachi Construction Machinery Co., Ltd.	19,300	482,156
Hitachi High-Technologies Corp.	11,800	457,885
Hitachi Metals, Ltd.	40,500	563,021
Hitachi, Ltd.	858,000	5,264,375
Honda Motor Co., Ltd.	301,400	8,219,025
Hoshizaki Corp.	9,900	895,194
Hoya Corp.	69,900	3,628,753
Hulic Co., Ltd.	50,000	510,413
Idemitsu Kosan Co., Ltd.	17,100	485,484
IHI Corp.(b)	259,000	880,545
Iida Group Holdings Co., Ltd.	26,200	436,278
Inpex Corp.	165,400	1,591,291
Isetan Mitsukoshi Holdings, Ltd.	55,600	557,188
Isuzu Motors, Ltd.	90,300	1,113,882
ITOCHU Corp.	263,900	3,919,981
J Front Retailing Co., Ltd.	40,200	616,810
Japan Airlines Co., Ltd.	19,600	606,002
Japan Airport Terminal Co., Ltd.	8,200	313,448
Japan Exchange Group, Inc.	87,300	1,581,128
Japan Post Bank Co., Ltd.	75,600	967,540
Japan Post Holdings Co., Ltd.	80,000	992,524
Japan Prime Realty Investment Corp. REIT	138	478,382
Japan Real Estate Investment Corp. REIT	220	1,094,518
Japan Retail Fund Investment Corp. REIT	455	840,268
Japan Tobacco, Inc.	195,200	6,857,017
JFE Holdings, Inc.	86,700	1,505,058
JGC Corp.	34,100	552,957
JSR Corp.	33,300	574,066
JTEKT Corp.	38,300	559,706
JXTG Holdings, Inc.	552,000	2,410,701
Kajima Corp.	160,000	1,349,947
Kakaku.com, Inc.	26,600	381,860
Kamigumi Co., Ltd.	40,000	419,366
Kaneka Corp.	49,000	373,300
Kansai Electric Power Co., Inc.	121,200	1,668,711
Kansai Paint Co., Ltd.	32,200	740,806
Kao Corp.	88,100	5,231,428
Kawasaki Heavy Industries, Ltd.	268,000	791,883
KDDI Corp.	323,800	8,573,380
Keihan Holdings Co., Ltd.	84,000	533,784
Keikyu Corp.	87,000	1,047,624
Keio Corp.	105,000	878,426
Keisei Electric Railway Co., Ltd.	23,000	614,098
Keyence Corp.	17,200	7,552,937
Kikkoman Corp.	28,000	894,624
Kintetsu Group Holdings Co., Ltd.	314,000	1,210,057
Kirin Holdings Co., Ltd.	155,600	3,169,886
Kobe Steel, Ltd.(b)	53,600	550,502
Koito Manufacturing Co., Ltd.	20,100	1,033,980
Komatsu, Ltd.	165,100	4,194,357
Konami Holdings Corp.	15,400	855,251
Konica Minolta, Inc.	73,400	608,836
Kose Corp.	5,500	600,614
Kubota Corp.	189,700	3,186,710
Kuraray Co., Ltd.	66,900	1,213,441
Kurita Water Industries, Ltd.	17,800	484,763
Kyocera Corp.	56,100	3,248,368
Kyowa Hakko Kirin Co., Ltd.	50,400	936,141
Kyushu Electric Power Co., Inc.	69,300	841,271
Kyushu Financial Group, Inc.	61,500	388,070
Kyushu Railway Co.	26,000	843,450
Lawson, Inc.	9,100	636,579
LINE Corp.(a)(b)	8,000	275,899
Lion Corp.	39,000	807,351
LIXIL Group Corp.	48,600	1,215,000
M3, Inc.	34,600	953,070
Mabuchi Motor Co., Ltd.	9,600	477,608
Makita Corp.	37,600	1,390,424
Marubeni Corp.	286,000	1,847,444
Marui Group Co., Ltd.	39,800	586,586
Maruichi Steel Tube, Ltd.	10,400	302,207
Mazda Motor Corp.	100,900	1,408,074
McDonald’s Holdings Co., Japan, Ltd.	13,200	506,337
Mebuki Financial Group, Inc.	181,300	674,470
Medipal Holdings Corp.	28,900	534,480
MEIJI Holdings Co., Ltd.	22,400	1,816,162
MINEBEA MITSUMI, Inc.	69,000	1,108,446
Miraca Holdings, Inc.	9,700	435,965
MISUMI Group, Inc.	48,400	1,105,326
Mitsubishi Chemical Holdings Corp.	257,600	2,132,376
Mitsubishi Corp.	268,900	5,638,380
Mitsubishi Electric Corp.	344,100	4,947,433
Mitsubishi Estate Co., Ltd.	222,500	4,145,637
Mitsubishi Gas Chemical Co., Inc.	30,000	634,122
Mitsubishi Heavy Industries, Ltd.	579,000	2,369,386
Mitsubishi Materials Corp.	21,600	653,613
Mitsubishi Motors Corp.	116,800	769,242
Mitsubishi Tanabe Pharma Corp.	39,600	914,931
Mitsubishi UFJ Financial Group, Inc.	2,117,500	14,224,715
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	446,456
Mitsui & Co., Ltd.	303,400	4,335,250
Mitsui Chemicals, Inc.	173,000	916,118

See accompanying notes to financial statements.

6

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Mitsui Fudosan Co., Ltd.	155,000	$3,697,735
Mitsui OSK Lines, Ltd.	202,000	593,272
Mixi, Inc.	8,800	489,498
Mizuho Financial Group, Inc.	4,255,400	7,779,095
MS&AD Insurance Group Holdings, Inc.	80,700	2,710,589
Murata Manufacturing Co., Ltd.	34,100	5,180,554
Nabtesco Corp.(a)	18,700	543,392
Nagoya Railroad Co., Ltd.	146,000	680,883
NEC Corp.	451,000	1,196,137
Nexon Co., Ltd.(b)	38,900	768,583
NGK Insulators, Ltd.	45,900	914,650
NGK Spark Plug Co., Ltd.	29,600	629,356
NH Foods, Ltd.	33,000	1,002,982
Nidec Corp.	42,600	4,363,884
Nikon Corp.	60,100	960,659
Nintendo Co., Ltd.	20,000	6,707,013
Nippon Building Fund, Inc. REIT(a)	236	1,205,625
Nippon Electric Glass Co., Ltd.	15,200	552,617
Nippon Express Co., Ltd.	134,000	838,394
Nippon Paint Holdings Co., Ltd.	30,200	1,142,310
Nippon Prologis REIT, Inc.	256	545,447
Nippon Steel & Sumitomo Metal Corp.	129,200	2,918,384
Nippon Telegraph & Telephone Corp.	121,200	5,727,768
Nippon Yusen KK(b)	268,000	498,505
Nissan Chemical Industries, Ltd.	20,000	660,377
Nissan Motor Co., Ltd.	418,900	4,168,122
Nisshin Seifun Group, Inc.	33,100	543,516
Nissin Foods Holdings Co., Ltd.	9,400	587,291
Nitori Holdings Co., Ltd.	13,500	1,807,049
Nitto Denko Corp.	29,200	2,401,282
NOK Corp.	19,900	420,457
Nomura Holdings, Inc.	630,900	3,781,133
Nomura Real Estate Holdings, Inc.	22,600	443,311
Nomura Real Estate Master Fund, Inc.	666	911,038
Nomura Research Institute, Ltd.	21,800	858,535
NSK, Ltd.	61,300	765,432
NTT Data Corp.	112,500	1,251,558
NTT DOCOMO, Inc.	245,400	5,792,104
Obayashi Corp.	112,400	1,321,470
Obic Co., Ltd.	10,900	669,366
Odakyu Electric Railway Co., Ltd.	52,500	1,058,784
Oji Holdings Corp.	169,000	872,375
Olympus Corp.	49,900	1,820,844
Omron Corp.	33,200	1,440,459
Ono Pharmaceutical Co., Ltd.	73,200	1,596,771
Oracle Corp. Japan	7,400	480,117
Oriental Land Co., Ltd.	38,600	2,613,642
ORIX Corp.	230,200	3,564,863
Osaka Gas Co., Ltd.	311,000	1,271,845
Otsuka Corp.	9,100	564,498
Otsuka Holdings Co., Ltd.	69,700	2,971,369
Panasonic Corp.	391,900	5,315,554
Park24 Co., Ltd.	18,200	462,613
Pola Orbis Holdings, Inc.	16,800	442,876
Rakuten, Inc.	165,700	1,949,585
Recruit Holdings Co., Ltd.	196,800	3,382,172
Resona Holdings, Inc.	378,200	2,081,850
Ricoh Co., Ltd.	119,300	1,053,272
Rinnai Corp.	5,600	521,823
Rohm Co., Ltd.	17,300	1,328,756
Ryohin Keikaku Co., Ltd.	4,500	1,124,199
Sankyo Co., Ltd.	9,200	311,962
Santen Pharmaceutical Co., Ltd.	70,000	949,448
SBI Holdings, Inc.	38,100	516,093
Secom Co., Ltd.	37,100	2,814,859
Sega Sammy Holdings, Inc.	32,200	433,307
Seibu Holdings, Inc.	28,800	532,375
Seiko Epson Corp.	49,600	1,103,154
Sekisui Chemical Co., Ltd.	72,200	1,292,223
Sekisui House, Ltd.	106,600	1,878,023
Seven & i Holdings Co., Ltd.	132,000	5,436,953
Seven Bank, Ltd.	126,400	452,232
Sharp Corp.(a)(b)	285,000	1,057,716
Shimadzu Corp.	41,700	793,473
Shimamura Co., Ltd.	3,700	453,115
Shimano, Inc.	13,100	2,072,962
Shimizu Corp.	89,000	943,387
Shin-Etsu Chemical Co., Ltd.	69,000	6,254,583
Shinsei Bank, Ltd.	309,000	539,017
Shionogi & Co., Ltd.	53,200	2,963,499
Shiseido Co., Ltd.	67,100	2,385,167
Shizuoka Bank, Ltd.	86,000	776,878
Showa Shell Sekiyu KK	34,700	321,800
SMC Corp.	9,800	2,978,551
SoftBank Group Corp.	145,300	11,763,920
Sohgo Security Services Co., Ltd.	11,200	504,379
Sompo Holdings, Inc.	62,400	2,409,697
Sony Corp.	222,800	8,498,761
Sony Financial Holdings, Inc.	33,200	565,546
Stanley Electric Co., Ltd.	22,300	672,811
Start Today Co., Ltd.	37,400	920,354
Subaru Corp.	111,300	3,750,283
Sumitomo Chemical Co., Ltd.	269,000	1,546,582
Sumitomo Corp.	211,300	2,749,382
Sumitomo Dainippon Pharma Co., Ltd.	26,900	367,014
Sumitomo Electric Industries, Ltd.	129,100	1,987,745
Sumitomo Heavy Industries, Ltd.	94,000	619,918
Sumitomo Metal Mining Co., Ltd.	86,000	1,148,478
Sumitomo Mitsui Financial Group, Inc.	237,100	9,240,485
Sumitomo Mitsui Trust Holdings, Inc.	58,500	2,092,484
Sumitomo Realty & Development Co., Ltd.	62,000	1,911,979

See accompanying notes to financial statements.

7

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Sumitomo Rubber Industries, Ltd.(a)	29,600	$499,480
Sundrug Co., Ltd.	12,400	462,407
Suntory Beverage & Food, Ltd.	24,700	1,147,508
Suruga Bank, Ltd.	34,400	833,364
Suzuken Co., Ltd.	13,600	451,477
Suzuki Motor Corp.	62,600	2,969,544
Sysmex Corp.	27,800	1,660,182
T&D Holdings, Inc.	100,000	1,521,449
Taiheiyo Cement Corp.	200,000	728,017
Taisei Corp.	177,000	1,616,251
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	448,959
Taiyo Nippon Sanso Corp.	23,300	261,493
Takashimaya Co., Ltd.	53,000	504,245
Takeda Pharmaceutical Co., Ltd.	126,100	6,407,128
TDK Corp.	23,600	1,552,189
Teijin, Ltd.	31,200	600,064
Terumo Corp.	54,500	2,146,338
THK Co., Ltd.	21,300	602,830
Tobu Railway Co., Ltd.	184,000	1,003,845
Toho Co., Ltd.	18,800	578,925
Toho Gas Co., Ltd.	63,000	458,651
Tohoku Electric Power Co., Inc.	79,000	1,093,316
Tokio Marine Holdings, Inc.	120,900	5,004,503
Tokyo Electric Power Co. Holdings, Inc.(b)	268,100	1,104,755
Tokyo Electron, Ltd.	27,800	3,750,872
Tokyo Gas Co., Ltd.	334,000	1,736,883
Tokyo Tatemono Co., Ltd.	36,300	475,557
Tokyu Corp.	188,000	1,433,927
Tokyu Fudosan Holdings Corp.	90,400	534,226
Toppan Printing Co., Ltd.	94,000	1,030,687
Toray Industries, Inc.	266,000	2,226,057
Toshiba Corp.(a)(b)	741,000	1,792,487
Tosoh Corp.	94,000	962,923
TOTO, Ltd.	26,700	1,019,429
Toyo Seikan Group Holdings, Ltd.	28,500	480,918
Toyo Suisan Kaisha, Ltd.	14,500	555,558
Toyoda Gosei Co., Ltd.	9,700	231,277
Toyota Industries Corp.	28,700	1,509,585
Toyota Motor Corp.	461,600	24,209,761
Toyota Tsusho Corp.	37,100	1,111,085
Trend Micro, Inc.	19,800	1,020,310
Tsuruha Holdings, Inc.	6,500	690,148
Unicharm Corp.	71,000	1,783,215
United Urban Investment Corp. REIT	568	811,356
USS Co., Ltd.	36,100	717,438
West Japan Railway Co.	28,200	1,991,769
Yahoo! Japan Corp.	252,500	1,098,901
Yakult Honsha Co., Ltd.	14,300	973,612
Yamada Denki Co., Ltd.(a)	100,200	497,611
Yamaguchi Financial Group, Inc.	39,000	471,013
Yamaha Corp.	30,500	1,053,222
Yamaha Motor Co., Ltd.	49,600	1,279,288
Yamato Holdings Co., Ltd.	60,500	1,226,853
Yamazaki Baking Co., Ltd.	22,000	438,394
Yaskawa Electric Corp.	44,800	949,349
Yokogawa Electric Corp.	38,300	613,904
Yokohama Rubber Co., Ltd.	20,700	415,437

		565,070,570

Jordan – 0.0%(c)
Hikma Pharmaceuticals PLC	23,594	450,517

Luxembourg – 0.3%
ArcelorMittal(b)	118,841	2,691,906
Eurofins Scientific SE	1,931	1,086,114
Millicom International Cellular SA SDR	10,834	639,157
RTL Group SA(b)	6,365	479,932
SES SA	60,931	1,426,382
Tenaris SA	86,893	1,352,794

		7,676,285

Macau – 0.0%(c)
MGM China Holdings, Ltd.	169,200	376,267
Wynn Macau, Ltd.	272,400	636,471

		1,012,738

Mexico – 0.0%(c)
Fresnillo PLC	41,967	810,063

Netherlands – 4.2%
ABN AMRO Group NV(d)	52,960	1,401,966
Aegon NV	335,936	1,713,072
AerCap Holdings NV(b)	28,214	1,309,976
Akzo Nobel NV	45,133	3,916,843
Altice NV Class A(b)	71,703	1,651,973
Altice NV Class B(b)	19,053	439,073
ASML Holding NV	65,925	8,579,265
Boskalis Westminster	17,863	579,325
EXOR NV	20,181	1,090,796
Gemalto NV	15,050	902,035
Heineken Holding NV	18,480	1,691,458
Heineken NV	41,210	4,001,286
ING Groep NV	682,838	11,760,044
Koninklijke Ahold Delhaize NV	226,628	4,326,965
Koninklijke DSM NV	32,508	2,359,580
Koninklijke KPN NV	625,355	1,997,809
Koninklijke Philips NV	164,134	5,821,078
Koninklijke Vopak NV	14,298	662,088
NN Group NV	56,825	2,016,942
NXP Semiconductors NV(b)	47,872	5,239,590
Randstad Holding NV	22,428	1,307,663
Royal Dutch Shell PLC Class A	783,828	20,719,410
Royal Dutch Shell PLC Class B	664,985	17,815,499
Wolters Kluwer NV	54,922	2,321,799

		103,625,535

New Zealand – 0.2%
Auckland International Airport, Ltd.	174,607	911,551
Contact Energy, Ltd.	116,874	445,847
Fletcher Building, Ltd.	125,286	732,958
Mercury NZ, Ltd.	144,564	351,421

See accompanying notes to financial statements.

8

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
New Zealand – (continued)
Meridian Energy, Ltd.	192,725	$410,640
Ryman Healthcare, Ltd.	72,076	437,497
Spark New Zealand, Ltd.	345,222	955,476

		4,245,390

Norway – 0.6%
DNB ASA	167,297	2,835,999
Gjensidige Forsikring ASA	32,985	561,127
Marine Harvest ASA(b)	67,620	1,153,552
Norsk Hydro ASA	230,317	1,272,474
Orkla ASA	135,099	1,368,465
Schibsted ASA Class A	13,202	317,731
Schibsted ASA Class B	15,363	338,378
Statoil ASA	198,372	3,277,525
Telenor ASA	132,641	2,193,094
Yara International ASA	32,889	1,231,279

		14,549,624

Portugal – 0.2%
EDP – Energias de Portugal SA	433,534	1,415,659
Galp Energia SGPS SA	90,821	1,373,031
Jeronimo Martins SGPS SA	45,284	882,676

		3,671,366

Singapore – 1.3%
Ascendas REIT	402,050	762,139
CapitaLand Commercial Trust	343,000	413,538
CapitaLand Mall Trust REIT	390,000	559,429
CapitaLand, Ltd.	470,700	1,196,535
City Developments, Ltd.	72,400	564,224
ComfortDelGro Corp., Ltd.	335,000	559,611
DBS Group Holdings, Ltd.	318,313	4,794,866
Genting Singapore PLC	1,167,800	920,262
Global Logistic Properties, Ltd.	497,500	1,033,410
Golden Agri-Resources, Ltd.	1,326,600	361,314
Hutchison Port Holdings Trust	935,800	402,394
Jardine Cycle & Carriage, Ltd.	17,233	555,096
Keppel Corp., Ltd.	265,300	1,211,996
Oversea-Chinese Banking Corp., Ltd.	557,026	4,365,262
SATS, Ltd.	114,700	425,694
Sembcorp Industries, Ltd.	177,900	397,960
Singapore Airlines, Ltd.	91,100	669,595
Singapore Exchange, Ltd.	152,600	813,512
Singapore Press Holdings, Ltd.	306,400	718,794
Singapore Technologies Engineering, Ltd.	247,000	660,174
Singapore Telecommunications, Ltd.	1,445,000	4,082,543
StarHub, Ltd.(a)	120,500	238,051
Suntec Real Estate Investment Trust	417,500	567,037
United Overseas Bank, Ltd.	237,890	3,994,638
UOL Group, Ltd.	89,832	498,469
Wilmar International, Ltd.	251,600	612,165

		31,378,708

South Africa – 0.1%
Investec PLC	119,452	889,855
Mediclinic International PLC(a)	60,148	579,328
Mondi PLC	61,229	1,601,802

		3,070,985

Spain – 3.4%
Abertis Infraestructuras SA	124,284	2,299,219
ACS Actividades de Construccion y Servicios SA	42,964	1,657,513
Aena SA(d)	11,655	2,271,128
Amadeus IT Group SA	77,377	4,620,010
Banco Bilbao Vizcaya Argentaria SA	1,183,601	9,807,431
Banco de Sabadell SA	899,353	1,824,822
Banco Santander SA	2,572,452	16,993,786
Bankia SA	187,877	906,846
Bankinter SA(a)	127,076	1,168,913
CaixaBank SA	632,456	3,015,233
Distribuidora Internacional de Alimentacion SA	112,631	700,243
Enagas SA	40,604	1,136,932
Endesa SA(a)	54,326	1,249,764
Ferrovial SA	82,623	1,831,470
Gamesa Corp. Tecnologica SA	38,407	818,936
Gas Natural SDG SA	63,126	1,475,246
Grifols SA	52,762	1,467,433
Iberdrola SA	1,030,212	8,146,332
Industria de Diseno Textil SA	192,142	7,365,549
Mapfre SA	194,652	678,908
Red Electrica Corp. SA(a)	75,662	1,578,791
Repsol SA	212,186	3,242,917
Telefonica SA	793,040	8,174,887

		82,432,309

Sweden – 2.8%
Alfa Laval AB	52,525	1,073,597
Assa Abloy AB Class B	174,478	3,828,998
Atlas Copco AB Class A	117,510	4,500,030
Atlas Copco AB Class B	70,388	2,429,288
Boliden AB	47,714	1,300,538
Electrolux AB Series B	42,614	1,394,944
Essity AB Class B(b)	104,016	2,842,557
Getinge AB Class B	35,024	684,738
Hennes & Mauritz AB Class B	167,508	4,168,560
Hexagon AB Class B	46,996	2,231,524
Husqvarna AB Class B	80,679	800,616
ICA Gruppen AB	13,522	502,753
Industrivarden AB Class C	27,746	664,492
Investor AB Class B	81,515	3,923,753
Kinnevik AB Class B	41,542	1,270,214
L E Lundbergforetagen AB Class B	6,443	507,981
Lundin Petroleum AB(b)	30,763	591,221
Nordea Bank AB	539,305	6,854,366
Sandvik AB	200,656	3,152,144
Securitas AB Class B	56,568	952,352
Skandinaviska Enskilda Banken AB Class A	264,876	3,200,036
Skanska AB Class B	59,507	1,410,324
SKF AB Class B	69,664	1,409,873
Svenska Handelsbanken AB Class A	265,339	3,793,905
Swedbank AB Class A	158,474	3,857,315

See accompanying notes to financial statements.

9

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Sweden – (continued)
Swedish Match AB	35,442	$1,246,734
Tele2 AB Class B	66,816	698,694
Telefonaktiebolaget LM Ericsson Class B	544,886	3,892,251
Telia Co. AB	471,238	2,167,196
Volvo AB Class B	273,440	4,655,374

		70,006,368

Switzerland – 8.9%
ABB, Ltd.	353,330	8,736,860
Adecco Group AG(b)	29,333	2,232,941
Baloise Holding AG	8,886	1,375,142
Barry Callebaut AG(b)	370	509,226
Chocoladefabriken Lindt & Spruengli AG(e)	176	1,021,835
Chocoladefabriken Lindt & Spruengli AG(e)	18	1,256,513
Cie Financiere Richemont SA	92,566	7,636,103
Coca-Cola HBC AG(b)	29,579	867,560
Credit Suisse Group AG(b)	417,346	6,040,219
Dufry AG(b)	6,194	1,016,110
EMS-Chemie Holding AG	1,508	1,113,304
Geberit AG	6,593	3,078,776
Givaudan SA	1,608	3,220,534
Glencore PLC(b)	2,171,884	8,102,392
Julius Baer Group, Ltd.(b)	40,401	2,128,367
Kuehne + Nagel International AG	9,666	1,614,953
LafargeHolcim, Ltd.(b)	81,213	4,655,765
Lonza Group AG(b)	13,569	2,937,246
Nestle SA	551,599	48,066,555
Novartis AG	395,967	32,995,527
Pargesa Holding SA	7,650	582,747
Partners Group Holding AG	2,977	1,848,093
Roche Holding AG	124,580	31,767,802
Schindler Holding AG(e)	7,268	1,539,892
Schindler Holding AG(e)	3,944	818,741
SGS SA	968	2,347,095
Sika AG	377	2,425,020
Sonova Holding AG	9,633	1,566,186
STMicroelectronics NV(a)	113,126	1,621,855
Straumann Holding AG	1,786	1,017,348
Swatch Group AG(e)	5,182	1,916,093
Swatch Group AG(e)	10,693	782,170
Swiss Life Holding AG(b)	5,368	1,813,904
Swiss Prime Site AG(b)	13,273	1,207,203
Swiss Re AG	57,319	5,246,186
Swisscom AG	4,460	2,154,902
UBS Group AG(b)	647,456	10,979,675
Vifor Pharma AG	9,106	1,005,069
Wolseley PLC	44,561	2,728,001
Zurich Insurance Group AG	26,742	7,793,758

		219,767,668

United Kingdom – 15.4%
3i Group PLC	175,202	2,053,896
Aberdeen Asset Management PLC	149,307	585,706
Admiral Group PLC	38,319	996,982
Anglo American PLC(b)	226,888	3,017,892
Ashtead Group PLC	86,365	1,782,600
Associated British Foods PLC	64,314	2,452,753
AstraZeneca PLC	224,733	14,989,926
Auto Trader Group PLC(d)	186,149	918,833
Aviva PLC	720,370	4,921,909
Babcock International Group PLC	40,052	458,085
BAE Systems PLC	563,918	4,640,393
Barclays PLC	3,011,640	7,931,514
Barratt Developments PLC	177,650	1,300,323
Berkeley Group Holdings PLC	24,323	1,019,549
BP PLC	3,462,174	19,913,550
British American Tobacco PLC	329,794	22,421,706
British Land Co. PLC REIT	181,550	1,427,916
BT Group PLC	1,518,355	5,813,254
Bunzl PLC	59,591	1,771,042
Burberry Group PLC	77,992	1,682,720
Capita PLC	108,576	975,255
Centrica PLC	1,011,695	2,630,909
CNH Industrial NV	172,154	1,946,813
Cobham PLC	394,650	664,369
Coca-Cola European Partners PLC	40,293	1,633,742
Compass Group PLC	276,871	5,826,194
ConvaTec Group PLC(b)(d)	220,763	915,338
Croda International PLC	23,514	1,186,615
DCC PLC	15,020	1,363,764
Diageo PLC	442,754	13,046,484
Direct Line Insurance Group PLC	242,834	1,121,035
Dixons Carphone PLC	153,548	565,643
easyJet PLC	28,875	509,722
Fiat Chrysler Automobiles NV(b)	192,744	2,029,069
G4S PLC	281,805	1,194,789
GKN PLC	298,523	1,264,118
GlaxoSmithKline PLC	871,688	18,518,415
Hammerson PLC REIT	141,199	1,053,692
Hargreaves Lansdown PLC	41,443	700,897
HSBC Holdings PLC	3,478,788	32,160,080
IMI PLC	44,363	688,622
Imperial Brands PLC	170,002	7,615,115
Inmarsat PLC	87,430	873,899
InterContinental Hotels Group PLC	32,572	1,805,341
International Consolidated Airlines Group SA	120,036	951,367
Intertek Group PLC	27,259	1,493,158
Intu Properties PLC REIT	156,211	546,031
ITV PLC	648,668	1,528,453
J Sainsbury PLC	294,197	961,864
Johnson Matthey PLC	35,957	1,340,938
Kingfisher PLC	382,427	1,493,737
Land Securities Group PLC REIT	143,120	1,883,224
Legal & General Group PLC	1,060,029	3,556,594
Lloyds Banking Group PLC	12,586,228	10,814,779
London Stock Exchange Group PLC	56,826	2,691,262

See accompanying notes to financial statements.

10

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Marks & Spencer Group PLC	273,085	$1,182,294
Meggitt PLC	143,867	891,211
Merlin Entertainments PLC(d)	113,142	706,170
National Grid PLC	609,358	7,533,736
Next PLC	24,538	1,229,047
Old Mutual PLC	890,102	2,236,086
Pearson PLC	147,939	1,328,823
Persimmon PLC	54,546	1,588,513
Petrofac, Ltd.	44,356	254,664
Provident Financial PLC	26,726	844,633
Prudential PLC	454,863	10,404,762
Randgold Resources, Ltd.	16,737	1,479,442
Reckitt Benckiser Group PLC	117,068	11,836,770
RELX NV	173,255	3,556,908
RELX PLC	191,204	4,122,847
Rio Tinto PLC	218,475	9,200,405
Rio Tinto, Ltd.	74,844	3,632,273
Rolls-Royce Holdings PLC(b)	297,109	3,438,632
Royal Bank of Scotland Group PLC(b)	596,872	1,916,558
Royal Mail PLC	163,901	896,731
RSA Insurance Group PLC	177,620	1,420,078
Sage Group PLC	187,691	1,677,352
Schroders PLC	19,899	802,315
Segro PLC REIT	176,027	1,118,557
Severn Trent PLC	39,903	1,130,974
Sky PLC	185,923	2,400,555
Smith & Nephew PLC	154,134	2,652,812
Smiths Group PLC	68,772	1,426,622
SSE PLC	178,690	3,372,547
St James’s Place PLC	92,071	1,413,620
Standard Chartered PLC(b)	575,954	5,814,505
Standard Life PLC	350,606	1,817,579
Tate & Lyle PLC	75,937	652,986
Taylor Wimpey PLC	560,962	1,283,901
Tesco PLC(b)	1,423,757	3,121,767
Travis Perkins PLC	47,042	889,080
Unilever NV	289,287	15,943,004
Unilever PLC	225,840	12,188,888
United Utilities Group PLC	124,075	1,398,125
Vodafone Group PLC	4,681,237	13,240,701
Weir Group PLC	41,494	932,985
Whitbread PLC	32,926	1,696,654
Wm Morrison Supermarkets PLC	391,659	1,227,093
Worldpay Group PLC(d)	365,813	1,495,843
WPP PLC	225,588	4,729,462

		379,780,386

United States – 0.6%
Carnival PLC	31,788	2,097,583
Mobileye NV(b)	30,377	1,907,675
QIAGEN NV(b)	37,149	1,234,035
Shire PLC	133,677	7,358,848
Shire PLC ADR	8,899	1,470,738
Taro Pharmaceutical Industries, Ltd.(b)	2,744	307,493

		14,376,372

TOTAL COMMON STOCKS (Cost $2,206,458,558)		2,413,593,702

RIGHTS – 0.0%(c)
Spain – 0.0%(c)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17)(b)	42,964	34,302
Repsol SA (expiring 6/30/17)(b)	212,186	96,803

		131,105

TOTAL RIGHTS (Cost $137,238)		131,105

SHORT-TERM INVESTMENTS – 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(f)(g) (Cost $37,493,347)	37,493,347	37,493,347
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $11,533,636)	11,533,636	11,533,636

TOTAL SHORT-TERM INVESTMENTS (Cost $49,026,983)		49,026,983

TOTAL INVESTMENTS – 99.9% (Cost $2,255,622,779)		2,462,751,790
Other Assets in Excess of Liabilities – 0.1%		2,532,857

NET ASSETS – 100.0%		$2,465,284,647

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.

(b)	Non-income producing security.

(c)	Amount is less than 0.05% of net assets.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2017.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

11

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State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	09/15/2017	482	$45,539,360	$(101,133)

During the period ended June 30, 2017, average notional value related to futures contracts was $45,674,929 or 1.9% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$171,293,100	$–	$–	$171,293,100
Austria	5,816,560	–	–	5,816,560
Belgium	27,620,286	–	–	27,620,286
Chile	704,837	–	–	704,837
China	333,703	–	–	333,703
Denmark	43,646,173	–	–	43,646,173
Finland	24,586,883	–	–	24,586,883
France	246,852,064	–	–	246,852,064
Germany	229,304,507	–	–	229,304,507
Hong Kong	82,945,447	–	–	82,945,447
Ireland	15,512,988	–	–	15,512,988
Israel	13,917,193	–	–	13,917,193
Italy	49,135,077	–	–	49,135,077
Japan	565,070,570	–	–	565,070,570
Jordan	450,517	–	–	450,517
Luxembourg	7,676,285	–	–	7,676,285
Macau	1,012,738	–	–	1,012,738
Mexico	810,063	–	–	810,063
Netherlands	103,625,535	–	–	103,625,535
New Zealand	4,245,390	–	–	4,245,390
Norway	14,549,624	–	–	14,549,624
Portugal	3,671,366	–	–	3,671,366
Singapore	31,378,708	–	–	31,378,708
South Africa	3,070,985	–	–	3,070,985
Spain	82,432,309	–	–	82,432,309
Sweden	70,006,368	–	–	70,006,368
Switzerland	219,767,668	–	–	219,767,668
United Kingdom	379,780,386	–	–	379,780,386
United States	14,376,372	–	–	14,376,372
Rights
Spain	131,105	–	–	131,105
Short-Term Investments	49,026,983	–	–	49,026,983

Total Investments	$2,462,751,790	$–	$–	$2,462,751,790

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(101,133)	$–	$–	$(101,133)

Total Other Financial Instruments	$(101,133)	$–	$–	$(101,133)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

12

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	122,312,188	84,818,841	37,493,347	$37,493,347	$33,236
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	39,019,139	142,528,365	181,547,504	–	–	74,812
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	153,691,123	142,157,487	11,533,636	11,533,636	–

TOTAL		$39,019,139				$49,026,983	$108,048

See accompanying notes to financial statements.

13

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in unaffiliated issuers, at value* (Note 2)	$2,413,724,807
Investments in affiliated issuers, at value (Note 2)	49,026,983

Total investments	2,462,751,790
Foreign currency, at value	3,501,699
Cash at broker	1,687,000
Cash	5
Receivable from broker – variation margin on open futures contracts	322,915
Receivable for investments sold	29,932
Dividends receivable – unaffiliated issuers (Note 2)	4,754,113
Dividends receivable – affiliated issuers (Note 2)	22,260
Securities lending income receivable – affiliated issuers	77,748
Receivable for foreign taxes recoverable	4,181,009

Total assets	2,477,328,471

Liabilities
Payable upon return of securities loaned	11,533,636
Payable for investments purchased	357
Advisory fee payable (Note 4)	221,855
Custodian fees payable (Note 4)	124,907
Trustees’ fees and expenses payable (Note 5)	132,449
Professional fees payable	28,258
Printing and postage fees payable	2,362

Total liabilities	12,043,824

Net Assets	$2,465,284,647

Cost of Investments:
Investments in unaffiliated issuers	$2,206,595,796
Investments in affiliated issuers	49,026,983

Total cost of investments	$2,255,622,779

Foreign currency, at cost	$3,497,787

* Includes investments in securities on loan, at value	$19,290,291

See accompanying notes to financial statements.

14

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Operations

For the Period Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$8,586
Dividend income – unaffiliated issuers (Note 2)	50,373,178
Dividend income – affiliated issuers (Note 2)	108,048
Affiliated securities lending income – net (Note 9)	157,001
Foreign taxes withheld	(4,395,670)

Total investment income (loss)	46,251,143

Expenses
Advisory fee (Note 4)	1,242,989
Administration and custody fees	133,824
Trustees’ fees and expenses (Note 5)	168,812
Professional fees	38,529
Printing and postage fees	856
Insurance expense	181
Miscellaneous expenses	2,795

Total expenses	1,587,986

Net expenses	1,587,986

Net Investment Income (Loss)	44,663,157

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	(375,947)
Foreign currency transactions	243,027
Futures contracts	5,762,817

Net realized gain (loss)	5,629,897

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers	244,574,097
Foreign currency transactions	262,359
Futures contracts	103,725

Net change in unrealized appreciation/depreciation	244,940,181

Net realized and unrealized gain (loss)	250,570,078

Net Increase (Decrease) in Net Assets from Operations	$295,233,235

See accompanying notes to financial statements.

15

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	For the Period 4/29/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$44,663,157	$27,767,161
Net realized gain (loss)	5,629,897	(3,801,537)
Net change in unrealized appreciation/depreciation	244,940,181	(37,745,625)

Net increase (decrease) in net assets resulting from operations	295,233,235	(13,780,001)

Capital Transactions:
Contributions	319,534,547	1,989,271,659
In-kind subscriptions (Note 1)	–	31,466,206
Withdrawals	(130,547,813)	(25,893,186)

Net Increase (Decrease) in Net Assets from Capital Transactions	188,986,734	1,994,844,679

Net Increase (Decrease) in Net Assets During the Period	484,219,969	1,981,064,678

Net Assets at Beginning of Period	1,981,064,678	–

Net Assets at End of Period	$2,465,284,647	$1,981,064,678

*	Inception date.

See accompanying notes to financial statements.

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State Street International Developed Equity Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/17 (Unaudited)		For the Period 4/29/16* - 12/31/16
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,465,285		$1,981,065
Ratios to average net assets:
Total expenses	0.14	%(a)	0.15	%(a)
Net investment income (loss)	3.95	%(a)	2.57	%(a)
Total return(b)	13.96%		1.00%
Portfolio turnover rate	3	%(c)	1	%(c)

*	Commencement of operations.

(a)	Annualized.

(b)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.

(c)	Not annualized.

See accompanying notes to financial statements.

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State Street International Developed Equity Index Portfolio

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

18

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State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the

19

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017 is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no material transfers between levels for the six months ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the Portfolio entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

The following summarizes the value of the Portfolio’s derivative instruments as of June 30, 2017 and the related location in the accompanying Statement of Assets, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(101,133)	$–	$(101,133)

(a)	Unrealized depreciation on open futures contracts.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$–	$–	$–	$5,762,817	$–	$5,762,817

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$–	$–	$–	$103,725	$–	$103,725

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios.

Other Transactions with Affiliates – Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars. The Portfolio has not made any payments to the Independent Trustees during the period ended June 30, 2017.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2017, were as follows:

	Other Securities
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$307,330,550	$73,759,830

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,248,427,650	$265,857,871	$63,067,367	$202,790,504

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

State Street International Developed Equity Index Portfolio

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$11,533,636	$–	$–	$–	$11,533,636
Total Borrowings	$11,533,636	$–	$–	$–	$11,533,636
Gross amount of recognized liabilities for securities lending transactions.					$11,533,636

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participant may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2017.

10.	Risks

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

11.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,139.60	$0.74	$1,024.10	$0.70

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes:

•	Comparisons of the State Street Hedged International Developed Equity Index Fund’s (the “HIDE Fund”) performance over the one-year period ended December 31, 2016, to the

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund”, and together with the HIDE Fund, the “Funds”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the HIDE Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and

•	Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the HIDE Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

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Other Information — (continued)

June 30, 2017 (Unaudited)

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent, fund accountant and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business

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Other Information — (continued)

June 30, 2017 (Unaudited)

judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Portfolio’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the HIDE Fund. The Board compared the HIDE Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance

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Other Information — (continued)

June 30, 2017 (Unaudited)

Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.

The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Feeder Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

The Board considered the investment advisory fee for the State Street International Developed Equity Index Portfolio in the context of its overall master-feeder arrangement with the State Street International Developed Equity Index Fund. The Board considered that the actual management fee for the State Street International Developed Equity Index Fund was below the median of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and

33

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

34

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SSIITHIDESAR

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 2)	$10,236,294,210
Receivable for fund shares sold	100

Total assets	10,236,294,310

Liabilities
Due to custodian (Note 3)	550
Administration fees payable (Note 3)	422,516
Shareholder servicing fee payable (Note 3)	215,057
Distribution fees payable (Note 3)	40,039
Transfer agent fees payable (Note 3)	326,241
Distribution payable	1,060,635
Registration and filing fees payable	26,669
Professional fees payable	18,310
Printing fees payable	86,817
Accrued expenses and other liabilities	312,307

Total liabilities	2,509,141

Net Assets	$10,233,785,169

Net Assets Consist of:
Paid-in Capital	$10,232,565,123
Undistributed (distribution in excess of) net investment income (loss)	99,748
Accumulated net realized gain (loss) on investments	331,452
Net unrealized appreciation (depreciation) on:
Investments	788,846

Net Assets	$10,233,785,169

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statement of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

Premier Class
Net assets	$7,960,367,106
Shares outstanding	7,959,948,160

Net asset value, offering and redemption price per share	$1.0001

Investment Class
Net assets	$5,577,314
Shares outstanding	5,577,316

Net asset value, offering and redemption price per share	$1.0000

Administration Class
Net assets	$1,185,896,108
Shares outstanding	1,185,824,457

Net asset value, offering and redemption price per share	$1.0001

Trust Class
Net assets	$1,081,944,641
Shares outstanding	1,081,880,534

Net asset value, offering and redemption price per share	$1.0001

Cost of Investments:
Investments in corresponding Portfolio	$10,235,505,364

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$48,226,131
Expenses allocated from Portfolio (Note 2)	(2,954,477)

Total investment income (loss) allocated from Portfolio	45,271,654

Expenses
Administration fees (Note 3)
Premier Class	1,861,277
Investment Class	1,385
Administration Class	231,856
Trust Class	283,150
Shareholder servicing fees – (Note 3)
Investment Class	6,920
Administration Class	927,423
Trust Class	328,454
Distribution fees (Note 3)
Investment Class	2,767
Administration Class	231,856
Custodian fees (Note 3)	8,565
Transfer agent fees (Note 3)	192,965
Registration and filing fees	37,032
Professional fees	15,707
Printing fees	49,150
Insurance expense	158,199
Miscellaneous expenses	104,039

Total expenses	4,440,745

Net Investment Income (Loss)	40,830,909

Realized Gain (Loss)
Net realized gain (loss) on:
Investments allocated from Portfolio	18,926
Net change in unrealized appreciation/depreciation on:
Investments allocated from Portfolio	(11,805)

Net Realized and Unrealized Gain (Loss)	7,121

Net Increase (Decrease) in Net Assets from Operations	$40,838,030

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$40,830,909	$153,171,976
Net realized gain (loss)	18,926	312,526
Net change in unrealized appreciation/depreciation	(11,805)	800,651

Net increase (decrease) in net assets resulting from operations	40,838,030	154,285,153

Distributions to Shareholders from:
Net investment income
Premier Class	(33,147,035)	(143,145,124)
Investment Class	(14,892)	(158,048)
Class M(b)	–	(5,299,279)
Administration Class	(2,961,686)	(1,022,962)
Trust Class	(4,707,296)	(3,546,563)

Total distributions from net investment income	(40,830,909)	(153,171,976)

Net Increase (Decrease) from Beneficial Interest Transactions:
Premier Class
Shares sold	36,696,317,308	251,473,026,109
Reinvestment of distributions	30,106,807	120,231,866
Shares redeemed	(35,021,426,257)	(290,546,116,225)

Net increase (decrease) from capital share transactions	1,704,997,858	(38,952,858,250)

Investment Class
Shares sold	–	516,566,534
Reinvestment of distributions	15	36,115
Shares redeemed	(4,790)	(996,313,730)

Net increase (decrease) from capital share transactions	(4,775)	(479,711,081)

Class M(b)
Shares sold	–	8,968,030,576
Reinvestment of distributions	–	5,299,141
Shares redeemed	–	(10,428,845,893)

Net increase (decrease) from capital share transactions	–	(1,455,516,176)

Administration Class
Shares sold	4,856,617,277	4,071,788,298
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA Money Market Fund (Note 7)	–	2,354,704,640
Reinvestment of distributions	1,436,863	485,658
Shares redeemed	(4,470,615,113)	(5,628,620,190)

Net increase (decrease) from capital share transactions	387,439,027	798,358,406

Trust Class
Shares sold	3,560,754,980	2,600,335,538
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA Prime Money Market Fund (Note 7)	–	6,066,320,728
Reinvestment of distributions	4,073,520	3,491,765
Shares redeemed	(3,694,098,098)	(7,459,166,451)

Net increase (decrease) from capital share transactions	(129,269,598)	1,210,981,580

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,963,162,512	(38,878,745,521)

Net Increase (Decrease) in Net Assets During the Period	1,963,169,633	(38,877,632,344)

Net Assets at Beginning of Period	8,270,615,536	47,148,247,880

Net Assets at End of Period	$10,233,785,169	$8,270,615,536

Undistributed (distribution in excess of) net investment income (loss)	$99,748	$99,748

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statements of Changes in Net Assets — (continued)

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Shares of Beneficial Interest:
Premier Class
Shares sold	36,692,611,224	251,471,826,468
Reinvestment of distributions	30,103,797	120,231,263
Shares redeemed	(35,017,826,966)	(290,544,374,626)

Net increase (decrease) from share transactions	1,704,888,055	(38,952,316,895)

Investment Class
Shares sold	–	516,587,780
Reinvestment of distributions	15	36,115
Shares redeemed	(4,790)	(996,313,195)

Net increase (decrease) from share transactions	(4,775)	(479,689,300)

Class M(b)
Shares sold	–	8,968,049,339
Reinvestment of distributions	–	5,299,142
Shares redeemed	–	(10,428,845,893)

Net increase (decrease) from share transactions	–	(1,455,497,412)

Administration Class
Shares sold	4,856,161,777	4,071,956,198
Shares issued in connection with the tax-free transfer of assets from SSGA Money Market Fund (Note 7)	–	2,354,704,640
Reinvestment of distributions	1,436,719	485,647
Shares redeemed	(4,470,188,286)	(5,628,732,238)

Net increase (decrease) from share transactions	387,410,210	798,414,247

Trust Class
Shares sold	3,560,372,740	2,600,197,438
Shares issued in connection with the tax-free transfer of assets from SSGA Prime Money Market Fund (Note 7)	–	6,066,320,728
Reinvestment of distributions	4,073,041	3,491,629
Shares redeemed	(3,693,718,442)	(7,458,856,600)

Net increase (decrease) from share transactions	(129,272,661)	1,211,153,195

(a)	For Administration Class and Trust Class shares, data is for the period August 29, 2016 (inception date) through December 31, 2016.

(b)	Class M Shares liquidated on September 30, 2016.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$1.0001		$1.0000	$1.0000	$1.0000	$1.0000		$1.0000

Income (Loss) From Investment Operations:
Net investment income (loss)	0.0044		0.0045	0.0012 (b)	0.0008 (b)	0.0010	(b)	0.0020	(b)
Net realized gain (loss)	–		0.0001	0.0000 (c)	(0.0001)	0.0000	(c)	0.0000	(c)

Total from investment operations	0.0044		0.0046	0.0012	0.0007	0.0010		0.0020

Distributions to Shareholders From:
Net investment income	(0.0044)		(0.0045)	(0.0012)	(0.0007)	(0.0010)		(0.0020)
Net realized gains	–		–	–	–	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0044)		(0.0045)	(0.0012)	(0.0007)	(0.0010)		(0.0020)

Net asset value, end of period	$1.0001		$1.0001	$1.0000	$1.0000	$1.0000		$1.0000

Total return(d)	0.45%		0.45%	0.12%	0.07%	0.10%		0.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,960,367		$6,255,384	$45,207,442	$37,932,781	$29,850,029		$24,408,802
Ratios to average net assets:
Total expenses	0.12	%(e)	0.12%	0.12%	0.12%	0.12%		0.12%
Net investment income (loss)	0.89	%(e)	0.43%	0.12%	0.07%	0.10%		0.20%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(c)	Amount is less than $0.00005 per share.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

6

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000

Income (Loss) From Investment Operations
Net investment income (loss)	0.0027		0.0010	0.0000	(b)(c)	0.0000	(b)(c)	0.0000	(b)(c)	0.0000	(b)(c)
Net realized gain (loss)	–		0.0000 (c)	0.0000	(c)	0.0000	(c)	0.0000	(c)	0.0000	(c)

Total from investment operations	0.0027		0.0010	0.0000	(c)	0.0000	(c)	0.0000	(c)	0.0000	(c)

Distributions to Shareholders From:
Net investment income	(0.0027)		(0.0010)	–		–		(0.0000	)(c)	(0.0000	)(c)
Net realized gains	–		–	–		–		(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0027)		(0.0010)	–		–		(0.0000	)(c)	(0.0000	)(c)

Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000

Total return(d)	0.27%		0.10%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,577		$5,582	$485,292		$726,910		$1,013,152		$961,168
Ratios to average net assets:
Total expenses	0.47	%(f)	0.47%	0.47%		0.47%		0.47%		0.47%
Net expenses	0.47	%(f)	0.46%	0.24%		0.19%		0.22%		0.32%
Net investment income (loss)	0.54	%(f)	0.08%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(c)	Amount is less than $0.00005 per share.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Amount is less than 0.005%.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

7

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Administration Class
	Six Months Ended 6/30/17 (Unaudited)		For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (Loss) From Investment Operations:
Net investment income (loss)	0.0032		0.0008
Net realized gain (loss)	0.0001		0.0000	(b)

Total from investment operations	0.0033		0.0008

Distributions to Shareholders From:
Net investment income	(0.0032)		(0.0008)

Net asset value, end of period	$1.0001		$1.0000

Total return(c)	0.33%		0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,185,896		$798,447
Ratios to average net assets:
Total expenses	0.37	%(d)	0.38	%(d)
Net investment income (loss)	0.64	%(d)	0.22	%(d)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

8

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Trust Class
	Six Months Ended 6/30/17 (Unaudited)		For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (Loss) From Investment Operations:
Net investment income (loss)	0.0041		0.0015
Net realized and unrealized gain (loss)	0.0001		0.0000	(b)

Total from investment operations	0.0042		0.0015

Distributions to Shareholders From:
Net investment income	(0.0041)		(0.0015)

Net asset value, end of period	$1.0001		$1.0000

Total return(c)	0.42%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,081,945		$1,211,202
Ratios to average net assets:
Total expenses	0.18	%(d)	0.19	%(d)
Net investment income (loss)	0.83	%(d)	0.39	%(d)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

9

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to only the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Administration Class Premier Class Service Class Institutional Class Investment Class Investor Class Trust Class	August 29, 2016 August 12, 2004 Not commenced Not commenced October 15, 2007 Not commenced August 29, 2016	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (100.00% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating net asset value (“NAV”) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Board determines such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund uses a floating rate NAV. The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. Effective October 12, 2016, The Board has permitted to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.

10

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The summary of the inputs used for the Portfolio, as of June 30, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of the Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2017, SSGA FM has not recouped any expenses from the Fund. The Fund had no waived/reduced fees subject to potential recovery at year-end.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a Distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, respectively, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended June 30, 2017, the Fund paid $234,623 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended June 30, 2017, SSGA FD paid $9,678 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Administration Class shares and Trust Class shares made payments for these services at an annual rate up to 0.25%, 0.20% and 0.058%, respectively, of the eligible average daily net assets of Investment Class shares, Administration Class shares and Trust Class shares, respectively. During the period ended June 30, 2017, the Fund’s Investment Class shares, Administration Class shares and Trust Class shares paid SSGA FD $6,920, $927,423 and $328,454, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Due to Custodian

In certain circumstances, the Fund may have cash overdrafts with the custodian. The Due to Custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund. The State Street Institutional Liquid Reserves Fund had cash overdraft related to expense payments.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems Inc., and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$10,235,505,364	$788,846	$–	$788,846

6.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Reorganization

On August 29, 2016, State Street Institutional Liquid Reserves Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA Prime Money Market Fund and SSGA Money Market Fund (“Acquired Funds”) in exchange for Trust Class shares and Administration Class shares, respectively, of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

The reorganization provides shareholders of the Acquired Funds access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of SSGA Prime Money Market Fund Class N exchanged, a shareholder received one share of the Fund’s Trust Class. For every one share of SSGA Money Market Fund Class N exchanged, a shareholder received one share of the Fund’s Administration Class.

The Fund received net assets from SSGA Prime Money Market Fund and SSGA Money Market Fund as the result of the tax-free reorganization as follows:

	Shares of the Fund Issued	Net Assets Received from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
SSGA Prime Money Market Fund	6,066,320,728	$6,066,228,367	$39,460,950,822	$47,881,920,211
SSGA Money Market Fund	2,354,704,640	$2,354,741,022	$39,460,950,822	$47,881,920,211

Immediately following, the Fund transferred to the Portfolio all of the assets and liabilities received from the Acquired Fund in exchange for an interest in the Portfolio.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2016, are as follows:

Net Investment income (loss)	$173,463,883
Total net realized and unrealized gain (loss)	$1,139,893
Net increase (decrease) in net assets resulting from operations	$174,603,776

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2016.

The statement of operations, statement of changes in net assets and the financial highlights for the current period do not include any pre-merger activity of the Acquired Funds and prior reporting periods of the accounting survivor (the Fund) are not restated.

8.	New Accounting Pronouncement

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Premier Class	0.12	1,004.50	0.60	1,024.20	0.60
Investment Class	0.47	1,002.70	2.33	1,022.50	2.36
Administration Class	0.37	1,003.30	1.84	1,023.00	1.86
Trust Class	0.18	1,004.20	0.89	1,023.90	0.90

(a)

Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•

Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund

[1]	Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

(the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory

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Other Information — (continued)

June 30, 2017 (Unaudited)

Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Liquid Reserves Fund. The Board considered that the Fund (a) equaled the median of its Performance Group for the 1-, 3- and 10-year periods and its Lipper Index for the 1-year period, and (b) outperformed the median of its Performance Group for the 5-year period, its Lipper Index for the 3-, 5- and 10-year periods and the median of it Performance Universe for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of your Fund:

State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

23

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

24

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

25

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Certificates of Deposit	32.2%
Other Notes	27.1
Financial Company Commercial Paper	17.0
Asset Backed Commercial Paper	13.1
Treasury Repurchase Agreements	5.6
Government Agency Repurchase Agreements	4.2
Other Commercial Paper	0.8
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	53.9%
31 to 60 Days	9.4
61 to 90 Days	13.6
Over 90 Days	23.1
Total	100.0%
Average days to maturity	26
Weighted average life	56

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount is less than 0.05% of net assets.

1

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 13.1%
Alpine Securitization Ltd.(a)	1.220%	08/01/2017	08/01/2017	$50,000,000	$49,944,844
Alpine Securitization Ltd.(a)	1.250%	08/31/2017	08/31/2017	50,000,000	49,891,328
Antalis SA(a)	1.200%	07/07/2017	07/07/2017	65,000,000	64,984,960
Antalis SA(a)	1.250%	09/06/2017	09/06/2017	40,000,000	39,904,196
Atlantic Asset Securitization LLC(a)	1.040%	07/03/2017	07/03/2017	100,000,000	99,990,042
Bennington Stark Capital Co. LLC(a)	1.250%	07/17/2017	07/17/2017	75,000,000	74,957,323
Collateralized Commercial Paper Co. LLC(a)	1.250%	09/06/2017	09/06/2017	85,000,000	84,796,416
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.31%(b)	1.526%	07/26/2017	10/26/2017	100,000,000	100,077,388
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.47%(b)	1.556%	07/06/2017	07/06/2017	100,000,000	100,006,606
Crown Point Cap Co.(a)	1.320%	09/27/2017	09/27/2017	75,000,000	74,760,998
Kells Funding LLC(a)	1.120%	07/24/2017	07/24/2017	75,000,000	74,940,300
Kells Funding LLC(a)	1.200%	09/08/2017	09/08/2017	50,000,000	49,879,444
Liberty Funding LLC(a)	1.240%	09/21/2017	09/21/2017	45,000,000	44,866,889
Liberty Funding LLC(a)	1.250%	09/27/2017	09/27/2017	48,500,000	48,345,446
LMA SA(a)	1.040%	07/03/2017	07/03/2017	100,000,000	99,990,125
LMA SA(a)	1.350%	10/03/2017	10/03/2017	50,000,000	49,828,604
Matchpoint Finance PLC(a)	1.210%	09/01/2017	09/01/2017	50,000,000	49,882,487
Nieuw Amsterdam Receivables Corp.(a)	1.270%	09/15/2017	09/15/2017	85,000,000	84,764,198
Victory Receivables Corp.(a)	1.330%	09/15/2017	09/15/2017	100,000,000	99,684,086

TOTAL ASSET BACKED COMMERCIAL PAPER					1,341,495,680

CERTIFICATES OF DEPOSIT – 32.2%
Bank of Montreal(a)	1.220%	09/15/2017	09/15/2017	50,000,000	49,993,820
Bank of Montreal(a)	1.110%	08/09/2017	08/09/2017	50,000,000	49,992,122
Bank of Montreal, 1 Month USD LIBOR + 0.13%(b)	1.206%	07/03/2017	11/03/2017	75,000,000	75,009,199
Bank of Montreal(a)	1.310%	10/02/2017	10/02/2017	42,000,000	42,002,837
Bank of Montreal, 3 Month USD LIBOR + 0.17%(b)	1.356%	08/23/2017	05/23/2018	80,000,000	80,039,110
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.130%	07/05/2017	07/05/2017	50,000,000	49,999,610
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.240%	09/11/2017	09/11/2017	75,000,000	75,000,119
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.250%	09/21/2017	09/21/2017	100,000,000	99,999,271
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.260%	10/10/2017	10/10/2017	50,000,000	49,997,032
BNP Paribas(a)	1.280%	10/02/2017	10/02/2017	100,000,000	100,007,970
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.29%(b)	1.341%	07/03/2017	12/01/2017	50,000,000	50,047,977
Citibank NA(a)	1.220%	09/15/2017	09/15/2017	75,000,000	74,993,293
Citibank NA(a)	1.240%	10/06/2017	10/06/2017	50,000,000	49,991,587
Citibank NA(a)	1.300%	10/03/2017	10/03/2017	75,000,000	75,000,555

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Citibank NA(a)	1.300%	10/12/2017	10/12/2017	$50,000,000	$49,998,610
Credit Agricole Corporate & Investment Bank(a)	1.000%	07/05/2017	07/05/2017	100,000,000	99,997,307
Credit Agricole Corporate & Investment Bank(a)	1.240%	09/21/2017	09/21/2017	75,000,000	74,998,354
Credit Suisse(a)	1.150%	07/19/2017	07/19/2017	33,000,000	32,999,400
Credit Suisse(a)	1.150%	07/27/2017	07/27/2017	34,000,000	33,998,790
Credit Suisse(a)	1.150%	07/28/2017	07/28/2017	33,000,000	32,998,731
ING Bank NV(a)	1.210%	07/06/2017	07/06/2017	55,000,000	55,000,000
ING Bank NV(a)	1.230%	08/07/2017	08/07/2017	115,000,000	115,000,000
ING Bank NV, 1 Month USD LIBOR + 0.23%(b)	1.306%	07/04/2017	11/06/2017	53,000,000	53,000,000
ING Bank NV, 1 Month USD LIBOR + 0.26%(b)	1.474%	07/21/2017	10/16/2017	51,000,000	51,000,000
Lloyds Bank PLC, 1 Month USD LIBOR + 0.15%(b)	1.226%	07/03/2017	11/03/2017	75,000,000	75,016,117
Lloyds Bank PLC, 1 Month USD LIBOR + 0.45%(b)	1.662%	07/20/2017	07/20/2017	75,000,000	75,020,148
Mizuho Bank Ltd.(a)	1.120%	07/05/2017	07/05/2017	75,000,000	74,999,415
Nordea Bank AB(a)	0.990%	07/03/2017	07/03/2017	75,000,000	74,998,799
Norinchukin Bank(a)	1.200%	08/02/2017	08/02/2017	115,000,000	115,000,834
Norinchukin Bank(a)	1.220%	09/20/2017	09/20/2017	75,000,000	74,995,228
Rabobank Nederland NV(a)	1.240%	10/05/2017	10/05/2017	18,000,000	17,998,884
Royal Bank of Canada, 3 Month USD LIBOR + 0.13%(b)	1.358%	09/12/2017	06/12/2018	75,000,000	74,996,988
Royal Bank of Canada, 1 Month USD LIBOR + 0.35%(b)	1.434%	07/07/2017	03/07/2018	100,000,000	100,120,132
Royal Bank of Canada, 1 Month USD LIBOR + 0.24%(b)	1.449%	07/19/2017	04/19/2018	72,000,000	72,029,648
Royal Bank of Canada, 1 Month USD LIBOR + 0.44%(b)	1.516%	07/05/2017	08/04/2017	100,000,000	100,042,593
Royal Bank of Canada, 1 Month USD LIBOR + 0.46%(b)	1.676%	07/24/2017	10/24/2017	48,000,000	48,058,190
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.26%(b)	1.387%	07/13/2017	10/13/2017	50,000,000	50,017,964
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.12%(b)	1.279%	07/17/2017	12/15/2017	50,000,000	50,004,190
Swedbank AB(a)	1.110%	07/05/2017	07/05/2017	100,000,000	99,999,416
Toronto-Dominion Bank(a)	1.300%	09/28/2017	09/28/2017	100,000,000	100,014,719
Toronto-Dominion Bank(a)	1.300%	09/28/2017	09/28/2017	75,000,000	75,011,065
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.34%(b)	1.416%	07/03/2017	03/05/2018	50,000,000	50,058,407
UBS AG(a)	1.200%	09/06/2017	09/06/2017	75,000,000	74,987,101

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.10%(b)	1.189%	07/10/2017	11/09/2017	$50,000,000	$50,004,136
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.12%(b)	1.329%	07/18/2017	10/18/2017	67,500,000	67,512,439
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.46%(b)	1.546%	07/06/2017	08/07/2017	150,000,000	150,072,748
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.46%(b)	1.577%	07/10/2017	08/10/2017	104,000,000	104,053,435

TOTAL CERTIFICATES OF DEPOSIT					3,296,078,290

FINANCIAL COMPANY COMMERCIAL PAPER – 17.0%
Bank of Nova Scotia, 1 Month USD LIBOR + 0.28%(b)	1.331%	07/03/2017	12/01/2017	75,000,000	75,052,771
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.372%	08/21/2017	02/21/2018	49,000,000	49,026,898
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.386%	08/23/2017	02/23/2018	32,000,000	32,017,823
BNP Paribas(a)	1.150%	07/05/2017	07/05/2017	125,000,000	124,979,445
Caisse des Depots et Consignations(a)	1.100%	07/03/2017	07/03/2017	100,000,000	99,991,758
Caisse des Depots et Consignations(a)	1.130%	07/25/2017	07/25/2017	50,000,000	49,963,368
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.17%(b)	1.256%	07/03/2017	06/01/2018	75,000,000	75,026,962
DBS Bank Ltd.(a)	1.120%	08/01/2017	08/01/2017	85,000,000	84,910,769
DBS Bank Ltd.(a)	1.170%	08/24/2017	08/24/2017	84,038,000	83,884,316
DBS Bank Ltd.(a)	1.310%	10/10/2017	10/10/2017	100,000,000	99,648,100
DBS Bank Ltd.(a)	1.310%	10/12/2017	10/12/2017	100,000,000	99,640,622
Erste Abwicklungsanstalt(a)	1.140%	08/16/2017	08/16/2017	65,000,000	64,901,476
National Australia Bank Ltd., 3 Month USD LIBOR + 0.14%(b)	1.290%	07/07/2017	04/06/2018	50,000,000	50,020,035
National Australia Bank Ltd., 1 Month USD LIBOR + 0.37%(b)	1.586%	07/24/2017	10/23/2017	75,000,000	75,069,097
Nordea Bank AB(a)	1.215%	09/12/2017	09/12/2017	80,000,000	79,800,365
NRW.BANK(a)	1.045%	07/10/2017	07/10/2017	100,000,000	99,967,944
NRW.BANK(a)	1.070%	07/20/2017	07/20/2017	50,000,000	49,967,556
NRW.BANK(a)	1.090%	07/18/2017	07/18/2017	75,000,000	74,956,312
Sumitomo Mitsui Banking Corp.(a)	1.150%	07/28/2017	07/28/2017	75,000,000	74,929,591
Toronto-Dominion Bank(a)	1.030%	07/11/2017	07/11/2017	75,000,000	74,972,408
Toronto-Dominion Bank(a)	1.110%	07/06/2017	07/06/2017	125,000,000	124,974,959
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	1.439%	07/13/2017	04/13/2018	53,000,000	53,034,858
Westpac Banking Corp., 1 Month USD LIBOR + 0.36%(b)	1.572%	07/20/2017	08/18/2017	40,000,000	40,019,739

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,736,757,172

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER COMMERCIAL PAPER – 0.8%
General Electric Co.(a)	1.080%	07/03/2017	07/03/2017	$50,000,000	$49,995,584
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.15%(b)	1.239%	07/10/2017	03/05/2018	33,000,000	32,987,901

TOTAL OTHER COMMERCIAL PAPER					82,983,485

OTHER NOTES – 27.1%
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.191%	07/03/2017	01/02/2018	74,000,000	73,992,748
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.200%	07/05/2017	01/04/2018	50,000,000	49,997,523
Bank of America NA, 1 Month USD LIBOR + 0.12%(b)	1.329%	07/17/2017	11/17/2017	50,000,000	49,998,180
Bank of America NA, 1 Month USD LIBOR + 0.38%(b)	1.497%	07/05/2017	07/05/2017	75,000,000	75,000,000
Bank of Nova Scotia(a)	1.060%	07/03/2017	07/03/2017	225,000,000	225,000,000
BNP Paribas(a)	1.060%	07/03/2017	07/03/2017	190,000,000	190,000,000
Credit Agricole Corporate & Investment Bank(a)	1.060%	07/03/2017	07/03/2017	47,425,000	47,425,000
Lloyds Bank PLC(a)	1.050%	07/03/2017	07/03/2017	325,000,000	325,000,000
National Australia Bank Ltd(a)	1.050%	07/03/2017	07/03/2017	150,000,000	150,000,000
National Bank of Canada(a)	1.050%	07/03/2017	07/03/2017	200,000,000	200,000,000
National Bank of Canada(a)	1.130%	07/06/2017	07/06/2017	150,000,000	150,000,000
Natixis North America LLC(a)	1.060%	07/03/2017	07/03/2017	400,000,000	400,000,000
Nordea Bank Finland PLC(a)	1.070%	07/03/2017	07/03/2017	250,000,000	250,000,000
Skandinaviska Enskilda Banken AB(a)	1.060%	07/03/2017	07/03/2017	189,000,000	189,000,000
Svenska Handelsbanken AB(a)	1.060%	07/03/2017	07/03/2017	350,000,000	350,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.25%(b)	1.468%	09/05/2017	12/05/2017	50,000,000	50,042,262

TOTAL OTHER NOTES					2,775,455,713

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 4.2%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal National Mortgage Association, 7.125% due 01/15/2030, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Strips, 0.000% due 11/15/2017 – 02/15/2026, valued at $82,620,011); expected proceeds $81,007,358	1.090%	07/03/2017	07/03/2017	81,000,000	81,000,000

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal National Mortgage Associations, 3.000% – 5.000% due 05/05/2029 – 06/01/2047, valued at $19,380,001); expected proceeds $19,001,678	1.060%	07/03/2017	07/03/2017	$19,000,000	$19,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by Federal National Mortgage Associations, 2.000% – 10.000% due 10/01/2017 – 04/01/2050, a Government National Mortgage Association, 4.000% due 02/20/2047, U.S. Treasury Bills, 0.000% due 07/13/2017 – 08/31/2017, and a U.S. Treasury Bond, 2.500% due 05/15/2046, valued at $67,322,592); expected proceeds $66,006,160	1.120%	07/03/2017	07/03/2017	66,000,000	66,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal National Mortgage Association, 1.000% due 05/21/2018, a U.S. Treasury Bill, 0.000% due 11/09/2017, U.S. Treasury Bonds, 3.375% – 3.625% due 02/15/2044 – 05/15/2044, and a U.S. Treasury Strip, 0.000% due 05/15/2023, valued at $9,180,000); expected proceeds $9,000,840	1.120%	07/03/2017	07/03/2017	9,000,000	9,000,000

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Banks, 1.000% – 1.690% due 09/26/2019 – 06/29/2020, a Federal Home Loan Discount Note, 0.000% due 04/10/2018, a U.S. Treasury Bill, 0.000% due 07/20/2017, a U.S. Treasury Bond, 3.000% due 05/15/2045, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Inflation Index Notes, 0.375% – 0.625% due 07/15/2021 – 07/15/2025, and U.S. Treasury Notes, 1.075% – 1.081% due 10/31/2017 – 07/31/2018, valued at $255,023,870); expected proceeds $250,023,333

	1.120%	07/03/2017	07/03/2017	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					425,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 5.6%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 1.125% due 05/31/2019, valued at $55,080,057); expected proceeds $54,004,860	1.080%	07/03/2017	07/03/2017	$54,000,000	$54,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/2041, valued at $521,043,430); expected proceeds $521,043,417	1.000%	07/03/2017	07/03/2017	521,000,000	521,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					575,000,000

TOTAL INVESTMENTS – 100.0%(c) (Cost $10,231,981,494)					10,232,770,340
Other Assets in Excess of Liabilities – 0.0%(d)					3,525,732

NET ASSETS – 100.0%					$10,236,296,072

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(c)	Also represents the cost for federal tax purposes.

(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$–	$1,341,495,680	$–	$1,341,495,680
Certificates of Deposit	–	3,296,078,290	–	3,296,078,290
Financial Company Commercial Paper	–	1,736,757,172	–	1,736,757,172
Other Commercial Paper	–	82,983,485	–	82,983,485
Other Notes	–	2,775,455,713	–	2,775,455,713
Government Agency Repurchase Agreements	–	425,000,000	–	425,000,000
Treasury Repurchase Agreements		575,000,000		575,000,000

Total Investments	$–	$10,232,770,340	$–	$10,232,770,340

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value (Note 2)	$9,232,770,340
Repurchase agreements, at value	1,000,000,000

Total investments	10,232,770,340
Cash	368
Interest receivable (Note 2)	4,886,413

Total assets	10,237,657,121

Liabilities
Advisory fee payable (Note 4)	415,300
Administration, custody and transfer agent fees payable (Note 4)	688,097
Trustees’ fees and expenses (Note 5)	47,142
Professional fees payable	96,442
Printing fees payable	20,534
Accrued expenses and other liabilities	93,534

Total liabilities	1,361,049

Net Assets	$10,236,296,072

Cost of Investments:
Investments in securities	$9,231,981,494
Repurchase agreements	1,000,000,000

Total cost of investments	$10,231,981,494

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$48,226,138

Expenses
Advisory fee (Note 4)	2,377,235
Administration, custodian and transfer agent fees (Note 4)	483,632
Professional fees	61,531
Printing fees	11,251
Insurance expense	6,468
Miscellaneous expenses	14,360

Total expenses	2,954,477

Net Investment Income (Loss)	45,271,661

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	18,924
Net change in unrealized appreciation/depreciation on:
Investments	(11,805)

Net realized and unrealized gain (loss)	7,119

Net Increase (Decrease) in Net Assets from Operations	$45,278,780

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$45,271,661	$176,501,548
Net realized gain (loss)	18,924	313,218
Net change in unrealized appreciation/depreciation	(11,805)	800,651

Net increase (decrease) in net assets resulting from operations	45,278,780	177,615,417

Capital Transactions:
Contributions	11,492,155,298	62,887,835,691
Proceeds in connection with Reorganization (Note 8)	–	8,420,969,389
Withdrawals	(9,573,790,630)	(110,897,624,155)

Net Increase (Decrease) in Net Assets from Capital Transactions	1,918,364,668	(39,588,819,075)

Net Increase (Decrease) in Net Assets During the Period	1,963,643,448	(39,411,203,658)

Net Assets at Beginning of period	8,272,652,624	47,683,856,282

Net Assets at End of Period	$10,236,296,072	$8,272,652,624

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Total return(a)	0.47%		0.51%	0.17%	0.13%	0.15%	0.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,236,296		$8,272,653	$47,683,856	$40,704,468	$34,053,304	$27,508,762
Ratios to Average Net Assets:
Total expenses	0.06	%(b)	0.07%	0.07%	0.07%	0.06%	0.06%
Net investment income (loss)	0.95	%(b)	0.49%	0.17%	0.13%	0.15%	0.25%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Annualized.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the State Street Money Market Portfolio (the “Portfolio”).

The Portfolio operates as an institutional money market fund. As an institutional money market fund, the Portfolio (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating net asset value (“NAV”) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, if the Board determines such liquidity fees or redemption gates are in the best interest of the Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security	Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Portfolio had invested in repurchase agreements with the gross values of $1,000,000,000 and associated collateral equal to $1,009,649,960.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$10,231,981,494	$1,045,179	$(256,333)	$788,846

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Reorganization

On August 29, 2016, State Street Institutional Liquid Reserves Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA Prime Money Market Fund and SSGA Money Market Fund (“Acquired Funds”) in exchange for Trust Class shares and Administration Class shares, respectively, of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

9.	New Accounting Pronouncement

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,004.70	$0.30	$1,024.50	$0.30

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

21

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

22

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers,

23

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund (a) equaled the median of its Performance Group for the 1-, 3- and 10-year periods and its Lipper Index for the 1-year period, and (b) outperformed the median of its Performance Group for the 5-year period, its Lipper Index for the 3-, 5- and 10-year periods and the median of it Performance Universe for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their

24

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

25

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITILRMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$45,392,931,865
Receivable for fund shares sold	175,610
Receivable from Adviser (Note 3)	4,087

Total assets	45,393,111,562

Liabilities
Payable for fund shares repurchased	646,670
Administration fees payable (Note 3)	1,804,542
Shareholder servicing fee payable (Note 3)	611,606
Distribution fees payable (Note 3)	171,217
Transfer agent fees payable (Note 3)	54,273
Insurance fees payable	58
Distribution payable	4,445,983
Registration and filing fees payable	4,859
Professional fees payable	13,825
Printing fees payable	2
Accrued expenses and other liabilities	201,117

Total liabilities	7,954,152

Net Assets	$45,385,157,410

Net Assets Consist of:
Paid-in Capital	$45,385,065,985
Accumulated net realized gain (loss) on investments	91,425

Net Assets	$45,385,157,410

Premier Class
Net assets	$36,483,042,483
Shares outstanding	36,483,261,581

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net assets	$656,209,654
Shares outstanding	656,216,025

Net asset value, offering and redemption price per share	$1.00

Class M
Net assets	$1,517,169,673
Shares outstanding	1,517,169,069

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statement of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

Administration Class
Net assets	$2,604,320,033
Shares outstanding	2,604,448,847

Net asset value, offering and redemption price per share	$1.00

Investor Class
Net assets	$273,048,406
Shares outstanding	273,048,724

Net asset value, offering and redemption price per share	$1.00

Class G
Net assets	$3,851,367,161
Shares outstanding	3,851,375,589

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$164,488,195
Expenses allocated from Portfolio (Note 2)	(14,562,680)

Total investment income (loss) allocated from portfolio	149,925,515

Expenses
Administration fees (Note 3)
Premier Class	9,700,286
Investment Class	229,532
Class M	187,567
Administration Class	733,165
Investor Class	60,441
Class G	67,169
Shareholder servicing fees (Note 3)
Investment Class	1,147,659
Administration Class	2,932,659
Investor Class	96,706
Distribution fees (Note 3)
Investment Class	459,064
Administration Class	733,165
Custodian fees (Note 3)	8,767
Trustees’ fees and expenses (Note 4)	8,256
Transfer agent fees (Note 3)	65,422
Registration and filing fees	740,490
Professional fees	10,225
Insurance expense	52,143
Miscellaneous expenses	108,118

Total Expenses	17,340,834

Net Investment Income (Loss)	132,584,681

Realized Gain (Loss)
Net realized gain (loss) on:
Investment transactions allocated from Portfolio	15,405

Net Increase (Decrease) in Net Assets from Operations	$132,600,086

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$132,584,681	$64,849,745
Net realized gain (loss)	15,405	76,020

Net increase (decrease) in net assets resulting from operations	132,600,086	64,925,765

Distributions to Shareholders from:
Net investment income
Premier Class	(116,706,031)	(61,763,962)
Investment Class	(1,150,790)	(24,335)
Class M	(3,902,816)	(489,149)
Administration Class	(5,080,222)	(431,978)
Investor Class	(650,461)	(109,902)
Class G	(5,094,361)	(2,030,419)

Total distributions from net investment income	(132,584,681)	(64,849,745)

From Beneficial Interest Transactions:
Premier Class
Shares sold	150,955,246,370	173,548,501,157
Reinvestment of distributions	102,264,361	53,971,307
Shares redeemed	(157,877,214,394)	(143,816,071,101)

Net increase (decrease) from capital share transactions	(6,819,703,663)	29,786,401,363

Investment Class
Shares sold	3,692,146,473	4,647,547,163
Reinvestment of distributions	286,596	5,800
Shares redeemed	(3,939,273,689)	(4,716,057,103)

Net increase (decrease) from capital share transactions	(246,840,620)	(68,504,140)

Class M
Shares sold	4,029,237,868	2,447,727,590
Reinvestment of distributions	3,902,848	489,155
Shares redeemed	(4,191,712,817)	(772,475,575)

Net increase (decrease) from capital share transactions	(158,572,101)	1,675,741,170

Administration Class
Shares sold	17,372,308,837	10,794,928,973
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA U.S. Government Money Market Fund (Note 7)	–	2,551,637,435
Reinvestment of distributions	1,292,395	112,178
Shares redeemed	(18,192,936,804)	(9,923,026,350)

Net increase (decrease) from capital share transactions	(819,335,572)	3,423,652,236

Investor Class
Shares sold	905,548,675	431,820,425
Reinvestment of distributions	529,514	61,257
Shares redeemed	(863,185,672)	(201,726,040)

Net increase (decrease) from capital share transactions	42,892,517	230,155,642

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statements of Changes in Net Assets — (continued)

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Class G
Shares sold	6,510,079,205	1,988,575,206
Reinvestment of distributions	5,094,388	2,030,422
Shares redeemed	(3,245,797,455)	(2,141,555,405)

Net increase (decrease) from capital share transactions	3,269,376,138	(150,949,777)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,732,183,301)	34,896,496,494

Net Increase (Decrease) in Net Assets During the Period	(4,732,167,896)	34,896,572,514

Net Assets at Beginning of Period	50,117,325,306	15,220,752,792

Net Assets at End of Period	$45,385,157,410	$50,117,325,306

Shares of Beneficial Interest:
Premier Class
Shares sold	150,955,246,370	173,548,537,300
Reinvestment of distributions	102,264,361	53,971,307
Shares redeemed	(157,877,214,394)	(143,816,071,101)

Net increase (decrease) from share transactions	(6,819,703,663)	29,786,437,506

Investment Class
Shares sold	3,692,146,473	4,647,491,417
Reinvestment of distributions	286,596	5,800
Shares redeemed	(3,939,273,689)	(4,716,057,102)

Net increase (decrease) from share transactions	(246,840,620)	(68,559,885)

Class M
Shares sold	4,029,237,868	2,447,727,590
Reinvestment of distributions	3,902,848	489,155
Shares redeemed	(4,191,712,817)	(772,475,575)

Net increase (decrease) from share transactions	(158,572,101)	1,675,741,170

Administration Class
Shares sold	17,372,308,837	10,795,182,861
Shares issued in connection with the tax-free transfer of assets from SSGA U.S. Government Money Market Fund (Note 7)	–	2,551,637,435
Reinvestment of distributions	1,292,395	112,178
Shares redeemed	(18,192,936,804)	(9,923,148,056)

Net increase (decrease) from share transactions	(819,335,572)	3,423,784,418

Investor Class
Shares sold	905,548,675	431,820,990
Reinvestment of distributions	529,514	61,257
Shares redeemed	(863,185,672)	(201,726,040)

Net increase (decrease) from share transactions	42,892,517	230,156,207

Class G
Shares sold	6,510,079,205	1,988,594,244
Reinvestment of distributions	5,094,388	2,030,422
Shares redeemed	(3,245,797,455)	(2,141,555,405)

Net increase (decrease) from share transactions	3,269,376,138	(150,930,739)

(a)	For Class M, Administration Class and Investor Class, data is for period November 30, 2016, August 23, 2016 and March 21, 2016, respectively, (inception date) through December 31, 2016.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13	Year Ended 12/31/12
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000	$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0030		0.0025		0.0000	(b)(c)	(0.0000	)(b)(c)	0.0001 (b)	0.0003 (b)
Net realized gain (loss)	–		(0.0000	)(c)	0.0000	(c)	–		–	0.0000 (c)

Total from investment operations	0.0030		0.0025		0.0000	(c)	(0.0000	)(c)	0.0001	0.0003

Distributions to Shareholders from:
Net investment income	(0.0030)		(0.0025)		(0.0000	)(c)	–		(0.0001)	(0.0003)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000	$1.0000

Total return(d)	0.30%		0.25%		0.00	%(e)	0.00	%(e)	0.01%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$36,483,042		$43,302,733		$13,516,264		$10,962,800		$7,189,250	$7,114,213
Ratios to average net assets:
Total expenses	0.12	%(f)	0.12%		0.12%		0.12%		0.12%	0.13%
Net expenses	0.12	%(f)	0.12%		0.09%		0.07%		0.09%	0.12%
Net investment income (loss)	0.60	%(f)	0.27%		0.00	%(e)	0.00	%(e)	0.01%	0.03%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(c)	Amount is less than $0.00005 per share.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Amount is less than 0.005%.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

6

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0013		0.0000	(b)	0.0000	(b)(c)	(0.0000	)(b)(c)	0.0000	(b)(c)	0.0000	(b)(c)
Net realized gain (loss)	–		0.0000	(b)	–		–		–		0.0000	(b)

Total from investment operations	0.0013		0.0000	(b)	0.0000	(b)	(0.0000	)(b)	0.0000	(b)	0.0000	(b)

Distributions to Shareholders from:
Net investment income	(0.0013)		0.0000	(b)	–		–		–		–

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return(d)	0.13%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$656,210		$903,050		$971,551		$615,706		$691,469		$654,978
Ratios to average net assets:
Total expenses	0.47	%(f)	0.47%		0.47%		0.47%		0.47%		0.47%
Net expenses	0.47	%(f)	0.37%		0.10%		0.07%		0.10%		0.14%
Net investment income (loss)	0.25	%(f)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Amount is less than 0.005%.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

7

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Class M
	Six Months Ended 6/30/17 (Unaudited)		For the Period 11/30/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0031		0.0003
Net realized gains	–		0.0000	(b)

Total from investment operations	0.0031		0.0003

Distributions to Shareholders from:
Net investment income	(0.0031)		(0.0003)

Net asset value, end of period	$1.0000		$1.0000

Total return(c)	0.31%		0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,517,170		$1,675,741
Ratios to average net assets:
Total expenses	0.10	%(d)	0.10	%(d)
Net expenses	0.10	%(d)	0.10	%(d)
Net investment income (loss)	0.62	%(d)	0.37	%(d)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

8

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Administration Class
	Six Months Ended 6/30/17 (Unaudited)		For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0018		0.0001
Net realized gains	–		(0.0000	)(b)

Total from investment operations	0.0018		0.0001

Distributions to Shareholders from:
Net investment income	(0.0018)		(0.0001)

Net asset value, end of period	$1.0000		$1.0000

Total return(c)	0.18%		0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,604,320		$3,423,655
Ratios to average net assets:
Total expenses	0.37	%(d)	0.37	%(d)
Net expenses	0.37	%(d)	0.37	%(d)
Net investment income (loss)	0.35	%(d)	0.04	%(d)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

9

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investor Class
	Six Months Ended 6/30/17 (Unaudited)		For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0026		(0.0014)
Net realized gain (loss)	–		(0.0000	)(b)

Total from investment operations	0.0026		0.0014

Distributions to Shareholders from:
Net investment income	(0.0026)		(0.0014)

Net asset value, end of period	$1.0000		$1.0000

Total return(c)	0.26%		0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$273,048		$230,156
Ratios to average net assets:
Total expenses	0.20	%(d)	0.20	%(d)
Net investment income (loss)	0.54	%(d)	0.21	%(d)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

10

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Class G
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 10/5/14* - 12/31/14
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0032		0.0029	0.0002 (b)	0.0000	(b)(c)
Net realized gain (loss)	–		0.0000 (c)	0.0000 (c)	0.0000	(c)

Total from investment operations	0.0032		0.0029	0.0002	0.0000	(c)

Distributions to Shareholders from:
Net investment income	(0.0032)		(0.0029)	(0.0002)	(0.0000	)(c)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000

Total return(e)	0.32%		0.29%	0.02%	0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,851,367		$581,991	$732,938	$872,335
Ratios to average net assets:
Total expenses	0.08	%(f)	0.08%	0.08%	0.09	%(f)
Net expenses	0.08	%(f)	0.08%	0.08%	0.08	%(f)
Net investment income (loss)	0.76	%(f)	0.29%	0.02%	0.00	%(d)(f)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(c)	Amount is less than $0.00005 per share.

(d)	Amount is less than 0.005%.

(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

11

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to only the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Class G Institutional Class Investment Class Investor Class Premier Class Service Class Class M	August 23, 2016 October 5, 2014 Not commenced October 17, 2007 March 21, 2016 October 25, 2007 Not commenced November 29, 2016	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (98.37% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the

12

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of June 30, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of the Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

13

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement, the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2017, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2017	$4,726,293
12/31/2018	$3,042,069

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund, except Class M and G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class M shares pay a fee at an annual rate of 0.03% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.

The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

14

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended June 30, 2017, the Fund paid $1,192,229 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended June 30, 2017, SSGA FD paid $1,234,719 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Administration Class shares and Investor Class shares made payments for these services at an annual rate up to 0.25%, 0.20% and 0.08%, respectively, of the eligible average daily net assets of the Investment Class shares, Administration Class shares and Investor Class shares, respectively. During the period ended June 30, 2017, the Fund’s Investment Class shares, Administration Class shares and Investor Class shares paid SSGA FD $1,147,659, $2,932,659 and $96,706, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems Inc., and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

15

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

6.	Risks

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Reorganization

On August 29, 2016, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Government Money Market Fund (“Acquired Fund”) in exchange for Administration Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of SSGA U.S. Government Money Market Fund N Class exchanged, a shareholder received one share of the Fund’s Administration Class.

16

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Fund received net assets from SSGA U.S. Government Money Market Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Net Assets Received from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
2,551,637,435	$2,551,626,959	$23,019,661,313	$25,571,288,272

Immediately following, the Fund transferred to the Portfolio all of the assets and liabilities received from the Acquired Fund in exchange for an interest in the Portfolio.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2016, are as follows:

Net Investment income (loss)	$65,185,111
Total net realized gain (loss)	$95,589
Net increase (decrease) in net assets resulting from operations	$65,280,699

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2016.

The statement of operations, statement of changes in net assets and the financial highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.

8.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Premier Class	0.12	1,003.00	0.60	1,024.20	0.60
Investment Class	0.47	1,001.30	2.33	1,022.50	2.36
Class M	0.10	1,003.10	0.50	1,024.30	0.50
Administration Class	0.37	1,001.80	1.84	1,023.00	1.86
Investor Class	0.20	1,002.60	0.99	1,023.80	1.00
Class G	0.08	1,003.20	0.40	1,024.40	0.40

(a)

Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.

18

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

19

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]	Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

20

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

21

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

22

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers,

23

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods and underperformed the median of its Performance Group for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of your Fund:

State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

24

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

25

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street U.S. Government Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Government Agency Debt	42.5%
Treasury Repurchase Agreements	35.9
Treasury Debt	13.8
Government Agency Repurchase Agreements	9.3
Liabilities in Excess of Other Assets	(1.5)
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	52.1%
31 to 60 Days	10.7
61 to 90 Days	10.5
Over 90 Days	28.2
Total	101.5%
Average days to maturity	25
Weighted average life	73

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

1

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 42.5%
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15%(a)	0.915%	07/02/2017	04/02/2018	$200,000,000	$200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12%(a)	0.956%	07/03/2017	10/03/2017	98,200,000	98,197,439
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.07%(a)	1.149%	07/07/2017	11/07/2017	150,000,000	149,997,863
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.05%(a)	1.176%	07/30/2017	08/30/2017	124,900,000	124,897,921
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	1.186%	07/30/2017	11/30/2017	150,000,000	149,992,114
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	1.191%	07/30/2017	10/30/2017	125,000,000	124,998,743
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18%(a)	0.880%	07/02/2017	03/02/2018	115,000,000	115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.13%(a)	1.206%	07/04/2017	12/04/2017	125,000,000	125,076,214
Federal Home Loan Bank, 3 Month USD LIBOR – 0.29%(a)	0.858%	07/03/2017	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.09%(a)	1.132%	09/08/2017	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	1.134%	08/08/2017	08/08/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(a)	0.966%	09/15/2017	12/15/2017	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	1.059%	07/14/2017	12/14/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.08%(a)	1.090%	08/01/2017	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	1.232%	07/31/2017	11/28/2017	250,000,000	249,994,782
Federal Home Loan Bank, 1 Month USD LIBOR – 0.11%(a)	0.974%	07/07/2017	07/07/2017	403,600,000	403,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.42%(a)	0.733%	07/24/2017	07/24/2017	156,000,000	156,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	1.002%	08/15/2017	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.01%(a)	1.050%	07/02/2017	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	1.047%	07/13/2017	12/13/2017	148,300,000	148,300,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	1.207%	07/28/2017	08/28/2017	188,500,000	188,500,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	1.001%	08/13/2017	11/13/2017	125,000,000	125,000,000

See accompanying notes to financial statements.

2

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	1.069%	07/07/2017	09/07/2017	$181,000,000	$181,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	1.079%	07/15/2017	12/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	1.108%	07/10/2017	07/10/2017	175,000,000	174,999,893
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	1.096%	07/06/2017	04/06/2018	90,000,000	89,999,887
Federal Home Loan Bank, 3 Month USD LIBOR –0.40%(a)	0.755%	07/17/2017	07/17/2017	135,700,000	135,700,000
Federal Home Loan Bank(b)	0.800%	07/05/2017	07/05/2017	325,000,000	324,971,111
Federal Home Loan Bank, 3 Month USD LIBOR –0.35%(a)	0.803%	07/22/2017	01/22/2018	171,400,000	171,400,000
Federal Home Loan Bank(b)	0.854%	07/21/2017	07/21/2017	252,500,000	252,380,203
Federal Home Loan Bank, 1 Month USD LIBOR –0.13%(a)	0.966%	07/09/2017	01/09/2018	185,700,000	185,700,000
Federal Home Loan Bank(b)	1.024%	08/23/2017	08/23/2017	311,000,000	310,531,150
Federal Home Loan Bank(b)	1.027%	08/18/2017	08/18/2017	270,000,000	269,630,280
Federal Home Loan Bank(b)	1.030%	08/09/2017	08/09/2017	77,500,000	77,413,523
Federal Home Loan Bank(b)	1.030%	08/14/2017	08/14/2017	355,800,000	355,352,087
Federal Home Loan Bank(b)	1.032%	08/11/2017	08/11/2017	250,000,000	249,706,167
Federal Home Loan Bank(b)	1.032%	08/16/2017	08/16/2017	347,750,000	347,291,434
Federal Home Loan Bank(b)	1.039%	09/27/2017	09/27/2017	411,500,000	410,454,881
Federal Home Loan Bank(b)	1.045%	09/20/2017	09/20/2017	821,000,000	819,069,624
Federal Home Loan Bank(b)	1.048%	09/15/2017	09/15/2017	444,500,000	443,516,568
Federal Home Loan Bank, 1 Month USD LIBOR –0.15%(a)	1.071%	07/25/2017	01/25/2018	211,000,000	211,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.17%(a)	0.881%	07/01/2017	02/01/2018	100,000,000	100,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.16%(a)	1.049%	07/18/2017	10/18/2017	234,400,000	234,400,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.15%(a)	1.064%	07/18/2017	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.179%	07/17/2017	08/17/2017	221,800,000	221,800,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.39%(a)	0.782%	07/26/2017	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.09%(a)	1.027%	07/11/2017	08/11/2017	67,300,000	67,300,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.19%(a)	1.105%	09/28/2017	06/28/2018	398,550,000	398,550,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.13%(a)	0.946%	07/05/2017	01/05/2018	701,200,000	701,200,000

See accompanying notes to financial statements.

3

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.139%	07/16/2017	08/16/2017	$95,000,000	$95,000,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.32%(a)	0.828%	07/03/2017	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.32%(a)	0.975%	09/28/2017	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.43%(a)	0.745%	07/27/2017	07/27/2017	102,000,000	101,991,994
Federal Home Loan Bank, 3 Month USD LIBOR –0.41%(a)	0.745%	07/13/2017	07/13/2017	387,000,000	387,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.16%(a)	0.931%	07/06/2017	10/06/2017	210,400,000	210,400,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.28%(a)	0.956%	09/13/2017	12/13/2017	94,900,000	94,900,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.142%	07/16/2017	08/16/2017	158,500,000	158,500,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.177%	07/17/2017	08/17/2017	95,000,000	95,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.08%(a)	1.169%	07/08/2017	01/08/2018	50,000,000	50,051,922
Federal Home Loan Bank, 3 Month USD LIBOR – 0.40%(a)	0.756%	07/12/2017	07/12/2017	339,300,000	339,300,000
Federal Home Loan Mortgage Corp.(b)	0.770%	07/05/2017	07/05/2017	358,073,000	358,042,365
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.34%(a)	0.818%	07/11/2017	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp.(b)	0.830%	08/04/2017	08/04/2017	336,800,000	336,535,986
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.16%(a)	0.957%	07/11/2017	05/11/2018	631,400,000	631,400,000
Federal Home Loan Mortgage Corp.(b)	1.015%	10/06/2017	10/06/2017	446,400,000	445,179,158
Federal Home Loan Mortgage Corp.(b)	1.020%	09/11/2017	09/11/2017	241,650,000	241,157,034
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.15%(a)	1.064%	07/21/2017	06/21/2018	646,400,000	646,400,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.08%(a)	1.200%	09/21/2017	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.04%(a)	1.167%	07/13/2017	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp.(b)	0.919%	08/15/2017	08/15/2017	217,500,000	217,250,147
Federal Home Loan Mortgage Corp.(b)	1.020%	09/19/2017	09/19/2017	338,101,000	337,334,638
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.35%(a)	0.937%	09/22/2017	12/22/2017	395,000,000	395,000,000
Federal National Mortgage Assoc.(b)	0.800%	07/12/2017	07/12/2017	265,000,000	264,935,222
Federal National Mortgage Assoc.(b)	0.819%	07/05/2017	07/05/2017	281,000,000	280,974,429
Federal National Mortgage Assoc.(b)	1.015%	09/13/2017	09/13/2017	186,600,000	186,210,680

See accompanying notes to financial statements.

4

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(b)	1.040%	10/10/2017	10/10/2017	$250,000,000	$249,270,556
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	1.086%	07/05/2017	10/05/2017	75,000,000	74,992,302
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.03%(a)	1.128%	07/11/2017	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	1.182%	07/16/2017	08/16/2017	300,000,000	299,996,190
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.05%(a)	1.230%	09/21/2017	03/21/2018	250,000,000	250,306,679
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	1.099%	07/08/2017	09/08/2017	220,000,000	219,987,458

TOTAL GOVERNMENT AGENCY DEBT					19,602,938,644

TREASURY DEBT – 13.8%
U.S. Treasury Bill(b)	0.825%	07/13/2017	07/13/2017	250,000,000	249,931,250
U.S. Treasury Bill(b)	0.908%	08/10/2017	08/10/2017	250,000,000	249,748,400
U.S. Treasury Bill(b)	0.910%	09/14/2017	09/14/2017	803,250,000	801,642,886
U.S. Treasury Bill(b)	0.928%	08/24/2017	08/24/2017	450,000,000	449,377,515
U.S. Treasury Bill(b)	0.980%	09/07/2017	09/07/2017	200,000,000	199,629,778
U.S. Treasury Bill(b)	1.013%	09/21/2017	09/21/2017	585,000,000	583,652,655
U.S. Treasury Bill(b)	1.060%	11/30/2017	11/30/2017	200,000,000	199,104,889
U.S. Treasury Bill(b)	1.070%	12/07/2017	12/07/2017	150,000,000	149,291,125
U.S. Treasury Bill(b)	1.100%	12/14/2017	12/14/2017	150,000,000	149,236,746
U.S. Treasury Bill(b)	1.120%	12/21/2017	12/21/2017	452,750,000	450,313,199
U.S. Treasury Note(b)	0.820%	07/31/2017	07/31/2017	111,000,000	111,142,425
U.S. Treasury Note(b)	0.825%	07/31/2017	07/31/2017	110,000,000	109,981,806
U.S. Treasury Note(b)	1.066%	09/30/2017	09/30/2017	106,500,000	106,383,351
U.S. Treasury Note(b)	1.073%	10/31/2017	10/31/2017	250,000,000	249,732,651
U.S. Treasury Note(b)	1.076%	10/15/2017	10/15/2017	49,900,000	49,870,880
U.S. Treasury Note, 3 Month USD MMY + 0.08%(a)	1.080%	07/01/2017	07/31/2017	229,000,000	228,994,617
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	1.171%	07/01/2017	10/31/2017	298,900,000	298,951,569
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	1.177%	07/01/2017	07/31/2018	678,566,000	679,161,309
U.S. Treasury Note, 3 Month USD MMY + 0.19%(a)	1.193%	07/04/2017	04/30/2018	650,500,000	651,104,622
U.S. Treasury Note, 3 Month USD MMY + 0.27%(a)	1.275%	07/01/2017	01/31/2018	382,000,000	382,702,700

TOTAL TREASURY DEBT					6,349,954,373

See accompanying notes to financial statements.

5

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 9.3%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal National Mortgage Association, 7.125% due 01/15/2030, a U.S. Treasury Bond, 3.750% due 11/15/2043, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and a U.S. Treasury Note, 1.250% due 11/15/2018, valued at $34,680,018); expected proceeds $34,003,088	1.090%	07/03/2017	07/03/2017	$34,000,000	$34,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal Home Loan Bank, 0.875% due 03/19/2018, Federal Home Loan Mortgage Corporations, 1.800% – 6.750% due 04/28/2020 –03/15/2031, and Federal National Mortgage Associations, 1.500% –1.950% due 02/28/2020 – 01/27/2021, valued at $357,000,113); expected proceeds $350,072,819	1.070%	07/07/2017	07/07/2017	350,000,000	350,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% –11.500% due 07/15/2017 –07/01/2047, Federal National Mortgage Associations, 2.000% –11.000% due 08/01/2017 – 09/01/2047, and a U.S. Treasury Note, 1.125% due 09/30/2021, valued at $765,018,644); expected proceeds $750,157,500	1.080%	07/07/2017	07/07/2017	750,000,000	750,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/26/2017 (collateralized by a Federal Home Loan Bank, 5.500% due 07/15/2036, and Federal Home Loan Discount Notes, 0.000% due 07/28/2017 – 12/01/2017, valued at $229,500,814); expected proceeds $225,045,500	1.040%	07/03/2017	07/03/2017	225,000,000	225,000,000

See accompanying notes to financial statements.

6

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2017 (collateralized by a Federal Home Loan Bank, 1.000% due 09/26/2019, a Federal Home Loan Discount Note, 0.000% due 09/29/2017, a Federal Home Loan Mortgage Corporation, 1.800% due 04/13/2020, Federal National Mortgage Associations, 1.650% – 1.900% due 01/17/2020 – 10/27/2020, a Financing Corp., 9.650% due 11/02/2018, and a Resolution Funding Strip, 0.000% due 11/15/2020, valued at $408,000,028); expected proceeds $400,081,667	1.050%	07/06/2017	07/06/2017	$400,000,000	$400,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/27/2017 (collateralized by a Federal Farm Credit Bank, 3.180% due 06/26/2029, Federal Home Loan Mortgage Corporations, 0.875% – 1.500% due 10/12/2018 – 08/12/2021, Federal National Mortgage Associations, 1.250% – 2.250% due 09/27/2018 – 04/27/2022, a U.S. Treasury Bill, 0.000% due 07/20/2017, a U.S. Treasury Bond, 3.000% due 05/15/2045, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $102,018,093); expected proceeds $100,023,556	1.060%	07/05/2017	07/05/2017	100,000,000	100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.750% – 6.750% due 07/28/2017 – 07/15/2032, Federal National Mortgage Associations, 0.875% – 2.125% due 08/28/2017 – 04/24/2026, valued at $204,019,552); expected proceeds $200,018,333	1.100%	07/03/2017	07/03/2017	200,000,000	200,000,000

See accompanying notes to financial statements.

7

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 01/01/2025 – 06/01/2047, and Federal National Mortgage Associations, 1.620% – 4.500% due 08/01/2021 – 06/01/2056, valued at $2,295,210,375); expected proceeds $2,250,206,250	1.100%	07/03/2017	07/03/2017	$2,250,000,000	$2,250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,309,000,000

TREASURY REPURCHASE AGREEMENTS – 35.9%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and a U.S. Treasury Note, 1.500% due 05/15/2020, valued at $94,868,722); expected proceeds $93,008,525	1.100%	07/03/2017	07/03/2017	93,000,000	93,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 8.125% due 08/15/2019 – 11/15/2045, and U.S. Treasury Notes, 1.125% – 2.250% due 07/31/2021 – 11/15/2022, valued at $168,315,452); expected proceeds $165,015,125	1.100%	07/03/2017	07/03/2017	165,000,000	165,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 2.875% – 3.125% due 08/15/2044 – 11/15/2046, U.S. Treasury Inflation Index Bonds, 1.375% – 2.125% due 02/15/2041 – 02/15/2044, and U.S. Treasury Notes, 0.625% – 3.125% due 08/15/2017 – 05/15/2025, valued at $2,105,280,005); expected proceeds $2,064,185,760	1.080%	07/03/2017	07/03/2017	2,064,000,000	2,064,000,000

See accompanying notes to financial statements.

8

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Notes 1.500% – 3.625% due 11/30/2019 – 11/15/2026, valued at $162,180,057); expected proceeds $159,014,310	1.080%	07/03/2017	07/03/2017	$159,000,000	$159,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 6.625% due 02/15/2027, and a U.S. Treasury Note 2.250% due 01/31/2024, valued at $81,600,012); expected proceeds $80,006,667	1.000%	07/03/2017	07/03/2017	80,000,000	80,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 7.625% due 11/15/2022, and a U.S. Treasury Note 2.250% due 02/15/2027, valued at $193,800,011); expected proceeds $190,039,161	1.060%	07/07/2017	07/07/2017	190,000,000	190,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 0.875% – 3.750% due 09/15/2017 – 10/31/2023, valued at $95,880,043); expected proceeds $94,008,538	1.090%	07/03/2017	07/03/2017	94,000,000	94,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2017 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 11/30/2020 – 05/31/2023, valued at $510,000,028); expected proceeds $500,102,083	1.050%	07/06/2017	07/06/2017	500,000,000	500,000,000

See accompanying notes to financial statements.

9

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 2.500% – 2.750% due 08/15/2023 – 02/15/2024, valued at $372,300,004); expected proceeds $365,150,461(c)	1.060%	07/14/2017	07/14/2017	$365,000,000	$365,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 4.625% due 05/15/2038 – 02/15/2043, and U.S. Treasury Notes, 1.625% – 2.000% due 11/15/2022 – 02/15/2023, valued at $8,200,683,377); expected proceeds $8,200,683,333	1.000%	07/03/2017	07/03/2017	8,200,000,000	8,200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 0.875% – 1.500% due 07/15/2018 – 03/31/2019, valued at $135,469,004); expected proceeds $132,819,731	1.060%	07/03/2017	07/03/2017	132,808,000	132,808,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 2.875% – 4.250% due 11/15/2040 – 05/15/2043, a U.S. Treasury Note, 1.750% due 05/15/2023, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 08/15/2026, valued at $1,020,002,271); expected proceeds $1,000,204,167	1.050%	07/05/2017	07/05/2017	1,000,000,000	1,000,000,000
Agreement with Lloyds Bank PLC, dated 05/16/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 04/15/2020 – 01/15/2029, and U.S. Treasury Notes, 0.625% – 2.250% due 09/30/2017 – 04/30/2021, valued at $230,450,344); expected proceeds $225,575,000(c)	1.000%	07/03/2017	08/16/2017	225,000,000	225,000,000

See accompanying notes to financial statements.

10

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Lloyds Bank PLC, dated 06/01/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 04/15/2020 – 01/15/2029, and U.S. Treasury Notes, 1.125% – 1.500% due 08/31/2018 – 08/31/2021, valued at $767,162,693); expected proceeds $750,620,000	0.930%	07/03/2017	07/03/2017	$750,000,000	$750,000,000
Agreement with Lloyds Bank PLC, dated 06/28/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2020 – 07/15/2025, and U.S. Treasury Notes, 1.250% – 3.750% due 06/30/2018 – 08/15/2025, valued at $1,023,599,037); expected proceeds $1,000,200,278	1.030%	07/05/2017	07/05/2017	1,000,000,000	1,000,000,000
Agreement with Lloyds Bank PLC, dated 06/29/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 01/15/2022 – 01/15/2029, and U.S. Treasury Notes, 1.000% – 1.750% due 06/30/2018 – 02/28/2022, valued at $512,231,355); expected proceeds $500,100,139	1.030%	07/06/2017	07/06/2017	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bills, 0.000% due 08/31/2017 – 11/02/2017, U.S. Treasury Bonds, 3.000% – 8.875% due 02/15/2019 – 11/15/2044, and U.S. Treasury Notes, 1.375% – 2.500% due 06/30/2023 – 08/15/2023, valued at $306,027,309); expected proceeds $300,026,750	1.070%	07/03/2017	07/03/2017	300,000,000	300,000,000
Agreement with MUFG Securities, dated 06/28/2017 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Notes, 1.750% – 2.625% due 08/15/2020 – 02/15/2025, valued at $306,005,362); expected proceeds $300,062,417	1.070%	07/05/2017	07/05/2017	300,000,000	300,000,000
Agreement with MUFG Securities, dated 06/30/2017 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 02/28/2019 – 02/15/2027, valued at $433,489,797); expected proceeds $425,038,958	1.100%	07/03/2017	07/03/2017	425,000,000	425,000,000

See accompanying notes to financial statements.

11

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, valued at $36,720,069); expected proceeds $36,003,360	1.120%	07/03/2017	07/03/2017	$36,000,000	$36,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					16,578,808,000

TOTAL INVESTMENTS – 101.5%(d)(e)					46,840,701,017
LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%					(697,398,603)

NET ASSETS – 100.0%					$46,143,302,414

(a)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(b)	Rate represents annualized yield at date of purchase.

(c)	Illiquid security. These securities represent $590,000,000 or 1.3% of net assets as of June 30, 2017.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(e)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$25,952,893,017
Repurchase agreements, at amortized cost	20,887,808,000

Total Investments	46,840,701,017
Interest receivable (Note 2)	18,196,730
Other Receivable	99,656

Total assets	46,858,997,403

Liabilities
Due to custodian (Note 4)	710,923,224
Advisory fee payable (Note 4)	1,876,635
Administration, custody and transfer agent fees payable (Note 4)	2,821,341
Professional fees payable	57,467
Printing fees payable	8,729
Accrued expenses and other liabilities	7,593

Total liabilities	715,694,989

Net Assets	$46,143,302,414

See accompanying notes to financial statements.

13

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$167,355,727

Expenses
Advisory fee (Note 4)	11,572,324
Administration, custodian and transfer agent fees (Note 4)	2,932,427
Trustees’ fees and expenses (Note 5)	273,640
Professional fees	36,084
Insurance expense	2,226

Total expenses	14,816,701

Net Investment Income (Loss)	152,539,026

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	15,680

Net realized gain (loss)	15,680

Net Increase (Decrease) in Net Assets from Operations	$152,554,706

See accompanying notes to financial statements.

14

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Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$152,539,026	$85,259,568
Net realized gain (loss)	15,680	79,284

Net increase (decrease) in net assets resulting from operations	152,554,706	85,338,852

Capital Transactions:
Contributions	52,624,587,908	97,658,772,208
Proceeds in connection with Reorganization (Note 8)	–	2,551,626,959
Withdrawals	(57,559,067,625)	(65,394,001,185)

Net Increase (Decrease) in Net Assets from Capital Transactions	(4,934,479,717)	34,816,397,982

Net Increase (Decrease) in Net Assets During the Period	(4,781,925,011)	34,901,736,834

Net Assets at Beginning of Period	50,925,227,425	16,023,490,591

Net Assets at End of Period	$46,143,302,414	$50,925,227,425

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Total return(a)	0.33%		0.31%	0.03%	0.01%	0.03%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,143,302		$50,925,227	$16,023,491	$13,207,868	$8,712,920	$8,621,186
Ratios to average net assets:
Total expenses	0.06	%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.66	%(b)	0.32%	0.03%	0.01%	0.03%	0.08%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Annualized.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Portfolio had invested in repurchase agreements with the gross values of $20,887,808,000, and associated collateral equal to $21,151,512,587.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. The Due to Custodian represents amount payable to State Street for capital activity as of period ended June 30, 2017.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Government Money Market Fund (“Acquired Fund”) in exchange for Administration Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,003.30	$0.30	$1,024.50	$0.30

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

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Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis

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Other Information — (continued)

June 30, 2017 (Unaudited)

points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods and underperformed the median of its Performance Group for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The

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Other Information — (continued)

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Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

29

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITUSGOVMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$13,569,730,825
Receivable for fund shares sold	9,126

Total assets	13,569,739,951

Liabilities
Administration fees payable (Note 3)	528,064
Shareholder servicing fee payable (Note 3)	101,609
Distribution fees payable (Note 3)	40,244
Transfer agent fees payable (Note 3)	25,818
Distribution payable	371,210
Registration and filing fees payable	16,587
Professional fees payable	19,158
Printing fees payable	10,555
Accrued expenses and other liabilities	13,665

Total liabilities	1,126,910

Net Assets	$13,568,613,041

Net Assets Consist of:
Paid-in Capital	$13,568,268,493
Undistributed net investment income	41,597
Accumulated net realized gain (loss) on investments	302,951

Net Assets	$13,568,613,041

Premier Class
Net assets	$13,056,847,565
Shares outstanding	13,056,620,055

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net assets	$491,800,341
Shares outstanding	491,784,267

Net asset value, offering and redemption price per share	$1.00

Investor Class
Net assets	$19,965,135
Shares outstanding	19,964,933

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$43,966,516
Expenses allocated from Portfolio (Note 2)	(4,159,649)

Total investment income (loss) allocated from portfolio	39,806,867

Expenses
Administration fees (Note 3)	3,231,878
Shareholder servicing fees – (Note 3)
Investment Class	677,965
Investor Class	7,005
Distribution fees (Note 3)
Investment Class	271,186
Custodian fees (Note 3)	8,317
Trustees’ fees and expenses (Note 4)	11,753
Transfer agent fees (Note 3)	22,554
Registration and filing fees	33,729
Professional fees	15,359
Printing fees	15,558
Insurance expense	39,320
Miscellaneous expenses	57,062

Total Expenses	4,391,686

Net Investment Income (Loss)	35,415,181

Realized Gain (Loss)
Net realized gain (loss) on:
Investments allocated from Portfolio	11,101

Net Increase (Decrease) in Net Assets from Operations	$35,426,282

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$35,415,181	$21,696,799
Net realized gain (loss)	11,101	291,850

Net increase (decrease) in net assets resulting from operations	35,426,282	21,988,649

Distributions to Shareholders from:
Net investment income
Premier Class	(34,829,710)	(21,685,174)
Investment Class	(545,072)	(9,269)
Investor Class	(40,069)	(2,356)

Total distributions from net investment income	(35,414,851)	(21,696,799)

Net Increase (Decrease) from Beneficial Interest Transactions:
Premier Class
Shares sold	12,731,598,984	27,604,079,644
Reinvestment of distributions	33,750,453	20,452,809
Shares redeemed	(12,360,295,095)	(25,385,988,943)

Net increase (decrease) from capital share transactions	405,054,342	2,238,543,510

Investment Class
Shares sold	620,934,834	1,316,642,508
Shares redeemed	(738,682,409)	(1,431,796,980)

Net increase (decrease) from capital share transactions	(117,747,575)	(115,154,472)

Investor Class
Shares sold	41,912,431	27,400,040
Reinvestment of distributions	36,164	1,649
Shares redeemed	(49,385,311)	(40)

Net increase (decrease) from capital share transactions	(7,436,716)	27,401,649

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	279,870,051	2,150,790,687

Net Increase (Decrease) in Net Assets During the Period	279,881,482	2,151,082,537

Net Assets at Beginning of Period	13,288,731,559	11,137,649,022

Net Assets at End of Period	$13,568,613,041	$13,288,731,559

Undistributed net investment income	$41,597	$41,267

Shares of Beneficial Interest:
Premier Class
Shares sold	12,731,598,984	27,604,060,177
Reinvestment of distributions	33,750,453	20,452,809
Shares redeemed	(12,360,295,095)	(25,385,988,943)

Net increase (decrease) from share transactions	405,054,342	2,238,524,043

Investment Class
Shares sold	620,934,834	1,316,661,975
Shares redeemed	(738,682,409)	(1,431,796,980)

Net increase (decrease) from share transactions	(117,747,575)	(115,135,005)

Investor Class
Shares sold	41,912,431	27,400,040
Reinvestment of distributions	36,164	1,649
Shares redeemed	(49,385,311)	(40)

Net increase (decrease) from share transactions	(7,436,716)	27,401,649

(a)	For Investor Class, data is for the period December 22, 2016 (inception date) through December 31, 2016.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0028		0.0019	0.0000	(b)(c)	—	(c)	0.0000	(b)(c)	0.0000	(b)(c)
Net realized gain (loss)	0.0000	(b)	0.0000 (b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0028		0.0019	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to Shareholders from:
Net investment income	(0.0028)		(0.0019)	(0.0000	)(b)	–		(0.0000	)(b)	–
Net realized gains	–		–	–		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)

Total distributions	(0.0028)		(0.0019)	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)

Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000

Total Return(d)	0.28%		0.19%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,056,848		$12,651,785	$10,412,966		$8,338,818		$11,949,583		$10,151,078
Ratios to average net assets:
Total expenses	0.12	%(f)	0.12%	0.12%		0.12%		0.12%		0.12%
Net expenses	0.12	%(f)	0.12%	0.04%		0.04%		0.07%		0.08%
Net investment income (loss)	0.56	%(f)	0.19%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Amount is less than 0.005%.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net Asset Value, Beginning of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (Loss) from Investment Operations
Net investment income (loss)	0.0011		0.0000	(b)	0.0000	(b)(c)	(0.0010	)(c)	0.0000	(b)(c)	0.0000	(b)(c)
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0010		0.0000	(b)	0.0000	(b)

Total from investment operations	0.0011		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to Shareholders from:
Net investment income	(0.0011)		(0.0000	)(b)	–		–		(0.0000	)(b)	–
Net realized gains	–		–		–		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)

Total distributions	(0.0011)		(0.0000	)(b)	–		(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)

Net Asset Value, End of Period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total Return(d)	0.11%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$491,800		$609,545		$724,683		$741,248		$1,407,207		$1,475,932
Ratios to average net assets:
Total expenses	0.47	%(f)	0.47%		0.47%		0.47%		0.47%		0.47%
Net expenses	0.47	%(f)	0.31%		0.04%		0.05%		0.07%		0.08%
Net investment income (loss)	0.20	%(f)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Amount is less than 0.005%.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investor Class
	Six Months Ended 6/30/17 (Unaudited)		For the Period 12/22/16* - 12/31/16
Net Asset Value, Beginning of Period	$1.0000		$1.0000

Income (Loss) from Investment Operations
Net investment income (loss)	0.0024		0.0001
Net realized gain (loss)	0.0000	(b)	(0.0000	)(b)

Total from investment operations	0.0024		0.0001

Distributions to Shareholders from:
Net investment income	(0.0024)		(0.0001)

Net Asset Value, End of Period	$1.0000		$1.0000

Total Return(c)	0.24%		0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,965		$27,402
Ratios to average net assets:
Total expenses	0.20	%(e)	0.18	%(e)
Net investment income (loss)	0.46	%(e)	0.31	%(e)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.

(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

6

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced Not commenced October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (94.99% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those

7

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of June 30, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

8

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement, the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2017, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2017	$7,917,168
12/31/2018	$8,650,278

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

9

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended June 30, 2017, the Fund paid $271,186 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended June 30, 2017, SSGA FD paid $949,125 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares and Investor Class shares made payments for theses services at an annual rate up to 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Investment Class shares and Investor Class shares, respectively. During the period ended June 30, 2017, the Fund’s Investment Class shares and Investor Class shares paid SSGA FD $677,965 and $7,005, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems Inc., and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open

10

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

6.	Risks

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

11

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Premier Class	0.12	1,002.80	0.60	1,024.20	0.60
Investment Class	0.47	1,001.10	2.33	1,022.50	2.36
Investor Class	0.20	1,002.40	0.99	1,023.80	1.00

(a)

Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.

12

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

13

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge

[1]

Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

14

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

15

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any

16

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

17

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Money Market Fund. The Board considered that the Fund (a) underperformed the median of its Performance Group for the 1-, 3- and 5-year periods, (b) outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and the Lipper Index for the 1-year period, and (c) equaled the performance of the Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of your Fund:

State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service

18

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

19

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street Treasury Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	46.1%
31 to 60 Days	14.2
61 to 90 Days	20.7
Over 90 Days	19.0
Total	100.0%
Average days to maturity	37
Weighted average life	78

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
**	Amount is less than 0.05% of net assets.

1

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.820%	07/20/2017	07/20/2017	$2,263,609,000	$2,262,608,436
U.S. Treasury Bill(a)	0.820%	07/27/2017	07/27/2017	1,206,000,000	1,205,254,675
U.S. Treasury Bill(a)	0.825%	07/13/2017	07/13/2017	1,726,500,000	1,726,003,255
U.S. Treasury Bill(a)	0.845%	08/03/2017	08/03/2017	200,000,000	199,845,083
U.S. Treasury Bill(a)	0.850%	07/06/2017	07/06/2017	1,242,834,000	1,242,697,236
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	835,000,000	833,104,354
U.S. Treasury Bill(a)	0.905%	08/17/2017	08/17/2017	400,000,000	399,541,750
U.S. Treasury Bill(a)	0.908%	08/10/2017	08/10/2017	450,000,000	449,547,120
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	830,000,000	828,302,710
U.S. Treasury Bill(a)	0.928%	08/24/2017	08/24/2017	450,000,000	449,377,493
U.S. Treasury Bill(a)	0.960%	08/31/2017	08/31/2017	301,000,000	300,510,373
U.S. Treasury Bill(a)	0.980%	09/07/2017	09/07/2017	500,000,000	499,070,667
U.S. Treasury Bill(a)	1.000%	09/28/2017	09/28/2017	495,000,000	493,776,250
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	125,000,000	124,440,556
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	75,000,000	74,645,563
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	100,000,000	99,491,049
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	200,000,000	198,923,556
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	32,000,000	32,041,059
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	132,000,000	131,966,351
U.S. Treasury Note(a)	0.926%	07/15/2017	07/15/2017	150,000,000	149,996,842
U.S. Treasury Note(a)	1.066%	09/30/2017	09/30/2017	33,600,000	33,563,198
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	133,500,000	133,357,235
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	15,600,000	15,590,896
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	1.080%	07/01/2017	07/31/2017	358,500,000	358,491,839
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.171%	07/01/2017	10/31/2017	225,500,000	225,515,650
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.173%	07/01/2017	10/31/2018	185,000,000	185,434,369
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.177%	07/01/2017	07/31/2018	400,000,000	400,451,586
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.193%	07/04/2017	04/30/2018	536,820,000	537,161,634
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.275%	07/01/2017	01/31/2018	689,000,000	689,997,295

TOTAL INVESTMENTS – 100.0%(c)(d)					14,280,708,080
Other Assets in Excess of Liabilities – 0.0%(e)					4,656,864

NET ASSETS – 100.0%					$14,285,364,944

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$14,280,708,080
Cash	378
Interest receivable (Note 2)	6,234,410

Total assets	14,286,942,868

Liabilities
Advisory fee payable (Note 3)	582,204
Administration, custody and transfer agent fees payable (Note 3)	909,296
Professional fees payable	29,036
Printing fees payable	17,067
Accrued expenses and other liabilities	40,321

Total liabilities	1,577,924

Net Assets	$14,285,364,944

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$46,435,172

Expenses
Advisory fee (Note 3)	3,413,386
Administration, custodian and transfer agent fees (Note 3)	864,952
Trustees’ fees and expenses (Note 4)	92,680
Professional fees	8,942
Printing fees	7,245
Insurance expense	1,691
Miscellaneous expenses	4,661

Total expenses	4,393,557

Net Investment Income (Loss)	42,041,615

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	11,664

Net Increase (Decrease) in Net Assets from Operations	$42,053,279

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$42,041,615	$31,200,504
Net realized gain (loss)	11,664	309,711

Net increase (decrease) in net assets resulting from operations	42,053,279	31,510,215

Capital Transactions:
Contributions	11,151,054,024	24,797,217,848
Withdrawals	(10,912,043,598)	(22,661,554,484)

Net Increase (Decrease) in Net Assets from Capital Transactions	239,010,426	2,135,663,364

Net Increase (Decrease) in Net Assets During the Period	281,063,705	2,167,173,579

Net Assets at Beginning of Period	14,004,301,239	11,837,127,660

Net Assets at End of Period	$14,285,364,944	$14,004,301,239

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period:

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12
Total return(a)	0.31%		0.25%	(0.04)%	(0.02)%	0.00	%(b)	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,285,365		$14,004,301	$11,837,128	$10,247,460	$14,558,022		$12,712,060
Ratios to average net assets:
Total expenses	0.06	%(c)	0.07%	0.07%	0.07%	0.07%		0.07%
Net investment income (loss)	0.62	%(c)	0.25%	(0.03)%	(0.02)%	0.00	%(b)	0.02%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Amount is less than 0.005%.

(c)	Annualized.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorize to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

7.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,003.10	$0.30	$1,024.50	$0.30

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

•

Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

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Other Information — (continued)

June 30, 2017 (Unaudited)

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement,

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Other Information — (continued)

June 30, 2017 (Unaudited)

and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group,

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Other Information — (continued)

June 30, 2017 (Unaudited)

Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund (a) underperformed the median of its Performance Group for the 1-, 3- and 5-year periods, (b) outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and the Lipper Index for the 1-year period, and (c) equaled the performance of the Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

17

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

18

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator, and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$11,471,186,519
Receivable from Adviser (Note 3)	95,333

Total assets	11,471,281,852

Liabilities
Due to custodian (Note 3)	550
Payable for fund shares repurchased	9,161
Administration fees payable (Note 3)	426,470
Shareholder servicing fee payable (Note 3)	351,660
Distribution fees payable (Note 3)	2,883
Transfer agent fees payable (Note 3)	10,657
Distribution payable	331,596
Registration and filing fees payable	4,848
Professional fees payable	19,404
Printing fees payable	11,141
Accrued expenses and other liabilities	127,038

Total liabilities	1,295,408

Net Assets	$11,469,986,444

Net Assets Consist of:
Paid-in Capital	$11,469,966,972
Accumulated net realized gain (loss) on investments	19,472

Net Assets	$11,469,986,444

Premier Class
Net Assets	$4,626,612,421
Shares outstanding	4,626,749,261

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net Assets	$33,489,091
Shares outstanding	33,496,552

Net asset value, offering and redemption price per share	$1.00

Investor Class
Net Assets	$458,222,142
Shares outstanding	458,221,922

Net asset value, offering and redemption price per share	$1.00

Trust Class
Net Assets	$6,351,662,790
Shares outstanding	6,351,966,000

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$33,832,671
Expenses allocated from Portfolio (Note 2)	(3,197,598)

Total Investment Income (loss) Allocated from Portfolio	30,635,073

Expenses
Administration fees (Note 3)	2,446,688
Shareholder servicing fees – (Note 3)
Investment Class	51,666
Investor Class	168,124
Trust Class	1,940,442
Distribution fees (Note 3)
Investment Class	20,666
Custodian fees (Note 3)	8,329
Trustees’ fees and expenses (Note 4)	10,909
Transfer agent fees (Note 3)	16,902
Registration and filing fees	225,046
Professional fees	15,258
Printing fees	18,388
Insurance expense	5,805
Miscellaneous expenses	39,020

Total expenses	4,967,243
Expenses waived/reimbursed by the Adviser (Note 3)	(168,111)

Net expenses	4,799,132

Net Investment Income (loss)	25,835,941

Realized Gain (Loss)
Net realized gain (loss) on:
Investments allocated from Portfolio	(1,167)

Net Increase (Decrease) in Net Assets from Operations	$25,834,774

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$25,835,941	$8,454,097
Net realized gain (loss)	(1,167)	21,479

Net increase (decrease) in net assets resulting from operations	25,834,774	8,475,576

Distributions to Shareholders from:
Net investment income
Premier Class	(6,982,936)	(3,353,545)
Investment Class	(42,018)	(595)
Investor Class	(1,073,545)	(48,938)
Trust Class	(17,737,442)	(5,051,019)

Total distributions from net investment income	(25,835,941)	(8,454,097)

Net Increase (Decrease) from Beneficial Interest Transactions:
Premier Class
Shares sold	6,165,155,110	7,753,184,699
Reinvestment of distributions	6,585,568	2,911,753
Shares redeemed	(4,060,374,393)	(6,925,506,261)

Net increase (decrease) from capital share transactions	2,111,366,285	830,590,191

Investment Class
Shares sold	97,217,523	226,954,326
Reinvestment of distributions	11,511	127
Shares redeemed	(111,910,177)	(238,825,342)

Net increase (decrease) from capital share transactions	(14,681,143)	(11,870,889)

Investor Class
Shares sold	1,210,196,523	195,611,352
Reinvestment of distributions	1,073,547	48,938
Shares redeemed	(854,509,151)	(94,199,287)

Net increase (decrease) from capital share transactions	356,760,919	101,461,003

Trust Class
Shares sold	11,338,083,649	8,942,479,868
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA U.S. Treasury Money Market Fund (Note 7)	–	7,472,208,291
Reinvestment of distributions	16,552,810	4,709,007
Shares redeemed	(12,965,794,938)	(8,456,591,527)

Net increase (decrease) from capital share transactions	(1,611,158,479)	7,962,805,639

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	842,287,582	8,882,985,944

Net Increase (Decrease) in Net Assets During the Period	842,286,415	8,883,007,423

Net Assets at Beginning of Period	10,627,700,029	1,744,692,606

Net Assets at End of Period	$11,469,986,444	$10,627,700,029

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statements of Changes in Net Assets — (continued)

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16(a)
Shares of Beneficial Interest:
Premier Class
Shares sold	6,165,155,110	7,753,201,302
Reinvestment of distributions	6,585,568	2,911,753
Shares redeemed	(4,060,374,393)	(6,925,506,261)

Net increase (decrease) from share transactions	2,111,366,285	830,606,794

Investment Class
Shares sold	97,217,523	226,937,723
Reinvestment of distributions	11,511	127
Shares redeemed	(111,910,177)	(238,825,342)

Net increase (decrease) from share transactions	(14,681,143)	(11,887,492)

Investor Class
Shares sold	1,210,196,523	195,611,352
Reinvestment of distributions	1,073,547	48,938
Shares redeemed	(854,509,151)	(94,199,287)

Net increase (decrease) from share transactions	356,760,919	101,461,003

Trust Class
Shares sold	11,338,083,649	8,942,798,708
Shares issued in connection with the tax-free transfer of assets from SSGA U.S. Treasury Money Market Fund (Note 7)	–	7,472,208,291
Reinvestment of distributions	16,552,810	4,709,007
Shares redeemed	(12,965,794,938)	(8,456,591,527)

Net increase (decrease) from share transactions	(1,611,158,479)	7,963,124,479

(a)	For Investor Class and Trust Class, data is for period October 14, 2016 and August 29, 2016, (inception date) through December 31, 2016.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Premier Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000

Income (Loss) from Investment Operations:
Net investment income (loss)	0.0028		0.0019	0.0000	(b)(c)	0.0000	(b)(c)	(0.0001	)(c)	0.0002 (c)
Net realized gain (loss)	(0.0000	)(b)	0.0000 (b)	0.0000	(b)	0.0000	(b)	0.0001		0.0000 (b)
Total from investment operations	0.0028		0.0019	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0002

Distributions to Shareholders from:
Net investment income	(0.0028)		(0.0019)	(0.0000	)(b)	–		(0.0000	)(b)	(0.0002)
Net realized gains	–		–	–		–		(0.0000	)(b)	–
Total distributions	(0.0028)		(0.0019)	(0.0000	)(b)	–		(0.0000	)(b)	(0.0002)

Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000		$1.0000

Total return(d)	0.28%		0.19%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,626,612		$2,515,246	$1,684,652		$2,690,959		$2,679,596		$2,203,141
Ratios to average net assets:
Total expenses	0.12	%(f)	0.14%	0.14%		0.13%		0.13%		0.14%
Net expenses	0.12	%(f)	0.12%	0.06%		0.05%		0.08%		0.11%
Net investment income (loss)	0.58	%(f)	0.20%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Amount is less than 0.005%.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investment Class
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (Loss) from Investment Operations
Net investment income (loss)	0.0011		0.0000	(b)	0.0000	(b)(c)	0.0000	(b)(c)	(0.0001	)(c)	0.0000	(b)(c)
Net realized gain (loss)	(0.0000	)(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0001		0.0000	(b)

Total from investment operations	0.0011		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to Shareholders from:
Net investment income	(0.0011)		(0.0000	)(b)	–		–		–		–
Net realized gains	–		–		–		–		(0.0000	)(b)	–

Total distributions	(0.0011)		(0.0000	)(b)	–		–		(0.0000	)(b)	–

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return(d)	0.11%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,489		$48,170		$60,041		$74,781		$73,449		$95,222
Ratios to average net assets:
Total expenses	0.47	%(f)	0.49%		0.49%		0.48%		0.48%		0.49%
Net expenses	0.47	%(f)	0.31%		0.06%		0.05%		0.08%		0.13%
Net investment income (loss)	0.20	%(f)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(e)	Amount is less than 0.005%.

(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

6

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Investor Class
	Six Months Ended 6/30/17 (Unaudited)		For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (Loss) from Investment Operations
Net investment income (loss)	0.0024		0.0004
Net realized gain (loss)	(0.0000	)(b)	0.0000	(b)

Total from investment operations	0.0024		0.0004

Distributions to Shareholders from:
Net investment income	(0.0024)		(0.0004)

Net asset value, end of period	$1.0000		$1.0000

Total return(c)	0.24%		0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$458,222		$101,461
Ratios to average net assets:
Total expenses	0.20	%(d)	0.20	%(d)
Net expenses	0.20	%(d)	0.20	%(d)
Net investment income (loss)	0.51	%(d)	0.19	%(d)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

7

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Trust Class
	Six Months Ended 6/30/17 (Unaudited)		For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (Loss) from Investment Operations
Net investment income (loss)	0.0026		0.0007
Net realized gain (loss)	(0.0000	)(b)	0.0000	(b)

Total from investment operations	0.0026		0.0007

Distributions to Shareholders from:
Net investment income	(0.0026)		(0.0007)

Net asset value, end of period	$1.0000		$1.0000

Total return(c)	0.26%		0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,351,663		$7,962,822
Ratios to average net assets:
Total expenses	0.18	%(d)	0.18	%(d)
Net expenses	0.17	%(d)	0.18	%(d)
Net investment income (loss)	0.51	%(d)	0.19	%(d)

*	Commencement of operations.

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)	Amount is less than $0.00005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

8

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to only the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Service Class Investment Class Premier Class Institutional Class Investor Class Administration Class Trust Class	Not commenced October 24, 2007 October 24, 2007 Not commenced October 14, 2016 Not commenced August 29, 2016	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio, (100.00% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the

9

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of June 30, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

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State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2018, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Board. For the period ended June 30, 2017, the Adviser waived fees in the amount of $168,111.

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended June 30, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2017, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2017	$1,802,611
12/31/2018	$1,116,105
12/31/2019	$366,047

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to

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State Street Institutional Investment Trust

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended June 30, 2017, the Fund paid $20,666 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended June 30, 2017, SSGA FD paid $43,121 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2017, the Fund’s Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $51,666, $168,124 and $1,940,442, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Due to Custodian

In certain circumstances, the Fund may have cash overdraft with the custodian. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund. The State Street Institutional Treasury Plus Money Market Fund had cash overdraft related to expense payments.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems Inc., and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

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State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

6.	Risks

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money

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State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of SSGA U.S. Treasury Money Market Fund N Class exchanged, a shareholder received one share of the Fund’s Trust Class.

The Fund received net assets from SSGA U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:

	Shares of the Fund Issued	Net Assets Received from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
SSGA U.S. Treasury Money Market Fund	7,472,208,291	$7,471,889,450	$1,776,618,840	$9,248,508,290

Immediately following, the Fund transferred to the Portfolio all of the assets and liabilities received from the Acquired Fund in exchange for an interest in the Portfolio.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2016, are as follows:

Net Investment income (loss)	$18,025,356
Total net realized gain (loss)	$39,294
Net increase (decrease) in net assets resulting from operations	$18,064,650

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2016.

The statement of operations, statement of changes in net assets and the financial highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.

8. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of

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State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual		Hypothetical (assuming a 5% return before expenses)
		Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Premier Class	0.12	1,002.80	0.60	1,024.20	0.60
Investment Class	0.47	1,001.10	2.33	1,022.50	2.36
Investor Class	0.20	1,002.40	0.99	1,023.80	1.00
Trust Class	0.17	1,002.60	0.84	1,024.00	0.85

(a)

Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

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State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any

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State Street Institutional Treasury Plus Money Market Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of

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Other Information — (continued)

June 30, 2017 (Unaudited)

performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund (a) outperformed the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods and its Lipper Index for the 1-year period, and (b) equaled its Lipper Index for the 3- and 5-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of your Fund:

State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

23

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Treasury Repurchase Agreements	47.2%
Treasury Debt	45.3
Other Assets in Excess of Liabilities	7.5
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	55.9%
31 to 60 Days	8.0
61 to 90 Days	11.3
Over 90 Days	17.3
Total	92.5%
Average days to maturity	21
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

1

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 45.3%
U.S. Treasury Bill(a)	0.790%	07/06/2017	07/06/2017	$400,000,000	$399,954,979
U.S. Treasury Bill(a)	0.820%	07/20/2017	07/20/2017	200,000,000	199,913,444
U.S. Treasury Bill(a)	0.820%	07/27/2017	07/27/2017	150,000,000	149,911,167
U.S. Treasury Bill(a)	0.825%	07/13/2017	07/13/2017	250,000,000	249,931,250
U.S. Treasury Bill(a)	0.845%	08/03/2017	08/03/2017	100,000,000	99,922,542
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	575,000,000	573,696,342
U.S. Treasury Bill(a)	0.905%	08/17/2017	08/17/2017	100,000,000	99,881,847
U.S. Treasury Bill(a)	0.908%	08/10/2017	08/10/2017	100,000,000	99,899,361
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	625,000,000	623,721,870
U.S. Treasury Bill(a)	0.928%	08/24/2017	08/24/2017	250,000,000	249,654,167
U.S. Treasury Bill(a)	0.980%	09/07/2017	09/07/2017	100,000,000	99,814,889
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	100,000,000	99,552,444
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	75,000,000	74,645,563
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	50,000,000	49,745,524
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	150,000,000	149,192,667
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	24,000,000	24,030,795
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	24,000,000	23,996,030
U.S. Treasury Note(a)	1.066%	09/30/2017	09/30/2017	23,200,000	23,174,589
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	100,000,000	99,893,060
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	10,700,000	10,693,756
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	1.080%	07/01/2017	07/31/2017	309,500,000	309,493,959
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.171%	07/01/2017	10/31/2017	285,900,000	285,869,339
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.173%	07/01/2017	10/31/2018	130,000,000	130,305,231
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.177%	07/01/2017	07/31/2018	245,000,000	245,281,132
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.193%	07/04/2017	04/30/2018	333,836,000	334,031,634
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.275%	07/01/2017	01/31/2018	489,750,000	490,449,914

TOTAL TREASURY DEBT					5,196,657,495

TREASURY REPURCHASE AGREEMENTS – 47.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 2.125% due 08/15/2021, valued at $10,307,146); expected proceeds $10,105,909	1.080%	07/03/2017	07/03/2017	10,105,000	10,105,000

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.625% – 6.125% due 02/15/2029 – 02/15/2044, and a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, valued at $102,009,370); expected proceeds $100,009,167	1.100%	07/03/2017	07/03/2017	$100,000,000	$100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/2043, U.S. Treasury Inflation Index Notes, 0.375% – 1.625% due 01/15/2018 – 07/15/2023, and U.S. Treasury Notes, 1.250% – 2.000% due 11/15/2018 – 11/30/2020 valued at $51,000,011); expected proceeds $50,004,167	1.000%	07/03/2017	07/03/2017	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 6.625% due 02/15/2027 – 08/15/2044, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Notes, 1.125% – 1.250% due 12/31/2018 – 02/28/2021, and U.S. Treasury Strips, 0.000% due 08/15/2017 – 02/15/2027, valued at $264,966,420); expected proceeds $259,794,379	1.080%	07/03/2017	07/03/2017	259,771,000	259,771,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 1.625% due 08/31/2019 – 06/30/2020, valued at $67,320,082); expected proceeds $66,005,940	1.080%	07/03/2017	07/03/2017	66,000,000	66,000,000
Agreement with Credit Agricole Corporate & Investment Bank, and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 1.875% due 02/28/2022, valued at $3,739,350); expected proceeds $3,666,324	1.060%	07/03/2017	07/03/2017	3,666,000	3,666,000
Agreement with Credit Agricole Corporate & Investment Bank, and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 2.000% due 12/31/2021, valued at $35,700,059); expected proceeds $35,014,428(c)	1.060%	07/14/2017	07/14/2017	35,000,000	35,000,000

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 8.000% due 11/15/2021 – 11/15/2041, and U.S. Treasury Notes, 1.625% – 2.750% due 11/15/2022 – 02/15/2024 valued at $4,519,376,613); expected proceeds $4,519,376,583	1.000%	07/03/2017	07/03/2017	$4,519,000,000	$4,519,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2017 (collateralized by a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $43,863,915); expected proceeds $43,010,033	1.050%	07/05/2017	07/05/2017	43,000,000	43,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $30,709,613); expected proceeds $30,107,659	1.060%	07/03/2017	07/03/2017	30,105,000	30,105,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bills, 0.000% due 12/21/2017 – 01/04/2018, U.S. Treasury Bonds, 2.875% – 9.125% due 05/15/2018 – 11/15/2045, U.S. Treasury Inflation Index Bonds 0.750% – 3.875% due 01/15/2027 – 02/15/2045, U.S. Treasury Inflation Index Notes 0.125% – 1.375% due 01/15/2020 – 04/15/2022, and U.S. Treasury Notes, 0.500% – 4.750% due 07/31/2017 – 08/15/2026 valued at $59,733,314); expected proceeds $58,567,368	1.100%	07/03/2017	07/03/2017	58,562,000	58,562,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 07/20/2017, and U.S. Treasury Bonds, 3.125% – 4.500% due 05/15/2038 – 08/15/2044, valued at $244,822,461); expected proceeds $240,022,000	1.100%	07/03/2017	07/03/2017	240,000,000	240,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					5,415,209,000

TOTAL INVESTMENTS – 92.5%(d)(e)					10,611,866,495
Other Assets in Excess of Liabilities – 7.5%					859,321,054

NET ASSETS – 100.0%					$11,471,187,549

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(c)	Illiquid security. This security represents $35,000,000 or 0.3% of net assets as of June 30, 2017.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(e)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$5,196,657,495
Repurchase agreements, at amortized cost	5,415,209,000

Total investments	10,611,866,495
Cash	856,291,671
Interest receivable (Note 2)	4,118,100
Other receivable	20,213

Total assets	11,472,296,479

Liabilities
Advisory fee payable (Note 4)	418,659
Administration, custodian and transfer agent fees payable (Note 4)	588,799
Professional fees payable	35,336
Printing fees payable	11,573
Accrued expenses and other liabilities	54,563

Total liabilities	1,108,930

Net Assets	$11,471,187,549

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$33,832,675

Expenses
Advisory fee (Note 4)	2,446,761
Administration, custodian and transfer agent fees (Note 4)	622,456
Trustees’ fees and expenses (Note 5)	105,833
Professional fees	19,397
Insurance expense	254
Miscellaneous expenses	2,897

Total expenses	3,197,598

Net Investment Income (Loss)	30,635,077

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,167)

Net Increase (Decrease) in Net Assets from Operations	$30,633,910

See accompanying notes to financial statements.

7

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$30,635,077	$12,173,416
Net realized gain (loss)	(1,167)	21,479

Net increase (decrease) in net assets resulting from operations	30,633,910	12,194,895

Capital Transactions:
Contributions	11,874,492,726	12,712,264,167
Proceeds in connection with Reorganization (Note 8)	–	7,471,889,450
Withdrawals	(11,062,891,061)	(11,312,210,340)

Net Increase (Decrease) in Net Assets from Capital Transactions	811,601,665	8,871,943,277

Net Increase (Decrease) in Net Assets During the Period	842,235,575	8,884,138,172

Net Assets at Beginning of Period	10,628,951,974	1,744,813,802

Net Assets at End of Period	$11,471,187,549	$10,628,951,974

See accompanying notes to financial statements.

8

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12
Total return(a)	0.31%		0.23%	(0.01)%	(0.02)%	0.00	%(b)	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,471,188		$10,628,952	$1,744,814	$2,765,530	$2,753,017		$2,298,541
Ratios to average net assets:
Total expenses	0.07	%(c)	0.07%	0.07%	0.07%	0.07%		0.08%
Net investment income (loss)	0.63	%(c)	0.27%	(0.01)%	(0.02)%	0.00	%(b)	0.06%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Amount is less than 0.005%.

(c)	Annualized.

See accompanying notes to financial statements.

9

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value.

The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

10

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

11

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Portfolio had invested in repurchase agreements with the gross values of $5,415,209,000 and associated collateral equal to $5,433,548,354.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

12

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

13

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,003.10	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

15

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

16

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

17

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

18

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

19

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe

20

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund (a) outperformed the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods and its Lipper Index for the 1-year period, and (b) equaled its Lipper Index for the 3- and 5-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and

21

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

22

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRPLMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	97.9%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.5)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Banks	16.0%
Internet Software & Services	10.0
Oil, Gas & Consumable Fuels	6.6
Technology Hardware, Storage & Peripherals	6.0
Semiconductors & Semiconductor Equipment	5.3
Total	43.9%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

1

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.9%
Brazil – 6.5%
Ambev SA	474,285	$2,621,039
Banco Bradesco SA	91,868	765,278
Banco Bradesco SA Preference Shares	307,289	2,610,786
Banco do Brasil SA	86,198	697,233
Banco Santander Brasil SA	41,700	314,646
BB Seguridade Participacoes SA	70,337	608,211
BM&FBovespa SA	208,292	1,241,611
BR Malls Participacoes SA	83,303	300,451
Braskem SA Class A, Preference Shares	17,900	184,767
BRF SA	45,223	535,046
CCR SA	121,169	618,051
Centrais Eletricas Brasileiras SA(a)	21,100	79,286
Centrais Eletricas Brasileiras SA Class B, Preference Shares	23,300	115,401
Cia Brasileira de Distribuicao Preference Shares(a)	16,000	314,616
Cia de Saneamento Basico do Estado de Sao Paulo	34,600	330,623
Cia Energetica de Minas Gerais Preference Shares	72,800	177,537
Cia Paranaense de Energia Preference Shares	9,900	73,296
Cia Siderurgica Nacional SA(a)	60,600	131,324
Cielo SA	121,957	905,497
Cosan SA Industria e Comercio	15,700	163,859
CPFL Energia SA	24,586	196,718
Duratex SA	28,078	69,236
EDP – Energias do Brasil SA	28,850	123,559
Embraer SA	65,917	301,011
Engie Brasil Energia SA	16,270	166,567
Equatorial Energia SA	20,300	331,956
Fibria Celulose SA	24,735	252,408
Gerdau SA Preference Shares	94,000	291,653
Hypermarcas SA	37,100	311,289
Itau Unibanco Holding SA Preference Shares	324,741	3,601,971
Itausa – Investimentos Itau SA	248	646
Itausa – Investimentos Itau SA Preference Shares	399,105	1,086,524
JBS SA	81,000	159,641
Klabin SA	60,007	293,945
Kroton Educacional SA	139,621	626,625
Localiza Rent a Car SA	16,695	227,504
Lojas Americanas SA	17,298	63,433
Lojas Americanas SA Preference Shares	72,273	305,387
Lojas Renner SA	70,192	580,052
M Dias Branco SA	10,600	157,724
Multiplan Empreendimentos Imobiliarios SA	8,818	173,845
Natura Cosmeticos SA	17,400	134,967
Odontoprev SA	25,600	90,014
Petroleo Brasileiro SA(a)	297,714	1,186,094
Petroleo Brasileiro SA Preference Shares(a)	393,498	1,469,123
Porto Seguro SA	10,900	100,701
Qualicorp SA	22,136	191,746
Raia Drogasil SA	23,300	493,039
Rumo SA(a)	78,023	203,697
Sul America SA	19,433	103,815
Suzano Papel e Celulose SA Class A, Preference Shares	41,400	178,183
Telefonica Brasil SA Preference Shares	44,955	609,214
Tim Participacoes SA	83,100	245,544
Transmissora Alianca de Energia Eletrica SA	17,600	117,077
Ultrapar Participacoes SA	36,282	848,889
Vale SA	129,433	1,132,893
Vale SA Preference Shares	193,329	1,570,205
WEG SA	57,400	306,642

		31,092,095

Chile – 1.1%
AES Gener SA	291,284	102,517
Aguas Andinas SA Class A	263,499	154,177
Banco de Chile	2,486,398	322,505
Banco de Credito e Inversiones	3,725	207,891
Banco Santander Chile	6,524,741	414,615
Cencosud SA	140,774	373,407
Cia Cervecerias Unidas SA	14,676	192,223
Colbun SA	799,220	171,657
Embotelladora Andina SA Class B, Preference Shares	25,379	107,251
Empresa Nacional de Telecomunicaciones SA	14,611	159,036
Empresas CMPC SA	127,183	303,586
Empresas COPEC SA	45,851	500,017
Enel Americas SA	2,913,085	551,787
Enel Chile SA	1,949,784	213,538
Enel Generacion Chile SA	320,424	241,116
Itau CorpBanca	14,637,944	130,122
Latam Airlines Group SA	30,555	339,140
SACI Falabella	60,156	493,583
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	9,722	322,099

		5,300,267

China – 26.5%
3SBio, Inc.(a)(b)	106,300	141,072
58.com, Inc. ADR(a)	9,200	405,812
AAC Technologies Holdings, Inc.	74,000	925,184
Agricultural Bank of China, Ltd. Class H	2,625,000	1,240,801
Air China, Ltd. Class H	184,000	189,741
Alibaba Group Holding, Ltd. ADR(a)	113,582	16,003,704
Alibaba Health Information Technology, Ltd.(a)(c)	332,500	158,446
Aluminum Corp. of China, Ltd. Class H(a)	384,000	196,760
Anhui Conch Cement Co., Ltd. Class H	123,500	429,520
ANTA Sports Products, Ltd.	107,000	353,631
Autohome, Inc. ADR(a)(c)	5,100	231,336

See accompanying notes to financial statements.

2

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
AviChina Industry & Technology Co., Ltd. Class H	212,000	$124,379
Baidu, Inc. ADR(a)	27,500	4,918,650
Bank of China, Ltd. Class H	7,985,000	3,917,600
Bank of Communications Co., Ltd. Class H	880,000	621,127
Beijing Capital International Airport Co., Ltd. Class H	150,000	211,364
Beijing Enterprises Holdings, Ltd.	50,000	241,147
Beijing Enterprises Water Group, Ltd.(a)	476,000	369,510
Belle International Holdings, Ltd.	641,000	505,807
Brilliance China Automotive Holdings, Ltd.	306,000	557,401
Byd Co., Ltd. Class H(c)	63,500	389,633
CGN Power Co., Ltd. Class H(b)	1,071,700	299,279
China Cinda Asset Management Co., Ltd. Class H	881,481	328,588
China CITIC Bank Corp., Ltd. Class H	904,000	553,532
China Coal Energy Co., Ltd. Class H	193,000	93,453
China Communications Construction Co., Ltd. Class H	448,000	577,328
China Communications Services Corp., Ltd. Class H	240,000	138,347
China Conch Venture Holdings, Ltd.	165,500	303,166
China Construction Bank Corp. Class H	8,454,000	6,551,851
China Everbright Bank Co., Ltd. Class H	262,000	122,501
China Everbright International, Ltd.	248,000	309,426
China Everbright, Ltd.	94,000	204,702
China Evergrande Group(a)(c)	410,000	736,340
China Galaxy Securities Co., Ltd. Class H	328,500	294,564
China Huarong Asset Management Co., Ltd.(b)	635,500	247,477
China Huishan Dairy Holdings Co., Ltd.(d)	406,100	–
China Jinmao Holdings Group, Ltd.	388,000	160,042
China Life Insurance Co., Ltd. Class H	749,000	2,288,319
China Longyuan Power Group Corp., Ltd. Class H	308,000	224,102
China Medical System Holdings, Ltd.	123,000	212,709
China Mengniu Dairy Co., Ltd.(a)	273,000	535,058
China Merchants Bank Co., Ltd. Class H	392,500	1,184,069
China Merchants Port Holdings Co., Ltd.	129,146	358,167
China Minsheng Banking Corp., Ltd. Class H	561,000	559,818
China Mobile, Ltd.	617,000	6,548,233
China National Building Material Co., Ltd. Class H	282,000	167,615
China Oilfield Services, Ltd. Class H	180,000	144,342
China Overseas Land & Investment, Ltd.	386,000	1,129,848
China Pacific Insurance Group Co., Ltd. Class H	266,000	1,086,973
China Petroleum & Chemical Corp. Class H	2,568,000	2,003,359
China Power International Development, Ltd.	338,000	119,934
China Railway Construction Corp., Ltd. Class H	201,500	262,766
China Railway Group, Ltd. Class H	401,000	315,912
China Resources Beer Holdings Co., Ltd.	163,333	412,180
China Resources Gas Group, Ltd.	88,000	300,418
China Resources Land, Ltd.	280,000	815,992
China Resources Power Holdings Co., Ltd.	194,000	380,721
China Shenhua Energy Co., Ltd. Class H	339,500	755,851
China Southern Airlines Co., Ltd. Class H	178,000	150,491
China State Construction International Holdings, Ltd.	176,000	301,207
China Taiping Insurance Holdings Co., Ltd.	161,800	409,969
China Telecom Corp., Ltd. Class H	1,380,000	655,842
China Unicom Hong Kong, Ltd.(a)	604,000	897,514
China Vanke Co., Ltd. Class H	120,500	341,135
Chongqing Changan Automobile Co., Ltd. Class B	89,300	117,824
Chongqing Rural Commercial Bank Co., Ltd. Class H	249,000	168,096
CITIC Securities Co., Ltd. Class H	230,000	475,530
CITIC, Ltd.	586,000	881,276
CNOOC, Ltd.	1,797,000	1,968,161
COSCO SHIPPING Ports, Ltd.	165,272	193,928
Country Garden Holdings Co., Ltd.	540,000	626,021
CRRC Corp., Ltd. Class H	409,000	367,796
CSPC Pharmaceutical Group, Ltd.	422,000	616,260
Ctrip.com International, Ltd. ADR(a)	37,567	2,023,359
Dongfeng Motor Group Co., Ltd. Class H	278,000	328,695
ENN Energy Holdings, Ltd.	77,000	464,577
Far East Horizon, Ltd.	200,000	174,471
Fosun International, Ltd.	255,000	398,517

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Fuyao Glass Industry Group Co., Ltd. Class H(b)	52,056	$199,383
Geely Automobile Holdings, Ltd.	490,000	1,057,023
GF Securities Co., Ltd. Class H	138,600	278,391
GOME Electrical Appliances Holding, Ltd.	1,146,000	140,930
Great Wall Motor Co., Ltd. Class H(c)	311,000	384,047
Guangdong Investment, Ltd.	278,000	383,181
Guangzhou Automobile Group Co., Ltd. Class H	214,000	375,561
Guangzhou R&F Properties Co., Ltd. Class H	98,800	153,646
Haitian International Holdings, Ltd.	65,000	182,349
Haitong Securities Co., Ltd. Class H	320,400	517,962
Hengan International Group Co., Ltd.	72,000	531,253
Huaneng Power International, Inc. Class H	430,000	298,548
Huaneng Renewables Corp., Ltd. Class H	498,000	153,742
Huatai Securities Co., Ltd. Class H(b)	161,500	310,320
Industrial & Commercial Bank of China, Ltd. Class H	7,414,000	5,005,064
JD.com, Inc. ADR(a)	65,967	2,587,226
Jiangsu Expressway Co., Ltd. Class H	122,000	172,222
Jiangxi Copper Co., Ltd. Class H	129,000	211,848
Kingsoft Corp., Ltd.	79,000	205,939
Kunlun Energy Co., Ltd.	330,000	279,845
Lenovo Group, Ltd.	734,000	463,542
Longfor Properties Co., Ltd.	144,500	310,603
Minth Group, Ltd.	70,000	296,806
Momo, Inc. ADR(a)	8,600	317,856
NetEase, Inc. ADR	7,973	2,396,923
New China Life Insurance Co., Ltd. Class H	77,700	395,146
New Oriental Education & Technology Group, Inc. ADR(a)	13,500	951,615
People’s Insurance Co. Group of China, Ltd. Class H	715,000	300,418
PetroChina Co., Ltd. Class H	2,108,000	1,290,758
PICC Property & Casualty Co., Ltd. Class H	464,000	775,072
Ping An Insurance Group Co. of China, Ltd. Class H	524,000	3,453,529
Semiconductor Manufacturing International Corp.(a)(c)	273,300	316,836
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	196,000	153,909
Shanghai Electric Group Co., Ltd. Class H(a)	268,000	128,740
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	50,000	193,750
Shanghai Industrial Holdings, Ltd.	51,000	150,914
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	94,960	151,936
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	68,300	203,418
Shenzhou International Group Holdings, Ltd.	56,000	368,003
Sihuan Pharmaceutical Holdings Group, Ltd.	365,000	152,893
SINA Corp.(a)	5,600	475,832
Sino-Ocean Group Holding, Ltd.	313,000	153,163
Sinopec Engineering Group Co., Ltd. Class H	127,200	114,711
Sinopec Shanghai Petrochemical Co., Ltd. Class H	338,000	180,984
Sinopharm Group Co., Ltd. Class H	120,800	546,246
SOHO China, Ltd.(a)	208,500	102,828
Sunac China Holdings, Ltd.(c)	190,700	398,673
Sunny Optical Technology Group Co., Ltd.	72,100	646,517
TAL Education Group ADR	4,600	562,626
Tencent Holdings, Ltd.	571,000	20,421,984
Tingyi Cayman Islands Holding Corp.	194,000	230,123
TravelSky Technology, Ltd. Class H	93,000	274,004
Tsingtao Brewery Co., Ltd. Class H	36,000	159,330
Vipshop Holdings, Ltd. ADR(a)	40,088	422,928
Want Want China Holdings, Ltd.	510,000	344,292
Weibo Corp. ADR(a)(c)	3,160	210,045
Weichai Power Co., Ltd. Class H	186,000	162,973
Yanzhou Coal Mining Co., Ltd. Class H	192,000	172,165
YY, Inc. ADR(a)	3,100	179,893
Zhejiang Expressway Co., Ltd. Class H	144,000	188,152
Zhuzhou CRRC Times Electric Co., Ltd. Class H	55,000	269,841
Zijin Mining Group Co., Ltd. Class H	572,000	189,044
ZTE Corp. Class H(a)	73,600	175,740

		127,203,517

Colombia – 0.4%
Bancolombia SA	22,268	231,640
Bancolombia SA Preference Shares	45,829	508,533
Cementos Argos SA	45,261	175,410
Ecopetrol SA	485,772	219,427
Grupo Argos SA	29,085	197,450
Grupo Aval Acciones y Valores SA Preference Shares	366,121	150,400

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Colombia – (continued)
Grupo de Inversiones Suramericana SA	23,723	$307,499
Grupo de Inversiones Suramericana SA Preference Shares	11,829	149,534
Interconexion Electrica SA ESP	39,028	170,416

		2,110,309

Czech Republic – 0.2%
CEZ A/S	16,532	287,364
Komercni banka A/S	7,777	311,123
Moneta Money Bank A/S(b)	48,304	161,598
O2 Czech Republic A/S	6,222	73,723

		833,808

Egypt – 0.1%
Commercial International Bank Egypt SAE	103,377	455,954
Egyptian Financial Group-Hermes Holding Co.	45,677	60,667
Global Telecom Holding SAE(a)	216,036	81,669

		598,290

Greece – 0.4%
Alpha Bank AE(a)	140,999	347,364
Eurobank Ergasias SA(a)	179,074	200,158
FF Group(a)	3,021	73,736
Hellenic Telecommunications Organization SA	24,268	291,735
JUMBO SA	10,278	187,561
National Bank of Greece SA(a)	567,689	215,610
OPAP SA	21,919	247,497
Piraeus Bank SA(a)	544,624	133,552
Titan Cement Co. SA	4,442	125,493

		1,822,706

Hong Kong – 0.5%
Alibaba Pictures Group, Ltd.(a)(c)	1,295,900	215,805
China Gas Holdings, Ltd.	178,000	359,354
Fullshare Holdings, Ltd.(a)(c)	696,100	278,210
GCL-Poly Energy Holdings, Ltd.(a)(c)	1,318,000	143,509
Haier Electronics Group Co., Ltd.(a)	125,000	325,052
Nine Dragons Paper Holdings, Ltd.	158,000	210,493
Shimao Property Holdings, Ltd.	122,500	209,647
Sino Biopharmaceutical, Ltd.	444,000	392,445
Sun Art Retail Group, Ltd.	231,500	184,454

		2,318,969

Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	4,693	367,548
OTP Bank PLC	23,799	794,735
Richter Gedeon Nyrt	14,113	368,018

		1,530,301

India – 8.6%
ACC, Ltd.	4,283	104,021
Adani Ports & Special Economic Zone, Ltd.(a)	73,599	415,491
Ambuja Cements, Ltd.	60,715	231,072
Apollo Hospitals Enterprise, Ltd.(a)	8,640	170,173
Ashok Leyland, Ltd.	110,799	160,960
Asian Paints, Ltd.	29,165	498,586
Aurobindo Pharma, Ltd.	26,013	275,272
Axis Bank, Ltd.	168,126	1,349,950
Bajaj Auto, Ltd.	8,548	368,964
Bajaj Finance, Ltd.	16,509	350,817
Bajaj Finserv, Ltd.(a)	3,921	249,145
Bharat Forge, Ltd.	10,392	175,902
Bharat Heavy Electricals, Ltd.	61,253	128,216
Bharat Petroleum Corp., Ltd.	50,945	502,928
Bharti Airtel, Ltd.	121,004	713,435
Bharti Infratel, Ltd.	55,606	321,743
Bosch, Ltd.	730	263,991
Cadila Healthcare, Ltd.	21,302	172,888
Cipla, Ltd.	34,458	297,254
Coal India, Ltd.	67,903	256,852
Container Corp. Of India, Ltd.	4,453	79,019
Dabur India, Ltd.	54,100	243,895
Dr Reddy’s Laboratories, Ltd.	9,803	408,044
Dr Reddy’s Laboratories, Ltd. ADR	1,788	75,346
Eicher Motors, Ltd.(a)	1,347	562,869
GAIL India, Ltd.	40,682	227,838
GAIL India, Ltd. GDR	1,917	63,261
Glenmark Pharmaceuticals, Ltd.	13,519	132,570
Godrej Consumer Products, Ltd.(e)(f)	11,940	178,830
Godrej Consumer Products, Ltd.(e)	11,940	179,162
Grasim Industries, Ltd.	28,377	546,138
Havells India, Ltd.	25,088	179,124
HCL Technologies, Ltd.	56,686	746,663
Hero MotoCorp, Ltd.	5,105	291,069
Hindalco Industries, Ltd.	118,714	350,977
Hindustan Petroleum Corp., Ltd.	41,028	323,463
Hindustan Unilever, Ltd.	64,739	1,081,696
Housing Development Finance Corp., Ltd.	151,441	3,776,565
ICICI Bank, Ltd.	210,901	946,221
ICICI Bank, Ltd. ADR	14,015	125,715
Idea Cellular, Ltd.	142,653	188,255
IDFC Bank, Ltd.	136,601	116,022
Indiabulls Housing Finance, Ltd.	31,441	526,428
Indian Oil Corp., Ltd.	59,291	352,192
Infosys, Ltd.	175,344	2,534,774
Infosys, Ltd. ADR	9,457	142,044
ITC, Ltd.	341,966	1,708,838
JSW Steel, Ltd.	86,387	271,440
Larsen & Toubro, Ltd.	25,310	660,497
Larsen & Toubro, Ltd. GDR	6,479	167,158
LIC Housing Finance, Ltd.	29,949	344,723
Lupin, Ltd.	22,476	367,944
Mahindra & Mahindra Financial Services, Ltd.	27,519	147,733
Mahindra & Mahindra, Ltd.	29,807	624,846
Mahindra & Mahindra, Ltd. GDR	7,826	167,476

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
Marico, Ltd.	44,298	$214,577
Maruti Suzuki India, Ltd.	10,622	1,183,395
Motherson Sumi Systems, Ltd.(a)	42,119	301,048
Nestle India, Ltd.	2,245	234,407
NTPC, Ltd.	163,483	402,274
Oil & Natural Gas Corp., Ltd.	130,746	318,180
Piramal Enterprises, Ltd.(a)	7,896	340,827
Power Finance Corp., Ltd.	65,689	125,255
Reliance Industries, Ltd.(a)	119,331	2,553,236
Reliance Industries, Ltd. GDR(a)(b)	5,573	236,295
Rural Electrification Corp., Ltd.	67,129	178,630
Shree Cement, Ltd.	819	215,401
Shriram Transport Finance Co., Ltd.	14,367	222,293
Siemens, Ltd.	7,109	146,717
State Bank of India	140,171	593,213
State Bank of India GDR	3,420	145,350
Sun Pharmaceutical Industries, Ltd.	96,698	831,779
Tata Consultancy Services, Ltd.	47,605	1,738,858
Tata Motors, Ltd.	146,108	978,650
Tata Motors, Ltd. ADR	2,430	80,214
Tata Motors, Ltd. Class A	36,991	151,083
Tata Power Co., Ltd.	115,506	143,852
Tata Steel, Ltd.	18,685	157,661
Tata Steel, Ltd. GDR	10,534	88,486
Tech Mahindra, Ltd.	46,780	277,188
Titan Co., Ltd.(a)	30,217	245,429
UltraTech Cement, Ltd.	8,841	540,958
United Spirits, Ltd.(a)	5,615	209,016
UPL, Ltd.	35,338	460,877
Vedanta, Ltd.	136,840	526,507
Vedanta, Ltd. ADR	3,228	50,099
Wipro, Ltd.	93,290	374,242
Wipro, Ltd. ADR	24,096	125,299
Yes Bank, Ltd.	33,623	762,529
Zee Entertainment Enterprises, Ltd.	53,628	407,784

		41,408,104

Indonesia – 2.4%
Adaro Energy Tbk PT	1,370,000	162,084
AKR Corporindo Tbk PT	174,500	85,433
Astra International Tbk PT	2,032,300	1,361,635
Bank Central Asia Tbk PT	990,200	1,350,452
Bank Danamon Indonesia Tbk PT	325,500	124,651
Bank Mandiri Persero Tbk PT	939,600	900,626
Bank Negara Indonesia Persero Tbk PT	752,600	370,051
Bank Rakyat Indonesia Persero Tbk PT	1,115,100	1,272,367
Bumi Serpong Damai Tbk PT	811,500	111,268
Charoen Pokphand Indonesia Tbk PT	744,000	176,882
Gudang Garam Tbk PT	47,500	279,304
Hanjaya Mandala Sampoerna Tbk PT	905,000	260,754
Indocement Tunggal Prakarsa Tbk PT	179,000	247,373
Indofood CBP Sukses Makmur Tbk PT	244,000	161,241
Indofood Sukses Makmur Tbk PT	427,000	275,704
Jasa Marga Persero Tbk PT	196,389	78,850
Kalbe Farma Tbk PT	2,074,000	252,477
Lippo Karawaci Tbk PT	1,287,000	63,717
Matahari Department Store Tbk PT	250,300	266,187
Media Nusantara Citra Tbk PT	536,000	73,892
Pakuwon Jati Tbk PT	2,041,500	94,125
Perusahaan Gas Negara Persero Tbk	1,079,000	181,987
Semen Indonesia Persero Tbk PT	294,000	220,489
Summarecon Agung Tbk PT	1,065,000	102,889
Surya Citra Media Tbk PT	558,000	108,442
Telekomunikasi Indonesia Persero Tbk PT	5,055,000	1,716,634
Tower Bersama Infrastructure Tbk PT	224,500	113,928
Unilever Indonesia Tbk PT	153,600	562,422
United Tractors Tbk PT	171,500	352,982
Waskita Karya Persero Tbk PT	428,500	74,461
XL Axiata Tbk PT (a)	351,500	89,908

		11,493,215

Malaysia – 2.3%
AirAsia Bhd	151,400	114,626
Alliance Financial Group Bhd	98,800	88,612
AMMB Holdings Bhd	160,600	182,574
Astro Malaysia Holdings Bhd	146,400	86,285
Axiata Group Bhd	270,610	304,485
British American Tobacco Malaysia Bhd	14,300	144,644
CIMB Group Holdings Bhd	358,698	549,831
Dialog Group Bhd	286,100	127,966
DiGi.Com Bhd	316,300	368,420
Felda Global Ventures Holdings Bhd	158,000	62,940
Gamuda Bhd	168,800	216,277
Genting Bhd	228,100	500,022
Genting Malaysia Bhd	297,300	380,919
Genting Plantations Bhd	23,600	60,695
HAP Seng Consolidated Bhd	63,800	137,182
Hartalega Holdings Bhd	70,000	120,345
Hong Leong Bank Bhd	64,800	236,397
Hong Leong Financial Group Bhd	23,900	93,537
IHH Healthcare Bhd	210,000	281,295
IJM Corp. Bhd	281,600	226,978
IOI Corp. Bhd	222,300	230,449
IOI Properties Group Bhd	154,925	79,400
Kuala Lumpur Kepong Bhd	47,500	275,308
Malayan Banking Bhd	359,393	806,251
Malaysia Airports Holdings Bhd	85,800	171,094
Maxis Bhd	192,300	248,626
MISC Bhd	130,100	226,095
Petronas Chemicals Group Bhd	237,400	392,657

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Malaysia – (continued)
Petronas Dagangan Bhd	24,600	$138,110
Petronas Gas Bhd	69,500	300,171
PPB Group Bhd	47,800	191,082
Public Bank Bhd	292,300	1,383,653
RHB Capital Bhd	81,910	96,552
Sapura Energy Bhd	400,000	148,160
Sime Darby Bhd	240,869	533,064
Telekom Malaysia Bhd	114,500	177,379
Tenaga Nasional Bhd	341,900	1,126,219
UMW Holdings Bhd (a)	50,300	69,955
Westports Holdings Bhd	109,900	93,191
YTL Corp. Bhd	444,800	151,284
YTL Power International Bhd	182,800	61,747

		11,184,477

Mexico – 3.6%
Alfa SAB de CV Class A	303,240	431,411
America Movil SAB de CV Series L	3,361,321	2,703,951
Arca Continental SAB de CV	44,800	337,935
Cemex SAB de CV Series CPO(a)	1,467,317	1,384,648
Coca-Cola Femsa SAB de CV Series L	49,400	420,042
El Puerto de Liverpool SAB de CV Series C1	19,300	152,813
Fibra Uno Administracion SA de CV REIT	262,158	497,383
Fomento Economico Mexicano SAB de CV	195,780	1,933,273
Gentera SAB de CV	99,300	149,446
Gruma SAB de CV Class B	21,900	286,495
Grupo Aeroportuario del Pacifico SAB de CV Class B	36,300	410,136
Grupo Aeroportuario del Sureste SAB de CV Class B	20,900	442,058
Grupo Bimbo SAB de CV Series A	162,815	411,451
Grupo Carso SAB de CV Series A1	43,800	185,560
Grupo Financiero Banorte SAB de CV Series O	250,403	1,593,055
Grupo Financiero Inbursa SAB de CV Series O	230,626	394,618
Grupo Financiero Santander Mexico SAB de CV Class B	185,491	359,919
Grupo Lala SAB de CV	64,600	118,744
Grupo Mexico SAB de CV Series B	381,836	1,075,695
Grupo Televisa SAB Series CPO	246,429	1,205,613
Industrias Penoles SAB de CV	14,050	318,644
Infraestructura Energetica Nova SAB de CV	55,200	295,004
Kimberly-Clark de Mexico SAB de CV Class A	154,189	327,209
Mexichem SAB de CV	105,510	283,365
OHL Mexico SAB de CV	78,200	113,111
Promotora y Operadora de Infraestructura SAB de CV	23,300	279,089
Wal-Mart de Mexico SAB de CV	527,894	1,227,298

		17,337,966

Netherlands – 0.3%
Steinhoff International Holdings NV	298,772	1,528,919

Pakistan – 0.1%
Engro Corp., Ltd.	25,900	80,518
Habib Bank, Ltd.	58,100	149,158
Lucky Cement, Ltd.	12,800	102,104
MCB Bank, Ltd.	38,600	77,480
Oil & Gas Development Co., Ltd.	63,900	85,755
United Bank, Ltd.	48,500	108,959

		603,974

Peru – 0.4%
Cia de Minas Buenaventura SAA ADR	18,500	212,750
Credicorp, Ltd.	6,800	1,219,852
Southern Copper Corp.	8,667	300,138

		1,732,740

Philippines – 1.2%
Aboitiz Equity Ventures, Inc.	198,450	299,484
Aboitiz Power Corp.	150,600	116,099
Alliance Global Group, Inc.	391,800	111,033
Ayala Corp.	24,530	413,208
Ayala Land, Inc.	730,500	575,453
Bank of the Philippine Islands	81,790	168,572
BDO Unibank, Inc.	199,239	489,608
DMCI Holdings, Inc.	374,330	104,599
Energy Development Corp.	910,900	109,214
Globe Telecom, Inc.	3,395	137,792
GT Capital Holdings, Inc.	8,950	214,616
International Container Terminal Services, Inc.	53,670	104,022
JG Summit Holdings, Inc.	290,540	466,384
Jollibee Foods Corp.	43,030	173,962
Megaworld Corp.	1,060,000	90,329
Metro Pacific Investments Corp.	1,365,000	172,857
Metropolitan Bank & Trust Co.	59,490	103,158
PLDT, Inc.	8,806	313,777
Robinsons Land Corp.	158,300	76,076
Security Bank Corp.	10,160	43,692
SM Investments Corp.	24,170	384,632
SM Prime Holdings, Inc.	871,600	570,012
Universal Robina Corp.	88,730	286,447

		5,525,026

Poland – 1.3%
Alior Bank SA(a)	8,745	145,620
Bank Handlowy w Warszawie SA	2,948	54,678
Bank Millennium SA(a)	63,394	127,359
Bank Pekao SA	15,641	526,386
Bank Zachodni WBK SA	3,490	322,149
CCC SA	2,835	172,013

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Poland – (continued)
Cyfrowy Polsat SA(a)	22,142	$147,303
Eurocash SA	6,893	57,623
Grupa Azoty SA	4,738	80,877
Grupa Lotos SA(a)	9,438	129,800
Jastrzebska Spolka Weglowa SA(a)	5,438	108,472
KGHM Polska Miedz SA	13,826	412,547
LPP SA	129	248,726
mBank SA(a)	1,490	185,672
Orange Polska SA(a)	63,322	87,599
PGE Polska Grupa Energetyczna SA	82,701	270,072
Polski Koncern Naftowy ORLEN SA	30,132	909,250
Polskie Gornictwo Naftowe i Gazownictwo SA	180,425	307,496
Powszechna Kasa Oszczednosci Bank Polski SA(a)	94,380	877,042
Powszechny Zaklad Ubezpieczen SA	60,962	733,030
Synthos SA	53,096	69,443
Tauron Polska Energia SA(a)	109,548	105,758

		6,078,915

Qatar – 0.6%
Barwa Real Estate Co.	9,242	81,497
Commercial Bank QSC(a)	19,581	162,794
Doha Bank QSC	15,068	125,553
Ezdan Holding Group QSC	79,145	272,220
Industries Qatar QSC	15,374	400,086
Masraf Al Rayan QSC	36,165	390,263
Ooredoo QSC	7,871	197,614
Qatar Electricity & Water Co. QSC	2,730	141,631
Qatar Gas Transport Co., Ltd.	27,940	130,067
Qatar Insurance Co. SAQ	13,384	246,443
Qatar Islamic Bank SAQ	5,877	148,515
Qatar National Bank QPSC	23,029	799,006

		3,095,689

Romania – 0.1%
New Europe Property Investments PLC	22,957	289,904

Russia – 3.1%
Alrosa PJSC(a)	253,545	370,251
Gazprom PAO(a)	1,071,858	2,148,824
Inter RAO UES PJSC(a)	3,310,928	213,230
LUKOIL PJSC(a)	42,796	2,084,607
Magnit PJSC(a)	6,106	945,435
Magnit PJSC GDR	2,000	68,000
MMC Norilsk Nickel PJSC(a)	5,527	752,367
Mobile TeleSystems OJSC	3,400	13,513
Mobile TeleSystems PJSC ADR	48,370	405,341
Moscow Exchange MICEX-RTS PJSC(a)	151,001	267,665
Novatek OAO	90,050	980,893
Novolipetsk Steel PJSC	116,343	226,331
PhosAgro PJSC GDR	12,128	160,696
Rosneft Oil Co. PJSC(a)	117,201	640,990
Rostelecom PJSC	84,040	101,071
Rushhydro PJSC	9,250,000	123,682
Sberbank of Russia PJSC(a)	1,085,544	2,675,729
Severstal PAO(a)	16,240	211,697
Sistema JSFC	262,100	54,106
Sistema PJSC FC GDR	16,136	67,448
Surgutneftegas OAO(a)	708,200	307,447
Surgutneftegas OJSC Preference Shares(a)	685,800	330,931
Tatneft PAO(a)	153,446	969,576
Transneft PJSC Preference Shares(a)	45	121,253
VTB Bank PJSC	524,830,000	564,717

		14,805,800

South Africa – 6.1%
Anglo American Platinum, Ltd.(a)	5,520	126,283
AngloGold Ashanti, Ltd.	40,314	393,833
Aspen Pharmacare Holdings, Ltd.	39,071	856,118
Barclays Africa Group, Ltd.	68,509	751,625
Bid Corp., Ltd.	33,882	773,759
Bidvest Group, Ltd.	33,901	407,718
Brait SE(a)	37,646	173,886
Capitec Bank Holdings, Ltd.	4,140	262,255
Coronation Fund Managers, Ltd.	23,914	118,981
Discovery, Ltd.	35,716	348,696
Exxaro Resources, Ltd.	21,226	150,660
FirstRand, Ltd.	338,045	1,216,472
Fortress Income Fund, Ltd.	80,580	213,404
Fortress Income Fund, Ltd. Class A	110,128	144,232
Foschini Group, Ltd.	20,607	215,908
Gold Fields, Ltd.	80,497	276,034
Growthpoint Properties, Ltd. REIT	215,538	402,699
Hyprop Investments, Ltd.	24,119	214,913
Impala Platinum Holdings, Ltd.(a)(c)	62,155	174,807
Imperial Holdings, Ltd.	15,193	186,687
Investec, Ltd.	27,881	205,344
Liberty Holdings, Ltd.	13,571	116,523
Life Healthcare Group Holdings, Ltd.	130,114	254,717
Massmart Holdings, Ltd.	10,646	85,720
MMI Holdings, Ltd.	90,771	140,218
Mondi, Ltd.	11,590	299,964
Mr. Price Group, Ltd.	24,694	294,010
MTN Group, Ltd.	170,186	1,482,024
Naspers, Ltd. Class N	44,022	8,550,734
Nedbank Group, Ltd.	22,073	351,736
Netcare, Ltd.	105,390	206,959
Pick n Pay Stores, Ltd.	37,454	168,682
Pioneer Foods Group, Ltd.	12,727	131,568
PSG Group, Ltd.	9,555	175,020
Rand Merchant Investment Holdings, Ltd.	66,416	197,639
Redefine Properties, Ltd. REIT	509,166	408,809
Remgro, Ltd.	52,796	860,129
Resilient REIT, Ltd. REIT	28,699	266,653

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Africa – (continued)
RMB Holdings, Ltd.	71,332	$319,844
Sanlam, Ltd.	140,673	695,715
Sappi, Ltd.	56,607	376,257
Sasol, Ltd.	55,547	1,553,747
Shoprite Holdings, Ltd.	43,290	658,741
Sibanye Gold, Ltd.	171,291	196,751
SPAR Group, Ltd.	19,454	228,816
Standard Bank Group, Ltd.	129,375	1,422,261
Telkom SA SOC, Ltd.(c)	26,589	124,904
Tiger Brands, Ltd.	16,467	462,370
Truworths International, Ltd.	43,916	239,648
Vodacom Group, Ltd.	52,558	658,935
Woolworths Holdings, Ltd.	100,227	471,589

		29,014,997

South Korea – 15.3%
Amorepacific Corp.	3,236	859,803
Amorepacific Corp. Preference Shares	920	149,561
AMOREPACIFIC Group	2,936	333,593
BGF retail Co., Ltd.	2,210	195,088
BNK Financial Group, Inc.	25,400	243,089
Celltrion, Inc.(a)	8,036	808,411
Cheil Worldwide, Inc.	7,200	115,789
CJ CheilJedang Corp.	770	243,285
CJ Corp.	1,437	238,003
CJ E&M Corp.	1,843	122,099
CJ Korea Express Corp.(a)	835	131,729
Coway Co., Ltd.	5,297	481,482
Daelim Industrial Co., Ltd.	2,772	215,626
Daewoo Engineering & Construction Co., Ltd.(a)	11,250	74,531
DGB Financial Group, Inc.	17,554	181,040
Dongbu Insurance Co., Ltd.	5,042	299,660
Dongsuh Cos., Inc.	3,452	92,323
Doosan Bobcat, Inc.	3,340	103,923
Doosan Heavy Industries & Construction Co., Ltd.	5,080	93,018
E-MART, Inc.	2,068	423,848
GS Engineering & Construction Corp.(a)	4,736	126,042
GS Holdings Corp.	5,021	299,290
GS Retail Co., Ltd.	2,570	115,904
Hana Financial Group, Inc.	29,752	1,176,662
Hankook Tire Co., Ltd.	7,360	409,121
Hanmi Pharm Co., Ltd.(a)	629	205,058
Hanmi Science Co., Ltd.(a)	1,333	98,331
Hanon Systems	18,870	169,874
Hanssem Co., Ltd.	1,040	167,251
Hanwha Chemical Corp.	10,972	289,607
Hanwha Corp.	4,540	188,084
Hanwha Life Insurance Co., Ltd.	20,860	126,894
Hanwha Techwin Co., Ltd.(a)	3,668	142,661
Hotel Shilla Co., Ltd.	3,030	151,215
Hyosung Corp.	2,070	303,042
Hyundai Construction Equipment Co., Ltd.(a)	1	301
Hyundai Department Store Co., Ltd.	1,344	129,801
Hyundai Development Co-Engineering & Construction	6,159	252,734
Hyundai Engineering & Construction Co., Ltd.	7,922	318,846
Hyundai Glovis Co., Ltd.	1,824	250,289
Hyundai Heavy Industries Co., Ltd.(a)	3,141	484,540
Hyundai Marine & Fire Insurance Co., Ltd.	6,210	213,576
Hyundai Mobis Co., Ltd.	6,836	1,493,685
Hyundai Motor Co.	15,513	2,162,587
Hyundai Motor Co. Preference Shares(e)	3,800	386,925
Hyundai Motor Co. Preference Shares(e)	2,440	240,982
Hyundai Robotics Co., Ltd.(a)	641	216,533
Hyundai Steel Co.	8,130	441,975
Hyundai Wia Corp.	1,548	94,437
Industrial Bank of Korea	25,680	319,836
Kakao Corp.	3,349	297,097
Kangwon Land, Inc.	11,649	354,820
KB Financial Group, Inc.	39,974	2,015,907
KCC Corp.	586	223,562
KEPCO Plant Service & Engineering Co., Ltd.	2,320	89,523
Kia Motors Corp.	26,303	878,184
Korea Aerospace Industries, Ltd.	6,812	339,365
Korea Electric Power Corp.	25,587	912,424
Korea Gas Corp.(a)	2,660	123,683
Korea Investment Holdings Co., Ltd.	3,900	238,946
Korea Zinc Co., Ltd.	850	338,767
Korean Air Lines Co., Ltd.(a)	4,311	145,816
KT Corp.	3,240	92,317
KT&G Corp.	11,762	1,202,774
Kumho Petrochemical Co., Ltd.	1,752	112,548
LG Chem, Ltd.	4,625	1,176,310
LG Chem, Ltd. Preference Shares	732	129,235
LG Corp.	9,414	636,020
LG Display Co., Ltd.	23,441	760,094
LG Electronics, Inc.	10,641	745,888
LG Household & Health Care, Ltd.	946	821,854
LG Household & Health Care, Ltd. Preference Shares	200	108,727
LG Innotek Co., Ltd.	1,379	198,868
LG Uplus Corp.	11,279	153,784
Lotte Chemical Corp.	1,556	467,827
Lotte Chilsung Beverage Co., Ltd.	59	88,385
Lotte Confectionery Co., Ltd.	537	92,930
Lotte Shopping Co., Ltd.	1,282	340,066
Medy-Tox, Inc.	410	200,673
Mirae Asset Daewoo Co., Ltd.	36,120	348,841
NAVER Corp.	2,819	2,064,696
NCSoft Corp.	1,772	587,750
Netmarble Games Corp.(a)(b)	1,736	235,179

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
NH Investment & Securities Co., Ltd.	14,499	$188,183
OCI Co., Ltd.	1,714	134,376
Orion Corp.(f)	355	247,599
Ottogi Corp.	123	84,928
Pan Ocean Co., Ltd.(a)	20,200	93,219
POSCO	7,460	1,871,276
Posco Daewoo Corp.	3,450	67,242
S-1 Corp.	1,643	139,292
S-Oil Corp.	4,507	373,433
Samsung Biologics Co., Ltd.(a)(b)	1,630	415,994
Samsung C&T Corp.	7,574	979,725
Samsung Card Co., Ltd.	2,744	93,653
Samsung Electro-Mechanics Co., Ltd.	5,705	508,596
Samsung Electronics Co., Ltd.	9,841	20,444,922
Samsung Electronics Co., Ltd. Preference Shares	1,781	2,898,415
Samsung Fire & Marine Insurance Co., Ltd.	3,103	763,444
Samsung Heavy Industries Co., Ltd.(a)	24,903	270,980
Samsung Life Insurance Co., Ltd.	7,034	719,292
Samsung SDI Co., Ltd.	5,501	824,561
Samsung SDS Co., Ltd.	3,526	568,585
Samsung Securities Co., Ltd.	6,308	227,698
Shinhan Financial Group Co., Ltd.	42,956	1,850,921
Shinsegae, Inc.	775	155,454
SK Holdings Co., Ltd.	3,192	775,577
SK Hynix, Inc.	58,552	3,449,202
SK Innovation Co., Ltd.	6,452	893,801
SK Networks Co., Ltd.	14,664	80,103
SK Telecom Co., Ltd.	2,047	475,901
Woori Bank	30,340	489,248
Yuhan Corp.	831	178,671

		73,169,135

Taiwan – 12.2%
Acer, Inc.(a)	305,000	159,919
Advanced Semiconductor Engineering, Inc.	653,615	839,042
Advantech Co., Ltd.	34,098	241,556
Asia Cement Corp.	231,000	198,195
Asia Pacific Telecom Co., Ltd.(a)	190,000	68,393
Asustek Computer, Inc.	70,000	661,571
AU Optronics Corp.	869,000	397,078
Catcher Technology Co., Ltd.	66,000	788,659
Cathay Financial Holding Co., Ltd.	823,000	1,355,434
Chailease Holding Co., Ltd.	105,000	292,702
Chang Hwa Commercial Bank, Ltd.	436,560	250,426
Cheng Shin Rubber Industry Co., Ltd.	198,000	421,124
Chicony Electronics Co., Ltd.	54,205	137,383
China Airlines, Ltd.	279,000	84,654
China Development Financial Holding Corp.	1,358,000	394,186
China Life Insurance Co., Ltd.	351,200	349,815
China Steel Corp.	1,266,000	1,030,030
Chunghwa Telecom Co., Ltd.	383,000	1,359,763
Compal Electronics, Inc.	414,000	278,994
CTBC Financial Holding Co., Ltd.	1,763,040	1,156,234
Delta Electronics, Inc.	196,000	1,072,781
E.Sun Financial Holding Co., Ltd.	846,952	520,644
Eclat Textile Co., Ltd.	17,206	209,843
Eva Airways Corp.	197,950	97,934
Evergreen Marine Corp. Taiwan, Ltd.(a)	182,000	92,436
Far Eastern New Century Corp.	330,000	268,491
Far EasTone Telecommunications Co., Ltd.	158,000	402,531
Feng TAY Enterprise Co., Ltd.	33,880	149,798
First Financial Holding Co., Ltd.	908,350	607,657
Formosa Chemicals & Fibre Corp.	295,000	926,118
Formosa Petrochemical Corp.	135,000	465,976
Formosa Plastics Corp.	417,000	1,270,740
Formosa Taffeta Co., Ltd.	68,000	68,291
Foxconn Technology Co., Ltd.	93,830	283,156
Fubon Financial Holding Co., Ltd.(a)	669,000	1,065,518
Giant Manufacturing Co., Ltd.	29,000	165,878
Globalwafers Co., Ltd.	14,000	97,797
Highwealth Construction Corp.	82,000	135,858
Hiwin Technologies Corp.	21,380	144,431
Hon Hai Precision Industry Co., Ltd.	1,567,000	6,026,923
Hotai Motor Co., Ltd.	27,000	338,166
HTC Corp.(a)	67,000	159,901
Hua Nan Financial Holdings Co., Ltd.	695,060	403,281
Innolux Corp.	892,000	466,233
Inventec Corp.	253,000	206,259
Largan Precision Co., Ltd.	10,000	1,594,346
Lite-On Technology Corp.	211,958	348,386
MediaTek, Inc.	150,000	1,284,517
Mega Financial Holding Co., Ltd.	1,091,000	907,373
Merida Industry Co., Ltd.	22,000	117,883
Micro-Star International Co., Ltd.	66,000	153,392
Nan Ya Plastics Corp.	480,000	1,191,321
Nanya Technology Corp.	72,000	129,704
Nien Made Enterprise Co., Ltd.	14,000	155,325
Novatek Microelectronics Corp.	57,000	230,473
OBI Pharma, Inc.(a)	12,000	95,069
Pegatron Corp.	193,000	604,632
Phison Electronics Corp.	15,000	185,158
Pou Chen Corp.	225,000	311,391
Powertech Technology, Inc.(a)	72,000	222,249
President Chain Store Corp.	58,000	521,466
Quanta Computer, Inc.	273,000	646,154
Realtek Semiconductor Corp.	47,000	169,181

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Ruentex Development Co., Ltd.(a)	72,000	$81,183
Ruentex Industries, Ltd.	57,000	85,069
Shin Kong Financial Holding Co., Ltd.(a)	791,000	210,621
Siliconware Precision Industries Co., Ltd.	206,000	332,837
SinoPac Financial Holdings Co., Ltd.	1,026,050	313,684
Standard Foods Corp.	55,300	148,521
Synnex Technology International Corp.	147,700	165,568
TaiMed Biologics, Inc.(a)	19,000	115,237
Taishin Financial Holding Co., Ltd.	914,535	416,381
Taiwan Business Bank	377,200	105,398
Taiwan Cement Corp.	329,000	380,697
Taiwan Cooperative Financial Holding Co., Ltd.	770,850	409,245
Taiwan Fertilizer Co., Ltd.	78,000	103,718
Taiwan High Speed Rail Corp.	161,000	134,696
Taiwan Mobile Co., Ltd.(a)	161,000	605,999
Taiwan Semiconductor Manufacturing Co., Ltd.	2,474,000	16,956,903
Teco Electric and Machinery Co., Ltd.	189,000	181,731
Transcend Information, Inc.	20,000	67,061
Uni-President Enterprises Corp.	484,000	970,546
United Microelectronics Corp.	1,217,000	590,097
Vanguard International Semiconductor Corp.	92,000	181,460
Wistron Corp.	248,863	253,199
WPG Holdings, Ltd.	160,000	213,544
Yuanta Financial Holding Co., Ltd.	1,009,000	444,464
Yulon Motor Co., Ltd.	89,000	79,872
Zhen Ding Technology Holding, Ltd.	47,000	111,397

		58,638,947

Thailand – 2.1%
Advanced Info Service PCL(f)	104,900	548,123
Airports of Thailand PCL(f)	425,700	592,120
Bangkok Bank PCL	12,400	71,910
Bangkok Bank PCL NVDR	14,000	76,244
Bangkok Dusit Medical Services PCL(f)	381,200	215,456
Bangkok Expressway & Metro PCL(f)	694,199	152,246
Bangkok Expressway & Metro PCL NVDR	86,400	18,948
Banpu PCL(f)	197,400	96,463
BEC World PCL(f)	97,800	60,459
Berli Jucker PCL(f)	115,400	162,212
BTS Group Holdings PCL(f)	589,384	147,476
Bumrungrad Hospital PCL(f)	36,000	181,749
Central Pattana PCL(f)	131,800	268,683
Charoen Pokphand Foods PCL(f)	268,500	196,020
CP ALL PCL(f)	492,900	910,494
Delta Electronics Thailand PCL(f)	47,200	120,536
Electricity Generating PCL(f)	11,900	74,966
Electricity Generating PCL NVDR	2,100	13,229
Energy Absolute PCL(f)	117,800	119,638
Glow Energy PCL(f)	49,000	113,593
Home Product Center PCL(f)	378,600	106,993
Indorama Ventures PCL(f)	149,200	166,900
IRPC PCL(f)	950,200	149,649
IRPC PCL NVDR	86,000	13,544
Kasikornbank PCL	155,100	910,876
Kasikornbank PCL NVDR	16,300	95,247
KCE Electronics PCL(f)	29,100	92,945
Krung Thai Bank PCL(f)	355,800	196,910
Minor International PCL(f)	213,200	252,614
PTT Exploration & Production PCL(f)	137,700	349,621
PTT Global Chemical PCL(f)	218,600	440,804
PTT PCL(f)	106,200	1,156,727
Robinson PCL(f)	47,300	81,108
Siam Cement PCL	40,750	602,193
Siam Commercial Bank PCL(f)	175,300	802,448
Siam Commercial Bank PCL NVDR	3,000	13,733
Thai Oil PCL(f)	78,800	183,256
Thai Union Group PCL Class F(f)	182,700	113,482
TMB Bank PCL(f)	1,184,300	80,185
TMB Bank PCL NVDR	204,500	13,846
True Corp. PCL(a)(f)	992,737	181,188

		10,144,834

Turkey – 1.2%
Akbank TAS	218,303	607,335
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,564	133,698
Arcelik A/S	23,890	176,739
Aselsan Elektronik Sanayi Ve Ticaret A/S	19,042	118,170
BIM Birlesik Magazalar A/S	21,263	393,865
Coca-Cola Icecek A/S	8,063	92,428
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT(a)	195,088	162,825
Eregli Demir ve Celik Fabrikalari TAS	138,482	277,157
Ford Otomotiv Sanayi A/S	7,319	89,260
Haci Omer Sabanci Holding A/S	93,964	291,558
KOC Holding A/S	77,113	354,200
Petkim Petrokimya Holding A/S	71,953	123,784
TAV Havalimanlari Holding A/S	17,198	92,128
Tofas Turk Otomobil Fabrikasi A/S	12,158	99,748
Tupras Turkiye Petrol Rafinerileri A/S	12,727	365,636
Turk Hava Yollari AO(a)	53,467	122,187
Turk Telekomunikasyon A/S(a)	54,130	95,888
Turkcell Iletisim Hizmetleri A/S	89,027	292,667
Turkiye Garanti Bankasi A/S	229,015	636,487
Turkiye Halk Bankasi A/S	62,296	232,557

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Turkey – (continued)
Turkiye Is Bankasi Class C	160,725	$339,925
Turkiye Sise ve Cam Fabrikalari A/S	72,284	94,394
Turkiye Vakiflar Bankasi TAO Class D	71,797	131,872
Ulker Biskuvi Sanayi A/S	14,465	91,162
Yapi ve Kredi Bankasi A/S(a)	83,552	106,499

		5,522,169

United Arab Emirates – 0.7%
Abu Dhabi Commercial Bank PJSC	205,680	391,076
Aldar Properties PJSC	312,074	194,753
DAMAC Properties Dubai Co. PJSC	173,998	149,276
DP World, Ltd.	16,760	350,619
Dubai Islamic Bank PJSC	120,202	186,039
DXB Entertainments PJSC(a)	334,886	68,733
Emaar Malls PJSC	196,771	134,722
Emaar Properties PJSC	350,733	739,872
Emirates Telecommunications Group Co. PJSC	173,602	817,685
First Abu Dhabi Bank PJSC	143,871	411,290

		3,444,065

United States – 0.3%
Yum China Holdings, Inc.(a)	38,300	1,510,169

TOTAL COMMON STOCKS (Cost $379,975,264)		469,339,307

SHORT-TERM INVESTMENTS – 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(g)(h) (Cost $9,873,658)	9,873,658	9,873,658
State Street Navigator Securities Lending Government Money Market Portfolio(g)(i) (Cost $2,439,782)	2,439,782	2,439,782

TOTAL SHORT-TERM INVESTMENTS (Cost $12,313,440)		12,313,440

TOTAL INVESTMENTS – 100.5% (Cost $392,288,704)		481,652,747
Liabilities In Excess of Other Assets – (0.5)%		(2,528,338)

NET ASSETS – 100.0%		$479,124,409

(a)	Non-income producing security.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at June 30, 2017.

(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $8,741,493 representing 1.8% of net assets.

(g)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at June 30, 2017.

(i)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI Emerging Markets Index (long)	09/15/2017	289	$14,569,935	$(46,910)

During the period ended June 30, 2017, average notional value related to futures contracts was $14,199,787 or 3% of net assets.

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Brazil	$31,092,095	$–	$–		$31,092,095
Chile	5,300,267	–	–		5,300,267
China	127,203,517	–	0	(a)	127,203,517
Colombia	2,110,309	–	–		2,110,309
Czech Republic	833,808	–	–		833,808
Egypt	598,290	–	–		598,290
Greece	1,822,706	–	–		1,822,706
Hong Kong	2,318,969	–	–		2,318,969
Hungary	1,530,301	–	–		1,530,301
India	41,229,274	178,830	–		41,408,104
Indonesia	11,493,215	–	–		11,493,215
Malaysia	11,184,477	–	–		11,184,477
Mexico	17,337,966	–	–		17,337,966
Netherlands	1,528,919	–	–		1,528,919
Pakistan	603,974	–	–		603,974
Peru	1,732,740	–	–		1,732,740
Philippines	5,525,026	–	–		5,525,026
Poland	6,078,915	–	–		6,078,915
Qatar	3,095,689	–	–		3,095,689
Romania	289,904	–	–		289,904
Russia	14,805,800	–	–		14,805,800
South Africa	29,014,997	–	–		29,014,997
South Korea	72,921,536	247,599	–		73,169,135
Taiwan	58,638,947	–	–		58,638,947
Thailand	1,829,770	8,315,064	–		10,144,834
Turkey	5,522,169	–	–		5,522,169
United Arab Emirates	3,444,065	–	–		3,444,065
United States	1,510,169	–	–		1,510,169
Short-Term Investments	12,313,440	–	–		12,313,440

Total Investments	$472,911,254	$8,741,493	$–		$481,652,747

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$(46,910)	$–	$–		$(46,910)

Total Other Financial Instruments	$(46,910)	$–	$–		$(46,910)

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2017.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	25,601,994	15,728,336	9,873,658	$9,873,658	$14,551	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,130,539	7,130,539	30,663,347	37,793,886	–	–	23,577	–
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	4,684,769	2,244,987	2,439,782	2,439,782	6,506	–

TOTAL		$7,130,539				$12,313,440	$44,634	$–

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (Note 2)	$469,339,307
Investments in affiliated issuers, at value (Notes 2 and 4)*	12,313,440

Total investments	481,652,747
Foreign currency, at value	2,143,108
Cash at broker for futures contracts	578,000
Receivable from broker – variation margin on open futures contracts	207,469
Receivable for fund shares sold	1,768,050
Dividends receivable – unaffiliated issuers (Note 2)	1,945,547
Dividends receivable – affiliated issuers (Notes 2 and 4)	7,900
Securities lending income receivable – affiliated issuers (Notes 4 and 8)	9,095
Receivable from Adviser (Note 4)	82,877
Receivable for foreign taxes recoverable	45,319
Prepaid expenses and other assets	5,725

Total assets	488,445,837

Liabilities
Due to custodian (Note 4)	5,708
Payable upon return of securities loaned	2,439,782
Payable for investments purchased	263,337
Payable for fund shares repurchased	5,388,261
Deferred foreign taxes payable	732,191
Advisory fee payable (Note 4)	55,184
Custodian fees payable (Note 4)	393,046
Administration fees payable (Note 4)	19,710
Trustees’ fees and expenses payable (Note 5)	2,480
Transfer agent fees payable (Note 4)	4,914
Registration and filing fees payable	177
Professional fees payable	15,800
Accrued expenses and other liabilities	838

Total liabilities	9,321,428

Net Assets	$479,124,409

Net Assets Consist Of:
Paid-in capital	$387,483,219
Undistributed (distribution in excess of) net investment income (loss)	4,965,190
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(1,897,928)
Net unrealized appreciation (depreciation) on:
Investments**	88,633,608
Foreign currency transactions	(12,770)
Futures contracts	(46,910)

Net Assets	$479,124,409

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

Class K
Net assets	$479,124,409
Shares outstanding	37,407,917

Net asset value, offering and redemption price per share	$12.81

Cost of Investments:
Investments in unaffiliated issuers	$379,975,264
Investments in affiliated issuers	12,313,440

Total cost of investments	$392,288,704

Foreign currency, at cost	$2,149,784

* Includes investments in securities on loan, at value	$3,346,057

** Includes deferred foreign taxes	$732,191

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividend income – unaffiliated issuers (Note 2)	$6,141,013
Dividend income – affiliated issuers (Notes 2 and 4)	38,128
Affiliated securities lending income – net (Notes 4 and 8)	13,130
Foreign taxes withheld	(740,340)

Total investment income (loss)	5,451,931

Expenses
Advisory fee (Note 4)	305,540
Administration fees (Note 4)	109,122
Custodian fees (Note 4)	341,213
Trustees’ fees and expenses (Note 5)	22,778
Transfer agent fees (Note 4)	5,498
Registration and filing fees	22,141
Professional fees	23,385
Printing and postage fees	8,585
Insurance expense	795
Miscellaneous expenses	9,579

Total expenses	848,636
Expenses waived/reimbursed by the Adviser (Note 4)	(476,827)

Net expenses	371,809

Net Investment Income (Loss)	5,080,122

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments transactions – unaffiliated issuers*	836,159
Foreign currency transactions	88,876
Futures contracts	2,299,719

Net realized gain (loss)	3,224,754

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers**	63,409,540
Foreign currency transactions	(4,858)
Futures contracts	107,448

Net change in unrealized appreciation/depreciation	63,512,130

Net realized and unrealized gain (loss)	66,736,884

Net Increase (Decrease) in Net Assets from Operations	$71,817,006

* Includes foreign capital gain taxes	$(7,037)

** Includes foreign deferred taxes	$(730,435)

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,080,122	$5,953,466
Net realized gain (loss)	3,224,754	(2,698,919)
Net change in unrealized appreciation/depreciation	63,512,130	25,062,251

Net increase (decrease) in net assets resulting from operations	71,817,006	28,316,798

Distributions to Shareholders From:
Class K
Net investment income	–	(7,284,652)
Net realized gains	–	(1,121,498)

Total distributions to shareholders	–	(8,406,150)

From Beneficial Interest Transactions:
Class K
Proceeds from sale of shares sold	72,248,395	261,800,037
Reinvestment of distributions	–	8,406,150
Cost of shares redeemed	(39,749,173)	(81,116,142)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	32,499,222	189,090,045

Net Increase (Decrease) in Net Assets During the Period	104,316,228	209,000,693

Net Assets at Beginning of Period	374,808,181	165,807,488

Net Assets at End of Period	$479,124,409	$374,808,181

Undistributed (distribution in excess of) net investment income (loss)	$4,965,190	$(114,932)

Shares of Beneficial Interest:
Class K
Shares sold	6,002,663	25,354,524
Reinvestment of distributions	–	782,695
Shares redeemed	(3,238,627)	(8,082,733)

Net increase (decrease)	2,764,036	18,054,486

See accompanying notes to financial statements.

17

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	For the Period 12/21/15* - 12/31/15
Net asset value, beginning of period	$10.82		$9.99	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.14		0.21	0.02
Net realized and unrealized gain (loss)	1.85		0.87	(0.01)

Total from investment operations	1.99		1.08	0.01

Distributions to Shareholders from:
Net investment income	–		(0.22)	(0.02)
Net realized gains	–		(0.03)	–

Total distributions	–		(0.25)	(0.02)

Net asset value, end of period	$12.81		$10.82	$9.99

Total return(b)	18.39%		10.81%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$479,124		$374,808	$165,807
Ratios to average net assets:
Total expenses	0.39	%(c)	0.56%	0.83	%(c)
Net expenses	0.17	%(c)	0.18%	0.17	%(c)
Net investment income (loss)	2.33	%(c)	1.98%	8.03	%(c)
Portfolio turnover rate	2	%(d)	14%	0	%(d)(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount is less than 0.5%.

See accompanying notes to financial statements.

18

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not commenced	Diversified
	Class I	Not commenced	Diversified
	Class K	December 21, 2015	Diversified

Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the

19

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

20

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

21

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the Fund entered into futures contracts for cash equitization, for enhancement and to facilitate daily liquidity.

Forward Foreign Currency Exchange Contracts

The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Fund entered into forward foreign currency exchange contracts during the period ended June 30, 2017, however, there were none outstanding as of June 30, 2017.

22

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Swaps

The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Total Return Swaps

The Fund enters into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

As of June 30, 2017, the Fund held no total return swap agreements.

23

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The following tables summarize the value of the Portfolio’s derivative instruments as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Currency Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(46,910)	$–	$(46,910)

(a)	Unrealized depreciation on open futures contracts. The Statement of Assets and Liabilities only reflects the net variation margin as of June 30, 2 017.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Currency Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$2,299,719	$–	$2,299,719

(a)	Net realized gain (loss) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Currency Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$107,448	$–	$107,448

(a)	Net change in unrealized appreciation (depreciation) on futures contracts.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.

The Adviser is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to

24

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

April 30, 2018 except with the approval of the Board. For the period ended June 30, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $476,827.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, BFDS was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor to the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2017, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates – Securities Lending

State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

25

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Other Transactions with Affiliates

The Fund may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

Due to Custodian

In certain circumstances, the Fund may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund. The State Street Emerging Markets Equity Index Fund had a cash overdraft related to the payment of expenses by the Fund.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments and derivative contracts) for the period ended June 30, 2017, were $48,982,767 and $7,874,650, respectively.

7.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

26

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$395,379,935	$95,306,576	$9,033,764	$86,272,812

8.	Securities Lending

The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017, and the value of the invested cash collateral are disclosed in the Fund’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$3,346,057	$2,439,782	$1,128,537	$3,568,319

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

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State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2017:

State Street Emerging Markets Equity Index Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,439,782	$–	$–	$–	$2,439,782
Total Borrowings	$2,439,782	$–	$–	$–	$2,439,782
Gross amount of recognized liabilities for securities lending transactions.					$2,439,782

9.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2017.

10.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

28

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,183.90	$0.92	$1,024.00	$0.85

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

30

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Fund’s website at www.ssgafunds.com, on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free).

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State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•	Comparisons of the Fund’s performance over the one-year period ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions,

[1]

Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year, since the Fund’s inception; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

33

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any

34

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund:

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State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

The Board considered that the Fund outperformed the median of its Performance Universe and underperformed the median of its Performance Group and its Lipper Index for the one-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory while noting the Fund’s limited performance history.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of your Fund:

The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

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State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

June 30, 2017 (Unaudited)

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

37

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITEMMKTSSAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

State Street Disciplined U.S. Equity Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	101.2%
Short-Term Investment	0.4
Rights	0.0 **
Liabilities in Excess of Other Assets	(1.6)
Total	100.0%

Sector Breakdown*	June 30, 2017
Pharmaceuticals	11.3%
Banks	7.9
Chemicals	6.3
Diversified Telecommunication Services	5.4
Real Estate Management & Development	5.4
Construction & Engineering	4.9
Health Care Equipment & Supplies	4.8
Real Estate Investment Trusts (REITs)	4.7
Food Products	3.8
Food & Staples Retailing	3.7
Health Care Providers & Services	3.6
Electric Utilities	3.4
Insurance	2.8
Paper & Forest Products	2.7
Airlines	2.6
Auto Components	2.4
Road & Rail	2.4
Technology Hardware, Storage & Peripherals	2.2
Multi-Utilities	2.0
Electrical Equipment	1.8
Air Freight & Logistics	1.4
Automobiles	1.4
Professional Services	1.4
IT Services	1.3
Life Sciences Tools & Services	1.3
Building Products	1.2
Electronic Equipment, Instruments & Components	1.2
Transportation Infrastructure	1.2

1

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Portfolio Statistics (Unaudited) — (continued)

Sector Breakdown* – (continued)	June 30, 2017
Tobacco	1.1%
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	1.1
Media	0.9
Software	0.8
Industrial Conglomerates	0.7
Specialty Retail	0.7
Oil, Gas & Consumable Fuels	0.3
Short-Term Investment	0.4
Liabilities in Excess of Other Assets	(1.6)
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

**	Amount shown represents less than 0.05% of net assets.

2

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 101.2%
Australia – 7.8%
AGL Energy, Ltd.	1,913	$37,418
CIMIC Group, Ltd.	1,241	36,972
Cochlear, Ltd.	337	40,183
Mirvac Group REIT	24,763	40,458
Qantas Airways, Ltd.	10,558	46,324
Stockland REIT	11,792	39,617
Telstra Corp., Ltd.	9,913	32,696

		273,668

Belgium – 2.2%
Colruyt SA	693	36,457
Proximus SADP	1,114	38,918

		75,375

Denmark – 1.3%
Danske Bank A/S	1,149	44,135

Finland – 2.7%
Orion Oyj Class B	760	48,455
Stora Enso Oyj Class R	3,503	45,188

		93,643

France – 4.5%
Eutelsat Communications SA	1,178	30,042
Gecina SA REIT	201	31,488
Sanofi	493	47,097
Vinci SA	549	46,793

		155,420

Germany – 7.2%
Deutsche Post AG	1,259	47,128
Fresenius Medical Care AG & Co. KGaA	445	42,720
Fresenius SE & Co. KGaA	538	46,058
METRO AG	1,312	44,226
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	138	27,788
OSRAM Licht AG	539	42,880

		250,800

Hong Kong – 12.7%
AIA Group, Ltd.	5,000	36,540
BOC Hong Kong Holdings, Ltd.	10,000	47,845
CLP Holdings, Ltd.	3,500	37,034
Hang Seng Bank, Ltd.	2,200	46,021
Jardine Matheson Holdings, Ltd.	400	25,680
Link REIT	5,500	41,850
New World Development Co., Ltd.	24,335	30,892
Sun Hung Kai Properties, Ltd.	3,000	44,079
Swire Pacific, Ltd. Class A	4,000	39,070
WH Group, Ltd.(a)	50,500	50,976
Wharf Holdings, Ltd.	5,000	41,440

		441,427

Japan – 30.9%
Asahi Glass Co., Ltd.	1,000	42,097
Asahi Kasei Corp.	3,000	32,240
Astellas Pharma, Inc.	2,700	33,029
Bridgestone Corp.	1,100	47,383
Canon, Inc.	1,300	44,151
Central Japan Railway Co.	200	32,592
Chubu Electric Power Co., Inc.	2,900	38,521
Daiichi Sankyo Co., Ltd.	1,700	40,049
Daito Trust Construction Co., Ltd.	200	31,141
Fujitsu, Ltd.	6,000	44,204
Hitachi, Ltd.	7,000	42,950
Hoya Corp.	1,000	51,914
Japan Airlines Co., Ltd.	300	9,276
JXTG Holdings, Inc.	2,550	11,136
Konami Holdings Corp.	500	27,768
Kuraray Co., Ltd.	1,600	29,021
Marubeni Corp.	6,200	40,050
Mitsubishi Chemical Holdings Corp.	3,200	26,489
Mitsubishi Tanabe Pharma Corp.	2,100	48,519
Mitsui Chemicals, Inc.	7,000	37,068
Nippon Telegraph & Telephone Corp.	900	42,533
NTT DOCOMO, Inc.	1,600	37,764
Seiko Epson Corp.	1,400	31,137
Shionogi & Co., Ltd.	700	38,993
Sumitomo Chemical Co., Ltd.	7,000	40,246
Sumitomo Electric Industries, Ltd.	2,300	35,413
Suzuken Co., Ltd.	1,200	39,836
Suzuki Motor Corp.	1,000	47,437
Taisho Pharmaceutical Holdings Co., Ltd.	400	30,438
Tokyu Corp.	3,000	22,882

		1,076,277

Norway – 2.4%
Orkla ASA	4,606	46,656
Telenor ASA	2,336	38,623

		85,279

Singapore – 4.9%
CapitaLand Commercial Trust	9,800	11,815
ComfortDelGro Corp., Ltd.	17,500	29,233
Oversea-Chinese Banking Corp., Ltd.	4,700	36,833
Singapore Airlines, Ltd.	4,700	34,546
United Overseas Bank, Ltd.	1,526	25,625
Wilmar International, Ltd.	14,000	34,063

		172,115

South Africa – 1.4%
Mondi PLC	1,925	50,360

Spain – 3.8%
ACS Actividades de Construccion y Servicios SA	1,268	48,918
Aena SA(a)	221	43,065
Endesa SA	1,796	41,317

		133,300

Sweden – 3.0%
Nordea Bank AB	2,159	27,440
Skanska AB Class B	1,579	37,422
Swedish Match AB	1,085	38,167

		103,029

Switzerland – 9.2%
ABB, Ltd.	828	20,474
Adecco Group AG(b)	641	48,795
Lonza Group AG(b)	207	44,809
Novartis AG	404	33,665
Roche Holding AG	150	38,250
Sika AG	8	51,459
Sonova Holding AG	276	44,874
Swisscom AG	78	37,687

		320,013

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – 7.2%
Centrica PLC	5,584	$14,521
Direct Line Insurance Group PLC	7,160	33,054
GlaxoSmithKline PLC	1,848	39,259
Kingfisher PLC	6,474	25,287
Lloyds Banking Group PLC	51,550	44,295
National Grid PLC	1,291	15,961
Smith & Nephew PLC	1,877	32,305
Wm Morrison Supermarkets PLC	14,697	46,047

		250,729

TOTAL COMMON STOCKS
(Cost $3,120,804)		3,525,570

RIGHTS – 0.0%(c)
Spain – 0.0%(c)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17)(b)
(Cost $1,067)	1,268	1,012

SHORT-TERM INVESTMENT – 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(d)(e)
(Cost $15,479)	15,479	15,479

TOTAL INVESTMENTS – 101.6%
(Cost $3,137,350)		3,542,061
Liabilities in Excess of Other Assets – (1.6)%		(56,773)

NET ASSETS – 100.0%		$3,485,288

(a)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)	Amount is less than 0.05% of net assets.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$273,668	$–	$–	$273,668
Belgium	75,375	–	–	75,375
Denmark	44,135	–	–	44,135
Finland	93,643	–	–	93,643
France	155,420	–	–	155,420
Germany	250,800	–	–	250,800
Hong Kong	441,427	–	–	441,427
Japan	1,076,277	–	–	1,076,277
Norway	85,279	–	–	85,279
Singapore	172,115	–	–	172,115
South Africa	50,360	–	–	50,360
Spain	133,300	–	–	133,300
Sweden	103,029	–	–	103,029
Switzerland	320,013	–	–	320,013
United Kingdom	250,729	–	–	250,729
Rights
Spain	1,012	–	–	1,012
Short-Term Investment	15,479	–	–	15,479

Total Investments	$3,542,061	$–	$–	$3,542,061

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	72,507	57,028	15,479	$15,479	$36	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	–	110,555	110,555	–	–	33	–

TOTAL		$–				$15,479	$69	$–

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	100.5%
Short-Term Investment	1.3
Liabilities in Excess of Other Assets	(1.8)
Total	100.0%

Sector Breakdown*	June 30, 2017
Electric Utilities	8.0%
Aerospace & Defense	7.0
Banks	6.4
Health Care Providers & Services	6.0
Health Care Equipment & Supplies	5.8
Insurance	5.8
Pharmaceuticals	5.2
Hotels, Restaurants & Leisure	3.9
Multi-Utilities	3.8
Commercial Services & Supplies	3.6
Real Estate Investment Trusts (REITs)	3.4
Specialty Retail	3.2
Household Products	2.9
Life Sciences Tools & Services	2.9
Tobacco	2.9
Media	2.8
Semiconductors & Semiconductor Equipment	2.8
Technology Hardware, Storage & Peripherals	2.7
Communications Equipment	2.2
Electronic Equipment, Instruments & Components	2.2
IT Services	2.2
Food & Staples Retailing	1.6
Software	1.4
Beverages	1.3
Electrical Equipment	1.3
Food Products	1.3
Airlines	1.2
Biotechnology	1.2
Industrial Conglomerates	1.1

6

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Portfolio Statistics (Unaudited) — (continued)

Sector Breakdown* – (continued)	June 30, 2017
Consumer Finance	1.0%
Road & Rail	1.0
Diversified Telecommunication Services	0.9
Machinery	0.8
Capital Markets	0.7
Short-Term Investment	1.3
Liabilities in Excess of Other Assets	(1.8)
Total	100.0%

*	As a percentage of net assets of the date indicated. The Fund’s composition will vary over time.

7

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 100.5%
Aerospace & Defense – 7.0%
General Dynamics Corp.	308	$61,015
Huntington Ingalls Industries, Inc.	207	38,535
Northrop Grumman Corp.	140	35,939
Raytheon Co.	226	36,495
Spirit AeroSystems Holdings, Inc. Class A	960	55,622
United Technologies Corp.	238	29,062

		256,668

Airlines – 1.2%
Delta Air Lines, Inc.	828	44,497

Banks – 6.4%
Bank of America Corp.	1,402	34,012
Citigroup, Inc.	546	36,516
JPMorgan Chase & Co.	719	65,717
PNC Financial Services Group, Inc.	406	50,697
US Bancorp	943	48,961

		235,903

Beverages – 1.3%
PepsiCo, Inc.	407	47,004

Biotechnology – 1.2%
Amgen, Inc.	252	43,402

Capital Markets – 0.7%
Morgan Stanley	589	26,246

Commercial Services & Supplies – 3.6%
KAR Auction Services, Inc.	750	31,478
Republic Services, Inc.	763	48,626
Waste Management, Inc.	738	54,132

		134,236

Communications Equipment – 2.2%
Cisco Systems, Inc.	1,675	52,427
Motorola Solutions, Inc.	316	27,410

		79,837

Consumer Finance – 1.0%
American Express Co.	448	37,740

Diversified Telecommunication Services – 0.9%
AT&T, Inc.	834	31,467

Electric Utilities – 8.0%
American Electric Power Co., Inc.	667	46,337
Edison International	654	51,136
Exelon Corp.	1,400	50,498
PG&E Corp.	746	49,512
Pinnacle West Capital Corp.	607	51,692
PPL Corp.	1,157	44,730

		293,905

Electrical Equipment – 1.3%
Eaton Corp. PLC	629	48,955

Electronic Equipment, Instruments & Components – 2.2%
Corning, Inc.	1,083	32,544
TE Connectivity, Ltd.	601	47,287

		79,831

Food & Staples Retailing – 1.6%
Wal-Mart Stores, Inc.	781	59,106

Food Products – 1.3%
Tyson Foods, Inc. Class A	754	47,223

Health Care Equipment & Supplies – 5.8%
Abbott Laboratories	809	39,326
Baxter International, Inc.	1,087	65,807
C.R. Bard, Inc.	181	57,216
Hologic, Inc.(a)	1,132	51,370

		213,719

Health Care Providers & Services – 6.0%
Cardinal Health, Inc.	437	34,051
Express Scripts Holding Co.(a)	489	31,218
HCA Healthcare, Inc.(a)	558	48,657
McKesson Corp.	120	19,745
Quest Diagnostics, Inc.	298	33,126
UnitedHealth Group, Inc.	289	53,586

		220,383

Hotels, Restaurants & Leisure – 3.9%
Carnival Corp.	775	50,817
Darden Restaurants, Inc.	603	54,535
McDonald’s Corp.	250	38,290

		143,642

Household Products – 2.9%
Kimberly-Clark Corp.	362	46,738
Procter & Gamble Co.	671	58,478

		105,216

Industrial Conglomerates – 1.1%
3M Co.	202	42,054

Insurance – 5.8%
Allstate Corp.	767	67,833
Everest Re Group, Ltd.	226	57,537
Principal Financial Group, Inc.	289	18,516
Prudential Financial, Inc.	247	26,711
Travelers Cos., Inc.	337	42,641

		213,238

IT Services – 2.2%
Accenture PLC Class A	271	33,517
International Business Machines Corp.	313	48,149

		81,666

Life Sciences Tools & Services – 2.9%
Agilent Technologies, Inc.	1,093	64,826
Thermo Fisher Scientific, Inc.	230	40,128

		104,954

Machinery – 0.8%
Illinois Tool Works, Inc.	203	29,080

Media – 2.8%
Comcast Corp. Class A	1,412	54,955
Time Warner, Inc.	470	47,193

		102,148

Multi-Utilities – 3.8%
CenterPoint Energy, Inc.	1,738	47,587
DTE Energy Co.	461	48,769
Public Service Enterprise Group, Inc.	984	42,322

		138,678

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – 5.2%
Eli Lilly & Co.	560	$46,088
Johnson & Johnson	472	62,441
Merck & Co., Inc.	754	48,324
Pfizer, Inc.	1,040	34,933

		191,786

Real Estate Investment Trusts (Reits) – 3.4%
AGNC Investment Corp. REIT	1,646	35,043
Annaly Capital Management, Inc. REIT	4,417	53,225
Gaming and Leisure Properties, Inc. REIT	940	35,410

		123,678

Road & Rail – 1.0%
Union Pacific Corp.	329	35,831

Semiconductors & Semiconductor Equipment – 2.8%
Intel Corp.	1,296	43,727
Texas Instruments, Inc.	769	59,159

		102,886

Software – 1.4%
Microsoft Corp.	760	52,387

Specialty Retail – 3.2%
Best Buy Co., Inc.	642	36,806
Home Depot, Inc.	244	37,429
Lowe’s Cos., Inc.	554	42,952

		117,187

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	499	71,866
HP, Inc.	1,613	28,195

		100,061

Tobacco – 2.9%
Altria Group, Inc.	866	64,491
Reynolds American, Inc.	630	40,975

		105,466

Total Common Stocks
(Cost $3,198,007)		3,690,080

Short-Term Investment – 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $48,097)	48,097	48,097

TOTAL INVESTMENTS – 101.8% (Cost $3,246,104)		3,738,177
Liabilities in Excess of Other Assets – (1.8)%		(66,252)

NET ASSETS – 100.0%		$3,671,925

(a)	Non-income producing security.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$256,668	$–	$–	$256,668
Airlines	44,497	–	–	44,497
Banks	235,903	–	–	235,903
Beverages	47,004	–	–	47,004
Biotechnology	43,402	–	–	43,402
Capital Markets	26,246	–	–	26,246
Commercial Services & Supplies	134,236	–	–	134,236
Communications Equipment	79,837	–	–	79,837
Consumer Finance	37,740	–	–	37,740
Diversified Telecommunication Services	31,467	–	–	31,467
Electric Utilities	293,905	–	–	293,905

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electrical Equipment	$48,955	$–	$–	$48,955
Electronic Equipment, Instruments & Components	79,831	–	–	79,831
Food & Staples Retailing	59,106	–	–	59,106
Food Products	47,223	–	–	47,223
Health Care Equipment & Supplies	213,719	–	–	213,719
Health Care Providers & Services	220,383	–	–	220,383
Hotels, Restaurants & Leisure	143,642	–	–	143,642
Household Products	105,216	–	–	105,216
Industrial Conglomerates	42,054	–	–	42,054
Insurance	213,238	–	–	213,238
IT Services	81,666	–	–	81,666
Life Sciences Tools & Services	104,954	–	–	104,954
Machinery	29,080	–	–	29,080
Media	102,148	–	–	102,148
Multi-Utilities	138,678	–	–	138,678
Pharmaceuticals	191,786	–	–	191,786
Real Estate Investment Trusts (REITs)	123,678	–	–	123,678
Road & Rail	35,831	–	–	35,831
Semiconductors & Semiconductor Equipment	102,886	–	–	102,886
Software	52,387	–	–	52,387
Specialty Retail	117,187	–	–	117,187
Technology Hardware, Storage & Peripherals	100,061	–	–	100,061
Tobacco	105,466	–	–	105,466
Short-Term Investment	48,097	–	–	48,097

Total Investments	$3,738,177	$–	$–	$3,738,177

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	89,370	41,273	48,097	$48,097	$58	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,233	20,233	90,472	110,705	–	–	58	–

TOTAL		$20,233				$48,097	$116	$–

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
Assets
Investments in unaffiliated issuers, at value (Note 2)	$3,526,582	$3,690,080
Investments in affiliated issuers, at value (Note 2)	15,479	48,097

Total investments	3,542,061	3,738,177
Foreign currency, at value	12,470	–
Dividends receivable – unaffiliated issuers (Note 2)	8,100	7,427
Dividends receivable – affiliated issuers (Note 2)	26	39
Receivable from Adviser (Note 3)	16,943	14,648
Receivable for foreign taxes recoverable	6,502	–

Total assets	3,586,102	3,760,291

Liabilities
Advisory fee payable (Note 3)	2,436	1,966
Custodian fees payable (Note 3)	19,657	9,182
Administration fees payable (Note 3)	143	151
Trustees’ fees and expenses payable (Note 4)	48,103	48,103
Transfer agent fees payable (Note 3)	5,481	5,473
Registration and filing fees payable	23	23
Professional fees payable	21,800	21,056
Printing and postage fees payable	1,386	762
Accrued expenses and other liabilities	1,785	1,650

Total liabilities	100,814	88,366

Net Assets	$3,485,288	$3,671,925

Net Assets Consist of:
Paid-in Capital	$2,998,996	$3,000,000
Undistributed (distribution in excess of) net investment income (loss)	45,201	35,108
Accumulated net realized gain (loss) on investments and foreign currency transactions	35,968	144,744
Net unrealized appreciation (depreciation) on:
Investments	404,711	492,073
Foreign currency transactions	412	–

Net Assets	$3,485,288	$3,671,925

Class I
Net assets	$3,485,288	$3,671,925
Shares outstanding	300,000	300,000

Net asset value, offering and redemption price per share	$11.62	$12.24

Cost of Investments:
Investments in unaffiliated issuers	$3,121,871	$3,198,007
Investments in affiliated issuers	15,479	48,097

Total cost of investments	$3,137,350	$3,246,104

Foreign currency, at cost	$12,254	$–

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

Statements of Operations

For the Period Ended June 30, 2017 (Unaudited)

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
Investment Income
Dividend income – unaffiliated issuers (Note 2)	$70,118	$46,419
Dividend income – affiliated issuers (Note 2)	69	116
Foreign taxes withheld	(7,188)	–

Total investment income (loss)	62,999	46,535

Expenses
Advisory fee (Note 3)	13,694	11,410
Administration fees (Note 3)	805	878
Custodian fees (Note 3)	20,332	9,500
Trustees’ fees and expenses (Note 4)	64,431	64,434
Transfer agent fees (Note 3)	2,362	2,345
Registration and filing fees	17,585	17,581
Professional fees	23,070	22,457
Printing and postage fees	7,938	8,226
Insurance expense	11	11
Miscellaneous expenses	4,200	4,313

Total expenses	154,428	141,155
Expenses waived/reimbursed by the Adviser (Note 3)	(140,711)	(129,728)

Net expenses	13,717	11,427

Net Investment Income (Loss)	49,282	35,108

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	53,806	77,395
Foreign currency transactions	(196)	–

Net realized gain (loss)	53,610	77,395

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers	388,175	210,924
Foreign currency transactions	502	–

Net change in unrealized appreciation/depreciation	388,677	210,924

Net realized and unrealized gain (loss)	442,287	288,319

Net Increase (Decrease) in Net Assets from Operations	$491,569	$323,427

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

Statements of Changes In Net Assets

	State Street Disciplined International Equity Fund		State Street Disciplined U.S. Equity Fund
	Six Months Ended 6/30/17 (Unaudited)	For the Period 2/18/16* - 12/31/16	Six Months Ended 6/30/17 (Unaudited)	For the Period 2/18/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$49,282	$67,478	$35,108	$53,904
Net realized gain (loss)	53,610	16,509	77,395	88,325
Net change in unrealized appreciation/depreciation	388,677	16,446	210,924	281,149

Net increase (decrease) in net assets resulting from operations	491,569	100,433	323,427	423,378

Distributions to Shareholders from:
Net investment income	–	(71,409)	–	(52,500)
Net realized gains	–	(35,314)	–	(22,380)

Total distributions to shareholders	–	(106,723)	–	(74,880)

From Beneficial Interest Transactions:
Class I
Shares sold	–	3,000,400	–	3,000,000
Shares redeemed	(391)	–	–	–

Net increase (decrease) from capital share transactions	(391)	3,000,400	–	3,000,000

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(391)	3,000,400	–	3,000,000

Net Increase (Decrease) in Net Assets During the Period	491,178	2,994,110	323,427	3,348,498

Net Assets at Beginning of Period	2,994,110	–	3,348,498	–

Net Assets at End of Period	$3,485,288	$2,994,110	$3,671,925	$3,348,498

Undistributed (distribution in excess of) net investment income (loss)	$45,201	$(4,081)	$35,108	$–

Shares of Beneficial Interest:
Class I
Shares sold	–	300,038	–	300,000
Shares redeemed	(38)	–	–	–

Net increase (decrease) from share transactions	(38)	300,038	–	300,000

*	Inception date.

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined International Equity Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$9.98		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.16		0.22
Net realized and unrealized gain (loss)	1.48		0.12

Total from investment operations	1.64		0.34

Distributions to Shareholders from:
Net investment income	–		(0.24)
Net realized gains	–		(0.12)

Total distributions	–		(0.36)

Net asset value, end of period	$11.62		$9.98

Total return(b)	16.43%		3.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,485		$2,994
Ratios to average net assets:
Total expenses	9.59	%(c)	5.69	%(c)
Net expenses	0.85	%(c)	0.85	%(c)
Net investment income (loss)	3.06	%(c)	2.48	%(c)
Portfolio turnover rate	20	%(d)	35	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined U.S. Equity Fund
	Class I
	Six Months Ended 6/30/17 (Unaudited)		For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$11.16		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.12		0.18
Net realized and unrealized gain (loss)	0.96		1.23

Total from investment operations	1.08		1.41

Distributions to Shareholders from:
Net investment income	–		(0.18)
Net realized gains	–		(0.07)

Total distributions	–		(0.25)

Net asset value, end of period	$12.24		$11.16

Total return(b)	9.68%		14.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,672		$3,348
Ratios to average net assets:
Total expenses	8.04	%(c)	4.73	%(c)
Net expenses	0.65	%(c)	0.65	%(c)
Net investment income (loss)	2.00	%(c)	1.90	%(c)
Portfolio turnover rate	29	%(d)	33	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” and collectively, the “Funds”):

Fund	Class	Commencement of Operations	Diversification Classification
State Street Disciplined International Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
State Street Disciplined U.S. Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the

16

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (NAV) per share or unit.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

17

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Interest income is recorded daily on an accrual basis. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The State Street Disciplined International Equity Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

18

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Funds have entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, the Funds pay the Adviser a fee accrued daily and paid monthly, at the rate of 0.85% and 0.65% of the State Street Disciplined International Equity Fund’s and State Street Disciplined U.S. Equity Fund’s average daily net assets, respectively.

The Adviser is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.85% and 0.65% for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board. For the period ended June 30, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $140,711 and $129,728 for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, BFDS was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

19

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017, are disclosed in the Schedules of Investments.

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Disciplined International Equity Fund	1	100.00%
State Street Disciplined U.S. Equity Fund	1	100.00%

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Disciplined International Equity Fund	$–	$–	$693,377	$657,006
State Street Disciplined U.S. Equity Fund	1,038,251	1,026,171	–	–

20

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

6.	Income Tax Information

The Funds intend to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distributes their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Funds’ tax positions taken and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined International Equity Fund	$3,148,844	$463,484	$70,267	$393,217
State Street Disciplined U.S. Equity Fund	3,196,474	553,548	11,845	541,703

7.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate plus 1%.

The Funds had no outstanding loans as of the period ended June 30, 2017.

8.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

21

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Foreign and Emerging Markets Risks

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9.	New Accounting Pronouncements

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Funds and concluded that it will be limited to additional disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22

State Street Institutional Investment Trust

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined International Equity Fund Class I	0.85%	$1,164.30	$4.56	$1,020.60	$4.26
State Street Disciplined U.S. Equity Fund Class I	0.65	1,096.80	3.38	1,021.60	3.26

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

23

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

24

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations In Approving Continuation Of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

[1]

Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

25

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the period since the Fund’s inception through December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year, since the Fund’s inception; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

26

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements,

27

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2017, for an additional year with respect to the Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the period since each Fund’s inception through December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

28

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

State Street Disciplined U.S. Equity Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on February 19, 2016. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Disciplined International Equity Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on February 19, 2016. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory while noting the Funds’ limited performance history.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders of the Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Disciplined U.S. Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Disciplined International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various

29

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

30

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITDISCEQTYSAR

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

30 June 2017

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

State Street International Value Spotlight Fund

State Street European Value Spotlight Fund

State Street Asia Pacific Value Spotlight Fund

State Street U.S. Value Spotlight Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	94.3%
Short-Term Investment	4.8
Rights	0.1
Other Assets in Excess of Liabilities	0.8
Total	100.0%

Sector Breakdown as of June 30, 2017*	June 30, 2017
Banks	13.2%
Health Care Providers & Services	8.7
Insurance	8.5
Oil, Gas & Consumable Fuels	8.4
Capital Markets	5.6
Chemicals	5.3
Airlines	4.9
Machinery	4.9
Food Products	3.1
Tobacco	3.0
Containers & Packaging	2.9
Construction & Engineering	2.8
Aerospace & Defense	2.7
Communications Equipment	2.7
Software	2.7
Specialty Retail	2.7
Household Durables	2.6
Pharmaceuticals	2.6
Auto Components	2.4
Wireless Telecommunication Services	2.4
Electrical Equipment	2.3
Short-Term Investment	4.8
Other Assets in Excess of Liabilities	0.8
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 94.3%
Australia – 2.6%
Woodside Petroleum, Ltd.	2,710	$62,091

China – 2.1%
China Construction Bank Corp. Class H	66,000	51,150

France – 2.7%
Vallourec SA(a)	10,551	64,009

Germany – 2.4%
Schaeffler AG Preference Shares	4,070	58,211

Hong Kong – 3.1%
WH Group, Ltd.(b)	72,500	73,183

Hungary – 2.6%
Richter Gedeon Nyrt	2,404	62,688

Italy – 2.6%
Eni SpA	4,196	62,980

Japan – 8.4%
Alfresa Holdings Corp.	3,800	73,288
KDDI Corp.	2,200	58,250
Sony Financial Holdings, Inc.	4,100	69,842

		201,380

Netherlands – 2.7%
Koninklijke DSM NV	906	65,762

Panama – 2.0%
Copa Holdings SA Class A	400	46,800

South Korea – 5.7%
KT&G Corp.	712	72,809
Samsung Life Insurance Co., Ltd.	619	63,298

		136,107

Spain – 2.7%
ACS Actividades de Construccion y Servicios SA	1,660	64,041

Sweden – 2.7%
Telefonaktiebolaget LM Ericsson Class B	9,127	65,196

Switzerland – 5.5%
ABB, Ltd.	2,221	54,919
Credit Suisse Group AG(a)	5,242	75,867

		130,786

Thailand – 3.0%
Bangkok Bank PCL	12,200	70,751

United Kingdom – 8.3%
Barclays PLC	24,822	65,372
easyJet PLC	3,998	70,575
Standard Chartered PLC(a)	6,325	63,854

		199,801

United States – 35.2%
Affiliated Managers Group, Inc.	344	57,056
AGCO Corp.	774	52,160
Cigna Corp.	390	65,282
Citigroup, Inc.	958	64,071
EQT Corp.	1,293	75,757
McKesson Corp.	420	69,107
MetLife, Inc.	1,257	69,060
Michaels Cos., Inc.(a)	3,455	63,987
Mosaic Co.	2,744	62,645
Oracle Corp.	1,295	64,931
Owens-Illinois, Inc.(a)	2,935	70,205
Tempur Sealy International, Inc.(a)	1,154	61,612
United Technologies Corp.	538	65,695

		841,568

TOTAL COMMON STOCKS (Cost $2,008,815)		2,256,504

RIGHTS – 0.1%
Spain – 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17)(a) (Cost $1,397)	1,660	1,325

SHORT-TERM INVESTMENT – 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(c)(d) (Cost $116,203)	116,203	116,203

TOTAL INVESTMENTS – 99.2% (Cost $2,126,415)		2,374,032
Other Assets in Excess of Liabilities – 0.8%		18,602

NET ASSETS – 100.0%		$2,392,634

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 3.1% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

At June 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	SEK	138,365	USD	16,000	08/31/2017	$(456)
Barclays Capital	EUR	20,464	USD	23,000	08/31/2017	(408)
HSBC Bank plc	SEK	138,343	USD	16,000	08/31/2017	(454)

See accompanying notes to financial statements.

2

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank plc	EUR	20,463	USD	23,000	08/31/2017	$(408)
JP Morgan Chase Bank, N.A.	SEK	138,341	USD	16,000	08/31/2017	(454)
Royal Bank of Canada	CHF	22,256	USD	23,000	08/31/2017	(323)
Societe Generale	CHF	22,256	USD	23,000	08/31/2017	(323)
UBS AG	CHF	24,189	USD	25,000	08/31/2017	(348)
Westpac Banking Corp.	EUR	22,242	USD	25,000	08/31/2017	(443)

Total						$(3,617)

During the period ended June 30, 2017, average notional value related to foreign currency exchange contracts was $233,333 or 10% of net assets.

CHF	Swiss Franc
EUR	Euro
SEK	Swedish Krona
USD	U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$62,091	$–	$–	$62,091
China	51,150	–	–	51,150
France	64,009	–	–	64,009
Germany	58,211	–	–	58,211
Hong Kong	73,183	–	–	73,183
Hungary	62,688	–	–	62,688
Italy	62,980	–	–	62,980
Japan	201,380	–	–	201,380
Netherlands	65,762	–	–	65,762
Panama	46,800	–	–	46,800
South Korea	136,107	–	–	136,107
Spain	64,041	–	–	64,041
Sweden	65,196	–	–	65,196
Switzerland	130,786	–	–	130,786
Thailand	70,751	–	–	70,751
United Kingdom	199,801	–	–	199,801
United States	841,568	–	–	841,568
Rights
Spain	1,325	–	–	1,325
Short-Term Investment	116,203	–	–	116,203

Total Investments	$2,374,032	$–	$–	$2,374,032

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(3,617)	$–	$(3,617)

Total Other Financial Instruments	$–	$(3,617)	$–	$(3,617)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares Purchased	Shares Sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	222,218	106,015	116,203	$116,203	$121	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	120,334	120,334	212,831	333,165	–	–	198	–

TOTAL		$120,334				$116,203	$319	$–

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street International Value Spotlight Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	93.7%
Short-Term Investment	5.6
Rights	0.1
Other Assets in Excess of Liabilities	0.6
Total	100.0%

Sector Breakdown as of June 30, 2017*	June 30, 2017
Banks	14.1%
Insurance	8.7
Chemicals	8.1
Pharmaceuticals	7.9
Oil, Gas & Consumable Fuels	7.4
Electrical Equipment	6.0
Capital Markets	5.9
Machinery	5.9
Auto Components	5.5
Communications Equipment	3.4
Construction & Engineering	3.3
Food Products	3.3
Airlines	3.2
Wireless Telecommunication Services	3.0
Health Care Providers & Services	2.9
Electronic Equipment, Instruments & Components	2.7
Industrial Conglomerates	2.5
Short-Term Investment	5.6
Other Assets in Excess of Liabilities	0.6
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street International Value Spotlight Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 93.7%
Australia – 5.2%
Incitec Pivot, Ltd.	24,807	$64,886
Woodside Petroleum, Ltd.	2,992	68,552

		133,438

China – 7.4%
China Construction Bank Corp. Class H	91,000	70,525
PetroChina Co., Ltd. Class H	90,000	55,108
Shanghai Industrial Holdings, Ltd.	22,000	65,100

		190,733

France – 9.1%
Alstom SA(a)	2,482	86,652
Sanofi	775	74,038
Vallourec SA(a)	12,360	74,983

		235,673

Germany – 5.7%
Deutsche Bank AG	4,489	79,487
Schaeffler AG Preference Shares	4,818	68,909

		148,396

Hong Kong – 3.3%
WH Group, Ltd.(b)	84,500	85,296

Hungary – 2.8%
Richter Gedeon Nyrt	2,742	71,502

Israel – 2.2%
Teva Pharmaceutical Industries, Ltd. ADR	1,704	56,607

Italy – 5.6%
Assicurazioni Generali SpA	4,910	80,698
Eni SpA	4,282	64,271

		144,969

Japan – 16.4%
Alfresa Holdings Corp.	3,900	75,216
Hirose Electric Co., Ltd.	500	71,289
KDDI Corp.	2,900	76,785
Sony Financial Holdings, Inc.	4,000	68,138
Sumitomo Mitsui Financial Group, Inc.	1,800	70,151
Sumitomo Mitsui Trust Holdings, Inc.	1,800	64,384

		425,963

Netherlands – 2.6%
Koninklijke DSM NV	932	67,649

Norway – 3.0%
Yara International ASA	2,046	76,597

South Korea – 5.9%
Hankook Tire Co., Ltd.	1,356	75,376
Samsung Fire & Marine Insurance Co., Ltd.	312	76,763

		152,139

Spain – 3.2%
ACS Actividades de Construccion y Servicios SA	2,182	84,179

Sweden – 3.4%
Telefonaktiebolaget LM Ericsson Class B	12,360	88,290

Switzerland – 5.5%
ABB, Ltd.	2,793	69,063
Credit Suisse Group AG(a)	5,112	73,986

		143,049

Thailand – 3.3%
Bangkok Bank PCL	14,800	85,829

United Kingdom – 9.1%
CNH Industrial NV	6,900	78,029
easyJet PLC	4,668	82,403
Standard Chartered PLC(a)	7,461	75,322

		235,754

TOTAL COMMON STOCKS (Cost $2,074,476)		2,426,063

RIGHTS – 0.1%
Spain – 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17)(a) (Cost $1,835)	2,182	1,742

SHORT-TERM INVESTMENT – 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(c)(d) (Cost $146,807)	146,807	146,807

TOTAL INVESTMENTS – 99.4% (Cost $2,223,118)		2,574,612
Other Assets in Excess of Liabilities – 0.6%		14,863

NET ASSETS – 100.0%		$2,589,475

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 3.3% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street International Value Spotlight Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$133,438	$–	$–	$133,438
China	190,733	–	–	190,733
France	235,673	–	–	235,673
Germany	148,396	–	–	148,396
Hong Kong	85,296	–	–	85,296
Hungary	71,502	–	–	71,502
Israel	56,607	–	–	56,607
Italy	144,969	–	–	144,969
Japan	425,963	–	–	425,963
Netherlands	67,649	–	–	67,649
Norway	76,597	–	–	76,597
South Korea	152,139	–	–	152,139
Spain	84,179	–	–	84,179
Sweden	88,290	–	–	88,290
Switzerland	143,049	–	–	143,049
Thailand	85,829	–	–	85,829
United Kingdom	235,754	–	–	235,754
Rights
Spain	1,742	–	–	1,742
Short-Term Investment	146,807	–	–	146,807

Total Investments	$2,574,612	$–	$–	$2,574,612

Affiliate Table

	Number of Shares held at 12/31/16	Value at 12/31/16	Shares Purchased	Shares Sold	Number of Shares held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	244,806	97,999	146,807	$146,807	$165	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,185	41,185	276,675	317,860	–	–	184	–

TOTAL		$41,185				$146,807	$349	$–

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street European Value Spotlight Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	90.8%
Short-Term Investment	8.0
Rights	0.1
Other Assets in Excess of Liabilities	1.1
Total	100.0%

Sector Breakdown as of June 30, 2017*	June 30, 2017
Pharmaceuticals	12.7%
Banks	12.2
Machinery	8.4
Chemicals	8.3
Capital Markets	7.2
Insurance	7.1
Oil, Gas & Consumable Fuels	6.0
Electrical Equipment	5.5
Auto Components	4.4
Construction & Engineering	3.5
Airlines	3.4
Communications Equipment	3.1
Textiles, Apparel & Luxury Goods	3.0
Diversified Financial Services	2.6
Construction Materials	2.5
Semiconductors & Semiconductor Equipment	1.0
Short-Term Investment	8.0
Other Assets in Excess of Liabilities	1.1
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street European Value Spotlight Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 90.8%
Austria – 3.2%
ANDRITZ AG	639	$38,437

France – 18.3%
Alstom SA(a)	1,138	39,730
AXA SA	1,577	43,078
BNP Paribas SA	359	25,820
Sanofi	418	39,933
TOTAL SA	722	35,644
Vallourec SA(a)	5,800	35,186

		219,391

Germany – 10.1%
Continental AG	120	25,861
Deutsche Bank AG	2,181	38,619
HeidelbergCement AG	304	29,350
Schaeffler AG Preference Shares	1,850	26,460

		120,290

Hungary – 3.1%
Richter Gedeon Nyrt	1,445	37,681

Ireland – 3.2%
Bank of Ireland(a)	145,358	38,131

Italy – 6.5%
Assicurazioni Generali SpA	2,552	41,943
Eni SpA	2,390	35,873

		77,816

Netherlands – 9.4%
Akzo Nobel NV	431	37,404
ASM International NV	207	12,038
Euronext NV(b)	599	31,051
Koninklijke DSM NV	443	32,155

		112,648

Norway – 2.5%
Yara International ASA	795	29,763

Spain – 3.4%
ACS Actividades de Construccion y Servicios SA	1,054	40,662

Sweden – 3.1%
Telefonaktiebolaget LM Ericsson Class B	5,268	37,631

Switzerland – 15.5%
ABB, Ltd.	1,039	25,691
Credit Suisse Group AG(a)	3,334	48,253
Novartis AG	504	41,998
Roche Holding AG	133	33,915
Swatch Group AG	95	35,127

		184,984

United Kingdom – 12.5%
Barclays PLC	15,413	40,592
CNH Industrial NV	2,445	27,650
easyJet PLC	2,266	40,001
Standard Chartered PLC(a)	4,078	41,169

		149,412

TOTAL COMMON STOCKS (Cost $948,238)		1,086,846

RIGHTS – 0.1%
Spain – 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17)(a) (Cost $886)	1,054	841

SHORT-TERM INVESTMENT – 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(c)(d) (Cost $96,534)	96,534	96,534

TOTAL INVESTMENTS – 98.9% (Cost $1,045,658)		1,184,221
Other Assets in Excess of Liabilities – 1.1%		12,769

NET ASSETS – 100.0%		$1,196,990

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 2.6% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

At June 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank plc	EUR	11,442	GBP	10,000	08/31/2017	$(206)
HSBC Bank plc	EUR	11,442	GBP	10,000	08/31/2017	130
UBS AG	EUR	10,300	GBP	9,000	08/31/2017	(188)
UBS AG	EUR	10,300	GBP	9,000	08/31/2017	117
Westpac Banking Corp.	EUR	11,444	GBP	10,000	08/31/2017	(208)
Westpac Banking Corp.	EUR	11,444	GBP	10,000	08/31/2017	129

						$(226)

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street European Value Spotlight Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

During the period ended June 30, 2017, average notional value related to foreign currency exchange contracts was $37,359 or 3% of net assets.

Abbreviations:
EUR	Euro
GBP	British Pound

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Austria	$38,437	$–	$–	$38,437
France	219,391	–	–	219,391
Germany	120,290	–	–	120,290
Hungary	37,681	–	–	37,681
Ireland	38,131	–	–	38,131
Italy	77,816	–	–	77,816
Netherlands	112,648	–	–	112,648
Norway	29,763	–	–	29,763
Spain	40,662	–	–	40,662
Sweden	37,631	–	–	37,631
Switzerland	184,984	–	–	184,984
United Kingdom	149,412	–	–	149,412
Rights
Spain	841	–	–	841
Short-Term Investment	96,534	–	–	96,534

Total Investments	$1,184,221	$–	$–	$1,184,221

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(226)	$–	$(226)

Total Other Financial Instruments	$–	$(226)	$–	$(226)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares held at 12/31/16	Value at 12/31/16	Shares Purchased	Shares Sold	Number of Shares held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	154,861	58,327	96,534	$96,534	$118	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,566	41,566	222,020	263,586	–	–	156	–

TOTAL		$41,566				$96,534	$274	$–

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

State Street Asia Pacific Value Spotlight Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	93.8%
Short-Term Investment	5.2
Other Assets in Excess of Liabilities	1.0
Total	100.0%

Sector Breakdown as of June 30, 2017*	June 30, 2017
Banks	21.4%
Machinery	7.1
Insurance	5.2
Wireless Telecommunication Services	5.2
Food Products	5.1
Oil, Gas & Consumable Fuels	5.1
Health Care Providers & Services	4.2
Technology Hardware, Storage & Peripherals	4.0
Semiconductors & Semiconductor Equipment	3.6
Tobacco	3.6
Trading Companies & Distributors	3.6
Construction & Engineering	3.3
Electronic Equipment, Instruments & Components	3.2
Auto Components	3.1
Household Durables	3.1
Textiles, Apparel & Luxury Goods	3.0
Chemicals	2.8
Automobiles	2.6
Software	2.6
Industrial Conglomerates	2.0
Short-Term Investment	5.2
Other Assets in Excess of Liabilities	1.0
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 93.8%
Australia – 3.0%
Woodside Petroleum, Ltd.	2,896	$66,352

China – 14.7%
ANTA Sports Products, Ltd.	20,000	66,099
China Construction Bank Corp. Class H	80,000	62,000
China Mobile, Ltd.	5,000	53,065
Industrial & Commercial Bank of China, Ltd. Class H	79,000	53,332
PetroChina Co., Ltd. Class H	76,000	46,536
Shanghai Industrial Holdings, Ltd.	15,000	44,386

		325,418

Hong Kong – 8.2%
Techtronic Industries Co., Ltd.	15,000	68,981
WH Group, Ltd.(a)	110,500	111,541

		180,522

Japan – 41.3%
Alfresa Holdings Corp.	4,800	92,574
Hirose Electric Co., Ltd.	500	71,289
ITOCHU Corp.	5,300	78,727
Kansai Paint Co., Ltd.	2,700	62,117
KDDI Corp.	2,300	60,898
Kinden Corp.	4,600	74,101
Komatsu, Ltd.	2,100	53,350
Kurita Water Industries, Ltd.	1,600	43,574
Mitsubishi UFJ Financial Group, Inc.	8,000	53,742
SMC Corp.	200	60,787
Sony Financial Holdings, Inc.	4,600	78,359
Sumitomo Mitsui Financial Group, Inc.	1,800	70,151
Toyota Motor Corp.	1,100	57,692
Trend Micro, Inc.	1,100	56,684

		914,045

Singapore – 2.6%
United Overseas Bank, Ltd.	3,461	58,117

South Korea – 15.5%
Hankook Tire Co., Ltd.	1,216	67,594
KT&G Corp.	780	79,762
Samsung Electronics Co., Ltd. Preference Shares	55	89,508
Samsung Fire & Marine Insurance Co., Ltd.	156	38,381
Shinhan Financial Group Co., Ltd.	1,599	68,899

		344,144

Taiwan – 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,277	79,604

Thailand – 2.5%
Bangkok Bank PCL NVDR	10,200	55,549

United Kingdom – 2.4%
Standard Chartered PLC(b)	5,200	52,357

TOTAL COMMON STOCKS (Cost $1,926,907)		2,076,108

SHORT-TERM INVESTMENT – 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(c)(d) (Cost $114,576)	114,576	114,576

TOTAL INVESTMENTS – 99.0% (Cost $2,041,483)		2,190,684
Other Assets in Excess of Liabilities – 1.0%		22,457

NET ASSETS – 100.0%		$2,213,141

(a)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 5.0% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$66,352	$–	$–	$66,352
China	325,418	–	–	325,418
Hong Kong	180,522	–	–	180,522
Japan	914,045	–	–	914,045
Singapore	58,117	–	–	58,117
South Korea	344,144	–	–	344,144

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Taiwan	$79,604	$–	$–	$79,604
Thailand	55,549	–	–	55,549
United Kingdom	52,357	–	–	52,357
Short-Term Investment	114,576	–	–	114,576

Total Investments	$2,190,684	$–	$–	$2,190,684

Affiliate Table

	Number of Shares held at 12/31/16	Value at 12/31/16	Shares Purchased	Shares Sold	Number of Shares held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	188,337	73,761	114,576	$114,576	$125	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	100,447	100,447	276,660	377,107	–	–	198	–

TOTAL		$100,447				$114,576	$323	$–

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street U.S. Value Spotlight Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	90.7%
Short-Term Investment	8.1
Other Assets in Excess of Liabilities	1.2
Total	100.0%

Sector Breakdown as of June 30, 2017*	June 30, 2017
Oil, Gas & Consumable Fuels	10.0%
Banks	8.5
Pharmaceuticals	7.6
Software	7.5
Health Care Providers & Services	6.4
Insurance	6.4
Communications Equipment	4.6
Machinery	3.7
Containers & Packaging	3.4
Household Durables	3.4
Capital Markets	3.3
Aerospace & Defense	3.1
Chemicals	3.0
Specialty Retail	2.8
Energy Equipment & Services	2.7
Airlines	2.6
Multiline Retail	2.6
Construction & Engineering	2.5
Electric Utilities	2.4
Food & Staples Retailing	2.3
Electronic Equipment, Instruments & Components	1.9
Short-Term Investment	8.1
Other Assets in Excess of Liabilities	1.2
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

State Street U.S. Value Spotlight Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 90.7%
Aerospace & Defense – 3.1%
United Technologies Corp.	277	$33,825

Airlines – 2.6%
Copa Holdings SA Class A	249	29,133

Banks – 8.5%
Citigroup, Inc.	598	39,994
PNC Financial Services Group, Inc.	177	22,102
Wells Fargo & Co.	566	31,362

		93,458

Capital Markets – 3.3%
Affiliated Managers Group, Inc.	219	36,323

Chemicals – 3.0%
Mosaic Co.	1,422	32,464

Communications Equipment – 4.6%
Cisco Systems, Inc.	907	28,389
F5 Networks, Inc.(a)	179	22,744

		51,133

Construction & Engineering – 2.5%
Chicago Bridge & Iron Co. NV	1,366	26,951

Containers & Packaging – 3.4%
Owens-Illinois, Inc.(a)	1,582	37,842

Electric Utilities – 2.4%
Exelon Corp.	745	26,872

Electronic Equipment, Instruments & Components – 1.9%
Jabil, Inc.	734	21,426

Energy Equipment & Services – 2.7%
National Oilwell Varco, Inc.	896	29,514

Food & Staples Retailing – 2.3%
Wal-Mart Stores, Inc.	328	24,823

Health Care Providers & Services – 6.4%
Cigna Corp.	189	31,637
McKesson Corp.	236	38,831

		70,468

Household Durables – 3.4%
Tempur Sealy International, Inc.(a)	693	36,999

Insurance – 6.4%
Hartford Financial Services Group, Inc.	698	36,694
MetLife, Inc.	620	34,063

		70,757

Machinery – 3.7%
AGCO Corp.	601	40,501

Multiline Retail – 2.6%
Nordstrom, Inc.	602	28,794

Oil, Gas & Consumable Fuels – 10.0%
Chevron Corp.	262	27,334
ConocoPhillips	533	23,431
EQT Corp.	635	37,205
Occidental Petroleum Corp.	369	22,092

		110,062

Pharmaceuticals – 7.6%
Eli Lilly & Co.	352	28,970
Johnson & Johnson	200	26,458
Merck & Co., Inc.	445	28,520

		83,948

Software – 7.5%
CA, Inc.	561	19,338
Microsoft Corp.	387	26,676
Oracle Corp.	725	36,351

		82,365

Specialty Retail – 2.8%
Michaels Cos., Inc.(a)	1,668	30,891

TOTAL COMMON STOCKS (Cost $922,301)		998,549

SHORT-TERM INVESTMENT – 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(b)(c) (Cost $89,182)	89,182	89,182

TOTAL INVESTMENTS – 98.8% (Cost $1,011,483)		1,087,731
Other Assets in Excess of Liabilities – 1.2%		13,496

NET ASSETS – 100.0%		$1,101,227

(a)	Non-income producing security.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$33,825	$–	$–	$33,825
Airlines	29,133	–	–	29,133

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

State Street U.S. Value Spotlight Fund

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Banks	$93,458	$–	$–	$93,458
Capital Markets	36,323	–	–	36,323
Chemicals	32,464	–	–	32,464
Communications Equipment	51,133	–	–	51,133
Construction & Engineering	26,951	–	–	26,951
Containers & Packaging	37,842	–	–	37,842
Electric Utilities	26,872	–	–	26,872
Electronic Equipment, Instruments & Components	21,426	–	–	21,426
Energy Equipment & Services	29,514	–	–	29,514
Food & Staples Retailing	24,823	–	–	24,823
Health Care Providers & Services	70,468	–	–	70,468
Household Durables	36,999	–	–	36,999
Insurance	70,757	–	–	70,757
Machinery	40,501	–	–	40,501
Multiline Retail	28,794	–	–	28,794
Oil, Gas & Consumable Fuels	110,062	–	–	110,062
Pharmaceuticals	83,948	–	–	83,948
Software	82,365	–	–	82,365
Specialty Retail	30,891	–	–	30,891
Short-Term Investment	89,182	–	–	89,182

Total Investments	$1,087,731	$–	$–	$1,087,731

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	104,295	15,113	89,182	$89,182	$97	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	101,767	101,767	59,098	160,865	–	–	168	–

TOTAL		$101,767				$89,182	$265	$–

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	State Street Global Value Spotlight Fund	State Street International Value Spotlight Fund	State Street European Value Spotlight Fund	State Street Asia Pacific Value Spotlight Fund	State Street U.S. Value Spotlight Fund
Assets
Investments in unaffiliated issuers, at value (Note 2)	$2,257,829	$2,427,805	$1,087,687	$2,076,108	$998,549
Investments in affiliated issuers, at value (Note 2)	116,203	146,807	96,534	114,576	89,182

Total investments	2,374,032	2,574,612	1,184,221	2,190,684	1,087,731
Foreign currency, at value	8,920	16,339	3,315	4,726	–
Receivable for investments sold	–	–	–	–	27,057
Unrealized appreciation on forward foreign currency exchange contracts	–	–	376	–	–
Dividends receivable – unaffiliated issuers (Note 2)	2,590	4,660	903	5,440	716
Dividends receivable – affiliated issuers (Note 2)	77	102	72	76	60
Receivable from Adviser (Note 4)	43,670	34,265	44,921	42,727	41,154
Receivable for foreign taxes recoverable (Note 2)	761	2,445	2,312	724	–

Total assets	2,430,050	2,632,423	1,236,120	2,244,377	1,156,718

Liabilities
Payable for investments purchased	–	–	4,711	–	28,461
Unrealized depreciation on forward foreign currency contracts	3,617	–	602	–	–
Deferred foreign taxes payable	1,743	1,709	–	92	–
Advisory fee payable (Note 4)	1,462	1,596	741	1,356	580
Custodian fees payable (Note 4)	10,372	13,816	12,918	9,553	6,660
Administration fees payable (Note 4)	97	106	49	90	45
Transfer agent fees payable (Note 4)	6,918	9,420	6,917	6,918	6,917
Registration and filing fees payable	29	24	15	29	15
Professional fees payable	13,176	14,030	13,176	13,176	12,803
Printing and postage fees payable	–	2,245	–	–	–
Accrued expenses and other liabilities	2	2	1	22	10

Total liabilities	37,416	42,948	39,130	31,236	55,491

Net Assets	$2,392,634	$2,589,475	$1,196,990	$2,213,141	$1,101,227

Net Assets Consist of:
Paid-in Capital	$2,000,000	$2,000,000	$1,000,000	$2,000,000	$1,000,000
Undistributed (distribution in excess of) net investment income (loss)	25,543	40,515	20,078	23,727	5,900
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency exchange contracts	124,681	198,882	38,399	40,297	19,079
Net unrealized appreciation (depreciation) on:
Investments**	245,874	349,785	138,563	149,109	76,248
Foreign currency transactions and forward foreign currency exchange contracts	(3,464)	293	(50)	8	–

Net Assets	$2,392,634	$2,589,475	$1,196,990	$2,213,141	$1,101,227

See accompanying notes to financial statements.

17

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2017 (Unaudited)

	State Street Global Value Spotlight Fund	State Street International Value Spotlight Fund	State Street European Value Spotlight Fund	State Street Asia Pacific Value Spotlight Fund	State Street U.S. Value Spotlight Fund
Net Asset Value Per Share
Class K
Net assets	$2,392,634	$2,589,475	$1,196,990	$2,213,141	$1,101,227
Shares outstanding	200,000	200,000	100,000	200,000	100,000

Net asset value, offering and redemption price per share	$11.96	$12.95	$11.97	$11.07	$11.01

Cost of Investments:
Investments in unaffiliated issuers	$2,010,212	$2,076,311	$949,124	$1,926,907	$922,301
Investments in affiliated issuers	116,203	146,807	96,534	114,576	89,182

Total cost of investments	$2,126,415	$2,223,118	$1,045,658	$2,041,483	$1,011,483

Foreign currency, at cost	$8,816	$16,127	$3,236	$4,715	$–

** Includes deferred foreign taxes	$1,743	$1,709	$–	$92	$–

See accompanying notes to financial statements.

18

State Street Institutional Investment Trust

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	State Street Global Value Spotlight Fund	State Street International Value Spotlight Fund	State Street European Value Spotlight Fund	State Street Asia Pacific Value Spotlight Fund	State Street U.S. Value Spotlight Fund
Investment Income
Dividend income – unaffiliated issuers (Note 2)	$33,491	$55,021	$25,478	$34,828	$9,090
Dividend income – affiliated issuers (Note 2)	319	349	274	323	265
Foreign taxes withheld (Note 2)	(2,309)	(5,729)	(3,016)	(3,655)	–

Total investment income (loss)	31,501	49,641	22,736	31,496	9,355

Expenses
Advisory fees (Note 4)	8,382	9,118	4,216	7,769	3,455
Administration fees (Note 4)	559	608	281	518	266
Custodian fees (Note 4)	14,526	16,955	16,320	12,776	7,679
Trustees’ fees and expenses (Note 5)	16,318	16,319	16,307	16,317	16,307
Transfer agent fees (Note 4)	8,729	6,643	8,729	8,729	8,729
Registration and filing fees	6,564	6,575	6,564	6,564	6,564
Professional fees	26,220	27,505	26,220	26,220	24,847
Printing and postage fees	5,441	3,804	5,441	5,441	5,484
Miscellaneous expenses	2,683	2,416	2,667	2,683	2,666
Total expenses	89,422	89,943	86,745	87,017	75,997

Expenses waived/reimbursed by the Adviser (Note 4)	(81,039)	(80,817)	(82,529)	(79,248)	(72,542)

Net expenses	8,383	9,126	4,216	7,769	3,455

Net Investment Income (Loss)	23,118	40,515	18,520	23,727	5,900

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers*	108,088	151,125	35,283	29,222	10,733
Foreign currency transactions and forward foreign currency exchange contract transactions	(6,413)	1,051	234	198	–

Net realized gain (loss)	101,675	152,176	35,517	29,420	10,733

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers**	183,581	146,173	98,849	230,335	39,249
Foreign currency transactions and forward foreign currency exchange contract transactions	(2,516)	415	(98)	39	–

Net change in unrealized appreciation/depreciation	181,065	146,588	98,751	230,374	39,249

Net realized and unrealized gain (loss)	282,740	298,764	134,268	259,794	49,982

Net Increase (Decrease) in Net Assets from Operations	$305,858	$339,279	$152,788	$283,521	$55,882

* Includes foreign capital gain taxes	$(156)	$(5)	$–	$–	$–

** Includes foreign deferred taxes	$(1,743)	$(1,709)	$–	$(92)	$–

See accompanying notes to financial statements.

19

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Global Value Spotlight Fund
	Six Months Ended 6/30/17 (Unaudited)	For the Period 9/22/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,118	$1,857
Net realized gain (loss)	101,675	32,174
Net change in unrealized appreciation/depreciation	181,065	61,345

Net increase (decrease) in net assets resulting from operations	305,858	95,376

Distributions to Shareholders from:
Net investment income	–	(8,100)
Net realized gains	–	(500)

Total distributions to shareholders	–	(8,600)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	–	2,000,000

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	–	2,000,000

Net Increase (Decrease) in Net Assets During the Period	305,858	2,086,776

Net Assets at Beginning of Period	2,086,776	–

Net Assets at End of Period	$2,392,634	$2,086,776

Undistributed (distribution in excess of) net investment income (loss)	$25,543	$2,425

Shares of Beneficial Interest:
Shares sold	–	200,000

Net increase (decrease)	–	200,000

*	Inception date.

See accompanying notes to financial statements.

20

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street International Value Spotlight Fund
	Six Months Ended 6/30/17 (Unaudited)	For the Period 7/13/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$40,515	$4,463
Net realized gain (loss)	152,176	83,583
Net change in unrealized appreciation/depreciation	146,588	203,490

Net increase (decrease) in net assets resulting from operations	339,279	291,536

Distributions to Shareholders from:
Net investment income	–	(3,800)
Net realized gains	–	(37,540)

Total distributions to shareholders	–	(41,340)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	–	2,000,000

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	–	2,000,000

Net Increase (Decrease) in Net Assets During the Period	339,279	2,250,196

Net Assets at Beginning of Period	2,250,196	–

Net Assets at End of Period	$2,589,475	$2,250,196

Undistributed (distribution in excess of) net investment income (loss)	$40,515	$–

Shares of Beneficial Interest:
Shares sold	–	200,000

Net increase (decrease)	–	200,000

*	Inception date.

See accompanying notes to financial statements.

21

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street European Value Spotlight Fund
	Six Months Ended 6/30/17 (Unaudited)	For the Period 9/22/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$18,520	$(889)
Net realized gain (loss)	35,517	6,209
Net change in unrealized appreciation/depreciation	98,751	39,762

Net increase (decrease) in net assets resulting from operations	152,788	45,082

Distributions to Shareholders from:
Net investment income	–	(840)
Net realized gains	–	(40)

Total distributions to shareholders	–	(880)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	–	1,000,000

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	–	1,000,000

Net Increase (Decrease) in Net Assets During the Period	152,788	1,044,202

Net Assets at Beginning of Period	1,044,202	–

Net Assets at End of Period	$1,196,990	$1,044,202

Undistributed (distribution in excess of) net investment income (loss)	$20,078	$1,558

Shares of Beneficial Interest:
Shares sold	–	100,000

Net increase (decrease)	–	100,000

*	Inception date.

See accompanying notes to financial statements.

22

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Asia Pacific Value Spotlight Fund
	Six Months Ended 6/30/17 (Unaudited)	For the Period 9/22/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,727	$7,095
Net realized gain (loss)	29,420	7,262
Net change in unrealized appreciation/depreciation	230,374	(81,257)

Net increase (decrease) in net assets resulting from operations	283,521	(66,900)

Distributions to Shareholders from:
Net investment income	–	(3,480)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	–	2,000,000

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	–	2,000,000

Net Increase (Decrease) in Net Assets During the Period	283,521	1,929,620

Net Assets at Beginning of period	1,929,620	–

Net Assets at End of Period	$2,213,141	$1,929,620

Undistributed (distribution in excess of) net investment income (loss)	$23,727	$–

Shares of Beneficial Interest:
Shares sold	–	200,000

Net increase (decrease)	–	200,000

*	Inception date.

See accompanying notes to financial statements.

23

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street U.S. Value Spotlight Fund
	Six Months Ended 6/30/17 (Unaudited)	For the Period 9/22/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,900	$3,534
Net realized gain (loss)	10,733	9,052
Net change in unrealized appreciation/depreciation	39,249	36,999

Net increase (decrease) in net assets resulting from operations	55,882	49,585

Distributions to Shareholders from:
Net investment income	–	(3,530)
Net realized gains	–	(710)

Total distributions to shareholders	–	(4,240)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	–	1,000,000

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	–	1,000,000

Net Increase (Decrease) in Net Assets During the Period	55,882	1,045,345

Net Assets at Beginning of Period	1,045,345	–

Net Assets at End of Period	$1,101,227	$1,045,345

Undistributed (distribution in excess of) net investment income (loss)	$5,900	$–

Shares of Beneficial Interest:
Shares sold	–	100,000

Net increase (decrease)	–	100,000

*	Inception date.

See accompanying notes to financial statements.

24

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Global Value Spotlight Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$10.43		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.12		0.01
Net realized and unrealized gain (loss)	1.41		0.46

Total from investment operations	1.53		0.47

Distributions to Shareholders from:
Net investment income	–		(0.04)
Net realized gains	–		(0.00	)(b)

Total distributions	–		(0.04)

Net asset value, end of period	$11.96		$10.43

Total return(c)	14.67%		4.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,393		$2,087
Ratios to average net assets:
Total expenses	8.00	%(d)	9.46	%(d)
Net expenses	0.75	%(d)	0.75	%(d)
Net investment income (loss)	2.07	%(d)	0.34	%(d)
Portfolio turnover rate	28	%(e)	18	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

25

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street International Value Spotlight Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		For the Period 7/14/16* - 12/31/16
Net asset value, beginning of period	$11.25		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.20		0.02
Net realized and unrealized gain (loss)	1.50		1.44

Total from investment operations	1.70		1.46

Distributions to Shareholders from:
Net investment income	–		(0.02)
Net realized gains	–		(0.19)

Total distributions	–		(0.21)

Net asset value, end of period	$12.95		$11.25

Total return(b)	15.11%		14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,589		$2,250
Ratios to average net assets:
Total expenses	7.40	%(c)	7.76	%(c)
Net expenses	0.75	%(c)	0.75	%(c)
Net investment income (loss)	3.33	%(c)	0.44	%(c)
Portfolio turnover rate	25	%(d)	26	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

26

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street European Value Spotlight Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$10.44		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.19		(0.01)
Net realized and unrealized gain (loss)	1.34		0.46

Total from investment operations	1.53		0.45

Distributions to Shareholders from:
Net investment income	–		(0.01)
Net realized gains	–		(0.00	)(b)

Total distributions	–		(0.01)

Net asset value, end of period	$11.97		$10.44

Total return(c)	14.66%		4.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,197		$1,044
Ratios to average net assets:
Total expenses	15.43	%(d)	19.10	%(d)
Net expenses	0.75	%(d)	0.75	%(d)
Net investment income (loss)	3.29	%(d)	(0.33	)%(d)
Portfolio turnover rate	31	%(e)	28	%(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

27

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street Asia Pacific Value Spotlight Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$9.65		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.12		0.04
Net realized and unrealized gain (loss)	1.30		(0.37)

Total from investment operations	1.42		(0.33)

Distributions to Shareholders from:
Net investment income	–		(0.02)

Net asset value, end of period	$11.07		$9.65

Total return(b)	14.72%		(3.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,213		$1,930
Ratios to average net assets:
Total expenses	8.40	%(c)	9.48	%(c)
Net expenses	0.75	%(c)	0.75	%(c)
Net investment income (loss)	2.29	%(c)	1.33	%(c)
Portfolio turnover rate	19	%(d)	8	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

28

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a share outstanding throughout each period

	State Street U.S. Value Spotlight Fund
	Class K
	Six Months Ended 6/30/17 (Unaudited)		For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$10.45		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.06		0.04
Net realized and unrealized gain (loss)	0.50		0.46

Total from investment operations	0.56		0.50

Distributions to Shareholders from:
Net investment income	–		(0.04)
Net realized gains	–		(0.01)

Total distributions	–		(0.05)

Net asset value, end of period	$11.01		$10.45

Total return(b)	5.36%		4.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,101		$1,045
Ratios to average net assets:
Total expenses	14.30	%(c)	14.28	%(c)
Net expenses	0.65	%(c)	0.65	%(c)
Net investment income (loss)	1.11	%(c)	1.27	%(c)
Portfolio turnover rate	15	%(d)	11	%(d)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

29

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “ Fund” and collectively the “ Funds”).

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Global Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	September 23, 2016
State Street International Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	September 23, 2016
State Street European Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	September 23, 2016
State Street Asia Pacific Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	July 14, 2016
State Street U.S. Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	September 23, 2016

The State Street Global Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund were formed on September 22, 2016 and commenced operations on September 23, 2016. The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.

Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

30

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

31

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

32

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

33

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended June 30, 2017, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:

Funds	Strategies
State Street Global Value Spotlight Fund	Offsetting Fund’s exposure to the component currencies
State Street European Value Spotlight Fund	Offsetting Fund’s exposure to the component currencies

Risks associated with Derivatives

Derivative financial instruments involve, to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the

34

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by the Fund, if any, is noted in the Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Trustees. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street European Value Spotlight Fund
Forward Foreign Currency Exchange Contracts(a)	$–	$376	$–	$–	$–	$376

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts(a)	$–	$3,617	$–	$–	$–	$3,617
State Street European Value Spotlight Fund
Forward Foreign Currency Exchange Contracts(a)	–	602	–	–	–	602

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

35

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$–	$7,025	$–	$–	$–	$7,025

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$–	$(2,728)	$–	$–	$–	$(2,728)
State Street European Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	–	(226)	–	–	–	(226)

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2017:

State Street European Value Spotlight Fund

Offsetting of Financial Assets and Derivative Assets

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
HSBC Bank plc	$130	$(130)	$–	$–
UBS AG	117	(117)	–	–
Westpac Banking Corp.	129	(129)	–	–
	$376	$(376)	$–	$–

36

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

Offsetting of Financial Liabilities and Derivative Liabilities

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
HSBC Bank plc	$(206)	$130	$–	$(76)
UBS AG	(188)	117	–	(71)
Westpac Banking Corp.	(208)	129	–	(79)
	$(602)	$376	$–	$(226)

State Street Global Value Spotlight Fund

Offsetting of Financial Liabilities and Derivative Liabilities

Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Barclays Capital	$(864)	$–	$–	$(864)
HSBC Bank plc	(862)	–	–	(862)
JP Morgan Chase Bank, N.A.	(454)	–	–	(454)
Royal Bank of Canada	(323)	–	–	(323)
Societe Generale	(323)	–	–	(323)
UBS AG	(348)	–	–	(348)
Westpac Banking Corp.	(443)	–	–	(443)
	$(3,617)	$–	$–	$(3,617)

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Funds, has entered into an investment advisory agreement with SSGA FM.

For the services provided under the investment advisory agreement, each Fund pays the Adviser a fee at an annual rate set forth below, of the Fund’s average daily net assets.

Fund	Percentage of average net assets
State Street Global Value Spotlight Fund	0.75%
State Street International Value Spotlight Fund	0.75%
State Street European Value Spotlight Fund	0.75%
State Street Asia Pacific Value Spotlight Fund	0.75%
State Street U.S. Value Spotlight Fund	0.65%

37

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Funds. The Sub-Adviser receives fees from the Adviser for its services provided to the Funds.

SSGA FM is contractually obligated until April 30, 2018, to waive up to the full amount of its advisory fee payable and/or to reimburse the Funds for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency fees, and administration fees) exceed the following percentages of average daily net assets on an annual basis.

Fund	Percentage of average net assets
State Street Global Value Spotlight Fund	0.70%
State Street International Value Spotlight Fund	0.70%
State Street European Value Spotlight Fund	0.70%
State Street Asia Pacific Value Spotlight Fund	0.70%
State Street U.S. Value Spotlight Fund	0.60%

The waiver and or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board.

For the period ended June 30, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

Administrator, Sub-Administrator Fees and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, the Funds pay SSGA FM a fee at an annual rate of 0.05% of their average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Funds pay State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a wholly owned entity of DST Systems, Inc. serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, BFDS was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (the “Distributor” or “SSGA FD”), an affiliate of the Adviser, serves as the Distributor of the Funds. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Funds may compensate the Distributor (or others) for services in connection with the distribution of the

38

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

Funds’ Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Funds’ net assets attributable to its Class A shares. The Funds’ Class A shares have not commenced operations. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017, are disclosed in the Schedules of Investments.

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of a Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Asia Pacific Value Spotlight Fund	1	100%
State Street European Value Spotlight Fund	1	100%
State Street Global Value Spotlight Fund	1	100%
State Street International Value Spotlight Fund	1	100%
State Street U.S. Value Spotlight Fund	1	100%

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

39

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

6. Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2017, were as follows:

	Other Securities
	Purchases	Sales
State Street Global Value Spotlight Fund	$590,569	$593,085
State Street International Value Spotlight Fund	576,846	657,393
State Street European Value Spotlight Fund	323,452	368,948
State Street Asia Pacific Value Spotlight Fund	379,730	397,742
State Street U.S. Value Spotlight Fund	142,491	152,082

7.	Income Tax Information

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Global Value Spotlight Fund	$2,126,447	$282,065	$34,480	$247,585
State Street International Value Spotlight Fund	2,223,450	397,779	46,617	351,162
State Street European Value Spotlight Fund	1,045,906	141,879	3,564	138,315
State Street Asia Pacific Value Spotlight Fund	2,041,483	201,492	52,291	149,201
State Street U.S. Value Spotlight Fund	1,011,374	105,310	28,953	76,357

40

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

8.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR Rate. The Funds had no outstanding loans as of June 30, 2017.

9.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Funds and concluded that it will be limited to additional disclosures.

41

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2017

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Institutional Investment Trust

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Global Value Spotlight Fund	0.75%	$1,146.70	$3.99	$1,021.10	$3.76
State Street International Value Spotlight Fund	0.75	1,151.10	4.00	1,021.10	3.76
State Street European Value Spotlight Fund	0.75	1,146.60	3.99	1,021.10	3.76
State Street Asia Pacific Value Spotlight Fund	0.75	1,147.20	3.99	1,021.10	3.76
State Street U.S. Value Spotlight Fund	0.65	1,053.60	3.31	1,021.60	3.26

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

43

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

44

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•	Comparisons of the Fund’s performance over the period since the Fund’s inception through December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year, since the Fund’s inception; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2017, for an additional year with respect to the Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the period since each Fund’s inception through December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

State Street Global Value Spotlight Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 23, 2016.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

State Street International Value Spotlight Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on July 14, 2016.

State Street European Value Spotlight Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 23, 2016.

State Street Asia Pacific Value Spotlight Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 23, 2016. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street U.S. Value Spotlight Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 23, 2016.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders of the Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Global Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street International Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street European Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2017 (Unaudited)

State Street Asia Pacific Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street U.S. Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Funds and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Funds and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITSPOTSAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 5, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2017